UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (2.91%)			PREFERRED STOCKS (continued)
Cable/Satellite TV (0.10%)			Fiduciary Banks (0.05%)
Comcast Corp 6.63%	46,700 $	1,071	BNY Capital V	43,300 $	957
Comcast Corp 7.00%; Series B	35,900	866

		1,937	Finance - Consumer Loans (0.06%)

			HSBC Finance Corp 6.88%	51,900	1,153
Commercial Banks (0.18%)
ASBC Capital I	11,600	246	Finance - Investment Banker & Broker (0.19%)
Barclays Bank PLC 7.10%	46,400	978	Credit Suisse Guernsey Ltd	23,500	587
Barclays Bank PLC 7.75%	26,296	576	JP Morgan Chase Capital XI	19,800	436
Barclays Bank PLC 8.13%	6,700	153	JP Morgan Chase Capital XII	6,400	145
BB&T Capital Trust V	35,100	900	JP Morgan Chase Capital XIV	22,400	505
National Bank of Greece SA	11,522	271	JP Morgan Chase Capital XXVI	28,600	729
Regions Financing Trust III	2,800	63	Morgan Stanley Capital Trust IV	64,400	1,319
VNB Capital Trust I	16,166	385	Morgan Stanley Capital Trust V	6,300	119
Zions Capital Trust B	9,700	196	Morgan Stanley Capital Trust VI	5,400	115

		3,768			3,955

Diversified Banking Institutions (0.07%)			Finance - Other Services (0.04%)
HSBC Holdings PLC 6.20%	5,300	106	ABN AMRO Capital Funding Trust VII	45,500	624
JP Morgan Chase & Co	6,400	167	National Rural Utilities Cooperative Finance
Royal Bank of Scotland Group PLC 5.75%;			Corp 6.10%	6,300	139
Series L	5,197	63	National Rural Utilities Cooperative Finance
Royal Bank of Scotland Group PLC 6.13%;			Corp 6.75%	4,800	115

Series R	18,700	240			878

Royal Bank of Scotland Group PLC 6.25%;
Series P	11,000	144	Financial Guarantee Insurance (0.00%)
Royal Bank of Scotland Group PLC 6.40%;			Financial Security Assurance Holdings Ltd
Series M	15,900	212	6.25%	5,200	64
Royal Bank of Scotland Group PLC 6.60%;
Series S	26,900	369	Investment Management & Advisory Services (0.08%)
Royal Bank of Scotland Group PLC 6.75%;			Ameriprise Financial Inc (a)	19,900	462
Series Q	2,077	29	Deutsche Bank Contingent Capital Trust II	52,300	1,032

		1,330	Deutsche Bank Contingent Capital Trust III	900	20

Diversified Financial Services (0.08%)					1,514

Citigroup Capital IX	5,000	91	Life & Health Insurance (0.14%)
Citigroup Capital VII	28,600	562	Delphi Financial Group Inc 7.38%	9,100	147
Citigroup Capital X	15,900	285	Delphi Financial Group Inc 8.00%	21,800	451
Citigroup Capital XI	13,200	238	Lincoln National Capital VI	2,000	40
General Electric Capital Corp 6.10%	2,800	63	Lincoln National Corp 6.75%	8,500	164
General Electric Capital Corp 6.45%	1,200	29	PLC Capital Trust III	30,900	634
Harris Preferred Capital Corp	16,700	363	PLC Capital Trust IV	7,400	147

		1,631	PLC Capital Trust V	23,400	398

Electric - Integrated (0.35%)			Protective Life Corp	16,300	315
Alabama Power Co - Series 2007B	58,800	1,511	Prudential Financial Inc	25,600	641

Dominion Resources Inc/VA (a)	46,700	1,216			2,937

Entergy Texas Inc (a)	11,100	290	Money Center Banks (0.13%)
FPL Group Capital Inc 7.45%	72,800	1,948	Santander Finance Preferred SA Unipersonal
Georgia Power Co 5.90%	6,100	152	6.00%	129,252	1,900
PPL Capital Funding Inc	20,700	516	Santander Finance Preferred SA Unipersonal
			6.50%	35,600	785
PPL Energy Supply LLC	25,800	662
			UBS Preferred Funding Trust IV	4,900	54

Xcel Energy Inc 7.60%	31,300	820

					2,739

		7,115

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (0.26%)			REITS - Apartments (continued)
Aegon NV 6.375%	48,050 $	769	Equity Residential	3,000 $	59
Aegon NV 6.50%	23,742	390	UDR Inc	7,100	131

Allianz SE	54,400	1,314			577

ING Groep NV 6.13%	5,500	98	REITS - Diversified (0.11%)
ING Groep NV 6.38%	44,400	780	Duke Realty Corp 6.60%	57,100	980
ING Groep NV 7.05%	23,500	450	Duke Realty Corp 6.95%	3,400	58
ING Groep NV 7.38%	11,100	220	Duke Realty Corp 8.38%	9,237	197
ING Groep NV 8.50%	59,200	1,290	PS Business Parks Inc - Series H	20,000	418

		5,311	PS Business Parks Inc - Series I	1,400	28

Multimedia (0.04%)			PS Business Parks Inc - Series M	8,500	175
Viacom Inc	40,000	894	PS Business Parks Inc - Series P	15,400	300
			Vornado Realty Trust - Series F	5,500	115

Property & Casualty Insurance (0.10%)					2,271

Berkley W R Capital Trust	67,000	1,564
Markel Corp	20,000	508	REITS - Office Property (0.02%)

		2,072	HRPT Properties Trust - Series B	25,000	486

Regional Banks (0.29%)			REITS - Shopping Centers (0.15%)
BAC Capital Trust IV	4,300	75	Developers Diversified Realty Corp 7.50%	19,900	268
BAC Capital Trust V	18,800	334	Kimco Realty Corp 7.75%	39,799	869
BAC Capital Trust VIII	78,200	1,438	Regency Centers Corp 7.45%	19,900	423
Fleet Capital Trust VIII	600	12	Weingarten Realty Investors 6.50%	84,500	1,520

National City Capital Trust II	7,900	159			3,080

National City Capital Trust III	3,700	73	REITS - Single Tenant (0.02%)
PNC Capital Trust C	18,800	466	Realty Income Corp - Series D	20,700	443
PNC Capital Trust D	36,500	773
SunTrust Capital IX	19,400	431	REITS - Storage (0.05%)
USB Capital VI	11,200	230	Public Storage Inc 6.45%; Series F	300	6
USB Capital VII	15,900	336	Public Storage Inc 6.45%; Series X	34,200	702
USB Capital XI	5,600	129	Public Storage Inc 6.63%; Series M	8,500	183
USB Capital XII	6,300	141	Public Storage Inc 6.95%; Series H	6,100	135

Wachovia Capital Trust IV	1,500	29			1,026

Wachovia Capital Trust IX	11,700	228	REITS - Warehouse & Industrial (0.06%)
Wachovia Corp 7.25%	1,400	29	AMB Property Corp - Series P	62,200	1,215
Wells Fargo Capital VII	31,000	640	First Industrial Realty Trust Inc - Series J	2,500	30
Wells Fargo Capital XI	12,300	254	First Industrial Realty Trust Inc - Series K	1,400	17

Wells Fargo Capital XII	8,700	217			1,262

		5,994

			Special Purpose Entity (0.15%)
Reinsurance (0.10%)			Corporate-Backed Trust Certificates 6.00%	9,900	181
Everest Re Capital Trust II	43,400	928	Corporate-Backed Trust Certificates 6.30%	4,700	100
PartnerRe Ltd 6.50%	10,000	218	Corporate-Backed Trust Certificates 7.63%	2,500	63
PartnerRe Ltd 6.75%	6,900	158	CORTS Trust for Bellsouth Capital Funding	12,600	277
RenaissanceRe Holdings Ltd - Series B	2,100	46	CORTS Trust for First Union Institutional
RenaissanceRe Holdings Ltd - Series C	12,700	234	Capital I	17,800	417
RenaissanceRe Holdings Ltd - Series D	24,400	513	CORTS Trust for SunAmerica	4,262	61

		2,097	Deutsche Bank Capital Funding Trust VIII	12,510	253

REITS - Apartments (0.03%)			Merrill Lynch Capital Trust I	36,000	653
BRE Properties Inc - Series C	17,800	338	PreferredPlus TR-CCR1 6.00%; Series GSC3	22,900	443
BRE Properties Inc - Series D	2,600	49	PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	30

Schedule of Investments Bond & Mortgage Securities Fund

July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Asset Backed Securities (3.35%)
SATURNS 2003-06 6.00%; Series GS	2,000 $	40	Ameriquest Mortgage Securities Inc
SATURNS 2003-11 5.63%; Series GS	2,500	48	0.59%, 3/25/2035 (d)	$ 242 $	191
SATURNS 2003-13 6.25%; Series CSFB	2,500	54	0.52%, 7/25/2035 (d)	69	67
SATURNS 2004-04 6.00%; Series GS	1,200	24	Carrington Mortgage Loan Trust
SATURNS 2004-06 6.00%; Series GS	22,900	444	0.56%, 12/25/2035 (d)	6,172	4,799

		3,088	Chase Funding Mortgage Loan Asset-Backed

			Certificates
Telephone - Integrated (0.03%)			0.88%, 7/25/2033 (d)	2,549	2,154
AT&T Inc	23,300	609	1.04%, 9/25/2033 (d)	664	112
			0.74%, 12/25/2033 (d)	47	38
Television (0.03%)			CNH Equipment Trust
CBS Corp 6.75%	28,100	521	4.12%, 5/15/2012	8,890	9,036
CBS Corp 7.25%	3,400	68	Countrywide Asset-Backed Certificates

		589	1.36%, 1/25/2034 (d)	30	14

			0.80%, 6/25/2035 (d)	2,800	2,085
TOTAL PREFERRED STOCKS	$ 59,777		0.95%, 12/25/2035 (d)	2,600	390

	Principal		0.57%, 2/25/2036 (d)	4,394	4,072
	Amount	Value	0.44%, 2/25/2037 (d)	7,775	4,486

	(000's)	(000's)	0.46%, 6/25/2037 (d)	4,032	731

BONDS (69.23%)			0.42%, 11/25/2037 (d)	5,320	2,945
Aerospace & Defense (0.70%)			Countrywide Home Equity Loan Trust
Boeing Co/The			0.52%, 12/15/2035 (d)	1,055	238
3.50%, 2/15/2015	$ 4,750	4,745	0.49%, 5/15/2036 (d)	3,412	570
4.88%, 2/15/2020	3,180	3,213	First Franklin Mortgage Loan Asset Backed
5.88%, 2/15/2040	2,930	3,008	Certificates
Northrop Grumman Corp			0.66%, 10/25/2034 (d)	46	44
3.70%, 8/ 1/2014	2,375	2,390	First-Citizens Home Equity Loan LLC
5.05%, 8/ 1/2019	930	956	0.50%, 9/15/2022 (d)(e)	998	563

		14,312	GMAC Mortgage Corp Loan Trust

			0.47%, 8/25/2035 (d)	1,681	467
Aerospace & Defense Equipment (0.06%)			0.50%, 11/25/2036 (d)	11,515	3,521
GenCorp Inc
9.50%, 8/15/2013	1,735	1,301	Great America Leasing Receivables
			5.39%, 9/15/2011 (e)	1,283	1,307
Airlines (0.42%)			Indymac Residential Asset Backed Trust
			0.47%, 4/25/2037 (d)	2,000	936
American Airlines Pass Through Trust 2001-02
7.86%, 10/ 1/2011	835	789	JP Morgan Mortgage Acquisition Corp
			0.46%, 4/25/2036 (d)	4,701	3,070
American Airlines Pass Through Trust 2009-1A
10.38%, 7/ 2/2019 (b)	5,205	5,361	5.45%, 11/25/2036	6,230	5,310
Continental Airlines Inc			0.37%, 12/25/2036 (d)	907	641
5.98%, 4/19/2022 (b)	235	197	0.37%, 3/25/2037 (d)	1,809	1,419
Delta Air Lines Inc			0.43%, 3/25/2037 (d)	3,820	1,299
7.11%, 9/18/2011 (c)	1,000	933	0.44%, 5/25/2037 (d)	7,850	2,457
6.72%, 1/ 2/2023	884	696	Lehman XS Trust
Southwest Airlines Co 2007-1 Pass Through			2.05%, 11/25/2035 (d)	2,891	1,664
Trust			Long Beach Mortgage Loan Trust
6.15%, 8/ 1/2022	789	736	0.82%, 6/25/2034 (c)(d)	450	257

		8,712	0.79%, 2/25/2035 (d)	3,000	2,493

Apparel Manufacturers (0.02%)			0.43%, 7/25/2036 (d)	6,660	1,825
Rafaella Apparel Group Inc			0.39%, 10/25/2036 (c)(d)	2,625	785
11.25%, 6/15/2011	2,105	463	0.46%, 12/25/2036 (d)	2,175	493
			Marriott Vacation Club Owner Trust
			5.52%, 5/20/2029 (d)(e)	1,238	1,037

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Beverages - Wine & Spirits (0.09%)
Merrill Lynch Mortgage Investors Inc			Constellation Brands Inc
0.52%, 7/25/2036 (d)	$ 228 $	137	8.38%, 12/15/2014	$ 1,200 $	1,242
MSDWCC Heloc Trust			7.25%, 9/ 1/2016	505	495

0.47%, 7/25/2017 (d)	606	255			1,737

Ownit Mortgage Loan Asset Backed Certificates
0.59%, 8/25/2036 (d)	325	299	Brewery (1.80%)
Popular ABS Mortgage Pass-Through Trust			Anheuser-Busch InBev Worldwide Inc
0.56%, 5/25/2035 (d)	1,501	779	5.38%, 11/15/2014 (e)	15,995	16,721
Residential Asset Mortgage Products Inc			6.88%, 11/15/2019 (e)	18,130	20,140

0.56%, 7/25/2035 (d)	758	643			36,861

SACO I Inc			Broadcasting Services & Programming (0.02%)
0.43%, 9/25/2036 (d)	1,072	115	Grupo Televisa SA
Saxon Asset Securities Trust			6.63%, 3/18/2025	450	424
0.80%, 3/25/2035 (d)	2,500	1,852
Swift Master Auto Receivables Trust			Building - Residential & Commercial (0.08%)
0.39%, 6/15/2012 (d)	3,300	3,135	M/I Homes Inc

		68,731	6.88%, 4/ 1/2012	2,000	1,630

Auto/Truck Parts & Equipment - Original (0.05%)
			Building & Construction - Miscellaneous (0.03%)
Stanadyne Corp
10.00%, 8/15/2014	700	567	Dycom Investments Inc
			8.13%, 10/15/2015	830	685
Tenneco Inc
8.13%, 11/15/2015	500	454	Building Products - Cement & Aggregate (0.25%)

		1,021	CRH America Inc

Automobile Sequential (1.42%)			6.40%, 10/15/2033	545	440
AmeriCredit Automobile Receivables Trust			Martin Marietta Materials Inc
0.32%, 4/ 6/2012 (d)	963	956	0.64%, 4/30/2010 (d)	4,520	4,458
Capital Auto Receivables Asset Trust			US Concrete Inc
5.52%, 3/15/2011 (d)	3,445	3,121	8.38%, 4/ 1/2014	500	321

4.68%, 10/15/2012 (d)	6,740	6,961			5,219

Capital One Auto Finance Trust			Building Products - Wood (0.06%)
0.33%, 10/15/2012 (d)	2,146	2,084	Masco Corp
Daimler Chrysler Auto Trust			0.94%, 3/12/2010 (d)	1,335	1,303
4.71%, 9/10/2012	3,130	3,209
Ford Credit Auto Owner Trust			Cable/Satellite TV (2.52%)
5.30%, 6/15/2012	3,095	3,094	Charter Communications Operating LLC /
5.60%, 10/15/2012	1,315	1,194	Charter Communications Operating Capital
5.69%, 11/15/2012 (d)	905	869	10.00%, 4/30/2012 (e)	545	544
Hyundai Auto Receivables Trust			10.38%, 4/30/2014 (d)(e)	1,150	1,147
0.69%, 1/17/2012 (d)	1,195	1,192	Comcast Corp
Merrill Auto Trust Securitization			6.30%, 11/15/2017	4,320	4,758
1.44%, 12/15/2010 (d)	2,063	2,066	5.70%, 7/ 1/2019	4,125	4,398
Volkswagen Auto Loan Enhanced Trust			6.55%, 7/ 1/2039	5,365	5,837
4.50%, 7/20/2012	2,330	2,395	COX Communications Inc
WFS Financial Owner Trust			6.75%, 3/15/2011	305	323
4.50%, 5/17/2013	1,960	1,967	5.45%, 12/15/2014	1,805	1,904

		29,108	5.50%, 10/ 1/2015	1,815	1,867

Beverages - Non-Alcoholic (0.04%)			8.38%, 3/ 1/2039 (e)	7,310	9,134
Coca-Cola Enterprises Inc			CSC Holdings Inc/United States
4.25%, 3/ 1/2015	765	799	8.50%, 4/15/2014 (e)	295	304
			7.88%, 2/15/2018	675	668

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable/Satellite TV (continued)			Cellular Telecommunications (continued)
DirecTV Holdings LLC / DirecTV Financing			Digicel Group Ltd (continued)
Co Inc			9.13%, 1/15/2015 (e)	$ 1,650 $	1,435
8.38%, 3/15/2013	$ 1,940 $	1,981	iPCS Inc
DISH DBS Corp			3.15%, 5/ 1/2013 (d)	560	468
7.75%, 5/31/2015	2,270	2,276	Nextel Communications Inc
Kabel Deutschland GmbH			7.38%, 8/ 1/2015	3,970	3,563
10.63%, 7/ 1/2014	2,085	2,184	Rogers Wireless Inc
Rainbow National Services LLC			6.38%, 3/ 1/2014	2,285	2,539
10.38%, 9/ 1/2014 (e)	2,190	2,288	Vodafone Group PLC
Time Warner Cable Inc			0.97%, 6/15/2011 (d)	1,930	1,908
6.55%, 5/ 1/2037	7,650	8,162	0.94%, 2/27/2012 (d)	4,000	3,899
6.75%, 6/15/2039	585	633	5.45%, 6/10/2019	9,720	10,171

Unitymedia GmbH					26,982

10.38%, 2/15/2015 (c)(e)	1,200	1,254
UPC Holding BV			Chemicals - Diversified (0.45%)
9.88%, 4/15/2018 (e)	2,025	2,015	Dow Chemical Co/The

		51,677	8.55%, 5/15/2019	3,825	4,196

			9.40%, 5/15/2039	2,105	2,529
Casino Hotels (0.29%)			Huntsman LLC
Harrah's Operating Co Inc			11.50%, 7/15/2012	1,515	1,559
10.00%, 12/15/2018 (e)	359	251	Phibro Animal Health Corp
10.00%, 12/15/2018 (e)	1,331	932	10.00%, 8/ 1/2013 (e)	500	454
Harrah's Operating Escrow LLC / Harrah's			Reichhold Industries Inc
Escrow Corp			9.00%, 8/15/2014 (e)	1,100	423

11.25%, 6/ 1/2017 (e)	130	132
					9,161

MGM Mirage
8.50%, 9/15/2010	985	928	Chemicals - Specialty (0.06%)
13.00%, 11/15/2013 (e)	1,470	1,657	Nalco Co
10.38%, 5/15/2014 (e)	215	231	7.75%, 11/15/2011	551	554
Turning Stone Resort Casino Enterprise			NewMarket Corp
9.13%, 12/15/2010 (e)	400	380	7.13%, 12/15/2016	750	697

Wynn Las Vegas LLC / Wynn Las Vegas					1,251

Capital Corp			Coal (0.04%)
6.63%, 12/ 1/2014	1,607	1,495

			Arch Coal Inc
		6,006	8.75%, 8/ 1/2016 (e)	770	778

Casino Services (0.16%)
Choctaw Resort Development Enterprise			Commercial Banks (1.13%)
7.25%, 11/15/2019 (e)	858	498	ANZ National International Ltd
Peninsula Gaming LLC			3.25%, 4/ 2/2012 (e)	460	450
8.38%, 8/15/2015 (e)(f)	820	820	CBA Capital Trust II
10.75%, 8/15/2017 (e)(f)	1,155	1,122	6.02%, 3/15/2036 (e)	1,920	1,327
Scientific Games International Inc			Credit Suisse/New York NY
9.25%, 6/15/2019 (e)	495	512	6.00%, 2/15/2018	3,000	3,101
Snoqualmie Entertainment Authority			KeyBank NA
9.13%, 2/ 1/2015 (e)	725	391	1.17%, 11/ 3/2009 (d)	2,000	1,986

		3,343	M&I Marshall & Ilsley Bank

			0.92%, 12/ 4/2012 (d)	5,500	3,720
Cellular Telecommunications (1.31%)			National Australia Bank Ltd
Centennial Communications Corp			5.35%, 6/12/2013 (e)	2,250	2,373
6.35%, 1/ 1/2013 (d)	780	760	Nordea Bank Sweden AB
Cricket Communications Inc			8.95%, 11/29/2049 (e)	3,160	2,465
9.38%, 11/ 1/2014	1,785	1,812	Rabobank Nederland NV
Digicel Group Ltd			11.00%, 12/29/2049 (d)(e)	1,935	2,254
12.00%, 4/ 1/2014 (e)	405	427

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Credit Card Asset Backed Securities
RSHB Capital SA for OJSC Russian			(continued)
Agricultural Bank			BA Credit Card Trust (continued)
9.00%, 6/11/2014 (e)	$ 400 $	426	0.99%, 12/15/2014 (d)	$ 3,000 $	2,897
Svenska Handelsbanken AB			Cabela's Master Credit Card Trust
4.88%, 6/10/2014 (e)	1,965	2,031	4.31%, 12/16/2013 (e)	3,600	3,648
VTB Capital SA			Discover Card Master Trust
6.88%, 5/29/2018 (e)	665	613	5.65%, 3/16/2020	2,525	2,479
Wachovia Bank NA			GE Capital Credit Card Master Note Trust
7.80%, 8/18/2010	385	406	0.47%, 3/15/2015 (d)	3,160	2,596

Woori Bank					17,581

7.00%, 2/ 2/2015 (e)	500	523	Cruise Lines (0.06%)
6.21%, 5/ 2/2037 (d)(e)	2,265	1,607	Royal Caribbean Cruises Ltd

		23,282	6.88%, 12/ 1/2013	1,400	1,239

Commercial Services (0.05%)
Iron Mountain Inc			Data Processing & Management (0.03%)
8.00%, 6/15/2020	1,010	985	First Data Corp
			9.88%, 9/24/2015	825	696
Computer Services (0.09%)
Sungard Data Systems Inc			Diversified Banking Institutions (5.81%)
10.25%, 8/15/2015	1,790	1,835	Bank of America Corp
			5.38%, 9/11/2012	2,000	2,054
Computers (0.07%)			6.50%, 8/ 1/2016	18,950	19,278
Hewlett-Packard Co			5.42%, 3/15/2017	4,595	4,136
2.95%, 8/15/2012	1,340	1,373	6.00%, 9/ 1/2017	2,755	2,690
			5.75%, 12/ 1/2017	5,665	5,439
Computers - Memory Devices (0.10%)			5.65%, 5/ 1/2018	1,780	1,698
Seagate Technology HDD Holdings			Citigroup Inc
6.80%, 10/ 1/2016	1,370	1,288	5.63%, 8/27/2012	5,150	5,000
Seagate Technology International			5.00%, 9/15/2014	11,000	9,845
10.00%, 5/ 1/2014 (e)	690	755

			8.13%, 7/15/2039	19,620	19,763
		2,043	Credit Agricole SA

Consumer Products - Miscellaneous (0.04%)			6.64%, 5/31/2049 (d)(e)	2,140	1,348
Blyth Inc			GMAC Inc
5.50%, 11/ 1/2013	1,150	891	7.75%, 1/19/2010 (e)	990	975
			6.88%, 9/15/2011 (e)	886	817
Containers - Metal & Glass (0.01%)			6.00%, 12/15/2011 (e)	1,149	1,028
Impress Holdings BV			6.63%, 5/15/2012 (e)	588	532
3.63%, 9/15/2013 (d)(e)	250	228	Goldman Sachs Group Inc/The
			1.24%, 8/ 5/2011 (d)	3,500	3,408
Containers - Paper & Plastic (0.18%)			1.19%, 2/ 6/2012 (d)	2,000	1,945
Bemis Co Inc
5.65%, 8/ 1/2014	985	1,032	3.63%, 8/ 1/2012	4,750	4,834
6.80%, 8/ 1/2019	820	897	6.45%, 5/ 1/2036	880	836
Norampac Industries Inc			6.75%, 10/ 1/2037	11,457	11,557
6.75%, 6/ 1/2013	805	725	HSBC Holdings PLC
Plastipak Holdings Inc			5.25%, 12/12/2012	300	312
8.50%, 12/15/2015 (e)	750	713	JP Morgan Chase & Co
10.63%, 8/15/2019 (e)	310	316	5.25%, 5/ 1/2015	3,840	3,906

		3,683	6.13%, 6/27/2017	7,000	7,295

			6.40%, 5/15/2038	750	816
Credit Card Asset Backed Securities (0.86%)			Morgan Stanley
BA Credit Card Trust			0.79%, 1/15/2010 (d)	3,925	3,909
0.89%, 3/15/2012 (d)	6,000	5,961	7.30%, 5/13/2019	4,060	4,573

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (continued)			Electric - Generation (continued)
Royal Bank of Scotland Group PLC			Midwest Generation LLC
5.00%, 10/ 1/2014	$ 220 $	186	8.56%, 1/ 2/2016	$ 292 $	294
5.05%, 1/ 8/2015	1,215	959	Reliant Energy Mid-Atlantic Power Holdings
4.70%, 7/ 3/2018	218	144	LLC

		119,283	9.24%, 7/ 2/2017	2,591	2,539

			Tenaska Oklahoma
Diversified Financial Services (0.18%)			6.53%, 12/30/2014 (e)	323	327

Capmark Financial Group Inc					12,776

3.61%, 5/10/2010 (d)	3,450	1,173
General Electric Capital Corp			Electric - Integrated (0.88%)
4.63%, 9/15/2009	285	286	Alabama Power Co
TNK-BP Finance SA			0.85%, 8/25/2009 (d)	1,000	1,000
7.50%, 3/13/2013 (e)	950	924	Baltimore Gas & Electric Co
6.63%, 3/20/2017 (e)	1,540	1,324	5.90%, 10/ 1/2016	1,230	1,266

		3,707	Carolina Power & Light Co

			5.30%, 1/15/2019	1,290	1,374
Diversified Manufacturing Operations (0.10%)			CMS Energy Corp
Tyco International Finance SA			8.75%, 6/15/2019	310	326
8.50%, 1/15/2019	1,735	2,010	Commonwealth Edison Co
			4.70%, 4/15/2015	1,120	1,159
Diversified Minerals (1.04%)			5.80%, 3/15/2018	950	1,023
Rio Tinto Finance USA Ltd			Duke Energy Carolinas LLC
8.95%, 5/ 1/2014	2,685	3,120	6.10%, 6/ 1/2037	180	195
6.50%, 7/15/2018	2,000	2,099	Jersey Central Power & Light Co
9.00%, 5/ 1/2019	2,685	3,159	7.35%, 2/ 1/2019	2,825	3,275
Teck Cominco Ltd			6.15%, 6/ 1/2037	1,025	1,029
7.00%, 9/15/2012	360	360	Mirant Americas Generation LLC
Teck Resources Ltd			8.30%, 5/ 1/2011	1,360	1,382
9.75%, 5/15/2014 (e)	1,725	1,919	Ohio Power Co
10.25%, 5/15/2016 (e)	4,070	4,609	0.76%, 4/ 5/2010 (d)	2,870	2,869
10.75%, 5/15/2019 (e)	5,140	5,982	Texas Competitive Electric Holdings Co LLC

		21,248	10.25%, 11/ 1/2015 (d)	2,930	2,300

			Virginia Electric & Power Co
Diversified Operations (0.09%)			6.00%, 5/15/2037	800	866

Susser Holdings LLC / Susser Finance Corp					18,064

10.63%, 12/15/2013	1,900	1,919
			Electronic Components - Miscellaneous (0.12%)
Diversified Operations & Commercial Services (0.04%)			Communications & Power Industries Inc
Aramark Corp			8.00%, 2/ 1/2012	500	490
8.50%, 2/ 1/2015	815	821	NXP BV / NXP Funding LLC
			3.26%, 10/15/2013 (d)	1,715	1,051
Electric - Generation (0.62%)			9.50%, 10/15/2015	1,760	862

AES Corp/The					2,403

9.75%, 4/15/2016 (e)	2,315	2,419
CE Casecnan Water & Energy			Electronic Components - Semiconductors (0.08%)
11.95%, 11/15/2010	330	330	National Semiconductor Corp
CE Generation LLC			0.88%, 6/15/2010 (d)	1,725	1,568
7.42%, 12/15/2018	867	836
Edison Mission Energy			Electronics - Military (0.05%)
7.20%, 5/15/2019	2,555	1,935	L-3 Communications Corp
Elwood Energy LLC			7.63%, 6/15/2012	1,000	1,011
8.16%, 7/ 5/2026	2,081	1,784
Indiantown Cogeneration LP			Enterprise Software & Services (0.28%)
9.26%, 12/15/2010	2,368	2,312	Oracle Corp
			5.00%, 7/ 8/2019	5,030	5,300

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Enterprise Software & Services (continued)			Finance - Leasing Company (0.09%)
Oracle Corp (continued)			International Lease Finance Corp
6.13%, 7/ 8/2039	$ 315 $	347	0.91%, 1/15/2010 (d)	$ 2,000 $	1,910

		5,647

			Finance - Mortgage Loan/Banker (0.16%)
Finance - Auto Loans (0.25%)			Fannie Mae
Ford Motor Credit Co LLC			7.25%, 1/15/2010	250	258
7.38%, 10/28/2009	700	699	6.00%, 5/15/2011	75	81
2.08%, 1/15/2010 (d)	4,500	4,410	SLM Student Loan Trust

		5,109	1.05%, 10/25/2017 (d)	3,000	2,930

Finance - Commercial (0.28%)					3,269

CIT Group Inc			Finance - Other Services (0.07%)
4.25%, 2/ 1/2010	1,010	591	Icahn Enterprises LP / Icahn Enterprises
5.00%, 2/13/2014	590	316	Finance Corp
Textron Financial Corp			8.13%, 6/ 1/2012	1,000	950
0.79%, 2/25/2011 (d)	5,325	4,776	7.13%, 2/15/2013	575	533

		5,683			1,483

Finance - Consumer Loans (0.59%)			Food - Miscellaneous/Diversified (0.38%)
HSBC Finance Capital Trust IX			General Mills Inc
5.91%, 11/30/2035	650	358	0.64%, 1/22/2010 (d)	3,125	3,124
HSBC Finance Corp			HJ Heinz Finance Co
1.13%, 11/16/2009 (d)	3,275	3,264	7.13%, 8/ 1/2039 (e)	4,325	4,759

4.13%, 11/16/2009	1,750	1,760			7,883

5.50%, 1/19/2016	1,000	967
			Food - Retail (0.32%)
SLM Corp
0.66%, 7/26/2010 (d)	3,500	3,087	Delhaize America Inc
			9.00%, 4/15/2031	3,425	4,287
4.50%, 7/26/2010	2,865	2,608

			Great Atlantic & Pacific Tea Co
		12,044	11.38%, 8/ 1/2015 (e)(f)	385	387

Finance - Credit Card (0.89%)			Ingles Markets Inc
American Express Co			8.88%, 5/15/2017 (e)	1,895	1,919

8.13%, 5/20/2019	3,000	3,315			6,593

6.80%, 9/ 1/2066 (d)	1,500	1,095	Gambling (Non-Hotel) (0.06%)
Capital One Bank USA NA			Pinnacle Entertainment Inc
6.50%, 6/13/2013	1,100	1,110	7.50%, 6/15/2015	1,205	1,069
Discover Financial Services			8.63%, 8/ 1/2017 (e)(f)	155	155

10.25%, 7/15/2019	12,155	12,798

					1,224

		18,318

			Home Equity - Other (1.38%)
Finance - Investment Banker & Broker (0.84%)
			Asset Backed Funding Certificates
Credit Suisse USA Inc			0.52%, 7/25/2035 (d)	112	109
0.75%, 1/15/2010 (d)	1,500	1,501
			Asset Backed Securities Corp Home Equity
Jefferies Group Inc			0.38%, 7/25/2036 (d)	1,771	1,615
6.45%, 6/ 8/2027	4,520	3,401
			Bear Stearns Asset Backed Securities Trust
6.25%, 1/15/2036	3,880	2,760	0.88%, 3/25/2034 (d)	1,098	603
Macquarie Group Ltd			0.44%, 8/25/2036 (d)	7,145	2,361
7.30%, 8/ 1/2014 (b)(e)(f)	890	888
			0.47%, 5/25/2037 (d)	3,200	1,513
Merrill Lynch & Co Inc
1.24%, 2/ 5/2010 (d)	1,500	1,492	CDC Mortgage Capital Trust
			1.14%, 6/25/2034 (d)	572	346
1.23%, 11/ 1/2011 (d)	4,650	4,405
			Countrywide Asset-Backed Certificates
0.87%, 6/ 5/2012 (d)	2,300	2,088	6.09%, 6/25/2021 (d)	3,807	1,215
UBS Preferred Funding Trust V			First NLC Trust
6.24%, 5/29/2049	1,200	732	0.61%, 5/25/2035 (d)	509	219

		17,267	0.59%, 9/25/2035 (d)	2,065	1,885

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Independent Power Producer (continued)
GMAC Mortgage Corp Loan Trust			NRG Energy Inc (continued)
5.75%, 10/25/2036	$ 3,960 $	2,532	8.50%, 6/15/2019	$ 940 $	925

5.81%, 10/25/2036	1,825	630			4,157

6.05%, 12/25/2037 (d)	3,820	1,608	Investment Companies (0.16%)
GSAA Trust			Xstrata Finance Canada Ltd
0.43%, 4/25/2047 (c)(d)	8,765	1,406	5.80%, 11/15/2016 (e)	1,220	1,168
HSI Asset Securitization Corp Trust			Xstrata Finance Dubai Ltd
0.43%, 1/25/2037 (d)	6,548	2,160	1.27%, 11/13/2009 (d)(e)	2,150	2,129

Indymac Residential Asset Backed Trust					3,297

0.52%, 8/25/2035 (d)	227	217
JP Morgan Mortgage Acquisition Corp			Investment Management & Advisory Services (0.05%)
0.43%, 8/25/2036 (d)	1,850	1,028	Ameriprise Financial Inc
Morgan Stanley ABS Capital I			5.35%, 11/15/2010	2	2
1.15%, 12/25/2034 (d)	424	76	Janus Capital Group Inc
New Century Home Equity Loan Trust			6.95%, 6/15/2017 (d)	1,135	1,014

0.57%, 3/25/2035 (c)(d)	85	53			1,016

Option One Mortgage Loan Trust			Life & Health Insurance (0.66%)
1.33%, 5/25/2034 (d)	984	587
			Hartford Life Global Funding Trusts
1.28%, 2/25/2035 (c)(d)	172	9	0.80%, 9/15/2009 (d)	3,475	3,474
0.74%, 3/25/2037 (c)(d)	4,325	84	Lincoln National Corp
Residential Asset Securities Corp			5.65%, 8/27/2012	865	856
0.56%, 7/25/2035 (d)	28	27	7.00%, 5/17/2066 (d)	3,350	2,194
0.43%, 9/25/2036 (d)	7,900	4,081	New York Life Global Funding
Saxon Asset Securities Trust			4.65%, 5/ 9/2013 (e)	890	914
1.98%, 3/25/2035 (d)	538	156	Pacific Life Global Funding
Soundview Home Equity Loan Trust			0.84%, 6/22/2011 (d)(e)	2,500	2,306
0.38%, 7/25/2036 (d)	310	306	Pacific Life Insurance Co
Specialty Underwriting & Residential Finance			9.25%, 6/15/2039 (e)	935	943
1.05%, 2/25/2035 (d)	610	301	StanCorp Financial Group Inc
0.52%, 3/25/2036 (d)	86	84	6.88%, 10/ 1/2012	1,065	944
WAMU Asset-Backed Certificates			Stingray Pass-Through Trust
0.46%, 5/25/2037 (d)	4,000	1,198	5.90%, 1/12/2015 (b)(e)	3,000	270
0.46%, 7/25/2047 (d)	6,850	1,788	Sun Life Financial Global Funding LP
Wells Fargo Home Equity Trust			0.83%, 7/ 6/2010 (d)(e)	1,750	1,703

0.79%, 4/25/2034 (d)	407	209			13,604

		28,406

			Medical - Biomedical/Gene (0.02%)
Home Equity - Sequential (0.14%)			Bio-Rad Laboratories Inc
BNC Mortgage Loan Trust			8.00%, 9/15/2016 (e)	415	424
0.46%, 7/25/2037 (d)	4,405	585
Countrywide Asset-Backed Certificates			Medical - Drugs (0.90%)
5.39%, 4/25/2036	3,172	1,204	Axcan Intermediate Holdings Inc
5.51%, 8/25/2036	2,823	1,079	9.25%, 3/ 1/2015	2,000	2,070
Residential Asset Securities Corp			Elan Finance PLC / Elan Finance Corp
4.70%, 10/25/2031	93	91	4.88%, 11/15/2011 (d)	600	570

		2,959	7.75%, 11/15/2011	195	193

			4.79%, 12/ 1/2013 (d)	2,810	2,487
Hotels & Motels (0.10%)
			Merck & Co Inc/NJ
Wyndham Worldwide Corp			5.85%, 6/30/2039	25	27
9.88%, 5/ 1/2014	2,005	2,078
			Schering-Plough Corp
Independent Power Producer (0.20%)			5.55%, 12/ 1/2013 (d)	7,010	7,608
NRG Energy Inc
7.25%, 2/ 1/2014	3,290	3,232

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Drugs (continued)			Miscellaneous Manufacturers (0.03%)
Wyeth			Trimas Corp
5.50%, 3/15/2013 (d)	$ 5,135 $	5,524	9.88%, 6/15/2012	$ 700 $	613

		18,479

			Money Center Banks (0.25%)
Medical - Hospitals (0.14%)			Comerica Bank
Community Health Systems Inc			5.75%, 11/21/2016	2,250	1,895
8.88%, 7/15/2015	1,210	1,246	Unicredit Luxembourg Finance SA
HCA Inc			6.00%, 10/31/2017 (e)	3,600	3,161

7.88%, 2/ 1/2011	150	150			5,056

9.88%, 2/15/2017 (e)	200	211
HCA Inc/DE			Mortgage Backed Securities (18.32%)
9.25%, 11/15/2016	500	521	ACT Depositor Corp
8.50%, 4/15/2019 (e)	810	830	0.59%, 9/22/2041 (b)(d)(e)	5,867	528

		2,958	Adjustable Rate Mortgage Trust

			0.86%, 2/25/2035 (d)	310	162
Medical - Outpatient & Home Medical Care (0.19%)			0.56%, 6/25/2035 (d)	1,028	824
Select Medical Corp			4.98%, 11/25/2035 (d)	1,600	1,387
7.63%, 2/ 1/2015	4,405	3,810	0.56%, 8/25/2036 (c)(d)	5,267	827
Medical - Wholesale Drug Distribution (0.29%)			Banc of America Commercial Mortgage Inc
			0.23%, 7/10/2042	228,427	1,591
AmerisourceBergen Corp
5.63%, 9/15/2012	2,175	2,231	0.13%, 7/10/2043 (d)(e)	157,126	1,180
Cardinal Health Inc			4.97%, 7/10/2043	1,890	656
0.87%, 10/ 2/2009 (d)	3,800	3,791	5.33%, 9/10/2045	4,775	4,825

		6,022	5.31%, 10/10/2045 (d)	1,995	2,002

			5.68%, 7/10/2046 (d)	2,750	1,705
Medical Instruments (0.27%)
			5.45%, 1/15/2049	6,375	5,659
St Jude Medical Inc
3.75%, 7/15/2014	2,840	2,861	5.67%, 1/15/2049 (d)(e)	1,335	92
4.88%, 7/15/2019	2,715	2,757	5.63%, 4/10/2049	4,535	4,323

		5,618	5.69%, 4/10/2049 (d)	11,140	9,438

			5.66%, 6/10/2049 (d)	7,350	5,571
Medical Laboratory & Testing Service (0.33%)			5.66%, 6/10/2049 (d)	800	393
Roche Holdings Inc			5.49%, 2/10/2051	4,560	3,582
5.00%, 3/ 1/2014 (e)	635	676
			5.74%, 2/10/2051 (d)	7,800	6,654
6.00%, 3/ 1/2019 (e)	5,415	6,005

			6.17%, 2/10/2051 (d)	5,165	4,479
		6,681

			Banc of America Funding Corp
Medical Products (0.44%)			0.37%, 7/20/2036 (d)	684	593
Angiotech Pharmaceuticals Inc			0.57%, 7/20/2036 (d)	6,476	1,232
4.42%, 12/ 1/2013 (d)	3,070	2,440	0.47%, 4/25/2037 (d)	3,200	1,516
CareFusion Corp			BCRR Trust
5.13%, 8/ 1/2014 (e)	4,420	4,540	5.86%, 12/15/2043 (b)(e)	1,975	1,102
Hospira Inc			Bear Stearns Adjustable Rate Mortgage Trust
1.08%, 3/30/2010 (d)	2,000	1,990	4.04%, 8/25/2035 (d)	1,422	962

		8,970	Bear Stearns Alt-A Trust

Metal - Copper (0.22%)			0.56%, 7/25/2035 (d)	343	84
Freeport-McMoRan Copper & Gold Inc			0.44%, 11/25/2036 (d)	882	432
8.25%, 4/ 1/2015	3,130	3,310	Bear Stearns Asset Backed Securities Trust
8.38%, 4/ 1/2017	1,225	1,299	0.52%, 4/25/2036 (d)	2,574	881

		4,609	Bear Stearns Commercial Mortgage Securities

			0.46%, 5/11/2039 (d)(e)	5,702	48
Metal - Diversified (0.02%)			Bear Stearns Mortgage Funding Trust
Vedanta Resources PLC			0.50%, 7/25/2036 (d)	7,741	3,250
6.63%, 2/22/2010 (e)	340	341

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bella Vista Mortgage Trust			Fannie Mae
0.59%, 1/22/2045 (d)	$ 1,293 $	662	1.29%, 10/25/2011 (b)(d)	$ 88,149 $	1,369
0.54%, 5/20/2045 (c)(d)	760	324	0.59%, 2/25/2018 (d)	554	555
Chase Mortgage Finance Corp			0.53%, 11/25/2022 (d)	788	780
5.43%, 3/25/2037 (d)	8,780	5,986	0.48%, 1/25/2023 (d)	1,002	991
Citigroup / Deutsche Bank Commercial			0.59%, 2/25/2032 (d)	1,299	1,285
Mortgage Trust			0.53%, 3/25/2035 (d)	681	669
0.42%, 10/15/2048 (d)	106,571	1,559
0.07%, 12/11/2049 (d)(e)	120,529	697	6.80%, 3/25/2039	3,721	3,966
0.33%, 12/11/2049 (d)	92,021	998	6.44%, 4/25/2039	2,376	2,526
5.21%, 12/11/2049	2,620	2,588	6.50%, 2/25/2047	1,844	1,977
			Fannie Mae Whole Loan
Citigroup Commercial Mortgage Trust			0.48%, 5/25/2035 (c)(d)	1,564	1,502
0.51%, 10/15/2049 (d)	64,677	1,099
			First Union National Bank Commercial
5.70%, 12/10/2049 (d)	5,000	4,265	Mortgage Securities Inc
Commercial Mortgage Loan Trust			8.09%, 5/17/2032	700	708
6.02%, 9/10/2017 (d)	5,260	4,180	6.14%, 2/12/2034	150	158
Commercial Mortgage Pass Through Certificates			Freddie Mac
0.10%, 12/10/2046 (d)(e)	60,719	396	0.59%, 6/15/2018 (d)	781	771
Countrywide Alternative Loan Trust			0.74%, 6/15/2023 (d)	1,165	1,139
0.51%, 5/25/2035 (d)	26	13
			0.69%, 7/15/2023 (d)	7,509	7,381
2.52%, 7/20/2035 (d)	961	445
			0.64%, 2/15/2030 (d)	624	616
0.70%, 12/25/2035 (c)(d)	3,892	1,047
			0.64%, 5/15/2030 (d)	537	529
0.56%, 6/25/2036 (c)(d)	5,904	835
			5.50%, 9/15/2031 (d)	5,025	5,227
Countrywide Asset-Backed Certificates
0.56%, 11/25/2035 (d)	491	376	GE Capital Commercial Mortgage Corp
			0.21%, 5/10/2014	16,866	123
0.56%, 1/25/2036 (c)(d)	3,591	2,630
			5.61%, 4/10/2017 (d)	7,360	3,290
Countrywide Home Loan Mortgage Pass
Through Trust			0.59%, 3/10/2040 (d)(e)	15,419	141
0.48%, 4/25/2046 (d)	6,156	2,892	Ginnie Mae
Credit Suisse Mortgage Capital Certificates			1.06%, 2/16/2047 (d)	29,180	1,353
5.38%, 11/15/2016 (b)(e)	4,500	3,489	0.82%, 3/16/2047 (d)	24,314	1,228
5.38%, 12/15/2016 (b)(e)	3,250	1,758	GMAC Commercial Mortgage Securities Inc
5.83%, 6/15/2038 (d)	2,990	2,384	0.83%, 3/10/2038 (d)(e)	7,585	97
5.72%, 6/15/2039 (d)	3,600	2,537	Greenpoint Mortgage Funding Trust
0.57%, 9/15/2039 (e)	72,122	1,320	0.56%, 6/25/2045 (d)	590	161
5.47%, 9/15/2039	5,660	4,332	0.59%, 6/25/2045 (d)	531	92
			Greenwich Capital Commercial Funding Corp
5.54%, 9/15/2039 (d)	6,000	2,905	0.27%, 6/10/2036 (d)(e)	75,405	407
0.12%, 12/15/2039	20,084	203	5.92%, 7/10/2038 (d)	3,320	1,655
0.66%, 12/15/2039 (d)	86,864	1,847	0.32%, 3/10/2039 (d)(e)	67,618	817
5.42%, 2/15/2040	4,000	2,094	5.38%, 3/10/2039 (d)	1,500	1,500
5.69%, 9/15/2040 (d)	5,300	3,781	5.51%, 3/10/2039	3,775	1,605
5.87%, 9/15/2040	12,150	6,077	GS Mortgage Securities Corp II
6.22%, 2/15/2041 (d)(e)	2,800	1,401	0.66%, 11/10/2039 (e)	37,745	767
CS First Boston Mortgage Securities Corp			5.56%, 11/10/2039 (d)	1,885	1,747
1.06%, 3/15/2036 (d)(e)	7,662	55	5.81%, 8/10/2045 (d)	13,300	10,466
0.23%, 5/15/2036 (d)(e)	9,870	52	5.14%, 12/ 1/2049 (b)(d)(e)	4,500	3,812
0.57%, 7/15/2036 (d)(e)	9,619	109	GSR Mortgage Loan Trust
0.36%, 11/15/2037 (d)(e)	21,950	295	0.65%, 12/25/2035 (d)	534	230
7.87%, 9/15/2041 (d)	470	470	0.55%, 8/25/2046 (d)	4,254	1,083
CW Capital Cobalt Ltd			Harborview Mortgage Loan Trust
5.82%, 7/15/2017 (d)	2,570	1,458	0.53%, 5/19/2047 (d)	6,514	1,109

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Impac CMB Trust			LB-UBS Commercial Mortgage Trust
1.28%, 10/25/2033 (d)	$ 224 $	132	(continued)
0.60%, 4/25/2035 (d)	451	132	0.30%, 7/15/2040 (e)	$ 71,058 $	969
0.71%, 4/25/2035 (d)	358	54	6.24%, 7/17/2040 (d)	1,540	246
0.53%, 5/25/2037 (c)(d)	3,995	3,195	6.15%, 4/15/2041 (d)	2,300	1,095
Impac Secured Assets CMN Owner Trust			6.15%, 4/15/2041 (d)	2,250	2,100
0.44%, 3/25/2037 (d)	4,000	1,020	5.87%, 9/15/2045 (d)	6,355	5,187
Indymac Index Mortgage Loan Trust			Luminent Mortgage Trust
0.88%, 4/25/2034 (d)	210	142	0.47%, 5/25/2046 (d)	2,385	982
0.52%, 4/25/2035 (d)	619	319	Merrill Lynch / Countrywide Commercial
0.55%, 6/25/2035 (d)	5,128	2,516	Mortgage Trust
			5.46%, 7/12/2046 (d)	2,225	1,339
4.90%, 7/25/2035 (d)	5,928	884
			0.54%, 8/12/2048 (d)	40,619	730
0.59%, 8/25/2035 (d)	1,056	564
			5.70%, 9/12/2049	750	555
0.47%, 2/25/2037 (d)	3,744	1,533
			0.62%, 12/12/2049 (d)	120,617	2,575
0.52%, 6/25/2037 (c)(d)	6,505	2,945
			5.11%, 12/12/2049 (d)	4,085	4,055
JP Morgan Chase Commercial Mortgage
Securities Corp			5.39%, 12/12/2049 (d)(e)	2,400	490
5.72%, 11/15/2017	2,000	1,380	Merrill Lynch Mortgage Investors Inc
5.12%, 9/12/2037 (d)	1,300	298	0.64%, 8/25/2036 (d)	319	125
0.59%, 10/12/2037 (d)(e)	34,629	1,142	Merrill Lynch Mortgage Trust
1.09%, 1/12/2039 (d)(e)	7,977	110	5.78%, 8/12/2016	4,000	2,507
5.45%, 6/12/2041 (d)	4,005	2,124	5.61%, 5/12/2039 (d)	4,065	4,110
0.33%, 1/15/2042 (d)(e)	24,542	258	0.46%, 2/12/2042 (d)	14,362	120
5.88%, 4/15/2045 (d)	1,500	1,322	Morgan Stanley Capital I
			0.55%, 6/12/2012 (d)	11,000	8,478
5.40%, 5/15/2045 (d)	3,085	2,586	0.99%, 1/13/2041 (d)(e)	5,142	95
5.44%, 5/15/2045 (d)	2,725	1,644	0.51%, 5/24/2043 (d)(e)	4,600	3,288
5.62%, 5/15/2045 (d)	1,350	291	0.12%, 12/15/2043 (d)(e)	43,311	316
5.30%, 5/15/2047 (c)(d)	3,255	3,013	5.36%, 3/15/2044 (d)	12,700	10,174
5.31%, 1/15/2049	250	242	0.66%, 8/25/2046 (d)(e)	5,500	57
6.10%, 2/12/2051 (d)	3,060	1,260	5.63%, 4/12/2049 (d)	4,365	3,373
6.20%, 2/12/2051 (d)(e)	3,005	687	5.63%, 4/12/2049 (d)	2,000	478
0.59%, 2/15/2051 (d)	112,862	1,882	Morgan Stanley Dean Witter Capital I
5.88%, 2/15/2051	4,655	3,674	6.54%, 2/15/2031	8	8
JP Morgan Mortgage Trust			Morgan Stanley Reremic Trust
5.81%, 6/25/2036 (d)	1,825	1,081	5.81%, 8/12/2045 (e)	20,000	17,665
5.97%, 6/25/2036 (d)	917	767	Nomura Asset Acceptance Corp
5.95%, 8/25/2036 (d)	3,810	2,227	0.64%, 2/25/2035 (d)	145	110
5.55%, 10/25/2036 (d)	4,932	2,470	Residential Accredit Loans Inc
5.66%, 4/25/2037 (d)	2,900	1,929	0.47%, 7/25/2037 (c)(d)	8,609	3,979
5.66%, 4/25/2037 (d)	2,895	1,678	Sequoia Mortgage Trust
LB Commercial Conduit Mortgage Trust			1.01%, 2/20/2034 (d)	2,399	1,434
5.95%, 7/15/2044 (d)	5,530	4,099	Structured Adjustable Rate Mortgage Loan Trust
LB-UBS Commercial Mortgage Trust			0.98%, 8/25/2034 (c)(d)	2,761	215
6.37%, 12/15/2028	400	417	0.47%, 7/25/2037 (d)	6,557	2,936
0.43%, 3/15/2036 (d)(e)	5,465	121	Structured Asset Mortgage Investments Inc
1.05%, 3/15/2036 (d)(e)	3,772	58	0.59%, 5/25/2045 (d)	630	161
0.51%, 8/15/2036 (d)(e)	6,470	66	0.60%, 9/25/2045 (d)	803	421
0.51%, 2/15/2040 (d)	14,818	245	Structured Asset Securities Corp
5.48%, 2/15/2040	3,400	1,388	5.50%, 6/25/2036 (d)	5,000	1,272
5.56%, 2/15/2040 (d)	1,575	529	Wachovia Bank Commercial Mortgage Trust
			0.32%, 11/15/2035 (e)	53,001	409

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Music (0.18%)
Wachovia Bank Commercial Mortgage Trust			WMG Acquisition Corp
(continued)			7.38%, 4/15/2014	$ 1,200 $	1,086
0.41%, 10/15/2041 (d)(e)	$ 31,947 $	367	9.50%, 6/15/2016 (e)	1,255	1,330
5.25%, 12/15/2043	3,550	3,395	WMG Holdings Corp
5.34%, 12/15/2043 (d)	10,000	6,985	0.00%, 12/15/2014 (a)(d)	1,390	1,178

5.48%, 12/15/2043	1,115	244			3,594

5.60%, 12/15/2043	2,960	203	Mutual Insurance (0.14%)
5.69%, 3/15/2045 (d)	1,569	160	Liberty Mutual Group Inc
6.01%, 6/15/2045	12,050	10,498	7.00%, 3/15/2037 (d)(e)	2,000	1,292
5.80%, 7/15/2045	5,000	3,253	10.75%, 6/15/2058 (d)(e)	1,980	1,668

5.82%, 5/15/2046 (d)	2,255	1,415			2,960

WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (e)	643	639	Non-Hazardous Waste Disposal (0.38%)
WaMu Mortgage Pass Through Certificates			Allied Waste North America Inc
0.92%, 12/25/2027 (d)	4,522	3,459	6.13%, 2/15/2014	6,880	7,078
4.68%, 5/25/2035 (d)	945	753	Waste Management Inc
5.67%, 6/25/2037 (d)	2,056	1,393	5.00%, 3/15/2014	10	10
			WCA Waste Corp
0.60%, 1/25/2045 (d)	451	235	9.25%, 6/15/2014 (c)	825	761

0.65%, 1/25/2045 (d)	850	301			7,849

0.69%, 1/25/2045 (d)	7,338	3,756
0.82%, 1/25/2045 (d)	1,916	258	Oil - Field Services (0.13%)
0.52%, 4/25/2045 (d)	345	208	Key Energy Services Inc
			8.38%, 12/ 1/2014	700	618
0.56%, 4/25/2045 (d)	345	139
			Weatherford International Ltd
0.57%, 7/25/2045 (d)	778	421	7.00%, 3/15/2038	2,000	2,058

0.53%, 11/25/2045 (d)	713	573			2,676

0.66%, 11/25/2045 (c)(d)	3,191	2,588
0.51%, 8/25/2046 (c)(d)	2,206	980	Oil Company - Exploration & Production (1.84%)
Washington Mutual Alternative Mortgage			Anadarko Petroleum Corp
Pass-Through Certificates			6.95%, 6/15/2019	340	373
0.47%, 1/25/2047 (d)	5,049	911	6.45%, 9/15/2036	2,675	2,685
Wells Fargo Mortgage Backed Securities Trust			7.95%, 6/15/2039	475	550
4.84%, 10/25/2035 (d)	1,322	1,072	Chesapeake Energy Corp

		376,053	7.63%, 7/15/2013	1,975	1,980

Multi-Line Insurance (0.53%)			9.50%, 2/15/2015	675	716
CNA Financial Corp			7.25%, 12/15/2018	1,380	1,297
6.00%, 8/15/2011	1,875	1,819	Denbury Resources Inc
Genworth Financial Inc			9.75%, 3/ 1/2016	1,890	2,018
6.15%, 11/15/2066 (d)	2,650	1,259	Devon Financing Corp ULC
ING Groep NV			7.88%, 9/30/2031	755	929
5.78%, 12/29/2049	1,565	986	Gaz Capital SA
Metropolitan Life Global Funding I			7.29%, 8/16/2037 (e)	1,015	794
0.89%, 5/17/2010 (d)(e)	5,750	5,706	KazMunaiGaz Finance Sub BV
XL Capital Ltd			11.75%, 1/23/2015 (e)	1,165	1,212
6.50%, 12/31/2049 (d)	1,885	1,121	9.13%, 7/ 2/2018 (e)	775	709

		10,891	KCS Energy Inc

			7.13%, 4/ 1/2012	600	590
Multimedia (0.22%)			Linn Energy LLC
News America Inc			9.88%, 7/ 1/2018	1,765	1,659
7.85%, 3/ 1/2039 (e)	1,075	1,237	Nexen Inc
Time Warner Inc			6.40%, 5/15/2037	550	518
1.15%, 11/13/2009 (d)	3,200	3,191	7.50%, 7/30/2039	6,200	6,654

		4,428

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Physician Practice Management (continued)
(continued)			US Oncology Inc (continued)
OPTI Canada Inc			9.13%, 8/15/2017 (e)	$ 1,700 $	1,755

7.88%, 12/15/2014	$ 1,110 $	727			3,978

PetroHawk Energy Corp
9.13%, 7/15/2013	1,530	1,587	Pipelines (1.24%)
10.50%, 8/ 1/2014 (e)	415	444	Copano Energy LLC / Copano Energy Finance
Petroleum Development Corp			Corp
12.00%, 2/15/2018	1,880	1,673	8.13%, 3/ 1/2016	785	765
Pioneer Natural Resources Co			7.75%, 6/ 1/2018	405	381
6.65%, 3/15/2017	2,245	2,033	DCP Midstream LLC
Plains Exploration & Production Co			9.75%, 3/15/2019 (e)	1,395	1,633
7.75%, 6/15/2015	915	908	Enbridge Energy Partners LP
10.00%, 3/ 1/2016	2,015	2,179	9.88%, 3/ 1/2019	3,995	4,909
Quicksilver Resources Inc			Energy Transfer Partners LP
11.75%, 1/ 1/2016	827	907	9.70%, 3/15/2019	1,255	1,573
Swift Energy Co			9.00%, 4/15/2019	1,285	1,576
7.63%, 7/15/2011	565	554	Enterprise Products Operating LLC
7.13%, 6/ 1/2017	1,090	817	4.60%, 8/ 1/2012	2,720	2,801
Talisman Energy Inc			Kinder Morgan Energy Partners LP
7.75%, 6/ 1/2019	2,850	3,333	9.00%, 2/ 1/2019	725	883

		37,846	6.85%, 2/15/2020	180	199

			7.40%, 3/15/2031	1,000	1,069
Oil Company - Integrated (0.16%)			6.95%, 1/15/2038	1,500	1,624
ConocoPhillips Holding Co			MarkWest Energy Partners LP / MarkWest
6.95%, 4/15/2029	100	113	Energy Finance Corp
Ecopetrol SA			6.88%, 11/ 1/2014 (e)	195	172
7.63%, 7/23/2019 (e)	700	732	8.75%, 4/15/2018	1,380	1,283
Suncor Energy Inc			ONEOK Partners LP
6.10%, 6/ 1/2018	1,000	1,041	8.63%, 3/ 1/2019	1,405	1,670
6.50%, 6/15/2038	1,430	1,443	6.85%, 10/15/2037	925	977

		3,329	Regency Energy Partners LP / Regency Energy

Oil Refining & Marketing (0.04%)			Finance Corp
			8.38%, 12/15/2013	1,465	1,472
Tesoro Corp
6.63%, 11/ 1/2015	790	711	Rockies Express Pipeline LLC
			4.25%, 8/20/2009 (d)(e)	2,260	2,260
Paper & Related Products (0.08%)			Transportadora de Gas del Sur SA
Cascades Inc			7.88%, 5/14/2017 (e)	322	242

7.25%, 2/15/2013	410	374			25,489

Domtar Corp			Printing - Commercial (0.03%)
10.75%, 6/ 1/2017	1,180	1,198	Cadmus Communications Corp

		1,572	8.38%, 6/15/2014	350	238

Pharmacy Services (0.06%)			Sheridan Group Inc/The
Omnicare Inc			10.25%, 8/15/2011	650	436

6.88%, 12/15/2015	1,235	1,152			674

			Property & Casualty Insurance (0.24%)
Physical Therapy & Rehabilitation Centers (0.07%)			Crum & Forster Holdings Corp
Healthsouth Corp			7.75%, 5/ 1/2017	1,000	878
10.75%, 6/15/2016	1,410	1,477	Markel Corp
			7.35%, 8/15/2034	135	110
Physician Practice Management (0.19%)			Travelers Cos Inc/The
US Oncology Inc			6.25%, 3/15/2067 (d)	3,030	2,577
6.90%, 3/15/2012 (d)	335	285
9.00%, 8/15/2012	1,900	1,938

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Property & Casualty Insurance (continued)			REITS - Healthcare (continued)
WR Berkley Corp			Nationwide Health Properties Inc
6.25%, 2/15/2037	$ 1,820 $	1,258	6.50%, 7/15/2011	$ 585 $	567

		4,823	6.25%, 2/ 1/2013	4,820	4,447

Publishing - Periodicals (0.13%)			Ventas Realty LP / Ventas Capital Corp
			6.50%, 6/ 1/2016	605	569

Dex Media West LLC / Dex Media West
Finance Co					6,265

0.00%, 8/15/2013 (a)	500	92	REITS - Mortgage (0.18%)
Nielsen Finance LLC / Nielsen Finance Co			iStar Financial Inc
10.00%, 8/ 1/2014	1,905	1,915	8.00%, 3/15/2011 (e)	3,253	2,505
11.50%, 5/ 1/2016	610	639	5.85%, 3/15/2017	3,500	1,260

		2,646			3,765

Quarrying (0.21%)			REITS - Office Property (0.12%)
Vulcan Materials Co			Brandywine Operating Partnership LP
1.88%, 12/15/2010 (d)	4,325	4,305	5.63%, 12/15/2010	1,397	1,358
			HRPT Properties Trust
Real Estate Operator & Developer (0.05%)			1.22%, 3/16/2011 (d)	1,336	1,172

Regency Centers LP					2,530

8.45%, 9/ 1/2010	940	951
			REITS - Warehouse & Industrial (0.23%)
Regional Banks (0.91%)			ProLogis
BAC Capital Trust XIII			0.91%, 8/24/2009 (d)	4,800	4,796
1.03%, 3/15/2043 (d)	3,640	1,771
BAC Capital Trust XIV			Rental - Auto & Equipment (0.19%)
5.63%, 3/15/2043 (d)	250	148	Erac USA Finance Co
Bank of America NA			0.91%, 8/28/2009 (d)(e)	1,900	1,894
6.00%, 10/15/2036	2,000	1,719	Hertz Corp/The
Capital One Financial Corp			8.88%, 1/ 1/2014	1,025	986
0.93%, 9/10/2009 (d)	3,500	3,496	RSC Equipment Rental Inc
5.70%, 9/15/2011	1,570	1,624	10.00%, 7/15/2017 (e)	950	1,000

First Union Institutional Capital I					3,880

8.04%, 12/ 1/2026	1,000	825	Retail - Automobile (0.05%)
JP Morgan Chase Bank NA			United Auto Group
6.00%, 10/ 1/2017	3,000	3,117	7.75%, 12/15/2016	1,150	978
PNC Funding Corp
0.63%, 1/31/2012 (d)	4,625	4,360	Retail - Discount (0.21%)
PNC Preferred Funding Trust I			Dollar General Corp
8.70%, 2/28/2049 (d)(e)	1,000	864	11.88%, 7/15/2017	1,230	1,377
SunTrust Preferred Capital I			Target Corp
5.85%, 12/31/2049 (d)	266	154	6.50%, 10/15/2037	2,740	2,898

Wells Fargo & Co					4,275

1.01%, 8/20/2010 (d)	640	638

		18,716	Retail - Drug Store (0.56%)

			CVS Caremark Corp
Reinsurance (0.25%)			0.97%, 6/ 1/2010 (d)	4,710	4,695
Endurance Specialty Holdings Ltd			CVS Pass-Through Trust
7.00%, 7/15/2034	740	534	8.35%, 7/10/2031 (e)	5,265	5,439
Swiss Re Solutions Holding Corp			Rite Aid Corp
6.45%, 3/ 1/2019	2,930	2,529	9.75%, 6/12/2016 (e)	500	527
7.75%, 6/15/2030	2,365	1,998	10.38%, 7/15/2016	930	897

		5,061			11,558

REITS - Healthcare (0.31%)
HCP Inc
6.70%, 1/30/2018	750	682

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Major Department Store (0.22%)			Sovereign (continued)
TJX Cos Inc			Russian Foreign Bond - Eurobond
4.20%, 8/15/2015	$ 4,450 $	4,534	7.50%, 3/31/2030 (e)	$ 13 $	13
			Venezuela Government International Bond
Retail - Restaurants (0.49%)			8.50%, 10/ 8/2014	1,260	932
Darden Restaurants Inc			9.25%, 9/15/2027	960	672

6.20%, 10/15/2017	415	413			8,719

6.80%, 10/15/2037 (d)	2,275	2,114
Landry's Restaurants Inc			Special Purpose Banks (0.07%)
14.00%, 8/15/2011 (e)	1,380	1,370	Export-Import Bank of Korea
Yum! Brands Inc			4.50%, 8/12/2009	740	739
6.25%, 3/15/2018	3,490	3,704	Korea Development Bank/Republic of Korea
6.88%, 11/15/2037	2,325	2,456	0.91%, 10/20/2009 (d)	760	757

		10,057			1,496

Rubber - Tires (0.15%)			Special Purpose Entity (0.63%)
			AES Red Oak LLC
Goodyear Tire & Rubber Co/The			8.54%, 11/30/2019	1,185	1,090
8.63%, 12/ 1/2011	2,030	2,056
			Goldman Sachs Capital I
10.50%, 5/15/2016	860	922	6.35%, 2/15/2034	1,000	884

		2,978	Goldman Sachs Capital II

Satellite Telecommunications (0.36%)			5.79%, 12/29/2049 (d)	2,000	1,400
DigitalGlobe Inc			OMX Timber Finance Investments I LLC
10.50%, 5/ 1/2014 (e)	1,365	1,423	5.42%, 1/29/2020 (b)(d)(e)	6,025	5,652
Intelsat Bermuda Ltd			Piper Jaffray Equipment Trust Securities
11.50%, 2/ 4/2017 (e)	500	417	6.00%, 9/10/2011 (b)(e)	761	700
Intelsat Subsidiary Holding Co Ltd			Santander Perpetual SA Unipersonal
8.88%, 1/15/2015 (e)	1,380	1,394	6.67%, 10/29/2049 (d)(e)	2,001	1,671
8.88%, 1/15/2015	2,855	2,884	Universal City Development Partners Ltd
Telesat Canada / Telesat LLC			11.75%, 4/ 1/2010	1,000	995
11.00%, 11/ 1/2015 (e)	1,250	1,294	USB Realty Corp

		7,412	6.09%, 12/22/2049 (d)(e)	985	591

					12,983

Seismic Data Collection (0.08%)
Cie Generale de Geophysique-Veritas			Specified Purpose Acquisition (0.06%)
7.50%, 5/15/2015	1,210	1,162	ESI Tractebel Acquisition Corp
9.50%, 5/15/2016 (e)	535	556	7.99%, 12/30/2011	1,261	1,226

		1,718

			Steel - Producers (0.17%)
Sovereign (0.43%)			Evraz Group SA
Brazilian Government International Bond			9.50%, 4/24/2018 (e)	945	798
8.25%, 1/20/2034	265	323	Ispat Inland ULC
7.13%, 1/20/2037	598	658	9.75%, 4/ 1/2014	325	343
Colombia Government International Bond			Steel Dynamics Inc
8.13%, 5/21/2024	250	278	8.25%, 4/15/2016 (d)(e)	2,290	2,267

El Salvador Government International Bond					3,408

7.65%, 6/15/2035 (e)	150	132
			Supranational Bank (0.04%)
Indonesia Government International Bond
11.63%, 3/ 4/2019 (e)	767	1,032	Corp Andina de Fomento
			8.13%, 6/ 4/2019	825	910
7.75%, 1/17/2038 (e)	275	267
Poland Government International Bond			Telecommunication Services (0.51%)
6.38%, 7/15/2019	1,479	1,532	Fairpoint Communications
Republic of Peru			13.13%, 4/ 2/2018	1,502	391
7.13%, 3/30/2019	1,030	1,116	Globo Comunicacoe e Participacoes SA
Republic of Turkey			7.25%, 4/26/2022 (e)	425	426
7.50%, 11/ 7/2019	1,680	1,764

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telecommunication Services (continued)			Theaters (continued)
MasTec Inc			Cinemark USA Inc
7.63%, 2/ 1/2017	$ 900 $	801	8.63%, 6/15/2019 (e)	$ 1,035 $	1,071

Maxcom Telecomunicaciones SAB de CV					3,160

11.00%, 12/15/2014	770	662
			Tobacco (1.08%)
Qwest Corp
7.88%, 9/ 1/2011	1,000	1,020	Altria Group Inc
			9.70%, 11/10/2018	13,770	16,744
SBA Telecommunications Inc
8.25%, 8/15/2019 (e)	795	807	BAT International Finance PLC
			9.50%, 11/15/2018 (e)	1,000	1,246
Telcordia Technologies Inc
4.26%, 7/15/2012 (d)(e)	2,360	1,888	Reynolds American Inc
			7.25%, 6/ 1/2013	3,950	4,171

West Corp
9.50%, 10/15/2014	1,855	1,762			22,161

Wind Acquisition Finance SA			Tools - Hand Held (0.15%)
11.75%, 7/15/2017 (e)	2,490	2,664	Snap-On Inc

		10,421	0.64%, 1/12/2010 (d)	3,200	3,173

Telephone - Integrated (2.27%)			Transport - Rail (0.16%)
AT&T Inc			CSX Corp
5.80%, 2/15/2019	5,775	6,258	6.25%, 3/15/2018	2,650	2,785
6.15%, 9/15/2034	1,625	1,674	7.45%, 4/ 1/2038	420	473

British Telecommunications PLC					3,258

5.95%, 1/15/2018	180	183
9.62%, 12/15/2030 (d)	370	454	Transport - Services (0.04%)
Koninklijke KPN NV			TGI International Ltd
8.38%, 10/ 1/2030	1,000	1,252	9.50%, 10/ 3/2017 (e)	860	899
Level 3 Financing Inc
9.25%, 11/ 1/2014	2,445	2,133	Wire & Cable Products (0.07%)
Qtel International Finance Ltd			Coleman Cable Inc
7.88%, 6/10/2019 (e)	1,435	1,562	9.88%, 10/ 1/2012	1,690	1,420

Sprint Nextel Corp			TOTAL BONDS	$ 1,421,329

1.00%, 6/28/2010 (d)	2,500	2,394	SENIOR FLOATING RATE INTERESTS (2.10%)
6.00%, 12/ 1/2016	2,055	1,796	Aerospace & Defense (0.06%)
Telecom Italia Capital SA			Hawker Beechcraft Inc, Term Loan B
1.51%, 2/ 1/2011 (d)	845	818	2.39%, 3/26/2014 (d)	1,815	1,250
1.12%, 7/18/2011 (d)	2,175	2,103	Hawker Beechcraft Inc, Term Loan LOC
5.25%, 11/15/2013	6,270	6,473	2.60%, 3/26/2014 (d)	107	74

7.18%, 6/18/2019	8,520	9,491			1,324

6.38%, 11/15/2033	2,610	2,549
			Auto - Medium & Heavy Duty Trucks (0.05%)
Telefonica Emisiones SAU
1.35%, 2/ 4/2013 (d)	2,075	2,000	Oshkosh Truck Corp, Term Loan B
			7.34%, 12/ 6/2013 (d)	1,000	987
5.88%, 7/15/2019	750	823

7.05%, 6/20/2036	650	778	Auto/Truck Parts & Equipment - Replacement (0.10%)
Telemar Norte Leste SA			Allison Transmission Inc, Term Loan B
9.50%, 4/23/2019 (e)	1,240	1,409	3.06%, 8/ 7/2014 (d)	2,405	2,070
Windstream Corp
8.63%, 8/ 1/2016	2,305	2,340	Auto-Cars/Light Trucks (0.16%)

		46,490	Ford Motor Co, Term Loan B

Theaters (0.15%)			3.50%, 12/16/2013 (d)	3,955	3,349
AMC Entertainment Inc
11.00%, 2/ 1/2016	1,190	1,202	Casino Hotels (0.08%)
			Harrah's Operating Co Inc, Term Loan B2
8.75%, 6/ 1/2019 (e)	900	887	3.50%, 1/28/2015 (d)	2,134	1,709

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Chemicals - Specialty (0.11%)			Property & Casualty Insurance (continued)
Nalco Co, Term Loan			Asurion Corp, Term Loan B (continued)
6.50%, 5/ 6/2016 (d)	$ 2,205 $	2,219	6.79%, 7/ 7/2015 (d)	$ 1,750 $	1,566

					1,711

Data Processing & Management (0.11%)
First Data Corporation, Term Loan B			Publishing - Periodicals (0.02%)
3.04%, 9/24/2014 (d)	983	831	Nielsen Finance LLC / Nielsen Finance Corp,
			Term Loan B
First Data Corporation, Term Loan B1			2.30%, 8/ 9/2013 (d)	435	402
3.04%, 12/24/2014 (d)	983	829
First Data Corporation, Term Loan B2			Retail - Drug Store (0.02%)
3.04%, 9/24/2014 (d)	737	624	Rite Aid Corp, Term Loan

		2,284	9.50%, 6/ 5/2015 (d)	300	307

Electric - Integrated (0.09%)
Texas Competitive Electric Holdings			Retail-Building Products (0.23%)
Company, Term Loan B2			HD Supply Inc, Term Loan B
3.80%, 10/29/2014 (d)	2,257	1,745	1.56%, 8/30/2012 (d)	5,109	4,649

Electronic Components - Semiconductors (0.07%)			Satellite Telecommunications (0.23%)
Freescale Semiconductor Inc, Term Loan B			Panamsat Corp, Term Loan B
0.00%, 12/ 1/2013 (d)(g)	461	338	2.80%, 1/ 3/2014 (d)	2,954	2,806
2.06%, 12/ 1/2013 (d)	1,475	1,080	Telesat Canada Inc, Term Loan B

		1,418	3.31%, 9/ 1/2014 (d)	1,830	1,760

			Telesat Canada Inc, Term Loan DD
Investment Management & Advisory Services (0.03%)			3.31%, 10/31/2014 (d)	141	136

Nuveen Investments Inc, Term Loan					4,702

0.00%, 7/ 9/2015 (a)(d)(g)	655	616
			Telecommunication Services (0.04%)
Machinery - General Industry (0.11%)			Fairpoint Communications Inc, Term Loan B
Manitowoc Company Inc, Term Loan B			5.00%, 3/ 8/2015 (d)	995	758
7.50%, 4/14/2014 (d)	2,587	2,327
			Theaters (0.02%)
Medical - Hospitals (0.29%)			Cinemark USA Inc, Term Loan C
Community Health Systems Inc, Term Loan			2.23%, 3/31/2011 (d)	496	457

2.56%, 7/25/2014 (d)	30	28	TOTAL SENIOR FLOATING RATE INTERESTS	$ 43,060

HCA Inc, Term Loan B1
2.85%, 11/18/2013 (d)	3,810	3,574	CONVERTIBLE BONDS (0.14%)
HCA Inc; Term Loan A			Identification Systems - Development (0.02%)
1.85%, 1/22/2012 (d)	2,434	2,291	L-1 Identity Solutions Inc

		5,893	3.75%, 5/15/2027	360	312

Medical Instruments (0.12%)			Medical - Biomedical/Gene (0.12%)
BSC International Holding Ltd, Term Loan			Amylin Pharmaceuticals Inc
0.00%, 4/21/2011 (d)(g)	2,565	2,462	2.50%, 4/15/2011	1,280	1,171
			3.00%, 6/15/2014	1,845	1,328

Medical Products (0.05%)					2,499

Biomet Inc, Term Loan B
3.58%, 3/25/2015 (d)	1,191	1,127	TOTAL CONVERTIBLE BONDS	$ 2,811

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Medical-Hospitals (0.03%)			OBLIGATIONS (39.36%)
Community Health Systems Inc, Term Loan B			Federal Home Loan Mortgage Corporation
2.90%, 7/25/2014 (d)	580	544	(FHLMC) (14.26%)
			4.50%, 8/ 1/2024 (h)	17,465	17,913
Property & Casualty Insurance (0.08%)			5.00%, 8/ 1/2024 (h)	6,625	6,873
Asurion Corp, Term Loan B			5.00%, 8/ 1/2039 (h)	48,500	49,591
3.58%, 7/ 7/2014 (d)	150	145	5.50%, 8/ 1/2039 (h)	74,200	76,843

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.50%, 8/ 1/2009	$ 29 $	29	5.50%, 2/ 1/2035	$ 4,074 $	4,234
4.50%, 12/ 1/2009	309	313	6.50%, 4/ 1/2035	754	806
4.50%, 4/ 1/2011	1,674	1,756	5.00%, 7/ 1/2035	1,354	1,390
6.50%, 6/ 1/2017	381	408	5.00%, 8/ 1/2035	7,220	7,411
6.00%, 7/ 1/2017	142	151	5.00%, 10/ 1/2035	2,751	2,824
5.50%, 3/ 1/2018	367	387	6.50%, 10/ 1/2035	350	374
5.00%, 5/ 1/2018	2,419	2,543	6.00%, 10/ 1/2036 (d)	3,562	3,740
5.00%, 10/ 1/2018	1,524	1,602	5.50%, 11/ 1/2036	3,923	4,077
5.00%, 1/ 1/2019	2,380	2,500	5.00%, 6/ 1/2037	259	265
6.00%, 3/ 1/2022	400	424	5.50%, 7/ 1/2037	4,487	4,653
6.00%, 7/ 1/2023	1,418	1,502	6.00%, 8/ 1/2037	12,197	12,795
5.50%, 8/ 1/2023	4,970	5,206	6.00%, 12/ 1/2037 (d)	4,759	4,992
5.50%, 6/ 1/2024	639	668	6.00%, 1/ 1/2038 (d)	1,284	1,347
6.00%, 6/ 1/2028	26	27	5.50%, 4/ 1/2038	3,789	3,929
6.00%, 1/ 1/2029	11	11	5.50%, 4/ 1/2038	5,049	5,235
6.50%, 3/ 1/2029	44	47	5.50%, 5/ 1/2038	8,354	8,662
6.50%, 3/ 1/2029	7	8	5.50%, 5/ 1/2038	5,267	5,461
6.50%, 5/ 1/2029	65	70	6.00%, 7/ 1/2038	13,419	14,077
7.00%, 12/ 1/2029	25	27	5.50%, 8/ 1/2038	2,796	2,899
7.00%, 6/ 1/2030	28	31	4.12%, 1/ 1/2034 (d)	289	291
7.50%, 9/ 1/2030	13	15	5.03%, 7/ 1/2034 (d)	231	241
7.50%, 9/ 1/2030	7	8	4.49%, 6/ 1/2035 (d)	2,743	2,783
8.00%, 9/ 1/2030	126	143	4.69%, 8/ 1/2035 (d)	1,027	1,055
8.00%, 11/ 1/2030	-	1	4.80%, 8/ 1/2035 (d)	5,948	6,184
7.00%, 12/ 1/2030	28	31	4.97%, 9/ 1/2035 (d)	3,637	3,805
7.50%, 12/ 1/2030	3	3	5.20%, 11/ 1/2035 (d)	656	681
7.50%, 1/ 1/2031	43	48	5.44%, 12/ 1/2035 (d)	203	213
6.00%, 3/ 1/2031	55	58	6.49%, 7/ 1/2036 (d)	3,668	3,881
7.50%, 3/ 1/2031	17	19	5.98%, 2/ 1/2037 (d)	2,073	2,186
6.00%, 4/ 1/2031	10	11	5.64%, 5/ 1/2037	809	842
6.50%, 4/ 1/2031	34	36	5.54%, 8/ 1/2037 (d)	2,280	2,397

6.50%, 6/ 1/2031	3	3			292,642

7.00%, 6/ 1/2031	1	1	Federal National Mortgage Association (FNMA) (17.23%)
6.50%, 9/ 1/2031	39	42	5.00%, 8/ 1/2024 (h)	4,975	5,166
7.00%, 9/ 1/2031	9	10	4.00%, 8/ 1/2039 (h)	5,100	5,001
6.00%, 12/ 1/2031	353	373	4.50%, 8/ 1/2039 (h)	24,675	24,822
6.50%, 2/ 1/2032	34	36	5.00%, 8/ 1/2039 (h)	81,865	83,758
6.50%, 2/ 1/2032	22	24	5.50%, 8/ 1/2039	52,350	54,231
7.50%, 2/ 1/2032	25	28	5.00%, 3/ 1/2010	271	278
6.50%, 5/ 1/2032	83	89	6.50%, 4/ 1/2010	5	5
6.00%, 12/ 1/2032	355	375	6.50%, 1/ 1/2011	2	2
6.00%, 2/ 1/2033	359	379	6.50%, 2/ 1/2011	26	27
5.50%, 4/ 1/2033	564	587	6.50%, 3/ 1/2011	46	47
5.50%, 5/ 1/2033	782	814	6.50%, 7/ 1/2016	13	14
5.50%, 10/ 1/2033	601	625	6.50%, 2/ 1/2017	49	53
5.50%, 12/ 1/2033	3,148	3,276	6.50%, 3/ 1/2017	20	22
6.00%, 12/ 1/2033	656	692	6.50%, 4/ 1/2017	15	16
5.50%, 9/ 1/2034	2,168	2,255	6.50%, 8/ 1/2017	334	359

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.00%, 9/ 1/2017	$ 579 $	609	6.50%, 8/ 1/2036	$ 495 $	530
5.50%, 9/ 1/2017	125	133	6.50%, 8/ 1/2036	2,422	2,594
5.50%, 10/ 1/2017	195	207	5.43%, 10/ 1/2036 (d)	874	916
5.00%, 3/ 1/2018	1,073	1,128	6.50%, 10/ 1/2036	6,100	6,535
4.50%, 1/ 1/2020	1,784	1,859	6.50%, 11/ 1/2036	6,659	7,135
5.00%, 5/ 1/2020	901	944	5.91%, 12/ 1/2036 (d)	5,486	5,781
5.50%, 6/ 1/2020	3,498	3,681	5.50%, 2/ 1/2037	945	980
5.50%, 9/ 1/2020	3,520	3,704	5.75%, 5/ 1/2037 (d)	4,700	4,947
6.00%, 10/ 1/2021	2,842	3,019	6.00%, 6/ 1/2037	2,808	2,949
6.50%, 5/ 1/2022	35	38	6.50%, 7/ 1/2037	2,477	2,653
5.50%, 2/ 1/2023	465	487	6.50%, 7/ 1/2037	3,325	3,560
6.00%, 2/ 1/2023	152	162	6.50%, 1/ 1/2038	1,427	1,528
4.50%, 5/ 1/2023	17,748	18,246	6.00%, 2/ 1/2038 (d)	5,503	5,774
5.50%, 6/ 1/2023 (i)	1,899	1,988	6.00%, 2/ 1/2038	7,635	8,012
5.50%, 7/ 1/2023	32	34	6.00%, 2/ 1/2038 (d)	6,496	6,817
6.50%, 12/ 1/2031	14	16	6.00%, 2/ 1/2038	4,835	5,073
6.50%, 2/ 1/2032	18	20	6.50%, 2/ 1/2038	2,323	2,487
6.50%, 2/ 1/2032	46	50	6.00%, 3/ 1/2038	2,149	2,255
7.00%, 2/ 1/2032	65	72	6.50%, 3/ 1/2038	2,254	2,413
7.00%, 3/ 1/2032	153	168	6.00%, 4/ 1/2038	6,576	6,900
6.50%, 4/ 1/2032	24	25	6.00%, 5/ 1/2038	2,284	2,396
6.00%, 5/ 1/2032	20	21	6.00%, 5/ 1/2038	1,469	1,541
6.50%, 6/ 1/2032	11	12	6.00%, 5/ 1/2038	1,620	1,700
6.50%, 8/ 1/2032	138	148	6.50%, 5/ 1/2038	1,183	1,267
7.50%, 8/ 1/2032	76	85	6.00%, 8/ 1/2038	4,933	5,176
4.73%, 12/ 1/2032 (d)	342	353	6.00%, 8/ 1/2038	3,051	3,201
4.21%, 1/ 1/2033 (d)	397	407	5.00%, 4/ 1/2039	11,142	11,413

4.38%, 4/ 1/2033 (d)	485	496			353,678

4.40%, 7/ 1/2033 (d)	2,894	2,995	Government National Mortgage Association
5.50%, 7/ 1/2033	1,262	1,313	(GNMA) (3.39%)
5.50%, 9/ 1/2033	1,720	1,790	5.00%, 8/ 1/2039 (h)	6,020	6,180
3.93%, 6/ 1/2034 (d)	501	515	5.50%, 8/ 1/2039 (h)	40,135	41,740
3.85%, 7/ 1/2034 (d)	810	817	6.00%, 8/ 1/2039 (h)	3,000	3,149
4.30%, 10/ 1/2034 (d)	421	427	7.00%, 4/15/2031	1	1
4.31%, 12/ 1/2034 (d)	799	826	7.00%, 6/15/2031	52	58
4.35%, 3/ 1/2035 (d)	8,555	8,727	7.00%, 7/15/2031	10	11
4.59%, 3/ 1/2035 (d)	979	1,017	6.00%, 8/15/2031	72	76
5.00%, 7/ 1/2035	1,373	1,410	6.00%, 1/15/2032	22	23
5.00%, 7/ 1/2035	3,334	3,422	6.00%, 2/15/2032	312	331
4.80%, 8/ 1/2035 (d)	521	531	7.00%, 6/15/2032	264	289
4.85%, 8/ 1/2035 (d)	255	264	6.50%, 10/15/2032	94	101
5.08%, 8/ 1/2035 (d)	1,470	1,532	6.50%, 12/15/2032	746	804
4.87%, 9/ 1/2035 (d)	517	534	6.00%, 2/15/2033	133	141
4.16%, 2/ 1/2036 (d)	136	141	5.00%, 11/15/2033	12,032	12,375
3.38%, 3/ 1/2036 (d)	5,334	5,470	6.00%, 12/15/2033	188	199
3.85%, 4/ 1/2036 (d)	1,004	1,027	5.00%, 6/15/2034	288	297
6.50%, 4/ 1/2036	1,345	1,440	6.50%, 3/20/2028	34	36
6.00%, 5/ 1/2036	984	1,034	6.00%, 7/20/2028	187	197

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b)	Market value is determined in accordance with procedures established in
	(000's)	(000's)	good faith by the Board of Directors. At the end of the period, the value

			of these securities totaled $25,126 or 1.22% of net assets.
U.S. GOVERNMENT & GOVERNMENT AGENCY			(c) Security is Illiquid
OBLIGATIONS (continued)			(d) Variable Rate. Rate shown is in effect at July 31, 2009.
Government National Mortgage Association
(GNMA) (continued)			(e)	Security exempt from registration under Rule 144A of the Securities Act
6.00%, 11/20/2028	$ 172 $	182	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 1/20/2029	184	194	indicated, these securities are not considered illiquid. At the end of the
6.50%, 5/20/2029	27	30	period, the value of these securities totaled $253,711 or 12.36% of net
6.00%, 7/20/2029	46	49	assets.
8.00%, 1/20/2031	18	21	(f) Security purchased on a when-issued basis.
6.50%, 2/20/2032	15	16	(g)	This Senior Floating Rate Note will settle after July 31, 2009, at which
			time the interest rate will be determined.
6.00%, 11/20/2033	2,299	2,416	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction.
5.50%, 5/20/2035	684	713	See Notes to Financial Statements.

		69,629	(i) Security or a portion of the security was pledged to cover margin

			requirements for swap and/or swaption contracts. At the end of the
U.S. Treasury (4.48%)			period, the value of these securities totaled $572 or 0.03% of net assets.
4.00%, 8/15/2018	27,650	28,767
3.13%, 5/15/2019	500	485	Unrealized Appreciation (Depreciation)
6.00%, 2/15/2026	37,150	44,905	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.75%, 8/15/2026	3,000	3,911	of investments held by the fund as of the period end were as follows:

6.13%, 8/15/2029	25	31	Unrealized Appreciation	$ 89,584
4.50%, 2/15/2036	13,500	13,913	Unrealized Depreciation	(354,320)

		92,012	Net Unrealized Appreciation (Depreciation)	(264,736)

TOTAL U.S. GOVERNMENT & GOVERNMENT			Cost for federal income tax purposes	2,639,771
AGENCY OBLIGATIONS	$ 807,961		All dollar amounts are shown in thousands (000's)

REPURCHASE AGREEMENTS (1.95%)
Diversified Banking Institutions (1.95%)			Portfolio Summary (unaudited)

Investment in Joint Trading Account; Bank			Sector	Percent

of America Repurchase Agreement; 0.16%			Mortgage Securities	53.19%
dated 07/31/09 maturing 08/03/09			Financial	19.36%
(collateralized by Sovereign Agency			Communications	7.81%
Issues; $10,225,000; 0.00% - 6.08%; dated			Consumer, Non-cyclical	7.57%
11/16/09 - 08/17/16)	$ 10,024 $	10,024	Asset Backed Securities	7.29%
Investment in Joint Trading Account; Credit			Government	4.97%
Suisse Repurchase Agreement; 0.19%			Consumer, Cyclical	3.92%
dated 07/31/09 maturing 08/03/09			Energy	3.53%
(collateralized by US Treasury Notes;			Industrial	2.60%
$10,225,000; 0.875% - 5.125%; dated			Basic Materials	2.34%
12/31/10 - 05/15/16)	10,025	10,025	Utilities	2.14%
			Technology	0.82%
Investment in Joint Trading Account;			Diversified	0.15%
Deutsche Bank Repurchase Agreement;			Liabilities in Excess of Other Assets, Net	(15.69%)

0.19% dated 07/31/09 maturing 08/03/09

(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%

Issues; $10,225,000; 1.625% - 5.375%;			Other Assets Summary (unaudited)

dated 10/16/09 - 05/28/19)	10,024	10,024

Investment in Joint Trading Account;			Asset Type	Percent

Morgan Stanley Repurchase Agreement;			Credit Default Swaps	0.93%
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$10,225,000; 1.625%; dated 04/26/2011)	10,024	10,024

		40,097

TOTAL REPURCHASE AGREEMENTS	$ 40,097

Total Investments	$ 2,375,035
Liabilities in Excess of Other Assets, Net - (15.69)%		(322,183)

TOTAL NET ASSETS - 100.00%	$ 2,052,852

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2009 (unaudited)

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013 $	5,220	$ (1,085)
Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,351	(1,055)
Barclays Bank	CDX.NA.IG.12	Buy	(1.00)%	06/20/2014	25,000	(447)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	9,570	(1,903)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	21,402	(4,511)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	19,140	(3,705)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	9,570	(1,887)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	9,570	(1,988)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,351	(1,061)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,351	(1,062)
UBS AG	CDX.NA.IG.12	Buy	(1.00)%	06/20/2014	25,000	(364)

All dollar amounts are shown in thousands (000's)

Schedule of Investments
California Municipal Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (103.54%)			TAX-EXEMPT BONDS (continued)
California (103.21%)			California (continued)
Abag Finance Authority for Nonprofit Co			California Rural Home Mortgage Financing
5.25%, 10/ 1/2026	$ 1,240 $	1,236	Authority GNMA/FNMA/FHLMC
Abag Finance Authority for Nonprofit Co ACA			5.40%, 12/ 1/2036	$ 955 $	959
5.70%, 11/ 1/2013	2,280	2,219	California State Department of Water
Anaheim Public Financing Authority/CA			Resources FSA
5.25%, 10/ 1/2034	1,000	1,003	5.00%, 12/ 1/2018	1,660	1,763
Baldwin Park Public Financing Authority/CA			California State Enterprise Development
4.63%, 8/ 1/2016	1,130	1,122	Authority
			5.30%, 9/ 1/2047	1,200	927
Barstow Redevelopment Agency/CA MBIA
7.00%, 9/ 1/2014	895	1,022	California State Public Works Board
			5.40%, 10/ 1/2022	3,000	2,957
7.00%, 9/ 1/2014	470	525	5.00%, 4/ 1/2023	4,200	4,121
Bay Area Governments Association XLCA
5.25%, 9/ 1/2029	2,000	1,720	5.00%, 6/ 1/2024	3,000	2,728
Bay Area Toll Authority			5.00%, 6/ 1/2025	1,750	1,577
5.00%, 4/ 1/2031 (a)	3,000	2,980	California State University
Berkeley Unified School District/CA			5.25%, 11/ 1/2038	2,000	1,936
ASSURED GTY			California Statewide Communities
5.00%, 8/ 1/2031	1,250	1,203	Development Authority
Beverly Hills Unified School District/CA			5.00%, 4/ 1/2019	1,500	1,559
0.00%, 8/ 1/2028 (b)	2,000	729	5.00%, 5/15/2020	1,000	924
California County TOB Securitization Agency			6.25%, 8/ 1/2024	1,000	1,069
0.00%, 6/ 1/2028 (b)(c)	2,000	1,246	5.13%, 4/ 1/2037 (d)(e)	1,500	1,059
5.13%, 6/ 1/2038	2,000	1,201	5.38%, 12/ 1/2037	1,000	742
California Educational Facilities Authority			5.00%, 11/15/2043	3,985	3,519
5.25%, 10/ 1/2039 (a)	6,500	6,700	California Statewide Communities
California Educational Facilities Authority			Development Authority CAL MTG INS
MBIA			6.25%, 8/15/2028	2,250	2,297
5.10%, 3/ 1/2014	2,000	2,006	California Statewide Communities
California Health Facilities Financing			Development Authority FNMA
Authority/CA			4.20%, 10/15/2018	1,470	1,540
6.50%, 10/ 1/2038	1,000	1,075	California Statewide Communities
6.00%, 7/ 1/2039	2,000	1,935	Development Authority MBIA
5.75%, 9/ 1/2039	2,000	1,875	6.50%, 8/ 1/2012	1,675	1,779
California Housing Finance Agency			Carson Redevelopment Agency MBIA
4.70%, 8/ 1/2036 (a)	3,150	2,356	5.50%, 10/ 1/2016	1,000	1,022
4.80%, 8/ 1/2036	2,500	1,865	Chino Valley Unified School District FSA
			5.25%, 9/ 1/2013	1,240	1,292
4.75%, 8/ 1/2042 (a)	8,400	6,020
			Chula Vista Community Facilities District/CA
California Housing Finance Agency Bank of			5.45%, 9/ 1/2036	1,000	685
America
0.32%, 8/ 1/2040	1,100	1,100	City of Alhambra CA MBIA
California Infrastructure & Economic			6.13%, 9/ 2/2018	4,710	4,711
Development Bank			City of Azusa CA
5.50%, 10/ 1/2015	1,000	1,044	6.00%, 9/ 1/2026	2,210	1,712
California Infrastructure & Economic			City of Burbank CA FSA
Development Bank FGIC			5.25%, 5/ 1/2024	3,155	3,226
5.00%, 8/15/2018	1,155	1,224	City of Chula Vista CA MBIA
California Pollution Control Financing Authority			5.00%, 8/ 1/2027	3,000	2,900
5.00%, 1/ 1/2022	2,000	1,801	City of Compton CA
5.00%, 7/ 1/2027	5,500	4,738	6.00%, 8/ 1/2039	1,250	1,220
California Pollution Control Financing			City of Hawthorne CA
Authority AMBAC			4.60%, 9/ 1/2021	1,000	645
5.85%, 6/ 1/2021	2,500	2,500	5.00%, 9/ 1/2030	2,000	1,115
			City of Imperial CA FGIC
			5.00%, 10/15/2020	1,250	1,201

Schedule of Investments
California Municipal Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
City of Irvine CA			El Monte Union High School District/CA
5.00%, 9/ 2/2026	$ 1,285 $	1,102	ASSURED GTY
5.00%, 9/ 2/2029	1,500	1,248	5.50%, 6/ 1/2034	$ 2,000 $	2,009
City of Loma Linda CA			Emeryville Public Financing Authority/CA
5.00%, 12/ 1/2022	1,000	790	MBIA
			5.25%, 9/ 1/2015	1,265	1,307
City of Los Angeles CA AMBAC
5.00%, 3/ 1/2022	1,445	1,486	5.25%, 9/ 1/2017	1,400	1,419
City of Los Angeles CA GNMA			Fontana Redevelopment Agency/CA MBIA
6.25%, 9/20/2039	1,000	1,000	5.20%, 9/ 1/2030	1,000	857
City of Modesto CA			Foothill Eastern Transportation Corridor
5.15%, 9/ 1/2036	1,000	646	Agency/CA
			5.88%, 1/15/2026	9,000	7,628
City of Oceanside CA AMBAC
5.25%, 4/ 1/2016	1,575	1,609	0.00%, 1/15/2032 (b)	10,000	1,468
5.25%, 4/ 1/2018	1,500	1,497	0.00%, 1/15/2033 (b)	10,000	1,333
City of Pacifica CA AMBAC			0.00%, 1/15/2034 (b)	10,000	1,223
5.00%, 10/ 1/2024	1,090	1,045	0.00%, 1/15/2036 (b)	10,000	1,017
City of Pasadena CA			Fresno Joint Powers Financing Authority FSA
5.00%, 2/ 1/2033	2,000	1,936	5.75%, 6/ 1/2026	2,000	2,045
City of Redding CA MBIA			Gilroy Unified School District/CA ASSURED
12.28%, 7/ 1/2022	1,875	2,503	GTY
			5.00%, 4/ 1/2039	2,000	1,812
City of Riverside CA
5.00%, 10/ 1/2038 (a)	3,000	2,867	Golden Valley Unified School District/CA FSA
			5.00%, 8/ 1/2041	3,555	3,340
City of Sacramento CA
5.00%, 9/ 2/2020	1,020	816	Golden West Schools Financing Authority
			MBIA
City of San Jose CA AMBAC			5.65%, 2/ 1/2012	685	741
5.00%, 3/ 1/2037	5,000	4,060
			Gonzales Redevelopment Agency/CA
City of Santa Rosa CA FHA			4.63%, 8/ 1/2011	1,000	975
6.70%, 12/ 1/2024	3,880	3,885
			Hesperia Public Financing Authority/CA XLCA
City of Stanton CA			5.00%, 9/ 1/2037	2,775	2,020
5.63%, 8/ 1/2029	840	840
			Hesperia Unified School District/CA
City of Torrance CA			5.00%, 9/ 1/2030	1,065	723
6.00%, 6/ 1/2022	1,000	1,022
			Hi-Desert Memorial Health Care District/CA
City of Turlock CA			5.50%, 10/ 1/2015	1,000	958
5.13%, 10/15/2031	1,000	704
			Highland Redevelopment Agency/CA AMBAC
5.38%, 10/15/2034	1,900	1,345	5.00%, 12/ 1/2028	3,000	2,567
5.13%, 10/15/2037	1,000	667	Huntington Beach Union High School
City of Vernon CA			District/CA FSA
5.13%, 8/ 1/2021	1,750	1,708	5.00%, 8/ 1/2029	2,000	1,972
Coachella Redevelopment Agency			Indio Redevelopment Agency/CA
5.88%, 12/ 1/2028	2,000	1,579	5.63%, 8/15/2035	2,605	2,254
Contra Costa Water District FSA			Irvine Public Facilities & Infrastructure
5.00%, 10/ 1/2018	1,520	1,597	Authority/CA AMBAC
County of Orange CA			5.00%, 9/ 2/2020	1,455	1,325
5.00%, 7/ 1/2031	1,000	969	5.00%, 9/ 2/2021	3,630	3,253
County of Riverside CA FGIC			5.00%, 9/ 2/2023	2,000	1,735
5.00%, 11/ 1/2025	1,160	1,167	Irvine Unified School District/CA
Desert Hot Springs Redevelopment Agency			5.00%, 9/ 1/2026	2,600	2,230
Tax Allocation/CA			La Quinta Financing Authority AMBAC
5.60%, 9/ 1/2038	2,000	1,682	5.25%, 9/ 1/2024	1,000	949
Dinuba Financing Authority/CA			La Verne Public Financing Authority
5.38%, 9/ 1/2038	1,000	668	7.25%, 9/ 1/2026	1,500	1,442
Eastern Municipal Water District/CA			Lake Elsinore Public Financing Authority/CA
5.20%, 9/ 1/2037	750	501	5.80%, 9/ 2/2015	1,220	1,155

Schedule of Investments
California Municipal Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
Long Beach Bond Finance Authority AMBAC			Port of Oakland NATL-RE FGIC
5.25%, 11/ 1/2013	$ 1,080 $	1,112	5.75%, 11/ 1/2029	$ 35 $	36
5.00%, 8/ 1/2022	410	367	5.75%, 11/ 1/2029	4,965	4,638
Los Angeles Community College District/CA			Poway Redevelopment Agency/CA AMBAC
5.00%, 8/ 1/2033	850	809	5.38%, 6/15/2019	1,000	976
Los Angeles Community Redevelopment			Richmond Joint Powers Financing Authority/CA
Agency/CA MBIA			6.25%, 7/ 1/2024	1,000	996
5.40%, 7/ 1/2024	2,500	2,346	Riverside County Public Financing Authority
Los Angeles County Metropolitan			5.80%, 5/15/2029	2,100	1,673
Transportation Authority JP Morgan Chase			Rocklin Unified School District/CA FGIC
Bank			0.00%, 8/ 1/2019 (b)	1,360	795
0.30%, 7/ 1/2023	3,300	3,300
			0.00%, 8/ 1/2020 (b)	1,415	765
Los Angeles Department of Airports
5.13%, 5/15/2033	1,230	1,201	0.00%, 8/ 1/2023 (b)	1,225	528
Los Angeles Department of Water & Power			Sacramento County Public Financing Authority
5.38%, 7/ 1/2038	1,000	1,011	ASSURED GTY
			5.00%, 12/ 1/2038	3,000	2,548
5.00%, 7/ 1/2044	2,000	1,886	Sacramento Municipal Utility District FSA
Los Angeles State Building Authority/CA			5.00%, 8/15/2024	2,000	2,048
MBIA
5.63%, 5/ 1/2011	1,025	1,053	Saddleback Valley Unified School District/CA
			FSA
Los Angeles Unified School District/CA			5.00%, 8/ 1/2029	3,000	2,958
5.00%, 7/ 1/2029	2,000	1,974	Salinas Valley Solid Waste Authority/CA
5.00%, 7/ 1/2032	1,000	972	AMBAC
Metropolitan Water District of Southern			5.25%, 8/ 1/2027	1,975	1,723
California			5.25%, 8/ 1/2031	2,000	1,651
5.00%, 7/ 1/2035	2,000	2,008	San Bernardino Redevelopment Agency
Morongo Band of Mission Indians			RADIAN
5.50%, 3/ 1/2018 (d)(e)	1,325	1,142	5.00%, 9/ 1/2018	1,565	1,526
6.50%, 3/ 1/2028 (d)(e)	1,825	1,482	San Diego Community College District/CA
Needles Public Utility Authority/CA			5.25%, 8/ 1/2033 (a)	3,000	3,049
6.50%, 2/ 1/2022	2,785	2,483	San Diego Public Facilities Financing Authority
Norco Financing Authority FSA			5.38%, 8/ 1/2034	2,000	2,001
5.63%, 10/ 1/2034	1,000	1,009	5.25%, 5/15/2039	2,000	1,950
Ontario Redevelopment Financing			San Diego Redevelopment Agency/CA
Authority/CA AMBAC			6.40%, 9/ 1/2019	1,000	925
5.50%, 8/ 1/2016	1,055	1,092	San Francisco City & County Airports
Ontario Redevelopment Financing			Commission FSA-CR FGIC
Authority/CA MBIA			5.00%, 5/ 1/2030	4,000	3,581
5.25%, 8/ 1/2016	1,060	1,078	San Francisco City & County Airports
Orange County Public Financing Authority/CA			Commission MBIA
AMBAC			5.25%, 5/ 1/2026	4,000	3,762
5.38%, 6/ 1/2016	1,000	1,042	San Jose Financing Authority MBIA
Oxnard Harbor District/CA			5.00%, 9/ 1/2016	1,200	1,260
5.75%, 8/ 1/2020	1,200	1,200	San Juan Unified School District/CA MBIA
Palm Desert Financing Authority MBIA			5.00%, 8/ 1/2027	3,780	3,808
5.00%, 8/ 1/2022	1,280	1,175	Santa Maria Redevelopment Agency/CA
Perris Public Financing Authority/CA			AMBAC
5.30%, 10/ 1/2026	2,805	2,215	5.25%, 6/ 1/2015	1,085	1,141
Pittsburg Unified School District			Sierra View Local Health Care District/CA
5.50%, 8/ 1/2031	1,000	1,027	5.25%, 7/ 1/2032	1,500	1,312
Pomona Public Financing Authority MBIA			South Gate Public Financing Authority
5.00%, 2/ 1/2021	5,000	5,040	AMBAC
Pomona Unified School District/CA MBIA			5.25%, 9/ 1/2022	2,090	1,964
6.15%, 8/ 1/2030	1,000	1,023	South Gate Public Financing Authority XLCA
			5.00%, 9/ 1/2016	2,075	2,085

Schedule of Investments
California Municipal Fund
July 31, 2009 (unaudited)

	Principal		(a)	Security or portion of underlying security related to Inverse Floaters
			entered into by the Fund. See notes.
	Amount	Value	(b) Non-Income Producing Security
	(000's)	(000's)

			(c) Variable Rate. Rate shown is in effect at July 31, 2009.
TAX-EXEMPT BONDS (continued)			(d) Security is Illiquid
California (continued)			(e)	Security exempt from registration under Rule 144A of the Securities Act
South Tahoe Redevelopment Agency/CA			of 1933. These securities may be resold in transactions exempt from
5.00%, 10/ 1/2031	$ 1,000 $	668	registration, normally to qualified institutional buyers. Unless otherwise
State of California			indicated, these securities are not considered illiquid. At the end of the
5.75%, 4/ 1/2031	1,000	1,025	period, the value of these securities totaled $3,683 or 1.21% of net
Stockton-East Water District/CA FGIC			assets.
5.25%, 4/ 1/2022	1,780	1,715	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
			effect at July 31, 2009.
Sunnyvale CA AMBAC
5.50%, 10/ 1/2014	1,000	1,047	Unrealized Appreciation (Depreciation)
5.50%, 10/ 1/2016	1,000	1,028	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Sweetwater Union High School District MBIA			of investments held by the fund as of the period end were as follows:
5.00%, 9/ 1/2020	1,225	1,179
Temecula Redevelopment Agency/CA MBIA			Unrealized Appreciation	$ 3,217
5.25%, 8/ 1/2036	3,270	2,661	Unrealized Depreciation	(31,983)

Tobacco Securitization Authority of Northern			Net Unrealized Appreciation (Depreciation)	(28,766)
California/CA			Cost for federal income tax purposes	328,405
5.38%, 6/ 1/2038	9,000	5,635	All dollar amounts are shown in thousands (000's)
5.50%, 6/ 1/2045	3,330	1,916

Tobacco Securitization Authority of Southern			Portfolio Summary (unaudited)

California/CA
5.00%, 6/ 1/2037	3,000	1,804	Sector	Percent

5.13%, 6/ 1/2046	5,500	2,953	Insured	47.92%
Tracy Area Public Facilities Financing Agency			Revenue	40.37%
MBIA			Revenue - Special Tax	6.07%
			General Obligation	4.52%
5.88%, 10/ 1/2013	985	988	Tax Allocation	2.86%
Tustin Community Facilities District			Prerefunded	1.16%
5.38%, 9/ 1/2029	1,000	826	Certificate Participation	0.64%
Twin Rivers Unified School District			Liability for Floating Rate Notes Issued	(4.97%)
0.00%, 4/ 1/2014 (b)	1,500	1,188	Other Assets in Excess of Liabilities, Net	1.43%

University of California			TOTAL NET ASSETS	100.00%

5.75%, 5/15/2029	2,000	2,189
Walnut Public Financing Authority/CA
AMBAC
5.38%, 9/ 1/2022	2,305	2,192
Western Municipal Water District Facilities
Authority
5.00%, 10/ 1/2034	1,700	1,643

		313,729

Virgin Islands (0.33%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019	1,000	1,010

TOTAL TAX-EXEMPT BONDS	$ 314,739

Total Investments		314,739
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-4.97%)
Notes with interest rates ranging from 0.29%
to 0.56% at July 31, 2009 and contractual
maturity of collateral from 2015-2042. (f)	(15,105)	(15,105)

Total Net Investments	$ 299,634
Other Assets in Excess of Liabilities, Net - 1.43%		4,349

TOTAL NET ASSETS - 100.00%	$ 303,983

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.00%)			BONDS (continued)
Diversified Banking Institutions (0.00%)			Diversified Banking Institutions (5.88%)
Citigroup Inc	3,358 $	10	Bank of America Corp

TOTAL COMMON STOCKS	$ 10		2.10%, 4/30/2012	$ 17,800 $	17,904

			6.50%, 8/ 1/2016	10,100	10,275
CONVERTIBLE PREFERRED STOCKS (0.29%)			Citigroup Inc
Regional Banks (0.29%)			1.00%, 5/18/2010 (b)	500	490
Wells Fargo & Co	5,800	4,872	7.25%, 10/ 1/2010	900	900

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 4,872		6.00%, 2/21/2012	700	709

	Principal		5.50%, 8/27/2012	400	399
	Amount	Value	5.63%, 8/27/2012	600	582
	(000's)	(000's)	5.50%, 4/11/2013	5,800	5,732

BONDS (38.34%)			1.70%, 6/28/2013	4,000	4,976
Asset Backed Securities (0.00%)			0.90%, 6/ 9/2016 (b)	300	217
South Carolina Student Loan Corp			6.00%, 8/15/2017	4,658	4,264
1.17%, 9/ 2/2014 (a)(b)	$ 19	19	3.63%, 11/30/2017 (b)	2,300	2,532
			8.50%, 5/22/2019	300	319
Automobile Sequential (0.19%)
			Goldman Sachs Group Inc/The
Bank of America Auto Trust			6.88%, 1/15/2011	800	852
1.70%, 12/15/2011 (c)	1,500	1,501
			1.24%, 8/ 5/2011 (b)	3,500	3,408
Capital Auto Receivables Asset Trust
1.74%, 10/15/2012 (b)	1,000	996	2.38%, 2/ 4/2013	200	266
Ford Credit Auto Owner Trust			5.25%, 10/15/2013	1,300	1,361
2.00%, 12/15/2011	600	602	6.25%, 9/ 1/2017	1,800	1,928

		3,099	JP Morgan Chase & Co

			0.73%, 12/21/2011 (b)	16,200	16,056
Cellular Telecommunications (0.25%)			6.00%, 1/15/2018	800	847
Verizon Wireless Capital LLC			7.90%, 4/29/2049 (b)	2,100	1,996
5.25%, 2/ 1/2012 (c)	3,900	4,162
			Morgan Stanley
Commercial Banks (5.65%)			3.25%, 12/ 1/2011	3,800	3,943
American Express Bank FSB			0.79%, 1/ 9/2012 (b)	13,000	12,431
6.00%, 9/13/2017	5,000	4,876	0.55%, 4/19/2012	1,500	1,360
American Express Centurion Bank			0.84%, 1/ 9/2014 (b)	1,200	1,096
5.55%, 10/17/2012	1,300	1,328	5.95%, 12/28/2017	2,700	2,780
Barclays Bank PLC			Societe Generale
6.05%, 12/ 4/2017 (c)	4,300	4,015	5.92%, 4/29/2049 (b)(c)	500	320

Commonwealth Bank of Australia					97,943

0.92%, 7/12/2013 (b)(c)	13,900	13,847
			Diversified Financial Services (3.41%)
Danske Bank A/S
2.50%, 5/10/2012 (c)	4,100	4,115	American Express Travel Related Services Co
			Inc
ING Bank NV			5.25%, 11/21/2011 (c)	2,400	2,418
2.63%, 2/ 9/2012 (c)	23,600	23,881	Citigroup Capital XXI
KeyBank NA			8.30%, 12/21/2057	9,050	7,512
3.20%, 6/15/2012	11,000	11,403	General Electric Capital Corp
Marshall & Ilsley Corp			2.00%, 9/28/2012	40,000	40,096
5.35%, 4/ 1/2011	900	858	0.77%, 10/ 6/2015 (b)	7,500	6,234
Regions Bank/Birmingham AL			6.88%, 1/10/2039	500	491

3.25%, 12/ 9/2011	7,600	7,889
					56,751

7.50%, 5/15/2018	500	441
Royal Bank of Scotland PLC/The			Electric - Integrated (0.41%)
3.00%, 12/ 9/2011 (c)	200	204	Duke Energy Carolinas LLC
2.63%, 5/11/2012 (c)	21,000	21,211	5.75%, 11/15/2013	2,300	2,503

		94,068	EDF SA

			5.50%, 1/26/2014 (c)	500	544

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Leasing Company (continued)
EDF SA (continued)			International Lease Finance Corp (continued)
6.50%, 1/26/2019 (c)	$ 500 $	571	5.75%, 6/15/2011	$ 3,000 $	2,371

Enel Finance International SA					3,339

6.80%, 9/15/2037 (c)	2,800	3,204

			Finance - Mortgage Loan/Banker (4.95%)
		6,822

			Countrywide Home Loans Inc
Finance - Commercial (0.46%)			4.13%, 9/15/2009	200	201
Caterpillar Financial Services Corp			Fannie Mae
7.05%, 10/ 1/2018	5,390	5,733	1.38%, 4/28/2011	8,400	8,440
CIT Group Inc			Federal Home Loan Banks
0.77%, 3/22/2010 (b)	300	176	3.38%, 6/24/2011	2,200	2,283
1.31%, 11/ 3/2010 (b)	400	226	Freddie Mac
0.73%, 4/27/2011 (b)	2,400	1,437	1.63%, 4/26/2011	49,100	49,535
12.00%, 12/18/2018 (c)	500	62	1.13%, 6/ 1/2011	13,800	13,801

		7,634	5.25%, 7/18/2011	1,300	1,401

			SLM Student Loan Trust
Finance - Consumer Loans (0.57%)			0.54%, 4/25/2017 (b)	54	53
American General Finance Corp			1.00%, 10/25/2017 (b)	100	98
1.13%, 8/17/2011 (b)	100	62
			Small Business Administration Participation
6.90%, 12/15/2017	3,200	1,850	Certificates
SLM Corp			4.43%, 5/ 1/2029	6,500	6,613

4.00%, 1/15/2010	2,200	2,134			82,425

0.66%, 7/26/2010 (b)	1,000	882
4.50%, 7/26/2010	400	364	Life & Health Insurance (0.56%)
0.83%, 3/15/2011 (b)	5,000	4,152	ASIF III Jersey Ltd

			5.50%, 3/ 7/2011	6,800	8,489
		9,444	Prudential Financial Inc

Finance - Credit Card (0.19%)			1.26%, 6/10/2013 (b)	1,000	874

American Express Credit Corp					9,363

1.69%, 5/27/2010 (b)	500	497
			Medical - Drugs (0.13%)
0.49%, 12/ 2/2010 (b)	2,700	2,586	Novartis Capital Corp

		3,083	4.13%, 2/10/2014	2,000	2,086

Finance - Investment Banker & Broker (4.38%)
Bear Stearns Cos LLC/The			Medical Laboratory & Testing Service (0.69%)
7.25%, 2/ 1/2018	2,200	2,466	Roche Holdings Inc
Citigroup Funding Inc			2.66%, 2/25/2011 (b)(c)	6,700	6,800
2.04%, 5/ 7/2010 (b)	700	692	7.00%, 3/ 1/2039 (c)	3,900	4,769

2.25%, 12/10/2012 (d)	35,500	35,592			11,569

Macquarie Bank Ltd			Money Center Banks (0.23%)
2.60%, 1/20/2012 (c)	20,726	20,924	Bank of Scotland PLC
Merrill Lynch & Co Inc			0.69%, 12/ 8/2010 (b)(c)	600	573
1.00%, 8/14/2009 (b)	1,200	1,200	Deutsche Bank AG/London
1.24%, 2/ 5/2010 (b)	800	796	6.00%, 9/ 1/2017	2,900	3,047
1.59%, 3/22/2011 (b)	1,200	1,639	National Westminster Bank PLC
0.70%, 7/25/2011 (b)	2,200	2,098	7.38%, 10/ 1/2009	200	200

1.23%, 11/ 1/2011 (b)	4,000	3,789			3,820

0.87%, 6/ 5/2012 (b)	4,200	3,813	Mortgage Backed Securities (0.75%)

		73,009	Banc of America Funding Corp

Finance - Leasing Company (0.20%)			3.96%, 6/25/2034 (b)	308	282
International Lease Finance Corp			Bear Stearns Adjustable Rate Mortgage Trust
4.38%, 11/ 1/2009	100	97	4.77%, 12/25/2035 (b)	542	466
0.88%, 5/24/2010 (b)	1,000	871	Bear Stearns Alt-A Trust
			5.36%, 5/25/2035 (b)	508	348

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Regional Banks (2.19%)
Bear Stearns Alt-A Trust (continued)			JP Morgan Chase Bank NA
5.49%, 9/25/2035 (b)	$ 47 $	32	0.96%, 6/13/2016 (b)	$ 3,500 $	2,858
Bear Stearns Commercial Mortgage Securities			Keycorp
5.59%, 6/11/2040 (b)	2,436	2,486	1.44%, 11/22/2010 (b)	900	1,130
5.70%, 6/11/2050	200	186	6.50%, 5/14/2013	800	795
Fannie Mae Grantor Trust			USB Capital IX
7.50%, 6/25/2030	29	32	6.19%, 4/15/2049 (b)	800	572
7.50%, 7/25/2042	45	50	Wachovia Corp
GSMPS Mortgage Loan Trust			0.64%, 10/15/2011 (b)	11,550	11,146
7.50%, 6/19/2032 (c)	216	177	Wells Fargo & Co
JP Morgan Chase Commercial Mortgage			7.98%, 2/28/2049 (b)	23,000	19,895

Securities Corp					36,396

4.88%, 1/12/2038 (b)	5,300	5,227
Mastr Reperforming Loan Trust			Reinsurance (0.31%)
7.00%, 8/25/2034 (c)	285	315	Reinsurance Group of America Inc
Morgan Stanley Capital I			6.75%, 12/15/2011	5,050	5,161
5.11%, 6/15/2040 (b)	1,255	1,249
			Schools (0.40%)
Thornburg Mortgage Securities Trust
0.38%, 3/25/2037 (b)	1,646	1,438	Duke University
			4.20%, 4/ 1/2014	1,800	1,884
Wachovia Bank Commercial Mortgage Trust
5.42%, 1/15/2045	200	166	5.15%, 4/ 1/2019	1,400	1,479

		12,454	President and Fellows of Harvard College

			6.00%, 1/15/2019 (c)	500	560
Mortgage Banks (0.63%)			6.50%, 1/15/2039 (c)	2,400	2,665

Northern Rock PLC					6,588

5.63%, 6/22/2017 (c)(e)	12,200	10,526
			Sovereign (0.01%)
Multi-Line Insurance (0.11%)			United Mexican States
American International Group Inc			5.95%, 3/19/2019	200	204
4.95%, 3/20/2012	1,000	689
8.25%, 8/15/2018	1,000	591	Sovereign Agency (2.18%)
8.18%, 5/15/2058	2,300	569	Swedish Housing Finance Corp

			3.13%, 3/23/2012 (c)	36,400	36,313
		1,849

Non-Ferrous Metals (0.04%)			Special Purpose Banks (1.23%)
Corp Nacional del Cobre de Chile - CODELCO			Export-Import Bank of Korea
7.50%, 1/15/2019 (c)	600	695	5.88%, 1/14/2015	8,000	8,061
			Societe Financement de l'Economie Francaise
Oil Company - Integrated (0.78%)			0.71%, 7/16/2012 (b)(c)	1,000	1,000
Petrobras International Finance Co			3.38%, 5/ 5/2014 (c)	11,300	11,431

7.88%, 3/15/2019	9,600	10,659			20,492

Petroleos Mexicanos
8.00%, 5/ 3/2019 (c)	2,100	2,368	Special Purpose Entity (0.79%)

		13,027	Capital One Capital V

			10.25%, 8/15/2039 (d)	10,000	10,247
Pipelines (0.02%)			Goldman Sachs Capital II
TransCanada Pipelines Ltd			5.79%, 12/29/2049 (b)	2,600	1,820
7.63%, 1/15/2039	200	254	SMFG Preferred Capital GBP 1 Ltd
			6.16%, 1/25/2017 (b)	364	426
Regional Authority (0.55%)			6.16%, 1/25/2017 (c)	500	584

Province of Ontario Canada					13,077

6.50%, 3/ 8/2029	4,700	5,237
5.85%, 3/ 8/2033	3,800	3,991

		9,228

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Tobacco (0.09%)			OBLIGATIONS (continued)
UST Inc			Federal National Mortgage Association (FNMA)
5.75%, 3/ 1/2018	$ 1,700 $	1,554	(continued)
			6.00%, 8/ 1/2034	$ 79 $	83

Transport - Rail (0.11%)			6.00%, 11/ 1/2034	80	84
Union Pacific Corp			6.00%, 4/ 1/2035	137	145
5.70%, 8/15/2018	1,800	1,881	6.00%, 4/ 1/2035	81	86

TOTAL BONDS	$ 638,335		6.00%, 4/ 1/2035	19	20

			6.00%, 5/ 1/2035	82	86
TAX-EXEMPT BONDS (0.89%)			6.00%, 6/ 1/2035	133	140
California (0.24%)			6.00%, 6/ 1/2035	1,382	1,454
California Educational Facilities Authority
Claremont Mckenna College			6.00%, 7/ 1/2035	1,179	1,240
5.00%, 1/ 1/2039	4,100	3,929	4.62%, 8/ 1/2035 (b)	832	862
			5.08%, 9/ 1/2035 (b)	791	810
Louisiana (0.23%)			6.00%, 9/ 1/2035	48	50
State of Louisiana			6.00%, 9/ 1/2035	290	305
3.00%, 5/ 1/2043 (b)	3,900	3,878	6.00%, 10/ 1/2035	1,158	1,219
			6.00%, 10/ 1/2035	24	25
Nebraska (0.01%)
			6.00%, 2/ 1/2036	495	520
Public Power Generation Agency
7.24%, 1/ 1/2041	200	202	6.00%, 2/ 1/2036	906	952
			5.00%, 4/ 1/2036	100	102
New York (0.21%)			6.00%, 4/ 1/2036	777	816
New York City Municipal Water Finance			5.00%, 5/ 1/2036	921	944
Authority			6.00%, 5/ 1/2036	313	329
5.75%, 6/15/2040	3,300	3,535	5.00%, 6/ 1/2036	1,144	1,174

North Carolina (0.15%)			5.00%, 6/ 1/2036	513	526
North Carolina Capital Facilities Finance			5.50%, 6/ 1/2036	487	506
Agency			6.00%, 6/ 1/2036	23	24
5.00%, 10/ 1/2038	2,500	2,531	6.00%, 7/ 1/2036	75	79
			6.00%, 8/ 1/2036	15	15
Pennsylvania (0.05%)			6.00%, 8/ 1/2036	146	153
University of Pittsburgh/PA			6.00%, 8/ 1/2036	24	25

5.00%, 9/15/2028	800	828	6.00%, 8/ 1/2036	287	301

TOTAL TAX-EXEMPT BONDS	$ 14,903		6.00%, 8/ 1/2036	23	24

U.S. GOVERNMENT & GOVERNMENT AGENCY			6.00%, 9/ 1/2036	21	22
OBLIGATIONS (59.64%)			6.00%, 9/ 1/2036	722	759
Federal Home Loan Mortgage Corporation			6.00%, 9/ 1/2036	1,720	1,807
(FHLMC) (0.40%)
5.00%, 8/ 1/2039 (f)	5,700	5,828	6.00%, 9/ 1/2036	675	710
4.70%, 6/ 1/2035 (b)	799	824	6.00%, 9/ 1/2036	707	743

		6,652	6.00%, 10/ 1/2036	18	18

			6.00%, 10/ 1/2036	1,742	1,830
Federal National Mortgage Association (FNMA) (43.11%)			6.00%, 10/ 1/2036	22	23
5.00%, 8/ 1/2039 (f)	11,000	11,254
			6.00%, 10/ 1/2036	16	17
6.00%, 8/ 1/2039 (f)	10,500	11,005
			6.00%, 10/ 1/2036	5,001	5,255
6.00%, 12/ 1/2031	45	48
			6.00%, 10/ 1/2036	141	148
6.00%, 4/ 1/2033	48	50
			6.00%, 10/ 1/2036	816	858
6.00%, 7/ 1/2033	19	20
			6.00%, 10/ 1/2036	70	73
5.00%, 10/ 1/2033	813	837
			6.00%, 10/ 1/2036	341	358
6.00%, 6/ 1/2034	31	33
			6.00%, 11/ 1/2036	23	24
6.00%, 7/ 1/2034	23	24
			6.00%, 11/ 1/2036	180	189
6.00%, 7/ 1/2034	31	33
			6.00%, 11/ 1/2036	19	19

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 11/ 1/2036	$ 18 $	19	6.00%, 5/ 1/2037	$ 37 $	39
6.00%, 11/ 1/2036	725	762	6.00%, 5/ 1/2037	387	406
6.00%, 11/ 1/2036	382	401	6.00%, 5/ 1/2037	946	994
6.00%, 11/ 1/2036	331	348	5.00%, 6/ 1/2037	92	95
6.00%, 12/ 1/2036	415	436	5.00%, 6/ 1/2037	89	91
6.00%, 12/ 1/2036	808	850	6.00%, 6/ 1/2037	19	20
6.00%, 12/ 1/2036	40	42	6.00%, 6/ 1/2037	812	853
6.00%, 12/ 1/2036	33	35	6.00%, 6/ 1/2037	456	479
6.00%, 12/ 1/2036	813	854	6.00%, 6/ 1/2037	692	726
6.00%, 12/ 1/2036	1,089	1,144	6.00%, 6/ 1/2037	50	52
6.00%, 12/ 1/2036	417	439	6.00%, 6/ 1/2037	803	843
6.00%, 12/ 1/2036	883	928	6.00%, 6/ 1/2037	846	889
6.00%, 12/ 1/2036	1,215	1,277	5.00%, 7/ 1/2037	28	28
5.00%, 1/ 1/2037	41	42	5.50%, 7/ 1/2037	495	513
5.00%, 1/ 1/2037	281	288	6.00%, 7/ 1/2037	627	659
5.00%, 1/ 1/2037	838	859	6.00%, 7/ 1/2037	1,902	1,996
5.50%, 1/ 1/2037	456	474	6.00%, 7/ 1/2037	17	18
6.00%, 1/ 1/2037	189	198	6.00%, 7/ 1/2037	1,038	1,090
6.00%, 1/ 1/2037	23	25	6.00%, 7/ 1/2037	2,249	2,361
6.00%, 1/ 1/2037	1,277	1,341	6.00%, 7/ 1/2037	85	90
6.00%, 1/ 1/2037	856	900	6.00%, 7/ 1/2037	881	925
6.00%, 1/ 1/2037	20	21	6.00%, 7/ 1/2037	1,084	1,138
6.00%, 1/ 1/2037	502	528	6.00%, 7/ 1/2037	627	659
6.00%, 1/ 1/2037	890	935	6.00%, 7/ 1/2037	207	217
5.00%, 2/ 1/2037	812	832	6.00%, 7/ 1/2037	605	635
5.00%, 2/ 1/2037	376	385	6.00%, 7/ 1/2037	76	79
5.50%, 2/ 1/2037	60	62	6.00%, 7/ 1/2037	19	20
6.00%, 2/ 1/2037	481	506	6.00%, 7/ 1/2037	19	20
5.00%, 3/ 1/2037	836	857	6.00%, 7/ 1/2037	164	172
5.00%, 3/ 1/2037	657	673	6.00%, 7/ 1/2037	2,617	2,748
5.00%, 3/ 1/2037	278	284	6.00%, 7/ 1/2037	601	631
5.50%, 3/ 1/2037	1,091	1,132	6.00%, 7/ 1/2037	215	226
5.50%, 3/ 1/2037	440	457	6.00%, 7/ 1/2037	13	13
5.00%, 4/ 1/2037	1,046	1,072	6.00%, 7/ 1/2037	949	996
5.00%, 4/ 1/2037	283	290	6.00%, 7/ 1/2037	371	390
5.50%, 4/ 1/2037	357	371	5.00%, 8/ 1/2037	989	1,013
5.50%, 4/ 1/2037	558	579	5.00%, 8/ 1/2037	187	191
6.00%, 4/ 1/2037	1,216	1,277	6.00%, 8/ 1/2037	614	644
6.00%, 4/ 1/2037	472	496	6.00%, 8/ 1/2037	31	32
6.00%, 4/ 1/2037	786	825	6.00%, 8/ 1/2037	22	23
6.00%, 4/ 1/2037	76	80	6.00%, 8/ 1/2037	350	367
6.00%, 4/ 1/2037	820	861	6.00%, 8/ 1/2037	563	591
6.00%, 4/ 1/2037	263	276	6.00%, 8/ 1/2037	217	228
5.00%, 5/ 1/2037	367	376	6.00%, 8/ 1/2037	952	1,000
5.00%, 5/ 1/2037	559	573	6.00%, 8/ 1/2037	31	32
5.50%, 5/ 1/2037	156	162	6.00%, 8/ 1/2037	647	679
5.50%, 5/ 1/2037	32	33	6.00%, 8/ 1/2037	424	445
5.50%, 5/ 1/2037	185	192	6.00%, 8/ 1/2037	649	681

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 8/ 1/2037	$ 1,275 $	1,339	6.00%, 10/ 1/2037	$ 755 $	793
6.00%, 8/ 1/2037	426	447	6.00%, 10/ 1/2037	3,245	3,407
6.00%, 8/ 1/2037	510	535	6.00%, 10/ 1/2037	17	18
6.00%, 8/ 1/2037	307	322	6.00%, 10/ 1/2037	551	578
6.00%, 8/ 1/2037	925	971	6.00%, 10/ 1/2037	693	727
6.00%, 8/ 1/2037	377	396	6.00%, 10/ 1/2037	876	920
6.00%, 8/ 1/2037	21,519	22,592	6.00%, 10/ 1/2037	4,176	4,384
6.00%, 8/ 1/2037	2,557	2,684	6.00%, 10/ 1/2037	708	743
5.00%, 9/ 1/2037	34	35	6.00%, 10/ 1/2037	27	29
6.00%, 9/ 1/2037	3,022	3,173	6.00%, 10/ 1/2037	376	394
6.00%, 9/ 1/2037	15	16	6.00%, 10/ 1/2037	5,142	5,398
6.00%, 9/ 1/2037	850	893	6.00%, 10/ 1/2037	1,548	1,625
6.00%, 9/ 1/2037	1,055	1,108	6.00%, 10/ 1/2037	51,006	53,549
6.00%, 9/ 1/2037	84	88	6.00%, 10/ 1/2037	569	598
6.00%, 9/ 1/2037	596	626	6.00%, 10/ 1/2037	71	74
6.00%, 9/ 1/2037	17	18	6.00%, 10/ 1/2037	22,345	23,459
6.00%, 9/ 1/2037	3,345	3,512	5.50%, 11/ 1/2037	6,281	6,516
6.00%, 9/ 1/2037	24	25	6.00%, 11/ 1/2037	139	146
6.00%, 9/ 1/2037	18	19	6.00%, 11/ 1/2037	19	20
6.00%, 9/ 1/2037	2,614	2,745	6.00%, 11/ 1/2037	771	810
6.00%, 9/ 1/2037	789	828	6.00%, 11/ 1/2037	1,008	1,059
6.00%, 9/ 1/2037	1,452	1,524	6.00%, 11/ 1/2037	29	31
6.00%, 9/ 1/2037	22	23	6.00%, 11/ 1/2037	18	19
6.00%, 9/ 1/2037	32,288	33,898	6.00%, 11/ 1/2037	265	278
6.00%, 9/ 1/2037	820	861	6.00%, 11/ 1/2037	296	310
6.00%, 9/ 1/2037	10,695	11,228	6.00%, 11/ 1/2037	801	841
6.00%, 9/ 1/2037	462	485	6.00%, 11/ 1/2037	1,147	1,205
6.00%, 9/ 1/2037	82	86	6.00%, 11/ 1/2037	921	967
6.00%, 9/ 1/2037	464	488	6.00%, 11/ 1/2037	865	908
6.00%, 9/ 1/2037	338	355	6.00%, 11/ 1/2037	15,396	16,164
6.00%, 9/ 1/2037	46	48	6.00%, 11/ 1/2037	812	852
6.00%, 9/ 1/2037	936	982	6.00%, 11/ 1/2037	1,411	1,481
6.00%, 9/ 1/2037	1,511	1,587	6.00%, 11/ 1/2037	25	27
6.00%, 9/ 1/2037	1,151	1,208	6.00%, 11/ 1/2037	76	80
6.00%, 9/ 1/2037	1,783	1,872	6.00%, 11/ 1/2037	1,043	1,095
6.00%, 9/ 1/2037	609	639	6.00%, 11/ 1/2037	930	976
6.00%, 9/ 1/2037	14,346	15,062	6.00%, 11/ 1/2037	133	140
5.00%, 10/ 1/2037	757	775	6.00%, 11/ 1/2037	477	501
6.00%, 10/ 1/2037	20	21	6.00%, 11/ 1/2037	586	615
6.00%, 10/ 1/2037	533	559	6.00%, 11/ 1/2037	356	374
6.00%, 10/ 1/2037	152	159	6.00%, 11/ 1/2037	390	409
6.00%, 10/ 1/2037	662	695	6.00%, 11/ 1/2037	357	375
6.00%, 10/ 1/2037	24	25	6.00%, 11/ 1/2037	472	495
6.00%, 10/ 1/2037	688	723	6.00%, 11/ 1/2037	840	882
6.00%, 10/ 1/2037	2,390	2,509	6.00%, 11/ 1/2037	571	599
6.00%, 10/ 1/2037	1,012	1,063	6.00%, 11/ 1/2037	1,416	1,486
6.00%, 10/ 1/2037	80	84	6.00%, 11/ 1/2037	848	890
6.00%, 10/ 1/2037	775	813	6.00%, 11/ 1/2037	912	958

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 11/ 1/2037	$ 2,909 $	3,054	6.00%, 1/ 1/2038	$ 2,215 $	2,325
6.00%, 11/ 1/2037	933	980	6.00%, 1/ 1/2038	248	260
6.00%, 11/ 1/2037	3,355	3,522	6.00%, 1/ 1/2038	538	565
5.00%, 12/ 1/2037	82	84	5.00%, 2/ 1/2038	680	697
5.50%, 12/ 1/2037	4,606	4,778	5.50%, 2/ 1/2038	443	459
6.00%, 12/ 1/2037	1,364	1,432	5.50%, 2/ 1/2038	3,249	3,370
6.00%, 12/ 1/2037	431	453	5.50%, 2/ 1/2038	207	215
6.00%, 12/ 1/2037	889	934	6.00%, 2/ 1/2038	22	23
6.00%, 12/ 1/2037	83	88	6.00%, 2/ 1/2038	558	586
6.00%, 12/ 1/2037	869	912	6.00%, 2/ 1/2038	46	48
6.00%, 12/ 1/2037	217	228	6.00%, 2/ 1/2038	727	763
6.00%, 12/ 1/2037	1,017	1,068	6.00%, 2/ 1/2038	750	787
6.00%, 12/ 1/2037	4,196	4,405	6.00%, 2/ 1/2038	959	1,007
6.00%, 12/ 1/2037	1,077	1,131	5.50%, 3/ 1/2038	544	564
6.00%, 12/ 1/2037	1,262	1,325	5.50%, 3/ 1/2038	1,101	1,142
6.00%, 12/ 1/2037	264	278	5.50%, 3/ 1/2038	1,080	1,120
6.00%, 12/ 1/2037	561	589	5.50%, 3/ 1/2038	221	229
6.00%, 12/ 1/2037	318	334	6.00%, 3/ 1/2038	136	143
6.00%, 12/ 1/2037	600	630	6.00%, 3/ 1/2038	130	137
6.00%, 12/ 1/2037	763	801	6.00%, 3/ 1/2038	688	722
6.00%, 12/ 1/2037	600	630	6.00%, 3/ 1/2038	393	412
6.00%, 12/ 1/2037	15,751	16,536	6.00%, 3/ 1/2038	33	34
6.00%, 12/ 1/2037	558	586	6.00%, 3/ 1/2038	914	960
6.00%, 12/ 1/2037	544	571	6.00%, 3/ 1/2038	674	707
6.00%, 12/ 1/2037	470	494	6.00%, 3/ 1/2038	2,912	3,056
6.00%, 12/ 1/2037	1,187	1,246	5.50%, 4/ 1/2038	655	680
5.00%, 1/ 1/2038	324	332	5.50%, 4/ 1/2038	25	26
5.50%, 1/ 1/2038	256	266	6.00%, 4/ 1/2038	1,022	1,072
5.50%, 1/ 1/2038	2,914	3,023	6.00%, 4/ 1/2038	260	273
5.50%, 1/ 1/2038	321	333	6.00%, 4/ 1/2038	736	773
5.50%, 1/ 1/2038	6,837	7,092	6.00%, 4/ 1/2038	625	655
5.50%, 1/ 1/2038	6,710	6,961	6.00%, 4/ 1/2038	850	892
6.00%, 1/ 1/2038	907	953	6.00%, 5/ 1/2038	1,206	1,265
6.00%, 1/ 1/2038	19	20	6.00%, 5/ 1/2038	504	529
6.00%, 1/ 1/2038	208	219	6.00%, 5/ 1/2038	862	904
6.00%, 1/ 1/2038	720	756	6.00%, 5/ 1/2038	84	89
6.00%, 1/ 1/2038	1,648	1,731	6.00%, 5/ 1/2038	1,930	2,025
6.00%, 1/ 1/2038	1,181	1,240	5.50%, 6/ 1/2038	58	60
6.00%, 1/ 1/2038	1,848	1,940	5.50%, 6/ 1/2038	1,146	1,189
6.00%, 1/ 1/2038	76	80	5.50%, 6/ 1/2038	352	365
6.00%, 1/ 1/2038	1,435	1,507	6.00%, 6/ 1/2038	2,741	2,877
6.00%, 1/ 1/2038	80	84	6.00%, 6/ 1/2038	30	32
6.00%, 1/ 1/2038	824	865	6.00%, 6/ 1/2038	834	876
6.00%, 1/ 1/2038	27	28	6.00%, 6/ 1/2038	468	491
6.00%, 1/ 1/2038	634	665	6.00%, 6/ 1/2038	1,653	1,735
6.00%, 1/ 1/2038	436	457	6.00%, 6/ 1/2038	1,452	1,524
6.00%, 1/ 1/2038	376	395	6.00%, 6/ 1/2038	2,429	2,549
6.00%, 1/ 1/2038	329	345	6.00%, 6/ 1/2038	53	55

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 6/ 1/2038	$ 32 $	34	6.00%, 9/ 1/2038	$ 732 $	768
6.00%, 6/ 1/2038	354	372	6.00%, 9/ 1/2038	1,245	1,307
6.00%, 6/ 1/2038	399	419	6.00%, 9/ 1/2038	704	739
6.00%, 6/ 1/2038	378	396	6.00%, 9/ 1/2038	71	74
6.00%, 6/ 1/2038	971	1,019	6.00%, 9/ 1/2038	2,334	2,449
6.00%, 6/ 1/2038	545	572	6.00%, 9/ 1/2038	869	912
5.50%, 7/ 1/2038	76	79	6.00%, 9/ 1/2038	771	809
5.50%, 7/ 1/2038	59	61	6.00%, 9/ 1/2038	528	554
6.00%, 7/ 1/2038	298	313	6.00%, 9/ 1/2038	748	785
6.00%, 7/ 1/2038	25	26	6.00%, 9/ 1/2038	1,569	1,646
6.00%, 7/ 1/2038	449	471	6.00%, 9/ 1/2038	199	209
6.00%, 7/ 1/2038	310	325	6.00%, 9/ 1/2038	689	723
6.00%, 7/ 1/2038	30	32	6.00%, 9/ 1/2038	897	941
6.00%, 7/ 1/2038	738	774	6.00%, 9/ 1/2038	468	491
6.00%, 7/ 1/2038	1,003	1,052	6.00%, 9/ 1/2038	720	756
6.00%, 7/ 1/2038	213	223	6.00%, 9/ 1/2038	877	920
6.00%, 7/ 1/2038	984	1,032	6.00%, 9/ 1/2038	595	624
6.00%, 7/ 1/2038	1,953	2,050	6.00%, 9/ 1/2038	20	21
6.00%, 7/ 1/2038	998	1,047	6.00%, 9/ 1/2038	1,493	1,566
6.00%, 7/ 1/2038	2,131	2,236	6.00%, 9/ 1/2038	3,034	3,183
6.00%, 7/ 1/2038	1,384	1,452	6.00%, 9/ 1/2038	312	328
6.00%, 8/ 1/2038	670	703	6.00%, 9/ 1/2038	279	293
6.00%, 8/ 1/2038	1,061	1,113	6.00%, 9/ 1/2038	898	942
6.00%, 8/ 1/2038	1,887	1,980	6.00%, 9/ 1/2038	1,035	1,086
6.00%, 8/ 1/2038	840	881	6.00%, 9/ 1/2038	98	102
6.00%, 8/ 1/2038	1,532	1,607	6.00%, 9/ 1/2038	255	268
6.00%, 8/ 1/2038	230	241	6.00%, 9/ 1/2038	2,744	2,879
6.00%, 8/ 1/2038	1,368	1,436	6.00%, 9/ 1/2038	360	378
6.00%, 8/ 1/2038	2,104	2,208	6.00%, 9/ 1/2038	14,623	15,345
6.00%, 8/ 1/2038	486	510	6.00%, 9/ 1/2038	503	528
6.00%, 8/ 1/2038	1,628	1,709	6.00%, 9/ 1/2038	434	456
6.00%, 8/ 1/2038	210	220	6.00%, 9/ 1/2038	442	464
6.00%, 8/ 1/2038	42	44	6.00%, 9/ 1/2038	301	316
6.00%, 8/ 1/2038	164	172	6.00%, 9/ 1/2038	408	428
6.00%, 8/ 1/2038	1,839	1,930	6.00%, 9/ 1/2038	3,686	3,868
6.00%, 8/ 1/2038	2,691	2,824	6.00%, 9/ 1/2038	874	917
6.00%, 8/ 1/2038	239	251	6.00%, 9/ 1/2038	1,762	1,849
6.00%, 8/ 1/2038	50	53	6.00%, 9/ 1/2038	54	57
6.00%, 8/ 1/2038	162	170	6.00%, 9/ 1/2038	592	621
6.00%, 8/ 1/2038	2,859	3,000	6.00%, 9/ 1/2038	1,776	1,863
6.00%, 8/ 1/2038	953	1,000	6.00%, 9/ 1/2038	1,996	2,095
6.00%, 8/ 1/2038	344	361	6.00%, 9/ 1/2038	2,655	2,786
6.00%, 8/ 1/2038	2,593	2,721	5.50%, 10/ 1/2038	55	57
5.50%, 9/ 1/2038	77	79	5.50%, 10/ 1/2038	185	192
6.00%, 9/ 1/2038	54	57	5.50%, 10/ 1/2038	18,422	19,106
6.00%, 9/ 1/2038	613	643	6.00%, 10/ 1/2038	3,340	3,505
6.00%, 9/ 1/2038	6,144	6,450	6.00%, 10/ 1/2038	25	27
6.00%, 9/ 1/2038	2,185	2,293	6.00%, 10/ 1/2038	795	835

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 10/ 1/2038	$ 459 $	482	6.00%, 12/ 1/2038	$ 926 $	971
6.00%, 10/ 1/2038	19	19	6.00%, 12/ 1/2038	555	582
6.00%, 10/ 1/2038	253	266	5.50%, 1/ 1/2039	173	179
6.00%, 10/ 1/2038	1,574	1,651	5.50%, 1/ 1/2039	257	267
6.00%, 10/ 1/2038	20	21	5.50%, 1/ 1/2039	371	385
6.00%, 10/ 1/2038	17	18	5.50%, 1/ 1/2039	6,884	7,139
6.00%, 10/ 1/2038	1,547	1,624	6.00%, 1/ 1/2039	896	941
6.00%, 10/ 1/2038	874	918	6.00%, 1/ 1/2039	2,389	2,507
6.00%, 10/ 1/2038	2,593	2,721	5.50%, 2/ 1/2039	719	746
6.00%, 10/ 1/2038	154	162	6.00%, 2/ 1/2039	1,301	1,365
6.00%, 10/ 1/2038	673	706	5.50%, 3/ 1/2039	588	609
6.00%, 10/ 1/2038	591	620	6.00%, 3/ 1/2039	1,844	1,936
6.00%, 10/ 1/2038	15	16	5.00%, 4/ 1/2039	317	325
6.00%, 10/ 1/2038	1,984	2,082	6.00%, 4/ 1/2039	328	345

6.00%, 10/ 1/2038	421	442			717,756

6.00%, 10/ 1/2038	3,540	3,715	U.S. Treasury (15.17%)
6.00%, 10/ 1/2038	327	343	0.88%, 4/30/2011	3,710	3,703
6.00%, 10/ 1/2038	817	858	1.13%, 6/30/2011	3,100	3,102
6.00%, 10/ 1/2038	1,788	1,877	1.00%, 7/31/2011	140,900	140,548
6.00%, 10/ 1/2038	8,753	9,185	1.50%, 7/15/2012	49,400	49,261
6.00%, 10/ 1/2038	1,298	1,362	3.13%, 5/15/2019	900	872
6.00%, 10/ 1/2038	4,438	4,657	4.25%, 5/15/2039 (g)	55,700	55,126

5.50%, 11/ 1/2038	1,696	1,760			252,612

5.50%, 11/ 1/2038	686	711
6.00%, 11/ 1/2038	106	111	U.S. Treasury Bill (0.19%)
6.00%, 11/ 1/2038	525	551	0.20%, 9/ 3/2009 (g)(h)	1,100	1,100
6.00%, 11/ 1/2038	1,972	2,069	0.17%, 10/ 8/2009 (g)(h)	2,054	2,053

6.00%, 11/ 1/2038	73	77			3,153

6.00%, 11/ 1/2038	857	899	U.S. Treasury Inflation-Indexed Obligations (0.77%)
6.00%, 11/ 1/2038	1,080	1,133	1.63%, 1/15/2015	1,456	1,451
6.00%, 11/ 1/2038	1,134	1,190	2.38%, 1/15/2017	1,061	1,108
6.00%, 11/ 1/2038	70	73	2.63%, 7/15/2017	103	110
6.00%, 11/ 1/2038	1,365	1,432	2.38%, 1/15/2025	6,126	6,247
6.00%, 11/ 1/2038	308	323	1.75%, 1/15/2028	1,940	1,803
6.00%, 11/ 1/2038	8,644	9,071	2.50%, 1/15/2029	2,092	2,185

6.00%, 11/ 1/2038	253	266			12,904
6.00%, 11/ 1/2038	493	517

5.50%, 12/ 1/2038	415	430	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 993,077

5.50%, 12/ 1/2038	27,057	28,062
6.00%, 12/ 1/2038	702	737
6.00%, 12/ 1/2038	976	1,024
6.00%, 12/ 1/2038	670	703
6.00%, 12/ 1/2038	731	767
6.00%, 12/ 1/2038	1,787	1,875
6.00%, 12/ 1/2038	20	21
6.00%, 12/ 1/2038	978	1,026
6.00%, 12/ 1/2038	1,381	1,449
6.00%, 12/ 1/2038	1,564	1,641

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

Principal				Other Assets Summary (unaudited)

Amount		Value	Asset Type		Percent

(000's)		(000's)	Futures		77.80%

REPURCHASE AGREEMENTS (0.46%)			Currency Contracts		2.68%
			Short Sales		0.12%
Mortgage Backed Securities (0.46%)			Interest Rate Swaptions		0.02%
United States Agency Repurchase			Credit Default Swaps		0.01%
Agreement; 0.22%; dated 07/31/2009			Interest Rate Swaps		0.01%
maturing 8/3/2009 (collateralized by			Options		0.00%
Sovereign Agency Issue; $8,053,000;
4.00%; dated 7/15/2039)	$ 7,600 $	7,600

TOTAL REPURCHASE AGREEMENTS		$ 7,600

Total Investments		$ 1,658,797
Other Assets in Excess of Liabilities, Net - 0.38%		6,321

TOTAL NET ASSETS - 100.00%		$ 1,665,118

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $19 or 0.00% of net assets.
(b) Variable Rate. Rate shown is in effect at July 31, 2009.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $179,755 or 10.80% of net assets.
(d) Security purchased on a when-issued basis.
(e) Security is Illiquid
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,544 or 0.27% of net assets.
(h) Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 41,727
Unrealized Depreciation		(3,264)

Net Unrealized Appreciation (Depreciation)		38,463
Cost for federal income tax purposes		1,620,334
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		44.25%
Financial		27.54%
Government		23.42%
Consumer, Non-cyclical		1.31%
Revenue		0.90%
Energy		0.80%
Asset Backed Securities		0.59%
Utilities		0.41%
Communications		0.25%
Industrial		0.11%
Basic Materials		0.04%
Other Assets in Excess of Liabilities, Net		0.38%

TOTAL NET ASSETS		100.00%

36

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)

Brazilian Real	8/4/2009	14,163,686		$6,713	$7,586	$873
Brazilian Real	10/2/2009	14,163,686		7,025	7,503	478
Japanese Yen	8/4/2009	39,964,000		416	422	6

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Brazilian Real	8/4/2009	14,163,868		$7,111	$7,586	$(475)
British Pound	8/6/2009	2,081,000		3,424	3,476	(52)
Euro	9/4/2009	12,677,000		18,046	18,067	(21)

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current		Unrealized
					Original	Market		Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

3 month Euro Euribor; December 2009			Buy	32	$ 11,239	$ 11,298 $		59
3 month Euro Euribor; March 2010			Buy	51	17,867	17,978		111
90 day Eurodollar; December 2009			Buy	1,740	431,104	431,911		807
90 day Eurodollar; December 2010			Buy	262	64,011	64,072		61
90 day Eurodollar; June 2010			Buy	760	187,094	187,397		303
90 day Eurodollar; March 2010			Buy	504	124,598	124,759		161
90 day Eurodollar; March 2011			Buy	243	59,196	59,220		24
90 day Eurodollar; September 2009			Buy	47	11,658	11,692		34
90 day Eurodollar; September 2010			Buy	259	63,503	63,604		101
90 day Sterling; December 2010			Buy	29	5,890	5,875		(15)
90 day Sterling; June 2010			Buy	29	5,930	5,942		12
90 day Sterling; March 2010			Buy	14	2,866	2,883		17
90 day Sterling; March 2011			Buy	15	3,041	3,025		(16)
90 day Sterling; September 2010			Buy	29	5,911	5,908		(3)
US 10 Year Note; September 2009			Buy	2,540	297,151	297,894		743
US 5 Year Note; September 2009			Buy	18	2,101	2,077		(24)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.75%	12/20/2013 $	100	$ 8
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.30%	12/20/2013	300	20
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.23%	12/20/2013	800	50
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.90%	12/20/2013	300	27
Deutsche Bank AG	United Mexican States; 7.50%; 04/04/2033			Sell	2.85%	12/20/2009	1,000	9

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Core Plus Bond Fund I
July 31, 2009 (unaudited)
Interest Rate Swaps

							Notional/	Unrealized
			(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index		Floating Rate	Rate	Date	Currency	Amount	(Depreciation)

Deutsche Bank AG	3-month LIBOR		Receive	3.50%	06/24/2016	US	$ 9,200	$ 86

All dollar amounts are shown in thousands (000's)
Written options outstanding as of July 31, 2009:
Options

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Premium	Value

Put - Eurodollar Future; September
2009			$ 98.50		09/14/2009	161 $	37	$ (3)
Put - Eurodollar Future; September
2009				98.63	09/14/2009	39	6	(1)

Interest Rate Swaptions

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description) Counterparty (Issuer)		Index	Floating Rate	Rate	Date	Amount	Premium	Value

Call - 7 Year Interest Rate Swap	Deutsche Bank AG	3-month LIBOR	Receive	2.95%	08/21/2009 $	40,000 $	116	$ (68)
Put - 5 Year Interest Rate Swap	Barclays Bank	3-month LIBOR	Receive	3.75	11/23/2009	6,000	62	(49)
Put - 7 Year Interest Rate Swap	Barclays Bank	3-month LIBOR	Receive	4.25	08/21/2009	42,000	107	(20)
Put - 7 Year Interest Rate Swap	Deutsche Bank AG	3-month LIBOR	Receive	3.75	08/21/2009	40,000	149	(143)

All dollar amounts are shown in thousands (000's)

Short sales outstanding as of July 31, 2009:

Asset Type	Description			Coupon	Maturity Date		Shares/Principal	Value

U.S. Government &
Government Agency
Obligations	Fannie Mae			5.50%	9/ 1/2039	$ 1,000		$ 1,033
U.S. Government &
Government Agency
Obligations	Fannie Mae			5.50%	8/ 1/2039		1,000	1,036

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.83%)			COMMON STOCKS (continued)
Advertising Agencies (0.17%)			Commercial Services - Finance (continued)
Omnicom Group Inc	107,480 $	3,654	Western Union Co/The	648,169 $	11,330

					23,037

Aerospace & Defense (1.17%)
General Dynamics Corp	270,948	15,008	Computer Services (0.39%)
Lockheed Martin Corp	138,052	10,321	Affiliated Computer Services Inc (a)	90,467	4,289

		25,329	Computer Sciences Corp (a)	85,603	4,124

					8,413

Aerospace & Defense Equipment (1.52%)
Goodrich Corp	189,785	9,747	Computers (5.76%)
United Technologies Corp	427,901	23,308	Apple Inc (a)	276,758	45,220

		33,055	Hewlett-Packard Co	791,801	34,285

			IBM Corp (b)	386,385	45,566

Agricultural Chemicals (0.24%)					125,071

Monsanto Co	62,613	5,259
			Consumer Products - Miscellaneous (0.75%)
Agricultural Operations (0.52%)			Jarden Corp (a)	239,037	5,892
Archer-Daniels-Midland Co	374,379	11,276	Kimberly-Clark Corp	178,853	10,454

					16,346

Applications Software (1.57%)			Containers - Metal & Glass (0.57%)
Microsoft Corp	1,451,395	34,137	Crown Holdings Inc (a)	188,624	4,735
Auto - Car & Light Trucks (0.61%)			Owens-Illinois Inc (a)	221,901	7,531

Ford Motor Co (a)	1,653,244	13,226			12,266

			Containers - Paper & Plastic (0.16%)
Beverages - Non-Alcoholic (1.99%)			Pactiv Corp (a)	139,763	3,519
Coca-Cola Co/The	333,360	16,615
Coca-Cola Enterprises Inc	674,169	12,668	Cosmetics & Toiletries (1.67%)
PepsiCo Inc	246,844	14,008	Colgate-Palmolive Co	39,998	2,897

		43,291	Procter & Gamble Co	599,994	33,306

Building & Construction Products -					36,203

Miscellaneous (0.14%)			Distribution & Wholesale (0.55%)
USG Corp (a)	216,367	3,059	Genuine Parts Co	163,983	5,808
Cable/Satellite TV (0.87%)			WW Grainger Inc	68,184	6,131

Comcast Corp - Class A	1,274,882	18,945			11,939

			Diversified Banking Institutions (5.80%)
Chemicals - Specialty (0.68%)			Bank of America Corp	2,769,443	40,960
Ashland Inc	174,206	5,773	Citigroup Inc	2,220,557	7,039
Eastman Chemical Co	117,177	5,819	Goldman Sachs Group Inc/The	191,495	31,271
Lubrizol Corp	53,499	3,099	JP Morgan Chase & Co	1,210,346	46,780

		14,691			126,050

Coatings & Paint (0.27%)			Diversified Manufacturing Operations (3.07%)
Valspar Corp	234,360	5,934	3M Co	239,861	16,915
			General Electric Co	3,379,268	45,282
Commercial Banks (0.89%)			ITT Corp	90,390	4,465

BB&T Corp	520,405	11,907
					66,662

Regions Financial Corp	1,658,939	7,332

		19,239	E-Commerce - Services (0.46%)

			eBay Inc (a)	474,624	10,086
Commercial Services - Finance (1.06%)
Mastercard Inc	60,336	11,707	Electric - Integrated (2.86%)
			CMS Energy Corp	852,885	11,036

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gold Mining (0.31%)
FPL Group Inc	259,506 $	14,706	Newmont Mining Corp	164,914 $	6,819
NSTAR	123,769	3,973
PG&E Corp	320,279	12,930	Hotels & Motels (0.50%)
Public Service Enterprise Group Inc	419,286	13,606	Choice Hotels International Inc	135,592	3,776
SCANA Corp	166,608	5,890	Wyndham Worldwide Corp	506,650	7,068

		62,141			10,844

Electric Products - Miscellaneous (0.27%)			Instruments - Scientific (0.57%)
AMETEK Inc	183,586	5,941	Thermo Fisher Scientific Inc (a)	272,367	12,333

Electronic Components - Semiconductors (3.56%)			Internet Infrastructure Software (0.28%)
Altera Corp	242,132	4,525	F5 Networks Inc (a)	163,746	6,078
Broadcom Corp (a)	491,993	13,889
			Investment Management & Advisory Services (0.86%)
Intel Corp	1,920,154	36,963
			Ameriprise Financial Inc	375,475	10,438
Nvidia Corp (a)	292,335	3,780
			Invesco Ltd	420,097	8,297

ON Semiconductor Corp (a)	484,338	3,536
					18,735

Texas Instruments Inc	605,563	14,564

		77,257	Life & Health Insurance (0.83%)

			Torchmark Corp	180,126	7,036
Engineering - Research & Development Services (0.94%)			Unum Group	589,828	11,071

Fluor Corp	159,272	8,410
					18,107

Jacobs Engineering Group Inc (a)	77,861	3,191
URS Corp (a)	172,045	8,705	Machinery - Pumps (0.57%)

		20,306	Flowserve Corp	153,509	12,399

Enterprise Software & Services (1.06%)			Medical - Biomedical/Gene (2.30%)
Oracle Corp	1,044,018	23,104	Amgen Inc (a)	404,558	25,208
			Gilead Sciences Inc (a)	393,055	19,232
Fiduciary Banks (0.44%)			Life Technologies Corp (a)	120,816	5,501

State Street Corp	191,518	9,633
					49,941

Food - Canned (0.37%)			Medical - Drugs (4.37%)
Del Monte Foods Co	840,886	8,123	Abbott Laboratories	428,305	19,270
			Bristol-Myers Squibb Co	722,573	15,709
Food - Meat Products (0.40%)			Eli Lilly & Co	403,881	14,091
Hormel Foods Corp	239,188	8,589	Forest Laboratories Inc (a)	197,884	5,111
			Merck & Co Inc/NJ	166,558	4,998
Food - Miscellaneous/Diversified (0.49%)
Kraft Foods Inc	73,396	2,080	Pfizer Inc	990,018	15,771
Sara Lee Corp	806,993	8,586	Schering-Plough Corp	516,397	13,690

		10,666	Wyeth	134,295	6,251

					94,891

Food - Retail (0.65%)
Kroger Co/The	244,693	5,232	Medical - Generic Drugs (0.30%)
SUPERVALU Inc	598,480	8,875	Watson Pharmaceuticals Inc (a)	184,952	6,423

		14,107	Medical - HMO (0.82%)

Food - Wholesale & Distribution (0.00%)			CIGNA Corp	329,280	9,352
Sysco Corp	756	18	Humana Inc (a)	259,025	8,509

					17,861

Gas - Distribution (0.88%)
Sempra Energy	239,126	12,537	Medical - Hospitals (0.18%)
UGI Corp	249,775	6,604	Tenet Healthcare Corp (a)	975,571	3,854

		19,141

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution (0.32%)			Oil Company - Integrated (continued)
AmerisourceBergen Corp	349,998 $	6,902	Murphy Oil Corp	137,814 $	8,021

					119,896

Medical Instruments (0.40%)
St Jude Medical Inc (a)	230,862	8,706	Oil Field Machinery & Equipment (0.66%)
			Cameron International Corp (a)	210,418	6,572
Medical Laboratory & Testing Service (0.29%)			National Oilwell Varco Inc (a)	215,869	7,758

Quest Diagnostics Inc	114,207	6,238			14,330

			Paper & Related Products (0.22%)
Medical Products (2.49%)			International Paper Co	250,345	4,709
Baxter International Inc	214,166	12,072
Becton Dickinson and Co	189,174	12,325	Pharmacy Services (0.92%)
Johnson & Johnson	486,174	29,603	Express Scripts Inc (a)	184,381	12,914

		54,000	Medco Health Solutions Inc (a)	56,505	2,987

Metal - Copper (0.60%)			Omnicare Inc	170,162	4,062

Freeport-McMoRan Copper & Gold Inc	214,498	12,934			19,963

			Pipelines (0.54%)
Metal Processors & Fabrication (0.00%)			El Paso Corp	1,168,734	11,757
Precision Castparts Corp	293	23
			Property & Casualty Insurance (0.90%)
Motion Pictures & Services (0.30%)			Chubb Corp	168,434	7,778
DreamWorks Animation SKG Inc (a)	207,819	6,548	Travelers Cos Inc/The	274,614	11,828

Multimedia (0.50%)					19,606

McGraw-Hill Cos Inc/The	286,429	8,979	Regional Banks (2.58%)
Walt Disney Co/The	72,755	1,828	Fifth Third Bancorp	890,047	8,455

		10,807	Keycorp	599,256	3,464

Networking Products (1.70%)			PNC Financial Services Group Inc	228,236	8,367
Cisco Systems Inc (a)	1,675,651	36,881	Wells Fargo & Co	1,463,515	35,798

					56,084

Non-Ferrous Metals (0.34%)			Reinsurance (0.45%)
Titanium Metals Corp	886,481	7,420	Allied World Assurance Co Holdings Ltd	109,848	4,774
			Endurance Specialty Holdings Ltd	152,297	5,082

Oil - Field Services (0.73%)
					9,856

Oceaneering International Inc (a)	103,065	5,248
Schlumberger Ltd	127,966	6,846	REITS - Diversified (0.15%)
Tetra Technologies Inc (a)	484,383	3,735	Digital Realty Trust Inc	78,482	3,182

		15,829

			REITS - Healthcare (0.26%)
Oil Company - Exploration & Production (4.55%)			Ventas Inc	158,023	5,578
Apache Corp	208,919	17,539
Devon Energy Corp	265,706	15,435	REITS - Mortgage (0.15%)
Forest Oil Corp (a)	429,380	7,235	Chimera Investment Corp	913,558	3,271
Newfield Exploration Co (a)	198,810	7,819
Occidental Petroleum Corp	327,201	23,342	REITS - Office Property (0.29%)
Southwestern Energy Co (a)	298,378	12,362	Boston Properties Inc	120,629	6,381
XTO Energy Inc	375,355	15,101

			Retail - Apparel & Shoe (0.27%)
		98,833

			Ross Stores Inc	130,923	5,772
Oil Company - Integrated (5.52%)
Chevron Corp	392,367	27,258	Retail - Building Products (1.54%)
ConocoPhillips	124,407	5,438	Home Depot Inc	811,615	21,053
Exxon Mobil Corp (b)	1,124,865	79,179

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Building Products (continued)			Tobacco (1.90%)
Lowe's Cos Inc	555,060 $	12,467	Altria Group Inc	1,011,502 $	17,732

		33,520	Philip Morris International Inc	334,522	15,589

Retail - Consumer Electronics (0.62%)			Reynolds American Inc	182,861	7,956

Best Buy Co Inc	291,184	10,882			41,277

RadioShack Corp	171,527	2,660	Transport - Rail (1.04%)

		13,542	Burlington Northern Santa Fe Corp	99,550	7,824

Retail - Discount (2.42%)			Union Pacific Corp	256,424	14,749

Big Lots Inc (a)	293,944	6,772			22,573

Target Corp	218,581	9,535	Transport - Services (0.15%)
Wal-Mart Stores Inc	726,000	36,213	United Parcel Service Inc	62,265	3,346

		52,520

			Vitamins & Nutrition Products (0.17%)
Retail - Drug Store (0.18%)			Herbalife Ltd	109,506	3,768
CVS Caremark Corp	116,689	3,907
			Web Portals (1.54%)
Retail - Major Department Store (0.14%)			Google Inc (a)	75,360	33,388
JC Penney Co Inc	102,818	3,100
			Wireless Equipment (1.05%)
Retail - Regional Department Store (0.47%)			Qualcomm Inc	493,351	22,798

Kohl's Corp (a)	124,123	6,026
			TOTAL COMMON STOCKS	$ 2,102,890

Macy's Inc	292,586	4,070

		10,096		Principal

				Amount	Value
Retail - Restaurants (1.57%)				(000's)	(000's)

Darden Restaurants Inc	143,966	4,663	REPURCHASE AGREEMENTS (3.23%)
McDonald's Corp	342,326	18,848	Diversified Banking Institutions (3.23%)
Yum! Brands Inc	298,045	10,569	Investment in Joint Trading Account; Bank

		34,080	of America Repurchase Agreement; 0.16%

			dated 07/31/09 maturing 08/03/09
Soap & Cleaning Products (0.21%)			(collateralized by Sovereign Agency
Church & Dwight Co Inc	76,623	4,519	Issues; $17,913,000; 0.00% - 6.08%; dated
			11/16/09 - 08/17/16)	$ 17,562 $	17,562
Steel - Producers (0.08%)			Investment in Joint Trading Account; Credit
Reliance Steel & Aluminum Co	48,814	1,646	Suisse Repurchase Agreement; 0.19%
			dated 07/31/09 maturing 08/03/09
Telecommunication Equipment (0.19%)			(collateralized by US Treasury Notes;
Tellabs Inc (a)	708,244	4,108	$17,913,000; 0.875% - 5.125%; dated
			12/31/10 - 05/15/16)	17,561	17,561
			Investment in Joint Trading Account;
Telecommunication Equipment - Fiber Optics (0.37%)			Deutsche Bank Repurchase Agreement;
Corning Inc	465,746	7,918	0.19% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Telecommunication Services (0.01%)			Issues; $17,913,000; 1.625% - 5.375%;
Harris Stratex Networks Inc (a)	35,951	250	dated 10/16/09 - 05/28/19)	17,562	17,562

Telephone - Integrated (3.36%)
AT&T Inc	1,101,728	28,898
CenturyTel Inc	357,011	11,207
Qwest Communications International Inc	2,473,006	9,546
Sprint Nextel Corp (a)	2,670,822	10,683
Verizon Communications Inc	395,876	12,696

		73,030

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$17,913,000; 1.625%; dated 04/26/2011)	$ 17,562 $	17,562

		70,247

TOTAL REPURCHASE AGREEMENTS	$ 70,247

Total Investments	$ 2,173,137
Liabilities in Excess of Other Assets, Net - (0.06)%		(1,355)

TOTAL NET ASSETS - 100.00%	$ 2,171,782

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $15,954 or 0.73% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 183,499
Unrealized Depreciation		(182,092)

Net Unrealized Appreciation (Depreciation)		1,407
Cost for federal income tax purposes		2,171,730
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		22.15%
Financial		16.85%
Technology		12.34%
Energy		12.00%
Communications		10.49%
Industrial		10.17%
Consumer, Cyclical		9.58%
Utilities		3.74%
Basic Materials		2.74%
Liabilities in Excess of Other Assets, Net		(0.06%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.80%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009		Buy	247	$ 57,865	$ 60,787	$ 2,922
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.04%)			COMMON STOCKS (continued)
Advertising Sales (0.04%)			Auto - Car & Light Trucks (continued)
Teleperformance	18,723 $	592	Hyundai Motor Co	17,986 $	1,290
			Kia Motors Corp	84,530	1,056
Advertising Services (0.43%)			Nissan Motor Co Ltd	1,001,300	7,291
Aegis Group PLC	298,262	411	Suzuki Motor Corp	156,800	3,960
Publicis Groupe	157,680	5,605	Tofas Turk Otomobil Fabrikasi AS	146,435	307

		6,016	Toyota Motor Corp	205,152	8,650

Aerospace & Defense (0.06%)					38,255

Meggitt PLC	127,552	385	Auto/Truck Parts & Equipment - Original (1.10%)
MTU Aero Engines Holding AG	12,285	446	Denso Corp	153,900	4,546

		831	GKN PLC	154,108	264

Aerospace & Defense Equipment (0.25%)			Koito Manufacturing Co Ltd	24,966	367
Cobham PLC	1,196,285	3,579	Nifco Inc/Japan	20,000	366
			Stanley Electric Co Ltd	160,900	3,339
Agricultural Chemicals (0.55%)			Sumitomo Electric Industries Ltd	472,800	5,891
Syngenta AG	33,884	7,819	Takata Corp	19,012	334
			Valeo SA	14,327	380

Agricultural Operations (0.60%)					15,487

Golden Agri-Resources Ltd - Warrants (a)	761,164	66
Golden Agri-Resources Ltd	9,008,512	2,660	Auto/Truck Parts & Equipment - Replacement (0.02%)
Indofood Agri Resources Ltd (a)	424,000	451	Xinyi Glass Holdings Co Ltd	382,000	333
Wilmar International Ltd	1,282,000	5,336

		8,513	Batteries & Battery Systems (0.06%)

			Simplo Technology Co Ltd	177,100	777
Airlines (0.07%)
Air China Ltd	904,000	583	Beverages - Wine & Spirits (0.02%)
easyJet PLC (a)	73,356	371	Davide Campari-Milano SpA	40,554	346

		954

			Brewery (1.13%)
Airport Development & Maintenance (0.05%)			Anheuser-Busch InBev NV	268,704	10,691
Beijing Capital International Airport Co Ltd	1,034,000	736	Carlsberg A/S	61,498	4,267
Apparel Manufacturers (0.02%)			Cia de Bebidas das Americas ADR	13,897	977

Benetton Group SpA	37,584	320			15,935

			Building - Heavy Construction (1.26%)
Appliances (0.46%)			ACS Actividades de Construccion y
Electrolux AB	350,216	6,552	Servicios SA	133,782	7,130
			Aecon Group Inc	29,200	274
Applications Software (0.38%)			Daelim Industrial Co Ltd	24,856	1,376
Check Point Software Technologies Ltd (a)	27,537	735	Mota Engil SGPS SA	41,638	178
NSD Co Ltd	23,700	249	NCC AB	37,282	382
Sage Group PLC	1,328,684	4,337	Nippo Corp	38,274	304

		5,321	Obrascon Huarte Lain SA	13,312	322

Audio & Video Products (0.60%)			Tecnicas Reunidas SA	8,670	430
Skyworth Digital Holdings Ltd	1,156,000	433	Vinci SA	145,811	7,421

Sony Corp	282,000	7,972			17,817

		8,405	Building - Maintenance & Service (0.23%)

Auto - Car & Light Trucks (2.71%)			Babcock International Group	404,974	3,185
Dongfeng Motor Group Co Ltd	1,016,698	1,084
Ford Otomotiv Sanayi AS	95,883	486	Building - Residential & Commercial (0.52%)
Honda Motor Co Ltd	438,400	14,131	Corp GEO SAB de CV (a)	381,300	814
			Persimmon PLC	492,821	3,707

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Residential & Commercial			Chemicals - Specialty (0.24%)
(continued)			Daicel Chemical Industries Ltd	457,447 $	2,915
Taylor Wimpey PLC	4,386,016 $	2,857	Lintec Corp	21,814	426

		7,378			3,341

Building & Construction - Miscellaneous (0.65%)			Circuit Boards (0.33%)
Balfour Beatty PLC	741,566	3,788	Ibiden Co Ltd	138,500	4,611
China Communications Construction Co Ltd	232,000	301
Hochtief AG	77,756	4,657	Coal (0.24%)
United Group Ltd	37,279	374	Banpu Public Co Ltd (a)	67,100	749

		9,120	China Shenhua Energy Co Ltd	410,000	1,675

Building Products - Cement & Aggregate (0.85%)			Yanzhou Coal Mining Co Ltd	613,995	954

Anhui Conch Cement Co Ltd	146,000	1,057			3,378

Cemex SAB de CV (a)	465,879	438	Commercial Banks (10.80%)
CRH PLC	199,252	4,757	Asya Katilim Bankasi AS (a)	206,153	395
Grasim Industries Ltd (a)	19,745	1,159	Axis Bank Ltd	62,082	1,187
Italcementi SpA	178,920	2,340	Banco do Brasil SA	67,194	851
Sumitomo Osaka Cement Co Ltd	148,000	282	Banco Santander SA	1,364,675	19,762
Taiheiyo Cement Corp	1,319,000	1,993	Bangkok Bank Public Co (a)	86,900	287

		12,026	Bank Mandiri Tbk PT	3,199,500	1,346

Building Products - Doors & Windows (0.33%)			Bank of China Ltd	8,330,000	4,149
Asahi Glass Co Ltd	532,000	4,621	Bank of Communications Co Ltd	1,250,000	1,539
			Bank of Montreal (a)	174,500	8,751
Building Products - Wood (0.01%)			Bank Rakyat Indonesia	2,148,500	1,580
China Grand Forestry Green Resources			Bankinter SA	23,753	270
Group Ltd (a)	4,194,000	203	Busan Bank	104,930	1,000
			Canadian Western Bank	22,700	383
Cable/Satellite TV (0.30%)
Jupiter Telecommunications Co Ltd	5,097	4,282	China Construction Bank Corp	5,026,691	4,054
			Danske Bank A/S	248,600	5,175
Casino Services (0.01%)			DBS Group Holdings Ltd	724,000	6,983
Mars Engineering Corp	6,800	212	DnB NOR ASA	734,200	6,389
			Fukuoka Financial Group Inc	736,000	3,228
Cellular Telecommunications (1.55%)			Hang Seng Bank Ltd	312,700	5,080
Advanced Info Service PCL (a)(b)	225,900	574	ICICI Bank Ltd ADR	36,985	1,159
America Movil SAB de CV ADR	108,611	4,671	Industrial and Commercial Bank of China Ltd	3,545,000	2,552
China Mobile Ltd	337,139	3,541	Intesa Sanpaolo SpA	1,103,354	4,108
MTN Group Ltd	97,901	1,615	Korea Exchange Bank	92,910	900
SK Telecom Co Ltd	2,515	380	Malayan Banking Bhd	1,058,100	1,953
Vimpel-Communications ADR	108,795	1,470	National Bank of Canada	132,500	7,147
Vivo Participacoes SA ADR	28,014	638	National Bank of Greece SA	239,888	7,002
Vodafone Group PLC	4,344,432	8,905	OTP Bank Plc	61,407	1,315

		21,794	Oversea-Chinese Banking Corp Ltd	1,435,000	7,797

Chemicals - Diversified (0.88%)			Royal Bank of Canada (a)	223,400	10,634
BASF SE	179,131	8,938	Sberbank of Russian Federation	1,106,574	1,516
Hanwha Chem Corp	87,570	1,005	Seven Bank Ltd	144	376
Nippon Kayaku Co Ltd	52,631	437	Siam Commercial Bank Public (a)(b)	143,200	325
Nippon Soda Co Ltd	69,000	340	Standard Bank Group Ltd	120,444	1,449
Shin-Etsu Chemical Co Ltd	32,300	1,741	Standard Chartered PLC	345,880	8,210

		12,461	State Bank of India Ltd	12,677	951

			Sumitomo Mitsui Financial Group Inc	193,200	8,269
			Suruga Bank Ltd	337,000	3,583

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Manufacturing Operations (0.43%)
Swedbank AB	213,000 $	1,646	Invensys PLC	948,979 $	4,090
Sydbank A/S	12,180	308	NKT Holding A/S	6,675	254
Turkiye Halk Bankasi AS	198,057	1,057	Smiths Group PLC	141,170	1,698

Turkiye Vakiflar Bankasi Tao	830,900	1,751			6,042

United Overseas Bank Ltd	473,000	5,811	Diversified Minerals (3.06%)

		152,228	Anglo American PLC	247,611	7,983

Commercial Services - Finance (0.04%)			Anglo American PLC	19,046	613
Companhia Brasileira de Meios de Pagamento	63,426	605	BHP Billiton Ltd	578,547	18,315
(a)			BHP Billiton PLC	163,703	4,274
			Pan Australian Resources Ltd (a)	890,530	305
Computer Data Security (0.26%)
			Xstrata PLC	863,003	11,651

Gemalto NV (a)	98,579	3,681
					43,141

Computer Services (0.55%)			Diversified Operations (1.49%)
CGI Group Inc (a)	474,300	4,821	Groupe Bruxelles Lambert SA	65,775	5,220
CSK Holdings Corp	41,500	199	Haci Omer Sabanci Holding AS ADR (a)	3	-
Infosys Technologies Ltd ADR	63,048	2,713	Hutchison Whampoa Ltd	958,000	7,176

		7,733	LG Corp	27,004	1,456

Computers (0.13%)			Mitie Group PLC	119,590	473
Compal Electronics Inc	1,064,000	1,045	Noble Group Ltd	3,678,400	5,342
Wistron Corp	416,000	829	Shanghai Industrial Holdings Ltd	246,000	1,333

		1,874			21,000

Computers - Peripheral Equipment (0.05%)			E-Commerce - Services (0.27%)
Lite-On Technology Corp	649,000	739	Rakuten Inc	5,881	3,779

Consulting Services (0.06%)			Electric - Distribution (0.08%)
Atkins WS PLC	26,044	276	AGL Energy Ltd	96,081	1,197
Bureau Veritas SA	11,432	542

			Electric - Integrated (2.86%)
		818

			Atco Ltd	11,700	418
Distribution & Wholesale (0.37%)			Centrais Eletricas Brasileiras SA (a)	41,571	575
Inchcape PLC	11,237,966	5,162	E.ON AG	293,460	11,172
			Emera Inc	125,700	2,421
Diversified Banking Institutions (5.78%)			Empresa Nacional de Electricidad SA/Chile	532,166	871
Barclays PLC	2,124,852	10,730	Enel SpA	1,457,595	7,920
BNP Paribas	196,011	14,290	GDF Suez	85,608	3,271
Credit Suisse Group AG	244,558	11,557	Hokuriku Electric Power Co	28,314	648
Deutsche Bank AG	144,821	9,433	Okinawa Electric Power Co Inc/The	3,100	164
HSBC Holdings PLC	2,295,878	23,231	Public Power Corp SA	198,008	4,318
Mitsubishi UFJ Financial Group Inc	1,543,100	9,230	Reliance Infrastructure Ltd	33,193	835
UBS AG	205,354	3,000	RWE AG	91,786	7,764

		81,471			40,377

Diversified Financial Services (0.31%)			Electric - Transmission (0.25%)
KB Financial Group Inc - Rights (a)	2,384	32	Terna Rete Elettrica Nazionale SpA	992,331	3,497
KB Financial Group Inc ADR	30,700	1,317
Korea Investment Holdings Co Ltd	21,150	691	Electric Products - Miscellaneous (0.22%)
Mega Financial Holding Co Ltd	3,626,000	1,890	Funai Electric Co Ltd	9,500	397
Yuanta Financial Holding Co Ltd	578,000	416	LG Electronics Inc	20,603	2,172

		4,346

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric Products - Miscellaneous (continued)			Finance - Investment Banker & Broker
Vossloh AG	4,677 $	544	(continued)

		3,113	KIWOOM Securities Co Ltd	11,056 $	521

			Mediobanca SpA	301,811	4,237
Electronic Components - Miscellaneous (1.56%)			Nomura Holdings Inc	588,500	5,156

AU Optronics Corp	1,418,000	1,573			20,852

Chemring Group PLC	14,832	502
CMK Corp/Japan	30,400	311	Finance - Leasing Company (0.21%)
Dainippon Screen Manufacturing Co Ltd	966,000	3,512	ORIX Corp	46,070	2,916
Hon Hai Precision Industry Co Ltd	748,781	2,579	Finance - Other Services (0.12%)
LG Display Co Ltd	32,020	924	BM&FBOVESPA SA	228,666	1,475
Murata Manufacturing Co Ltd	156,400	7,669	London Stock Exchange Group PLC	23,108	275

Nihon Dempa Kogyo Co Ltd	11,000	269			1,750

Nippon Electric Glass Co Ltd	400,000	4,642

		21,981	Fisheries (0.48%)

			Marine Harvest (a)	4,677,000	2,938
Electronic Components - Semiconductors (1.21%)			Nippon Suisan Kaisha Ltd	122,100	335
Chartered Semiconductor Manufacturing Ltd	183,500	285	Toyo Suisan Kaisha Ltd	141,000	3,524

(a)
Hynix Semiconductor Inc (a)	49,140	704			6,797

MediaTek Inc	160,320	2,304	Food - Catering (0.22%)
Megachips Corp	13,300	311	Compass Group PLC	577,309	3,110
Rohm Co Ltd	77,500	5,766
Samsung Electronics Co Ltd	12,467	7,349	Food - Meat Products (0.09%)
Shinko Electric Industries Co Ltd	22,300	352	BRF - Brasil Foods SA (a)	54,856	1,205

		17,071	Food - Miscellaneous/Diversified (1.83%)

Electronic Parts Distribution (0.06%)			Fuji Oil Co Ltd	23,160	285
WPG Holdings Co Ltd	653,000	802	Maruha Nichiro Holdings Inc	155,000	232
			Nestle SA	509,549	20,970
Electronics - Military (0.02%)			Unilever NV	113,158	3,092
Ultra Electronics Holdings	14,651	279	Uni-President Enterprises Corp	1,003,000	1,041
Engineering - Research & Development Services (0.13%)			Viscofan SA	9,059	213

COMSYS Holdings Corp	40,000	463			25,833

Imtech NV	20,192	429	Food - Retail (0.87%)
Larsen & Toubro Ltd (b)	16,926	542	Jeronimo Martins SGPS SA	45,892	322
Toyo Engineering Corp	121,000	379	Koninklijke Ahold NV	630,599	7,171

		1,813	WM Morrison Supermarkets PLC	1,054,158	4,746

Enterprise Software & Services (0.42%)					12,239

Autonomy Corp PLC (a)	251,729	4,941	Forestry (0.28%)
IT Holdings Corp	14,800	299	Sino-Forest Corp (a)	285,600	3,897
Micro Focus International PLC	50,236	339
Temenos Group AG (a)	16,308	326	Gas - Distribution (0.15%)

		5,905	Canadian Utilities Ltd	61,400	2,086

Finance - Consumer Loans (0.03%)			Gold Mining (1.26%)
Provident Financial PLC	26,417	356	Barrick Gold Corp. (a)	183,031	6,392
			Franco-Nevada Corp	11,300	282
Finance - Investment Banker & Broker (1.48%)			Harmony Gold Mining Co Ltd (a)	96,934	877
Daishin Securities Co Ltd	18,110	263	IAMGOLD Corp (a)	323,897	3,434
Daiwa Securities Group Inc	913,000	5,403	Lihir Gold Ltd (a)	2,384,031	5,523
ICAP PLC	630,856	4,785	Red Back Mining Inc (a)	60,962	566
KGI Securities Co Ltd	980,000	487

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (continued)			Medical - Drugs (continued)
Zijin Mining Group Co Ltd	684,000 $	638	AstraZeneca PLC	248,435 $	11,632

		17,712	China Pharmaceutical Group Ltd	1,040,976	594

Import & Export (1.97%)			Chugai Pharmaceutical Co Ltd	192,700	3,533
ITOCHU Corp	977,000	7,310	Cipla Ltd/India	36,799	211
Marubeni Corp	1,080,000	4,988	Dr Reddys Laboratories Ltd	60,048	1,027
Mitsubishi Corp	392,800	7,845	GlaxoSmithKline PLC	305,708	5,868
Sumitomo Corp	767,800	7,603	Grifols SA	177,066	3,224

		27,746	Kyorin Co Ltd	17,000	263

			Miraca Holdings Inc	20,700	517
Industrial Gases (0.03%)			Novartis AG	147,098	6,737
Air Water Inc	40,000	443	Novo Nordisk A/S	104,567	6,154
Instruments - Controls (0.02%)			Roche Holding AG	122,494	19,314
Rotork PLC	21,797	325	Sanofi-Aventis SA	191,752	12,561
			Shire PLC	241,449	3,582

Internet Content - Entertainment (0.03%)					79,341

Shanda Interactive Entertainment Ltd ADR (a)	7,184	356	Medical - Generic Drugs (0.17%)
			Teva Pharmaceutical Industries Ltd ADR	41,334	2,205
Internet Content - Information & News (0.03%)			Towa Pharmaceutical Co Ltd	4,700	237

Kakaku.com Inc	94	379
					2,442

Investment Companies (0.38%)			Medical - Hospitals (0.03%)
Investor AB	269,923	4,807	Rhoen Klinikum AG	15,872	364
Kinnevik Investment AB	37,536	504

		5,311	Medical - Nursing Homes (0.04%)

			Orpea - Rights (a)	10,842	-
Investment Management & Advisory Services (0.03%)			Orpea (a)	10,842	515

Azimut Holding SpA	38,891	416
					515

Leisure & Recreation Products (0.01%)			Medical Products (0.06%)
Fields Corp	60	81	Nipro Corp	13,949	288
			SSL International PLC	64,163	606

Life & Health Insurance (0.38%)					894

Cathay Financial Holding Co Ltd	1,217,000	1,870
China Life Insurance Co Ltd	496,000	2,198	Metal - Copper (0.73%)
Sanlam Ltd	504,019	1,285	Antofagasta PLC	370,437	4,684

		5,353	Inmet Mining Corp	90,800	3,806

			Quadra Mining Ltd (a)	37,900	372
Machinery - Construction & Mining (0.02%)			Sterlite Industries India Ltd ADR	106,104	1,406

Danieli & Co SpA	14,999	287			10,268

Machinery - Farm (0.40%)			Metal - Diversified (1.62%)
Kubota Corp	619,000	5,573	Boliden AB	52,089	561
			KGHM Polska Miedz SA	85,315	2,537
Machinery - General Industry (0.35%)			MMC Norilsk Nickel ADR	112,234	1,126
Kone OYJ	131,543	4,475	Rio Tinto Ltd	318,189	16,073
STX Engine Co Ltd	23,770	524	Rio Tinto PLC	59,568	2,477

		4,999			22,774

Medical - Biomedical/Gene (0.37%)			Metal - Iron (0.12%)
CSL Ltd/Australia	205,659	5,255	Novolipetsk Steel OJSC (a)	67,392	1,745

Medical - Drugs (5.63%)
Actelion Ltd (a)	74,761	4,124

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal Processors & Fabrication (0.02%)			Oil Company - Exploration & Production
Aurubis AG	7,552 $	262	(continued)
			Gazprom OAO (a)	159,456 $	3,309
Miscellaneous Manufacturers (0.02%)			Premier Oil PLC (a)	22,325	461
Faiveley SA	3,473	292	Talisman Energy (a)	334,000	5,162
			TriStar Oil and Gas Ltd (a)	49,500	527

Mortgage Banks (0.05%)					32,324

Home Capital Group Inc	23,300	738
			Oil Company - Integrated (6.55%)
Multi-Line Insurance (1.68%)			BG Group PLC	770,178	12,852
ACE Ltd	94,258	4,624	BP PLC	1,335,054	11,088
Allianz SE	28,788	2,847	China Petroleum & Chemical Corp	3,800,000	3,413
Baloise Holding AG	68,077	5,428	ENI SpA	511,647	11,909
CNP Assurances	40,656	3,715	Husky Energy Inc	144,600	4,255
Zurich Financial Services	35,772	7,030	Lukoil OAO ADR	57,687	2,915

		23,644	PetroChina Co Ltd	1,659,494	1,972

			Petroleo Brasileiro SA ADR	217,304	8,962
Multimedia (0.72%)			Rosneft Oil Co	429,111	2,622
Informa PLC	82,351	330	Royal Dutch Shell PLC - A Shares	278,920	7,324
Vivendi	214,939	5,522	Royal Dutch Shell PLC - B Shares	228,706	5,937
WPP PLC	558,539	4,308	Sasol Ltd	16,312	584

		10,160	Tatneft ADR	17,539	437

Non-Ferrous Metals (0.09%)			Total SA	324,925	18,020

China Molybdenum Co Ltd	529,000	484			92,290

Korea Zinc Co Ltd	6,387	731	Oil Refining & Marketing (0.58%)

		1,215	DCC Plc	22,388	479

Office Automation & Equipment (0.84%)			Nippon Mining Holdings Inc	1,001,500	4,763
Canon Inc	242,000	9,028	Reliance Industries Ltd (a)(c)	21,089	1,708
Neopost SA	32,491	2,767	SK Holdings Co Ltd	13,037	1,167

		11,795			8,117

Oil - Field Services (0.82%)			Paper & Related Products (0.47%)
Bourbon SA	9,912	416	Lee & Man Paper Manufacturing Ltd	220,000	346
China Oilfield Services Ltd	1,006,000	1,097	Nine Dragons Paper Holdings Ltd	663,000	683
Fred Olsen Energy ASA	11,000	400	Svenska Cellulosa AB	429,911	5,526

Maire Tecnimont SpA	99,769	400			6,555

Petrofac Ltd	383,508	4,808	Petrochemicals (0.09%)
Technip SA	74,206	4,487	Honam Petrochemical Corp	6,772	510

		11,608	LG Chem Ltd	6,557	812

Oil & Gas Drilling (0.51%)					1,322

Noble Corp	108,129	3,661	Pharmacy Services (0.02%)
Transocean Ltd (a)	43,401	3,459	SXC Health Solutions Corp (a)	11,400	342

		7,120

Oil Company - Exploration & Production (2.29%)			Platinum (0.08%)
Australian Worldwide Exploration Ltd	178,068	398	Impala Platinum Holdings Ltd	44,089	1,068
Baytex Energy Trust (a)	23,700	484
Canadian Natural Resources (a)	167,300	10,057	Printing - Commercial (0.26%)
CNOOC Ltd	1,361,000	1,830	Toppan Printing Co Ltd	359,000	3,665
EnCana Corp (a)	173,798	9,322	Property & Casualty Insurance (1.08%)
Gazprom OAO ADR	20,250	418	Admiral Group PLC	18,211	291
Gazprom OAO (a)(b)(c)	6,868	356	Amlin PLC	486,234	2,701

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Diversified (continued)
Beazley PLC	236,532 $	404	Wereldhave NV	6,089 $	492

Catlin Group Ltd	58,477	303			6,888

Hiscox Ltd	72,937	369	REITS - Office Property (0.06%)
Lancashire Holdings Ltd	44,962	340	Commonwealth Property Office Fund	748,259	529
RSA Insurance Group PLC	2,415,587	5,108	Nippon Commercial Investment Corp	149	265

Tokio Marine Holdings Inc	197,900	5,751			794

		15,267

			REITS - Shopping Centers (0.22%)
Protection - Safety (0.01%)			CapitaMall Trust	2,347,000	2,577
Nohmi Bosai Ltd	10,074	86	Vastned Retail NV	8,905	479

					3,056

Public Thoroughfares (0.38%)
Atlantia SpA	201,880	4,454	REITS - Storage (0.02%)
Zhejiang Expressway Co Ltd	866,000	839	Big Yellow Group PLC	49,547	283

		5,293

			Retail - Apparel & Shoe (0.04%)
Real Estate Management & Services (0.56%)			Aoyama Trading Co Ltd	16,800	284
BR Malls Participacoes SA (a)	97,143	1,010	Point Inc	4,690	253

Fabege AB	78,800	339			537

Mitsubishi Estate Co Ltd	341,000	5,683
Nexity	11,742	405	Retail - Automobile (0.11%)
PSP Swiss Property AG (a)	7,465	396	PT Astra International Tbk	529,500	1,563

		7,833	Retail - Bookstore (0.05%)

Real Estate Operator & Developer (1.83%)			Culture Convenience Club Co Ltd	33,900	260
Africa Israel Investments Ltd	21,362	424	WH Smith PLC	70,484	501

Agile Property Holdings Ltd	506,000	716			761

Brookfield Asset Management Inc (a)	306,638	6,442	Retail - Building Products (0.51%)
Great Eagle Holdings Ltd	114,000	264	Kingfisher PLC	1,890,092	6,717
Hongkong Land Holdings Ltd	406,000	1,579	Travis Perkins PLC	32,955	449

KWG Property Holding Ltd	711,500	543			7,166

Mitsui Fudosan Co Ltd	203,000	3,733
Rossi Residencial SA	288,566	1,677	Retail - Computer Equipment (0.02%)
Shenzhen Investment Ltd	1,248,000	623	Game Group PLC	134,774	331
Shimao Property Holdings Ltd	334,500	672
			Retail - Consumer Electronics (0.04%)
Shun Tak Holdings Ltd	564,000	462
			JB Hi-Fi Ltd	42,588	602
Sino-Ocean Land Holdings Ltd	263,000	281
Sun Hung Kai Properties Ltd	488,000	7,424	Retail - Convenience Store (0.20%)
Unitech Ltd	489,568	920	Alimentation Couche Tard Inc	174,311	2,754

		25,760

Reinsurance (0.90%)			Retail - Home Furnishings (0.49%)
Hannover Rueckversicherung AG	94,951	3,857	JD Group Ltd/South Africa	106,284	650
Korean Reinsurance Co	69,140	661	Nitori Co Ltd	88,214	6,321

Muenchener Rueckversicherungs AG	54,291	8,226			6,971

		12,744	Retail - Hypermarkets (0.04%)

REITS - Diversified (0.49%)			Magnit OAO	54,281	532
CapitaCommercial Trust	448,000	266	Retail - Major Department Store (0.07%)
Fonciere Des Regions	3,155	277	Lotte Shopping Co Ltd	4,017	1,006
Kenedix Realty Investment Corp	81	271
Suntec Real Estate Investment Trust	575,258	436	Retail - Miscellaneous/Diversified (0.09%)
Unibail-Rodamco SE	29,448	5,146	Dufry South America Ltd	43,048	628

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Miscellaneous/Diversified			Steel - Producers (continued)
(continued)			JSW Steel Ltd	55,581 $	809
Foschini Ltd	84,043 $	637	Kloeckner & Co SE	17,293	445

		1,265	Kyoei Steel Ltd	9,400	234

Retail - Pubs (0.03%)			POSCO ADR	28,265	2,857
Enterprise Inns PLC	170,226	405	Tokyo Steel Manufacturing Co Ltd	287,162	3,187
			Tung Ho Steel Enterprise Corp	584,000	621

Retail - Restaurants (0.02%)					17,482

McDonald's Holdings Co Japan Ltd	18,531	337
			Sugar (0.06%)
Retail - Sporting Goods (0.02%)			Cosan SA Industria e Comercio (a)	96,500	887
Xebio Co Ltd	13,900	302
			Telecommunication Equipment (0.01%)
Rubber - Tires (0.02%)			Oki Electric Industry Co Ltd	193,000	206
Yokohama Rubber Co Ltd/The	53,000	282
			Telecommunication Services (0.88%)
Satellite Telecommunications (0.52%)			China Telecom Corp Ltd	1,992,000	1,039
Eutelsat Communications	139,238	3,891	Chunghwa Telecom Co Ltd	373,000	748
Inmarsat PLC	377,074	3,489	Indosat Tbk PT	1,410,098	774

		7,380	Singapore Telecommunications Ltd	3,275,000	7,965

			Telekomunikasi Indonesia Tbk PT	1,524,000	1,374
Schools (0.25%)
Benesse Corp	82,400	3,570	Telenet Group Holding NV (a)	19,655	451

					12,351

Security Services (0.32%)			Telephone - Integrated (2.27%)
G4S PLC	1,139,274	4,063	Koninklijke (Royal) KPN NV	458,714	6,895
Prosegur Cia de Seguridad SA	12,767	443	Magyar Telekom Telecommunications PLC	181,187	660

		4,506	Philippine Long Distance Telephone Co	11,130	589

Semiconductor Component - Integrated Circuits (0.45%)			Portugal Telecom SGPS SA	379,791	3,848
CSR PLC (a)	43,571	311	Telecom Italia SpA	3,537,584	5,536
Siliconware Precision Industries Co	1,067,000	1,434	Telefonica SA	570,302	14,188
Taiwan Semiconductor Manufacturing Co Ltd	2,023,605	3,633	Telkom SA Ltd	66,523	331

United Microelectronics Corp	2,085,000	925			32,047

		6,303	Tobacco (1.24%)

Semiconductor Equipment (0.58%)			British American Tobacco PLC	309,796	9,615
Aixtron AG	174,793	2,852	Imperial Tobacco Group PLC	245,436	7,015
ASML Holding NV	204,892	5,365	Souza Cruz SA (a)	23,485	799

		8,217			17,429

Shipbuilding (0.04%)			Transport - Marine (0.12%)
Samsung Heavy Industries Co Ltd	21,730	574	Inui Steamship Co Ltd	46,500	346
			Sincere Navigation	426,000	505
Soap & Cleaning Products (0.50%)			U-Ming Marine Transport Corp	470,000	890

Reckitt Benckiser Group PLC	146,084	7,018			1,741

Special Purpose Banks (0.07%)			Transport - Rail (0.67%)
Industrial Bank Of Korea	79,900	917	Ansaldo STS SpA	15,647	317
			Construcciones y Auxiliar de Ferrocarriles SA	689	308
Steel - Producers (1.24%)			East Japan Railway Co	61,100	3,506
ArcelorMittal	165,340	5,950	MTR Corp	1,484,000	5,381

BlueScope Steel Ltd	933,676	2,632			9,512

China Steel Corp	449,533	434	Transport - Services (0.29%)
Godo Steel Ltd	113,000	313	Koninklijke Vopak NV (a)	11,817	708

Schedule of Investments
Diversified International Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Services (continued)			Diversified Banking Institutions (continued)
Viterra Inc (a)	405,180 $	3,412	Investment in Joint Trading Account; Credit

		4,120	Suisse Repurchase Agreement; 0.19%

			dated 07/31/09 maturing 08/03/09
Transport - Truck (0.03%)			(collateralized by US Treasury Notes;
Seino Holdings Corp	48,000	376	$1,711,000; 0.875% - 5.125%; dated
			12/31/10 - 05/15/16)	$ 1,677 $	1,677
Travel Services (0.03%)			Investment in Joint Trading Account;
HIS Co Ltd	17,400	357	Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Venture Capital (0.28%)			Issues; $1,711,000; 1.625% - 5.375%;
3i Group PLC	857,703	3,922	dated 10/16/09 - 05/28/19)	1,677	1,677

TOTAL COMMON STOCKS	$ 1,381,724		Investment in Joint Trading Account;

			Morgan Stanley Repurchase Agreement;
PREFERRED STOCKS (0.93%)			0.18% dated 07/31/09 maturing 08/03/09
Commercial Banks (0.22%)			(collateralized by Sovereign Agency Issue;
Itau Unibanco Holding SA	174,201	3,112	$1,711,000; 1.625%; dated 04/26/2011)	1,677	1,677

					6,708

Diversified Minerals (0.34%)
			TOTAL REPURCHASE AGREEMENTS	$ 6,708
Vale SA	277,280	4,793

			Total Investments	$ 1,401,582
Diversified Operations (0.07%)			Other Assets in Excess of Liabilities, Net - 0.55%		7,805

Investimentos Itau SA	206,800	1,048	TOTAL NET ASSETS - 100.00%	$ 1,409,387

Electric - Distribution (0.04%)
Eletropaulo Metropolitana Eletricidade de			(a) Non-Income Producing Security
Sao Paulo SA	31,600	592	(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
Investment Companies (0.06%)			of these securities totaled $1,797 or 0.13% of net assets.
Bradespar SA	54,885	819	(c)	Security exempt from registration under Rule 144A of the Securities Act
Lereko Mobility Pty Ltd (a)	3,348	16	of 1933. These securities may be resold in transactions exempt from

			registration, normally to qualified institutional buyers. Unless otherwise
		835	indicated, these securities are not considered illiquid. At the end of the

Steel - Producers (0.18%)			period, the value of these securities totaled $2,064 or 0.15% of net
Gerdau SA	70,301	824	assets.
Usinas Siderurgicas de Minas Gerais SA	68,829	1,634	Unrealized Appreciation (Depreciation)

		2,458	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

Television (0.02%)			of investments held by the fund as of the period end were as follows:

ProSiebenSat.1 Media AG	49,588	312	Unrealized Appreciation	$ 179,187

TOTAL PREFERRED STOCKS	$ 13,150		Unrealized Depreciation		(106,750)

	Principal		Net Unrealized Appreciation (Depreciation)		72,437
	Amount	Value	Cost for federal income tax purposes		1,329,145
	(000's)	(000's)	All dollar amounts are shown in thousands (000's)

REPURCHASE AGREEMENTS (0.48%)
Diversified Banking Institutions (0.48%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $1,711,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 1,677 $	1,677

Schedule of Investments Diversified International Fund July 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

Japan	17.27%
United Kingdom	16.57%
Switzerland	7.55%
Canada	7.04%
France	6.66%
Germany	4.41%
Spain	3.28%
Italy	3.27%
Australia	3.24%
Hong Kong	3.07%
Singapore	2.88%
Netherlands	2.69%
Brazil	2.31%
China	2.29%
Korea, Republic Of	2.28%
Taiwan, Province Of China	1.81%
Sweden	1.44%
Russian Federation	1.17%
Belgium	1.16%
Denmark	1.15%
India	1.04%
Greece	0.80%
United States	0.74%
Norway	0.69%
South Africa	0.60%
Indonesia	0.47%
Luxembourg	0.42%
Mexico	0.42%
Papua New Guinea	0.39%
Ireland	0.37%
Finland	0.32%
Portugal	0.31%
Turkey	0.28%
Israel	0.24%
Poland	0.18%
Hungary	0.14%
Malaysia	0.14%
Thailand	0.14%
Bermuda	0.12%
Chile	0.06%
Philippines	0.04%
Other Assets in Excess of Liabilities, Net	0.55%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Income Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.76%)			COMMON STOCKS (continued)
Aerospace & Defense (0.51%)			Diversified Banking Institutions (0.39%)
Raytheon Co	210,100 $	9,864	JP Morgan Chase & Co	195,700 $	7,564

Agricultural Chemicals (0.26%)			Diversified Manufacturing Operations (4.83%)
Mosaic Co/The	94,800	4,944	3M Co	243,800	17,193
			General Electric Co	957,700	12,833
Apparel Manufacturers (1.12%)			Honeywell International Inc	420,700	14,598
VF Corp	334,300	21,626	Parker Hannifin Corp	523,700	23,189
			Siemens AG ADR	319,800	25,418

Applications Software (1.94%)
					93,231

Microsoft Corp	1,595,000	37,514
			Diversified Minerals (1.38%)
Auto - Car & Light Trucks (1.10%)			BHP Billiton Ltd ADR	296,500	18,668
Daimler AG	458,588	21,301	Vale SA ADR	403,800	7,967

					26,635

Auto - Medium & Heavy Duty Trucks (0.65%)
Paccar Inc	360,500	12,491	Electric - Integrated (5.99%)
			FPL Group Inc	813,700	46,112
Auto/Truck Parts & Equipment - Original (0.48%)			Progress Energy Inc	1,000,400	39,456
Johnson Controls Inc	357,400	9,249	Xcel Energy Inc	1,508,300	30,076

					115,644

Beverages - Non-Alcoholic (1.47%)
Coca-Cola Co/The	567,800	28,299	Electric Products - Miscellaneous (1.22%)
			Emerson Electric Co	648,800	23,603
Beverages - Wine & Spirits (0.35%)
Diageo PLC ADR	107,800	6,725	Electronic Components - Semiconductors (3.76%)
			Intel Corp	3,034,200	58,408
Brewery (0.45%)			Microchip Technology Inc	529,200	14,252

Molson Coors Brewing Co	190,900	8,631			72,660

			Enterprise Software & Services (0.37%)
Cellular Telecommunications (0.95%)			Oracle Corp	321,100	7,106
Vodafone Group PLC ADR	894,662	18,412
			Fiduciary Banks (3.62%)
Chemicals - Diversified (0.55%)			Bank of New York Mellon Corp/The	1,621,380	44,328
EI Du Pont de Nemours & Co	341,000	10,547	Northern Trust Corp	426,800	25,527

Commercial Banks (0.60%)					69,855

Bank of Nova Scotia	271,000	11,574	Food - Miscellaneous/Diversified (1.94%)
			Kraft Foods Inc	1,321,123	37,441
Commercial Services - Finance (0.60%)
Automatic Data Processing Inc	313,300	11,670	Food - Retail (0.56%)
			Safeway Inc	568,700	10,765
Computers (1.21%)
Hewlett-Packard Co	538,800	23,330	Food - Wholesale & Distribution (0.79%)
			Sysco Corp	644,700	15,318
Consumer Products - Miscellaneous (0.56%)
Clorox Co	177,000	10,799	Forestry (0.43%)
			Weyerhaeuser Co	236,900	8,301
Cosmetics & Toiletries (0.70%)
Procter & Gamble Co	243,900	13,539	Gas - Distribution (1.94%)
			Sempra Energy	714,600	37,466
Distribution & Wholesale (1.31%)
Genuine Parts Co	713,641	25,277	Gold Mining (0.28%)
			Newmont Mining Corp	133,300	5,512

Schedule of Investments
Equity Income Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.59%)			Oil Company - Integrated (continued)
Air Products & Chemicals Inc	154,100 $	11,496	Total SA ADR	94,300 $	5,248

					45,774

Investment Management & Advisory Services (1.66%)
AllianceBernstein Holding LP	317,587	6,555	Oil Refining & Marketing (0.44%)
Franklin Resources Inc	286,600	25,416	Valero Energy Corp	475,700	8,563

		31,971	Pipelines (2.24%)

Life & Health Insurance (0.43%)			Enterprise Products Partners LP	623,718	17,526
Unum Group	438,000	8,221	Kinder Morgan Energy Partners LP	246,073	13,062
			Spectra Energy Corp	693,900	12,740

Machinery - Farm (1.52%)					43,328

Deere & Co	671,500	29,371
			Regional Banks (0.54%)
Medical - Drugs (8.08%)			US Bancorp	513,500	10,481
Abbott Laboratories	843,300	37,940
Bristol-Myers Squibb Co	1,823,200	39,636	REITS - Diversified (0.17%)
Merck & Co Inc/NJ	645,500	19,372	Vornado Realty Trust	63,100	3,219
Novartis AG ADR	214,600	9,790	REITS - Healthcare (2.34%)
Schering-Plough Corp	619,700	16,428	HCP Inc	878,100	22,620
Wyeth	706,200	32,874	Health Care REIT Inc	561,100	22,478

		156,040			45,098

Medical - Generic Drugs (1.57%)			REITS - Mortgage (1.52%)
Teva Pharmaceutical Industries Ltd ADR	566,900	30,238	Annaly Capital Management Inc	1,745,500	29,412

Medical Instruments (0.38%)			REITS - Shopping Centers (0.58%)
Medtronic Inc	206,100	7,300	Kimco Realty Corp	1,138,000	11,198

Medical Products (1.60%)			REITS - Warehouse & Industrial (0.26%)
Becton Dickinson and Co	150,000	9,773	AMB Property Corp	251,800	4,988
Johnson & Johnson	346,300	21,086

		30,859	Retail - Discount (3.06%)

Metal - Aluminum (0.41%)			Costco Wholesale Corp	276,000	13,662
Alcoa Inc	675,400	7,943	Wal-Mart Stores Inc	910,000	45,391

					59,053

Multi-Line Insurance (4.93%)			Retail - Drug Store (0.50%)
ACE Ltd	1,072,600	52,622	CVS Caremark Corp	290,100	9,713
Allstate Corp/The	827,809	22,276
MetLife Inc	595,900	20,231	Retail - Restaurants (1.83%)

		95,129	McDonald's Corp	643,500	35,431

Multimedia (0.64%)
			Savings & Loans - Thrifts (0.81%)
Walt Disney Co/The	490,600	12,324
			Hudson City Bancorp Inc	1,112,100	15,636
Oil Company - Exploration & Production (2.20%)
			Semiconductor Component - Integrated Circuits (1.17%)
Enerplus Resources Fund	668,100	14,565
			Taiwan Semiconductor Manufacturing Co
Penn West Energy Trust	1,425,600	18,633	Ltd ADR	2,155,207	22,565
XTO Energy Inc	232,300	9,345

		42,543	Telecommunication Services (0.92%)

Oil Company - Integrated (2.37%)			BCE Inc	767,500	17,683
Chevron Corp	312,200	21,689	Telephone - Integrated (5.29%)
Marathon Oil Corp	584,100	18,837	AT&T Inc	1,764,700	46,288

Schedule of Investments
Equity Income Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Telephone - Integrated (continued)			Diversified Banking Institutions (continued)
Verizon Communications Inc	1,465,400 $	46,996	Investment in Joint Trading Account; Credit
Windstream Corp	1,006,284	8,825	Suisse Repurchase Agreement; 0.19%

			dated 07/31/09 maturing 08/03/09
		102,109	(collateralized by US Treasury Notes;

Television (1.21%)			$12,620,000; 0.875% - 5.125%; dated
CBS Corp	2,857,083	23,399	12/31/10 - 05/15/16)	$ 12,372 $	12,372
			Investment in Joint Trading Account;
Toys (1.99%)			Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
Mattel Inc	2,187,194	38,451	(collateralized by Sovereign Agency
			Issues; $12,620,000; 1.625% - 5.375%;
Transport - Rail (3.20%)			dated 10/16/09 - 05/28/19)	12,373	12,373
Norfolk Southern Corp	492,900	21,318	Investment in Joint Trading Account;
Union Pacific Corp	703,400	40,459	Morgan Stanley Repurchase Agreement;

		61,777	0.18% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency Issue;

TOTAL COMMON STOCKS	$ 1,868,206		$12,620,000; 1.625%; dated 04/26/2011)	12,373	12,373

					49,491
PREFERRED STOCKS (0.10%)

Regional Banks (0.04%)			TOTAL REPURCHASE AGREEMENTS	$ 49,491

National City Capital Trust III	37,700	748	Total Investments	$ 1,924,628
			Other Assets in Excess of Liabilities, Net - 0.32%		6,234

Special Purpose Entity (0.06%)
National City Capital Trust IV	47,900	1,113	TOTAL NET ASSETS - 100.00%	$ 1,930,862

TOTAL PREFERRED STOCKS	$ 1,861

	Principal
	Amount	Value	Unrealized Appreciation (Depreciation)
	(000's)	(000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

BONDS (0.25%)			of investments held by the fund as of the period end were as follows:

Telecommunication Services (0.21%)			Unrealized Appreciation	$ 205,662
Telus Corp			Unrealized Depreciation		(262,192)

8.00%, 6/ 1/2011	$ 3,775	4,080
			Net Unrealized Appreciation (Depreciation)		(56,530)
Television (0.04%)			Cost for federal income tax purposes		1,981,158
CBS Corp			All dollar amounts are shown in thousands (000's)
7.88%, 9/ 1/2023	950	793

TOTAL BONDS	$ 4,873		Portfolio Summary (unaudited)

			Sector		Percent

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.01%)			Financial		20.49%
Federal Home Loan Mortgage Corporation			Consumer, Non-cyclical		19.04%
			Consumer, Cyclical		12.05%
(FHLMC) (0.01%)			Industrial		11.28%
6.50%, 9/ 1/2030	133	143	Communications		9.26%
7.00%, 9/ 1/2030	49	54	Technology		8.45%

		197	Utilities		7.93%
			Energy		7.26%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Basic Materials		3.91%
AGENCY OBLIGATIONS	$ 197		Mortgage Securities		0.01%

REPURCHASE AGREEMENTS (2.56%)			Other Assets in Excess of Liabilities, Net		0.32%

Diversified Banking Institutions (2.56%)			TOTAL NET ASSETS		100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $12,620,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 12,373 $	12,373

Schedule of Investments Global Diversified Income Fund

July 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (38.40%)				COMMON STOCKS (continued)
Aerospace & Defense (0.21%)				Commercial Banks (continued)
General Dynamics Corp	975 $		54	Bank of Hawaii Corp	896 $	34
MTU Aero Engines Holding AG	1,098		40	Bank of Montreal (a)	700	35
Raytheon Co	1,144		54	Bank of Novia Scotia (a)	2,200	94

			148	BB&T Corp	2,246	51

Aerospace & Defense Equipment (0.09%)				Canadian Imperial Bank of Commerce (a)	600	37
United Technologies Corp	1,175		64	CVB Financial Corp	4,091	31
				DBS Group Holdings Ltd	4,000	39
Audio & Video Products (0.06%)				FNB Corp/PA	6,663	52
Sony Corp	1,600		45	Hang Seng Bank Ltd	1,700	28
				National Australia Bank Ltd	1,904	39
Auto - Car & Light Trucks (0.38%)				National Bank of Canada	800	43
Honda Motor Co Ltd	3,200		103	Nordea Bank AB	8,708	84
Nissan Motor Co Ltd	13,300		97	Oversea-Chinese Banking Corp Ltd	9,000	49
Toyota Motor Corp	1,700		72	Park National Corp	528	34

			272	Royal Bank of Canada (a)	2,100	100

Beverages - Non-Alcoholic (0.06%)				Standard Chartered PLC	1,755	42
Coca-Cola Enterprises Inc	2,413		45	Sumitomo Mitsui Financial Group Inc	1,600	68
				Svenska Handelsbanken AB	1,193	29
Brewery (0.12%)				Torinto Dominion Bank (a)	1,400	82
Foster's Group Ltd	11,336		51	Trustmark Corp	1,321	26
SABMiller PLC	1,519		35	United Bankshares Inc	1,707	35

			86	United Overseas Bank Ltd	3,000	37

Building - Heavy Construction (0.15%)						1,363

ACS Actividades de Construccion y				Commercial Services (0.03%)
Servicios SA	734		39	PHH Corp (a)	1,306	24
Vinci SA	1,258		64

			103	Commercial Services - Finance (0.15%)

Building & Construction - Miscellaneous (0.04%)				Deluxe Corp	2,355	37
Bouygues SA	732		31	Experian PLC	4,565	38
				Western Union Co/The	1,636	28

Building Products - Cement & Aggregate (0.12%)						103

CRH PLC	1,319		31	Computers (0.09%)

Lafarge SA	715		52	Apple Inc (a)	192	32

			83	IBM Corp	257	30

Building Products - Doors & Windows (0.06%)						62

Asahi Glass Co Ltd	5,000		43	Computers - Memory Devices (0.06%)
Cable/Satellite TV (0.03%)				EMC Corp/Massachusetts (a)	2,605	39
Comcast Corp - Class A	1,551		23	Consumer Products - Miscellaneous (0.08%)
Cellular Telecommunications (0.11%)				Kimberly-Clark Corp	961	56
Vodafone Group PLC	38,404		79	Diversified Banking Institutions (1.21%)
Chemicals - Diversified (0.10%)				Bank of America Corp	9,163	136
BASF SE	1,388		69	Barclays PLC	13,368	67
				BNP Paribas	1,309	95
Commercial Banks (1.93%)				Credit Suisse Group AG	1,431	68
Australia & New Zealand Banking Group Ltd	5,879		91	Deutsche Bank AG	578	38
Banco Santander SA	10,998		159	Goldman Sachs Group Inc/The	350	57
Bancorpsouth Inc	1,974		44	HSBC Holdings PLC	23,654	239

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (continued)			Finance - Leasing Company (0.05%)
JP Morgan Chase & Co	4,090 $	158	Century Tokyo Leasing Corp	3,500 $		38

		858

			Finance - Other Services (0.05%)
Diversified Financial Services (0.13%)			Hong Kong Exchanges and Clearing Ltd	1,900		36
Hitachi Capital Corp	2,100	29
Power Corp of Canada	2,300	64	Financial Guarantee Insurance (0.04%)

		93	Assured Guaranty Ltd	1,859		26

Diversified Manufacturing Operations (0.29%)
General Electric Co	12,970	174	Food - Catering (0.03%)
Wartsila Oyj	970	34	Compass Group PLC	4,573		25

		208	Food - Miscellaneous/Diversified (0.17%)

Diversified Minerals (0.07%)			Kraft Foods Inc	2,398		68
Xstrata PLC	3,857	52	Sara Lee Corp	4,981		53

						121

Diversified Operations (0.00%)
NWS Holdings Ltd	310	1	Food - Retail (0.19%)
			Delhaize Group	600		43
Electric - Integrated (1.09%)			Koninklijke Ahold NV	3,846		44
Avista Corp	2,160	40	SUPERVALU Inc	3,278		48

CLP Holdings Ltd	6,500	44				135

Dominion Resources Inc/VA	2,266	77	Gas - Distribution (0.04%)
E.ON AG	2,828	108	Sempra Energy	527		28
Enel SpA	8,120	44
FPL Group Inc	456	26	Hotels & Motels (0.10%)
Hongkong Electric Holdings Ltd	7,500	41	Starwood Hotels & Resorts Worldwide Inc	3,000		71
Iberdrola SA	4,844	41
IDACORP Inc	1,222	34	Import & Export (0.05%)
NorthWestern Corp	2,449	59	ITOCHU Corp	5,000		37
PG&E Corp	1,294	52	Internet Security (0.03%)
Progress Energy Inc	1,137	45	Symantec Corp (a)	1,297		19
Public Power Corp SA	1,237	27
RWE AG	556	47	Leisure & Recreation Products (0.05%)
Westar Energy Inc	1,833	36	Daiichikosho Co Ltd	3,100		36
Xcel Energy Inc	2,395	48

		769	Life & Health Insurance (0.23%)

			Aflac Inc	1,422		54
Electric - Transmission (0.06%)
			Old Mutual PLC	27,803		44
National Grid PLC	4,339	40
			Protective Life Corp	2,214		33
Electric Products - Miscellaneous (0.05%)			Unum Group	1,495		28

Hitachi Ltd	10,000	34				159

			Machinery - Construction & Mining (0.04%)
Electronic Components - Miscellaneous (0.06%)			Outotec Oyj	1,069		25
Alps Electric Co Ltd	8,200	46
			Medical - Drugs (0.92%)
Electronic Components - Semiconductors (0.17%)			AstraZeneca PLC	2,359		110
Intel Corp	6,109	118	Bristol-Myers Squibb Co	3,661		80
Engineering - Research & Development Services (0.07%)			Eisai Co Ltd	900		32
Monadelphous Group Ltd	5,010	49	Eli Lilly & Co	2,028		71
			Merck & Co Inc/NJ	2,040		61
			Pfizer Inc	10,379		165

Schedule of Investments Global Diversified Income Fund

July 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Drugs (continued)				Oil Company - Exploration & Production
Sanofi-Aventis SA	1,284 $		84	(continued)
Takeda Pharmaceutical Co Ltd	1,100		45	Talisman Energy (a)	2,300 $	36

			648			283

Medical - HMO (0.04%)				Oil Company - Integrated (1.87%)
UnitedHealth Group Inc	959		27	BG Group PLC	1,805	30
				BP PLC	16,717	139
Medical Products (0.08%)				Chevron Corp	2,808	195
Johnson & Johnson	973		59	ConocoPhillips	2,511	110
				ENI SpA	3,897	91
Metal - Copper (0.27%)				Exxon Mobil Corp	5,019	353
First Quantum Minerals Ltd	1,100		73	Husky Energy Inc	1,600	47
Inmet Mining Corp	1,300		55	Marathon Oil Corp	721	23
Kazakhmys PLC	4,336		62	Repsol YPF SA	2,329	54

			190	Royal Dutch Shell PLC - A Shares	4,967	131

Metal - Diversified (0.14%)				Royal Dutch Shell PLC - B Shares	3,359	87
Boliden AB	4,729		51	Total SA	1,172	65

Rio Tinto Ltd	891		45			1,325

			96	Oil Refining & Marketing (0.12%)

Metal Processors & Fabrication (0.04%)				Hellenic Petroleum SA	2,346	24
Precision Castparts Corp	353		28	Motor Oil Hellas Corinth Refineries SA	2,584	30
				Nippon Oil Corp	6,000	32

Multi-Line Insurance (0.12%)						86

Baloise Holding AG	346		28	Paper & Related Products (0.04%)

Zurich Financial Services	298		58	Svenska Cellulosa AB	2,228	29

			86

Multimedia (0.05%)				Pipelines (0.07%)
Vivendi	1,352		35	Spectra Energy Corp	2,874	53

Networking Products (0.05%)				Property & Casualty Insurance (0.21%)
Cisco Systems Inc (a)	1,717		38	Chubb Corp	1,127	52
				RSA Insurance Group PLC	19,862	42
Office Automation & Equipment (0.17%)				Travelers Cos Inc/The	1,281	55

Canon Inc	2,300		86			149

Pitney Bowes Inc	1,613		33	Real Estate Management & Services (0.60%)

			119	Castellum AB	3,890	29

Oil - Field Services (0.07%)				Fabege AB	53,690	231
Technip SA	855		52	PSP Swiss Property AG (a)	3,100	164

						424

Oil & Gas Drilling (0.06%)
Transocean Ltd (a)	532		42	Real Estate Operator & Developer (4.06%)
				Brookfield Properties Corp (a)	24,200	226
Oil Company - Exploration & Production (0.40%)				Hongkong Land Holdings Ltd	93,000	362
Apache Corp	597		50	Hysan Development Co Ltd	147,000	402
Canadian Natural Resources (a)	700		42	Sino Land Co	288,000	588
Devon Energy Corp	556		32	Sun Hung Kai Properties Ltd	85,000	1,293

Harvest Energy Trust (a)	6,600		35			2,871

Occidental Petroleum Corp	836		60	Recreational Vehicles (0.06%)
Provident Energy Trust (a)	5,678		28	Polaris Industries Inc	1,142	43

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (0.26%)			REITS - Healthcare (continued)
PNC Financial Services Group Inc	1,041 $	38	Ventas Inc	11,238 $	397

Wells Fargo & Co	5,944	146			1,307

		184	REITS - Hotels (0.15%)

Reinsurance (0.15%)			Hersha Hospitality Trust	38,800	105
Muenchener Rueckversicherungs AG	438	66
SCOR SE	1,742	42	REITS - Mortgage (0.07%)

		108	Annaly Capital Management Inc	2,748	46

REITS - Apartments (1.16%)			REITS - Office Property (2.83%)
Apartment Investment & Management Co	9,724	91	Alexandria Real Estate Equities Inc	2,800	107
Associated Estates Realty Corp	8,900	53	Alstria Office REIT-AG	7,100	54
Camden Property Trust	4,000	118	Boston Properties Inc	3,613	191
Education Realty Trust Inc	16,500	80	Brandywine Realty Trust	16,286	133
Equity Residential	7,800	187	Cofinimmo	900	112
Home Properties Inc	3,400	122	Commonwealth Property Office Fund	458,700	324
Northern Property Real Estate Investment			Corporate Office Properties Trust SBI MD	835	28
Trust	4,000	72	Japan Excellent Inc	8	39
UDR Inc	9,400	98	Japan Prime Realty Investment Corp	20	43

		821	Mack-Cali Realty Corp	11,600	324

REITS - Diversified (6.29%)			Nippon Building Fund Inc	27	243
Ascendas Real Estate Investment Trust	195,400	231	Nomura Real Estate Office Fund Inc	26	171
British Land Co PLC	49,300	358	SL Green Realty Corp	9,000	232

CapitaCommercial Trust	61,000	36			2,001

Colonial Properties Trust	8,200	65	REITS - Regional Malls (1.13%)
Cominar Real Estate Investment Trust	7,100	112	CBL & Associates Properties Inc	29,345	174
Corio NV	5,111	283	Macerich Co/The	8,111	160
Dexus Property Group	427,629	261	Simon Property Group Inc	6,658	371
Entertainment Properties Trust	6,500	178	Taubman Centers Inc	3,500	93

Klepierre	9,700	277			798

Land Securities Group PLC	47,000	419
Liberty International PLC	37,427	273	REITS - Shopping Centers (3.75%)
Liberty Property Trust	6,400	178	CapitaMall Trust	350,400	385
Mucklow A & J Group PLC	17,000	64	Developers Diversified Realty Corp	15,169	85
Segro PLC	45,674	210	Inland Real Estate Corp	10,500	78
Unibail-Rodamco SE	4,056	709	Japan Retail Fund Investment Corp	52	261
Vastned Offices/Industrial	5,700	87	Kite Realty Group Trust	17,300	55
Vornado Realty Trust	6,700	342	Link REIT/The	187,500	426
Washington Real Estate Investment Trust	6,900	177	Ramco-Gershenson Properties Trust	10,700	97
Wereldhave Belgium NV	1,100	80	RioCan Real Estate Investment Trust	15,900	229
Wereldhave NV	1,400	113	Vastned Retail NV	1,700	91

		4,453	Weingarten Realty Investors	7,296	113

			Westfield Group	88,322	837

REITS - Healthcare (1.85%)					2,657

HCP Inc	12,500	322
Health Care REIT Inc	6,200	248	REITS - Single Tenant (0.53%)
LTC Properties Inc	3,300	81	National Retail Properties Inc	6,900	136
Medical Properties Trust Inc	8,273	58	Realty Income Corp	10,200	241

National Health Investors Inc	2,600	81			377

Omega Healthcare Investors Inc	7,200	120	REITS - Storage (0.39%)
			Public Storage	2,700	196

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Storage (continued)			Transport - Marine (0.08%)
U-Store-It Trust	16,500 $	80	Kawasaki Kisen Kaisha Ltd	6,000 $	23

		276	Pacific Basin Shipping Ltd	48,000	36

REITS - Warehouse & Industrial (0.80%)					59

Bunnings Warehouse Property Trust	228,842	356	Vitamins & Nutrition Products (0.06%)
ProLogis	23,914	210	Herbalife Ltd	1,207	42

		566	TOTAL COMMON STOCKS	$ 27,178

Retail - Apparel & Shoe (0.05%)			PREFERRED STOCKS (13.36%)
Hennes & Mauritz AB	563	33	Cable/Satellite TV (0.11%)
			Comcast Corp 6.63%	3,500	80
Retail - Building Products (0.12%)
Home Depot Inc	3,136	81	Cellular Telecommunications (0.06%)
			United States Cellular Corp	2,000	44
Retail - Consumer Electronics (0.04%)
EDION Corp	5,100	30	Commercial Banks (1.20%)
			Barclays Bank PLC 7.75%	10,300	226
Retail - Restaurants (0.05%)			BB&T Capital Trust V	3,400	87
Yum! Brands Inc	911	32	M&T Capital Trust IV	7,000	175
			National Bank of Greece SA	9,100	214
Savings & Loans - Thrifts (0.08%)
Hudson City Bancorp Inc	1,755	25	Regions Financing Trust III	5,100	114
New York Community Bancorp Inc	3,110	34	VNB Capital Trust I	1,500	36

		59			852

Security Services (0.05%)			Diversified Banking Institutions (0.74%)
Secom Co Ltd	800	34	HSBC Holdings PLC 6.20%	17,300	347
			Royal Bank of Scotland Group PLC 6.60%;
Telecommunication Services (0.04%)			Series S	1,000	14
Singapore Telecommunications Ltd	12,000	29	Royal Bank of Scotland Group PLC 6.75%;
			Series Q	8,300	118
			Royal Bank of Scotland Group PLC 7.25%;
Telephone - Integrated (0.58%)			Series H	3,000	47

AT&T Inc	5,249	138			526

CenturyTel Inc	1,643	51
Koninklijke (Royal) KPN NV	3,190	48	Diversified Financial Services (0.77%)
Qwest Communications International Inc	5,882	23	Citigroup Capital VII	10,200	201
Telecom Italia SpA	15,769	25	Citigroup Capital XI	800	14
Verizon Communications Inc	3,976	127	General Electric Capital Corp 5.88%	1,900	41

		412	General Electric Capital Corp 6.00%	4,500	99

			General Electric Capital Corp 6.05%	2,500	56
Television (0.05%)			General Electric Capital Corp 6.10%	2,200	49
M6-Metropole Television	1,904	38	General Electric Capital Corp 6.45%	3,500	83

Theaters (0.04%)					543

Regal Entertainment Group	2,291	29	Electric - Integrated (1.04%)
			Alabama Power Co - Series II	1,500	38
Tobacco (0.18%)			Dominion Resources Inc/VA (a)	6,500	169
Altria Group Inc	4,616	81	Entergy Arkansas Inc	1,400	35
Reynolds American Inc	1,098	48	Entergy Louisiana LLC	2,900	74

		129	Entergy Texas Inc (a)	3,800	99

Toys (0.04%)			FPL Group Capital Inc 8.75%	5,900	163
Nintendo Co Ltd	100	27	PPL Capital Funding Inc	6,200	155

					733

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Finance - Investment Banker & Broker (1.02%)			Regional Banks (continued)
Credit Suisse Guernsey Ltd	10,500 $	262	SunTrust Capital IX	4,600 $	102
JP Morgan Chase Capital XXVI	5,800	148	USB Capital VI	4,300	88
Morgan Stanley Capital Trust III	7,600	155	USB Capital VII	9,200	195
Morgan Stanley Capital Trust IV	5,900	121	USB Capital XII	1,800	40
Morgan Stanley Capital Trust V	2,000	38	Wachovia Capital Trust IV	1,900	37

		724	Wachovia Capital Trust IX	9,400	183

Finance - Other Services (0.11%)			Wachovia Capital Trust X	2,400	58

National Rural Utilities Cooperative Finance					1,191

Corp 6.10%	1,400	31	Reinsurance (0.17%)
National Rural Utilities Cooperative Finance			RenaissanceRe Holdings Ltd - Series B	5,300	117
Corp 6.75%	1,800	43

		74	REITS - Diversified (0.18%)

Investment Management & Advisory Services (0.63%)			Vornado Realty Trust - Series E	3,200	66
Ameriprise Financial Inc (a)	8,300	193	Vornado Realty Trust - Series I	3,200	63

Deutsche Bank Contingent Capital Trust II	10,000	197			129

Deutsche Bank Contingent Capital Trust III	2,500	55	REITS - Shopping Centers (0.60%)

		445	Kimco Realty Corp 6.65%	7,600	146

Life & Health Insurance (0.90%)			Kimco Realty Corp 7.75%	8,100	177
Lincoln National Corp 6.75%	9,100	176	Regency Centers Corp 7.25%	1,500	31
Prudential PLC 6.50%	11,500	244	Regency Centers Corp 7.45%	1,000	21
Prudential PLC 6.75%	10,000	215	Weingarten Realty Investors 6.75%	2,600	50

		635			425

Money Center Banks (0.31%)			REITS - Storage (0.11%)
Fleet Capital Trust IX	8,200	145	Public Storage Inc 6.95%; Series H	3,600	80
National Westminster Bank PLC	4,700	76

		221	Special Purpose Entity (1.02%)

			CORTS Trust for Bristol Meyers Squibb	6,500	162
Multi-Line Insurance (1.30%)			Deutsche Bank Capital Funding Trust IX	4,200	84
Aegon NV 6.375%	4,100	66	Deutsche Bank Capital Funding Trust X	5,400	115
Allianz SE	16,200	391	National City Capital Trust IV	9,200	214
ING Groep NV 7.38%	16,900	335	PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	31
ING Groep NV 8.50%	5,900	128	PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	56

		920	PreferredPlus TR-CCR1 7.63%; Series VER1	2,300	58

Multimedia (0.42%)					720

Viacom Inc	13,300	297	Telephone - Integrated (0.19%)
			AT&T Inc	2,200	57
Oil Company - Exploration & Production (0.09%)
Nexen Inc	2,900	60	Telephone & Data Systems Inc 7.60%	3,500	78

					135

Property & Casualty Insurance (0.27%)			Television (0.44%)
Arch Capital Group Ltd 7.88%	1,500	33	CBS Corp 6.75%	6,400	119
Arch Capital Group Ltd 8.00%	6,800	160	CBS Corp 7.25%	9,600	190

		193			309

Regional Banks (1.68%)			TOTAL PREFERRED STOCKS	$ 9,453

Fifth Third Capital Trust VI	2,400	48
Fifth Third Capital Trust VII	9,400	217
Fleet Capital Trust VIII	7,100	141
National City Capital Trust II	3,100	62
National City Capital Trust III	1,000	20

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (35.77%)			BONDS (continued)
Airlines (0.94%)			Cellular Telecommunications (2.28%)
American Airlines Pass Through Trust 2001-02			America Movil SA de CV
7.86%, 10/ 1/2011	$ 230 $	217	5.50%, 3/ 1/2014	$ 310 $	321
American Airlines Pass Through Trust 2009-1A			Centennial Communications Corp
10.38%, 7/ 2/2019 (b)	175	180	6.35%, 1/ 1/2013 (e)	60	58
Delta Air Lines Inc			Cricket Communications Inc
6.72%, 1/ 2/2023	341	269	9.38%, 11/ 1/2014	135	137

		666	7.75%, 5/15/2016 (c)	100	100

Beverages - Wine & Spirits (0.60%)			Digicel Group Ltd
			12.00%, 4/ 1/2014 (c)	35	37
Constellation Brands Inc
8.38%, 12/15/2014	370	383	9.13%, 1/15/2015 (c)	425	370
7.25%, 9/ 1/2016	45	44	Nextel Communications Inc

			7.38%, 8/ 1/2015	250	224
		427

			VIP Finance Ireland Ltd for OJSC Vimpel
Broadcasting Services & Programming (0.13%)			Communications
Grupo Televisa SA			8.38%, 4/30/2013 (c)	100	97
6.63%, 3/18/2025	100	94	9.13%, 4/30/2018 (c)	300	272

					1,616

Cable/Satellite TV (1.07%)
Charter Communications Operating LLC /			Chemicals - Diversified (0.10%)
Charter Communications Operating Capital			Dow Chemical Co/The
10.00%, 4/30/2012 (c)	105	105	8.55%, 5/15/2019	65	71
CSC Holdings Inc/United States
8.50%, 4/15/2014 (c)	20	21	Chemicals - Specialty (0.13%)
DISH DBS Corp			Nalco Co
6.63%, 10/ 1/2014	320	307	7.75%, 11/15/2011	95	95
Kabel Deutschland GmbH
10.63%, 7/ 1/2014	165	173	Coal (0.10%)
UPC Holding BV			Arch Coal Inc
9.88%, 4/15/2018 (c)	155	154	8.75%, 8/ 1/2016 (c)	70	71

		760	Commercial Banks (0.58%)

Casino Hotels (0.35%)			VTB Capital SA
Harrah's Operating Escrow LLC / Harrah's			6.61%, 10/31/2012 (c)	125	121
Escrow Corp			6.88%, 5/29/2018 (c)	200	184
11.25%, 6/ 1/2017 (c)	10	10	Woori Bank
MGM Mirage			7.00%, 2/ 2/2015 (c)	100	104

8.50%, 9/15/2010	160	151			409

13.00%, 11/15/2013 (c)	65	73
10.38%, 5/15/2014 (c)	15	16	Computer Services (0.20%)

			Sungard Data Systems Inc
		250	10.25%, 8/15/2015	140	144

Casino Services (0.75%)
OED Corp/Diamond Jo LLC			Computers - Memory Devices (0.22%)
8.75%, 4/15/2012	285	294	Seagate Technology HDD Holdings
Peninsula Gaming LLC			6.80%, 10/ 1/2016	100	94
8.38%, 8/15/2015 (c)(d)	70	70	Seagate Technology International
10.75%, 8/15/2017 (c)(d)	105	102	10.00%, 5/ 1/2014 (c)	55	60

Scientific Games International Inc					154

9.25%, 6/15/2019 (c)	40	41	Containers - Paper & Plastic (0.26%)
Snoqualmie Entertainment Authority			Graphic Packaging International Inc
9.13%, 2/ 1/2015 (c)	50	27	9.50%, 6/15/2017 (c)	80	80

		534	Norampac Industries Inc

			6.75%, 6/ 1/2013	65	58

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Containers - Paper & Plastic (continued)			Electric - Generation (continued)
Plastipak Holdings Inc			Reliant Energy Mid-Atlantic Power Holdings
10.63%, 8/15/2019 (c)	$ 45 $	46	LLC

		184	9.24%, 7/ 2/2017	$ 378 $	371

					1,399

Cruise Lines (0.41%)
Royal Caribbean Cruises Ltd			Electric - Integrated (0.23%)
6.88%, 12/ 1/2013	325	288	CMS Energy Corp
			8.75%, 6/15/2019	25	26
Data Processing & Management (0.39%)			Texas Competitive Electric Holdings Co LLC
First Data Corp			10.25%, 11/ 1/2015 (e)	170	134

9.88%, 9/24/2015	325	274			160

Diversified Banking Institutions (0.24%)			Electronics - Military (0.49%)
Bank of America Corp			L-3 Communications Corp
5.42%, 3/15/2017	125	113	7.63%, 6/15/2012	340	344
GMAC Inc			Finance - Auto Loans (0.44%)
7.75%, 1/19/2010 (c)	55	54

			Ford Motor Credit Co LLC
		167	7.38%, 10/28/2009	55	55

Diversified Financial Services (0.44%)			2.08%, 1/15/2010 (e)	160	157
TNK-BP Finance SA			8.00%, 6/ 1/2014	105	97

6.13%, 3/20/2012 (c)	325	312			309

Diversified Minerals (0.96%)			Finance - Commercial (0.10%)
Rio Tinto Finance USA Ltd			CIT Group Inc
9.00%, 5/ 1/2019	50	59	4.25%, 2/ 1/2010	80	47
Teck Cominco Ltd			5.00%, 2/13/2014	45	24

7.00%, 9/15/2012	25	25			71

Teck Resources Ltd			Finance - Investment Banker & Broker (0.08%)
9.75%, 5/15/2014 (c)	50	56	UBS Preferred Funding Trust V
10.25%, 5/15/2016 (c)	95	108	6.24%, 5/29/2049	95	58
10.75%, 5/15/2019 (c)	260	302
Vale Overseas Ltd			Finance - Other Services (0.13%)
6.88%, 11/21/2036	130	131	Icahn Enterprises LP / Icahn Enterprises

		681	Finance Corp

			7.13%, 2/15/2013	100	93
Diversified Operations (0.36%)
Susser Holdings LLC / Susser Finance Corp			Food - Retail (0.28%)
10.63%, 12/15/2013	250	253	Great Atlantic & Pacific Tea Co
			11.38%, 8/ 1/2015 (c)(d)	35	35
Diversified Operations & Commercial Services (0.45%)			Ingles Markets Inc
Aramark Corp			8.88%, 5/15/2017 (c)	160	162

8.50%, 2/ 1/2015	315	317			197

Electric - Generation (1.98%)			Gambling (Non-Hotel) (0.15%)
AES Corp/The			Pinnacle Entertainment Inc
9.75%, 4/15/2016 (c)	300	313	7.50%, 6/15/2015	105	93
Elwood Energy LLC			8.63%, 8/ 1/2017 (c)(d)	15	15

8.16%, 7/ 5/2026	228	196			108

Indiantown Cogeneration LP
9.26%, 12/15/2010	145	141	Hotels & Motels (0.25%)
Midwest Generation LLC			Wyndham Worldwide Corp
8.56%, 1/ 2/2016	376	378	9.88%, 5/ 1/2014	170	176

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Independent Power Producer (0.46%)			Mutual Insurance (0.18%)
NRG Energy Inc			Liberty Mutual Group Inc
7.25%, 2/ 1/2014	$ 255 $	250	10.75%, 6/15/2058 (c)(e)	$ 150 $	126
8.50%, 6/15/2019	75	74

		324	Oil Company - Exploration & Production (3.11%)

			Chesapeake Energy Corp
Investment Companies (0.05%)			7.63%, 7/15/2013	310	311
Xstrata Finance Canada Ltd			9.50%, 2/15/2015	50	53
5.80%, 11/15/2016 (c)	40	38	Denbury Resources Inc
			9.75%, 3/ 1/2016	145	155
Investment Management & Advisory Services (0.13%)
			Gaz Capital SA
Janus Capital Group Inc			7.51%, 7/31/2013 (c)	350	358
6.95%, 6/15/2017 (e)	100	89
			KazMunaiGaz Finance Sub BV
Life & Health Insurance (0.25%)			9.13%, 7/ 2/2018 (c)	300	274
Lincoln National Corp			Linn Energy LLC
7.00%, 5/17/2066 (e)	275	180	9.88%, 7/ 1/2018	140	132
			OPTI Canada Inc
Medical - Biomedical/Gene (0.04%)			7.88%, 12/15/2014	90	59
Bio-Rad Laboratories Inc			PetroHawk Energy Corp
8.00%, 9/15/2016 (c)	30	31	9.13%, 7/15/2013	340	353
			10.50%, 8/ 1/2014 (c)	35	37
Medical - Drugs (0.38%)			Petroleum Development Corp
Axcan Intermediate Holdings Inc			12.00%, 2/15/2018	72	64
9.25%, 3/ 1/2015	50	52	Pioneer Natural Resources Co
Elan Finance PLC / Elan Finance Corp			6.65%, 3/15/2017	180	163
4.88%, 11/15/2011 (e)	45	43	Plains Exploration & Production Co
7.75%, 11/15/2011	175	173	10.00%, 3/ 1/2016	155	168

		268	Quicksilver Resources Inc

			11.75%, 1/ 1/2016	65	71

Medical - Hospitals (0.25%)					2,198

Community Health Systems Inc
8.88%, 7/15/2015	100	103	Oil Company - Integrated (0.31%)
HCA Inc			Ecopetrol SA
9.88%, 2/15/2017 (c)	10	10	7.63%, 7/23/2019 (c)	115	120
HCA Inc/DE			Petrobras International Finance Co
8.50%, 4/15/2019 (c)	65	67	7.88%, 3/15/2019	90	100

		180			220

Medical - Outpatient & Home Medical Care (0.37%)			Oil Refining & Marketing (0.08%)
Select Medical Corp			Tesoro Corp
7.63%, 2/ 1/2015	300	259	6.63%, 11/ 1/2015	65	59

Metal - Diversified (0.42%)			Paper & Related Products (0.26%)
Vedanta Resources PLC			Cascades Inc
6.63%, 2/22/2010 (c)	300	301	7.25%, 2/15/2013	30	28
			Domtar Corp
Music (0.41%)			10.75%, 6/ 1/2017	155	157

WMG Acquisition Corp					185

9.50%, 6/15/2016 (c)	100	106	Physical Therapy & Rehabilitation Centers (0.37%)
WMG Holdings Corp			Healthsouth Corp
0.00%, 12/15/2014 (a)(e)	220	186	10.75%, 6/15/2016	250	262

		292

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Physician Practice Management (0.19%)			Satellite Telecommunications (0.52%)
US Oncology Inc			DigitalGlobe Inc
9.13%, 8/15/2017 (c)	$ 130 $	134	10.50%, 5/ 1/2014 (c)	$ 195 $	204
			Intelsat Subsidiary Holding Co Ltd
Pipelines (0.26%)			8.88%, 1/15/2015 (c)	95	96
Copano Energy LLC / Copano Energy Finance			Telesat Canada / Telesat LLC
Corp			11.00%, 11/ 1/2015 (c)	65	67

8.13%, 3/ 1/2016	140	136			367

MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Seismic Data Collection (0.08%)
6.88%, 11/ 1/2014 (c)	20	18	Cie Generale de Geophysique-Veritas
8.75%, 4/15/2018	30	28	9.50%, 5/15/2016 (c)	55	57

		182

			Sovereign (5.52%)
Publishing - Periodicals (0.13%)			Brazilian Government International Bond
Nielsen Finance LLC / Nielsen Finance Co			5.88%, 1/15/2019	550	563
10.00%, 8/ 1/2014	45	45	7.13%, 1/20/2037	131	144
11.50%, 5/ 1/2016	45	47	Colombia Government International Bond

		92	7.38%, 9/18/2037	245	252

REITS - Healthcare (0.06%)			El Salvador Government International Bond
Ventas Realty LP / Ventas Capital Corp			7.65%, 6/15/2035 (c)	150	132
6.50%, 6/ 1/2016	45	42	Indonesia Government International Bond
			11.63%, 3/ 4/2019 (c)	150	202
REITS - Mortgage (0.38%)			7.75%, 1/17/2038 (c)	485	470
iStar Financial Inc			Poland Government International Bond
5.88%, 3/15/2016	735	272	6.38%, 7/15/2019	585	606
			Republic of Peru
Rental - Auto & Equipment (0.11%)			7.13%, 3/30/2019	200	217
Hertz Corp/The			Republic of Turkey
8.88%, 1/ 1/2014	80	77	7.50%, 11/ 7/2019	100	105
			Russian Foreign Bond - Eurobond
Retail - Discount (0.13%)			7.50%, 3/31/2030 (c)	302	304
Dollar General Corp			South Africa Government International Bond
11.88%, 7/15/2017	80	90	7.38%, 4/25/2012	100	109
			Turkey Government International Bond
Retail - Drug Store (0.29%)			6.88%, 3/17/2036	185	176
Rite Aid Corp			Venezuela Government International Bond
9.75%, 6/12/2016 (c)	120	127	8.50%, 10/ 8/2014	550	407
10.38%, 7/15/2016	85	82	9.25%, 9/15/2027	310	217

		209			3,904

Retail - Restaurants (0.15%)			Special Purpose Entity (0.35%)
Landry's Restaurants Inc			AES Red Oak LLC
14.00%, 8/15/2011 (c)	110	109	8.54%, 11/30/2019	205	188
			Piper Jaffray Equipment Trust Securities
Retail - Sporting Goods (0.04%)			6.00%, 9/10/2011 (b)(c)	61	57

Freedom Group Inc					245

10.25%, 8/ 1/2015 (c)	25	26
			Steel - Producers (0.83%)
Rubber - Tires (0.36%)			Evraz Group SA
Goodyear Tire & Rubber Co/The			9.50%, 4/24/2018 (c)	375	317
8.63%, 12/ 1/2011	180	182	Steel Dynamics Inc
10.50%, 5/15/2016	70	75	6.75%, 4/ 1/2015	190	180

		257	8.25%, 4/15/2016 (c)(e)	90	89

					586

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Telecommunication Services (1.24%)			Cable/Satellite TV (continued)
Globo Comunicacoe e Participacoes SA			Direct TV Holdings LLC; Term Loan
7.25%, 4/26/2022 (c)	$ 100 $	100	5.25%, 4/13/2013 (e)	$ 496 $		498

SBA Telecommunications Inc						977

8.25%, 8/15/2019 (c)	135	137
			Casino Hotels (0.27%)
Telcordia Technologies Inc
4.26%, 7/15/2012 (c)(e)	185	148	Harrah's Operating Co Inc, Term Loan B2
			3.50%, 1/28/2015 (e)	242		194
West Corp
9.50%, 10/15/2014	135	128	Chemicals - Specialty (0.31%)
Wind Acquisition Finance SA			Nalco Co, Term Loan
11.75%, 7/15/2017 (c)	340	364	6.50%, 5/ 6/2016 (e)	220		221

		877

Telephone - Integrated (2.18%)			Electric - Integrated (0.54%)
Level 3 Financing Inc			Texas Competitive Electric Holdings
9.25%, 11/ 1/2014	210	183	Company, Term Loan B3
Sprint Nextel Corp			3.80%, 10/10/2014 (e)	496		382
1.00%, 6/28/2010 (e)	200	192
			Electronic Components - Semiconductors (0.35%)
6.00%, 12/ 1/2016	250	218
			Freescale Semiconductor Inc, Term Loan B
Telefonos de Mexico SAB de CV			0.00%, 12/ 1/2013 (e)(f)	140		103
5.50%, 1/27/2015	200	204
			2.06%, 12/ 1/2013 (e)	200		146

Telemar Norte Leste SA

9.50%, 4/23/2019 (c)	320	364				249

Windstream Corp			Machinery - General Industry (0.32%)
8.63%, 8/ 1/2016	375	381	Manitowoc Company Inc, Term Loan B

		1,542	7.50%, 4/14/2014 (e)	249		224

Theaters (0.17%)			Medical - Hospitals (0.75%)
AMC Entertainment Inc			Community Health Systems Inc, Term Loan
11.00%, 2/ 1/2016	50	51	2.56%, 7/25/2014 (e)	12		11
Cinemark USA Inc			HCA Inc, Term Loan B1
8.63%, 6/15/2019 (c)	65	67	2.85%, 11/18/2013 (e)	555		521

		118				532

Transport - Services (0.46%)			Medical Products (0.44%)
TGI International Ltd			Biomet Inc, Term Loan B
9.50%, 10/ 3/2017 (c)	310	324	3.58%, 3/25/2015 (e)	328		310

Wire & Cable Products (0.16%)			Medical-Hospitals (0.31%)
Coleman Cable Inc			Community Health Systems Inc, Term Loan B

9.88%, 10/ 1/2012	135	113	2.90%, 7/25/2014 (e)	234		220

TOTAL BONDS	$ 25,317

SENIOR FLOATING RATE INTERESTS (7.78%)			Property & Casualty Insurance (0.27%)
Auto - Medium & Heavy Duty Trucks (0.14%)			Asurion Corp, Term Loan B
Oshkosh Truck Corp, Term Loan B			3.58%, 7/ 7/2014 (e)	200		192
7.34%, 12/ 6/2013 (e)	100	99
			Publishing - Periodicals (0.34%)
Auto-Cars/Light Trucks (0.77%)			Nielsen Finance LLC / Nielsen Finance Corp,
			Term Loan B
Ford Motor Co, Term Loan B			2.30%, 8/ 9/2013 (e)	262		242
0.00%, 12/16/2013 (e)(f)	200	169
3.50%, 12/16/2013 (e)	447	379	Rental - Auto & Equipment (0.22%)

		548	Rental Services Corp, Term Loan

Cable/Satellite TV (1.38%)			0.00%, 11/30/2013 (e)(f)	200		156
CSC Holdings Inc, Term Loan B
2.04%, 3/30/2013 (e)	496	479

Schedule of Investments
Global Diversified Income Fund
July 31, 2009 (unaudited)

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b)	Market value is determined in accordance with procedures established in
	(000's)	(000's)	good faith by the Board of Directors. At the end of the period, the value

			of these securities totaled $237 or 0.33% of net assets.
SENIOR FLOATING RATE INTERESTS (continued)			(c)	Security exempt from registration under Rule 144A of the Securities Act
Retail - Drug Store (0.07%)			of 1933. These securities may be resold in transactions exempt from
Rite Aid Corp, Term Loan			registration, normally to qualified institutional buyers. Unless otherwise
9.50%, 6/ 5/2015 (e)	$ 45 $	46	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $8,899 or 12.57% of net
Satellite Telecommunications (0.67%)			assets.
			(d) Security purchased on a when-issued basis.
Panamsat Corp, Term Loan B			(e) Variable Rate. Rate shown is in effect at July 31, 2009.
2.80%, 1/ 3/2014 (e)	496	471
			(f)	This Senior Floating Rate Note will settle after July 31, 2009, at which
			time the interest rate will be determined.
Theaters (0.63%)

AMC Entertainment Inc, Term Loan B			Unrealized Appreciation (Depreciation)
1.79%, 1/30/2013 (e)	233	219	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Cinemark USA Inc, Term Loan C			of investments held by the fund as of the period end were as follows:
2.23%, 3/31/2011 (e)	243	224

		443	Unrealized Appreciation	$ 11,065

TOTAL SENIOR FLOATING RATE INTERESTS	$ 5,506		Unrealized Depreciation	(664)

			Net Unrealized Appreciation (Depreciation)	10,401
CONVERTIBLE BONDS (0.02%)			Cost for federal income tax purposes	60,600
Identification Systems - Development (0.02%)			All dollar amounts are shown in thousands (000's)
L-1 Identity Solutions Inc
3.75%, 5/15/2027	20	17	Portfolio Summary (unaudited)

TOTAL CONVERTIBLE BONDS	$ 17		Country	Percent

REPURCHASE AGREEMENTS (4.99%)			United States	57.37%
Diversified Banking Institutions (4.99%)			United Kingdom	5.46%
Investment in Joint Trading Account; Bank			Hong Kong	4.60%
			Canada	3.03%
of America Repurchase Agreement; 0.16%			Australia	2.98%
dated 07/31/09 maturing 08/03/09			Netherlands	2.60%
(collateralized by Sovereign Agency			Japan	2.42%
Issues; $900,000; 0.00% - 6.08%; dated			Luxembourg	2.34%
11/16/09 - 08/17/16)	$ 882 $	882	France	2.26%
Investment in Joint Trading Account; Credit			Bermuda	1.85%
Suisse Repurchase Agreement; 0.19%			Brazil	1.65%
dated 07/31/09 maturing 08/03/09			Germany	1.39%
(collateralized by US Treasury Notes;			Singapore	1.14%
$900,000; 0.875% - 5.125%; dated			Cayman Islands	1.06%
12/31/10 - 05/15/16)	882	882	Switzerland	0.95%
Investment in Joint Trading Account;			Indonesia	0.95%
Deutsche Bank Repurchase Agreement;			Ireland	0.92%
0.19% dated 07/31/09 maturing 08/03/09			Venezuela	0.88%
(collateralized by Sovereign Agency			Mexico	0.88%
Issues; $900,000; 1.625% - 5.375%; dated			Poland	0.86%
10/16/09 - 05/28/19)	883	883	Sweden	0.69%
			Colombia	0.53%
Investment in Joint Trading Account;			Russian Federation	0.43%
Morgan Stanley Repurchase Agreement;			Greece	0.42%
0.18% dated 07/31/09 maturing 08/03/09			Spain	0.42%
(collateralized by Sovereign Agency Issue;			Liberia	0.41%
$900,000; 1.625%; dated 04/26/2011)	883	883	Turkey	0.40%

		3,530	Belgium	0.33%
			Peru	0.31%

TOTAL REPURCHASE AGREEMENTS	$ 3,530		Italy	0.22%

			El Salvador	0.19%
Total Investments	$ 71,001		South Africa	0.15%
Liabilities in Excess of Other Assets, Net - (0.32)%		(230)	Korea, Republic Of	0.15%

TOTAL NET ASSETS - 100.00%	$ 70,771		Finland	0.08%

			Liabilities in Excess of Other Assets, Net	(0.32%)

			TOTAL NET ASSETS	100.00%

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.93%)			COMMON STOCKS (continued)
Diversified Operations (0.44%)			REITS - Apartments (continued)
Wharf Holdings Ltd	5,000 $	24	Canadian Apartment Properties REIT	1,959 $	24
			Education Realty Trust Inc	2,052	10
Publicly Traded Investment Fund (0.43%)			Equity Residential	746	18
iShares Dow Jones US Real Estate Index	500	18	Essex Property Trust Inc	575	37
ProLogis European Properties	1,144	5	Home Properties Inc	1,183	42

		23	Northern Property Real Estate Investment

Real Estate Management & Services (5.45%)			Trust	1,050	19
Aeon Mall Co Ltd	1,119	24	UDR Inc	2,461	26

Castellum AB	850	6			248

Citycon Oyj	1,545	4	REITS - Diversified (20.45%)
Conwert Immobilien Invest SE (a)	2,145	19	British Land Co PLC	9,482	69
Deutsche Euroshop AG	285	9	Brixton PLC	10,591	8
Fabege AB	4,291	18	Cambridge Industrial Trust	42,000	12
Mitsubishi Estate Co Ltd	10,677	178	Canadian Real Estate Investment Trust	1,600	36
PSP Swiss Property AG (a)	534	28	Colonial Properties Trust	1,540	12
Wihlborgs Fastigheter AB	171	3	Cominar Real Estate Investment Trust	1,500	24

		289	Corio NV	747	41

Real Estate Operator & Developer (28.96%)			Derwent London PLC	997	16
Beijing Capital Land Ltd	14,000	6	Dexus Property Group	28,212	17
Brookfield Properties Corp (a)	3,000	28	Digital Realty Trust Inc	1,100	45
CapitaLand Ltd	37,868	101	Duke Realty Corp	3,390	32
China Overseas Land & Investment Ltd	53,756	133	Entertainment Properties Trust	700	19
China Resources Land Ltd	30,716	75	Eurocommercial Properties NV	643	22
FKP Property Group	58,137	27	Fonciere Des Regions	391	34
GAGFAH SA	1,041	9	Frasers Commercial Trust - Rights (a)(b)	267,000	18
Hang Lung Properties Ltd	15,476	57	Gecina SA	280	23
Henderson Land Development Co Ltd	5,000	33	Goodman Group	14,591	6
Hongkong Land Holdings Ltd	8,000	31	GPT Group	50,260	22
Hysan Development Co Ltd	24,985	68	Hammerson PLC	7,997	46
Klovern AB	2,926	8	Kenedix Realty Investment Corp	3	10
KWG Property Holding Ltd	21,020	16	Klepierre	929	27
Mitsui Fudosan Co Ltd	9,393	173	Land Securities Group PLC	6,992	62
New World Development Ltd	39,578	94	Liberty International PLC	5,077	37
NTT Urban Development Corp	6	6	Mercialys SA	411	14
Renhe Commercial Holdings Co Ltd	144,925	33	Mirvac Group	57,441	61
Shenzhen Investment Ltd	28,849	14	PS Business Parks Inc	547	28
Shimao Property Holdings Ltd	26,280	53	Segro PLC	6,917	32
Sino Land Co	18,000	37	Shaftesbury PLC	3,528	20
ST Modwen Properties PLC	3,517	12	Stockland	8,680	23
Sumitomo Realty & Development Co Ltd	5,647	116	Unibail-Rodamco SE	913	160
Sun Hung Kai Properties Ltd	22,087	336	Vastned Offices/Industrial	552	8
Tokyo Tatemono Co Ltd	5,000	25	Vornado Realty Trust	1,441	74
Yanlord Land Group Ltd	24,667	46	Wereldhave Belgium NV	130	10

		1,537	Wereldhave NV	227	18

					1,086

REITS - Apartments (4.66%)
American Campus Communities Inc	746	17	REITS - Healthcare (5.16%)
Apartment Investment & Management Co	4,005	38	HCP Inc	3,561	92
AvalonBay Communities Inc	289	17	Health Care REIT Inc	579	23

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			REITS - Shopping Centers (continued)
National Health Investors Inc	162 $	5	Link REIT/The	12,000 $	27
Nationwide Health Properties Inc	1,815	53	Macquarie CountryWide Trust	134,766	59
Omega Healthcare Investors Inc	1,451	24	RioCan Real Estate Investment Trust	2,300	33
Ventas Inc	2,184	77	Tanger Factory Outlet Centers	738	26

		274	Vastned Retail NV	199	11

REITS - Hotels (2.10%)			Westfield Group	20,453	194

Ashford Hospitality Trust Inc	3,080	9			571

Hospitality Properties Trust	1,542	24	REITS - Storage (2.91%)
Host Hotels & Resorts Inc	4,791	44	Big Yellow Group PLC	1,234	7
LaSalle Hotel Properties	1,600	24	Public Storage	1,760	128
Sunstone Hotel Investors Inc	1,864	10	U-Store-It Trust	4,005	19

		111			154

REITS - Manufactured Homes (0.79%)			REITS - Warehouse & Industrial (1.61%)
Equity Lifestyle Properties Inc	1,012	42	AMB Property Corp	1,949	38
			ProLogis	5,303	47

REITS - Office Property (7.14%)					85

Alexandria Real Estate Equities Inc	857	33
Boston Properties Inc	1,632	86	Retail - Regional Department Store (0.34%)
Brandywine Realty Trust	3,493	29	Jelmoli Holding AG	48	18
Cofinimmo	71	9	Storage & Warehousing (0.08%)
Great Portland Estates PLC	3,232	13	Safestore Holdings Plc	2,705	4

ICADE	67	6	TOTAL COMMON STOCKS	$ 5,092

ING Office Fund	22,850	9
Japan Real Estate Investment Corp	2	17		Principal
Macquarie Office Trust	91,740	18		Amount	Value
				(000's)	(000's)

Nippon Building Fund Inc	6	54
Nomura Real Estate Office Fund Inc	2	13	CONVERTIBLE BONDS (0.36%)
SL Green Realty Corp	1,766	45	REITS - Office Property (0.19%)
			Kilroy Realty LP
Societe de la Tour Eiffel	135	5	3.25%, 4/15/2012 (c)	$ 12	10
Societe Immobiliere de Location pour
l'Industrie et le Commerce	203	20	REITS - Shopping Centers (0.17%)
Tishman Speyer Office Fund	86,987	22	Acadia Realty Trust

		379	3.75%, 12/15/2026	10	9

REITS - Regional Malls (4.65%)			TOTAL CONVERTIBLE BONDS	$ 19

CBL & Associates Properties Inc	2,977	18	REPURCHASE AGREEMENTS (0.87%)
Macerich Co/The	733	14	Diversified Banking Institutions (0.87%)
Simon Property Group Inc	3,370	188	Investment in Joint Trading Account; Bank
Taubman Centers Inc	1,004	27	of America Repurchase Agreement; 0.16%

		247	dated 07/31/09 maturing 08/03/09

			(collateralized by Sovereign Agency
REITS - Shopping Centers (10.76%)			Issues; $12,000; 0.00% - 6.08%; dated
Acadia Realty Trust	1,385	19	11/16/09 - 08/17/16)	$ 11 $	11
CapitaMall Trust	21,989	24	Investment in Joint Trading Account; Credit
Developers Diversified Realty Corp	3,943	22	Suisse Repurchase Agreement; 0.19%
			dated 07/31/09 maturing 08/03/09
Federal Realty Investment Trust	1,148	65	(collateralized by US Treasury Notes;
Frasers Centrepoint Trust	26,100	19	$12,000; 0.875% - 5.125%; dated
Japan Retail Fund Investment Corp	5	25	12/31/10 - 05/15/16)	11	11
Kimco Realty Corp	3,764	37
Kite Realty Group Trust	2,977	10

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Country	Percent

	Amount	Value
	(000's)	(000's)	United States	33.47%

			Hong Kong	18.50%
REPURCHASE AGREEMENTS (continued)			Japan	12.05%
Diversified Banking Institutions (continued)			Australia	8.66%
Investment in Joint Trading Account;			United Kingdom	6.14%
Deutsche Bank Repurchase Agreement;			France	5.44%
0.19% dated 07/31/09 maturing 08/03/09			Singapore	4.13%
(collateralized by Sovereign Agency			Canada	3.08%
Issues; $12,000; 1.625% - 5.375%; dated			Netherlands	1.90%
10/16/09 - 05/28/19)	$ 12 $	12	China	1.05%
			Switzerland	0.87%
Investment in Joint Trading Account;			Sweden	0.67%
Morgan Stanley Repurchase Agreement;			Austria	0.36%
0.18% dated 07/31/09 maturing 08/03/09			Belgium	0.34%
(collateralized by Sovereign Agency Issue;			Luxembourg	0.26%
$12,000; 1.625%; dated 04/26/2011)	12	12	Germany	0.16%

		46	Finland	0.08%

			Other Assets in Excess of Liabilities, Net	2.84%

TOTAL REPURCHASE AGREEMENTS	$ 46		TOTAL NET ASSETS	100.00%

Total Investments	$ 5,157		Other Assets Summary (unaudited)

Other Assets in Excess of Liabilities, Net - 2.84%		151

			Asset Type	Percent

TOTAL NET ASSETS - 100.00%	$ 5,308		Currency Contracts	33.46%

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18 or 0.34% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $10 or 0.19% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 601
Unrealized Depreciation		(1,018)

Net Unrealized Appreciation (Depreciation)		(417)
Cost for federal income tax purposes		5,574
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		Global Real Estate Securities Fund
		July 31, 2009 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	8/11/2009	379,604	$306	$317	$11
British Pound	8/11/2009	25,431	41	42	1
Canadian Dollar	8/11/2009	4,861	4	4	-
Euro	8/11/2009	26,873	38	38	-
Hong Kong Dollar	8/11/2009	928,703	120	120	-
Japanese Yen	8/11/2009	25,070,306	265	265	-
New Zealand Dollar	8/11/2009	9,837	6	6	-
Norwegian Krone	8/11/2009	17,299	3	3	-
Singapore Dollar	8/11/2009	86,834	60	60	-
Swedish Krona	8/11/2009	70,180	9	10	1
Swiss Franc	8/11/2009	21,103	19	19	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	8/11/2009	470,063	$379	$393	$(14)
British Pound	8/11/2009	12,373	20	20	-
Canadian Dollar	8/11/2009	2,271	2	2	-
Euro	8/11/2009	40,886	57	58	(1)
Hong Kong Dollar	8/11/2009	1,660,595	215	215	-
Japanese yen	8/11/2009	10,889,849	116	115	1
Singapore Dollar	8/11/2009	122,491	85	86	(1)
Swedish Krona	8/11/2009	23,199	3	3	-

All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (3.78%)			PREFERRED STOCKS (continued)
Cable/Satellite TV (0.10%)			Reinsurance (0.18%)
Comcast Corp 6.63%	2,100 $	48	Everest Re Capital Trust II	1,000 $	21
			PartnerRe Ltd 6.50%	3,200	70

Commercial Banks (0.16%)					91

BB&T Capital Trust VI (a)	1,500	39
M&T Capital Trust IV	1,700	42	REITS - Apartments (0.09%)

		81	BRE Properties Inc - Series C	2,500	48

Electric - Integrated (0.39%)			REITS - Diversified (0.06%)
Dominion Resources Inc/VA (a)	1,000	26	PS Business Parks Inc - Series P	900	17
PPL Capital Funding Inc	2,600	65	Vornado Realty Trust - Series F	700	15

Xcel Energy Inc 7.60%	4,000	105			32

		196	REITS - Office Property (0.08%)

Finance - Investment Banker & Broker (0.13%)			HRPT Properties Trust - Series B	2,000	39
Morgan Stanley Capital Trust III	1,800	37
Morgan Stanley Capital Trust IV	1,500	31	REITS - Shopping Centers (0.11%)

		68	Regency Centers Corp 7.25%	2,000	41

			Regency Centers Corp 7.45%	600	13

Finance - Other Services (0.08%)					54

National Rural Utilities Cooperative Finance
Corp 6.10%	1,700	37	REITS - Warehouse & Industrial (0.19%)
			AMB Property Corp - Series M	3,000	57
Investment Management & Advisory Services (0.06%)			AMB Property Corp - Series P	2,000	39

Ameriprise Financial Inc (a)	1,300	30			96

Life & Health Insurance (0.47%)			Special Purpose Entity (0.16%)
Delphi Financial Group Inc 7.38%	4,000	65	Deutsche Bank Capital Funding Trust X	3,700	79
PLC Capital Trust V	5,600	95	Merrill Lynch Capital Trust II	100	2

Prudential PLC 6.50%	3,500	74			81

Prudential PLC 6.75%	100	2	Telephone - Integrated (0.20%)

		236	AT&T Inc	3,400	89

Multi-Line Insurance (0.29%)			Telephone & Data Systems Inc 7.60%	600	13

Allianz SE	1,700	41			102

ING Groep NV 6.20%	2,800	49	Television (0.10%)
ING Groep NV 8.50%	2,500	55	CBS Corp 7.25%	2,500	50

		145	TOTAL PREFERRED STOCKS	$ 1,902

Multimedia (0.06%)				Principal
Viacom Inc	1,400	31		Amount	Value
				(000's)	(000's)

Property & Casualty Insurance (0.12%)			BONDS (65.06%)
Arch Capital Group Ltd 7.88%	1,600	35	Aerospace & Defense (0.20%)
Berkley W R Capital Trust	1,100	26	Boeing Co/The

		61	3.50%, 2/15/2015	$ 35	35

Regional Banks (0.75%)			4.88%, 2/15/2020	25	25
Fleet Capital Trust VIII	3,200	64	5.88%, 2/15/2040	20	21
National City Capital Trust II	9,000	181	Northrop Grumman Corp
SunTrust Capital IX	1,000	22	3.70%, 8/ 1/2014	15	15
USB Capital XII	3,200	71	5.05%, 8/ 1/2019	5	5

Wells Fargo Capital IX	1,900	38			101

		376

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Airlines (0.19%)			Asset Backed Securities (continued)
American Airlines Pass Through Trust 2009-1A			Saxon Asset Securities Trust
10.38%, 7/ 2/2019 (b)	$ 35 $	36	0.80%, 3/25/2035 (c)	$ 250 $	185

Southwest Airlines Co 2007-1 Pass Through					4,731

Trust
6.15%, 8/ 1/2022	67	62	Automobile Sequential (2.24%)

		98	AmeriCredit Automobile Receivables Trust

			0.32%, 4/ 6/2012 (c)	80	79
Asset Backed Securities (9.40%)			Capital Auto Receivables Asset Trust
Ameriquest Mortgage Securities Inc			5.52%, 3/15/2011 (c)	245	222
0.59%, 3/25/2035 (c)	23	18	Capital One Auto Finance Trust
0.52%, 7/25/2035 (c)	7	7	0.30%, 7/15/2011 (c)	40	40
Carrington Mortgage Loan Trust			Daimler Chrysler Auto Trust
0.56%, 12/25/2035 (c)	800	622	4.71%, 9/10/2012	250	256
Chase Funding Mortgage Loan Asset-Backed			Ford Credit Auto Owner Trust
Certificates			5.30%, 6/15/2012	210	210
1.04%, 9/25/2033 (c)	66	11	5.60%, 10/15/2012	90	82
0.74%, 12/25/2033 (c)	8	7	Hyundai Auto Receivables Trust
Citigroup Mortgage Loan Trust Inc			0.69%, 1/17/2012 (c)	91	91
0.43%, 3/25/2037 (c)	625	443	WFS Financial Owner Trust
Countrywide Asset-Backed Certificates			4.50%, 5/17/2013	150	150

1.36%, 1/25/2034 (c)	194	90			1,130

0.57%, 2/25/2036 (c)	256	237
0.53%, 3/25/2036 (c)(d)	443	235	Brewery (0.26%)
0.42%, 11/25/2037 (c)	400	221	Anheuser-Busch InBev Worldwide Inc
			5.38%, 11/15/2014 (e)	125	131
First Franklin Mortgage Loan Asset Backed
Certificates
0.56%, 9/25/2035 (c)	27	26	Building Products - Cement & Aggregate (0.69%)
0.52%, 11/25/2035 (c)(d)	340	310	Martin Marietta Materials Inc
			0.64%, 4/30/2010 (c)	350	345
First-Citizens Home Equity Loan LLC
0.50%, 9/15/2022 (c)(e)	90	51	Building Products - Wood (0.19%)
Great America Leasing Receivables			Masco Corp
5.39%, 9/15/2011 (e)	89	91	0.94%, 3/12/2010 (c)	100	98
Indymac Residential Asset Backed Trust
0.47%, 4/25/2037 (c)	800	374	Cable/Satellite TV (0.63%)
JP Morgan Mortgage Acquisition Corp			Comcast Corp
0.46%, 4/25/2036 (c)	509	332	6.30%, 11/15/2017	35	39
5.45%, 11/25/2036	455	388	5.70%, 7/ 1/2019	35	37
0.37%, 3/25/2037 (c)	133	105	6.55%, 7/ 1/2039	45	49
0.43%, 3/25/2037 (c)	290	99	COX Communications Inc
Lehman XS Trust			6.75%, 3/15/2011	70	74
0.48%, 9/25/2035 (c)	132	128	5.45%, 12/15/2014	15	16
Long Beach Mortgage Loan Trust			8.38%, 3/ 1/2039 (e)	45	56
0.82%, 6/25/2034 (c)(d)	40	23	Time Warner Cable Inc
0.39%, 10/25/2036 (c)(d)	800	239	6.55%, 5/ 1/2037	40	43
0.39%, 11/25/2036 (c)	675	250	6.75%, 6/15/2039	5	5

Marriott Vacation Club Owner Trust					319

5.52%, 5/20/2029 (c)(e)	84	70
MSDWCC Heloc Trust			Cellular Telecommunications (1.21%)
0.47%, 7/25/2017 (c)	55	23	Rogers Wireless Inc
Residential Asset Mortgage Products Inc			6.38%, 3/ 1/2014	65	72
0.56%, 7/25/2035 (c)	95	80	Vodafone Group PLC
SACO I Inc			7.75%, 2/15/2010	30	31
0.43%, 6/25/2036 (c)(d)	151	66	0.97%, 6/15/2011 (c)	145	143
			0.94%, 2/27/2012 (c)	300	293

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Diversified Minerals (continued)
Vodafone Group PLC (continued)			Rio Tinto Finance USA Ltd (continued)
5.45%, 6/10/2019	$ 65 $	68	6.50%, 7/15/2018	$ 15 $		16

		607	9.00%, 5/ 1/2019	15		18

Chemicals - Diversified (0.03%)						80

EI Du Pont de Nemours & Co			Electric - Integrated (1.26%)
4.75%, 11/15/2012	15	16	Baltimore Gas & Electric Co
			5.90%, 10/ 1/2016	90		93
Commercial Banks (1.87%)			Carolina Power & Light Co
CBA Capital Trust II			8.63%, 9/15/2021	75		97
6.02%, 3/15/2036 (e)	120	83	Consolidated Edison Co of New York Inc
Credit Suisse/New York NY			4.88%, 2/ 1/2013	15		16
3.45%, 7/ 2/2012	125	127	Ohio Power Co
6.00%, 2/15/2018	20	21	0.76%, 4/ 5/2010 (c)	255		255
KeyBank NA			Oncor Electric Delivery Co
1.17%, 11/ 3/2009 (c)	300	298	6.38%, 5/ 1/2012	70		75
M&I Marshall & Ilsley Bank			7.00%, 5/ 1/2032	85		97

0.92%, 12/ 4/2012 (c)	400	270				633

Rabobank Nederland NV
11.00%, 12/29/2049 (c)(e)	123	143	Electronic Components - Semiconductors (0.45%)

		942	National Semiconductor Corp

			0.88%, 6/15/2010 (c)	250		227
Containers - Paper & Plastic (0.02%)
Bemis Co Inc			Enterprise Software & Services (0.08%)
5.65%, 8/ 1/2014	5	5	Oracle Corp
6.80%, 8/ 1/2019	5	6	5.00%, 7/ 8/2019	40		42

		11

			Finance - Auto Loans (0.79%)
Credit Card Asset Backed Securities (1.33%)			American Honda Finance Corp
Cabela's Master Credit Card Trust			0.61%, 4/20/2010 (c)(e)	400		398
4.31%, 12/16/2013 (e)	250	253
Discover Card Master Trust I			Finance - Commercial (0.76%)
0.53%, 5/15/2012 (c)	425	417	Textron Financial Corp

		670	0.79%, 2/25/2011 (c)	425		381

Diversified Banking Institutions (1.49%)
Bank of America Corp			Finance - Consumer Loans (1.38%)
6.50%, 8/ 1/2016	60	61	HSBC Finance Corp
6.00%, 9/ 1/2017	30	29	1.13%, 11/16/2009 (c)	250		249
5.75%, 12/ 1/2017	60	58	4.13%, 11/16/2009	355		357
			SLM Corp
5.65%, 5/ 1/2018	20	19	0.66%, 7/26/2010 (c)	100		88

Citigroup Inc

5.63%, 8/27/2012	50	49				694

8.13%, 7/15/2039	190	191	Finance - Credit Card (0.30%)
Goldman Sachs Group Inc/The			Capital One Bank USA NA
1.19%, 2/ 6/2012 (c)	150	146	6.50%, 6/13/2013	51		52
3.63%, 8/ 1/2012	50	51	Discover Financial Services
6.75%, 10/ 1/2037	100	101	10.25%, 7/15/2019	95		100

Morgan Stanley						152

7.30%, 5/13/2019	40	45	Finance - Investment Banker & Broker (1.95%)

		750	Bear Stearns Cos LLC/The

Diversified Minerals (0.16%)			0.85%, 11/28/2011 (c)	450		445
Rio Tinto Finance USA Ltd			Jefferies Group Inc
8.95%, 5/ 1/2014	40	46	6.45%, 6/ 8/2027	50		38

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Other (continued)
(continued)			Saxon Asset Securities Trust
Merrill Lynch & Co Inc			1.98%, 3/25/2035 (c)	$ 67 $	19
1.24%, 2/ 5/2010 (c)	$ 175 $	174	Soundview Home Equity Loan Trust
1.23%, 11/ 1/2011 (c)	200	189	0.38%, 7/25/2036 (c)	22	21
0.87%, 6/ 5/2012 (c)	150	136	Specialty Underwriting & Residential Finance

		982	1.05%, 2/25/2035 (c)	81	40

Finance - Leasing Company (0.67%)			0.52%, 3/25/2036 (c)	7	7
International Lease Finance Corp			WAMU Asset-Backed Certificates
0.91%, 1/15/2010 (c)	170	162	0.46%, 5/25/2037 (c)	340	102
0.88%, 5/24/2010 (c)	200	174	Wells Fargo Home Equity Trust

		336	0.79%, 4/25/2034 (c)	62	32

			0.57%, 10/25/2035 (c)	347	288

Food - Miscellaneous/Diversified (0.12%)					2,731

HJ Heinz Finance Co
7.13%, 8/ 1/2039 (e)	30	33	Home Equity - Sequential (0.31%)
Kraft Foods Inc			Countrywide Asset-Backed Certificates
6.25%, 6/ 1/2012	25	27	5.39%, 4/25/2036	218	83

		60	5.51%, 8/25/2036	192	73

					156

Food - Retail (0.20%)
Delhaize America Inc			Investment Companies (0.49%)
9.00%, 4/15/2031	80	100	Xstrata Finance Dubai Ltd
			1.27%, 11/13/2009 (c)(e)	250	248
Gas - Distribution (0.02%)
KeySpan Corp			Life & Health Insurance (0.90%)
7.63%, 11/15/2010	10	11	Hartford Life Global Funding Trusts
			0.80%, 9/15/2009 (c)	300	300
Home Equity - Other (5.42%)			Lincoln National Corp
Bear Stearns Asset Backed Securities Trust			5.65%, 8/27/2012	145	144
0.93%, 2/25/2034 (c)	44	15	Pacific Life Insurance Co
0.88%, 3/25/2034 (c)	149	82	9.25%, 6/15/2039 (e)	10	10

0.44%, 8/25/2036 (c)	525	173			454

0.47%, 5/25/2037 (c)	1,750	827	Medical - Drugs (0.01%)
CDC Mortgage Capital Trust			Merck & Co Inc/NJ
1.14%, 6/25/2034 (c)	143	87	5.85%, 6/30/2039	5	5
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)	214	68	Medical Instruments (0.08%)
First NLC Trust			St Jude Medical Inc
0.59%, 9/25/2035 (c)	177	162	3.75%, 7/15/2014	20	20
GMAC Mortgage Corp Loan Trust			4.88%, 7/15/2019	20	21

5.75%, 10/25/2036	273	175			41

HSI Asset Securitization Corp Trust
0.43%, 1/25/2037 (c)	775	256	Medical Products (0.07%)
MASTR Asset Backed Securities Trust			CareFusion Corp
2.76%, 8/25/2033 (c)	100	31	5.13%, 8/ 1/2014 (e)	35	36
New Century Home Equity Loan Trust
0.57%, 3/25/2035 (c)(d)	9	5	Metal - Copper (0.03%)
Option One Mortgage Loan Trust			Freeport-McMoRan Copper & Gold Inc
1.33%, 5/25/2034 (c)	98	59	8.25%, 4/ 1/2015	15	16
1.28%, 2/25/2035 (c)(d)	14	1	Mortgage Backed Securities (21.33%)
0.38%, 7/25/2036 (c)	180	123	Adjustable Rate Mortgage Trust
Residential Asset Securities Corp			0.86%, 2/25/2035 (c)	35	18
0.56%, 7/25/2035 (c)	1	1
0.43%, 9/25/2036 (c)	305	157

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc			CW Capital Cobalt Ltd
4.97%, 7/10/2043	$ 130 $	45	5.82%, 7/15/2017 (c)	$ 100 $		57
5.33%, 9/10/2045	325	328	Fannie Mae
5.31%, 10/10/2045 (c)	190	191	0.59%, 2/25/2018 (c)	63		63
5.45%, 1/15/2049	250	222	0.53%, 11/25/2022 (c)	82		81
5.69%, 4/10/2049 (c)	50	42	0.48%, 1/25/2023 (c)	100		99
5.49%, 2/10/2051	200	157	0.59%, 2/25/2032 (c)	90		89
Banc of America Funding Corp			0.53%, 3/25/2035 (c)	136		134
0.37%, 7/20/2036 (c)	263	228	6.80%, 3/25/2039	108		115
0.57%, 7/20/2036 (c)	272	52	6.50%, 2/25/2047	121		129
Bear Stearns Commercial Mortgage Securities			Fannie Mae Whole Loan
7.00%, 5/20/2030	111	117	0.48%, 5/25/2035 (c)(d)	159		152
3.97%, 11/11/2035	15	15	First Union National Bank Commercial
0.46%, 5/11/2039 (c)(e)	2,851	24	Mortgage Securities Inc
Bella Vista Mortgage Trust			8.09%, 5/17/2032	65		66
0.59%, 1/22/2045 (c)	240	123	5.59%, 2/12/2034	14		14
Chase Mortgage Finance Corp			6.14%, 2/12/2034	150		158
4.05%, 7/25/2037 (c)(d)	118	76	Freddie Mac
Citigroup / Deutsche Bank Commercial			0.74%, 6/15/2023 (c)	101		99
Mortgage Trust			0.69%, 7/15/2023 (c)	517		509
0.42%, 10/15/2048 (c)	7,281	106	0.64%, 2/15/2030 (c)	78		77
0.33%, 12/11/2049 (c)	6,588	71	5.50%, 9/15/2031 (c)	325		338
Citigroup Commercial Mortgage Trust			GE Capital Commercial Mortgage Corp
0.51%, 10/15/2049 (c)	4,381	74	0.21%, 5/10/2014	10,773		78
6.10%, 12/10/2049 (c)	150	149	4.97%, 8/11/2036	29		30
Commercial Mortgage Loan Trust			0.59%, 3/10/2040 (c)(e)	1,192		11
6.02%, 9/10/2017 (c)	350	278	5.33%, 11/10/2045 (c)	195		63
Commercial Mortgage Pass Through Certificates			Ginnie Mae
0.10%, 12/10/2046 (c)(e)	3,854	25	1.06%, 2/16/2047 (c)	2,070		96
5.25%, 12/10/2046	100	100	0.82%, 3/16/2047 (c)	1,781		90
5.82%, 12/10/2049 (c)	425	76	GMAC Commercial Mortgage Securities Inc
Countrywide Alternative Loan Trust			6.96%, 9/15/2035	146		151
0.51%, 5/25/2035 (c)	77	39	0.83%, 3/10/2038 (c)(e)	896		12
Countrywide Asset-Backed Certificates			Greenpoint Mortgage Funding Trust
0.56%, 11/25/2035 (c)	48	36	0.59%, 6/25/2045 (c)	59		10
0.56%, 1/25/2036 (c)(d)	299	219	Greenwich Capital Commercial Funding Corp
Credit Suisse Mortgage Capital Certificates			5.92%, 7/10/2038 (c)	230		115
5.83%, 6/15/2038 (c)	170	136	GSR Mortgage Loan Trust
0.57%, 9/15/2039 (e)	4,892	90	0.65%, 12/25/2035 (c)	33		14
5.47%, 9/15/2039	200	153	0.55%, 8/25/2046 (c)	532		135
0.66%, 12/15/2039 (c)	5,833	124	Impac CMB Trust
5.42%, 2/15/2040	150	79	1.28%, 10/25/2033 (c)	24		14
5.69%, 9/15/2040 (c)	300	214	0.60%, 4/25/2035 (c)	41		12
5.87%, 9/15/2040	300	150	0.71%, 4/25/2035 (c)	42		6
6.22%, 2/15/2041 (c)(e)	350	175	Indymac Index Mortgage Loan Trust
CS First Boston Mortgage Securities Corp			0.88%, 4/25/2034 (c)	19		13
1.06%, 3/15/2036 (c)(e)	784	6	0.52%, 4/25/2035 (c)	54		28
0.23%, 5/15/2036 (c)(e)	822	4	0.47%, 2/25/2037 (c)	625		256
0.57%, 7/15/2036 (c)(e)	865	10	0.52%, 6/25/2037 (c)(d)	498		225
0.36%, 11/15/2037 (c)(e)	1,918	26	JP Morgan Chase Commercial Mortgage
7.87%, 9/15/2041 (c)	40	40	Securities Corp
			5.12%, 9/12/2037 (c)	100		23

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage			WaMu Mortgage Pass Through Certificates
Securities Corp (continued)			(continued)
1.09%, 1/12/2039 (c)(e)	$ 801 $	11	0.52%, 4/25/2045 (c)	$ 28 $	17
5.45%, 6/12/2041 (c)	285	151	0.57%, 7/25/2045 (c)	72	39
0.33%, 1/15/2042 (c)(e)	1,888	20	0.66%, 11/25/2045 (c)(d)	219	178
5.44%, 5/15/2045 (c)	65	39	Wells Fargo Mortgage Backed Securities Trust
6.10%, 2/12/2051 (c)	40	16	4.84%, 10/25/2035 (c)	274	222

6.20%, 2/12/2051 (c)(e)	230	53			10,738

5.88%, 2/15/2051	360	284	Multi-Line Insurance (0.51%)
LB-UBS Commercial Mortgage Trust			ING Groep NV
6.06%, 6/15/2020	7	7	5.78%, 12/29/2049	410	258
0.43%, 3/15/2036 (c)(e)	533	12
1.05%, 3/15/2036 (c)(e)	1,380	21	Multimedia (0.40%)
0.51%, 8/15/2036 (c)(e)	582	6	Time Warner Inc
Merrill Lynch / Countrywide Commercial			1.15%, 11/13/2009 (c)	200	199
Mortgage Trust
5.75%, 6/12/2050 (c)	425	96	Mutual Insurance (0.01%)
5.33%, 3/12/2051 (c)	150	146	Liberty Mutual Group Inc
Merrill Lynch Mortgage Trust			7.25%, 9/ 1/2012 (e)	3	3
0.46%, 2/12/2042 (c)	1,306	11
Morgan Stanley Capital I			Non-Hazardous Waste Disposal (0.09%)
0.99%, 1/13/2041 (c)(e)	575	11	Allied Waste North America Inc
0.51%, 5/24/2043 (c)(e)	425	304	6.13%, 2/15/2014	45	46
0.12%, 12/15/2043 (c)(e)	2,750	20	Oil - Field Services (0.18%)
5.36%, 3/15/2044 (c)	575	461	Weatherford International Ltd
5.63%, 4/12/2049 (c)	300	232	9.63%, 3/ 1/2019	75	93
5.63%, 4/12/2049 (c)	135	32
Morgan Stanley Dean Witter Capital I			Oil Company - Exploration & Production (0.31%)
6.54%, 2/15/2031	24	25	Anadarko Petroleum Corp
Morgan Stanley Reremic Trust			6.95%, 6/15/2019	45	49
5.81%, 8/12/2045 (e)	25	22	7.95%, 6/15/2039	35	41
Nomura Asset Acceptance Corp			Nexen Inc
0.64%, 2/25/2035 (c)	18	14	7.50%, 7/30/2039	60	64

Structured Adjustable Rate Mortgage Loan Trust					154

0.98%, 8/25/2034 (c)(d)	193	15
Structured Asset Mortgage Investments Inc			Oil Company - Integrated (0.02%)
0.59%, 5/25/2045 (c)	63	16	Suncor Energy Inc
0.60%, 9/25/2045 (c)	86	45	6.50%, 6/15/2038	10	10
Structured Asset Securities Corp			Pipelines (0.50%)
5.50%, 6/25/2036 (c)	325	83
			Enbridge Energy Partners LP
Wachovia Bank Commercial Mortgage Trust			9.88%, 3/ 1/2019	15	19
0.32%, 11/15/2035 (e)	4,227	33
			Kinder Morgan Energy Partners LP
0.17%, 1/15/2041 (c)(e)	675	2	6.95%, 1/15/2038	40	43
5.48%, 12/15/2043	80	18	ONEOK Partners LP
5.80%, 7/15/2045	345	224	8.63%, 3/ 1/2019	10	12
WAMU Commercial Mortgage Securities Trust			Rockies Express Pipeline LLC
3.83%, 1/25/2035 (e)	51	51	4.25%, 8/20/2009 (c)(e)	180	180

WaMu Mortgage Pass Through Certificates					254

0.92%, 12/25/2027 (c)	145	111
4.68%, 5/25/2035 (c)	75	60	Property & Casualty Insurance (0.16%)
0.60%, 1/25/2045 (c)	51	27	WR Berkley Corp
			6.25%, 2/15/2037	115	80
0.82%, 1/25/2045 (c)	168	23

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Quarrying (0.40%)			Special Purpose Entity (0.19%)
Vulcan Materials Co			OMX Timber Finance Investments I LLC
1.88%, 12/15/2010 (c)	$ 200 $	199	5.42%, 1/29/2020 (b)(c)(e)	$ 100 $	94

Regional Banks (1.44%)			Steel - Producers (0.17%)
Capital One Financial Corp			Ispat Inland ULC
0.93%, 9/10/2009 (c)	250	250	9.75%, 4/ 1/2014	80	84
PNC Funding Corp
0.63%, 1/31/2012 (c)	450	424	Telephone - Integrated (1.62%)
Wells Fargo & Co			AT&T Inc
1.01%, 8/20/2010 (c)	50	50	5.80%, 2/15/2019	35	38

		724	British Telecommunications PLC

			9.62%, 12/15/2030 (c)	5	6
Reinsurance (0.10%)			Telecom Italia Capital SA
Swiss Re Solutions Holding Corp			1.51%, 2/ 1/2011 (c)	70	68
6.45%, 3/ 1/2019	30	26	1.12%, 7/18/2011 (c)	150	145
7.75%, 6/15/2030	30	25	5.25%, 11/15/2013	75	77

		51	7.18%, 6/18/2019	75	84

REITS - Office Property (0.33%)			6.38%, 11/15/2033	195	190
Brandywine Operating Partnership LP			Telefonica Emisiones SAU
5.63%, 12/15/2010	79	77	1.35%, 2/ 4/2013 (c)	155	149
HRPT Properties Trust			5.88%, 7/15/2019	5	6
1.22%, 3/16/2011 (c)	100	88	Telefonica Europe BV

		165	7.75%, 9/15/2010	50	53

REITS - Warehouse & Industrial (0.50%)					816

ProLogis			Tobacco (0.24%)
0.91%, 8/24/2009 (c)	250	250	Altria Group Inc
			9.70%, 11/10/2018	100	122
Rental - Auto & Equipment (0.25%)
Erac USA Finance Co			Tools - Hand Held (0.44%)
0.91%, 8/28/2009 (c)(e)	125	125	Snap-On Inc
			0.64%, 1/12/2010 (c)	225	223

Retail - Drug Store (0.08%)			TOTAL BONDS	$ 32,759

CVS Pass-Through Trust
8.35%, 7/10/2031 (e)	40	41	SENIOR FLOATING RATE INTERESTS (0.99%)
			Retail-Building Products (0.99%)
Retail - Major Department Store (0.06%)			HD Supply Inc, Term Loan B
TJX Cos Inc			1.56%, 8/30/2012 (c)	550	500

4.20%, 8/15/2015	30	31	TOTAL SENIOR FLOATING RATE INTERESTS	$ 500

Retail - Restaurants (0.19%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Darden Restaurants Inc			OBLIGATIONS (54.28%)
6.80%, 10/15/2037 (c)	25	23	Federal Home Loan Mortgage Corporation
			(FHLMC) (13.76%)
Yum! Brands Inc			4.50%, 8/ 1/2024 (f)	725	744
6.25%, 3/15/2018	50	53	5.00%, 8/ 1/2024 (f)	310	322
6.88%, 11/15/2037	20	21	5.00%, 8/ 1/2039 (f)	2,115	2,163

		97	5.50%, 8/ 1/2039 (f)	2,300	2,382

Special Purpose Banks (0.34%)			6.00%, 8/ 1/2039 (f)	550	576
Export-Import Bank of Korea			6.50%, 12/ 1/2015	4	5
4.50%, 8/12/2009	60	60	7.50%, 12/ 1/2015	8	9
Korea Development Bank/Republic of Korea			6.50%, 3/ 1/2029	44	47
0.91%, 10/20/2009 (c)	110	110	7.50%, 10/ 1/2030	20	22

		170	8.00%, 11/ 1/2030	1	1

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Government National Mortgage Association
(FHLMC) (continued)			(GNMA) (continued)
7.00%, 12/ 1/2030	$ 11 $	12	6.50%, 2/20/2032	$ 8 $	8
7.50%, 12/ 1/2030	3	3	6.50%, 5/20/2032	2	3

6.50%, 5/ 1/2031	18	19			2,081

6.50%, 10/ 1/2031	7	7	U.S. Treasury (14.93%)
7.00%, 1/ 1/2032	12	14	3.38%, 6/30/2013 (g)	700	735
6.50%, 2/ 1/2032	7	7	4.00%, 2/15/2015	1,000	1,065
7.50%, 4/ 1/2032	10	11	2.63%, 2/29/2016	1,000	974
6.50%, 5/ 1/2032	17	18	4.75%, 8/15/2017	1,325	1,458
6.50%, 5/ 1/2032	4	4	4.00%, 8/15/2018	880	916
5.50%, 5/ 1/2038	22	23	3.13%, 5/15/2019	90	87
4.49%, 6/ 1/2035 (c)	205	208	6.25%, 8/15/2023	1,250	1,528
5.44%, 12/ 1/2035 (c)	177	186	4.38%, 2/15/2038	750	757

5.64%, 5/ 1/2037	137	143			7,520

		6,926

			U.S. Treasury Inflation-Indexed Obligations (1.70%)
Federal National Mortgage Association (FNMA) (19.76%)			2.00%, 1/15/2014	839	856

4.50%, 8/ 1/2024 (f)	525	539	TOTAL U.S. GOVERNMENT & GOVERNMENT
5.00%, 8/ 1/2024 (f)	750	779	AGENCY OBLIGATIONS	$ 27,330

5.50%, 8/ 1/2024 (f)	350	367	REPURCHASE AGREEMENTS (9.94%)
4.00%, 8/ 1/2039 (f)	150	147	Diversified Banking Institutions (9.94%)
4.50%, 8/ 1/2039 (f)	1,000	1,006	Investment in Joint Trading Account; Bank
5.00%, 8/ 1/2039 (f)	530	542	of America Repurchase Agreement; 0.16%
5.50%, 8/ 1/2039	2,900	3,004	dated 07/31/09 maturing 08/03/09
6.00%, 8/ 1/2039 (f)	2,360	2,473	(collateralized by Sovereign Agency
			Issues; $1,277,000; 0.00% - 6.08%; dated
6.50%, 8/ 1/2039 (f)	500	535	11/16/09 - 08/17/16)	$ 1,252 $	1,252
6.00%, 10/ 1/2016	8	8	Investment in Joint Trading Account; Credit
5.50%, 7/ 1/2023	42	44	Suisse Repurchase Agreement; 0.19%
6.50%, 12/ 1/2031	12	13	dated 07/31/09 maturing 08/03/09
3.93%, 6/ 1/2034 (c)	42	43	(collateralized by US Treasury Notes;
			$1,277,000; 0.875% - 5.125%; dated
3.85%, 7/ 1/2034 (c)	23	23	12/31/10 - 05/15/16)	1,251	1,251
4.31%, 12/ 1/2034 (c)	67	69	Investment in Joint Trading Account;
5.00%, 7/ 1/2035	19	20	Deutsche Bank Repurchase Agreement;
3.38%, 3/ 1/2036 (c)	167	171	0.19% dated 07/31/09 maturing 08/03/09
6.50%, 8/ 1/2036	22	23	(collateralized by Sovereign Agency
			Issues; $1,277,000; 1.625% - 5.375%;
6.50%, 7/ 1/2037	35	38	dated 10/16/09 - 05/28/19)	1,252	1,252
6.50%, 7/ 1/2037	46	49	Investment in Joint Trading Account;
6.50%, 1/ 1/2038	19	21	Morgan Stanley Repurchase Agreement;
6.50%, 2/ 1/2038	31	33	0.18% dated 07/31/09 maturing 08/03/09

			(collateralized by Sovereign Agency Issue;
		9,947	$1,277,000; 1.625%; dated 04/26/2011)	1,252	1,252

Government National Mortgage Association					5,007

(GNMA) (4.13%)
5.00%, 8/ 1/2039 (f)	520	534	TOTAL REPURCHASE AGREEMENTS	$ 5,007

5.50%, 8/ 1/2039 (f)	820	853	Total Investments	$ 67,498
6.00%, 8/ 1/2039 (f)	580	609	Liabilities in Excess of Other Assets, Net - (34.05)%		(17,146)

7.00%, 7/15/2031	12	13	TOTAL NET ASSETS - 100.00%	$ 50,352

6.00%, 7/15/2032	13	14
6.00%, 12/15/2032	29	30
6.50%, 10/20/2028	14	15
8.00%, 8/20/2029	2	2

	Schedule of Investments
	High Quality Intermediate-Term Bond Fund
	July 31, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $130 or 0.26% of net assets.
(c) Variable Rate. Rate shown is in effect at July 31, 2009.
(d) Security is Illiquid
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,995 or 5.95% of net assets.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $44 or 0.09% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 883
Unrealized Depreciation	(12,752)

Net Unrealized Appreciation (Depreciation)	(11,869)
Cost for federal income tax purposes	79,367
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	58.97%
Financial	27.03%
Asset Backed Securities	18.71%
Government	16.63%
Communications	4.32%
Utilities	1.67%
Industrial	1.64%
Consumer, Cyclical	1.53%
Consumer, Non-cyclical	1.23%
Energy	1.01%
Basic Materials	0.78%
Technology	0.53%
Liabilities in Excess of Other Assets, Net	(34.05%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.79%
Credit Default Swaps	0.32%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; September 2009	Buy	16	$ 1,892	$ 1,877	$ (15)
US 5 Year Note; September 2009	Buy	9	1,050	1,038	(12)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Quality Intermediate-Term Bond Fund
July 31, 2009 (unaudited)

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	CDX.NA.IG.10	Sell	1.55%	06/20/2013 $	3,416	$ (22)
UBS AG	CDX.NA.IG.10	Sell	1.55%	06/20/2013	2,440	(18)
UBS AG	CDX.NA.IG.11	Sell	1.50%	12/20/2013	5,000	123

All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (2.60%)			CONVERTIBLE PREFERRED STOCKS (0.48%)
Applications Software (0.01%)			Airlines (0.16%)
Jingwei International Ltd (a)	400,000 $	372	Continental Airlines Finance Trust II	280,000 $	4,375

Auto - Medium & Heavy Duty Trucks (0.86%)			Reinsurance (0.32%)
New Flyer Industries Inc (b)	2,733,500	22,584	Aspen Insurance Holdings Ltd	177,000	8,361

			TOTAL CONVERTIBLE PREFERRED STOCKS	$ 12,736

Building - Residential & Commercial (0.08%)
Desarrolladora Homex SAB de CV ADR (a)	56,100	1,976	PREFERRED STOCKS (0.07%)
			Finance - Mortgage Loan/Banker (0.07%)
Cable/Satellite TV (0.09%)			Freddie Mac 8.38%; Series Z (a)	1,300,000	1,703

Time Warner Cable Inc	72,064	2,383	TOTAL PREFERRED STOCKS	$ 1,703

				Principal
Casino Hotels (0.00%)
				Amount	Value
Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-		(000's)	(000's)

(c)(d)
			BONDS (74.42%)
Food - Catering (0.04%)			Agricultural Operations (0.58%)
FU JI Food and Catering Services Holdings			Southern States Cooperative Inc
Ltd (c)	962,000	943	11.00%, 11/ 1/2011 (c)(d)(e)(f)	$ 16,500	15,180

Food - Dairy Products (0.16%)			Airlines (0.81%)
American Dairy Inc (a)	161,200	4,301	American Airlines Pass Through Trust 2001-02
			7.86%, 10/ 1/2011	5,500	5,197
Food - Miscellaneous/Diversified (0.66%)			American Airlines Pass Through Trust 2009-1A
B&G Foods Inc	658,400	10,028	10.38%, 7/ 2/2019 (c)	7,795	8,029
China Foods Ltd	5,050,000	3,121	Continental Airlines Inc
Zhongpin Inc (a)	346,500	4,168	7.34%, 4/19/2014	11,098	8,095

		17,317			21,321

Medical - Biomedical/Gene (0.10%)			Apparel Manufacturers (0.01%)
American Oriental Bioengineering Inc (a)	422,600	2,569	Quiksilver Inc
			6.88%, 4/15/2015	615	403
Neuro-Hitech Inc - Warrants (a)(c)(d)	125,000	-
Neuro-Hitech Inc (a)	250,000	8	Appliances (0.87%)

		2,577	ALH Finance LLC / ALH Finance Corp

Satellite Telecommunications (0.00%)			8.50%, 1/15/2013	25,000	22,813
ICO Global Communications Holdings Ltd (a)	189,757	85
			Applications Software (0.63%)
Special Purpose Entity (0.01%)			SS&C Technologies Inc
Adelphia Recovery Trust (a)	5,641,292	119	11.75%, 12/ 1/2013	16,000	16,480

Adelphia Recovery Trust (a)(c)	2,437,336	-	Auto - Medium & Heavy Duty Trucks (0.47%)
Neoview Holdings Inc - Warrants (a)(c)(d)	120,000	-	New Flyer Industries Ltd

			14.00%, 8/19/2020 (c)(d)(f)	13,600	12,498
		119

Therapeutics (0.00%)			Auto/Truck Parts & Equipment - Original (0.20%)
Vion Pharmaceuticals Inc - Warrants (a)(c)	130,000	-	Accuride Corp
Vion Pharmaceuticals Inc (a)	50,938	112	8.50%, 2/ 1/2015	26,000	4,615
			Tenneco Inc
Transport - Marine (0.23%)			8.63%, 11/15/2014	615	529

Teekay LNG Partners LP	272,000	6,036			5,144

			Beverages - Wine & Spirits (0.84%)
Transport - Services (0.36%)			Beverages & More Inc
Student Transportation of America Inc (b)	1,273,900	9,460	9.25%, 3/ 1/2012 (d)(f)	17,500	15,750

TOTAL COMMON STOCKS	$ 68,265

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Beverages - Wine & Spirits (continued)			Chemicals - Specialty (0.01%)
Constellation Brands Inc			Nalco Co
7.25%, 9/ 1/2016	$ 6,400 $	6,272	7.75%, 11/15/2011	$ 176 $	177

		22,022

			Coal (0.28%)
Cable TV (0.01%)			Arch Coal Inc
Adelphia Communications Corp			8.75%, 8/ 1/2016 (f)	7,325	7,398
0.00%, 6/15/2011 (a)	5,650	113
Frontiervision			Commercial Banks (0.22%)
0.00%, 9/15/2010 (a)(c)	9,250	278	KeyBank NA
Frontiervision Operating PRT			7.41%, 5/ 6/2015	6,000	5,707
0.00%, 10/15/2010 (a)(c)	7,250	-

		391	Commercial Services (0.83%)

Cable/Satellite TV (0.34%)			Ceridian Corp
Charter Communications Operating LLC /			11.25%, 11/15/2015 (e)	25,500	21,739
Charter Communications Operating Capital
10.00%, 4/30/2012 (f)	615	613	Containers - Metal & Glass (1.00%)
UPC Holding BV			Crown Americas LLC / Crown Americas
9.88%, 4/15/2018 (f)	8,250	8,209	Capital Corp

			7.75%, 11/15/2015	12,000	12,180
		8,822

			Crown Cork & Seal Co Inc
Casino Hotels (1.08%)			8.00%, 4/15/2023	5,500	5,115
Harrah's Operating Escrow LLC / Harrah's			7.38%, 12/15/2026	10,500	9,056

Escrow Corp					26,351

11.25%, 6/ 1/2017 (f)	4,440	4,495
MGM Mirage			Containers - Paper & Plastic (0.89%)
13.00%, 11/15/2013 (f)	19,000	21,422	Graphic Packaging International Inc
5.88%, 2/27/2014	615	443	8.50%, 8/15/2011	9,634	9,658
10.38%, 5/15/2014 (f)	1,830	1,963	9.50%, 8/15/2013	2,000	1,993

		28,323	9.50%, 6/15/2017 (f)	8,920	8,875

			Plastipak Holdings Inc
Casino Services (1.79%)			10.63%, 8/15/2019 (f)	2,955	3,014

OED Corp/Diamond Jo LLC					23,540

8.75%, 4/15/2012	23,525	24,231
Peninsula Gaming LLC			Cruise Lines (0.98%)
8.38%, 8/15/2015 (f)(g)	7,790	7,790	Royal Caribbean Cruises Ltd
10.75%, 8/15/2017 (f)(g)	11,010	10,693	8.75%, 2/ 2/2011	14,000	14,000
Scientific Games International Inc			7.25%, 3/15/2018	15,000	11,850

9.25%, 6/15/2019 (f)	4,320	4,471			25,850

		47,185	Dialysis Centers (1.14%)

Cellular Telecommunications (2.12%)			DaVita Inc
Cricket Communications Inc			6.63%, 3/15/2013	30,500	29,966
7.75%, 5/15/2016 (f)	9,900	9,851
Digicel Group Ltd			Diversified Banking Institutions (3.02%)
12.00%, 4/ 1/2014 (f)	5,715	6,029	Bank of America Corp
9.13%, 1/15/2015 (f)	8,450	7,351	8.00%, 12/29/2049 (e)	51,500	44,047
Nextel Communications Inc			JP Morgan Chase & Co
7.38%, 8/ 1/2015	36,325	32,602	7.90%, 4/29/2049 (e)	37,300	35,454

		55,833			79,501

Chemicals - Diversified (0.30%)			Diversified Minerals (1.85%)
Dow Chemical Co/The			Rio Tinto Finance USA Ltd
8.55%, 5/15/2019	7,135	7,828	9.00%, 5/ 1/2019	2,150	2,529
			Teck Resources Ltd
			9.75%, 5/15/2014 (f)	5,180	5,763
			10.25%, 5/15/2016 (f)	10,345	11,716

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Minerals (continued)			Finance - Commercial (0.67%)
Teck Resources Ltd (continued)			CIT Group Inc
10.75%, 5/15/2019 (f)	$ 24,725 $	28,774	0.78%, 7/28/2011 (e)	$ 14,000 $	7,629

		48,782	5.00%, 2/13/2014	8,000	4,293

Diversified Operations & Commercial Services (1.23%)			5.40%, 1/30/2016	5,500	2,986
Aramark Corp			5.85%, 9/15/2016	5,000	2,640

8.50%, 2/ 1/2015	32,000	32,240			17,548

			Finance - Credit Card (0.64%)
Electric - Generation (0.13%)			Discover Financial Services
AES Corp/The			6.45%, 6/12/2017	20,000	16,741
8.75%, 5/15/2013 (f)	1	1
Elwood Energy LLC			Finance - Leasing Company (0.05%)
8.16%, 7/ 5/2026	3,860	3,309	DVI Inc

		3,310	0.00%, 2/ 1/2004 (a)(c)(d)	8,575	686

Electric - Integrated (2.62%)			0.00%, 2/ 1/2004 (a)(c)(d)	6,850	623

CILCORP Inc					1,309

9.38%, 10/15/2029	3,000	3,690	Finance - Mortgage Loan/Banker (0.95%)
CMS Energy Corp			Fannie Mae
8.75%, 6/15/2019	1,275	1,339	2.75%, 3/13/2014 (h)	25,000	25,042
Duquesne Light Holdings Inc
5.50%, 8/15/2015	20,000	17,003	Food - Miscellaneous/Diversified (0.53%)
Mirant Americas Generation LLC			B&G Foods Inc
8.50%, 10/ 1/2021	35,000	29,575	8.00%, 10/ 1/2011	9,000	9,045
NV Energy Inc			12.00%, 10/30/2016 (c)	620	4,963

6.75%, 8/15/2017	18,600	17,220			14,008

TECO Energy Inc
7.50%, 6/15/2010	1	1	Food - Retail (0.22%)

		68,828	Ahold Finance USA Inc

			8.25%, 7/15/2010	615	633
Electronic Components - Miscellaneous (0.02%)			Great Atlantic & Pacific Tea Co
Flextronics International Ltd			11.38%, 8/ 1/2015 (f)(g)	3,670	3,693
6.50%, 5/15/2013	434	417	Ingles Markets Inc
			8.88%, 5/15/2017 (f)	1,335	1,351

Electronic Measurement Instruments (0.40%)
					5,677

Agilent Technologies Inc
6.50%, 11/ 1/2017	11,500	10,504	Gambling (Non-Hotel) (0.42%)
			Pinnacle Entertainment Inc
Electronics - Military (0.85%)			7.50%, 6/15/2015	10,935	9,705
L-3 Communications Corp			8.63%, 8/ 1/2017 (f)(g)	1,465	1,465

5.88%, 1/15/2015	14,000	13,265			11,170

6.38%, 10/15/2015	9,500	9,120

		22,385	Home Furnishings (0.02%)

			Sealy Mattress Co
Finance - Auto Loans (2.36%)			8.25%, 6/15/2014	615	561
Ford Motor Credit Co LLC
7.38%, 10/28/2009	4,945	4,936	Hotels & Motels (0.72%)
2.08%, 1/15/2010 (e)	10,175	9,971	Wyndham Worldwide Corp
7.25%, 10/25/2011	10,000	9,390	9.88%, 5/ 1/2014	18,160	18,822
7.50%, 8/ 1/2012 (g)	14,125	13,037
7.00%, 10/ 1/2013	5,615	5,021	Independent Power Producer (1.49%)
			NRG Energy Inc
8.00%, 6/ 1/2014	5,510	5,089	7.25%, 2/ 1/2014	10,250	10,070
General Motors Acceptance Corp of Canada Ltd			7.38%, 2/ 1/2016	14,500	14,029
7.13%, 9/13/2011	20,000	14,636

		62,080	8.50%, 6/15/2019	8,785	8,642

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Independent Power Producer (continued)			MRI - Medical Diagnostic Imaging (1.33%)
Orion Power Holdings Inc			Alliance HealthCare Services Inc
12.00%, 5/ 1/2010	$ 2,500 $	2,588	7.25%, 12/15/2012	$ 36,000 $	34,920
RRI Energy Inc
6.75%, 12/15/2014	3,824	3,776	Music (0.64%)

		39,105	WMG Acquisition Corp

			9.50%, 6/15/2016 (f)	15,950	16,907
Investment Management & Advisory Services (0.36%)
Janus Capital Group Inc			Mutual Insurance (0.21%)
6.95%, 6/15/2017 (e)	10,550	9,426	Liberty Mutual Group Inc
			10.75%, 6/15/2058 (e)(f)	6,515	5,489
Medical - Biomedical/Gene (0.14%)
Bio-Rad Laboratories Inc			Oil Company - Exploration & Production (2.70%)
8.00%, 9/15/2016 (f)	3,600	3,681	Chesapeake Energy Corp
			6.88%, 1/15/2016	14,000	13,160
Medical - Drugs (1.64%)			6.50%, 8/15/2017	11,500	10,408
Axcan Intermediate Holdings Inc
9.25%, 3/ 1/2015	2,730	2,826	Linn Energy LLC
			9.88%, 7/ 1/2018	34,000	31,960
12.75%, 3/ 1/2016	2,615	2,739	OPTI Canada Inc
Elan Finance PLC / Elan Finance Corp			7.88%, 12/15/2014	3,295	2,158
7.75%, 11/15/2011	22,500	22,331	Petroleum Development Corp
8.88%, 12/ 1/2013	15,500	15,190	12.00%, 2/15/2018	5,825	5,184

		43,086	Quicksilver Resources Inc

Medical - HMO (1.20%)			11.75%, 1/ 1/2016	7,353	8,061

Multiplan Inc					70,931

10.38%, 4/15/2016 (f)	33,000	31,680	Oil Refining & Marketing (0.87%)
			Tesoro Corp
Medical - Hospitals (4.54%)			6.63%, 11/ 1/2015	25,500	22,950
HCA Inc
9.63%, 11/15/2016	6,000	6,255	Paper & Related Products (0.47%)
7.50%, 11/ 6/2033	16,000	11,069	Cascades Inc
HCA Inc/DE			7.25%, 2/15/2013	1,500	1,369
6.50%, 2/15/2016	10,000	8,875	Domtar Corp
9.25%, 11/15/2016	31,500	32,839	10.75%, 6/ 1/2017	10,965	11,129

IASIS Healthcare LLC / IASIS Capital Corp					12,498

8.75%, 6/15/2014	33,750	33,581
Tenet Healthcare Corp			Pharmacy Services (0.90%)
9.25%, 2/ 1/2015 (e)	27,000	26,730	Omnicare Inc

		119,349	6.13%, 6/ 1/2013	12,350	11,547

			6.88%, 12/15/2015	13,000	12,123

Medical - Outpatient & Home Medical Care (0.13%)					23,670

Select Medical Corp
7.63%, 2/ 1/2015	4,000	3,460	Physical Therapy & Rehabilitation Centers (1.73%)
			Healthsouth Corp
Medical Products (0.22%)			10.75%, 6/15/2016	43,500	45,566
Angiotech Pharmaceuticals Inc
4.42%, 12/ 1/2013 (e)	7,435	5,911	Physician Practice Management (0.16%)
			US Oncology Inc
Mortgage Backed Securities (0.13%)			9.13%, 8/15/2017 (f)	4,000	4,130
JP Morgan Chase Commercial Mortgage
Securities Corp			Pipelines (2.35%)
0.04%, 1/12/2043 (e)	783,937	511	Dynegy Holdings Inc
Morgan Stanley Reremic Trust			8.38%, 5/ 1/2016	34,345	29,880
5.81%, 8/12/2045 (f)	5,000	2,962	El Paso Natural Gas Co

		3,473	8.38%, 6/15/2032	12,500	14,736

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Pipelines (continued)			Retail - Automobile (continued)
Energy Maintenance Services Group LLC			United Auto Group
11.50%, 3/ 1/2014 (c)(d)	$ 12,298 $	9,346	7.75%, 12/15/2016	$ 21,500 $	18,275

MarkWest Energy Partners LP / MarkWest					52,492

Energy Finance Corp
6.88%, 11/ 1/2014 (f)	6,820	6,002	Retail - Drug Store (0.32%)
8.75%, 4/15/2018	2,035	1,893	Rite Aid Corp

		61,857	10.38%, 7/15/2016	8,830	8,521

Publishing - Periodicals (1.50%)			Retail - Regional Department Store (0.87%)
Nielsen Finance LLC / Nielsen Finance Co			Neiman Marcus Group Inc/The
11.63%, 2/ 1/2014	8,000	8,420	9.00%, 10/15/2015	645	478
10.00%, 8/ 1/2014	31,000	31,155	10.38%, 10/15/2015	31,000	22,320

		39,575			22,798

Radio (0.38%)			Retail - Restaurants (0.47%)
Sirius Satellite Radio Inc			Landry's Restaurants Inc
9.63%, 8/ 1/2013	12,000	10,050	14.00%, 8/15/2011 (f)	12,335	12,242

Regional Banks (1.81%)			Retail - Sporting Goods (0.81%)
Wells Fargo & Co			Freedom Group Inc
7.98%, 2/28/2049 (e)	25,500	22,058	10.25%, 8/ 1/2015 (f)	2,795	2,865
Wells Fargo Capital XV			Remington Arms Co Inc
9.75%, 12/29/2049 (e)	25,000	25,437	10.50%, 2/ 1/2011	18,500	18,500

		47,495			21,365

REITS - Healthcare (1.92%)			Rubber - Tires (0.29%)
Health Care REIT Inc			Goodyear Tire & Rubber Co/The
8.00%, 9/12/2012	4,000	3,957	10.50%, 5/15/2016	7,200	7,722
5.88%, 5/15/2015	12,500	11,123
Healthcare Realty Trust Inc			Satellite Telecommunications (0.04%)
8.13%, 5/ 1/2011	24,333	25,084	Intelsat Bermuda Ltd
Omega Healthcare Investors Inc			11.25%, 2/ 4/2017 (e)(f)	1,000	935
7.00%, 4/ 1/2014	10,000	9,425
7.00%, 1/15/2016	1,000	923	Savings & Loans - Thrifts (0.00%)

		50,512	Washington Mutual Bank / Henderson NV

			0.00%, 6/15/2011 (a)	3,500	2
REITS - Office Property (1.07%)			0.00%, 1/15/2013 (a)	3,000	1
Reckson Operating Partnership LP			0.00%, 1/15/2015 (a)(e)	2,000	1

6.00%, 3/31/2016	35,000	28,172			4

Rental - Auto & Equipment (0.08%)			Seismic Data Collection (0.24%)
Hertz Corp/The			Cie Generale de Geophysique-Veritas
8.88%, 1/ 1/2014	2,165	2,084	9.50%, 5/15/2016 (f)	6,020	6,261
United Rentals North America Inc
6.50%, 2/15/2012	1	1	Sovereign (2.36%)

		2,085	Brazilian Government International Bond

			12.50%, 1/ 5/2016	65,600	39,344
Retail - Automobile (2.00%)			Mexican Bonos
Asbury Automotive Group Inc			8.00%, 12/19/2013	288,474	22,732

8.00%, 3/15/2014	8,250	7,178			62,076

7.63%, 3/15/2017	5,800	4,524
Sonic Automotive Inc			Special Purpose Entity (3.45%)
8.63%, 8/15/2013	28,500	22,515	CCM Merger Inc
			8.00%, 8/ 1/2013 (f)	44,500	34,265
			ISA Capital do Brasil SA
			8.80%, 1/30/2017 (f)	21,000	21,919

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Special Purpose Entity (continued)			Data Processing & Management (continued)
Piper Jaffray Equipment Trust Securities			First Data Corporation, Term Loan B2
6.00%, 9/10/2011 (c)(f)	$ 7,069 $	6,504	3.04%, 9/24/2014 (e)	$ 4,987 $	4,225

TRAINS HY-1-2006					16,856

0.00%, 5/ 1/2016 (a)(f)	28,290	26,686
			Electronic Components - Semiconductors (0.41%)
UCI Holdco Inc
8.63%, 12/15/2013 (e)	5,269	1,317	Freescale Semiconductor Inc, Term Loan B

			0.00%, 12/ 1/2013 (e)(i)	14,750	10,804
		90,691

Telecommunication Services (1.44%)			Identification Systems - Development (0.32%)
SBA Telecommunications Inc			L-1 Identity Solutions, Term Loan B
8.25%, 8/15/2019 (f)	7,200	7,308	6.75%, 8/ 5/2013 (e)	8,514	8,525
Telcordia Technologies Inc
4.26%, 7/15/2012 (e)(f)	6,515	5,212	Investment Management & Advisory Services (0.22%)
Wind Acquisition Finance SA			Nuveen Investments Inc, Term Loan
11.75%, 7/15/2017 (f)	23,660	25,316	0.00%, 7/ 9/2015 (a)(e)(i)	6,080	5,715

		37,836

			Medical - HMO (0.27%)
Telephone - Integrated (0.71%)			Multiplan Inc, Term Loan B
Level 3 Financing Inc			2.81%, 4/12/2013 (e)	4,968	4,686
9.25%, 11/ 1/2014	16,500	14,396	Multiplan Inc, Term Loan C
Sprint Nextel Corp			2.81%, 4/12/2013 (e)	2,649	2,500

6.00%, 12/ 1/2016	5,000	4,369			7,186

		18,765

			Medical - Hospitals (0.22%)
Theaters (0.79%)			HCA Inc; Term Loan A
AMC Entertainment Inc			0.00%, 1/22/2012 (e)(i)	6,000	5,646
8.75%, 6/ 1/2019 (f)	20,080	19,779
Cinemark USA Inc			Property & Casualty Insurance (0.17%)
8.63%, 6/15/2019 (f)	1,000	1,035	Asurion Corp, Term Loan B

		20,814	0.00%, 7/ 7/2015 (e)(i)	5,000	4,475

Transport - Services (0.54%)			Rental - Auto & Equipment (0.33%)
Trailer Bridge Inc			Rental Services Corp, Term Loan
9.25%, 11/15/2011	18,000	14,220	0.00%, 11/30/2013 (e)(i)	11,000	8,594

Wire & Cable Products (0.02%)			Retail - Drug Store (0.06%)
Coleman Cable Inc			Rite Aid Corp, Term Loan
9.88%, 10/ 1/2012	765	643	9.50%, 6/ 5/2015 (e)	1,615	1,650

TOTAL BONDS	$ 1,957,259

SENIOR FLOATING RATE INTERESTS (5.47%)			Special Purpose Entity (0.44%)
Auto-Cars/Light Trucks (1.11%)			Motor City Casino, Term Loan B

Ford Motor Co, Term Loan B			8.50%, 7/21/2012 (e)	12,776	11,626

0.00%, 12/16/2013 (e)(i)	34,425	29,154	TOTAL SENIOR FLOATING RATE INTERESTS	$ 143,842

			CONVERTIBLE BONDS (13.42%)
Commercial Services (1.28%)			Agricultural Chemicals (0.15%)
Quintiles Transnational, Term Loan Lien 1			Sinofert Holdings Ltd
2.49%, 3/31/2013 (e)	28,399	26,748	0.00%, 8/ 7/2011 (a)	24,000	3,972
Quintiles Transnational, Term Loan Lien 2
4.31%, 3/31/2014 (e)	7,500	6,863	Circuit Boards (1.02%)

		33,611	TTM Technologies Inc

Data Processing & Management (0.64%)			3.25%, 5/15/2015	30,450	26,872
First Data Corporation, Term Loan B1
3.04%, 12/24/2014 (e)	14,962	12,631

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

CONVERTIBLE BONDS (continued)			CONVERTIBLE BONDS (continued)
Computers - Memory Devices (0.35%)			Retail - Automobile (continued)
NetApp Inc			United Auto Group
1.75%, 6/ 1/2013	$ 9,500 $	9,227	3.50%, 4/ 1/2026	$ 5,000 $	5,263

					14,747

Decision Support Software (0.85%)
SPSS Inc			Semiconductor Component - Integrated Circuits (0.84%)
2.50%, 3/15/2012	18,750	22,477	Jazz Technologies Inc
			8.00%, 12/31/2011	6,000	3,270
Educational Software (0.62%)			Linear Technology Corp
Blackboard Inc			3.00%, 5/ 1/2027	20,500	18,757

3.25%, 7/ 1/2027	17,000	16,299			22,027

			Telecommunication Equipment (0.30%)
Electronic Components - Semiconductors (1.31%)			Arris Group Inc
Diodes Inc			2.00%, 11/15/2026	7,500	7,845
2.25%, 10/ 1/2026	27,750	25,114
Microchip Technology Inc			Telecommunication Equipment - Fiber Optics (1.04%)
2.13%, 12/15/2037	10,000	9,212	JDS Uniphase Corp

		34,326	1.00%, 5/15/2026	35,000	27,256

Enterprise Software & Services (0.53%)
Lawson Software Inc			Therapeutics (0.06%)
2.50%, 4/15/2012	15,500	14,008	Vion Pharmaceuticals Inc
			7.75%, 2/15/2012 (f)	2,500	844
Food - Catering (1.26%)			7.75%, 2/15/2012	2,000	675

FU JI Food and Catering Services Holdings Ltd					1,519

0.00%, 11/ 9/2009 (a)	46,500	6,795	Transport - Marine (1.05%)
0.00%, 10/18/2010 (a)	245,000	26,384	Horizon Lines Inc

		33,179	4.25%, 8/15/2012	39,500	27,650

Footwear & Related Apparel (1.22%)
Iconix Brand Group Inc			Ultra Sound Imaging Systems (0.07%)
1.88%, 6/30/2012	35,650	32,219	SonoSite Inc
			3.75%, 7/15/2014	2,100	1,877

Identification Systems - Development (0.05%)			TOTAL CONVERTIBLE BONDS	$ 352,951

L-1 Identity Solutions Inc			REPURCHASE AGREEMENTS (4.73%)
3.75%, 5/15/2027	1,470	1,273	Diversified Banking Institutions (4.73%)
Medical - Biomedical/Gene (1.02%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
Amylin Pharmaceuticals Inc			dated 07/31/09 maturing 08/03/09
3.00%, 6/15/2014	37,175	26,766	(collateralized by Sovereign Agency
			Issues; $31,734,000; 0.00% - 6.08%; dated
Medical Products (0.85%)			11/16/09 - 08/17/16)	$ 31,112 $	31,112
China Medical Technologies Inc			Investment in Joint Trading Account; Credit
3.50%, 11/15/2011	1,500	1,205	Suisse Repurchase Agreement; 0.19%
4.00%, 8/15/2013	32,750	21,165	dated 07/31/09 maturing 08/03/09

			(collateralized by US Treasury Notes;
		22,370	$31,734,000; 0.875% - 5.125%; dated

Pharmacy Services (0.27%)			12/31/10 - 05/15/16)	31,111	31,111
Omnicare Inc			Investment in Joint Trading Account;
3.25%, 12/15/2035	9,500	7,042	Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Retail - Automobile (0.56%)			Issues; $31,734,000; 1.625% - 5.375%;
Asbury Automotive Group Inc			dated 10/16/09 - 05/28/19)	31,112	31,112
3.00%, 9/15/2012	12,500	9,484

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	22.71%

			Financial	21.65%
REPURCHASE AGREEMENTS (continued)			Consumer, Cyclical	18.93%
Diversified Banking Institutions (continued)			Communications	7.98%
Investment in Joint Trading Account;			Industrial	6.76%
Morgan Stanley Repurchase Agreement;			Energy	6.44%
0.18% dated 07/31/09 maturing 08/03/09			Technology	6.19%
(collateralized by Sovereign Agency Issue;			Utilities	4.23%
$31,734,000; 1.625%; dated 04/26/2011)	$ 31,112 $	31,112	Government	3.38%

			Basic Materials	2.79%
		124,447	Mortgage Securities	0.13%

TOTAL REPURCHASE AGREEMENTS	$ 124,447		Liabilities in Excess of Other Assets, Net	(1.19%)

			TOTAL NET ASSETS	100.00%

Total Investments	$ 2,661,203
Liabilities in Excess of Other Assets, Net - (1.19)%		(31,243)	Other Assets Summary (unaudited)

TOTAL NET ASSETS - 100.00%	$ 2,629,960		Asset Type	Percent

			Credit Default Swaps	0.14%

(a) Non-Income Producing Security
(b)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $59,050 or 2.25% of net assets.
(d) Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at July 31, 2009.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $440,387 or 16.75% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,403 or 0.17% of net assets.
(i)	This Senior Floating Rate Note will settle after July 31, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 184,859
Unrealized Depreciation		(201,072)

Net Unrealized Appreciation (Depreciation)		(16,213)
Cost for federal income tax purposes		2,677,416
All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Yield Fund
July 31, 2009 (unaudited)

Credit Default Swaps

Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	CDX.NA.HY.12			Sell	5.00%	06/20/2014 $	23,500 $	3,793

All dollar amounts are shown in thousands (000's)
Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,653,300 $	23,058	80,200	$ 629	-	$ -	2,733,500 $	23,687
Student Transportation of America Inc	1,123,000	10,449	150,900	912	-	-	1,273,900	11,361

	$ 33,507			$ 1,541		$ -	$ 35,048

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 665			$ -		$ -
Student Transportation of America Inc			815		-			-

	$ 1,480			$ -		$ -

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.01%)			BONDS (continued)
Containers - Paper & Plastic (0.01%)			Airlines (continued)
Constar International Inc (a)(b)	4,000 $	48	Continental Airlines Inc (continued)

TOTAL COMMON STOCKS	$ 48		9.80%, 4/ 1/2021	$ 301 $	186

			Delta Air Lines Inc
CONVERTIBLE PREFERRED STOCKS (0.01%)			7.57%, 11/18/2010	1,000	960
Auto - Car & Light Trucks (0.01%)			7.11%, 9/18/2011 (e)	1,000	933
Motors Liquidation Co	50,000	115	7.71%, 9/18/2011	2,085	1,708

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 115		8.95%, 8/10/2014 (e)	229	145

PREFERRED STOCKS (0.02%)			6.82%, 8/10/2022	3,267	2,747
Finance - Commercial (0.02%)			8.02%, 8/10/2022 (e)	781	503
Preferred Blocker Inc (c)	426	196	Northwest Airlines Inc

TOTAL PREFERRED STOCKS	$ 196		7.03%, 11/ 1/2019	748	588

			UAL Pass Through Trust Series 2007-1
BONDS (87.00%)			7.34%, 7/ 2/2019 (c)(e)	455	246
Advertising Agencies (0.36%)			6.64%, 7/ 2/2022 (a)	2,887	2,166

Interpublic Group of Cos Inc					16,613

10.00%, 7/15/2017 (c)	$ 3,120	3,260
			Apparel Manufacturers (0.23%)
Advertising Sales (0.50%)			Hanesbrands Inc
Lamar Media Corp			4.59%, 12/15/2014 (d)	1,500	1,268
9.75%, 4/ 1/2014 (c)	2,010	2,116	Quiksilver Inc
6.63%, 8/15/2015	2,000	1,760	6.88%, 4/15/2015	1,200	786

6.63%, 8/15/2015	106	91			2,054

6.63%, 8/15/2015	644	554	Auction House & Art Dealer (0.02%)

		4,521	Sotheby's

			7.75%, 6/15/2015	250	195
Advertising Services (0.21%)
RH Donnelley Inc			Auto - Car & Light Trucks (0.18%)
0.00%, 5/15/2015 (b)(c)	1,966	1,023
			Ford Motor Co
Visant Holding Corp			9.22%, 9/15/2021	500	347
10.25%, 12/ 1/2013 (d)	850	871

			8.90%, 1/15/2032	325	231
		1,894

			Motors Liquidation Co
Aerospace & Defense Equipment (0.06%)			0.00%, 7/15/2023 (b)	1,000	147
GenCorp Inc			0.00%, 9/ 1/2025 (b)	700	96
9.50%, 8/15/2013	700	525	0.00%, 5/ 1/2028 (b)	150	21
			0.00%, 7/15/2033 (b)	5,050	770
Agricultural Chemicals (0.31%)			0.00%, 3/15/2036 (b)(d)	725	44

Terra Capital Inc
7.00%, 2/ 1/2017	2,965	2,772			1,656

			Auto/Truck Parts & Equipment - Original (0.10%)
Agricultural Operations (0.01%)			Tenneco Inc
Eurofresh Inc			10.25%, 7/15/2013	900	905
0.00%, 1/15/2013 (b)(c)(e)	983	69
			Beverages - Wine & Spirits (0.37%)
Airlines (1.83%)			Constellation Brands Inc
American Airlines Pass Through Trust 2001-01			8.38%, 12/15/2014	2,275	2,355
7.38%, 5/23/2019 (e)	235	117	7.25%, 5/15/2017	1,050	1,026

American Airlines Pass Through Trust 2001-02					3,381

6.98%, 4/ 1/2011 (e)	2,023	1,929
American Airlines Pass Through Trust 2009-1A			Broadcasting Services & Programming (0.22%)
10.38%, 7/ 2/2019 (a)	3,175	3,270	Barrington Broadcasting Group LLC and
Continental Airlines Inc			Barrington Broadcasting Capital Corp
1.01%, 6/ 2/2013 (d)	500	315	10.50%, 8/15/2014	250	86
9.00%, 7/ 8/2016 (a)	800	800

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Broadcasting Services & Programming			Cable/Satellite TV (continued)
(continued)			CSC Holdings Inc/United States
Fisher Communications Inc			7.63%, 4/ 1/2011	$ 1,000 $	1,012
8.63%, 9/15/2014	$ 700 $	637	6.75%, 4/15/2012	1,000	995
Nexstar Broadcasting Inc			8.50%, 4/15/2014 (c)	325	335
0.50%, 1/15/2014 (c)(d)	747	261
			DirecTV Holdings LLC / DirecTV Financing
7.00%, 1/15/2014	247	97	Co Inc
XM Satellite Radio Inc			8.38%, 3/15/2013	4,805	4,907
13.00%, 8/ 1/2013 (c)	1,000	897	6.38%, 6/15/2015	500	479

		1,978	7.63%, 5/15/2016	750	759

Building - Residential & Commercial (0.61%)			DISH DBS Corp
DR Horton Inc			7.00%, 10/ 1/2013	2,000	1,975
5.63%, 9/15/2014	2,875	2,559	6.63%, 10/ 1/2014	1,850	1,776
K Hovnanian Enterprises Inc			7.75%, 5/31/2015	1,000	1,003
11.50%, 5/ 1/2013	1,500	1,384	Mediacom LLC / Mediacom Capital Corp
KB Home			9.50%, 1/15/2013	2,819	2,805
5.88%, 1/15/2015	415	376	UPC Holding BV
M/I Homes Inc			9.88%, 4/15/2018 (c)	2,450	2,438

6.88%, 4/ 1/2012	1,335	1,088			23,096

Meritage Homes Corp
7.00%, 5/ 1/2014	126	106	Casino Hotels (2.48%)

		5,513	Harrah's Operating Co Inc

			10.75%, 2/ 1/2016	5,555	3,569
Building & Construction - Miscellaneous (0.11%)			10.00%, 12/15/2018 (c)	2,000	1,400
Dycom Investments Inc			Harrah's Operating Escrow LLC / Harrah's
8.13%, 10/15/2015	1,160	957	Escrow Corp
			11.25%, 6/ 1/2017 (c)	1,100	1,114
Building & Construction Products -			Mandalay Resort Group
Miscellaneous (0.50%)			9.38%, 2/15/2010	500	476
Associated Materials Inc			6.38%, 12/15/2011	900	693
9.75%, 4/15/2012	557	480
			MGM Mirage
Gibraltar Industries Inc			8.50%, 9/15/2010	500	471
8.00%, 12/ 1/2015 (d)	550	423
			6.75%, 9/ 1/2012	500	380
Owens Corning
9.00%, 6/15/2019	830	860	6.75%, 4/ 1/2013	1,500	1,144
USG Corp			10.38%, 5/15/2014 (c)	1,290	1,384
9.75%, 8/ 1/2014 (c)(f)	2,690	2,744	6.63%, 7/15/2015	531	385

		4,507	7.50%, 6/ 1/2016	2,785	2,033

			11.13%, 11/15/2017 (c)	2,880	3,168
Building Products - Cement & Aggregate (0.38%)
			San Pasqual Casino
Hanson Australia Funding Ltd			8.00%, 9/15/2013 (c)	3,276	2,785
5.25%, 3/15/2013	1,282	1,064
			Seminole Hard Rock Entertainment Inc
Hanson Ltd			3.13%, 3/15/2014 (c)(d)	2,450	1,837
7.88%, 9/27/2010	1,000	980
			Wynn Las Vegas LLC / Wynn Las Vegas
6.13%, 8/15/2016	1,345	1,049	Capital Corp
US Concrete Inc			6.63%, 12/ 1/2014	1,750	1,623

8.38%, 4/ 1/2014	500	321			22,462

		3,414

			Casino Services (0.42%)
Cable/Satellite TV (2.55%)			Choctaw Resort Development Enterprise
CCO Holdings LLC / CCO Holdings Capital			7.25%, 11/15/2019 (c)	655	380
Corp			Peninsula Gaming LLC
0.00%, 11/15/2013 (b)	3,000	2,992	8.38%, 8/15/2015 (c)(f)	1,840	1,840
Charter Communications Operating LLC /			10.75%, 8/15/2017 (c)(f)	1,655	1,607

Charter Communications Operating Capital
10.88%, 9/15/2014 (c)	1,500	1,620			3,827

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (1.12%)			Commercial Services (0.37%)
Cricket Communications Inc			Iron Mountain Inc
9.38%, 11/ 1/2014	$ 1,250 $	1,269	7.75%, 1/15/2015	$ 1,425 $	1,404
7.75%, 5/15/2016 (c)	635	632	6.63%, 1/ 1/2016	1,095	1,011
iPCS Inc			8.00%, 6/15/2020	1,000	975

3.15%, 5/ 1/2013 (d)	1,750	1,461			3,390

MetroPCS Wireless Inc
9.25%, 11/ 1/2014	1,100	1,139	Commercial Services - Finance (0.99%)
9.25%, 11/ 1/2014 (c)	200	207	ACE Cash Express Inc
			10.25%, 10/ 1/2014 (c)(e)	1,250	575
Nextel Communications Inc
6.88%, 10/31/2013	5,240	4,781	Cardtronics Inc
			9.25%, 8/15/2013	3,495	3,285
7.38%, 8/ 1/2015	750	673

			9.25%, 8/15/2013	1,585	1,490
		10,162

			Deluxe Corp
Chemicals - Diversified (0.17%)			5.13%, 10/ 1/2014	300	243
Reichhold Industries Inc			7.38%, 6/ 1/2015	1,650	1,419
9.00%, 8/15/2014 (c)	860	331	Lender Processing Services Inc
Westlake Chemical Corp			8.13%, 7/ 1/2016	1,950	1,970

6.63%, 1/15/2016	1,310	1,205			8,982

		1,536

			Computer Services (1.15%)
Chemicals - Plastics (0.38%)			Sungard Data Systems Inc
Hexion US Finance Corp / Hexion Nova Scotia			9.13%, 8/15/2013	700	714
Finance ULC			10.63%, 5/15/2015 (c)	2,165	2,317
9.75%, 11/15/2014	325	218	10.25%, 8/15/2015	5,565	5,704
PolyOne Corp			Unisys Corp
8.88%, 5/ 1/2012	3,400	3,238	8.00%, 10/15/2012	2,000	1,680

		3,456			10,415

Chemicals - Specialty (1.03%)			Computers - Memory Devices (0.23%)
Ashland Inc			Seagate Technology HDD Holdings
9.13%, 6/ 1/2017 (c)	1,780	1,878	6.80%, 10/ 1/2016	1,750	1,645
MacDermid Inc			Seagate Technology International
9.50%, 4/15/2017 (c)	7,525	5,794	10.00%, 5/ 1/2014 (c)	435	476

Momentive Performance Materials Inc					2,121

12.50%, 6/15/2014 (c)	1,740	1,705

		9,377	Consumer Products - Miscellaneous (0.47%)

			American Achievement Corp
Circuit Boards (0.24%)			8.25%, 4/ 1/2012 (c)	750	735
Viasystems Inc			Central Garden and Pet Co
10.50%, 1/15/2011	2,350	2,141	9.13%, 2/ 1/2013	659	657

Coal (0.67%)			Jarden Corp
			7.50%, 5/ 1/2017	1,350	1,296
Arch Coal Inc
8.75%, 8/ 1/2016 (c)	1,050	1,061	Spectrum Brands Inc
			0.00%, 10/ 2/2013 (b)(d)	700	504
Arch Western Finance LLC
6.75%, 7/ 1/2013	3,220	3,123	0.00%, 2/ 1/2015 (b)	585	415
Massey Energy Co			Yankee Acquisition Corp/MA
6.88%, 12/15/2013	1,230	1,187	8.50%, 2/15/2015	700	627

Peabody Energy Corp					4,234

5.88%, 4/15/2016	780	725	Containers - Metal & Glass (0.43%)

		6,096	Ball Corp

Commercial Banks (0.04%)			6.88%, 12/15/2012	1,830	1,839
Manufacturers & Traders Trust Co			BWAY Corp
5.63%, 12/ 1/2021 (d)	500	379	10.00%, 4/15/2014 (c)	275	279

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Containers - Metal & Glass (continued)			Distribution & Wholesale (continued)
Greif Inc			KAR Holdings Inc
7.75%, 8/ 1/2019 (c)	$ 500 $	496	5.03%, 5/ 1/2014 (d)	$ 425 $	344
Impress Holdings BV			8.75%, 5/ 1/2014	613	567
3.63%, 9/15/2013 (c)(d)	600	548	10.00%, 5/ 1/2015	497	438

Owens-Brockway Glass Container Inc					3,659

8.25%, 5/15/2013	750	767

		3,929	Diversified Banking Institutions (3.00%)

			Bank of America Corp
Containers - Paper & Plastic (1.38%)			5.25%, 12/ 1/2015	1,750	1,613
AEP Industries Inc			7.63%, 6/ 1/2019	1,000	1,085
7.88%, 3/15/2013	1,021	921	GMAC Inc
Berry Plastics Corp			6.88%, 9/15/2011 (c)	9,160	8,450
8.88%, 9/15/2014	1,500	1,313	7.00%, 2/ 1/2012 (c)	1,000	905
5.26%, 2/15/2015 (d)	250	225	7.50%, 12/31/2013 (c)	200	170
Constar International Inc			2.87%, 12/ 1/2014 (c)(d)	389	284
4.61%, 2/15/2012 (d)	2,150	1,677
			8.00%, 12/31/2018 (c)	4,455	3,386
Graham Packaging Co LP / GPC Capital Corp I
9.88%, 10/15/2014	3,190	3,054	8.00%, 11/ 1/2031	1,290	981
Intertape Polymer US Inc			8.00%, 11/ 1/2031 (c)	9,684	7,408
8.50%, 8/ 1/2014	350	186	Goldman Sachs Group Inc/The
Jefferson Smurfit Corp US			6.75%, 10/ 1/2037	1,090	1,100
0.00%, 10/ 1/2012 (b)	3,585	1,810	Royal Bank of Scotland Group PLC
Norampac Industries Inc			9.12%, 3/31/2049	2,000	1,840

6.75%, 6/ 1/2013	80	72			27,222

Plastipak Holdings Inc			Diversified Manufacturing Operations (0.67%)
8.50%, 12/15/2015 (c)	1,000	950	Harland Clarke Holdings Corp
Portola Packaging Inc			5.63%, 5/15/2015 (d)	2,150	1,365
0.00%, 2/ 1/2012 (a)(b)(e)	880	202	9.50%, 5/15/2015	1,475	1,184
Smurfit-Stone Container Enterprises Inc			JB Poindexter & Co Inc
0.00%, 7/ 1/2012 (b)	865	446	8.75%, 3/15/2014	1,615	1,260
0.00%, 3/15/2017 (b)	2,475	1,244	RBS Global Inc / Rexnord LLC
Solo Cup Co			9.50%, 8/ 1/2014	850	739
10.50%, 11/ 1/2013 (c)	375	395	9.50%, 8/ 1/2014 (c)	693	603

		12,495	SPX Corp

Cruise Lines (0.07%)			7.63%, 12/15/2014	900	896

Royal Caribbean Cruises Ltd					6,047

11.88%, 7/15/2015	650	670	Diversified Minerals (0.45%)
			FMG Finance Pty Ltd
Data Processing & Management (0.95%)			10.63%, 9/ 1/2016 (c)	1,000	1,032
First Data Corp			Teck Resources Ltd
9.88%, 9/24/2015	5,365	4,527	9.75%, 5/15/2014 (c)	2,035	2,264
10.55%, 9/24/2015 (c)	5,770	4,125	10.75%, 5/15/2019 (c)	700	815

		8,652			4,111

Dialysis Centers (0.16%)			Diversified Operations (0.35%)
DaVita Inc			Kansas City Southern Railway
6.63%, 3/15/2013	1,500	1,474	8.00%, 6/ 1/2015	750	728
Distribution & Wholesale (0.40%)			Leucadia National Corp
			7.13%, 3/15/2017	1,000	885
ACE Hardware Corp
9.13%, 6/ 1/2016 (c)	2,000	2,010	Noble Group Ltd
			6.63%, 3/17/2015 (c)	397	363
Intcomex Inc
11.75%, 1/15/2011 (a)(e)	750	300

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Operations (continued)			Electronic Components - Miscellaneous
Susser Holdings LLC / Susser Finance Corp			(continued)
10.63%, 12/15/2013	$ 1,150 $	1,161	NXP BV / NXP Funding LLC (continued)

		3,137	7.88%, 10/15/2014	$ 750 $	521

			Sanmina-SCI Corp
Diversified Operations & Commercial Services (0.07%)			6.75%, 3/ 1/2013	500	455
Ford Holdings LLC			3.38%, 6/15/2014 (c)(d)	1,720	1,497

9.38%, 3/ 1/2020	525	376			4,769

9.30%, 3/ 1/2030	403	290

		666	Electronic Components - Semiconductors (0.51%)

			Amkor Technology Inc
Electric - Generation (2.33%)			7.75%, 5/15/2013	2,000	1,942
AES Corp/The			Freescale Semiconductor Inc
8.75%, 5/15/2013 (c)	3,890	3,968	9.13%, 12/15/2014	1,380	766
8.00%, 10/15/2017	150	147	Spansion Inc
8.00%, 6/ 1/2020	1,000	955	0.00%, 6/ 1/2013 (b)(c)(d)	2,250	1,890

Edison Mission Energy					4,598

7.50%, 6/15/2013	1,570	1,433
			Electronics - Military (0.31%)
7.75%, 6/15/2016	1,600	1,344
			L-3 Communications Corp
7.00%, 5/15/2017	1,400	1,115	6.38%, 10/15/2015	2,925	2,808
7.20%, 5/15/2019	7,245	5,488
7.63%, 5/15/2027	6,765	4,431	Filtration & Separation Products (0.20%)
Homer City Funding LLC			Polypore Inc
8.14%, 10/ 1/2019	369	332	8.75%, 5/15/2012	1,928	1,793
Midwest Generation LLC
8.56%, 1/ 2/2016	1,895	1,904	Finance - Auto Loans (2.33%)

		21,117	Ford Motor Credit Co LLC

			9.75%, 9/15/2010 (d)	350	348
Electric - Integrated (2.44%)			8.63%, 11/ 1/2010	123	121
Calpine Construction Finance Co LP and
CCFC Finance Corp			7.38%, 2/ 1/2011	2,678	2,582
8.00%, 6/ 1/2016 (c)	750	754	9.88%, 8/10/2011	3,567	3,534
CMS Energy Corp			7.25%, 10/25/2011	4,885	4,587
6.88%, 12/15/2015	2,505	2,447	3.26%, 1/13/2012 (d)	1,750	1,488
Energy Future Holdings Corp			7.80%, 6/ 1/2012	1,825	1,716
10.88%, 11/ 1/2017	2,545	2,208	7.00%, 10/ 1/2013	4,950	4,426
11.25%, 11/ 1/2017	12,879	9,530	8.00%, 12/15/2016	2,650	2,375

Ipalco Enterprises Inc					21,177

7.25%, 4/ 1/2016 (c)	1,745	1,715
Mirant Americas Generation LLC			Finance - Commercial (0.39%)
8.30%, 5/ 1/2011	1,000	1,016	CIT Group Inc
8.50%, 10/ 1/2021	2,815	2,379	5.60%, 4/27/2011	1,150	648
Mirant Mid Atlantic LLC			5.80%, 7/28/2011	1,804	1,017
8.63%, 6/30/2012	1,553	1,569	5.40%, 1/30/2016	3,510	1,905

Public Service Co of New Mexico					3,570

7.95%, 5/15/2018	200	198	Finance - Consumer Loans (0.80%)
Texas Competitive Electric Holdings Co LLC			American General Finance Corp
10.25%, 11/ 1/2015 (d)	450	353	5.40%, 12/ 1/2015	3,040	1,760

		22,169	5.75%, 9/15/2016	1,180	681

Electronic Components - Miscellaneous (0.53%)			6.90%, 12/15/2017	3,390	1,960
Flextronics International Ltd			SLM Corp
6.50%, 5/15/2013	494	474	0.83%, 3/15/2011 (d)	1,350	1,121
6.25%, 11/15/2014	733	689	5.40%, 10/25/2011	549	459
NXP BV / NXP Funding LLC			0.80%, 1/27/2014 (d)	375	248
3.26%, 10/15/2013 (d)	1,850	1,133	5.00%, 6/15/2018	103	61

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (continued)			Funeral Services & Related Items (continued)
SLM Corp (continued)			Stewart Enterprises Inc
8.45%, 6/15/2018	$ 1,200 $	960	6.25%, 2/15/2013 (d)	$ 700 $	674

		7,250			8,076

Finance - Leasing Company (0.52%)			Gambling (Non-Hotel) (1.34%)
International Lease Finance Corp			Isle of Capri Casinos Inc
5.88%, 5/ 1/2013	1,105	770	7.00%, 3/ 1/2014	725	638
6.63%, 11/15/2013	695	481	Mashantucket Western Pequot Tribe
5.65%, 6/ 1/2014	4,915	3,425	8.50%, 11/15/2015 (c)	2,520	1,235

		4,676	Pinnacle Entertainment Inc

			8.63%, 8/ 1/2017 (c)(f)	2,365	2,365
Finance - Mortgage Loan/Banker (0.01%)			Pokagon Gaming Authority
Countrywide Capital III			10.38%, 6/15/2014 (c)	5,329	5,302
8.05%, 6/15/2027	150	128	Shingle Springs Tribal Gaming Authority
			9.38%, 6/15/2015 (c)	4,085	2,615

Finance - Other Services (0.89%)					12,155

Icahn Enterprises LP / Icahn Enterprises
Finance Corp			Hotels & Motels (0.08%)
8.13%, 6/ 1/2012	1,595	1,515	Starwood Hotels & Resorts Worldwide Inc
7.13%, 2/15/2013	7,105	6,590	7.88%, 10/15/2014	770	766

		8,105

			Human Resources (0.25%)
Food - Meat Products (0.40%)			Team Health Inc
JBS USA LLC / JBS USA Finance Inc			11.25%, 12/ 1/2013	2,243	2,299
11.63%, 5/ 1/2014 (c)	845	856
Smithfield Foods Inc			Independent Power Producer (1.64%)
7.75%, 5/15/2013	955	812	Mirant North America LLC
7.75%, 7/ 1/2017	1,500	1,125	7.38%, 12/31/2013	600	592
Tyson Foods Inc			NRG Energy Inc
10.50%, 3/ 1/2014 (c)	750	832	7.25%, 2/ 1/2014	2,220	2,181

		3,625	7.38%, 2/ 1/2016	1,000	967

Food - Miscellaneous/Diversified (0.39%)			7.38%, 1/15/2017	7,525	7,262
Chiquita Brands International Inc			RRI Energy Inc
7.50%, 11/ 1/2014	1,925	1,757	7.63%, 6/15/2014	2,100	1,953
8.88%, 12/ 1/2015	1,250	1,178	6.75%, 12/15/2014	582	575
Dole Food Co Inc			7.88%, 6/15/2017	1,500	1,384

13.88%, 3/15/2014 (c)	550	616			14,914

		3,551	Insurance Brokers (0.39%)

Food - Retail (0.72%)			HUB International Holdings Inc
Ingles Markets Inc			10.25%, 6/15/2015 (c)	1,900	1,506
8.88%, 5/15/2017 (c)	3,505	3,549	USI Holdings Corp
Stater Brothers Holdings			4.76%, 11/15/2014 (c)(d)	175	122
8.13%, 6/15/2012	500	505	9.75%, 5/15/2015 (c)	2,543	1,869

SUPERVALU Inc					3,497

7.50%, 11/15/2014	1,500	1,451
			Investment Management & Advisory Services (0.02%)
8.00%, 5/ 1/2016	1,065	1,057

			Invesco Ltd
		6,562	5.63%, 4/17/2012	221	221

Funeral Services & Related Items (0.89%)
Service Corp International/US			Machinery - Construction & Mining (0.02%)
7.38%, 10/ 1/2014	3,995	3,885	Terex Corp
7.00%, 6/15/2017	500	465	8.00%, 11/15/2017	220	182
7.50%, 4/ 1/2027	3,780	3,052

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Machinery - General Industry (0.12%)			Medical - Outpatient & Home Medical Care
Stewart & Stevenson LLC			(continued)
10.00%, 7/15/2014	$ 400 $	348	NMH Holdings Inc
Wabtec Corp			7.75%, 6/15/2014 (c)(d)	$ 4,623 $	2,739

6.88%, 7/31/2013	800	784			3,789

		1,132	Medical Products (0.49%)

Machinery - Material Handling (0.06%)			Biomet Inc
Columbus McKinnon Corp/NY			10.00%, 10/15/2017	2,400	2,598
8.88%, 11/ 1/2013	525	522	11.63%, 10/15/2017	1,700	1,844

					4,442

Medical - Biomedical/Gene (0.12%)			Metal - Aluminum (0.06%)
FMC Finance III SA			CII Carbon LLC
6.88%, 7/15/2017	1,092	1,054	11.13%, 11/15/2015 (c)(e)	633	506

Medical - Drugs (0.31%)			Metal Processors & Fabrication (0.09%)
Elan Finance PLC / Elan Finance Corp			Wolverine Tube Inc
4.88%, 11/15/2011 (d)	1,200	1,140	15.00%, 3/31/2012 (a)(e)	1,000	770
7.75%, 11/15/2011	1,500	1,489
4.79%, 12/ 1/2013 (d)	250	221	Mining Services (0.03%)

		2,850	Noranda Aluminium Acquisition Corp

Medical - HMO (0.09%)			5.41%, 5/15/2015 (d)	518	277

Multiplan Inc			Miscellaneous Manufacturers (0.07%)
10.38%, 4/15/2016 (c)	833	800
			Altra Industrial Motion Inc
Medical - Hospitals (2.89%)			9.00%, 12/ 1/2011	650	642

Community Health Systems Inc			Money Center Banks (0.10%)
8.88%, 7/15/2015	2,000	2,060
			BankAmerica Capital II
HCA Inc			8.00%, 12/15/2026	142	121
6.25%, 2/15/2013	1,680	1,571
			BankAmerica Institutional Capital B
6.75%, 7/15/2013	915	856	7.70%, 12/31/2026 (c)	525	441
HCA Inc/DE			NB Capital Trust IV
5.75%, 3/15/2014	441	388	8.25%, 4/15/2027	400	346

9.13%, 11/15/2014	5,230	5,387			908

6.38%, 1/15/2015	1,058	936
9.25%, 11/15/2016	4,000	4,170	Multi-Line Insurance (0.17%)
8.50%, 4/15/2019 (c)	3,738	3,832	MetLife Inc
			10.75%, 8/ 1/2039	1,400	1,498
Health Management Associates Inc
6.13%, 4/15/2016	250	223
			Multimedia (0.18%)
IASIS Healthcare LLC / IASIS Capital Corp
8.75%, 6/15/2014	750	746	CanWest LP
			9.25%, 8/ 1/2015 (c)	1,500	195
Tenet Healthcare Corp
9.00%, 5/ 1/2015 (c)	125	132	Quebecor Media Inc
			7.75%, 3/15/2016	1,500	1,425

10.00%, 5/ 1/2018 (c)	125	138			1,620

8.88%, 7/ 1/2019 (c)	2,750	2,901
Vanguard Health Holding Co II LLC			Music (0.63%)
9.00%, 10/ 1/2014	2,850	2,850	WMG Acquisition Corp

		26,190	7.38%, 4/15/2014	1,615	1,462

			9.50%, 6/15/2016 (c)	2,705	2,867
Medical - Outpatient & Home Medical Care (0.42%)			WMG Holdings Corp
National Mentor Holdings Inc			0.00%, 12/15/2014 (d)	1,650	1,398

11.25%, 7/ 1/2014	1,200	1,050			5,727

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mutual Insurance (0.57%)			Oil Company - Exploration & Production
Liberty Mutual Group Inc			(continued)
7.50%, 8/15/2036 (c)	$ 900 $	657	Sabine Pass LNG LP
10.75%, 6/15/2058 (c)(d)	5,400	4,550	7.25%, 11/30/2013	$ 1,580 $	1,353

		5,207	7.50%, 11/30/2016	7,680	6,192

			Swift Energy Co
Non-Hazardous Waste Disposal (0.14%)			7.63%, 7/15/2011	1,000	980
Allied Waste North America Inc			7.13%, 6/ 1/2017	1,500	1,125
7.25%, 3/15/2015	750	776	W&T Offshore Inc
WCA Waste Corp			8.25%, 6/15/2014 (c)	2,500	2,075

9.25%, 6/15/2014 (e)	500	461			37,243

		1,237

			Oil Refining & Marketing (0.35%)
Oil - Field Services (0.63%)			Frontier Oil Corp
Calfrac Holdings LP			6.63%, 10/ 1/2011	500	502
7.75%, 2/15/2015 (c)	1,875	1,687	Tesoro Corp
Forbes Energy Services LLC / Forbes Energy			6.25%, 11/ 1/2012	1,071	1,033
Capital Inc			6.63%, 11/ 1/2015	500	450
11.00%, 2/15/2015	1,000	715
			Western Refining Inc
Helix Energy Solutions Group Inc			10.75%, 6/15/2014 (c)(d)	665	612
9.50%, 1/15/2016 (c)	2,363	2,174
			11.25%, 6/15/2017 (c)	665	589

Key Energy Services Inc
8.38%, 12/ 1/2014	1,250	1,105			3,186

		5,681	Paper & Related Products (1.65%)

Oil & Gas Drilling (0.08%)			Abitibi-Consolidated Co of Canada
			0.00%, 4/ 1/2011 (b)(c)	1,250	1,153
Gibson Energy ULC / GEP Midstream Finance
Corp			0.00%, 4/ 1/2015 (b)	1,100	105
11.75%, 5/27/2014 (c)	750	746	Bowater Canada Finance Corp
			0.00%, 11/15/2011 (b)	700	132
Oil Company - Exploration & Production (4.11%)			Cascades Inc
Bill Barrett Corp			7.25%, 2/15/2013	1,344	1,226
9.88%, 7/15/2016	500	521	Domtar Corp
Chesapeake Energy Corp			7.13%, 8/15/2015	2,700	2,417
7.50%, 9/15/2013	2,475	2,463	Georgia-Pacific Corp
9.50%, 2/15/2015	4,285	4,548	7.13%, 1/15/2017 (c)	2,050	1,999
Cimarex Energy Co			Georgia-Pacific LLC
7.13%, 5/ 1/2017	3,640	3,312	7.00%, 1/15/2015 (c)	2,770	2,687
Encore Acquisition Co			International Paper Co
6.00%, 7/15/2015	1,000	870	9.38%, 5/15/2019	400	468
7.25%, 12/ 1/2017	1,250	1,119	NewPage Corp
Forest Oil Corp			10.00%, 5/ 1/2012	958	426
7.75%, 5/ 1/2014	1,245	1,214	PE Paper Escrow GmbH
7.25%, 6/15/2019	3,490	3,320	12.00%, 8/ 1/2014 (c)	3,730	3,711
Newfield Exploration Co			Verso Paper Holdings LLC / Verso Paper Inc
6.63%, 9/ 1/2014	2,230	2,152	11.50%, 7/ 1/2014 (c)	200	186
7.13%, 5/15/2018	500	486	9.13%, 8/ 1/2014	750	405
Penn Virginia Corp			11.38%, 8/ 1/2016	250	85

10.38%, 6/15/2016	610	650			15,000

Plains Exploration & Production Co			Petrochemicals (0.10%)
10.00%, 3/ 1/2016	250	270	Sterling Chemicals Inc
Quicksilver Resources Inc			10.25%, 4/ 1/2015 (a)	1,000	910
11.75%, 1/ 1/2016	1,490	1,633
Range Resources Corp
7.50%, 5/15/2016	2,933	2,911
7.25%, 5/ 1/2018	50	49

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Pharmacy Services (0.17%)			Printing - Commercial (continued)
Omnicare Inc			Cenveo Corp (continued)
6.88%, 12/15/2015	$ 1,700 $	1,585	10.50%, 8/15/2016 (c)	$ 1,500 $	1,245
			Quebecor World Capital Corp
Photo Equipment & Supplies (0.02%)			0.00%, 11/15/2013 (b)	1,075	91
Eastman Kodak Co			Quebecor World Capital ULC
7.25%, 11/15/2013	250	163	0.00%, 3/15/2016 (b)(c)	830	75
			Quebecor World Inc
Pipelines (3.82%)			0.00%, 1/15/2015 (b)(c)	480	43
Copano Energy LLC / Copano Energy Finance			Sheridan Group Inc/The
Corp			10.25%, 8/15/2011	500	335
7.75%, 6/ 1/2018	1,000	940	Valassis Communications Inc
Dynegy Holdings Inc			8.25%, 3/ 1/2015 (g)	2,000	1,700

8.75%, 2/15/2012	700	693			4,399

7.50%, 6/ 1/2015	100	87
7.13%, 5/15/2018	2,250	1,547	Private Corrections (0.01%)
7.75%, 6/ 1/2019	2,000	1,592	Corrections Corp of America
Dynegy Roseton/Danskammer Pass Through			7.75%, 6/ 1/2017	75	75
Trust Series B
7.67%, 11/ 8/2016	12,648	11,636	Property & Casualty Insurance (0.14%)
El Paso Corp			Crum & Forster Holdings Corp
7.88%, 6/15/2012	500	517	7.75%, 5/ 1/2017	750	658
6.88%, 6/15/2014	500	494	Fairfax Financial Holdings Ltd
8.25%, 2/15/2016	1,595	1,627	7.75%, 6/15/2017	615	581

7.25%, 6/ 1/2018	1,000	971			1,239

7.80%, 8/ 1/2031	1,795	1,603	Publishing - Books (0.13%)
Holly Energy Partners LP			Cengage Learning Acquisitions Inc
6.25%, 3/ 1/2015	2,650	2,359	10.50%, 1/15/2015 (c)(d)	1,335	1,148
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Publishing - Newspapers (0.27%)
6.88%, 11/ 1/2014	1,125	1,001	Block Communications Inc
6.88%, 11/ 1/2014 (c)	2,305	2,028	8.25%, 12/15/2015 (c)	2,785	2,493
8.75%, 4/15/2018	4,005	3,725
Regency Energy Partners LP / Regency Energy			Publishing - Periodicals (0.29%)
Finance Corp			Nielsen Finance LLC / Nielsen Finance Co
8.38%, 12/15/2013	2,710	2,724	11.50%, 5/ 1/2016	2,520	2,640
Targa Resources Partners LP / Targa Resources
Partners Finance Corp			Racetracks (0.24%)
8.25%, 7/ 1/2016	250	222	Speedway Motorsports Inc
Tennessee Gas Pipeline Co			6.75%, 6/ 1/2013	750	727
8.00%, 2/ 1/2016	225	250	8.75%, 6/ 1/2016 (c)	1,400	1,432

Williams Partners LP / Williams Partners					2,159

Finance Corp
7.25%, 2/ 1/2017	606	594	Radio (0.12%)

		34,610	Entercom Radio LLC / Entercom Capital Inc

			7.63%, 3/ 1/2014	1,750	1,076
Poultry (0.06%)
Pilgrim's Pride Corp			Regional Banks (0.21%)
0.00%, 5/ 1/2015 (b)	550	507	NB Capital Trust II
			7.83%, 12/15/2026	200	168
Printing - Commercial (0.48%)			Wachovia Capital Trust III
Cadmus Communications Corp			5.80%, 3/29/2049	2,669	1,748

8.38%, 6/15/2014	600	409			1,916

Cenveo Corp
7.88%, 12/ 1/2013	700	501

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Healthcare (1.02%)			Retail - Discount (0.08%)
HCP Inc			Dollar General Corp
6.30%, 9/15/2016	$ 1,395 $	1,270	11.88%, 7/15/2017	$ 200 $	224
6.70%, 1/30/2018	3,760	3,420	HSN Inc
Ventas Realty LP / Ventas Capital Corp			11.25%, 8/ 1/2016	500	506

7.13%, 6/ 1/2015	4,127	4,055			730

6.75%, 4/ 1/2017	500	470	Retail - Drug Store (0.66%)

		9,215	Rite Aid Corp

REITS - Hotels (0.48%)			9.75%, 6/12/2016 (c)	1,760	1,857
Host Hotels & Resorts LP			10.38%, 7/15/2016	2,265	2,185
7.13%, 11/ 1/2013	2,605	2,527	7.50%, 3/ 1/2017	2,250	1,924

9.00%, 5/15/2017 (c)	1,830	1,844			5,966

		4,371	Retail - Propane Distribution (1.72%)

Rental - Auto & Equipment (2.16%)			Amerigas Partners LP
Erac USA Finance Co			7.25%, 5/20/2015	1,125	1,102
6.38%, 10/15/2017 (c)	727	679	AmeriGas Partners LP / AmeriGas Eagle
7.00%, 10/15/2037 (c)	5,995	5,028	Finance Corp
Hertz Corp/The			7.13%, 5/20/2016	2,370	2,299
10.50%, 1/ 1/2016	3,275	3,128	Ferrellgas Escrow LLC / Ferrellgas Finance
			Escrow Corp
RSC Equipment Rental Inc			6.75%, 5/ 1/2014	3,125	2,844
9.50%, 12/ 1/2014	2,602	2,231
			Ferrellgas Partners LP
United Rentals North America Inc			6.75%, 5/ 1/2014 (c)	4,390	3,995
6.50%, 2/15/2012	2,100	2,027
			Ferrellgas Partners LP / Ferrellgas Partners
7.75%, 11/15/2013	2,345	2,064	Finance Corp
10.88%, 6/15/2016 (c)	4,425	4,425	8.75%, 6/15/2012	2,205	2,153

		19,582	Inergy LP/Inergy Finance Corp

Resorts & Theme Parks (0.30%)			6.88%, 12/15/2014	525	496
Six Flags Operations Inc			8.25%, 3/ 1/2016	1,250	1,240
0.00%, 7/15/2016 (b)(c)	3,473	2,726	Suburban Propane Partners LP / Suburban
			Energy Finance Corp
Retail - Apparel & Shoe (0.70%)			6.88%, 12/15/2013	1,500	1,440

Burlington Coat Factory Warehouse Corp					15,569

11.13%, 4/15/2014	3,200	2,720	Retail - Regional Department Store (0.23%)
Collective Brands Inc			Macy's Retail Holdings Inc
8.25%, 8/ 1/2013	2,350	2,280	7.00%, 2/15/2028	1,565	1,269
Ltd Brands Inc			6.38%, 3/15/2037	1,045	783

8.50%, 6/15/2019 (c)	500	503			2,052

Phillips-Van Heusen Corp
8.13%, 5/ 1/2013	585	589	Retail - Restaurants (0.39%)
7.75%, 11/15/2023	350	271	NPC International Inc

		6,363	9.50%, 5/ 1/2014	1,495	1,413

			O'Charleys Inc
Retail - Auto Parts (0.07%)			9.00%, 11/ 1/2013	1,629	1,507
PEP Boys-Manny Moe & Jack			Real Mex Restaurants Inc
7.50%, 12/15/2014	800	676	14.00%, 1/ 1/2013 (a)(c)	700	630

					3,550

Retail - Automobile (0.10%)
Asbury Automotive Group Inc			Retail - Sporting Goods (0.02%)
8.00%, 3/15/2014	340	296	Freedom Group Inc
United Auto Group			10.25%, 8/ 1/2015 (c)	165	169
7.75%, 12/15/2016	750	637

		933

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Toy Store (0.72%)			Special Purpose Entity (continued)
Toys R US Inc			Chukchansi Economic Development Authority
7.88%, 4/15/2013	$ 1,250 $	1,047	8.00%, 11/15/2013 (c)	$ 1,180 $	885
Toys R Us Property Co I LLC			El Paso Performance-Linked Trust
10.75%, 7/15/2017 (c)	5,375	5,509	7.75%, 7/15/2011 (c)	1,250	1,233

		6,556	FireKeepers Development Authority

			13.88%, 5/ 1/2015 (c)	3,460	3,460
Retail - Video Rental (0.23%)
			Harley-Davidson Funding Corp
Blockbuster Inc			6.80%, 6/15/2018 (c)	3,480	3,281
9.00%, 9/ 1/2012 (d)	4,860	2,090
			LBI Media Inc

Retail - Vitamins & Nutritional Suppliments (0.39%)			8.50%, 8/ 1/2017 (c)	1,000	525
General Nutrition Centers Inc			Milacron Escrow Corp
6.40%, 3/15/2014 (d)	4,000	3,530	0.00%, 5/15/2011 (b)(e)	230	8
			Universal City Development Partners Ltd
Rubber - Tires (0.39%)			11.75%, 4/ 1/2010	1,000	995

American Tire Distributors Inc					11,130

6.85%, 4/ 1/2012 (d)	250	190	Steel - Producers (0.50%)
10.75%, 4/ 1/2013	399	331	AK Steel Corp
Goodyear Tire & Rubber Co/The			7.75%, 6/15/2012	725	725
10.50%, 5/15/2016	2,823	3,028	ArcelorMittal

		3,549	9.85%, 6/ 1/2019	1,250	1,447

Satellite Telecommunications (2.17%)			Steel Dynamics Inc
			7.38%, 11/ 1/2012	750	744
DigitalGlobe Inc
10.50%, 5/ 1/2014 (c)	400	417	United States Steel Corp
			6.05%, 6/ 1/2017	999	925
Intelsat Corp
9.25%, 8/15/2014	3,178	3,218	6.65%, 6/ 1/2037	870	706

Intelsat Intermediate Holding Co Ltd					4,547

0.00%, 2/ 1/2015 (d)	500	482	Steel - Specialty (0.38%)
Intelsat Ltd			California Steel Industries Inc
6.50%, 11/ 1/2013	3,330	2,864	6.13%, 3/15/2014	870	774
Intelsat Subsidiary Holding Co Ltd			Tube City IMS Corp
8.50%, 1/15/2013	2,900	2,929	9.75%, 2/ 1/2015	4,340	2,713

8.88%, 1/15/2015 (c)	155	156			3,487

8.88%, 1/15/2015	4,675	4,722
Telesat Canada / Telesat LLC			Steel Pipe & Tube (0.24%)
11.00%, 11/ 1/2015 (c)	2,365	2,448	Mueller Water Products Inc
			7.38%, 6/ 1/2017	2,920	2,139
12.50%, 11/ 1/2017 (c)	2,405	2,453

		19,689	Telecommunication Equipment (0.24%)

Schools (0.26%)			Avaya Inc
Knowledge Learning Corp Inc			9.75%, 11/ 1/2015 (a)(c)	2,875	2,214
7.75%, 2/ 1/2015 (c)	2,460	2,362
			Telecommunication Services (1.30%)
Semiconductor Equipment (0.00%)			MasTec Inc
MagnaChip Semiconductor SA / MagnaChip			7.63%, 2/ 1/2017	700	623
Semiconductor Finance Co			Qwest Corp
0.00%, 12/15/2011 (b)(e)	1,000	-	7.88%, 9/ 1/2011	1,380	1,408
0.00%, 12/15/2011 (b)(d)(e)	1,000	1	8.88%, 3/15/2012 (d)	4,765	4,944

		1	7.63%, 6/15/2015	2,000	1,995

Special Purpose Entity (1.23%)			SBA Telecommunications Inc
			8.00%, 8/15/2016 (c)	225	227
Capital One Capital V
10.25%, 8/15/2039 (f)	725	743	8.25%, 8/15/2019 (c)	230	233
			Telcordia Technologies Inc
			4.26%, 7/15/2012 (c)(d)	1,000	800

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telecommunication Services (continued)			Transport - Marine (0.26%)
Time Warner Telecom Holdings Inc			Navios Maritime Holdings Inc
9.25%, 2/15/2014	$ 915 $	945	9.50%, 12/15/2014	$ 1,000 $	850
Wind Acquisition Finance SA			Ultrapetrol Bahamas Ltd
11.75%, 7/15/2017 (c)	600	642	9.00%, 11/24/2014	1,750	1,479

		11,817			2,329

Telephone - Integrated (4.31%)			Transport - Rail (0.16%)
Cincinnati Bell Inc			Kansas City Southern de Mexico SA de CV
7.25%, 7/15/2013	1,250	1,214	7.63%, 12/ 1/2013	200	180
Citizens Communications Co			7.38%, 6/ 1/2014	194	171
6.25%, 1/15/2013	4,570	4,399	12.50%, 4/ 1/2016 (c)	1,075	1,145

Frontier Communications Corp					1,496

8.25%, 5/ 1/2014	100	101
9.00%, 8/15/2031	4,800	4,416	Transport - Services (0.18%)
Level 3 Financing Inc			Bristow Group Inc
9.25%, 11/ 1/2014	2,210	1,928	7.50%, 9/15/2017	800	748
Sprint Capital Corp			PHI Inc
6.88%, 11/15/2028	12,750	9,626	7.13%, 4/15/2013	1,000	907

Sprint Nextel Corp					1,655

6.00%, 12/ 1/2016	8,425	7,361	Transport - Truck (0.07%)
Valor Telecommunications Enterprises Finance			Quality Distribution LLC / QD Capital Corp
Corp			5.01%, 1/15/2012 (d)(e)	1,000	650
7.75%, 2/15/2015	310	310
Virgin Media Finance PLC			Wire & Cable Products (0.23%)
8.75%, 4/15/2014	1,750	1,768	Belden Inc
9.13%, 8/15/2016	2,261	2,284	7.00%, 3/15/2017	400	352
9.50%, 8/15/2016	500	513	9.25%, 6/15/2019 (c)	400	398
Windstream Corp			Coleman Cable Inc
8.13%, 8/ 1/2013	2,230	2,252	9.88%, 10/ 1/2012	550	462
8.63%, 8/ 1/2016	1,525	1,548	General Cable Corp
7.00%, 3/15/2019	1,525	1,418	2.97%, 4/ 1/2015 (d)	750	645

		39,138	7.13%, 4/ 1/2017	250	237

Television (2.33%)					2,094

Allbritton Communications Co			Wireless Equipment (0.36%)
7.75%, 12/15/2012	5,360	4,449	American Tower Corp
LIN Television Corp			7.25%, 5/15/2019 (c)	1,000	985
6.50%, 5/15/2013	2,440	1,842	CC Holdings GS V LLC/Crown Castle GS III
6.50%, 5/15/2013	4,270	3,010	Corp
Univision Communications Inc			7.75%, 5/ 1/2017 (c)	650	663
12.00%, 7/ 1/2014 (c)	4,060	4,324	Crown Castle International Corp
9.75%, 3/15/2015 (c)	4,160	2,767	9.00%, 1/15/2015	1,535	1,621

Videotron Ltee					3,269

6.88%, 1/15/2014	2,700	2,646	TOTAL BONDS	$ 789,210

9.13%, 4/15/2018 (c)	320	332
9.13%, 4/15/2018	1,685	1,748	SENIOR FLOATING RATE INTERESTS (8.85%)

		21,118	Aerospace & Defense (0.01%)

			Hawker Beechcraft Inc, Term Loan B
Theaters (0.06%)			2.43%, 3/26/2014 (d)	106	73
Cinemark USA Inc
8.63%, 6/15/2019 (c)	525	543	Airlines (0.65%)
			Delta Air Lines Inc, Term Loan
			0.13%, 4/30/2012 (d)	37	32
			2.30%, 4/30/2012 (d)	928	817

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Airlines (continued)			Chemicals - Diversified (continued)
Delta Air Lines Inc, Term Loan (continued)			Lyondell Chemical Co, Term Loan (continued)
2.31%, 4/30/2012 (d)	$ 15 $	13	3.79%, 12/20/2013 (d)	$ 18 $	8
UAL Inc, Term Loan B			3.79%, 12/20/2013 (d)	42	18
0.00%, 2/ 1/2014 (d)(h)	1,675	946	3.79%, 12/20/2013 (d)	129	56
2.33%, 2/ 1/2014 (d)	7,161	4,042	0.00%, 12/20/2014 (d)(h)	2,000	863

		5,850	3.79%, 12/20/2014 (d)	68	29

Auto - Car & Light Trucks (0.48%)			4.04%, 12/20/2014 (d)	52	23
Ford Motor Co, Term Loan B			4.04%, 12/20/2014 (d)	52	23
0.00%, 12/16/2013 (d)(h)	2,314	1,960	4.04%, 12/20/2014 (d)	225	97
3.29%, 12/16/2013 (d)	181	153	4.04%, 12/20/2014 (d)	52	23
3.51%, 12/16/2013 (d)	2,597	2,199	7.00%, 12/20/2014 (d)	225	97

		4,312	7.00%, 12/20/2014 (d)	225	97

Auto-Cars/Light Trucks (0.56%)					2,088

Ford Motor Co, Term Loan B			Chemicals - Other (0.03%)
3.00%, 12/16/2013 (d)	5,959	5,046	BOC Edwards, Term Loan
			2.31%, 5/13/2014 (d)	434	278
Cable/Satellite TV (0.91%)
CCO Holdings LLC, Term Loan			Computers - Integrated Systems (0.03%)
6.75%, 9/ 6/2014 (d)	1,250	1,049	Brocade Communications Systems Inc, Term
Cequel Communications LLC, Term Loan A			Loan
4.81%, 5/ 5/2014 (d)	395	353	7.00%, 9/25/2013 (d)	230	230
Cequel Communications LLC, Term Loan B
6.31%, 5/ 5/2014 (d)	7,468	6,855	Consumer Products - Miscellaneous (0.36%)

		8,257	Spectrum Brands Inc, Term Loan B

			0.00%, 3/30/2013 (b)(d)	2,087	1,885
Casino Hotels (0.35%)			0.00%, 3/30/2013 (b)(d)	58	52
Fontainebleau Las Vegas Holdings LLC, Term			0.00%, 3/30/2013 (b)(d)	39	35
Loan
4.32%, 6/ 6/2014 (d)	333	117	0.00%, 3/30/2013 (b)(d)(h)	1,470	1,328

4.53%, 6/ 6/2014 (d)	667	197			3,300

Harrah's Operating Co Inc, Term Loan B2			Containers - Paper & Plastic (0.18%)
0.00%, 1/28/2015 (d)(h)	275	220	Smurfit-Stone Container, Term Loan
4.09%, 1/28/2015 (d)	2,651	2,123	10.00%, 1/28/2010 (d)	242	245
Venetian Macao, Term Loan			0.00%, 11/ 1/2011 (d)(h)	1,500	1,411

2.57%, 5/ 5/2013 (d)	40	37			1,656

2.85%, 5/ 5/2013 (d)	21	19
2.85%, 5/ 5/2013 (d)	148	136	Data Processing & Management (0.16%)
			First Data Corporation, Term Loan B
2.85%, 5/ 5/2013 (d)	389	359	3.04%, 9/24/2014 (d)	751	635

		3,208	3.04%, 9/24/2014 (d)	876	740

Cellular Telecommunications (0.26%)			3.06%, 9/24/2014 (d)	94	80

MetroPCS Wireless Inc, Term Loan B					1,455

2.56%, 11/ 3/2013 (d)	795	760
2.56%, 11/ 3/2013 (d)	89	85	Diversified Manufacturing Operations (0.14%)
			Clarke American Corp, Term Loan B
3.31%, 11/ 3/2013 (d)	1,590	1,519	2.81%, 5/ 1/2014 (d)	214	168

		2,364	2.81%, 5/ 1/2014 (d)	63	49

Chemicals - Diversified (0.23%)			2.81%, 5/ 1/2014 (d)	63	49
Lyondell Chemical Co, DIP - Term Loan			2.81%, 5/ 1/2014 (d)	76	59
0.00%, 12/15/2009 (d)(h)	134	139	2.81%, 5/ 1/2014 (d)	93	73
13.00%, 12/15/2009 (d)	268	277	2.81%, 5/ 1/2014 (d)	104	82
Lyondell Chemical Co, Term Loan			2.81%, 5/ 1/2014 (d)	125	98
5.81%, 12/15/2009 (d)	402	338	2.81%, 5/ 1/2014 (d)	319	250

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Diversified Manufacturing Operations			Gambling (Non-Hotel) (0.05%)
(continued)			Isle of Capri Casinos Inc, Term Loan B
Clarke American Corp, Term Loan B			2.06%, 11/25/2013 (d)	$ 114 $	108
(continued)
3.10%, 5/ 1/2014 (d)	$ 210 $	164	2.35%, 11/25/2013 (d)	285	270
3.10%, 5/ 1/2014 (d)	214	168	2.35%, 11/25/2013 (d)	100	95

Jacuzzi Brands Inc, Term Loan B					473

0.50%, 2/ 7/2014 (d)	24	11	Golf (0.00%)
2.56%, 2/ 7/2014 (d)	272	118	True Temper Sports Inc, Term Loan

		1,289	6.60%, 6/30/2011 (d)	154	40

Diversified Operations & Commercial Services (0.11%)			Independent Power Producer (0.58%)
Aramark Corp, Term Loan B			Calpine Corp, Term Loan
0.16%, 1/26/2014 (d)	60	57	3.48%, 3/29/2014 (d)	4,396	4,038
2.47%, 1/26/2014 (d)	946	897	NRG Energy Inc, Term Loan B

		954	0.50%, 2/ 1/2013 (d)	441	420

Electric - Integrated (1.03%)			1.78%, 2/ 1/2013 (d)	233	222
Texas Competitive Electric Holdings			2.10%, 2/ 1/2013 (d)	589	562

Company, Term Loan					5,242

3.79%, 10/10/2014 (d)	3	2
3.80%, 10/10/2014 (d)	491	380	Machinery - General Industry (0.00%)
Texas Competitive Electric Holdings			Milacron Inc, Term Loan
Company, Term Loan B3			19.00%, 10/ 7/2009 (a)(d)	87	44
0.00%, 10/10/2014 (d)(h)	2,025	1,558
3.79%, 10/10/2014 (d)	21	16	Medical - Hospitals (0.02%)
			HCA Inc, Term Loan B1
3.80%, 10/10/2014 (d)	2,686	2,067	2.85%, 11/18/2013 (d)	213	200
3.82%, 10/10/2014 (d)	6,944	5,344

		9,367	Miscellaneous Manufacturers (0.12%)

Electric Products - Miscellaneous (0.05%)			Polymer Group Inc, Term Loan B
TPF Generation Holdings / Tenaska LLC, Term			2.56%, 11/22/2012 (d)	362	349
Loan			2.56%, 11/22/2012 (d)	761	734
4.53%, 12/15/2014 (d)	500	420	2.56%, 11/22/2012 (d)	32	31

					1,114

Electronic Components - Miscellaneous (0.24%)
Flextronics International Ltd, Term Loan B			Paper & Related Products (0.19%)
2.85%, 10/ 1/2012 (d)	2,395	2,168	Abitibi-Consolidated Co of Canada, Term Loan
			B
Electronic Components - Semiconductors (0.15%)			0.00%, 3/31/2011 (b)(d)	1,390	1,063
Freescale Semiconductor Inc, Term Loan			NewPage Corp, Term Loan B
12.50%, 12/15/2014 (d)	351	319	4.06%, 12/21/2014 (d)	530	462
Freescale Semiconductor Inc, Term Loan B			4.06%, 12/21/2014 (d)	202	176

2.06%, 12/ 1/2013 (d)	1,473	1,079			1,701

		1,398	Pipelines (0.03%)

Food - Miscellaneous/Diversified (0.05%)			Atlas Pipeline Partners, Term Loan B
Dole Food Co Inc, Term Loan			6.75%, 7/27/2014 (d)	71	68
0.51%, 4/12/2013 (d)	53	54	6.75%, 7/27/2014 (d)	18	17
8.00%, 4/12/2013 (d)	4	4	6.75%, 7/27/2014 (d)	177	169
8.00%, 4/12/2013 (d)	11	11	6.75%, 7/27/2014 (d)	12	11
8.00%, 4/12/2013 (d)	89	90	6.75%, 7/27/2014 (d)	18	17
8.00%, 4/12/2013 (d)	166	166	6.75%, 7/27/2014 (d)	18	17

8.00%, 4/12/2013 (d)	171	172			299

		497

Schedule of Investments
High Yield Fund I
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Printing - Commercial (0.05%)			Telephone - Integrated (0.17%)
Quebecor World, Term Loan			Level 3 Communications Inc, Term Loan
0.00%, 7/10/2012 (d)(h)	$ 425 $	412	2.54%, 3/13/2014 (d)	$ 500 $	428
			2.76%, 3/13/2014 (d)	1,250	1,069

Publishing - Periodicals (0.12%)					1,497

Dex Media West, Term Loan B
0.00%, 10/24/2014 (d)(h)	423	343	Television (0.36%)
7.00%, 10/24/2014 (d)	36	29	Newport Television, Term Loan
7.00%, 10/24/2014 (d)	12	10	0.00%, 9/14/2016 (d)(h)	489	334
7.00%, 10/24/2014 (d)	24	20	7.25%, 9/14/2016 (d)	679	463
Idearc Inc, Term Loan B			7.25%, 9/14/2016 (d)	534	365
0.00%, 11/17/2014 (b)(d)	21	10	8.00%, 9/14/2016 (d)	1,339	914
0.00%, 11/17/2014 (b)(d)	659	301	Univision Communications Inc, Term Loan
0.00%, 11/17/2014 (b)(d)(h)	800	366	0.00%, 9/20/2014 (d)(h)	500	402

		1,079	2.54%, 9/20/2014 (d)	60	48

			2.54%, 9/20/2014 (d)	940	756

Rental - Auto & Equipment (0.26%)					3,282

Rental Services Corp, Term Loan
4.02%, 11/30/2013 (d)	3,075	2,402	TOTAL SENIOR FLOATING RATE INTERESTS	$ 80,317

			REPURCHASE AGREEMENTS (3.37%)
Resorts & Theme Parks (0.09%)			Diversified Banking Institutions (3.37%)
Six Flags Theme Parks Inc, Term Loan B
0.00%, 4/30/2015 (d)(h)	870	845	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
			dated 07/31/09 maturing 08/03/09
Retail - Apparel & Shoe (0.09%)			(collateralized by Sovereign Agency
Burlington Coat Factory Warehouse Corp,			Issues; $7,784,000; 0.00% - 6.08%; dated
Term Loan B			11/16/09 - 08/17/16)	$ 7,632 $	7,632
0.00%, 5/28/2013 (d)(h)	500	408	Investment in Joint Trading Account; Credit
2.54%, 5/28/2013 (d)	499	408	Suisse Repurchase Agreement; 0.19%

		816	dated 07/31/09 maturing 08/03/09

			(collateralized by US Treasury Notes;
Retail - Discount (0.11%)			$7,784,000; 0.875% - 5.125%; dated
Dollar General Corp, Term Loan B			12/31/10 - 05/15/16)	7,631	7,631
3.06%, 7/ 7/2014 (d)	750	725	Investment in Joint Trading Account;
3.06%, 7/ 7/2014 (d)	250	241	Deutsche Bank Repurchase Agreement;

			0.19% dated 07/31/09 maturing 08/03/09
		966	(collateralized by Sovereign Agency

Retail - Restaurants (0.08%)			Issues; $7,784,000; 1.625% - 5.375%;
OSI Restaurant, Term Loan B			dated 10/16/09 - 05/28/19)	7,632	7,632
0.45%, 6/14/2014 (d)	71	54	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
2.63%, 6/14/2014 (d)	838	634	0.18% dated 07/31/09 maturing 08/03/09

		688	(collateralized by Sovereign Agency Issue;

Satellite Telecommunications (0.48%)			$7,784,000; 1.625%; dated 04/26/2011)	7,632	7,632

Intelsat Jackson Holdings Ltd, Term Loan					30,527

5.75%, 2/ 1/2014 (d)	5,000	4,329	TOTAL REPURCHASE AGREEMENTS	$ 30,527

Special Purpose Entity (0.07%)			Total Investments	$ 900,413
Motor City Casino, Term Loan B			Other Assets in Excess of Liabilities, Net - 0.74%		6,735

0.00%, 7/21/2012 (d)(h)	95	86	TOTAL NET ASSETS - 100.00%	$ 907,148

8.50%, 7/21/2012 (d)	58	52
8.50%, 7/21/2012 (d)	121	110
8.50%, 7/21/2012 (d)	472	430

		678

Schedule of Investments High Yield Fund I July 31, 2009 (unaudited)

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $11,354 or 1.25% of net assets.

(b)	Non-Income Producing Security

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $217,305 or 23.95% of net assets.

(d)	Variable Rate. Rate shown is in effect at July 31, 2009.

(e)	Security is Illiquid

(f)	Security purchased on a when-issued basis.

(g)	Affiliated Security

(h)	This Senior Floating Rate Note will settle after July 31, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 58,237
Unrealized Depreciation	(55,655)

Net Unrealized Appreciation (Depreciation)	2,582
Cost for federal income tax purposes	897,831
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	18.95%
Consumer, Cyclical	17.14%
Financial	15.78%
Consumer, Non-cyclical	13.44%
Energy	9.69%
Utilities	8.07%
Industrial	7.14%
Basic Materials	5.52%
Technology	3.18%
Diversified	0.35%
Other Assets in Excess of Liabilities, Net	0.74%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Income Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.00%)			BONDS (continued)
Special Purpose Entity (0.00%)			Casino Services (continued)
Adelphia Recovery Trust (a)(b)	658,740 $	-	Peninsula Gaming LLC

TOTAL COMMON STOCKS	$ -		10.75%, 8/15/2017 (d)(e)	$ 12,000 $	11,655

					24,015

PREFERRED STOCKS (0.04%)
Finance - Investment Banker & Broker (0.00%)			Commercial Banks (1.12%)
Lehman Brothers Holdings Inc (b)	280,000	8	US Bank NA/Cincinnati OH
			6.38%, 8/ 1/2011	5,000	5,353
Finance - Mortgage Loan/Banker (0.04%)			4.95%, 10/30/2014	6,000	6,320

Freddie Mac 8.38%; Series Z (b)	300,000	393			11,673

TOTAL PREFERRED STOCKS	$ 401		Commercial Services (0.82%)

	Principal		Ceridian Corp
	Amount	Value	11.25%, 11/15/2015 (f)	10,000	8,525
	(000's)	(000's)

			Containers - Paper & Plastic (0.89%)
BONDS (69.95%)
			Sealed Air Corp
Aerospace & Defense (0.36%)			5.63%, 7/15/2013 (d)	4,000	3,925
Lockheed Martin Corp			7.88%, 6/15/2017 (d)	5,000	5,280

7.75%, 5/ 1/2026	$ 3,000	3,697
					9,205

Auto - Medium & Heavy Duty Trucks (0.62%)			Cruise Lines (1.05%)
New Flyer Industries Ltd			Royal Caribbean Cruises Ltd
14.00%, 8/19/2020 (a)(c)(d)	7,000	6,433	8.75%, 2/ 2/2011	4,000	4,000
			6.88%, 12/ 1/2013	6,000	5,310
Brewery (1.12%)			7.25%, 3/15/2018	2,000	1,580

Anheuser-Busch InBev Worldwide Inc					10,890

7.75%, 1/15/2019 (d)	10,000	11,680
			Diversified Banking Institutions (6.49%)
Cable TV (0.01%)			Bank of America Corp
Frontiervision			5.42%, 3/15/2017	5,000	4,501
0.00%, 9/15/2010 (a)(b)	2,500	75	6.80%, 3/15/2028	670	605
			8.00%, 12/29/2049 (f)	4,000	3,421
Frontiervision Operating PRT			8.13%, 12/29/2049 (f)	7,000	5,988
0.00%, 10/15/2010 (a)(b)	2,000	-

			Citigroup Inc
		75	5.85%, 8/ 2/2016	12,000	11,102

Cable/Satellite TV (2.38%)			Goldman Sachs Group Inc/The
Comcast Corp			6.60%, 1/15/2012	10,000	10,859
6.95%, 8/15/2037	3,000	3,407	5.35%, 1/15/2016	2,000	2,029
COX Communications Inc			JP Morgan Chase & Co
6.75%, 3/15/2011	8,000	8,467	5.13%, 9/15/2014	12,000	12,419
6.45%, 12/ 1/2036 (d)	4,000	4,120	7.90%, 4/29/2049 (f)	5,000	4,753
Time Warner Cable Inc			Morgan Stanley
6.55%, 5/ 1/2037	6,000	6,402	4.75%, 4/ 1/2014	5,000	4,851
7.30%, 7/ 1/2038	2,000	2,294	6.25%, 8/ 9/2026	7,000	6,877

		24,690			67,405

Casino Hotels (1.19%)			Electric - Integrated (12.09%)
MGM Mirage			Arizona Public Service Co
13.00%, 11/15/2013 (d)	10,000	11,275	6.50%, 3/ 1/2012	5,000	5,290
11.13%, 11/15/2017 (d)	1,000	1,100	Dominion Resources Inc/VA

		12,375	5.00%, 3/15/2013	10,000	10,432

			Exelon Generation Co LLC
Casino Services (2.31%)			6.20%, 10/ 1/2017	9,000	9,529
OED Corp/Diamond Jo LLC			Florida Power Corp
8.75%, 4/15/2012	12,000	12,360	5.90%, 3/ 1/2033	8,000	8,621

Schedule of Investments
Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Forestry (0.12%)
Florida Power Corp (continued)			Weyerhaeuser Co
6.35%, 9/15/2037	$ 4,000 $	4,598	7.38%, 3/15/2032	$ 1,500 $	1,284
Metropolitan Edison Co
4.95%, 3/15/2013	7,000	7,102	Gas - Distribution (0.90%)
Mirant Americas Generation LLC			Sempra Energy
8.50%, 10/ 1/2021	15,000	12,675	6.00%, 2/ 1/2013	9,000	9,355
Nisource Finance Corp
6.15%, 3/ 1/2013	5,000	5,002	Medical - Drugs (0.69%)
5.40%, 7/15/2014	5,000	4,871	Elan Finance PLC / Elan Finance Corp
5.25%, 9/15/2017	2,000	1,792	7.75%, 11/15/2011	7,250	7,196
Ohio Edison Co
5.45%, 5/ 1/2015	5,000	5,123	Medical - Hospitals (1.96%)
			HCA Inc
Oncor Electric Delivery Co			7.50%, 11/ 6/2033	1,700	1,176
7.00%, 9/ 1/2022	11,000	12,522
			HCA Inc/DE
Pacific Gas & Electric Co			9.25%, 11/15/2016	6,000	6,255
4.20%, 3/ 1/2011	10,250	10,601
			Tenet Healthcare Corp
6.05%, 3/ 1/2034	2,000	2,171	9.00%, 5/ 1/2015 (d)	6,000	6,330
Pacificorp			10.00%, 5/ 1/2018 (d)	6,000	6,630

4.95%, 8/15/2014	5,000	5,329
5.25%, 6/15/2035	5,000	4,959			20,391

PPL Energy Supply LLC			Medical - Wholesale Drug Distribution (1.01%)
6.40%, 11/ 1/2011	5,000	5,340	Cardinal Health Inc
6.50%, 5/ 1/2018	3,000	3,184	6.75%, 2/15/2011	10,000	10,513
Southwestern Electric Power Co
5.38%, 4/15/2015	6,500	6,444	Metal - Diversified (1.04%)

		125,585	Xstrata Canada Corp

			6.00%, 10/15/2015	12,000	10,832
Electronics - Military (0.11%)
Lockheed Martin Tactical Systems Inc			MRI - Medical Diagnostic Imaging (1.12%)
7.63%, 6/15/2025	1,000	1,094	Alliance HealthCare Services Inc
			7.25%, 12/15/2012	12,000	11,640
Finance - Investment Banker & Broker (1.99%)
Jefferies Group Inc			Multi-Line Insurance (0.48%)
7.75%, 3/15/2012	7,500	7,706	Farmers Insurance Exchange
6.25%, 1/15/2036	9,000	6,401	6.00%, 8/ 1/2014 (d)	6,000	5,035
Merrill Lynch & Co Inc
5.00%, 1/15/2015	3,000	2,839	Multimedia (1.34%)
6.50%, 7/15/2018	2,000	1,967	Historic TW Inc
6.75%, 6/ 1/2028	2,000	1,730	9.15%, 2/ 1/2023	5,260	5,956

		20,643	News America Inc

			6.40%, 12/15/2035	8,000	7,979

Finance - Leasing Company (0.07%)					13,935

DVI Inc
0.00%, 2/ 1/2004 (a)(b)(c)	8,125	650	Non-Hazardous Waste Disposal (1.35%)
0.00%, 2/ 1/2004 (a)(b)(c)	400	36	Allied Waste North America Inc

		686	7.88%, 4/15/2013	1,000	1,039

			7.25%, 3/15/2015	9,000	9,315
Food - Miscellaneous/Diversified (0.98%)			Waste Management Inc
Corn Products International Inc			7.38%, 8/ 1/2010	3,500	3,643

8.45%, 8/15/2009	10,200	10,215			13,997

Food - Retail (0.48%)			Oil Company - Exploration & Production (0.92%)
Safeway Inc			OPTI Canada Inc
7.50%, 9/15/2009	5,000	5,028	7.88%, 12/15/2014	6,000	3,930

Schedule of Investments
Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Regional Banks (continued)
(continued)			Wells Fargo Capital XV
XTO Energy Inc			9.75%, 12/29/2049 (f)	$ 2,500 $	2,544

6.75%, 8/ 1/2037	$ 5,000 $	5,594			27,742

		9,524

			Reinsurance (0.22%)
Oil Company - Integrated (1.79%)			Aspen Insurance Holdings Ltd
Petro-Canada			6.00%, 8/15/2014	2,500	2,332
4.00%, 7/15/2013	3,000	2,909
9.25%, 10/15/2021	8,500	10,445	REITS - Healthcare (3.54%)
6.80%, 5/15/2038	5,000	5,215	HCP Inc

		18,569	6.45%, 6/25/2012	3,000	2,992

Oil Refining & Marketing (0.43%)			6.00%, 3/ 1/2015	1,750	1,595
Tesoro Corp			7.07%, 6/ 8/2015	2,250	2,109
6.25%, 11/ 1/2012	4,600	4,439	Health Care REIT Inc
			6.00%, 11/15/2013	8,000	7,497
Pharmacy Services (0.31%)			6.20%, 6/ 1/2016	3,000	2,637
Omnicare Inc			Healthcare Realty Trust Inc
6.13%, 6/ 1/2013	3,500	3,272	8.13%, 5/ 1/2011	7,500	7,732
			5.13%, 4/ 1/2014	2,000	1,769
Physical Therapy & Rehabilitation Centers (0.86%)			Nationwide Health Properties Inc
Healthsouth Corp			6.00%, 5/20/2015	12,000	10,422

10.75%, 6/15/2016	8,500	8,904			36,753

Pipelines (4.21%)			REITS - Office Property (0.98%)
El Paso Natural Gas Co			Arden Realty LP
7.50%, 11/15/2026	10,000	10,685	5.20%, 9/ 1/2011	3,000	3,097
Energy Maintenance Services Group LLC			5.25%, 3/ 1/2015	7,000	7,035

11.50%, 3/ 1/2014 (a)(c)	13,299	10,107			10,132

Enterprise Products Operating LLC			REITS - Regional Malls (1.04%)
6.38%, 2/ 1/2013	2,500	2,668	Simon Property Group LP
Express Pipeline LP			10.35%, 4/ 1/2019	9,000	10,766
7.39%, 12/31/2017 (d)	4,288	4,913
Southern Natural Gas Co			REITS - Shopping Centers (0.93%)
8.00%, 3/ 1/2032	4,000	4,515	Developers Diversified Realty Corp
Tennessee Gas Pipeline Co			4.63%, 8/ 1/2010	10,000	9,658
8.38%, 6/15/2032	2,000	2,358
TransCanada Pipelines Ltd			REITS - Storage (0.87%)
7.25%, 8/15/2038	7,000	8,510	Shurgard Storage Centers LLC

		43,756	5.88%, 3/15/2013	9,000	9,050

Publishing - Books (1.01%)
			Retail - Automobile (0.42%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011	10,000	10,515	Asbury Automotive Group Inc
			8.00%, 3/15/2014	5,000	4,350

Regional Banks (2.67%)			Retail - Regional Department Store (0.90%)
Bank One Corp
10.00%, 8/15/2010	400	426	Neiman Marcus Group Inc/The
			10.38%, 10/15/2015	13,000	9,360
FleetBoston Financial Corp
6.88%, 1/15/2028	995	907	Special Purpose Entity (0.82%)
Wells Fargo & Co			CCM Merger Inc
4.63%, 4/15/2014	11,000	10,890	8.00%, 8/ 1/2013 (d)	11,000	8,470
7.98%, 2/28/2049 (f)	15,000	12,975

Schedule of Investments
Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Telecommunication Equipment - Fiber Optics (1.19%)			OBLIGATIONS (continued)
Corning Inc			Federal Home Loan Mortgage Corporation
5.90%, 3/15/2014	$ 12,000 $	12,355	(FHLMC) (continued)
			4.50%, 8/ 1/2033	$ 8,166 $	8,247
Telecommunication Services (1.74%)			4.50%, 8/ 1/2033	13,398	13,530
Qwest Corp			5.50%, 6/ 1/2035	15,997	16,625
8.88%, 3/15/2012 (f)	8,000	8,300	5.00%, 11/ 1/2035	13,938	14,306
Telus Corp			5.50%, 1/ 1/2036	15,571	16,182
8.00%, 6/ 1/2011	9,000	9,728	5.50%, 4/ 1/2036	12,950	13,434

		18,028	6.00%, 6/ 1/2038	5,238	5,495

Toys (0.10%)			4.00%, 4/ 1/2039	14,895	14,595
Mattel Inc			4.50%, 5/ 1/2039	17,922	18,015
7.30%, 6/13/2011	1,000	1,037	4.50%, 7/ 1/2039	20,000	20,103

					160,050

Transport - Services (0.91%)			Federal National Mortgage Association (FNMA) (4.49%)
Trailer Bridge Inc
9.25%, 11/15/2011	12,000	9,480	7.45%, 6/ 1/2016	102	110

			5.00%, 1/ 1/2018	2,925	3,076
TOTAL BONDS	$ 726,584

			6.50%, 9/ 1/2028	91	98
SENIOR FLOATING RATE INTERESTS (0.92%)			6.50%, 11/ 1/2028	80	87
Commercial Services (0.22%)			7.00%, 1/ 1/2030	32	35
Quintiles Transnational, Term Loan Lien 2			6.50%, 5/ 1/2031	308	332
4.31%, 3/31/2014 (f)	2,500	2,287	6.00%, 4/ 1/2032	848	897
Special Purpose Entity (0.70%)			6.50%, 4/ 1/2032	1,026	1,107
Motor City Casino, Term Loan B			6.50%, 5/ 1/2032	1,048	1,131
8.50%, 7/21/2012 (f)	8,056	7,331	5.00%, 10/ 1/2032	3,013	3,101

TOTAL SENIOR FLOATING RATE INTERESTS	$ 9,618		5.50%, 3/ 1/2033	3,782	3,937

			5.50%, 2/ 1/2035	15,089	15,686
CONVERTIBLE BONDS (1.06%)			4.00%, 3/ 1/2039	17,327	17,011

Medical Products (0.56%)					46,608

China Medical Technologies Inc
4.00%, 8/15/2013	9,000	5,816	Government National Mortgage Association
			(GNMA) (0.23%)
Pharmacy Services (0.50%)			7.00%, 6/20/2031	245	269
Omnicare Inc			6.00%, 5/20/2032 (f)	2,056	2,162

3.25%, 12/15/2035	7,000	5,189			2,431

TOTAL CONVERTIBLE BONDS	$ 11,005		U.S. Treasury (5.13%)

U.S. GOVERNMENT & GOVERNMENT AGENCY			2.75%, 2/15/2019	2,000	1,879
OBLIGATIONS (25.26%)			3.13%, 5/15/2019	10,000	9,691
Federal Home Loan Mortgage Corporation			4.38%, 2/15/2038	1,000	1,009
(FHLMC) (15.41%)			4.50%, 5/15/2038	14,000	14,433
5.50%, 11/ 1/2017	3,023	3,197
5.50%, 1/ 1/2018	1,002	1,059	3.50%, 2/15/2039	19,000	16,420
6.50%, 1/ 1/2029	312	337	4.25%, 5/15/2039	10,000	9,897

6.50%, 5/ 1/2029	456	492			53,329

6.50%, 6/ 1/2029	273	294	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.50%, 6/ 1/2029	803	867	AGENCY OBLIGATIONS	$ 262,418

6.50%, 8/ 1/2029	227	245
6.00%, 3/ 1/2031	280	296
5.50%, 5/ 1/2031	1,372	1,429
7.00%, 1/ 1/2032	462	503
6.00%, 5/ 1/2032	1,382	1,460
4.50%, 8/ 1/2033	9,248	9,339

Schedule of Investments
Income Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	27.20%

			Mortgage Securities	20.13%
REPURCHASE AGREEMENTS (5.28%)			Utilities	12.99%
Diversified Banking Institutions (5.28%)			Consumer, Non-cyclical	10.65%
Investment in Joint Trading Account; Bank			Communications	7.66%
of America Repurchase Agreement; 0.16%			Energy	7.34%
dated 07/31/09 maturing 08/03/09			Consumer, Cyclical	6.59%
(collateralized by Sovereign Agency			Government	5.17%
Issues; $13,980,000; 0.00% - 6.08%; dated			Industrial	3.61%
11/16/09 - 08/17/16)	$ 13,706 $	13,706	Basic Materials	1.17%
			Liabilities in Excess of Other Assets, Net	(2.51%)

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%			TOTAL NET ASSETS	100.00%

dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$13,980,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	13,707	13,707
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $13,980,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	13,706	13,706
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$13,980,000; 1.625%; dated 04/26/2011)	13,706	13,706

		54,825

TOTAL REPURCHASE AGREEMENTS	$ 54,825

Total Investments	$ 1,064,851
Liabilities in Excess of Other Assets, Net - (2.51)%		(26,103)

TOTAL NET ASSETS - 100.00%	$ 1,038,748

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $17,301 or 1.67% of net assets.
(b) Non-Income Producing Security
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $86,846 or 8.36% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Variable Rate. Rate shown is in effect at July 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,323
Unrealized Depreciation		(64,002)

Net Unrealized Appreciation (Depreciation)		(28,679)
Cost for federal income tax purposes		1,093,530
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Inflation Protection Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (12.86%)			BONDS (continued)
Asset Backed Securities (0.85%)			Electric - Integrated (continued)
Ameriquest Mortgage Securities Inc			TECO Energy Inc
0.60%, 4/25/2034 (a)(b)	$ 380 $	225	3.03%, 5/ 1/2010 (a)(c)	$ 850 $	835

Argent Securities Inc					3,708

0.41%, 4/25/2036 (a)(c)	200	190
			Finance - Consumer Loans (0.21%)
Carrington Mortgage Loan Trust
0.52%, 12/25/2035 (a)(c)	169	159	SLM Corp
			0.83%, 3/15/2011 (a)	1,000	830
Countrywide Asset-Backed Certificates
1.41%, 12/25/2032 (a)(b)	68	28	Finance - Investment Banker & Broker (0.37%)
0.65%, 2/25/2036 (a)(c)	191	159	Bear Stearns Cos LLC/The
0.53%, 3/25/2036 (a)(b)	1,313	696	0.85%, 11/28/2011 (a)	1,500	1,483
0.79%, 2/25/2037 (a)(b)	3,000	64
Fannie Mae Grantor Trust			Food - Miscellaneous/Diversified (0.36%)
0.43%, 4/25/2035 (a)	145	133	General Mills Inc
Fannie Mae Whole Loan			0.64%, 1/22/2010 (a)(c)	1,000	1,000
0.59%, 11/25/2033 (a)(b)(c)	7	7	Kraft Foods Inc
First Franklin Mortgage Loan Asset Backed			1.46%, 8/11/2010 (a)	450	450

Certificates					1,450

0.52%, 11/25/2035 (a)(b)(c)	551	503
First-Citizens Home Equity Loan LLC			Home Equity - Other (0.56%)
0.50%, 9/15/2022 (a)(d)	719	405	Asset Backed Securities Corp Home Equity
Long Beach Mortgage Loan Trust			0.38%, 7/25/2036 (a)(c)	1,244	1,135
0.82%, 6/25/2034 (a)(b)	225	128	First NLC Trust
SLM Student Loan Trust			0.59%, 9/25/2035 (a)	619	565
0.69%, 3/15/2017 (a)(b)(c)	728	705	GSAA Trust

		3,402	0.43%, 4/25/2047 (a)(b)	3,025	485

			New Century Home Equity Loan Trust
Automobile Sequential (1.00%)			0.57%, 3/25/2035 (a)(b)	55	34
AmeriCredit Automobile Receivables Trust			Option One Mortgage Loan Trust
0.32%, 4/ 6/2012 (a)(c)	478	474	1.28%, 2/25/2035 (a)(b)	29	1
Capital One Auto Finance Trust			0.74%, 3/25/2037 (a)(b)	2,000	39

0.30%, 7/15/2011 (a)(c)	117	117			2,259

0.33%, 10/15/2012 (a)(c)	2,316	2,249
Hyundai Auto Receivables Trust			Mortgage Backed Securities (5.66%)
0.69%, 1/17/2012 (a)(c)	1,169	1,166	Banc of America Commercial Mortgage Inc

		4,006	6.85%, 4/15/2036 (b)	300	285

			Bear Stearns Alt-A Trust
Commercial Banks (0.15%)			0.44%, 11/25/2036 (a)	441	216
HSBC Americas Capital Trust I			0.46%, 4/25/2037 (a)	1,183	348
7.81%, 12/15/2026 (b)(d)	100	91	Bear Stearns Asset Backed Securities Trust
ICICI Bank Ltd			0.52%, 4/25/2036 (a)	129	44
1.05%, 1/12/2010 (a)(c)(d)	500	490	Bear Stearns Commercial Mortgage Securities

		581	7.00%, 5/20/2030	434	457

Credit Card Asset Backed Securities (0.12%)			Chase Mortgage Finance Corp
American Express Credit Account Master Trust			4.05%, 7/25/2037 (a)(b)	407	262
0.57%, 3/15/2012 (a)(c)	500	500	Citigroup / Deutsche Bank Commercial
			Mortgage Trust
Electric - Integrated (0.92%)			0.42%, 10/15/2048 (a)	35,522	520
Entergy Gulf States Inc			0.07%, 12/11/2049 (a)(d)	12,728	74
1.07%, 12/ 1/2009 (a)(c)	200	199	0.37%, 12/11/2049 (a)(d)	8,133	106
Ohio Power Co			Countrywide Alternative Loan Trust
0.76%, 4/ 5/2010 (a)(c)	1,535	1,535	0.70%, 12/25/2035 (a)(b)	432	116
Pepco Holdings Inc			0.56%, 6/25/2036 (a)(b)	984	139
1.29%, 6/ 1/2010 (a)	1,150	1,139	0.55%, 7/25/2046 (a)	2,100	385

Schedule of Investments
Inflation Protection Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust (continued)			Impac CMB Trust (continued)
0.50%, 5/25/2047 (a)	$ 3,809 $	918	0.53%, 5/25/2037 (a)(b)	$ 1,402 $	1,121
Countrywide Asset-Backed Certificates			Impac Secured Assets CMN Owner Trust
0.56%, 1/25/2036 (a)(b)	150	110	0.46%, 9/25/2036 (a)	1,500	606
CS First Boston Mortgage Securities Corp			Indymac Index Mortgage Loan Trust
7.87%, 9/15/2041 (a)	1,025	1,025	0.47%, 2/25/2037 (a)	1,460	598
Fannie Mae			JP Morgan Alternative Loan Trust
0.59%, 2/25/2018 (a)	57	57	0.43%, 3/25/2037 (a)	1,460	388
0.59%, 3/25/2018 (a)	344	339	JP Morgan Mortgage Trust
0.53%, 11/25/2022 (a)	82	81	5.29%, 7/25/2035 (a)(b)	579	526
0.48%, 1/25/2023 (a)	80	79	LB-UBS Commercial Mortgage Trust
0.69%, 2/25/2028 (a)(c)	151	150	5.59%, 6/15/2031	390	404
0.59%, 2/25/2032 (a)	72	71	Merrill Lynch / Countrywide Commercial
			Mortgage Trust
0.53%, 3/25/2035 (a)	182	178	0.13%, 7/12/2046 (a)(d)	16,878	147
Fannie Mae Grantor Trust			Merrill Lynch Alternative Note Asset Trust
0.64%, 5/25/2035 (a)	72	66	0.50%, 4/25/2037 (a)	5,000	2,046
Fannie Mae Whole Loan			Morgan Stanley Capital I
0.43%, 5/25/2035 (a)(b)	78	76	0.89%, 12/20/2046 (a)(b)(d)	200	2
0.48%, 5/25/2035 (a)(b)	91	87	Residential Accredit Loans Inc
0.53%, 6/25/2044 (a)(c)	17	17	0.43%, 2/25/2037 (a)(b)	2,677	804
0.74%, 2/25/2047 (a)	77	74	Wachovia Bank Commercial Mortgage Trust
Freddie Mac			0.48%, 12/15/2043 (a)(d)	27,474	487
0.59%, 5/15/2017 (a)	313	310	4.52%, 5/15/2044	2,680	2,698
0.59%, 2/15/2018 (a)	343	337	WaMu Mortgage Pass Through Certificates
0.59%, 6/15/2018 (a)	355	351	0.92%, 12/25/2027 (a)	799	611
0.54%, 3/15/2023 (a)	205	200	0.65%, 1/25/2045 (a)	174	62
0.74%, 6/15/2023 (a)	93	91	0.66%, 11/25/2045 (a)(b)(c)	548	444
0.64%, 2/15/2030 (a)	31	31	0.51%, 8/25/2046 (a)(b)	882	392
0.64%, 5/15/2030 (a)	78	77	Washington Mutual Alternative Mortgage
0.69%, 9/15/2033 (a)	317	308	Pass-Through Certificates
			0.56%, 6/25/2046 (a)	642	66
G-Force LLC
0.59%, 12/25/2039 (a)(b)(d)	1,000	249	0.47%, 1/25/2047 (a)	3,231	583

Ginnie Mae					22,714

1.25%, 10/16/2012 (a)	2,546	75	Multimedia (0.51%)
4.51%, 10/16/2028 (a)(c)	610	627	Time Warner Inc
0.64%, 10/20/2031 (a)	153	151	1.15%, 11/13/2009 (a)(c)	2,050	2,044
0.82%, 3/16/2047 (a)	5,376	271
Greenwich Capital Commercial Funding Corp			Pipelines (0.30%)
0.32%, 3/10/2039 (a)(d)	54,711	661	Rockies Express Pipeline LLC
GSC Capital Corp Mortgage Trust			4.25%, 8/20/2009 (a)(d)	720	720
0.55%, 2/25/2036 (a)(b)	571	139	Williams Cos Inc
GSR Mortgage Loan Trust			2.60%, 10/ 1/2010 (a)(d)	500	475

0.55%, 8/25/2046 (a)	213	54			1,195

Homebanc Mortgage Trust			Regional Banks (1.06%)
0.62%, 1/25/2036 (a)(b)	936	399	BAC Capital Trust XIII
Impac CMB Trust			1.03%, 3/15/2043 (a)	4,000	1,946
1.27%, 10/25/2034 (a)(b)	43	19	Capital One Financial Corp
1.83%, 10/25/2034 (a)(b)	96	14	0.93%, 9/10/2009 (a)(c)	1,900	1,898
0.60%, 4/25/2035 (a)(b)	258	75	Fleet Capital Trust II
0.79%, 8/25/2035 (a)(b)	57	7	7.92%, 12/11/2026	500	420

0.93%, 8/25/2035 (a)(b)	51	3			4,264

Schedule of Investments
Inflation Protection Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SHORT TERM INVESTMENTS (0.29%)
Rental - Auto & Equipment (0.16%)			Repurchase Agreements (0.29%)
Erac USA Finance Co			Bank of America Repurchase Agreement;
0.91%, 8/28/2009 (a)(c)(d)	$ 660 $	658	0.20% dated 07/31/09 maturing 08/03/09
			(collateralized by U.S. Government
Special Purpose Entity (0.44%)			Agency Issues; $1,185,000; 3.00% -
Sirens BV			8.40%; dated 05/15/2010 - 03/15/2051) (c) $	1,169 $	1,167

2.46%, 4/13/2012 (a)(b)(d)(e)	2,000	1,766	TOTAL SHORT TERM INVESTMENTS	$ 1,167

			Total Investments	$ 414,387
Telecommunication Services (0.09%)			Liabilities in Excess of Other Assets, Net - (3.31)%		(13,274)

Telcordia Technologies Inc
4.26%, 7/15/2012 (a)(d)	440	352	TOTAL NET ASSETS - 100.00%	$ 401,113

Telephone - Integrated (0.10%)
			(a) Variable Rate. Rate shown is in effect at July 31, 2009.
Sprint Nextel Corp
1.00%, 6/28/2010 (a)	400	383	(b) Security is Illiquid

			(c)	Security was purchased with the cash proceeds from securities loans.
TOTAL BONDS	$ 51,595

			(d)	Security exempt from registration under Rule 144A of the Securities Act
U.S. GOVERNMENT & GOVERNMENT AGENCY			of 1933. These securities may be resold in transactions exempt from
OBLIGATIONS (90.16%)			registration, normally to qualified institutional buyers. Unless otherwise
U.S. Treasury Inflation-Indexed Obligations (90.16%)			indicated, these securities are not considered illiquid. At the end of the
4.25%, 1/15/2010	3,597	3,662	period, the value of these securities totaled $6,683 or 1.67% of net
			assets.
3.38%, 1/15/2012	3,968	4,204	(e)	Market value is determined in accordance with procedures established in
2.00%, 4/15/2012	16,293	16,716	good faith by the Board of Directors. At the end of the period, the value
3.00%, 7/15/2012	4,008	4,233	of these securities totaled $1,766 or 0.44% of net assets.
0.63%, 4/15/2013	17,873	17,639	(f)	Security or a portion of the security was on loan at the end of the period.
2.00%, 1/15/2014	37,806	38,550	(g)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
1.25%, 4/15/2014	3,314	3,324	these securities totaled $1,532 or 0.38% of net assets.
2.00%, 7/15/2014	30,774	31,380
1.63%, 1/15/2015	16,632	16,570	Unrealized Appreciation (Depreciation)
1.88%, 7/15/2015	12,094	12,234	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
2.00%, 1/15/2016	8,614	8,749	of investments held by the fund as of the period end were as follows:
2.50%, 7/15/2016	3,172	3,329
			Unrealized Appreciation	$ 7,854
2.38%, 1/15/2017	4,332	4,524
			Unrealized Depreciation		(36,758)

2.63%, 7/15/2017	18,088	19,309
			Net Unrealized Appreciation (Depreciation)		(28,904)
1.63%, 1/15/2018	17,007	16,927
			Cost for federal income tax purposes		443,291
1.38%, 7/15/2018	13,706	13,342	All dollar amounts are shown in thousands (000's)
2.13%, 1/15/2019	14,727	15,279
1.88%, 7/15/2019	13,440	13,675	Portfolio Summary (unaudited)

2.38%, 1/15/2025 (f)	9,644	9,833	Sector		Percent

2.00%, 1/15/2026	14,546	14,110	Government		90.15%
2.38%, 1/15/2027 (f)	10,000	10,219	Mortgage Securities		5.70%
1.75%, 1/15/2028	33,232	30,896	Financial		2.52%
3.63%, 4/15/2028	4,958	5,962	Asset Backed Securities		2.50%
			Utilities		0.92%
2.50%, 1/15/2029 (f)	32,337	33,783	Communications		0.69%
3.88%, 4/15/2029 (g)	9,438	11,803	Consumer, Non-cyclical		0.53%
3.38%, 4/15/2032	1,127	1,373	Energy		0.30%

		361,625	Liabilities in Excess of Other Assets, Net		(3.31%)

			TOTAL NET ASSETS		100.00%

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 361,625		Other Assets Summary (unaudited)

			Asset Type		Percent

			Futures		16.59%

	Schedule of Investments
	Inflation Protection Fund
	July 31, 2009 (unaudited)

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; September 2009	Buy	116	$ 13,377	$ 13,385	$ 8
US Long Bond; September 2009	Buy	118	13,788	14,042	254
US 10 Year Note; September 2009	Sell	3	348	352	(4)
US 2 Year Note; September 2009	Sell	179	38,705	38,768	(63)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
International Emerging Markets Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.61%)			COMMON STOCKS (continued)
Airlines (0.31%)			Cellular Telecommunications (continued)
Air China Ltd	5,532,000 $	3,569	Vivo Participacoes SA ADR	172,687 $	3,932

					68,461

Airport Development & Maintenance (0.34%)
Beijing Capital International Airport Co Ltd	5,484,000	3,906	Chemicals - Diversified (0.48%)
			Hanwha Chem Corp	485,820	5,577
Apparel Manufacturers (0.17%)
Youngone Corp (a)	186,584	1,268	Coal (1.47%)
Youngone Holdings Co Ltd	46,646	735	Banpu Public Co Ltd (a)	203,500	2,272

		2,003	China Shenhua Energy Co Ltd	2,275,000	9,291

			Yanzhou Coal Mining Co Ltd	3,528,354	5,482

Applications Software (0.44%)					17,045

Check Point Software Technologies Ltd (a)	191,583	5,113
			Commercial Banks (15.76%)
Auto - Car & Light Trucks (2.12%)			Asya Katilim Bankasi AS (a)	2,943,458	5,643
Dongfeng Motor Group Co Ltd	5,534,000	5,898	Axis Bank Ltd	362,730	6,938
Ford Otomotiv Sanayi AS	522,098	2,644	Banco do Brasil SA	374,436	4,740
Hyundai Motor Co	116,348	8,346	Bangkok Bank Public Co (a)	851,100	2,814
Kia Motors Corp	472,040	5,899	Bank Mandiri Tbk PT	17,166,000	7,221
Tofas Turk Otomobil Fabrikasi AS	901,506	1,888	Bank of China Ltd	47,463,000	23,639

		24,675	Bank of Communications Co Ltd	7,005,000	8,623

			Bank of India	813,800	5,576
Auto/Truck Parts & Equipment - Replacement (0.35%)
			Bank Rakyat Indonesia	5,966,000	4,388
Weichai Power Co Ltd	895,000	4,088
			Busan Bank	571,340	5,443
Batteries & Battery Systems (0.34%)			China Construction Bank Corp	28,659,778	23,113
Simplo Technology Co Ltd	896,500	3,935	Credicorp Ltd	68,669	4,580
			Daegu Bank	372,760	4,264
Brewery (0.47%)			ICICI Bank Ltd ADR	101,353	3,177
Cia de Bebidas das Americas ADR	77,099	5,422	Industrial and Commercial Bank of China Ltd	19,859,000	14,298
			Korea Exchange Bank	473,330	4,586
Building - Heavy Construction (0.66%)			Malayan Banking Bhd	6,196,900	11,435
Daelim Industrial Co Ltd	138,498	7,668	OTP Bank Plc	236,250	5,058
			Sberbank of Russian Federation	6,167,340	8,449
Building - Residential & Commercial (0.62%)
Corp GEO SAB de CV (a)	3,402,700	7,264	Siam Commercial Bank Public (a)(b)	801,000	1,818
			Standard Bank Group Ltd	676,009	8,135
Building & Construction - Miscellaneous (0.16%)			State Bank of India Ltd	70,692	5,302
China Communications Construction Co Ltd	1,389,000	1,803	Turkiye Garanti Bankasi AS	462,742	1,636
			Turkiye Halk Bankasi AS	960,091	5,124
Building Products - Cement & Aggregate (1.19%)			Turkiye Vakiflar Bankasi Tao	3,452,374	7,276

Anhui Conch Cement Co Ltd	780,000	5,646			183,276

Cemex SAB de CV (a)	2,312,088	2,176	Commercial Services - Finance (0.29%)
Grasim Industries Ltd (a)	101,756	5,973	Companhia Brasileira de Meios de Pagamento	352,225	3,362

		13,795	(a)

Cellular Telecommunications (5.89%)
Advanced Info Service PCL (a)(b)	1,164,000	2,959	Computer Services (1.31%)
America Movil SAB de CV ADR	528,933	22,749	Infosys Technologies Ltd ADR	354,537	15,256
China Mobile Ltd	1,811,962	19,031	Computers (0.93%)
Empresa Nacional de Telecomunicaciones SA	262,447	3,626	Compal Electronics Inc	6,382,000	6,264
MTN Group Ltd	349,366	5,763	Wistron Corp	2,299,000	4,583

SK Telecom Co Ltd	15,422	2,329			10,847

Vimpel-Communications ADR	597,455	8,072

Schedule of Investments
International Emerging Markets Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Peripheral Equipment (0.32%)			Enterprise Software & Services (0.35%)
Lite-On Technology Corp	3,318,000 $	3,777	Totvs SA	100,500 $	4,029

Diversified Financial Services (1.90%)			Finance - Investment Banker & Broker (0.63%)
Intergroup Financial Services Corp	5,305	75	Daishin Securities Co Ltd	108,500	1,577
KB Financial Group Inc - Rights (a)	12,864	174	KGI Securities Co Ltd	5,890,000	2,926
KB Financial Group Inc ADR	165,597	7,106	KIWOOM Securities Co Ltd	60,203	2,838

Korea Investment Holdings Co Ltd	145,380	4,746			7,341

Mega Financial Holding Co Ltd	14,677,000	7,650	Finance - Other Services (0.70%)
Yuanta Financial Holding Co Ltd	3,219,000	2,315	BM&FBOVESPA SA	1,269,543	8,193

		22,066

Diversified Minerals (0.30%)			Food - Meat Products (0.58%)
Anglo American PLC	106,710	3,433	BRF - Brasil Foods SA (a)	307,886	6,766

Diversified Operations (1.38%)			Food - Miscellaneous/Diversified (0.50%)
Alfa SAB de CV	483,676	1,837	Uni-President Enterprises Corp	5,601,000	5,813
Guangdong Investment Ltd	2,658,000	1,489
			Food - Retail (0.41%)
LG Corp	149,262	8,045
			Shoprite Holdings Ltd	651,079	4,782
Shanghai Industrial Holdings Ltd	864,000	4,682

		16,053	Gold Mining (0.61%)

Electric - Generation (0.29%)			Harmony Gold Mining Co Ltd (a)	306,339	2,771
Huaneng Power International Inc	4,272,710	3,369	Zijin Mining Group Co Ltd	4,682,000	4,368

					7,139

Electric - Integrated (0.93%)
			Internet Content - Entertainment (0.27%)
Centrais Eletricas Brasileiras SA (a)	231,014	3,195
			Shanda Interactive Entertainment Ltd ADR (a)	62,758	3,112
Enersis SA ADR	180,060	3,455
Reliance Infrastructure Ltd	167,475	4,211	Life & Health Insurance (2.69%)

		10,861	Cathay Financial Holding Co Ltd	6,578,000	10,105

Electric Products - Miscellaneous (0.93%)			China Life Insurance Co Ltd/Taiwan (a)	280	-
LG Electronics Inc	102,895	10,849	China Life Insurance Co Ltd	2,778,000	12,313
			Sanlam Ltd	3,460,483	8,821

Electronic Components - Miscellaneous (2.64%)					31,239

AU Optronics Corp	7,896,000	8,761
			Machinery - Construction & Mining (0.46%)
Hon Hai Precision Industry Co Ltd	4,192,525	14,440
			United Tractors Tbk PT	4,112,000	5,365
LG Display Co Ltd	258,060	7,448

		30,649	Machinery - General Industry (0.24%)

Electronic Components - Semiconductors (4.71%)			STX Engine Co Ltd	127,610	2,811
Hynix Semiconductor Inc (a)	276,700	3,965
MediaTek Inc	897,792	12,903	Medical - Drugs (0.91%)
Samsung Electronics Co Ltd	64,400	37,962	China Pharmaceutical Group Ltd	6,979,976	3,981

		54,830	Cipla Ltd/India	164,664	945

			Dr Reddys Laboratories Ltd	333,038	5,697

Electronic Measurement Instruments (0.00%)					10,623

Chroma Ate Inc	144	-
			Medical - Generic Drugs (1.03%)
Electronic Parts Distribution (0.38%)			Teva Pharmaceutical Industries Ltd ADR	225,071	12,005
WPG Holdings Co Ltd	3,610,000	4,434
			Metal - Copper (1.33%)
Engineering - Research & Development Services (0.26%)			Antofagasta PLC	693,765	8,773
Larsen & Toubro Ltd (b)	94,272	3,017	Sterlite Industries India Ltd ADR	507,454	6,724

					15,497

Schedule of Investments
International Emerging Markets Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (1.93%)			Real Estate Operator & Developer (continued)
KGHM Polska Miedz SA	471,008 $	14,005	Agile Property Holdings Ltd	3,126,000 $	4,421
MMC Norilsk Nickel ADR	838,037	8,406	KWG Property Holding Ltd	3,966,000	3,024

		22,411	Rossi Residencial SA	1,607,377	9,339

Metal - Iron (0.70%)			Shenzhen Investment Ltd	6,792,000	3,391
Novolipetsk Steel OJSC (a)	316,263	8,188	Shimao Property Holdings Ltd	2,443,000	4,911
			Sino-Ocean Land Holdings Ltd	1,461,000	1,561
Non-Ferrous Metals (0.57%)			Unitech Ltd	2,727,922	5,126

China Molybdenum Co Ltd	2,975,000	2,726			33,800

Korea Zinc Co Ltd	33,726	3,858	Reinsurance (0.24%)

		6,584	Korean Reinsurance Co	286,950	2,745

Oil - Field Services (0.51%)
China Oilfield Services Ltd	5,400,000	5,888	Retail - Automobile (0.73%)
			PT Astra International Tbk	2,883,500	8,513
Oil Company - Exploration & Production (2.18%)
CNOOC Ltd	6,505,000	8,746	Retail - Convenience Store (0.17%)
Gazprom OAO (a)(b)(c)	23,609	1,225	President Chain Store Corp	757,000	1,980
Gazprom OAO (a)	743,819	15,434

			Retail - Home Furnishings (0.31%)
		25,405	JD Group Ltd/South Africa	596,535	3,651

Oil Company - Integrated (8.89%)
China Petroleum & Chemical Corp	16,874,000	15,154	Retail - Hypermarkets (0.24%)
Lukoil OAO ADR	291,817	14,748	Magnit OAO	279,484	2,739
PetroChina Co Ltd	4,550,293	5,407
Petroleo Brasileiro SA ADR	1,190,688	49,104	Retail - Major Department Store (0.32%)
Rosneft Oil Co	2,153,929	13,161	Lotte Shopping Co Ltd	15,034	3,764
Sasol Ltd	84,729	3,035	Retail - Miscellaneous/Diversified (0.57%)
Tatneft ADR	109,703	2,732	Dufry South America Ltd	209,591	3,057

		103,341	Foschini Ltd	471,704	3,574

Oil Refining & Marketing (1.22%)					6,631

Reliance Industries Ltd (a)	197,081	8,037	Rubber - Tires (0.23%)
SK Holdings Co Ltd	69,118	6,190	Cheng Shin Rubber Industry Co Ltd	1,381,000	2,665

		14,227

Paper & Related Products (0.34%)			Semiconductor Component - Integrated Circuits (2.88%)
Nine Dragons Paper Holdings Ltd	3,799,000	3,917	Siliconware Precision Industries Co	5,896,000	7,925
			Taiwan Semiconductor Manufacturing Co Ltd	11,334,491	20,349
Petrochemicals (0.60%)			United Microelectronics Corp	11,738,000	5,206

Honam Petrochemical Corp	37,610	2,833			33,480

LG Chem Ltd	33,622	4,161	Shipbuilding (0.28%)

		6,994	Samsung Heavy Industries Co Ltd	121,730	3,216

Platinum (0.56%)
Impala Platinum Holdings Ltd	268,510	6,505	Special Purpose Banks (0.44%)
			Industrial Bank Of Korea	448,440	5,148
Public Thoroughfares (0.40%)
Zhejiang Expressway Co Ltd	4,786,000	4,638	Steel - Producers (2.48%)
			China Steel Corp	2,504,243	2,420
Real Estate Management & Services (0.48%)			Jindal Steel & Power Ltd	59,446	3,643
BR Malls Participacoes SA (a)	541,341	5,629	JSW Steel Ltd	327,100	4,760
			POSCO ADR	146,794	14,836
Real Estate Operator & Developer (2.91%)
Africa Israel Investments Ltd	102,008	2,027

Schedule of Investments
International Emerging Markets Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)
Steel - Producers (continued)			Steel - Producers (continued)
Tung Ho Steel Enterprise Corp	2,967,000 $	3,156	Usinas Siderurgicas de Minas Gerais SA	382,286 $	9,077

		28,815			14,834

Steel Pipe & Tube (0.18%)			TOTAL PREFERRED STOCKS	$ 70,983

Confab Industrial SA	673,029	2,117		Principal
				Amount	Value
Sugar (0.42%)				(000's)	(000's)

Cosan SA Industria e Comercio (a)	535,300	4,918
			REPURCHASE AGREEMENTS (0.37%)
Telecommunication Services (1.95%)			Diversified Banking Institutions (0.37%)
China Telecom Corp Ltd	12,152,000	6,335	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
Chunghwa Telecom Co Ltd	2,005,000	4,021	dated 07/31/09 maturing 08/03/09
Indosat Tbk PT	9,228,500	5,068	(collateralized by Sovereign Agency
Telekomunikasi Indonesia Tbk PT	8,038,000	7,248	Issues; $1,106,000; 0.00% - 6.08%; dated

		22,672	11/16/09 - 08/17/16)	$ 1,084 $	1,084

			Investment in Joint Trading Account; Credit
Telephone - Integrated (0.81%)			Suisse Repurchase Agreement; 0.19%
Magyar Telekom Telecommunications PLC	1,309,757	4,768	dated 07/31/09 maturing 08/03/09
Philippine Long Distance Telephone Co	57,050	3,020	(collateralized by US Treasury Notes;
			$1,106,000; 0.875% - 5.125%; dated
Telkom SA Ltd	337,562	1,681	12/31/10 - 05/15/16)	1,084	1,084

		9,469	Investment in Joint Trading Account;

Tobacco (0.35%)			Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
Souza Cruz SA (a)	119,400	4,064	(collateralized by Sovereign Agency
			Issues; $1,106,000; 1.625% - 5.375%;
Transport - Marine (0.57%)			dated 10/16/09 - 05/28/19)	1,085	1,085
Sincere Navigation	2,322,000	2,753	Investment in Joint Trading Account;
U-Ming Marine Transport Corp	2,019,000	3,822	Morgan Stanley Repurchase Agreement;

		6,575	0.18% dated 07/31/09 maturing 08/03/09

			(collateralized by Sovereign Agency Issue;
Wireless Equipment (0.10%)			$1,106,000; 1.625%; dated 04/26/2011)	1,085	1,085

Gemtek Technology Corp	694,532	1,175			4,338

TOTAL COMMON STOCKS	$ 1,076,982		TOTAL REPURCHASE AGREEMENTS	$ 4,338

PREFERRED STOCKS (6.10%)			Total Investments	$ 1,152,303
Commercial Banks (1.46%)			Other Assets in Excess of Liabilities, Net - 0.92%		10,647

Itau Unibanco Holding SA	950,345	16,977
			TOTAL NET ASSETS - 100.00%	$ 1,162,950

Diversified Minerals (2.19%)
Vale SA	1,470,830	25,424	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Diversified Operations (0.51%)			good faith by the Board of Directors. At the end of the period, the value
Investimentos Itau SA	1,162,700	5,895	of these securities totaled $9,019 or 0.78% of net assets.
			(c)	Security exempt from registration under Rule 144A of the Securities Act
Electric - Distribution (0.28%)			of 1933. These securities may be resold in transactions exempt from
Eletropaulo Metropolitana Eletricidade de			registration, normally to qualified institutional buyers. Unless otherwise
Sao Paulo SA	175,600	3,288	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $1,225 or 0.11% of net
Investment Companies (0.39%)			assets.
Bradespar SA	304,400	4,544
Lereko Mobility Pty Ltd (a)	4,384	21

		4,565

Steel - Producers (1.27%)
Gerdau SA	491,400	5,757

Schedule of Investments International Emerging Markets Fund

July 31, 2009 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 203,003
Unrealized Depreciation	(59,986)

Net Unrealized Appreciation (Depreciation)	143,017
Cost for federal income tax purposes	1,009,286
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

Brazil	15.97%
China	15.62%
Korea, Republic Of	15.51%
Taiwan, Province Of China	12.33%
India	7.26%
Russian Federation	7.15%
Hong Kong	4.31%
South Africa	4.19%
Indonesia	3.25%
Mexico	2.93%
Turkey	2.08%
Israel	1.65%
Poland	1.20%
United Kingdom	1.05%
Malaysia	0.98%
Thailand	0.85%
Hungary	0.85%
Chile	0.61%
Peru	0.40%
United States	0.37%
Bermuda	0.26%
Philippines	0.26%
Other Assets in Excess of Liabilities, Net	0.92%

TOTAL NET ASSETS	100.00%

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.96%)			COMMON STOCKS (continued)
Advertising Services (0.22%)			Applications Software (0.02%)
Aegis Group PLC	2,075,426 $	2,860	Sage Group PLC	99,376 $	324
Publicis Groupe	8,926	317

		3,177	Athletic Footwear (0.19%)

			Adidas AG	8,602	363
Aerospace & Defense (0.16%)			Puma AG Rudolf Dassler Sport	9,000	2,283
BAE Systems PLC	175,417	900	Yue Yuen Industrial Holdings Ltd	50,000	136

Finmeccanica SpA	30,019	455			2,782

Rolls-Royce Group PLC (a)	94,111	651
Thales SA	6,702	283	Audio & Video Products (0.58%)

		2,289	Matsushita Electric Industrial Co Ltd	103,300	1,638

			Sharp Corp/Japan	48,000	534
Aerospace & Defense Equipment (0.04%)			Sony Corp	218,200	6,168

Cobham PLC	83,385	250			8,340

European Aeronautic Defence and Space Co
NV	20,683	394	Auto - Car & Light Trucks (3.19%)

		644	Bayerische Motoren Werke AG	100,360	4,612

Agricultural Chemicals (0.10%)			Daimler AG	41,324	1,909
Syngenta AG	4,808	1,110	Fiat SpA	33,945	376
Yara International ASA	9,950	308	Fuji Heavy Industries Ltd	46,000	186

		1,418	Honda Motor Co Ltd	347,900	11,214

			Isuzu Motors Ltd	86,000	154
Agricultural Operations (0.02%)			Mazda Motor Corp	64,000	168
Golden Agri-Resources Ltd - Warrants (a)	26,656	2	Mitsubishi Motors Corp (a)	189,000	350
Golden Agri-Resources Ltd	66,640	20	Nissan Motor Co Ltd	120,100	874
Wilmar International Ltd	63,000	262	Renault SA	8,106	346

		284	Suzuki Motor Corp	17,200	434

Airlines (0.21%)			Toyota Motor Corp	444,572	18,746
All Nippon Airways Co Ltd	46,000	128	Volkswagen AG	13,771	4,968
Japan Airlines Corp (a)	66,000	112	Volkswagen AG	16,402	1,285
Qantas Airways Ltd	1,190,698	2,310	Volvo AB	51,349	375

Ryanair Holdings PLC (a)	26,238	117			45,997

Singapore Airlines Ltd	39,000	366	Auto - Medium & Heavy Duty Trucks (0.00%)

		3,033	Hino Motors Ltd	18,000	60

Airport Development & Maintenance (0.22%)
Aeroports de Paris	2,118	171	Auto/Truck Parts & Equipment - Original (0.33%)
Auckland International Airport Ltd	61,728	69	Aisin Seiki Co Ltd	90,500	2,329
Fraport AG Frankfurt Airport Services			Denso Corp	23,500	694
Worldwide	2,606	119	JTEKT Corp	13,200	149
Macquarie Airports	1,356,831	2,826	NGK Spark Plug Co Ltd	11,000	121

		3,185	NHK Spring Co Ltd	11,000	80

Apparel Manufacturers (0.21%)			NOK Corp	7,900	97
Billabong International Ltd	253,670	1,952	Stanley Electric Co Ltd	10,300	214
Burberry Group PLC	31,300	241	Sumitomo Electric Industries Ltd	37,200	464
Christian Dior SA	4,706	408	Toyoda Gosei Co Ltd	4,600	142
Hermes International	2,721	409	Toyota Boshoku Corp	4,400	86
Onward Holdings Co Ltd	9,000	64	Toyota Industries Corp	12,800	346

		3,074			4,722

Appliances (0.02%)			Batteries & Battery Systems (0.01%)
Electrolux AB	18,730	350	GS Yuasa Corp	22,000	201

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (0.03%)			Building & Construction Products -
Coca-Cola Amatil Ltd	39,511 $	308	Miscellaneous (continued)
Coca-Cola West Co Ltd	4,000	79	Geberit AG	2,925 $	408

		387	Imerys SA	2,424	129

			JS Group Corp	101,000	1,567
Beverages - Wine & Spirits (0.23%)			Panasonic Electric Works Co Ltd	28,000	297

Diageo PLC	173,774	2,723			5,927

Pernod-Ricard SA	8,555	665

		3,388	Building Products - Air & Heating (0.20%)

			Daikin Industries Ltd	76,700	2,788
Brewery (0.92%)			Rinnai Corp	2,700	118

Anheuser-Busch InBev NV	197,768	7,868			2,906

Asahi Breweries Ltd	28,400	452
Carlsberg A/S	5,765	400	Building Products - Cement & Aggregate (0.52%)
Foster's Group Ltd	96,648	436	Boral Ltd	40,481	169
Fraser and Neave Ltd	72,000	207	CRH PLC	218,600	5,272
Heineken NV	10,796	431	CRH PLC	8,214	196
Kirin Holdings Co Ltd	147,000	2,200	Holcim Ltd (a)	12,021	730
Lion Nathan Ltd	21,530	211	Italcementi SpA	5,192	68
SABMiller PLC	47,865	1,109	James Hardie Industries NV	30,587	133

		13,314	Lafarge SA	10,315	745

			Taiheiyo Cement Corp	63,000	95
Building - Heavy Construction (0.31%)			Titan Cement Co SA	4,177	121

Acciona SA	14,300	1,727			7,529

ACS Actividades de Construccion y
Servicios SA	7,245	386	Building Products - Doors & Windows (0.22%)
Aker Solutions ASA	95,400	819	Asahi Glass Co Ltd	366,000	3,179
Skanska AB	30,853	433
Vinci SA	22,067	1,123	Cable/Satellite TV (0.16%)

		4,488	British Sky Broadcasting Group PLC	232,156	2,117

			Jupiter Telecommunications Co Ltd	183	154

Building - Residential & Commercial (0.19%)					2,271

Berkeley Group Holdings PLC (a)	6,294	87
Daiwa House Industry Co Ltd	37,000	383	Casino Hotels (0.02%)
Sekisui Chemical Co Ltd	31,000	183	Crown Ltd	31,813	200
Sekisui House Ltd	227,000	2,140	Sky City Entertainment Group Ltd	42,210	92

		2,793			292

Building & Construction - Miscellaneous (0.55%)			Casino Services (0.02%)
Balfour Beatty PLC	35,329	180	Sankyo Co Ltd	4,000	238
Bilfinger Berger AG	16,200	852	Cellular Telecommunications (1.23%)
Bouygues SA	105,740	4,504	Hikari Tsushin Inc	1,900	41
Eiffage SA	3,024	202	NTT DoCoMo Inc	3,236	4,692
Hochtief AG	3,115	187	Vodafone Group PLC	6,380,815	13,079

Kajima Corp	447,000	1,261			17,812

Koninklijke Boskalis Westminster NV	4,219	106
Leighton Holdings Ltd	10,621	268	Chemicals - Diversified (1.87%)
Obayashi Corp	47,000	210	Akzo Nobel NV	65,165	3,575
Taisei Corp	70,000	159	Asahi Kasei Corp	63,000	326

		7,929	BASF SE	146,205	7,296

			Bayer AG	33,626	2,059
Building & Construction Products -			Denki Kagaku Kogyo K K	35,000	114
Miscellaneous (0.41%)
Cie de Saint-Gobain	82,228	3,335	DIC Corp	42,000	59
Fletcher Building Ltd	40,237	191	Johnson Matthey PLC	129,244	3,057

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Commercial Banks (continued)
K+S AG	6,586 $	368	Gunma Bank Ltd/The	29,000 $	169
Kaneka Corp	21,000	146	Hachijuni Bank Ltd/The	29,000	170
Koninklijke DSM NV	81,433	2,911	Hang Seng Bank Ltd	37,300	606
Mitsubishi Chemical Holdings Corp	87,000	391	Hiroshima Bank Ltd/The	36,000	150
Mitsubishi Gas Chemical Co Inc	250,000	1,540	Hokuhoku Financial Group Inc	89,000	203
Nitto Denko Corp	32,400	1,044	Intesa Sanpaolo SpA	2,328,170	8,669
Nufarm Ltd/Australia	12,623	114	Intesa Sanpaolo SpA-RSP	69,324	196
Shin-Etsu Chemical Co Ltd	47,900	2,582	Iyo Bank Ltd/The	18,000	188
Showa Denko KK	81,000	151	Julius Baer Holding AG	10,807	515
Solvay SA	4,335	425	KBC Groep NV	82,900	1,768
Sumitomo Chemical Co Ltd	74,000	367	Lloyds Banking Group PLC (b)	790,823	1,123
Tokuyama Corp	17,000	129	Mizuho Financial Group Inc	1,641,209	3,729
Tosoh Corp	36,000	105	National Australia Bank Ltd	358,022	7,285
Ube Industries Ltd/Japan	74,000	214	National Bank of Greece SA	32,924	961

		26,973	Nishi-Nippon City Bank Ltd/The	50,000	127

Chemicals - Specialty (0.70%)			Nordea Bank AB	142,331	1,381
Daicel Chemical Industries Ltd	399,000	2,543	Oversea-Chinese Banking Corp Ltd	125,000	679
Givaudan SA	483	323	Pohjola Bank PLC	10,327	107
Lonza Group AG	26,165	2,593	Resona Holdings Inc	27,100	400
Tokyo Ohka Kogyo Co Ltd	69,600	1,489	Seven Bank Ltd	41	107
Umicore	120,800	3,154	Shinsei Bank Ltd	65,000	96

		10,102	Shizuoka Bank Ltd/The	26,000	256

			Skandinaviska Enskilda Banken AB	80,460	449
Circuit Boards (0.13%)			Standard Chartered PLC	165,638	3,932
Ibiden Co Ltd	57,800	1,924	Sumitomo Mitsui Financial Group Inc	221,700	9,489
Coatings & Paint (0.01%)			Sumitomo Trust & Banking Co Ltd/The	73,000	400
Kansai Paint Co Ltd	15,000	116	Suncorp-Metway Ltd	54,296	322
			Suruga Bank Ltd	15,000	160
Commercial Banks (8.08%)			Svenska Handelsbanken AB	24,425	597
77 Bank Ltd/The	26,000	154	Unione di Banche Italiane SCPA	242,860	3,397
Allied Irish Banks PLC	833,200	2,090	United Overseas Bank Ltd	397,000	4,877
Australia & New Zealand Banking Group Ltd	94,356	1,462	Westpac Banking Corp	278,783	5,057
Banco Bilbao Vizcaya Argentaria SA	672,384	11,040	Wing Hang Bank Ltd	299,000	2,869
Banco de Sabadell SA	66,005	440	Yamaguchi Financial Group Inc	15,000	205

Banco Espirito Santo SA	324,400	2,026			116,635

Banco Popolare SC	46,974	380	Commercial Services (0.02%)
Banco Popular Espanol SA	41,017	370	SGS SA	240	283
Banco Santander SA	702,490	10,173
Bank of Kyoto Ltd/The	22,000	200	Commercial Services - Finance (0.03%)
Bank of Yokohama Ltd/The	66,000	358	Experian PLC	51,384	424
BOC Hong Kong Holdings Ltd	1,674,000	3,568
Chugoku Bank Ltd/The	13,000	175	Computer Data Security (0.19%)
Commonwealth Bank of Australia	237,868	8,515	Gemalto NV (a)	75,400	2,816
Danske Bank A/S	190,259	3,960
			Computer Services (0.04%)
DBS Group Holdings Ltd	82,000	791	Atos Origin SA	3,251	148
Dexia SA	32,072	252	Computershare Ltd	32,000	263
DnB NOR ASA	1,078,400	9,385	Indra Sistemas SA	7,363	170

Fortis	103,572	403			581

Fukuoka Financial Group Inc	58,000	254

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Software (0.11%)			Diversified Banking Institutions (continued)
Playtech Ltd	340,300 $	1,658	Royal Bank of Scotland Group PLC	831,796 $	623
			Societe Generale	50,942	3,271
Computers - Integrated Systems (0.41%)			UBS AG	473,501	6,917
Fujitsu Ltd	877,000	5,765	UniCredit SpA	636,271	1,864

Itochu Techno-Solutions Corp	2,200	66			95,217

Otsuka Corp	1,100	58

		5,889	Diversified Financial Services (0.04%)

			Criteria Caixacorp SA	61,659	296
Computers - Memory Devices (0.19%)			Investec PLC	27,403	185
TDK Corp	50,900	2,679	Perpetual Ltd	2,673	75

					556

Consulting Services (0.16%)
Bureau Veritas SA	3,450	163	Diversified Manufacturing Operations (1.17%)
Serco Group PLC	322,374	2,173	CSR Ltd	87,890	136

		2,336	Invensys PLC	582,650	2,511

			Siemens AG	168,309	13,419
Consumer Products - Miscellaneous (0.01%)
			Smiths Group PLC	28,479	343
Husqvarna AB (a)	29,970	189
			Tomkins Plc	64,473	191
Containers - Metal & Glass (0.03%)			Wartsila Oyj	6,392	229

Rexam PLC - Rights (a)	17,944	26			16,829

Rexam PLC	49,348	194	Diversified Minerals (2.11%)
Toyo Seikan Kaisha Ltd	10,700	230	Anglo American PLC	219,681	7,082

		450	BHP Billiton Ltd	385,414	12,201

Containers - Paper & Plastic (0.02%)			BHP Billiton PLC	349,521	9,126
Amcor Ltd/Australia	63,231	262	DOWA HOLDINGS CO LTD	18,000	82
			OZ Minerals Ltd	228,922	214
Cosmetics & Toiletries (0.32%)			Sumitomo Metal Mining Co Ltd	25,000	377
Kao Corp	83,000	1,881	Xstrata PLC	101,059	1,364

L'Oreal SA	10,668	925			30,446

Shiseido Co Ltd	25,000	408	Diversified Operations (0.98%)
Unicharm Corp	16,500	1,336	Drax Group PLC	24,549	164

		4,550	GEA Group AG	106,558	1,744

Dialysis Centers (0.19%)			Groupe Bruxelles Lambert SA	4,384	348
Fresenius Medical Care AG & Co KGaA	60,010	2,758	Hutchison Whampoa Ltd	470,000	3,520
			Keppel Corp Ltd	65,000	379
Distribution & Wholesale (0.12%)			LVMH Moet Hennessy Louis Vuitton SA	49,493	4,465
Canon Marketing Japan Inc	4,900	78	Nationale A Portefeuille	2,514	130
Hitachi High-Technologies Corp	4,900	96	Noble Group Ltd	91,000	132
Jardine Cycle & Carriage Ltd	9,000	147	Swire Pacific Ltd	235,500	2,645
Li & Fung Ltd	104,000	307	Tui Travel PLC	42,244	160
Wolseley PLC	52,300	1,170	Wharf Holdings Ltd	95,000	447

		1,798			14,134

Diversified Banking Institutions (6.60%)			Diversified Operations & Commercial Services (0.21%)
Barclays PLC	2,036,398	10,283	Brambles Ltd	575,660	2,884
BNP Paribas	211,796	15,441	Bunzl PLC	24,253	210

Credit Agricole SA	256,409	3,660			3,094

Credit Suisse Group AG	57,694	2,726
Deutsche Bank AG	148,756	9,689	E-Commerce - Services (0.17%)
HSBC Holdings PLC	3,158,587	31,961	Rakuten Inc	3,786	2,433
Mitsubishi UFJ Financial Group Inc	1,468,200	8,782

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Distribution (0.03%)			Electronic Components - Miscellaneous (1.06%)
AGL Energy Ltd	32,719 $	408	Hoya Corp	83,900 $	2,026
SP AusNet	92,615	60	Koninklijke Philips Electronics NV	158,525	3,615

		468	Kyocera Corp	8,300	668

Electric - Generation (0.02%)			Mabuchi Motor Co Ltd	2,000	101
Electric Power Development Co Ltd	9,700	288	Minebea Co Ltd	25,000	102
			Murata Manufacturing Co Ltd	11,000	539
Electric - Integrated (4.01%)			NEC Corp	98,000	344
A2A SpA	80,418	147	NGK Insulators Ltd	18,000	408
ACEA SpA	5,476	62	Nidec Corp	4,600	333
Chubu Electric Power Co Inc	33,100	798	Nippon Electric Glass Co Ltd	126,000	1,462
Chugoku Electric Power Co Inc/The	20,300	425	Omron Corp	52,000	843
CLP Holdings Ltd	482,500	3,281	Toshiba Corp	1,106,000	4,909

Contact Energy Ltd	20,802	87			15,350

E.ON AG	386,116	14,699	Electronic Components - Semiconductors (0.21%)
EDF SA	44,422	2,202	Elpida Memory Inc (a)	8,500	97
EDP - Energias de Portugal SA	1,266,639	5,024	Q-Cells SE	49,170	889
Endesa SA	81,300	2,160	Rohm Co Ltd	26,800	1,994
Enel SpA	1,293,768	7,030	Shinko Electric Industries Co Ltd	4,600	73

Fortum Oyj	20,009	463			3,053

GDF Suez	61,599	2,353
Hokkaido Electric Power Co Inc	13,400	260	Electronic Connectors (0.02%)
Hokuriku Electric Power Co	13,700	314	Hirose Electric Co Ltd	2,200	246
Hongkong Electric Holdings Ltd	535,000	2,951	Electronic Measurement Instruments (0.19%)
Iberdrola SA	181,022	1,553	Advantest Corp	10,900	238
International Power PLC	490,570	2,092	Keyence Corp	12,330	2,435

Kansai Electric Power Co Inc/The	38,200	854			2,673

Kyushu Electric Power Co Inc	19,000	410
Public Power Corp SA	8,119	177	Energy - Alternate Sources (0.22%)
RWE AG	21,866	1,850	EDP Renovaveis SA (a)	103,000	1,058
RWE AG	2,853	203	Renewable Energy Corp AS (a)	275,200	2,185

Scottish & Southern Energy PLC	40,634	751			3,243

Shikoku Electric Power Co Inc	13,100	393	Engineering - Research & Development Services (0.17%)
Tohoku Electric Power Co Inc	21,500	448	ABB Ltd (a)	97,132	1,774
Tokyo Electric Power Co Inc/The	268,352	6,877	Hong Kong Aircraft Engineerg Co Ltd	4,800	66

		57,864	Kinden Corp	10,000	84

Electric - Transmission (0.26%)			SembCorp Industries Ltd	76,000	170
National Grid PLC	366,911	3,423	Singapore Technologies Engineering Ltd	96,000	175
Terna Rete Elettrica Nazionale SpA	96,174	339	WorleyParsons Ltd	11,630	251

		3,762			2,520

Electric Products - Miscellaneous (0.43%)			Enterprise Software & Services (0.18%)
Brother Industries Ltd	15,900	143	Autonomy Corp PLC (a)	17,103	335
Casio Computer Co Ltd	16,900	139	Oracle Corp Japan	2,800	113
Funai Electric Co Ltd	21,900	914	SAP AG	44,758	2,108

Hitachi Ltd	171,000	575			2,556

Legrand SA	7,645	187	Entertainment Software (0.15%)
Mitsubishi Electric Corp	544,000	3,990	Square Enix Co Ltd	4,400	98
Sanyo Electric Co Ltd (a)	123,000	275	UBISOFT Entertainment (a)	122,000	2,084

		6,223			2,182

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Filtration & Separation Products (0.02%)			Food - Miscellaneous/Diversified (2.79%)
Alfa Laval AB	26,489 $	289	Ajinomoto Co Inc	48,000 $	461
			Associated British Foods PLC	25,692	342
Finance - Consumer Loans (0.10%)			Cadbury PLC	59,976	592
Promise Co Ltd	140,400	1,479	Danone	121,245	6,505
			Kerry Group PLC	57,209	1,334
Finance - Credit Card (0.01%)
			Nestle SA	649,407	26,726
Credit Saison Co Ltd	11,200	146
			Nissin Foods Holdings Co Ltd	27,800	887
Finance - Investment Banker & Broker (0.78%)			Unilever NV	71,652	1,958
Daiwa Securities Group Inc	66,000	391	Unilever PLC	56,235	1,484

ICAP PLC	37,857	287			40,289

Macquarie Group Ltd	63,882	2,352	Food - Retail (1.83%)
Mediobanca SpA	178,800	2,510	Carrefour SA	121,127	5,686
Mizuho Securities Co Ltd	37,000	135	Casino Guichard Perrachon SA	3,649	251
Nomura Holdings Inc	634,100	5,555	Colruyt SA	1,097	245

		11,230	Delhaize Group	5,344	382

Finance - Leasing Company (0.18%)			J Sainsbury PLC	81,016	430
Mitsubishi UFJ Lease & Finance Co Ltd	4,080	125	Koninklijke Ahold NV	494,563	5,624
ORIX Corp	39,400	2,494	Metro AG	5,329	309

		2,619	Tesco PLC	1,390,428	8,536

			WM Morrison Supermarkets PLC	108,953	491
Finance - Other Services (0.66%)			Woolworths Ltd	196,738	4,484

ASX Ltd	12,466	392
					26,438

Deutsche Boerse AG	9,010	713
Hong Kong Exchanges and Clearing Ltd	168,600	3,180	Food - Wholesale & Distribution (0.02%)
London Stock Exchange Group PLC	10,910	130	Metcash Ltd	55,197	198
Man Group PLC	723,625	3,345	Olam International Ltd	88,000	155

Singapore Exchange Ltd	298,000	1,806			353

		9,566	Gambling (Non-Hotel) (0.25%)

Fisheries (0.07%)			Ladbrokes PLC	44,676	131
Toyo Suisan Kaisha Ltd	38,000	950	OPAP SA	12,008	289
			TABCORP Holdings Ltd	41,491	251
Food - Baking (0.02%)			William Hill PLC	949,000	2,909

Aryzta AG (a)	5,769	203			3,580

Yamazaki Baking Co Ltd	9,000	113	Gas - Distribution (0.96%)

		316	Centrica PLC	1,485,689	5,466

Food - Catering (0.06%)			Gas Natural SDG SA	16,576	310
Compass Group PLC	96,390	520	Hong Kong & China Gas Co Ltd	208,000	466
Sodexo	6,956	366	Osaka Gas Co Ltd	609,000	2,027

		886	Toho Gas Co Ltd	32,000	129

Food - Dairy Products (0.02%)			Tokyo Gas Co Ltd	1,482,000	5,435

Parmalat SpA	121,994	305			13,833

			Gas - Transportation (0.02%)
Food - Flour & Grain (0.01%)			Snam Rete Gas SpA	66,472	291
Nisshin Seifun Group Inc	13,500	164
			Gold Mining (0.37%)
Food - Meat Products (0.01%)			Lihir Gold Ltd (a)	660,900	1,531
Nippon Meat Packers Inc	13,000	159	Newcrest Mining Ltd	137,174	3,442

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (continued)			Leisure & Recreation Products (0.19%)
Sino Gold Mining Ltd (a)	98,776 $	437	Sega Sammy Holdings Inc	210,700 $	2,779

		5,410

			Life & Health Insurance (0.89%)
Harbor Transportation Services (0.12%)			Alleanza Assicurazioni SpA	31,045	233
Kamigumi Co Ltd	200,000	1,668	AMP Ltd	599,399	2,817
Hotels & Motels (0.32%)			Aviva PLC	150,101	879
Accor SA	84,107	3,590	AXA Asia Pacific Holdings Ltd	75,301	268
Intercontinental Hotels Group PLC	82,451	935	Legal & General Group PLC	813,400	876
Shangri-La Asia Ltd	92,000	147	Old Mutual PLC	304,691	488

		4,672	Prudential PLC	838,137	6,276

			Sony Financial Holdings Inc	73	225
Human Resources (0.48%)			Standard Life PLC	122,491	405
Adecco SA	59,558	2,870	T&D Holdings Inc	12,100	355

Capita Group PLC/The	31,263	349			12,822

Hays PLC	802,000	1,276
Randstad Holding NV	69,600	2,410	Lighting Products & Systems (0.01%)

		6,905	Ushio Inc	7,900	149

Import & Export (1.00%)			Lottery Services (0.02%)
ITOCHU Corp	463,000	3,464	Lottomatica SpA	3,291	70
Marubeni Corp	83,000	383	Tatts Group Ltd	83,975	172

Mitsubishi Corp	67,700	1,352			242

Mitsui & Co Ltd	369,533	4,636
			Machinery - Construction & Mining (0.11%)
Sojitz Corp	86,600	181	Atlas Copco AB - A Shares	36,310	433
Sumitomo Corp	424,900	4,208	Atlas Copco AB - B Shares	30,777	326
Toyota Tsusho Corp	15,100	232	Hitachi Construction Machinery Co Ltd	7,700	136

		14,456	Komatsu Ltd	40,300	660

Industrial Automation & Robots (0.05%)					1,555

Fanuc Ltd	8,100	665
			Machinery - Electrical (0.23%)
Industrial Gases (0.51%)			Schindler Holding AG	1,487	96
Air Liquide SA	10,983	1,147	Schindler Holding AG	3,539	228
Linde AG	63,592	6,011	SMC Corp/Japan	26,000	2,935

Taiyo Nippon Sanso Corp	20,000	192			3,259

		7,350	Machinery - Farm (0.03%)

Internet Financial Services (0.02%)			Kubota Corp	55,000	495
SBI Holdings Inc/Japan	1,169	236
			Machinery - General Industry (0.44%)
Internet Security (0.02%)			Alstom SA	60,135	4,129
Trend Micro Inc	7,500	259	Amada Co Ltd	23,000	146
			IHI Corp	97,000	164
Investment Companies (0.20%)			Kawasaki Heavy Industries Ltd	101,000	260
Cheung Kong Infrastructure Holdings Ltd	34,000	124	Kone OYJ	11,536	392
Investor AB	148,209	2,639	MAN SE	5,335	368
Pargesa Holding SA	1,959	144	Metso Oyj	9,435	199

		2,907	Mitsubishi Heavy Industries Ltd	129,000	517

Investment Management & Advisory Services (0.07%)			Zardoya Otis SA	9,673	220

Aberdeen Asset Management PLC	479,900	998			6,395

			Machinery Tools & Related Products (0.16%)
			Sandvik AB	47,041	448

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery Tools & Related Products			Medical Products (continued)
(continued)			William Demant Holding (a)	1,812 $	108

THK Co Ltd	113,700 $	1,867			4,691

		2,315

			Metal - Aluminum (0.02%)
Medical - Biomedical/Gene (0.07%)			Alumina Ltd	164,859	236
CSL Ltd/Australia	30,394	776
Novozymes A/S	3,390	305	Metal - Copper (0.04%)

		1,081	Antofagasta PLC	29,983	379

Medical - Drugs (6.87%)			Kazakhmys PLC	16,340	234

Actelion Ltd (a)	120,491	6,647			613

Astellas Pharma Inc	105,300	4,017	Metal - Diversified (1.39%)
AstraZeneca PLC	189,170	8,857	Eurasian Natural Resources Corp	19,528	282
Chugai Pharmaceutical Co Ltd	16,000	293	Mitsui Mining & Smelting Co Ltd	40,000	110
Daiichi Sankyo Co Ltd	239,500	4,353	Rio Tinto Ltd	148,104	7,482
Dainippon Sumitomo Pharma Co Ltd	11,600	108	Rio Tinto PLC	286,701	11,920
Eisai Co Ltd	12,400	442	Vedanta Resources PLC	10,355	305

GlaxoSmithKline PLC	724,566	13,907			20,099

H Lundbeck A/S	4,152	80
			Metal Processors & Fabrication (0.08%)
Hisamitsu Pharmaceutical Co Inc	4,800	166	Assa Abloy AB	23,958	395
Ipsen	1,888	87	NSK Ltd	33,000	179
Kobayashi Pharmaceutical Co Ltd	23,600	910	NTN Corp	27,000	109
Merck KGaA	2,872	267	SKF AB	29,464	442

Mitsubishi Tanabe Pharma Corp	159,000	1,894			1,125

Novartis AG	124,834	5,717
Novo Nordisk A/S	134,309	7,905	Mining Services (0.02%)
Ono Pharmaceutical Co Ltd	6,100	271	Orica Ltd	17,190	323
Roche Holding AG	125,714	19,822
			Mortgage Banks (0.01%)
Sanofi-Aventis SA	227,493	14,902
			Banca Carige SpA	49,423	141
Santen Pharmaceutical Co Ltd	5,300	166
Shionogi & Co Ltd	107,000	2,215	Motion Pictures & Services (0.01%)
Shire PLC	300,002	4,450	Toho Co Ltd/Tokyo	8,300	148
Takeda Pharmaceutical Co Ltd	37,100	1,502
Tsumura & Co	4,200	136	MRI - Medical Diagnostic Imaging (0.02%)

		99,114	Sonic Healthcare Ltd	26,759	262

Medical - Wholesale Drug Distribution (0.02%)			Multi-Line Insurance (1.96%)
Alfresa Holdings Corp	2,100	107	Aegon NV	63,770	469
Mediceo Paltac Holdings Co Ltd	10,200	127	Allianz SE	40,799	4,035

		234	Assicurazioni Generali SpA	54,630	1,245

Medical Laboratory & Testing Service (0.01%)			AXA SA	469,521	9,924
BioMerieux	1,010	98	Baloise Holding AG	3,551	283
			CNP Assurances	22,879	2,091
Medical Products (0.32%)			Fondiaria-Sai SpA	4,434	74
Cochlear Ltd	30,800	1,433	ING Groep NV	86,193	1,105
Coloplast A/S	1,678	123	Mapfre SA	52,665	197
Smith & Nephew PLC	37,541	298	Sampo Oyj	23,171	484
Sonova Holding AG	3,239	286	Storebrand ASA	643,600	3,491
SSL International PLC	181,100	1,711	Topdanmark A/S (a)	997	136
Synthes Inc	2,714	305	Unipol Gruppo Finanziario SpA	55,923	70
Terumo Corp	8,400	427	Vienna Insurance Group	2,832	131

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multi-Line Insurance (continued)			Oil Company - Integrated (continued)
Zurich Financial Services	23,024 $	4,525	Royal Dutch Shell PLC - A Shares	736,657 $	19,344

		28,260	Royal Dutch Shell PLC - B Shares	501,757	13,025

Multimedia (0.37%)			StatoilHydro ASA	50,800	1,086
Lagardere SCA	8,539	319	Total SA	246,837	13,689

Pearson PLC	42,800	496			93,427

Thomson Reuters PLC	12,491	399	Oil Refining & Marketing (0.16%)
Vivendi	60,214	1,547	Neste Oil OYJ	9,403	133
WPP PLC	341,444	2,634	Nippon Mining Holdings Inc	64,500	307

		5,395	Nippon Oil Corp	322,000	1,708

Non-Ferrous Metals (0.02%)			TonenGeneral Sekiyu KK	21,000	201

Energy Resources of Australia Ltd	4,739	100			2,349

Mitsubishi Materials Corp	77,000	209	Optical Supplies (0.17%)

		309	Cie Generale d'Optique Essilor International

			SA	43,235	2,397
Office Automation & Equipment (0.79%)
Canon Inc	188,600	7,036	Paper & Related Products (0.07%)
Neopost SA	2,210	188	Holmen AB	3,805	104
Ricoh Co Ltd	312,000	4,095	Nippon Paper Group Inc	6,700	173
Seiko Epson Corp	9,800	151	OJI Paper Co Ltd	64,000	278

		11,470	Svenska Cellulosa AB	30,415	391

Office Supplies & Forms (0.01%)					946

Societe BIC SA	1,908	114	Petrochemicals (0.18%)
			Mitsui Chemicals Inc	716,000	2,626
Oil - Field Services (0.34%)
Amec PLC	69,700	821	Photo Equipment & Supplies (0.29%)
Saipem SpA	133,521	3,616	FUJIFILM Holdings Corp	105,300	3,439
Technip SA	7,299	441	Konica Minolta Holdings Inc	33,000	361

		4,878	Olympus Corp	15,900	457

Oil & Gas Drilling (0.16%)					4,257

Seadrill Ltd	139,700	2,243	Power Converter & Supply Equipment (0.84%)
			Schneider Electric SA	57,868	5,257
Oil Company - Exploration & Production (1.03%)			Vestas Wind Systems A/S (a)	98,201	6,917

Arrow Energy Ltd/Australia (a)	39,164	141			12,174

Cairn Energy Plc (a)	45,700	1,829
INPEX Corp	194	1,484	Printing - Commercial (0.06%)
Oil Search Ltd	913,600	4,309	Dai Nippon Printing Co Ltd	28,000	410
Origin Energy Ltd	219,422	2,661	Toppan Printing Co Ltd	40,000	408

Santos Ltd	39,994	486			818

Tullow Oil PLC	185,976	3,071	Property & Casualty Insurance (1.03%)
Woodside Petroleum Ltd	23,586	901	Admiral Group PLC	13,675	218

		14,882	Aioi Insurance Co Ltd	272,000	1,294

Oil Company - Integrated (6.47%)			Mitsui Sumitomo Insurance Group Holdings
BG Group PLC	820,974	13,700	Inc	103,100	2,648
			QBE Insurance Group Ltd	216,642	3,533
BP PLC	827,259	6,871
			RSA Insurance Group PLC	177,088	374
ENI SpA	571,282	13,297
			Sompo Japan Insurance Inc	48,000	319
Galp Energia SGPS SA	72,000	942
			Tokio Marine Holdings Inc	217,766	6,329
OMV AG	11,002	437
			TrygVesta AS	1,721	116

Repsol YPF SA	268,523	6,234
					14,831

Royal Dutch Shell PLC - A Shares	182,700	4,802

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Public Thoroughfares (0.26%)			Recreational Vehicles (0.01%)
Abertis Infraestructuras SA	20,063 $	415	Yamaha Motor Co Ltd	14,500 $	181
Atlantia SpA	119,047	2,627
Brisa Auto-Estradas de Portugal SA	13,060	108	Reinsurance (0.72%)
Macquarie Infrastructure Group	176,748	214	Hannover Rueckversicherung AG	4,503	183
Societe Des Autoroutes Paris-Rhin-Rhone	1,647	119	Muenchener Rueckversicherungs AG	60,370	9,146
Transurban Group	80,843	293	SCOR SE	23,356	561

		3,776	Swiss Reinsurance	14,721	565

					10,455

Publishing - Books (0.06%)
Reed Elsevier NV	35,614	373	REITS - Diversified (0.71%)
Reed Elsevier PLC	59,801	423	Ascendas Real Estate Investment Trust	1,187,333	1,403

		796	British Land Co PLC	335,299	2,436

			Corio NV	3,285	182
Publishing - Newspapers (0.03%)			Dexus Property Group	327,955	200
Fairfax Media Ltd	153,344	189	Fonciere Des Regions	1,707	150
Singapore Press Holdings Ltd	111,000	277	Gecina SA	1,374	113

		466	Klepierre	6,505	186

Publishing - Periodicals (0.03%)			Land Securities Group PLC	119,976	1,070
PagesJaunes Groupe SA	9,245	100	Mirvac Group	98,597	105
Wolters Kluwer NV	19,854	390	Segro PLC	41,638	192

		490	Stockland	589,161	1,552

Real Estate Management & Services (0.17%)			Unibail-Rodamco SE	15,094	2,638

Aeon Mall Co Ltd	6,000	127			10,227

Daito Trust Construction Co Ltd	5,600	276	REITS - Office Property (0.22%)
Mitsubishi Estate Co Ltd	121,000	2,016	ICADE	1,450	127
Nomura Real Estate Holdings Inc	3,900	69	Japan Prime Realty Investment Corp	40	86

		2,488	Japan Real Estate Investment Corp	223	1,867

Real Estate Operator & Developer (1.13%)			Nomura Real Estate Office Fund Inc	20	131
CapitaLand Ltd	114,000	303	Orix JREIT Inc	195	960

Cheung Kong Holdings Ltd	63,000	814			3,171

China Overseas Land & Investment Ltd	672,000	1,658	REITS - Shopping Centers (0.48%)
City Developments Ltd	36,000	254	CapitaMall Trust	156,000	171
Genting Singapore PLC (a)	286,000	168	CFS Retail Property Trust	118,434	170
Hang Lung Group Ltd	57,000	295	Japan Retail Fund Investment Corp	25	126
Hang Lung Properties Ltd	1,014,000	3,716	Link REIT/The	683,000	1,551
Henderson Land Development Co Ltd	378,000	2,497	Westfield Group	524,822	4,973

Hopewell Holdings Ltd	42,000	137			6,991

Hysan Development Co Ltd	44,000	120
			Resorts & Theme Parks (0.02%)
Leopalace21 Corp	150,900	1,293	Oriental Land Co Ltd	3,800	255
Mitsui Fudosan Co Ltd	94,000	1,728
New World Development Ltd	181,000	432	Retail - Apparel & Shoe (0.93%)
NTT Urban Development Corp	1,247	1,181	ABC-Mart Inc	1,700	49
Sumitomo Realty & Development Co Ltd	19,244	397	Esprit Holdings Ltd	358,900	2,593
Sun Hung Kai Properties Ltd	70,000	1,065	Fast Retailing Co Ltd	3,300	429
Tokyo Tatemono Co Ltd	21,000	103	Hennes & Mauritz AB	135,226	8,039
Tokyu Land Corp	34,000	137	Inditex SA	34,425	1,852
UOL Group Ltd	37,000	90	Next PLC	14,447	411

		16,388			13,373

Schedule of Investments International Fund I July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (0.01%)			Rubber - Tires (0.56%)
USS Co Ltd	1,640 $	103	Bridgestone Corp	253,300 $	4,401
			Compagnie Generale des Etablissements
Retail - Building Products (0.10%)			Michelin	50,204	3,625

Kingfisher PLC	116,291	413			8,026

Shimachu Co Ltd	47,100	1,001	Rubber & Vinyl (0.18%)

		1,414	JSR Corp	143,000	2,578

Retail - Consumer Electronics (0.17%)
Carphone Warehouse Group PLC	673,799	2,020	Satellite Telecommunications (0.37%)
Yamada Denki Co Ltd	6,600	413	Eutelsat Communications	7,189	201

		2,433	SES SA	263,726	5,210

					5,411

Retail - Convenience Store (0.09%)
FamilyMart Co Ltd	32,200	1,048	Schools (0.02%)
Lawson Inc	4,700	195	Benesse Corp	5,300	230

		1,243

			Security Services (0.22%)
Retail - Discount (0.01%)			G4S PLC	92,425	330
Harvey Norman Holdings Ltd	35,142	96	Secom Co Ltd	60,000	2,568
			Securitas AB	23,603	222

Retail - Drug Store (0.12%)					3,120

Matsumotokiyoshi Holdings Co Ltd	76,000	1,711
			Semiconductor Equipment (0.06%)
Retail - Home Furnishings (0.01%)			ASML Holding NV	19,238	504
Nitori Co Ltd	2,600	186	Tokyo Electron Ltd	7,200	377

					881

Retail - Jewelry (0.23%)
Compagnie Financiere Richemont SA	113,387	2,786	Shipbuilding (0.02%)
Swatch Group AG/The	2,133	390	Mitsui Engineering & Shipbuilding Co Ltd	54,000	137
Swatch Group AG/The	3,082	114	SembCorp Marine Ltd	64,000	139

		3,290			276

Retail - Major Department Store (0.29%)			Soap & Cleaning Products (0.74%)
David Jones Ltd	322,100	1,385	Henkel AG & Co KGaA	9,527	299
Home Retail Group PLC	63,275	332	Reckitt Benckiser Group PLC	217,163	10,433

Isetan Mitsukoshi Holdings Ltd	24,800	263			10,732

J Front Retailing Co Ltd	184,000	1,023	Steel - Producers (1.57%)
Lifestyle International Holdings Ltd	39,000	59	ArcelorMittal	236,768	8,521
Marks & Spencer Group PLC	81,078	468	BlueScope Steel Ltd	626,942	1,767
Marui Group Co Ltd	14,900	107	JFE Holdings Inc	90,400	3,640
PPR	3,842	428	Kobe Steel Ltd	180,000	348
Takashimaya Co Ltd	21,000	173	Nippon Steel Corp	252,000	1,009

		4,238	Nisshin Steel Co Ltd	48,000	92

Retail - Miscellaneous/Diversified (0.73%)			Rautaruukki OYJ	6,390	138
Aeon Co Ltd	28,400	276	Salzgitter AG	30,803	3,121
Seven & I Holdings Co Ltd	193,500	4,540	SSAB AB - A Shares	13,655	179
Wesfarmers Ltd	265,155	5,732	SSAB AB - B Shares	6,277	75

		10,548	Sumitomo Metal Industries Ltd	1,194,000	2,978

			ThyssenKrupp AG	14,630	450
Retail - Restaurants (0.01%)			Tokyo Steel Manufacturing Co Ltd	6,800	75
McDonald's Holdings Co Japan Ltd	4,700	86	Voestalpine AG	7,968	221
			Yamato Kogyo Co Ltd	3,100	97

					22,711

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Steel - Specialty (0.01%)			Television (continued)
Daido Steel Co Ltd	20,000 $	83	Television Broadcasts Ltd	21,000 $	92

					1,389

Steel Pipe & Tube (0.16%)
Maruichi Steel Tube Ltd	2,700	52	Textile - Products (0.07%)
Tenaris SA	21,562	327	Kuraray Co Ltd	24,500	278
Vallourec SA	14,532	1,912	Mitsubishi Rayon Co Ltd	37,000	101

		2,291	Nisshinbo Holdings Inc	9,000	115

			Teijin Ltd	68,000	215
Storage & Warehousing (0.01%)			Toray Industries Inc	67,000	336

Mitsubishi Logistics Corp	9,000	112			1,045

Sugar (0.26%)			Tobacco (0.95%)
Suedzucker AG	4,748	100	British American Tobacco PLC	257,904	8,005
Tate & Lyle PLC	592,700	3,641	Imperial Tobacco Group PLC	176,349	5,040

		3,741	Japan Tobacco Inc	213	617

					13,662

Telecommunication Equipment (0.02%)
Alcatel-Lucent	103,100	285	Tools - Hand Held (0.11%)
			Makita Corp	62,000	1,540
Telecommunication Services (0.71%)
Cable & Wireless PLC	1,120,100	2,698	Toys (0.31%)
Singapore Telecommunications Ltd	1,482,000	3,604	Namco Bandai Holdings Inc	141,900	1,596
StarHub Ltd	46,000	72	Nintendo Co Ltd	10,400	2,812

Tele2 AB	24,075	324			4,408

Telecom Corp of New Zealand Ltd	132,300	244	Transport - Marine (0.24%)
Telenor ASA	288,200	2,658	A P Moller - Maersk A/S - A Shares	40	242
TeliaSonera AB	103,588	665	A P Moller - Maersk A/S - B Shares	54	336

		10,265	Iino Kaiun Kaisha Ltd	82,400	439

Telephone - Integrated (3.72%)			Kawasaki Kisen Kaisha Ltd	428,000	1,615
Belgacom SA	39,158	1,403	Mitsui OSK Lines Ltd	58,000	353
BT Group PLC	1,712,393	3,623	Nippon Yusen KK	82,000	351
Deutsche Telekom AG	456,047	5,830	Orient Overseas International Ltd	14,500	81

France Telecom SA	80,787	2,016			3,417

Hellenic Telecommunications Organization			Transport - Rail (0.68%)
SA	168,860	2,647	Central Japan Railway Co	78	471
KDDI Corp	543	2,881	East Japan Railway Co	117,500	6,743
Koninklijke (Royal) KPN NV	416,694	6,263	Hankyu Hanshin Holdings Inc	84,000	387
Nippon Telegraph & Telephone Corp	67,500	2,789	Keio Corp	42,000	252
Portugal Telecom SGPS SA	42,010	426	Keisei Electric Railway Co Ltd	20,000	125
Softbank Corp	148,105	3,154	Kintetsu Corp	81,000	377
Swisscom AG	1,252	411	MTR Corp	101,000	366
Telecom Italia SpA - RNC	669,799	755	Tobu Railway Co Ltd	59,000	358
Telecom Italia SpA	552,269	864	Tokyu Corp	83,000	407
Telefonica SA	803,915	20,000	West Japan Railway Co	123	393

Telstra Corp Ltd	207,885	614			9,879

		53,676

			Transport - Services (0.50%)
Television (0.10%)			ComfortDelgro Corp Ltd	134,000	144
Fuji Media Holdings Inc	555	887	Deutsche Post AG	259,754	4,109
M6-Metropole Television	4,701	94	Firstgroup PLC	36,581	203
Mediaset SpA	52,194	316	Kuehne + Nagel International AG	3,758	313

Schedule of Investments
International Fund I
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (0.18%)
Transport - Services (continued)			Diversified Banking Institutions (0.18%)
Stagecoach Group PLC	323,900 $	733	Investment in Joint Trading Account; Bank
TNT NV	58,722	1,395	of America Repurchase Agreement; 0.16%
			dated 07/31/09 maturing 08/03/09
Toll Holdings Ltd	48,421	275	(collateralized by Sovereign Agency

		7,172	Issues; $681,000; 0.00% - 6.08%; dated

Transport - Truck (0.06%)			11/16/09 - 08/17/16)	$ 668 $	668
DSV A/S	13,249	183	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.19%
Nippon Express Co Ltd	62,000	285	dated 07/31/09 maturing 08/03/09
Yamato Holdings Co Ltd	27,000	401	(collateralized by US Treasury Notes;

		869	$681,000; 0.875% - 5.125%; dated

			12/31/10 - 05/15/16)	668	668
Travel Services (0.01%)			Investment in Joint Trading Account;
Thomas Cook Group PLC	33,066	120	Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
Venture Capital (0.00%)			(collateralized by Sovereign Agency
Jafco Co Ltd	2,100	74	Issues; $681,000; 1.625% - 5.375%; dated
			10/16/09 - 05/28/19)	668	668
Water (0.07%)			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Severn Trent PLC	17,304	280	0.18% dated 07/31/09 maturing 08/03/09
United Utilities Group PLC	30,496	229	(collateralized by Sovereign Agency Issue;
Veolia Environnement	15,983	550	$681,000; 1.625%; dated 04/26/2011)	668	668

		1,059			2,672

Web Portals (0.45%)			TOTAL REPURCHASE AGREEMENTS	$ 2,672

Iliad SA	21,994	2,348	Total Investments	$ 1,402,688
United Internet AG	294,841	3,749	Other Assets in Excess of Liabilities, Net - 2.84%		41,025

Yahoo! Japan Corp	1,022	335	TOTAL NET ASSETS - 100.00%	$ 1,443,713

		6,432

Wire & Cable Products (0.02%)
Furukawa Electric Co Ltd	46,000	222	(a) Non-Income Producing Security
Prysmian SpA	7,358	127	(b) Security is Illiquid

		349

			Unrealized Appreciation (Depreciation)
Wireless Equipment (0.95%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Nokia OYJ	610,516	8,127	of investments held by the fund as of the period end were as follows:
Telefonaktiebolaget LM Ericsson	564,070	5,535

		13,662	Unrealized Appreciation	$ 143,906
			Unrealized Depreciation		(112,553)

TOTAL COMMON STOCKS	$ 1,399,764		Net Unrealized Appreciation (Depreciation)		31,353

PREFERRED STOCKS (0.02%)			Cost for federal income tax purposes		1,371,335
Auto - Car & Light Trucks (0.02%)			All dollar amounts are shown in thousands (000's)
Porsche Automobil Holding SE	3,862	252

TOTAL PREFERRED STOCKS	$ 252

	Schedule of Investments
	International Fund I
	July 31, 2009 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

Japan	22.67%
United Kingdom	17.92%
France	9.60%
Germany	7.80%
Australia	6.85%
Switzerland	6.29%
Netherlands	4.78%
Spain	4.06%
Italy	3.43%
Hong Kong	2.78%
Sweden	1.68%
Denmark	1.44%
Norway	1.38%
Singapore	1.14%
Belgium	1.13%
Luxembourg	0.97%
Finland	0.71%
Ireland	0.65%
Portugal	0.59%
Papua New Guinea	0.40%
Greece	0.29%
United States	0.21%
Bermuda	0.16%
Virgin Islands, British	0.12%
Austria	0.06%
New Zealand	0.05%
Other Assets in Excess of Liabilities, Net	2.84%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.20%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; September 2009	Buy	300	$ 20,386	$ 21,433	$ 1,047
S&P 500; September 2009	Buy	42	10,183	10,336	153
All dollar amounts are shown in thousands (000's)

Schedule of Investments
International Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.23%)			COMMON STOCKS (continued)
Advertising Sales (0.35%)			Building - Heavy Construction (0.62%)
Teleperformance	136,997 $	4,335	Vinci SA	149,186 $	7,593

Advertising Services (0.35%)			Building - Maintenance & Service (0.25%)
Groupe Aeroplan Inc	468,477	4,266	Babcock International Group	398,445	3,133

Aerospace & Defense (1.31%)			Building - Residential & Commercial (0.24%)
BAE Systems PLC	1,543,619	7,916	Persimmon PLC	386,402	2,906
Finmeccanica SpA	324,043	4,914
MTU Aero Engines Holding AG	90,757	3,299	Building & Construction - Miscellaneous (0.54%)

		16,129	Bilfinger Berger AG	60,486	3,181

			Hochtief AG	57,771	3,460

Aerospace & Defense Equipment (0.36%)					6,641

Cobham PLC	1,476,270	4,417
			Building Products - Cement & Aggregate (1.03%)
Agricultural Operations (0.67%)			CRH PLC	274,931	6,564
Golden Agri-Resources Ltd - Warrants (a)	895,502	78	Holcim Ltd (a)	4,544	276
Golden Agri-Resources Ltd	15,407,917	4,550	Italcementi SpA	473,561	3,301
Wilmar International Ltd	888,000	3,696	Taiheiyo Cement Corp	1,697,000	2,564

		8,324			12,705

Apparel Manufacturers (0.46%)			Building Products - Doors & Windows (0.34%)
Hermes International	37,415	5,623	Asahi Glass Co Ltd	482,000	4,187

Appliances (0.38%)			Cable/Satellite TV (0.34%)
Electrolux AB	252,574	4,725	Jupiter Telecommunications Co Ltd	4,926	4,139

Applications Software (0.28%)			Chemicals - Diversified (1.97%)
Sage Group PLC	1,053,635	3,439	BASF SE	137,554	6,864
			Bayer AG	73,409	4,495
Audio & Video Products (1.00%)			Mitsubishi Chemical Holdings Corp	967,000	4,343
Sony Corp	435,500	12,311	Solvay SA	41,924	4,109
			Ube Industries Ltd/Japan	1,558,000	4,512

Auto - Car & Light Trucks (2.03%)
					24,323

Honda Motor Co Ltd	346,800	11,178
Nissan Motor Co Ltd	1,175,400	8,559	Chemicals - Specialty (0.22%)
Suzuki Motor Corp	209,600	5,294	Daicel Chemical Industries Ltd	430,699	2,745

		25,031

			Circuit Boards (0.38%)
Auto/Truck Parts & Equipment - Original (1.74%)			Ibiden Co Ltd	139,200	4,634
Aisin Seiki Co Ltd	144,100	3,708
Denso Corp	137,500	4,062	Commercial Banks (5.37%)
Stanley Electric Co Ltd	212,300	4,406	Banco Santander SA	243,650	3,528
Sumitomo Electric Industries Ltd	431,300	5,374	DnB NOR ASA	460,200	4,005
Tokai Rika Co Ltd	193,800	3,871	Hang Seng Bank Ltd	304,300	4,943

		21,421	National Bank of Canada	88,500	4,774

Brewery (1.96%)			Oversea-Chinese Banking Corp Ltd	1,900,000	10,324
Anheuser-Busch InBev NV	297,372	11,832	Royal Bank of Canada (a)	160,100	7,621
Carlsberg A/S	47,551	3,299	Standard Chartered PLC	674,311	16,006
Foster's Group Ltd	813,561	3,668	Sumitomo Mitsui Financial Group Inc	116,900	5,004
Kirin Holdings Co Ltd	355,000	5,312	United Overseas Bank Ltd	344,000	4,226

		24,111	Westpac Banking Corp	318,998	5,787

					66,218

Schedule of Investments
International Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services (0.56%)			Electric - Integrated (continued)
Aggreko PLC	398,214 $	3,639	RWE AG	55,804 $	4,721
Intertek Group PLC	185,674	3,222	Tokyo Electric Power Co Inc/The	137,200	3,516

		6,861			27,530

Commercial Services - Finance (0.47%)			Electric - Transmission (0.81%)
Experian PLC	700,786	5,783	National Grid PLC	1,065,318	9,939

Computer Services (0.22%)			Electric Products - Miscellaneous (0.23%)
Indra Sistemas SA	120,723	2,775	Vossloh AG	24,514	2,852

Computers (1.01%)			Electronic Components - Miscellaneous (1.57%)
Research in Motion Ltd (a)	163,300	12,403	Chemring Group PLC	82,957	2,809
			Kyocera Corp	40,400	3,253
Computers - Integrated Systems (0.49%)			Murata Manufacturing Co Ltd	80,900	3,967
Fujitsu Ltd	922,000	6,061	NEC Corp	1,382,000	4,849
			Nippon Electric Glass Co Ltd	387,000	4,491

Computers - Memory Devices (0.35%)
					19,369

TDK Corp	81,000	4,263
			Engineering - Research & Development Services (1.47%)
Consulting Services (0.23%)			ABB Ltd (a)	806,041	14,723
Bureau Veritas SA	58,721	2,783	COMSYS Holdings Corp	296,000	3,429

					18,152

Diversified Banking Institutions (2.82%)
Barclays PLC	798,305	4,031	Enterprise Software & Services (0.79%)
BNP Paribas	89,565	6,530	Autonomy Corp PLC (a)	168,542	3,308
Credit Suisse Group AG	348,101	16,450	SAP AG	136,402	6,425

Deutsche Bank AG	120,035	7,818			9,733

		34,829	Finance - Investment Banker & Broker (0.41%)

Diversified Manufacturing Operations (0.33%)			Daiwa Securities Group Inc	848,000	5,019
Invensys PLC	950,536	4,097
			Finance - Other Services (0.65%)
Diversified Minerals (4.23%)			Hong Kong Exchanges and Clearing Ltd	423,200	7,983
Anglo American PLC	166,338	5,362
			Fisheries (0.52%)
BHP Billiton Ltd	791,383	25,052	Marine Harvest (a)	4,232,000	2,658
BHP Billiton PLC	418,860	10,936	Toyo Suisan Kaisha Ltd	148,000	3,699

Xstrata PLC	804,463	10,861			6,357

		52,211

			Food - Catering (0.39%)
Diversified Operations (0.77%)			Compass Group PLC	884,096	4,763
Groupe Bruxelles Lambert SA	50,181	3,982
Noble Group Ltd	3,841,000	5,578	Food - Miscellaneous/Diversified (4.42%)

		9,560	Nestle SA	1,033,991	42,554

E-Commerce - Services (0.31%)			Unilever NV	301,999	8,251
Rakuten Inc	5,874	3,774	Unilever PLC	139,595	3,684

					54,489

Electric - Integrated (2.23%)			Food - Retail (3.66%)
E.ON AG	92,029	3,504	Colruyt SA	20,256	4,533
Enel SpA - Rights (a)(b)	125,806	124	Koninklijke Ahold NV	781,691	8,890
Enel SpA	859,283	4,669	Tesco PLC	2,392,500	14,687
Hongkong Electric Holdings Ltd	491,500	2,711	WM Morrison Supermarkets PLC	1,353,994	6,096
Iberdrola SA	537,793	4,614
Public Power Corp SA	168,347	3,671

Schedule of Investments
International Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (continued)			Metal - Copper (continued)
Woolworths Ltd	481,932 $	10,983	Inmet Mining Corp	76,800 $	3,220

		45,189			9,154

Forestry (0.47%)			Metal - Diversified (1.30%)
Sino-Forest Corp (a)	421,000	5,745	Rio Tinto Ltd	187,141	9,453
			Rio Tinto PLC	157,337	6,542

Gas - Distribution (0.20%)					15,995

Canadian Utilities Ltd	74,200	2,521
			Multi-Line Insurance (1.25%)
Gold Mining (1.41%)			ACE Ltd	85,200	4,180
Barrick Gold Corp. (a)	300,700	10,501	Baloise Holding AG	35,508	2,831
IAMGOLD Corp (a)	380,400	4,033	CNP Assurances	32,329	2,954
Lihir Gold Ltd (a)	1,245,989	2,886	Zurich Financial Services	27,614	5,426

		17,420			15,391

Import & Export (0.37%)			Multimedia (0.40%)
ITOCHU Corp	618,000	4,624	Vivendi	191,873	4,929

Instruments - Controls (0.23%)			Non-Ferrous Metals (0.25%)
Rotork PLC	190,402	2,835	Mitsubishi Materials Corp	1,119,000	3,039

Life & Health Insurance (0.37%)			Office Automation & Equipment (0.84%)
Sony Financial Holdings Inc	1,473	4,541	Canon Inc	196,800	7,342
			Neopost SA	35,417	3,016

Machinery - General Industry (1.04%)					10,358

Alstom SA	119,886	8,231
			Oil - Field Services (0.30%)
Kone OYJ	136,011	4,627	Technip SA	61,569	3,723

		12,858

Medical - Biomedical/Gene (0.78%)			Oil & Gas Drilling (0.28%)
CSL Ltd/Australia	376,052	9,608	Transocean Ltd (a)	43,543	3,470

Medical - Drugs (10.63%)			Oil Company - Exploration & Production (2.65%)
Actelion Ltd (a)	91,882	5,069	Canadian Natural Resources (a)	219,500	13,196
Astellas Pharma Inc	111,700	4,261	EnCana Corp (a)	282,300	15,142
Chugai Pharmaceutical Co Ltd	191,100	3,504	Talisman Energy (a)	278,300	4,301

GlaxoSmithKline PLC	1,449,618	27,823			32,639

Grifols SA	164,952	3,003	Oil Company - Integrated (4.54%)
Hisamitsu Pharmaceutical Co Inc	100,600	3,476	BG Group PLC	1,082,753	18,069
Novartis AG	695,299	31,842	ENI SpA	200,410	4,664
Novo Nordisk A/S	225,007	13,243	Husky Energy Inc	129,800	3,819
Roche Holding AG	195,784	30,870	Idemitsu Kosan Co Ltd	37,000	3,093
Sanofi-Aventis SA	64,812	4,246	Royal Dutch Shell PLC - B Shares	160,640	4,170
Santen Pharmaceutical Co Ltd	117,700	3,676	Suncor Energy Inc (a)	170,700	5,521

		131,013	Total SA	300,871	16,686

Medical - Wholesale Drug Distribution (0.19%)					56,022

Galenica AG	7,733	2,316	Pipelines (0.71%)
			Enbridge Inc (a)	227,874	8,819
Medical Instruments (0.37%)
Elekta AB	293,201	4,612	Property & Casualty Insurance (0.26%)
			RSA Insurance Group PLC	1,540,857	3,259
Metal - Copper (0.74%)
First Quantum Minerals Ltd	89,100	5,934

Schedule of Investments
International Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Public Thoroughfares (0.51%)			Steel - Producers (continued)
Atlantia SpA	284,145 $	6,269	SSAB AB - B Shares	136,439 $	1,631

					11,818

Real Estate Management & Services (0.69%)
Mitsubishi Estate Co Ltd	512,000	8,533	Telecommunication Equipment (0.41%)
			Tandberg ASA	241,200	5,115
Reinsurance (0.29%)
Hannover Rueckversicherung AG	88,084	3,578	Telecommunication Services (0.73%)
			Singapore Telecommunications Ltd	3,693,000	8,981
REITS - Diversified (0.39%)
Unibail-Rodamco SE	27,321	4,774	Telephone - Integrated (2.86%)
			Portugal Telecom SGPS SA	450,426	4,563
Retail - Apparel & Shoe (0.39%)			Softbank Corp	488,100	10,394
Fast Retailing Co Ltd	96	12	Telefonica SA	816,862	20,322

Hennes & Mauritz AB	81,192	4,827			35,279

		4,839	Tobacco (2.55%)

Retail - Building Products (0.40%)			British American Tobacco PLC	609,915	18,930
Kingfisher PLC	1,396,942	4,965	Imperial Tobacco Group PLC	437,138	12,494

					31,424

Retail - Computer Equipment (0.23%)			Transport - Marine (0.22%)
Game Group PLC	1,161,096	2,851	Mitsui OSK Lines Ltd	437,000	2,665

Retail - Convenience Store (0.60%)			Transport - Rail (1.50%)
Alimentation Couche Tard Inc	203,500	3,215	Canadian National Railway (a)	204,700	9,955
Lawson Inc	101,400	4,212	East Japan Railway Co	148,400	8,516

		7,427			18,471

Retail - Home Furnishings (0.27%)			Transport - Services (0.53%)
Nitori Co Ltd	46,300	3,317	Koninklijke Vopak NV (a)	68,275	4,093
Retail - Major Department Store (0.40%)			Viterra Inc (a)	285,400	2,403

Marks & Spencer Group PLC	860,750	4,971			6,496

			Transport - Truck (0.32%)
Rubber - Tires (0.27%)			Yamato Holdings Co Ltd	264,000	3,925
Yokohama Rubber Co Ltd/The	626,000	3,328
			Water (0.25%)
Satellite Telecommunications (0.71%)			United Utilities Group PLC	403,550	3,039
Eutelsat Communications	145,645	4,070
SES SA	239,280	4,727	Wire & Cable Products (0.38%)

		8,797	Furukawa Electric Co Ltd	978,000	4,723

Schools (0.28%)			Wireless Equipment (0.99%)
Benesse Corp	79,200	3,432	Nokia OYJ	270,536	3,601
Security Services (0.42%)			Telefonaktiebolaget LM Ericsson	875,653	8,592

G4S PLC	1,447,301	5,162			12,193

			TOTAL COMMON STOCKS	$ 1,223,393

Soap & Cleaning Products (0.97%)
Reckitt Benckiser Group PLC	249,766	11,999

Steel - Producers (0.96%)
ArcelorMittal	106,722	3,841
BlueScope Steel Ltd	750,883	2,116
Kobe Steel Ltd	2,187,000	4,230

Schedule of Investments
International Growth Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Country	Percent

	Amount	Value
	(000's)	(000's)	Japan	19.25%

			United Kingdom	19.25%
REPURCHASE AGREEMENTS (0.91%)			Switzerland	13.86%
Diversified Banking Institutions (0.91%)			Canada	10.33%
Investment in Joint Trading Account; Bank			France	6.45%
of America Repurchase Agreement; 0.16%			Australia	5.41%
dated 07/31/09 maturing 08/03/09			Germany	4.07%
(collateralized by Sovereign Agency			Spain	2.78%
Issues; $2,852,000; 0.00% - 6.08%; dated			Singapore	2.58%
11/16/09 - 08/17/16)	$ 2,796 $	2,796	Netherlands	2.06%
			Belgium	1.98%
Investment in Joint Trading Account; Credit			Sweden	1.98%
Suisse Repurchase Agreement; 0.19%			Italy	1.94%
dated 07/31/09 maturing 08/03/09			Hong Kong	1.72%
(collateralized by US Treasury Notes;			Denmark	1.34%
$2,852,000; 0.875% - 5.125%; dated			Ireland	1.00%
12/31/10 - 05/15/16)	2,796	2,796	Norway	0.96%
Investment in Joint Trading Account;			United States	0.91%
Deutsche Bank Repurchase Agreement;			Luxembourg	0.70%
0.19% dated 07/31/09 maturing 08/03/09			Finland	0.67%
(collateralized by Sovereign Agency			Portugal	0.37%
Issues; $2,852,000; 1.625% - 5.375%;			Greece	0.30%
dated 10/16/09 - 05/28/19)	2,796	2,796	Papua New Guinea	0.23%
Investment in Joint Trading Account;			Liabilities in Excess of Other Assets, Net	(0.14%)

Morgan Stanley Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$2,852,000; 1.625%; dated 04/26/2011)	2,796	2,796

		11,184

TOTAL REPURCHASE AGREEMENTS	$ 11,184

Total Investments	$ 1,234,577
Liabilities in Excess of Other Assets, Net - (0.14)%		(1,725)

TOTAL NET ASSETS - 100.00%	$ 1,232,852

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $124 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 147,436
Unrealized Depreciation		(82,158)

Net Unrealized Appreciation (Depreciation)		65,278
Cost for federal income tax purposes		1,169,299
All dollar amounts are shown in thousands (000's)

Schedule of Investments International Value Fund I July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.67%)			COMMON STOCKS (continued)
Advertising Sales (0.03%)			Applications Software (0.02%)
Teleperformance	7,685 $	243	Sage Group PLC	55,358 $	181

Advertising Services (0.07%)			Athletic Footwear (0.79%)
Publicis Groupe	17,393	618	Yue Yuen Industrial Holdings Ltd	2,639,000	7,168

Aerospace & Defense (0.79%)			Audio & Video Products (0.05%)
BAE Systems PLC	237,554	1,218	Matsushita Electric Industrial Co Ltd	9,700	154
Finmeccanica SpA	52,876	802	Sharp Corp/Japan	27,000	300

Meggitt PLC	26,010	79			454

MTU Aero Engines Holding AG	7,155	260	Auto - Car & Light Trucks (3.01%)
Rolls-Royce Group PLC (a)	668,734	4,628	Bayerische Motoren Werke AG	12,945	595
Thales SA	4,789	202	Daimler AG	112,608	5,203

		7,189	Fuji Heavy Industries Ltd	119,000	480

Aerospace & Defense Equipment (0.06%)			Honda Motor Co Ltd	187,800	6,053
European Aeronautic Defence and Space Co			Isuzu Motors Ltd	94,000	168
NV	24,188	461	Kanto Auto Works Ltd	5,300	48
Zodiac Aerospace	2,315	90	Mazda Motor Corp	164,000	430

		551	Nissan Motor Co Ltd	274,700	2,000

Agricultural Chemicals (0.05%)			Nissan Shatai Co Ltd	14,000	129
Incitec Pivot Ltd	128,314	296	Renault SA	10,630	453
Yara International ASA	5,500	171	Suzuki Motor Corp	18,900	477

		467	Toyota Motor Corp	255,600	10,778

Agricultural Operations (0.01%)			Volkswagen AG	6,551	513

Wilmar International Ltd	27,000	112			27,327

			Auto - Medium & Heavy Duty Trucks (0.01%)
Airlines (1.00%)			Hino Motors Ltd	20,000	67
Air France-KLM	27,000	340
Air New Zealand Ltd	136,800	100	Auto/Truck Parts & Equipment - Original (0.22%)
All Nippon Airways Co Ltd	64,000	178	Aisan Industry Co Ltd	4,400	38
Deutsche Lufthansa AG	5,893	79	Aisin Seiki Co Ltd	14,900	383
Qantas Airways Ltd	80,918	157	NHK Spring Co Ltd	8,000	58
Singapore Airlines Ltd	877,000	8,227	Nippon Seiki Co Ltd	6,000	74

		9,081	NOK Corp	8,700	107

Airport Development & Maintenance (0.02%)			Showa Corp	5,800	33
Fraport AG Frankfurt Airport Services			Sumitomo Electric Industries Ltd	38,500	480
Worldwide	1,003	46	Topre Corp	4,100	35
Macquarie Airports	53,991	112	Toyota Industries Corp	17,600	476
Singapore Airport Terminal Services Ltd	34,000	50	Valeo SA	11,200	297

		208			1,981

Apparel Manufacturers (0.13%)			Auto/Truck Parts & Equipment - Replacement (0.01%)
Benetton Group SpA	11,398	97	Geely Automobile Holdings Ltd	280,000	68
Billabong International Ltd	5,100	39
Christian Dior SA	9,400	816	Beverages - Non-Alcoholic (0.03%)
Onward Holdings Co Ltd	29,000	207	Coca-Cola Amatil Ltd	33,178	259
Tokyo Style Co Ltd	4,000	32	Ito En Ltd	2,600	41

		1,191	Mikuni Coca-Cola Bottling Co Ltd	1,600	13

					313

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Bicycle Manufacturing (0.01%)			Building Products - Doors & Windows (0.06%)
Shimano Inc	1,400 $	57	Asahi Glass Co Ltd	59,000 $	513

Brewery (0.54%)			Capacitors (0.01%)
Asahi Breweries Ltd	22,600	360	Mitsumi Electric Co Ltd	3,200	79
Carlsberg A/S	15,956	1,107
Foster's Group Ltd	245,191	1,105	Casino Hotels (0.06%)
Fraser and Neave Ltd	79,000	228	Crown Ltd	93,077	584
Heineken Holding NV	3,084	106
			Casino Services (0.01%)
Kirin Holdings Co Ltd	112,000	1,676
			Sankyo Co Ltd	2,200	131
Lion Nathan Ltd	23,532	231
Sapporo Holdings Ltd	7,000	42	Cellular Telecommunications (3.00%)

		4,855	Hikari Tsushin Inc	2,100	45

Building - Heavy Construction (1.77%)			NTT DoCoMo Inc	2,123	3,078
Sacyr Vallehermoso SA	16,200	259	T-Gaia Corp	25	38
Skanska AB	33,921	476	Vodafone Group PLC	11,743,443	24,070

Vinci SA	301,782	15,360			27,231

		16,095	Chemicals - Diversified (4.16%)

Building - Residential & Commercial (0.10%)			Akzo Nobel NV	268,387	14,725
Berkeley Group Holdings PLC (a)	7,758	107	Arkema SA	9,000	258
Daiwa House Industry Co Ltd	42,000	435	BASF SE	52,814	2,635
Sekisui House Ltd	42,000	396	Bayer AG	125,884	7,708

		938	Denki Kagaku Kogyo K K	38,000	124

			DIC Corp	30,000	42
Building & Construction - Miscellaneous (0.22%)
Balfour Beatty PLC	74,902	382	Hitachi Chemical Co Ltd	8,200	168
Bouygues SA	14,079	600	Kaneka Corp	23,000	160
Carillion PLC	6,380	28	Koninklijke DSM NV	25,986	929
Eiffage SA	6,807	454	Mitsubishi Chemical Holdings Corp	112,500	505
Koninklijke Boskalis Westminster NV	4,638	116	Mitsubishi Gas Chemical Co Inc	30,000	185
Leighton Holdings Ltd	7,590	192	Shin-Etsu Chemical Co Ltd	149,500	8,058
Maeda Corp	6,000	19	Showa Denko KK	89,000	166
Taisei Corp	79,000	179	Solvay SA	15,770	1,546

		1,970	Sumitomo Chemical Co Ltd	110,000	545

					37,754

Building & Construction Products -
Miscellaneous (0.15%)			Chemicals - Specialty (0.07%)
Cie de Saint-Gobain	22,311	905	Daicel Chemical Industries Ltd	21,000	134
Fletcher Building Ltd	22,120	105	Umicore	19,164	500

Fujitec Co Ltd	6,000	32			634

JS Group Corp	19,800	307	Coatings & Paint (0.01%)

		1,349	Kansai Paint Co Ltd	17,000	131

Building Products - Cement & Aggregate (0.25%)
Boral Ltd	44,507	186	Commercial Banks (7.07%)
CRH PLC	39,548	954	77 Bank Ltd/The	79,000	468
Italcementi SpA	5,708	75	Aichi Bank Ltd/The	600	51
James Hardie Industries NV	11,770	51	Alpha Bank AE	29,638	391
Lafarge SA	11,593	837	Australia & New Zealand Banking Group Ltd	268,275	4,158
Taiheiyo Cement Corp	35,000	53	Banca Monte dei Paschi di Siena SpA	167,292	314
Titan Cement Co SA	4,593	133	Banca Popolare di Milano Scarl	116,598	706

		2,289	Banco Bilbao Vizcaya Argentaria SA	182,152	2,991

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Banco Comercial Portugues SA	477,834 $	511	Suncorp-Metway Ltd	153,170 $	910
Banco de Sabadell SA	53,291	355	Svenska Handelsbanken AB	28,133	688
Banco Espirito Santo SA	43,767	273	Sydbank A/S	7,113	180
Banco Popolare SC	183,335	1,482	Tochigi Bank Ltd/The	4,000	19
Banco Popular Espanol SA	40,468	365	United Overseas Bank Ltd	103,000	1,265
Banco Santander SA	740,181	10,719	Vontobel Holding AG	9,671	309
Bank of Kyoto Ltd/The	46,000	417	Westpac Banking Corp	6,400	116
Bank of Nagoya Ltd/The	14,000	61	Wing Hang Bank Ltd	13,500	129
Bank of Yokohama Ltd/The	72,000	390	Yamaguchi Financial Group Inc	17,000	233
Bendigo and Adelaide Bank Ltd	13,144	90	Yamanashi Chuo Bank Ltd/The	2,000	10

BOC Hong Kong Holdings Ltd	254,730	543			64,168

Chiba Bank Ltd/The	40,000	260	Commercial Services (0.02%)
Chiba Kogyo Bank Ltd/The (a)	5,300	47	SIA Engineering Co Ltd	85,000	155
Chuo Mitsui Trust Holdings Inc	71,000	248
Commonwealth Bank of Australia	141,763	5,074	Computer Services (0.05%)
Daishi Bank Ltd/The	35,000	139	Atos Origin SA	1,787	81
Danske Bank A/S	112,197	2,335	Computershare Ltd	16,859	139
DBS Group Holdings Ltd	150,000	1,447	Dimension Data Holdings PLC	98,338	99
Dexia SA	42,261	332	Hitachi Information Systems Ltd	3,300	100
DnB NOR ASA	44,000	383	NEC Fielding Ltd	2,100	30

Eighteenth Bank Ltd/The	8,000	23			449

Fortis	119,298	464	Computers (0.00%)
Fukuoka Financial Group Inc	175,000	767	Japan Digital Laboratory Co Ltd	2,300	29
Gunma Bank Ltd/The	16,000	93
Hang Seng Bank Ltd	63,100	1,025	Computers - Integrated Systems (0.15%)
Higo Bank Ltd/The	1,000	6	Fujitsu Ltd	133,000	874
Hokuetsu Bank Ltd/The	3,000	6	Hitachi Systems & Services Ltd	100	2
Hokuhoku Financial Group Inc	49,000	112	Itochu Techno-Solutions Corp	2,400	72
Hyakugo Bank Ltd/The	27,000	133	NS Solutions Corp	1,600	29
Hyakujushi Bank Ltd/The	6,000	28	NTT Data Corp	123	415

Intesa Sanpaolo SpA	1,068,500	3,979			1,392

Intesa Sanpaolo SpA-RSP	76,219	215
			Computers - Memory Devices (0.06%)
Iyo Bank Ltd/The	7,000	73
			TDK Corp	10,000	526
Kagoshima Bank Ltd/The (a)	1,000	8
Lloyds Banking Group PLC (b)	910,896	1,293	Containers - Metal & Glass (0.05%)
Mizuho Financial Group Inc	574,300	1,305	Rexam PLC - Rights (a)	19,729	28
National Australia Bank Ltd	219,318	4,463	Rexam PLC	54,256	214
National Bank of Greece SA	17,491	511	Toyo Seikan Kaisha Ltd	11,800	253

Nishi-Nippon City Bank Ltd/The	123,000	312			495

Nordea Bank AB	497,988	4,831
Oversea-Chinese Banking Corp Ltd	42,000	228	Containers - Paper & Plastic (0.07%)
			Amcor Ltd/Australia	151,920	629
Piccolo Credito Valtellinese Scarl	18,286	181
Pohjola Bank PLC	11,354	118	Cosmetics & Toiletries (0.11%)
San-In Godo Bank Ltd/The	17,000	160	Aderans Holdings Co Ltd	1,900	27
Shinsei Bank Ltd	71,000	105	Fancl Corp	2,100	25
Skandinaviska Enskilda Banken AB	254,182	1,420	Kao Corp	23,000	521
Standard Chartered PLC	417	10	Kose Corp	3,000	61
Sumitomo Mitsui Financial Group Inc	73,100	3,129
Sumitomo Trust & Banking Co Ltd/The	139,000	761

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			Diversified Operations (continued)
Shiseido Co Ltd	21,000 $	343	HKR International Ltd	162,400 $	72

		977	Hutchison Whampoa Ltd	198,000	1,483

Cruise Lines (0.04%)			Jardine Matheson Holdings Ltd	5,800	167
Carnival PLC	13,226	385	Jardine Strategic Holdings Ltd	8,000	130
			Nationale A Portefeuille	2,764	143
Dental Supplies & Equipment (0.00%)			Noble Group Ltd	65,000	94
Nakanishi Inc	400	28	Swire Pacific Ltd	43,000	483
			Washington H Soul Pattinson & Co Ltd	371	4
Distribution & Wholesale (0.09%)			Wharf Holdings Ltd	174,000	818

Canon Marketing Japan Inc	5,400	86			3,918

Itochu Enex Co Ltd	7,600	47
Jardine Cycle & Carriage Ltd	35,000	574	Diversified Operations & Commercial Services (0.05%)
			Brambles Ltd	92,876	465
San-Ai Oil Co Ltd	8,000	37
Sinanen Co Ltd	5,000	25	Electric - Distribution (0.10%)

		769	AGL Energy Ltd	71,274	888

Diversified Banking Institutions (8.13%)			Vector Ltd	46,600	62

Barclays PLC	1,160,392	5,860			950

BNP Paribas	149,260	10,882	Electric - Generation (0.05%)
Credit Agricole SA	130,190	1,858	Electric Power Development Co Ltd	16,500	490
Credit Suisse Group AG	37,123	1,754
Deutsche Bank AG	21,719	1,415	Electric - Integrated (4.11%)
HSBC Holdings PLC	1,490,903	15,086	Chubu Electric Power Co Inc	24,600	593
HSBC Holdings PLC	852,966	8,486	CLP Holdings Ltd	186,000	1,265
Mitsubishi UFJ Financial Group Inc	1,705,600	10,202	E.ON AG	428,832	16,325
Societe Generale	53,501	3,435	Edison SpA	828,000	1,184
UBS AG	577,896	8,441	EDP - Energias de Portugal SA	172,678	685
UniCredit SpA	2,187,533	6,407	Enel SpA	416,327	2,262

		73,826	Fortum Oyj	23,047	534

Diversified Financial Services (0.11%)			GDF Suez	76,309	2,915
Criteria Caixacorp SA	24,329	117	Hokkaido Electric Power Co Inc	14,700	286
Guoco Group Ltd	9,000	85	Hongkong Electric Holdings Ltd	107,500	593
Investec PLC	111,749	754	Iberdrola SA	492,089	4,222

		956	International Power PLC	46,176	197

			Kansai Electric Power Co Inc/The	15,300	342
Diversified Manufacturing Operations (2.55%)			Kyushu Electric Power Co Inc	61,100	1,317
CSR Ltd	96,631	150	RWE AG	27,741	2,347
Siemens AG	279,351	22,273	Tokyo Electric Power Co Inc/The	89,300	2,288

Sulzer AG	4,453	294			37,355

Tomkins Plc	70,885	210
Wartsila Oyj	7,028	251	Electric Products - Miscellaneous (0.15%)

		23,178	Brother Industries Ltd	17,500	158

			Hitachi Ltd	321,000	1,079
Diversified Minerals (0.21%)			Toshiba TEC Corp	22,000	94

Anglo American PLC	52,532	1,693			1,331

OZ Minerals Ltd	258,068	242

		1,935	Electronic Components - Miscellaneous (0.80%)

			Hosiden Corp	7,100	92
Diversified Operations (0.43%)			Koninklijke Philips Electronics NV	223,970	5,108
Exor SpA	5,963	101	Kyocera Corp	4,900	395
First Pacific Co	248,000	159	Mabuchi Motor Co Ltd	1,100	55
Groupe Bruxelles Lambert SA	3,327	264

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Finance - Other Services (continued)
(continued)			Man Group PLC	87,324 $	404

Minebea Co Ltd	14,000 $	57			795

Murata Manufacturing Co Ltd	13,000	637
NEC Corp	144,000	505	Food - Baking (0.03%)
Omron Corp	26,000	422	Yamazaki Baking Co Ltd	25,000	314

		7,271

			Food - Catering (0.08%)
Electronic Components - Semiconductors (0.10%)			Sodexo	13,945	734
Infineon Technologies AG (a)	112,000	459
Rohm Co Ltd	5,900	439	Food - Dairy Products (0.04%)
Sanken Electric Co Ltd	5,000	20	Morinaga Milk Industry Co Ltd	10,000	42

		918	Parmalat SpA	134,127	335

					377

Electronic Measurement Instruments (0.01%)
Advantest Corp	6,000	131	Food - Flour & Grain (0.02%)
			Nisshin Seifun Group Inc	15,000	182
Engineering - Research & Development Services (0.08%)
Chudenko Corp	2,100	34	Food - Meat Products (0.06%)
Imtech NV	12,600	268	Marudai Food Co Ltd	13,000	33
Kinden Corp	11,000	92	Nippon Meat Packers Inc	42,000	515
SembCorp Industries Ltd	160,000	357	Yonekyu Corp	1,000	9

		751			557

Enterprise Software & Services (0.05%)			Food - Miscellaneous/Diversified (0.18%)
Hitachi Software Engineering Co Ltd	3,700	103	Ajinomoto Co Inc	37,000	355
Nomura Research Institute Ltd	15,200	377	Associated British Foods PLC	18,361	244

		480	Goodman Fielder Ltd	328,272	380

			House Foods Corp	10,200	144
Finance - Consumer Loans (0.01%)
			MEIJI Holdings Co Ltd	5,200	210
Acom Co Ltd	3,300	70
			Orkla ASA	40,400	320

Finance - Credit Card (0.03%)					1,653

Aeon Credit Service Co Ltd	6,500	74	Food - Retail (0.22%)
Credit Saison Co Ltd	12,300	161	Carrefour SA	12,565	590

		235	Casino Guichard Perrachon SA	4,012	277

Finance - Investment Banker & Broker (0.36%)			Dairy Farm International Holdings Ltd	31,500	213
Close Brothers Group PLC	22,400	259	Delhaize Group	5,751	411
Daiwa Securities Group Inc	117,000	692	Maxvalu Nishinihon Co Ltd	2,100	30
Macquarie Group Ltd	14,953	551	Metro AG	4,688	271
Mizuho Securities Co Ltd	98,000	358	Woolworths Ltd	9,400	214

Nomura Holdings Inc	151,000	1,323			2,006

Tokai Tokyo Financial Holdings	24,000	88	Food - Wholesale & Distribution (0.04%)

		3,271	Kato Sangyo Co Ltd	1,100	17

Finance - Leasing Company (0.05%)			Metcash Ltd	83,176	298

Mitsubishi UFJ Lease & Finance Co Ltd	4,490	138			315

ORIX Corp	4,650	294	Gambling (Non-Hotel) (0.80%)
Ricoh Leasing Co Ltd	200	4	Ladbrokes PLC	49,120	144

		436	OPAP SA	270,895	6,506

Finance - Other Services (0.09%)			TABCORP Holdings Ltd	107,818	653

ASX Ltd	6,700	210			7,303

London Stock Exchange Group PLC	15,200	181	Gas - Distribution (0.81%)
			Centrica PLC	373,974	1,376

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Investment Management & Advisory Services
Enagas	251,397 $	4,972	(continued)
Gas Natural SDG SA	18,224	341	Schroders PLC	600 $	10

Osaka Gas Co Ltd	178,000	593			246

Toho Gas Co Ltd	18,000	72	Leisure & Recreation Products (0.03%)

		7,354	Daiichikosho Co Ltd	7,200	83

Gold Mining (0.01%)			Roland Corp	100	1
Lihir Gold Ltd (a)	20,000	46	Sega Sammy Holdings Inc	14,000	185

					269

Golf (0.00%)			Life & Health Insurance (3.38%)
SRI Sports Ltd	26	20	AMP Ltd	154,153	725
			Aviva PLC	1,416,381	8,299
Harbor Transportation Services (0.02%)			AXA Asia Pacific Holdings Ltd	84,889	302
Kamigumi Co Ltd	21,000	175
			Friends Provident Group PLC	29,026	34
Hotels & Motels (0.03%)			Legal & General Group PLC	1,012,000	1,089
Accor SA	4,075	174	Manulife Financial Corp (a)(b)	301,105	7,312
Resorttrust Inc	2,900	33	Old Mutual PLC	1,459,579	2,336
Shangri-La Asia Ltd	36,000	57	Prudential PLC	150,530	1,127

		264	Sony Financial Holdings Inc	2,685	8,277

			Standard Life PLC	189,853	627
Human Resources (0.05%)			Swiss Life Holding AG (a)	1,073	108
Randstad Holding NV	12,614	437	T&D Holdings Inc	15,700	461

Temp Holdings Co Ltd	4,800	37			30,697

		474

			Lighting Products & Systems (0.01%)
Import & Export (0.53%)			Ushio Inc	4,300	81
ITOCHU Corp	57,000	426
Marubeni Corp	96,000	443	Lottery Services (0.05%)
Mitsubishi Corp	93,700	1,872	Tatts Group Ltd	242,227	496
Mitsui & Co Ltd	92,400	1,159
Nagase & Co Ltd	11,000	124	Machinery - Electrical (0.78%)
Sumitomo Corp	65,900	653	Schindler Holding AG	572	37
Toyota Tsusho Corp	8,300	128	SMC Corp/Japan	62,300	7,032

		4,805			7,069

Industrial Automation & Robots (1.17%)			Machinery - Farm (0.06%)
Fanuc Ltd	129,300	10,617	Kubota Corp	64,000	576

Industrial Gases (1.27%)			Machinery - General Industry (0.04%)
Linde AG	121,899	11,523	Amada Co Ltd	17,000	108
			Makino Milling Machine Co Ltd	10,000	33
Internet Financial Services (0.03%)			Metso Oyj	10,548	222

SBI Holdings Inc/Japan	1,285	260			363

Investment Companies (0.03%)			Medical - Biomedical/Gene (0.02%)
Cheung Kong Infrastructure Holdings Ltd	37,000	135	CSL Ltd/Australia	5,700	146
Eurazeo	2,286	104

			Medical - Drugs (5.70%)
		239

			Astellas Pharma Inc	56,000	2,136
Investment Management & Advisory Services (0.03%)			AstraZeneca PLC	162,874	7,626
Aberdeen Asset Management PLC	112,000	233	Daiichi Sankyo Co Ltd	69,500	1,263
F&C Asset Management PLC	2,902	3	Dainippon Sumitomo Pharma Co Ltd	51,200	476
			Eisai Co Ltd	39,400	1,403

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Multi-Line Insurance (continued)
H Lundbeck A/S	4,565 $	89	Allianz SE	59,377 $	5,872
Mitsubishi Tanabe Pharma Corp	55,000	655	Assicurazioni Generali SpA	64,587	1,472
Nippon Shinyaku Co Ltd	4,000	53	AXA SA	517,714	10,943
Novartis AG	145,094	6,645	Baloise Holding AG	14,292	1,139
Ono Pharmaceutical Co Ltd	18,100	805	CNP Assurances	11,896	1,087
Roche Holding AG	47,164	7,437	Grupo Catalana Occidente SA	13,359	274
Sanofi-Aventis SA	276,256	18,097	ING Groep NV	99,280	1,273
Seikagaku Corp	300	3	Mapfre SA	145,266	543
Taisho Pharmaceutical Co	20,000	386	Milano Assicurazioni SPA	72,234	246
Takeda Pharmaceutical Co Ltd	101,000	4,088	Sampo Oyj	12,310	257
UCB SA	18,200	602	Unipol Gruppo Finanziario SpA	61,485	77

		51,764	Vienna Insurance Group	2,024	94

Medical - Wholesale Drug Distribution (0.08%)			Zurich Financial Services	59,431	11,679

Alfresa Holdings Corp	3,400	172			35,760

Mediceo Paltac Holdings Co Ltd	6,000	75	Multimedia (0.44%)
Sigma Pharmaceuticals Ltd	115,000	125	Lagardere SCA	9,388	351
Suzuken Co Ltd	10,500	317	Pearson PLC	48,034	556

		689	Sanoma Oyj	6,395	110

Medical Laboratory & Testing Service (0.00%)			Tohokushinsha Film Corp	4,300	26
BML Inc	1,000	24	Vivendi	67,576	1,736
			WPP PLC	160,595	1,239

Metal - Aluminum (0.01%)					4,018

Alumina Ltd	63,439	91	Office Automation & Equipment (0.64%)
			Canon Inc	116,000	4,327
Metal - Copper (0.05%)
			Ricoh Co Ltd	72,000	945
Antofagasta PLC	16,482	208
			Seiko Epson Corp	33,500	516

Kazakhmys PLC	17,965	257

					5,788

		465

			Office Supplies & Forms (0.01%)
Metal - Diversified (0.95%)
			Kokuyo Co Ltd	3,800	32
Boliden AB	42,000	453
			Societe BIC SA	734	44

Mitsui Mining & Smelting Co Ltd	16,000	44
					76

Rio Tinto PLC	195,156	8,114

		8,611	Oil - Field Services (1.84%)

			Technip SA	276,407	16,712
Metal Processors & Fabrication (0.08%)
Assa Abloy AB	9,219	152	Oil & Gas Drilling (0.00%)
NSK Ltd	36,000	195	Kanto Natural Gas Development Ltd	3,000	17
NTN Corp	29,000	118
Sims Metal Management Ltd	11,596	270	Oil Company - Exploration & Production (0.03%)

		735	Santos Ltd	22,892	278

Metal Products - Distribution (0.01%)			Oil Company - Integrated (5.24%)
JFE Shoji Holdings Inc	23,000	91	BP PLC	1,361,669	11,309
Sumikin Bussan Corp	17,000	41	ENI SpA	183,790	4,278

		132	Idemitsu Kosan Co Ltd	2,300	192

Mining Services (0.10%)			OMV AG	18,602	739
Orica Ltd	46,642	876	Repsol YPF SA	168,795	3,919
			Royal Dutch Shell PLC - A Shares	168,300	4,423
Multi-Line Insurance (3.94%)			Royal Dutch Shell PLC - A Shares	183,116	4,809
Aegon NV	109,324	804	Royal Dutch Shell PLC - B Shares	512,430	13,302

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Public Thoroughfares (continued)
StatoilHydro ASA	115,999 $	2,479	Macquarie Infrastructure Group	194,326 $	236

Total SA	38,954	2,160			278

		47,610	Publishing - Books (0.70%)

Oil Refining & Marketing (0.17%)			Reed Elsevier NV	604,787	6,339
Caltex Australia Ltd	10,395	113
DCC Plc	913	19	Publishing - Newspapers (0.02%)
Hellenic Petroleum SA	7,581	79	Fairfax Media Ltd	168,595	208
Neste Oil OYJ	10,600	150
			Publishing - Periodicals (0.04%)
Nippon Mining Holdings Inc	114,000	542
			PagesJaunes Groupe SA	10,164	109
Nippon Oil Corp	73,000	387
			Wolters Kluwer NV	10,914	215

TonenGeneral Sekiyu KK	23,000	220

					324

		1,510

			Real Estate Management & Services (0.05%)
Paper & Related Products (0.30%)			Daito Trust Construction Co Ltd	3,100	153
Chuetsu Pulp & Paper Co Ltd	12,000	30
			Nexity	7,793	268

Daio Paper Corp	10,000	90
					421

Holmen AB	4,183	115
Mondi PLC	76,000	336	Real Estate Operator & Developer (0.39%)
Nippon Paper Group Inc	20,700	534	CapitaLand Ltd	165,000	438
Svenska Cellulosa AB	123,664	1,590	Cheung Kong Holdings Ltd	66,000	852

		2,695	GAGFAH SA	6,717	57

			Hang Lung Group Ltd	62,000	321
Petrochemicals (0.02%)			Henderson Land Development Co Ltd	13,000	86
Mitsui Chemicals Inc	43,000	158
			Hopewell Holdings Ltd	46,000	150
Photo Equipment & Supplies (0.11%)			Leopalace21 Corp	10,900	93
FUJIFILM Holdings Corp	25,100	820	New World Development Ltd	231,000	551
Olympus Corp	6,000	172	Pacific Century Premium Developments Ltd	91,000	26

		992	Singapore Land Ltd	46,000	168

			Tokyo Tatemono Co Ltd	23,000	113
Power Converter & Supply Equipment (0.14%)			Tokyu Land Corp	19,000	77
Schneider Electric SA	13,859	1,259	United Industrial Corp Ltd	181,000	235
Printing - Commercial (0.18%)			UOL Group Ltd	134,000	326

Dai Nippon Printing Co Ltd	89,000	1,304			3,493

Toppan Forms Co Ltd	2,700	34	Recreational Vehicles (0.07%)
Toppan Printing Co Ltd	33,000	337	Yamaha Motor Co Ltd	52,700	656

		1,675

			Regional Banks-Non US (0.02%)
Property & Casualty Insurance (0.37%)			Banque Cantonale Vaudoise	554	195
Hiscox Ltd	34,000	172
Insurance Australia Group Ltd	189,348	581	Reinsurance (0.36%)
Mitsui Sumitomo Insurance Group Holdings			Hannover Rueckversicherung AG	1,727	70
Inc	20,400	524	Muenchener Rueckversicherungs AG	12,903	1,955
Nipponkoa Insurance Co Ltd	77,000	460	SCOR SE	13,389	322
QBE Insurance Group Ltd	50,789	828	Swiss Reinsurance	23,808	913

RSA Insurance Group PLC	201,433	426			3,260

Sompo Japan Insurance Inc	52,000	345
TrygVesta AS	946	64	REITS - Diversified (0.41%)

		3,400	Ascendas Real Estate Investment Trust	102,000	121

			British Land Co PLC	70,456	512
Public Thoroughfares (0.03%)			Corio NV	4,336	240
Brisa Auto-Estradas de Portugal SA	5,137	42	Dexus Property Group	93,174	57

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			Retail - Drug Store (continued)
Fonciere Des Regions	6,524 $	572	CREATE SD Holdings Co Ltd	1,900 $	41
Gecina SA	1,510	124	Matsumotokiyoshi Holdings Co Ltd	3,900	88

GPT Group	738,711	327			155

Klepierre	7,152	205	Retail - Jewelry (1.02%)
Land Securities Group PLC	48,316	431	Compagnie Financiere Richemont SA	376,466	9,251
Stockland	104,804	276
Unibail-Rodamco SE	4,884	853	Retail - Major Department Store (0.61%)

		3,718	David Jones Ltd	61,957	266

REITS - Office Property (0.06%)			H2O Retailing Corp	17,000	99
Japan Prime Realty Investment Corp	44	95	Home Retail Group PLC	79,569	417
Japan Real Estate Investment Corp	35	293	J Front Retailing Co Ltd	92,000	511
Nomura Real Estate Office Fund Inc	21	138	Marks & Spencer Group PLC	243,042	1,404

		526	Marui Group Co Ltd	35,600	256

			PPR	20,512	2,286
REITS - Shopping Centers (0.33%)			Takashimaya Co Ltd	29,000	239
CapitaMall Trust	171,000	188	Wing On Co International Ltd	13,000	17

CFS Retail Property Trust	178,496	256			5,495

Japan Retail Fund Investment Corp	27	136
Link REIT/The	240,000	545	Retail - Miscellaneous/Diversified (0.48%)
Westfield Group	194,423	1,842	Aeon Co Ltd	99,700	969

		2,967	Debenhams PLC	162,220	241

			Heiwado Co Ltd	4,700	62
Retail - Apparel & Shoe (0.05%)			Izumiya Co Ltd	8,000	46
Aoyama Trading Co Ltd	5,800	98	Seven & I Holdings Co Ltd	33,200	779
Esprit Holdings Ltd	34,000	245	UNY Co Ltd	14,200	116
Next PLC	4,028	115	Valor Co Ltd	2,800	23

		458	Wesfarmers Ltd	98,649	2,133

Retail - Automobile (0.01%)					4,369

USS Co Ltd	1,900	119
			Retail - Restaurants (0.02%)
Retail - Building Products (0.18%)			Autogrill SpA	16,000	155
DCM Japan Holdings Co Ltd	12,700	87	Royal Holdings Co Ltd	1,100	12

Kingfisher PLC	282,421	1,004			167

Kohnan Shoji Co Ltd	2,900	28	Rubber - Tires (0.13%)
Shimachu Co Ltd	4,200	89	Bridgestone Corp	24,800	431
Travis Perkins PLC	31,000	422	Compagnie Generale des Etablissements

		1,630	Michelin	5,921	427

			Pirelli & C SpA	533,000	222
Retail - Catalog Shopping (0.00%)			Sumitomo Rubber Industries Ltd	14,000	122

Senshukai Co Ltd	1,300	9			1,202

Retail - Consumer Electronics (0.02%)			Rubber & Plastic Products (0.00%)
JB Hi-Fi Ltd	12,720	180	Hi-P International Ltd	8,000	4

Retail - Convenience Store (0.05%)			Semiconductor Equipment (2.00%)
Circle K Sunkus Co Ltd	8,700	138	ASML Holding NV	314,515	8,235
FamilyMart Co Ltd	8,000	260	Tokyo Electron Ltd	189,900	9,954

Ministop Co Ltd	2,200	36			18,189

		434	Shipbuilding (1.02%)

Retail - Drug Store (0.02%)			Hyundai Heavy Industries	52,671	9,220
Cawachi Ltd	1,400	26

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Steel - Producers (0.69%)			Telephone - Integrated (continued)
ArcelorMittal	52,114 $	1,876	Nippon Telegraph & Telephone Corp	59,900 $	2,475
BlueScope Steel Ltd	141,710	399	Portugal Telecom SGPS SA	16,166	164
JFE Holdings Inc	28,000	1,127	Swisscom AG	5,878	1,929
Kobe Steel Ltd	8,000	15	Telecom Italia SpA - RNC	316,752	357
Kyoei Steel Ltd	4,400	110	Telecom Italia SpA	1,641,026	2,568
Nippon Steel Corp	184,000	737	Telefonica SA	552,902	13,755
OneSteel Ltd	107,235	268	Telstra Corp Ltd	335,478	990

Osaka Steel Co Ltd	3,000	52			47,222

Rautaruukki OYJ	7,025	152	Television (0.07%)
Salzgitter AG	3,220	326	Fuji Media Holdings Inc	36	58
SSAB AB - A Shares	15,013	197	Gestevision Telecinco SA	2,742	31
SSAB AB - B Shares	6,901	83	M6-Metropole Television	1,809	36
ThyssenKrupp AG	16,869	518	Mediaset SpA	57,385	347
Tokyo Steel Manufacturing Co Ltd	7,400	82	Television Broadcasts Ltd	15,000	66
Toyo Kohan Co Ltd	8,000	31	TV Asahi Corp	80	123

Voestalpine AG	8,761	243			661

Yodogawa Steel Works Ltd	14,000	67

		6,283	Textile - Products (0.09%)

			Kuraray Co Ltd	27,000	306
Steel - Specialty (0.00%)			Mitsubishi Rayon Co Ltd	26,000	71
Mitsubishi Steel Manufacturing Co Ltd	12,000	27	Teijin Ltd	130,000	412
			Texwinca Holdings Ltd	17,000	14

Steel Pipe & Tube (0.04%)

Vallourec SA	2,686	353			803

			Tobacco (0.89%)
Storage & Warehousing (0.01%)			British American Tobacco PLC	229,225	7,114
Mitsubishi Logistics Corp	5,000	62	Japan Tobacco Inc	329	953

					8,067

Sugar (0.00%)
Nippon Beet Sugar Manufacturing Co Ltd	1,000	2	Toys (0.02%)
			Namco Bandai Holdings Inc	16,000	180
Telecommunication Equipment (0.12%)
Alcatel-Lucent	375,000	1,037	Transport - Marine (0.21%)
VTech Holdings Ltd	5,000	36	A P Moller - Maersk A/S - A Shares	139	841

		1,073	Kawasaki Kisen Kaisha Ltd	49,000	185

			Mitsui OSK Lines Ltd	67,000	408
Telecommunication Services (1.04%)			Nippon Yusen KK	90,000	385
Daimei Telecom Engineering Corp	4,000	38	Orient Overseas International Ltd	16,000	90

Singapore Telecommunications Ltd	190,000	462			1,909

StarHub Ltd	51,000	79
Tele2 AB	26,470	356	Transport - Rail (0.17%)
Telecom Corp of New Zealand Ltd	145,457	268	Central Japan Railway Co	90	543
TeliaSonera AB	119,316	766	Keio Corp	23,000	138
Telus Corp (a)	271,289	7,492	Keisei Electric Railway Co Ltd	8,000	50

		9,461	MTR Corp	55,500	201

			West Japan Railway Co	179	572

Telephone - Integrated (5.20%)					1,504

Belgacom SA	12,158	436
BT Group PLC	394,380	834	Transport - Services (2.31%)
Deutsche Telekom AG	425,099	5,435	Deutsche Post AG	548,110	8,672
France Telecom SA	711,792	17,764	Firstgroup PLC	62,566	346
KDDI Corp	97	515	TNT NV	497,815	11,824

Schedule of Investments
International Value Fund I
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Services (continued)			Diversified Banking Institutions (continued)
Toll Holdings Ltd	18,633 $	106	Investment in Joint Trading Account;

		20,948	Deutsche Bank Repurchase Agreement;

			0.19% dated 07/31/09 maturing 08/03/09
Transport - Truck (0.08%)			(collateralized by Sovereign Agency
Nippon Express Co Ltd	68,000	313	Issues; $10,659,000; 1.625% - 5.375%;
Nippon Konpo Unyu Soko Co Ltd	6,000	72	dated 10/16/09 - 05/28/19)	$ 10,450 $	10,450
Seino Holdings Corp	15,000	117	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Yamato Holdings Co Ltd	15,000	223	0.18% dated 07/31/09 maturing 08/03/09

		725	(collateralized by Sovereign Agency Issue;

			$10,659,000; 1.625%; dated 04/26/2011)	10,450	10,450

Travel Services (0.05%)					41,801
Thomas Cook Group PLC	70,000	254

TUI AG	26,000	169	TOTAL REPURCHASE AGREEMENTS	$ 41,801

		423	Total Investments	$ 883,542

Water (0.10%)			Other Assets in Excess of Liabilities, Net - 2.68%		24,343

United Utilities Group PLC	35,127	265	TOTAL NET ASSETS - 100.00%	$ 907,885

Veolia Environnement	18,409	633

		898

			(a) Non-Income Producing Security
Wire & Cable Products (0.03%)			(b) Security is Illiquid
HI-LEX Corp	3,600	32
Nexans SA	4,200	283	Unrealized Appreciation (Depreciation)

		315	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
Wireless Equipment (1.33%)
Nokia OYJ	70,072	933	Unrealized Appreciation	$ 145,011
Telefonaktiebolaget LM Ericsson	1,133,916	11,125	Unrealized Depreciation		(12,797)

		12,058	Net Unrealized Appreciation (Depreciation)		132,214

TOTAL COMMON STOCKS	$ 841,330		Cost for federal income tax purposes		751,328

			All dollar amounts are shown in thousands (000's)
PREFERRED STOCKS (0.05%)
Auto - Car & Light Trucks (0.05%)
Bayerische Motoren Werke AG	4,140	119
Porsche Automobil Holding SE	4,476	292

		411

TOTAL PREFERRED STOCKS	$ 411

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.60%)
Diversified Banking Institutions (4.60%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $10,659,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 10,450 $	10,450
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$10,659,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	10,451	10,451

	Schedule of Investments
	International Value Fund I
	July 31, 2009 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

Japan	18.03%
United Kingdom	13.75%
France	13.24%
Germany	10.47%
Netherlands	8.11%
Switzerland	5.52%
Spain	4.72%
United States	4.60%
Australia	3.87%
Italy	3.07%
Sweden	2.45%
Hong Kong	1.97%
Canada	1.63%
Singapore	1.62%
Korea, Republic Of	1.02%
Greece	0.84%
Belgium	0.52%
Denmark	0.51%
Norway	0.37%
Finland	0.30%
Luxembourg	0.21%
Portugal	0.18%
Austria	0.12%
Ireland	0.11%
New Zealand	0.06%
Bermuda	0.02%
Papua New Guinea	0.01%
Other Assets in Excess of Liabilities, Net	2.68%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.91%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; September 2009	Buy	530	$ 36,568	$ 37,866	$ 1,298
S&P 500; September 2009	Buy	101	24,151	24,856	705
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.24%)			COMMON STOCKS (continued)
Aerospace & Defense (1.33%)			Broadcasting Services & Programming (0.18%)
Lockheed Martin Corp	53,202 $	3,978	Scripps Networks Interactive	47,823 $	1,544
Northrop Grumman Corp	121,606	5,421
Raytheon Co	18,810	883	Building - Mobile Home & Manufactured Housing (0.01%)
Rockwell Collins Inc	20,906	882	Thor Industries Inc	4,501	108

		11,164

			Cable/Satellite TV (0.73%)
Aerospace & Defense Equipment (0.74%)			Comcast Corp - Class A	322,091	4,786
Alliant Techsystems Inc (a)	673	53	Comcast Corp - Special Class A	69,380	971
United Technologies Corp	112,920	6,151	DISH Network Corp (a)	3,045	51

		6,204	Time Warner Cable Inc	8,853	293

Agricultural Chemicals (0.57%)					6,101

CF Industries Holdings Inc	15,087	1,191	Cellular Telecommunications (0.17%)
Monsanto Co	43,171	3,626	NII Holdings Inc (a)	61,176	1,408

		4,817

Agricultural Operations (0.82%)			Chemicals - Diversified (0.37%)
Archer-Daniels-Midland Co	155,447	4,682	Dow Chemical Co/The	112,391	2,379
Bunge Ltd	31,136	2,179	Huntsman Corp.	122,760	754

		6,861			3,133

Applications Software (2.80%)			Chemicals - Specialty (0.33%)
Microsoft Corp	1,000,699	23,536	Ashland Inc	5,107	169
			Cytec Industries Inc	2,382	60
Athletic Footwear (0.03%)			Eastman Chemical Co	51,916	2,578

NIKE Inc	4,012	227			2,807

			Coal (0.31%)
Audio & Video Products (0.30%)			Alpha Natural Resources Inc (a)	60,541	2,017
Harman International Industries Inc	103,090	2,544	Peabody Energy Corp	16,552	548

Auto - Car & Light Trucks (0.05%)					2,565

Ford Motor Co (a)	47,338	379	Commercial Banks (0.40%)
			BB&T Corp	145,487	3,329
Auto - Medium & Heavy Duty Trucks (0.01%)
Navistar International Corp (a)	1,099	43	Commercial Services - Finance (0.51%)
			Moody's Corp	70,233	1,667
Auto/Truck Parts & Equipment - Original (1.06%)			SEI Investments Co	138,243	2,613

Autoliv Inc	38,030	1,362			4,280

BorgWarner Inc	32,492	1,078
Federal Mogul Corp (a)	22,211	314	Computer Services (1.03%)
Johnson Controls Inc	183,417	4,747	Accenture Ltd	247,217	8,670
TRW Automotive Holdings Corp (a)	82,439	1,387	Computers (4.31%)
WABCO Holdings Inc	3,161	60	Apple Inc (a)	74,304	12,140

		8,948	Dell Inc (a)	390,179	5,220

Beverages - Non-Alcoholic (1.98%)			Hewlett-Packard Co	133,831	5,795
Coca-Cola Co/The	95,797	4,774	IBM Corp	102,508	12,089
Coca-Cola Enterprises Inc	19,456	366	Sun Microsystems Inc (a)	108,574	996

Hansen Natural Corp (a)	109,165	3,385			36,240

PepsiCo Inc	143,772	8,159	Computers - Memory Devices (1.07%)

		16,684	EMC Corp/Massachusetts (a)	233,570	3,517

			NetApp Inc (a)	39,219	881
			SanDisk Corp (a)	6,429	114

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (continued)			Electric - Integrated (continued)
Seagate Technology	340,249 $	4,097	Exelon Corp	144,628 $	7,356
Western Digital Corp (a)	12,130	367	Integrys Energy Group Inc	6,386	216

		8,976	Public Service Enterprise Group Inc	14,185	460

Containers - Metal & Glass (0.40%)					17,190

Ball Corp	59,869	2,895	Electric Products - Miscellaneous (0.75%)
Owens-Illinois Inc (a)	12,803	435	Emerson Electric Co	173,744	6,321

		3,330

			Electronic Components - Miscellaneous (0.07%)
Containers - Paper & Plastic (0.18%)			Gentex Corp	42,035	629
Bemis Co Inc	4,559	120
Packaging Corp of America	32,506	639	Electronic Components - Semiconductors (2.55%)
Pactiv Corp (a)	23,818	600	Broadcom Corp (a)	79,386	2,241
Sonoco Products Co	6,820	181	Intel Corp	678,669	13,064

		1,540	Intersil Corp	42,044	604

Cosmetics & Toiletries (2.47%)			LSI Corp (a)	150,509	780
Colgate-Palmolive Co	90,504	6,556	QLogic Corp (a)	3,807	50
Procter & Gamble Co	255,243	14,169	Texas Instruments Inc	196,861	4,734

		20,725			21,473

Cruise Lines (0.12%)			Electronic Design Automation (0.01%)
Carnival Corp	36,357	1,018	Cadence Design Systems Inc (a)	16,760	99

Distribution & Wholesale (0.48%)			Electronic Forms (0.30%)
Ingram Micro Inc (a)	197,001	3,314	Adobe Systems Inc (a)	77,410	2,510
Tech Data Corp (a)	20,942	731

		4,045	Electronic Parts Distribution (0.16%)

			Arrow Electronics Inc (a)	18,141	468
Diversified Banking Institutions (3.56%)			Avnet Inc (a)	34,926	852

Bank of America Corp	804,347	11,896			1,320

Citigroup Inc	1,283,095	4,068
JP Morgan Chase & Co	323,347	12,497	Electronics - Military (0.06%)
Morgan Stanley	50,923	1,451	L-3 Communications Holdings Inc	6,341	479

		29,912	Engineering - Research & Development Services (0.23%)

Diversified Manufacturing Operations (1.94%)			Jacobs Engineering Group Inc (a)	21,944	899
3M Co	14,141	997	URS Corp (a)	20,367	1,031

Danaher Corp	7,463	457			1,930

Eaton Corp	21,197	1,100	Engines - Internal Combustion (0.10%)
General Electric Co	901,773	12,084	Cummins Inc	19,857	854
Tyco International Ltd	56,249	1,700

		16,338	Enterprise Software & Services (0.85%)

E-Commerce - Products (0.56%)			Oracle Corp	321,406	7,113
Amazon.com Inc (a)	55,223	4,736
			Entertainment Software (0.37%)
E-Commerce - Services (0.46%)			Activision Blizzard Inc (a)	200,443	2,295
eBay Inc (a)	150,248	3,193	Electronic Arts Inc (a)	36,319	780

Liberty Media Corp - Interactive (a)	102,844	685			3,075

		3,878	Fiduciary Banks (0.36%)

Electric - Integrated (2.04%)			Bank of New York Mellon Corp/The	111,502	3,048
Ameren Corp	13,860	352
Duke Energy Corp	568,873	8,806

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Auto Loans (0.03%)			Internet Security (0.38%)
AmeriCredit Corp (a)	13,381 $	210	Symantec Corp (a)	82,532 $	1,232
			VeriSign Inc (a)	96,365	1,970

Finance - Credit Card (0.48%)					3,202

American Express Co	108,493	3,074
Discover Financial Services	79,502	944	Investment Companies (0.03%)

		4,018	Allied Capital Corp	56,652	226

Finance - Investment Banker & Broker (0.03%)			Investment Management & Advisory Services (2.50%)
Investment Technology Group Inc (a)	9,493	212	Affiliated Managers Group Inc (a)	19,055	1,258
			BlackRock Inc	2,599	495
Finance - Other Services (0.13%)			Eaton Vance Corp	75,482	2,160
CME Group Inc	3,858	1,076	Federated Investors Inc	116,934	3,032
			Franklin Resources Inc	64,438	5,715
Food - Confectionery (0.20%)
			Invesco Ltd	17,274	341
Hershey Co/The	42,157	1,684
			Janus Capital Group Inc	13,769	188
Food - Meat Products (0.55%)			T Rowe Price Group Inc	146,108	6,825
Hormel Foods Corp	65,351	2,347	Waddell & Reed Financial Inc	34,018	965

Smithfield Foods Inc (a)	36,150	490			20,979

Tyson Foods Inc	156,628	1,790	Life & Health Insurance (0.85%)

		4,627	Aflac Inc	43,442	1,645

Forestry (0.24%)			Lincoln National Corp	27,086	574
Plum Creek Timber Co Inc	63,499	1,986	Prudential Financial Inc	50,303	2,227
			Unum Group	145,931	2,739

Garden Products (0.28%)					7,185

Toro Co	68,392	2,370	Machinery - Farm (0.41%)
Gas - Distribution (0.14%)			AGCO Corp (a)	53,746	1,691
NiSource Inc	94,273	1,214	Deere & Co	39,959	1,748

					3,439

Hospital Beds & Equipment (0.02%)			Medical - Biomedical/Gene (3.25%)
Hill-Rom Holdings Inc	7,656	131	Amgen Inc (a)	106,537	6,638
			Biogen Idec Inc (a)	112,213	5,336
Hotels & Motels (0.21%)			Celgene Corp (a)	12,137	691
Marriott International Inc/DE	68,829	1,483
			Charles River Laboratories International Inc	13,997	463
Wyndham Worldwide Corp	17,923	250	(a)

		1,733	Genzyme Corp (a)	79,371	4,119

Human Resources (0.38%)			Gilead Sciences Inc (a)	206,624	10,110

Manpower Inc	49,389	2,368			27,357

Robert Half International Inc	33,449	829	Medical - Drugs (5.02%)

		3,197	Abbott Laboratories	48,108	2,164

Independent Power Producer (0.34%)			Bristol-Myers Squibb Co	134,334	2,920
Dynegy Inc (a)	618,596	1,243	Eli Lilly & Co	289,310	10,094
Mirant Corp (a)	90,747	1,639	Forest Laboratories Inc (a)	99,919	2,581

		2,882	Merck & Co Inc/NJ	187,236	5,619

			Pfizer Inc	841,670	13,408
Industrial Gases (0.02%)
Air Products & Chemicals Inc	2,703	202	Schering-Plough Corp	60,267	1,598
			Wyeth	82,855	3,857

Instruments - Scientific (0.40%)					42,241

Thermo Fisher Scientific Inc (a)	75,143	3,402	Medical - HMO (0.95%)
			Coventry Health Care Inc (a)	156,815	3,607

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Oil - Field Services (continued)
Humana Inc (a)	74,708 $	2,454	Schlumberger Ltd	135,158 $	7,231

UnitedHealth Group Inc	68,965	1,935			8,703

		7,996	Oil & Gas Drilling (0.49%)

Medical - Hospitals (0.03%)			Noble Corp	2,529	86
LifePoint Hospitals Inc (a)	10,379	287	Patterson-UTI Energy Inc	235,194	3,248
			Transocean Ltd (a)	1,359	108
Medical - Wholesale Drug Distribution (0.21%)			Unit Corp (a)	20,906	662

Cardinal Health Inc	7,592	253			4,104

McKesson Corp	29,441	1,506

		1,759	Oil Company - Exploration & Production (2.56%)

			Apache Corp	31,637	2,656
Medical Instruments (0.82%)			Cimarex Energy Co	93,486	3,345
Beckman Coulter Inc	12,799	806	Devon Energy Corp	177,284	10,298
Boston Scientific Corp (a)	253,043	2,718	EXCO Resources Inc (a)	6,035	83
Medtronic Inc	96,196	3,407	Occidental Petroleum Corp	61,369	4,378

		6,931	Southwestern Energy Co (a)	3,716	154

Medical Products (2.50%)			St Mary Land & Exploration Co	20,648	493
Becton Dickinson and Co	9,344	609	XTO Energy Inc	3,158	127

Johnson & Johnson	282,752	17,217			21,534

Stryker Corp	70,500	2,741	Oil Company - Integrated (6.82%)
Zimmer Holdings Inc (a)	9,811	457	Chevron Corp	201,165	13,975

		21,024	ConocoPhillips	254,256	11,113

Metal - Aluminum (0.23%)			Exxon Mobil Corp	442,632	31,157
Alcoa Inc	164,162	1,931	Hess Corp	19,460	1,074

					57,319

Metal - Copper (0.04%)
Freeport-McMoRan Copper & Gold Inc	5,481	330	Oil Refining & Marketing (0.53%)
			Frontier Oil Corp	43,890	610
Metal Processors & Fabrication (0.10%)			Tesoro Corp	10,303	135
Commercial Metals Co	52,985	876	Valero Energy Corp	206,702	3,721

					4,466

Multi-Line Insurance (0.38%)			Paper & Related Products (0.50%)
Assurant Inc	2,280	58	Rayonier Inc	107,195	4,180
MetLife Inc	93,575	3,177

		3,235	Pharmacy Services (0.22%)

Multimedia (1.88%)			Medco Health Solutions Inc (a)	34,604	1,829
News Corp	298,916	3,088
Time Warner Inc	277,947	7,410	Printing - Commercial (0.02%)
			RR Donnelley & Sons Co	14,608	203
Walt Disney Co/The	211,019	5,301

		15,799	Property & Casualty Insurance (0.24%)

Networking Products (1.74%)			Travelers Cos Inc/The	47,473	2,045
Cisco Systems Inc (a)	664,592	14,628
			Quarrying (0.04%)
Non-Ferrous Metals (0.01%)			Compass Minerals International Inc	5,513	293
Titanium Metals Corp	11,584	97
			Racetracks (0.05%)
Oil - Field Services (1.04%)			Penn National Gaming Inc (a)	12,997	412
Exterran Holdings Inc (a)	84,665	1,472
			Regional Banks (2.00%)
			Capital One Financial Corp	13,563	416

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Semiconductor Component - Integrated Circuits (0.08%)
US Bancorp	248,440 $	5,071	Analog Devices Inc	5,406 $	148
Wells Fargo & Co	462,082	11,303	Integrated Device Technology Inc (a)	83,058	562

		16,790			710

REITS - Apartments (0.12%)			Steel - Producers (0.74%)
AvalonBay Communities Inc	17,565	1,022	Nucor Corp	48,083	2,138
			Reliance Steel & Aluminum Co	73,934	2,493
REITS - Diversified (0.16%)			Schnitzer Steel Industries Inc	29,443	1,583

Liberty Property Trust	49,443	1,373			6,214

REITS - Regional Malls (0.56%)			Steel - Specialty (0.10%)
Simon Property Group Inc	84,255	4,695	Allegheny Technologies Inc	30,267	820

REITS - Shopping Centers (0.45%)			Telecommunication Equipment (0.09%)
Federal Realty Investment Trust	24,855	1,418	Tellabs Inc (a)	133,858	776
Kimco Realty Corp	40,082	394
Regency Centers Corp	60,406	1,938	Telecommunication Equipment - Fiber Optics (0.06%)

		3,750	JDS Uniphase Corp (a)	80,471	472

Retail - Apparel & Shoe (0.81%)			Telecommunication Services (0.02%)
Gap Inc/The	67,596	1,103	NeuStar Inc (a)	7,149	162
Ross Stores Inc	128,798	5,679

		6,782	Telephone - Integrated (3.17%)

			AT&T Inc	634,537	16,644
Retail - Automobile (0.01%)			CenturyTel Inc	106,606	3,347
Copart Inc (a)	1,971	70	Sprint Nextel Corp (a)	695,692	2,783
Retail - Discount (3.45%)			Telephone & Data Systems Inc	43,952	1,131
Big Lots Inc (a)	91,918	2,118	Verizon Communications Inc	85,007	2,726

Dollar Tree Inc (a)	107,345	4,951			26,631

Family Dollar Stores Inc	187,198	5,882	Television (0.09%)
Wal-Mart Stores Inc	321,400	16,031	CBS Corp	96,221	788

		28,982

			Tobacco (2.83%)
Retail - Drug Store (0.57%)			Lorillard Inc	177,759	13,104
Walgreen Co	155,447	4,827	Philip Morris International Inc	229,288	10,685

Retail - Major Department Store (0.63%)					23,789

TJX Cos Inc	146,678	5,314	Transport - Marine (0.04%)
			Overseas Shipholding Group Inc	10,127	348
Retail - Pet Food & Supplies (0.51%)
PetSmart Inc	190,667	4,265	Transport - Services (2.48%)
			CH Robinson Worldwide Inc	34,087	1,859
Retail - Restaurants (0.61%)			Expeditors International of Washington Inc	66,554	2,258
McDonald's Corp	93,754	5,162	FedEx Corp	42,610	2,891
			United Parcel Service Inc	257,457	13,833

Satellite Telecommunications (0.01%)
					20,841

EchoStar Holding Corp (a)	3,480	51
			Web Portals (1.22%)
Savings & Loans - Thrifts (0.16%)			Google Inc (a)	23,204	10,280
Hudson City Bancorp Inc	95,758	1,346
			Wireless Equipment (0.73%)
Schools (0.02%)			Qualcomm Inc	132,842	6,139
Apollo Group Inc (a)	1,908	132

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	22.91%

			Financial	15.95%
COMMON STOCKS (continued)			Technology	13.37%
X-Ray Equipment (0.10%)			Energy	11.74%
Hologic Inc (a)	57,645 $	847	Communications	11.49%

			Industrial	9.40%
TOTAL COMMON STOCKS	$ 809,063		Consumer, Cyclical	9.18%

	Principal		Basic Materials	3.19%
			Utilities	2.53%
	Amount	Value	Other Assets in Excess of Liabilities, Net	0.24%

	(000's)	(000's)

			TOTAL NET ASSETS	100.00%

REPURCHASE AGREEMENTS (3.52%)
Diversified Banking Institutions (3.52%)			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank			Asset Type	Percent

of America Repurchase Agreement; 0.16%			Futures	3.75%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $7,555,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 7,407 $	7,407
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$7,555,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	7,408	7,408
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $7,555,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	7,407	7,407
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$7,555,000; 1.625%; dated 04/26/2011)	7,407	7,407

		29,629

TOTAL REPURCHASE AGREEMENTS	$ 29,629

Total Investments	$ 838,692
Other Assets in Excess of Liabilities, Net - 0.24%		1,988

TOTAL NET ASSETS - 100.00%	$ 840,680

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 72,647
Unrealized Depreciation		(105,395)

Net Unrealized Appreciation (Depreciation)		(32,748)
Cost for federal income tax purposes		871,440
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Blend Fund I
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	128	$ 29,755	$ 31,501	$ 1,746
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.17%)			COMMON STOCKS (continued)
Advertising Agencies (0.26%)			Audio & Video Products (0.02%)
Interpublic Group of Cos Inc (a)	17,680 $	92	Harman International Industries Inc	5,300 $	131
Omnicom Group Inc	47,847	1,627

		1,719	Auto - Car & Light Trucks (0.07%)

			Ford Motor Co (a)	62,215	498
Advertising Sales (0.03%)
Lamar Advertising Co (a)	9,800	206	Auto - Medium & Heavy Duty Trucks (0.10%)
			Paccar Inc	20,000	693
Aerospace & Defense (1.40%)
Boeing Co/The	54,801	2,351	Auto/Truck Parts & Equipment - Original (0.21%)
General Dynamics Corp	27,914	1,546	Johnson Controls Inc	54,996	1,423
Lockheed Martin Corp	32,275	2,413
Northrop Grumman Corp	28,114	1,253	Beverages - Non-Alcoholic (2.43%)
Raytheon Co	25,598	1,202	Coca-Cola Co/The	156,466	7,798
Rockwell Collins Inc	15,771	666	Coca-Cola Enterprises Inc	11,709	220

		9,431	Pepsi Bottling Group Inc	10,200	347

			PepsiCo Inc	141,462	8,028

Aerospace & Defense Equipment (0.78%)
Goodrich Corp	15,432	793			16,393

United Technologies Corp	82,527	4,495	Beverages - Wine & Spirits (0.04%)

		5,288	Brown-Forman Corp	3,624	159

			Constellation Brands Inc (a)	6,971	95

Agricultural Chemicals (0.63%)
CF Industries Holdings Inc	1,820	144			254

Monsanto Co	43,965	3,693	Broadcasting Services & Programming (0.18%)
Mosaic Co/The	2,900	151	Discovery Communications Inc - A Shares (a)	15,850	388
Potash Corp of Saskatchewan Inc	2,800	260	Discovery Communications Inc - C Shares (a)	23,650	530

		4,248	Scripps Networks Interactive	9,212	297

					1,215

Agricultural Operations (0.14%)
Archer-Daniels-Midland Co	31,481	948	Building - Residential & Commercial (0.06%)
			Lennar Corp	35,500	420
Airlines (0.08%)
Southwest Airlines Co	65,600	515	Building Products - Wood (0.15%)
			Masco Corp	70,415	981
Apparel Manufacturers (0.24%)
Coach Inc	43,644	1,291	Cable/Satellite TV (0.65%)
Polo Ralph Lauren Corp	2,080	131	Cablevision Systems Corp	34,500	706
VF Corp	3,255	211	Comcast Corp - Class A	66,719	991

		1,633	DIRECTV Group Inc/The (a)	12,268	318

			Time Warner Cable Inc	70,801	2,341

Appliances (0.02%)
Whirlpool Corp	2,690	154			4,356

			Casino Hotels (0.09%)
Applications Software (2.89%)			MGM Mirage (a)	85,236	616
Compuware Corp (a)	8,906	65
Intuit Inc (a)	11,802	350	Casino Services (0.07%)
Microsoft Corp	692,966	16,299	International Game Technology	23,600	466
Red Hat Inc (a)	83,300	1,902
Salesforce.com Inc (a)	20,400	884	Cellular Telecommunications (0.15%)

		19,500	MetroPCS Communications Inc (a)	73,300	868

			NII Holdings Inc (a)	6,900	159

Athletic Footwear (0.22%)					1,027

NIKE Inc	26,652	1,510

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (0.54%)			Computers (4.83%)
Dow Chemical Co/The	48,685 $	1,031	Apple Inc (a)	69,057 $	11,283
EI Du Pont de Nemours & Co	72,932	2,256	Dell Inc (a)	157,816	2,112
PPG Industries Inc	5,975	328	Hewlett-Packard Co	174,142	7,540

		3,615	IBM Corp	96,050	11,327

Chemicals - Specialty (0.17%)			Sun Microsystems Inc (a)	26,687	245

Eastman Chemical Co	2,624	130			32,507

Ecolab Inc	6,088	253	Computers - Integrated Systems (0.02%)
International Flavors & Fragrances Inc	5,651	199	Teradata Corp (a)	6,220	153
Sigma-Aldrich Corp	10,584	537

		1,119	Computers - Memory Devices (0.54%)

			EMC Corp/Massachusetts (a)	158,319	2,384
Coal (0.30%)			NetApp Inc (a)	17,800	400
Consol Energy Inc	24,500	870	SanDisk Corp (a)	35,700	636
Massey Energy Co	9,111	242	Western Digital Corp (a)	7,862	238

Peabody Energy Corp	27,442	909			3,658

		2,021

			Computers - Peripheral Equipment (0.01%)
Coatings & Paint (0.03%)			Lexmark International Inc (a)	2,812	41
Sherwin-Williams Co/The	3,923	227
			Consumer Products - Miscellaneous (0.69%)
Commercial Banks (0.25%)			Clorox Co	23,296	1,421
BB&T Corp	15,507	355	Fortune Brands Inc	8,200	325
First Horizon National Corp (a)	42,737	548	Kimberly-Clark Corp	49,567	2,897

M&T Bank Corp	2,889	168			4,643

Marshall & Ilsley Corp	67,198	406
Regions Financial Corp	40,797	180	Containers - Metal & Glass (0.06%)

		1,657	Ball Corp	3,266	158

			Owens-Illinois Inc (a)	6,301	214

Commercial Services (0.05%)					372

Quanta Services Inc (a)	13,687	319
			Containers - Paper & Plastic (0.05%)
Commercial Services - Finance (0.90%)			Bemis Co Inc	3,589	94
Automatic Data Processing Inc	37,979	1,415	Pactiv Corp (a)	4,592	116
Equifax Inc	4,614	120	Sealed Air Corp	5,603	103

H&R Block Inc	32,224	538			313

Mastercard Inc	6,330	1,228	Cosmetics & Toiletries (2.29%)
Moody's Corp	21,996	522	Avon Products Inc	22,000	712
Paychex Inc	28,478	755	Colgate-Palmolive Co	21,587	1,564
Total System Services Inc	7,253	106	Procter & Gamble Co	237,195	13,167

Visa Inc	3,100	203			15,443

Western Union Co/The	68,929	1,205

		6,092	Cruise Lines (0.07%)

			Carnival Corp	15,772	441
Computer Aided Design (0.44%)
Autodesk Inc (a)	135,400	2,953	Data Processing & Management (0.18%)
			Dun & Bradstreet Corp	1,920	138
Computer Services (0.37%)			Fidelity National Information Services Inc	20,999	492
Accenture Ltd	42,700	1,498	Fiserv Inc (a)	11,600	550

Affiliated Computer Services Inc (a)	3,596	170			1,180

Computer Sciences Corp (a)	17,160	827

		2,495	Dental Supplies & Equipment (0.08%)

			DENTSPLY International Inc	16,146	538

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dialysis Centers (0.08%)			Electric - Integrated (continued)
DaVita Inc (a)	11,300 $	562	Duke Energy Corp	78,945 $	1,222
			Edison International	7,900	255
Disposable Medical Products (0.10%)			Entergy Corp	23,594	1,895
CR Bard Inc	9,200	677	Exelon Corp	39,658	2,017
			FirstEnergy Corp	32,702	1,347
Distribution & Wholesale (0.11%)
			FPL Group Inc	23,219	1,316
Fastenal Co	3,700	132
			Northeast Utilities	6,354	146
Genuine Parts Co	11,245	398
			Pepco Holdings Inc	27,600	397
WW Grainger Inc	2,303	207

			PG&E Corp	8,454	341
		737

			Pinnacle West Capital Corp	15,662	501
Diversified Banking Institutions (4.77%)			PPL Corp	45,597	1,541
Bank of America Corp	689,748	10,202	Progress Energy Inc	24,593	970
Citigroup Inc	117,642	373	Public Service Enterprise Group Inc	35,316	1,146
Goldman Sachs Group Inc/The	40,682	6,643	SCANA Corp	4,410	156
JP Morgan Chase & Co	321,120	12,411	Southern Co	40,417	1,269
Morgan Stanley	87,783	2,502	TECO Energy Inc	48,300	652

		32,131	Wisconsin Energy Corp	4,276	184

Diversified Manufacturing Operations (3.18%)			Xcel Energy Inc	16,485	329

3M Co	62,277	4,392			20,257

Cooper Industries Ltd	5,988	197	Electric Products - Miscellaneous (0.22%)
Danaher Corp	40,303	2,468	Emerson Electric Co	38,062	1,385
Dover Corp	6,795	231	Molex Inc	5,141	91

Eaton Corp	5,849	304			1,476

General Electric Co	770,267	10,322
Honeywell International Inc	58,801	2,040	Electronic Components - Miscellaneous (0.17%)
			Jabil Circuit Inc	7,549	69
Illinois Tool Works Inc	19,377	786
			Tyco Electronics Ltd	49,925	1,072

ITT Corp	6,585	325
					1,141

Leggett & Platt Inc	5,609	97
Parker Hannifin Corp	5,844	259	Electronic Components - Semiconductors (2.14%)

		21,421	Advanced Micro Devices Inc (a)	74,000	271

			Altera Corp	10,791	202
E-Commerce - Products (0.55%)
			Broadcom Corp (a)	15,900	449
Amazon.com Inc (a)	43,302	3,714
			Intel Corp	415,352	7,995
E-Commerce - Services (0.28%)			LSI Corp (a)	24,266	126
eBay Inc (a)	22,896	487	MEMC Electronic Materials Inc (a)	21,347	376
Expedia Inc (a)	66,118	1,369	Micron Technology Inc (a)	65,100	416

		1,856	National Semiconductor Corp	91,881	1,384

			Nvidia Corp (a)	70,992	918
Electric - Generation (0.15%)			QLogic Corp (a)	4,304	56
AES Corp/The	78,542	1,005
			Texas Instruments Inc	56,393	1,356
Electric - Integrated (3.01%)			Xilinx Inc	41,050	890

Allegheny Energy Inc	25,684	647			14,439

Ameren Corp	7,702	196	Electronic Forms (0.05%)
American Electric Power Co Inc	56,373	1,745	Adobe Systems Inc (a)	10,994	356
CMS Energy Corp	8,232	107
Consolidated Edison Inc	9,940	391	Electronic Measurement Instruments (0.13%)
Constellation Energy Group Inc	28,500	818	Agilent Technologies Inc (a)	36,708	852
Dominion Resources Inc/VA	13,699	463
DTE Energy Co	5,990	206

Schedule of Investments LargeCap Blend Fund II July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronics - Military (0.05%)			Food - Miscellaneous/Diversified (1.07%)
L-3 Communications Holdings Inc	4,245 $	320	Campbell Soup Co	32,135 $	997
			General Mills Inc	7,902	466
Engineering - Research & Development Services (0.24%)			HJ Heinz Co	11,520	443
Fluor Corp	19,750	1,043	Kellogg Co	27,900	1,325
Foster Wheeler AG (a)	9,000	208	Kraft Foods Inc	126,403	3,582
Jacobs Engineering Group Inc (a)	4,440	182	McCormick & Co Inc/MD	4,602	148
McDermott International Inc (a)	9,400	183	Sara Lee Corp	24,987	266

		1,616			7,227

Enterprise Software & Services (0.39%)			Food - Retail (0.23%)
BMC Software Inc (a)	6,532	222	Kroger Co/The	38,217	817
CA Inc	14,248	301	SUPERVALU Inc	22,400	332
Oracle Corp	93,823	2,077	Whole Foods Market Inc	15,700	380

		2,600			1,529

Entertainment Software (0.07%)			Food - Wholesale & Distribution (0.18%)
Electronic Arts Inc (a)	23,300	500	Sysco Corp	50,779	1,206

Fiduciary Banks (0.86%)			Forestry (0.12%)
Bank of New York Mellon Corp/The	76,248	2,085	Plum Creek Timber Co Inc	5,930	186
Northern Trust Corp	25,955	1,552	Weyerhaeuser Co	17,700	620

State Street Corp	43,089	2,167			806

		5,804

			Gas - Distribution (0.42%)
Filtration & Separation Products (0.02%)			Centerpoint Energy Inc	98,157	1,183
Pall Corp	4,351	131	NiSource Inc	31,676	408
			Sempra Energy	23,996	1,258

Finance - Consumer Loans (0.16%)
					2,849

SLM Corp (a)	124,200	1,104
			Gold Mining (0.22%)
Finance - Credit Card (0.39%)			Newmont Mining Corp	36,629	1,515
American Express Co	85,989	2,436
Discover Financial Services	16,989	202	Hazardous Waste Disposal (0.12%)

		2,638	Stericycle Inc (a)	15,500	794

Finance - Investment Banker & Broker (0.36%)			Hotels & Motels (0.24%)
Charles Schwab Corp/The	93,661	1,674	Marriott International Inc/DE	64,625	1,392
E*Trade Financial Corp (a)	479,400	719	Starwood Hotels & Resorts Worldwide Inc	9,600	227

		2,393			1,619

Finance - Other Services (0.37%)			Human Resources (0.09%)
CME Group Inc	4,376	1,220	Monster Worldwide Inc (a)	11,691	152
IntercontinentalExchange Inc (a)	8,707	819	Robert Half International Inc	17,900	444

NASDAQ OMX Group Inc/The (a)	20,104	425			596

		2,464

			Independent Power Producer (0.20%)
Food - Confectionery (0.12%)			NRG Energy Inc (a)	49,300	1,341
JM Smucker Co/The	16,010	801
			Industrial Automation & Robots (0.09%)
Food - Dairy Products (0.02%)			Rockwell Automation Inc/DE	15,000	621
Dean Foods Co (a)	6,336	134
			Industrial Gases (0.44%)
Food - Meat Products (0.01%)			Air Products & Chemicals Inc	4,405	329
Hormel Foods Corp	2,550	92

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (continued)			Medical - Biomedical/Gene (2.02%)
Praxair Inc	33,642 $	2,630	Amgen Inc (a)	72,151 $	4,496

		2,959	Biogen Idec Inc (a)	23,049	1,096

Instruments - Scientific (0.16%)			Celgene Corp (a)	47,166	2,687
Thermo Fisher Scientific Inc (a)	10,682	484	Genzyme Corp (a)	8,611	447
Waters Corp (a)	11,504	578	Gilead Sciences Inc (a)	86,763	4,245

		1,062	Life Technologies Corp (a)	9,500	432

			Vertex Pharmaceuticals Inc (a)	5,100	184

Insurance Brokers (0.40%)					13,587

Aon Corp	43,797	1,728
Marsh & McLennan Cos Inc	46,403	947	Medical - Drugs (4.88%)

		2,675	Abbott Laboratories	107,195	4,823

			Allergan Inc/United States	30,755	1,643
Internet Infrastructure Software (0.02%)			Bristol-Myers Squibb Co	158,384	3,443
Akamai Technologies Inc (a)	6,625	109	Cephalon Inc (a)	6,000	352
Internet Security (0.26%)			Eli Lilly & Co	70,425	2,457
McAfee Inc (a)	5,412	241	Forest Laboratories Inc (a)	11,090	287
Symantec Corp (a)	17,169	257	Merck & Co Inc/NJ	178,665	5,362
VeriSign Inc (a)	61,593	1,259	Pfizer Inc	328,966	5,240

		1,757	Schering-Plough Corp	142,482	3,777

			Wyeth	117,965	5,491

Investment Management & Advisory Services (0.45%)					32,875

Ameriprise Financial Inc	29,700	825
Federated Investors Inc	3,304	86	Medical - Generic Drugs (0.04%)
Franklin Resources Inc	5,501	488	Mylan Inc/PA (a)	10,775	142
Invesco Ltd	56,492	1,116	Watson Pharmaceuticals Inc (a)	3,823	133

Janus Capital Group Inc	8,000	109			275

T Rowe Price Group Inc	9,394	439	Medical - HMO (1.09%)

		3,063	Aetna Inc	35,597	960

Life & Health Insurance (0.68%)			CIGNA Corp	31,623	898
Aflac Inc	46,445	1,758	Coventry Health Care Inc (a)	5,525	127
Lincoln National Corp	28,100	596	Humana Inc (a)	23,501	772
Prudential Financial Inc	42,538	1,883	UnitedHealth Group Inc	78,101	2,192
Torchmark Corp	3,020	118	WellPoint Inc (a)	45,646	2,403

Unum Group	12,184	229			7,352

		4,584	Medical - Hospitals (0.01%)

Linen Supply & Related Items (0.02%)			Tenet Healthcare Corp (a)	15,659	62
Cintas Corp	4,825	121	Medical - Wholesale Drug Distribution (0.37%)
Machinery - Construction & Mining (0.09%)			AmerisourceBergen Corp	11,319	223
Caterpillar Inc	13,165	580	Cardinal Health Inc	19,053	634
			McKesson Corp	32,545	1,665

Machinery - Farm (0.30%)					2,522

Deere & Co	45,548	1,992	Medical Information Systems (0.01%)
			IMS Health Inc	6,819	82
Machinery - General Industry (0.00%)
Manitowoc Co Inc/The	4,797	30	Medical Instruments (0.87%)
			Boston Scientific Corp (a)	57,862	621
Machinery - Pumps (0.03%)			Intuitive Surgical Inc (a)	2,800	637
Flowserve Corp	2,100	170
			Medtronic Inc	90,244	3,196

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Non-Ferrous Metals (0.00%)
St Jude Medical Inc (a)	36,745 $	1,386	Titanium Metals Corp	3,118 $	26

		5,840

			Non-Hazardous Waste Disposal (0.50%)
Medical Laboratory & Testing Service (0.04%)			Republic Services Inc	112,800	3,000
Quest Diagnostics Inc	5,380	294	Waste Management Inc	12,007	338

Medical Products (2.92%)					3,338

Baxter International Inc	52,100	2,937	Office Automation & Equipment (0.06%)
Becton Dickinson and Co	14,984	976	Pitney Bowes Inc	7,556	156
Covidien PLC	38,225	1,445	Xerox Corp	32,379	265

Hospira Inc (a)	13,567	521			421

Johnson & Johnson	198,036	12,059	Oil - Field Services (1.42%)
Stryker Corp	30,115	1,171	Baker Hughes Inc	28,000	1,134
Varian Medical Systems Inc (a)	4,428	156	BJ Services Co	47,243	670
Zimmer Holdings Inc (a)	7,964	371	Halliburton Co	37,646	832

		19,636	Schlumberger Ltd	112,397	6,013

Metal - Copper (0.35%)			Smith International Inc	35,346	888

Freeport-McMoRan Copper & Gold Inc	39,198	2,364			9,537

Metal Processors & Fabrication (0.12%)			Oil & Gas Drilling (0.15%)
Precision Castparts Corp	10,235	817	Diamond Offshore Drilling Inc	6,390	575
			ENSCO International Inc	5,258	199
Motion Pictures & Services (0.01%)			Nabors Industries Ltd (a)	10,112	172
Ascent Media Corp (a)	2,685	74	Rowan Cos Inc	4,123	88

					1,034

Motorcycle/Motor Scooter (0.14%)			Oil Company - Exploration & Production (2.29%)
Harley-Davidson Inc	41,300	933	Anadarko Petroleum Corp	12,005	579
Multi-Line Insurance (0.49%)			Apache Corp	7,949	667
Allstate Corp/The	11,109	299	Cabot Oil & Gas Corp	17,400	611
Assurant Inc	27,506	702	Devon Energy Corp	26,040	1,513
Cincinnati Financial Corp	5,893	142	EOG Resources Inc	25,507	1,888
Hartford Financial Services Group Inc	12,600	208	Newfield Exploration Co (a)	30,000	1,180
Loews Corp	22,400	673	Noble Energy Inc	6,123	374
MetLife Inc	37,007	1,256	Occidental Petroleum Corp	52,565	3,750

		3,280	Pioneer Natural Resources Co	4,161	119

			Questar Corp	6,419	212
Multimedia (1.26%)			Range Resources Corp	9,400	436
Liberty Media Corp - Entertainment (a)	5,200	146	Southwestern Energy Co (a)	35,205	1,459
McGraw-Hill Cos Inc/The	27,314	856	XTO Energy Inc	64,896	2,611

Meredith Corp	1,334	35			15,399

News Corp	82,563	853
Time Warner Inc	114,450	3,051	Oil Company - Integrated (6.89%)
Viacom Inc (a)	27,412	635	Chevron Corp	161,082	11,190
Walt Disney Co/The	117,076	2,941	ConocoPhillips	84,136	3,677

		8,517	Exxon Mobil Corp	376,994	26,537

			Hess Corp	19,908	1,099
Networking Products (1.42%)			Marathon Oil Corp	16,430	530
Cisco Systems Inc (a)	367,063	8,079	Murphy Oil Corp	40,621	2,364
Juniper Networks Inc (a)	55,812	1,458	Suncor Energy Inc	31,700	1,030

		9,537			46,427

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Field Machinery & Equipment (0.22%)			REITS - Diversified (0.04%)
FMC Technologies Inc (a)	26,500 $	1,153	Vornado Realty Trust	5,748 $	293
National Oilwell Varco Inc (a)	10,041	361

		1,514	REITS - Healthcare (0.09%)

			HCP Inc	9,929	256
Oil Refining & Marketing (0.17%)			Health Care REIT Inc	4,017	161
Sunoco Inc	4,298	106	Ventas Inc	5,609	198

Tesoro Corp	5,079	66			615

Valero Energy Corp	55,250	995

		1,167	REITS - Hotels (0.03%)

			Host Hotels & Resorts Inc	21,214	193
Paper & Related Products (0.17%)
International Paper Co	55,293	1,040	REITS - Office Property (0.13%)
MeadWestvaco Corp	3,700	72	Boston Properties Inc	16,185	856

		1,112

Pharmacy Services (0.63%)			REITS - Regional Malls (0.25%)
Express Scripts Inc (a)	29,741	2,083	Simon Property Group Inc	30,720	1,712
Medco Health Solutions Inc (a)	41,117	2,173	REITS - Shopping Centers (0.05%)

		4,256	Kimco Realty Corp	31,650	311

Pipelines (0.38%)
El Paso Corp	24,760	249	REITS - Storage (0.05%)
Spectra Energy Corp	68,300	1,254	Public Storage	4,532	329
Williams Cos Inc	64,980	1,085

			Retail - Apparel & Shoe (0.28%)
		2,588

			Abercrombie & Fitch Co	3,313	95
Printing - Commercial (0.02%)			Gap Inc/The	92,881	1,516
RR Donnelley & Sons Co	7,478	104	Ltd Brands Inc	9,662	125
			Nordstrom Inc	5,753	152

Property & Casualty Insurance (0.66%)					1,888

Chubb Corp	34,573	1,596
Progressive Corp/The	24,823	387	Retail - Auto Parts (0.17%)
Travelers Cos Inc/The	57,200	2,464	AutoZone Inc (a)	6,210	954

		4,447	O'Reilly Automotive Inc (a)	4,908	199

					1,153

Quarrying (0.16%)
Vulcan Materials Co	22,303	1,059	Retail - Automobile (0.01%)
			AutoNation Inc (a)	3,926	81
Regional Banks (2.24%)
Comerica Inc	5,577	133	Retail - Bedding (0.30%)
Fifth Third Bancorp	103,000	979	Bed Bath & Beyond Inc (a)	59,101	2,054
Keycorp	111,400	644
			Retail - Building Products (1.20%)
PNC Financial Services Group Inc	10,860	398
			Home Depot Inc	151,979	3,942
SunTrust Banks Inc	25,447	496
			Lowe's Cos Inc	185,202	4,160

US Bancorp	170,253	3,475
					8,102

Wells Fargo & Co	366,485	8,964

		15,089	Retail - Computer Equipment (0.02%)

			GameStop Corp (a)	6,068	133
REITS - Apartments (0.14%)
AvalonBay Communities Inc	12,595	733	Retail - Consumer Electronics (0.09%)
Equity Residential	10,039	241	Best Buy Co Inc	13,553	506

		974	RadioShack Corp	4,507	70

					576

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (1.61%)			Steel - Specialty (0.01%)
Big Lots Inc (a)	3,040 $	70	Allegheny Technologies Inc	3,548 $	96
Costco Wholesale Corp	18,604	921
Family Dollar Stores Inc	5,241	165	Telecommunication Equipment (0.03%)
Target Corp	17,746	774	Harris Corp	4,843	152
Wal-Mart Stores Inc	178,736	8,915	Tellabs Inc (a)	14,357	83

		10,845			235

Retail - Drug Store (0.97%)			Telecommunication Equipment - Fiber Optics (0.44%)
CVS Caremark Corp	130,257	4,361	Corning Inc	139,630	2,374
Walgreen Co	70,626	2,193	JDS Uniphase Corp (a)	105,811	620

		6,554			2,994

Retail - Major Department Store (0.11%)			Telephone - Integrated (2.75%)
JC Penney Co Inc	8,037	242	AT&T Inc	497,022	13,037
Sears Holdings Corp (a)	1,941	129	CenturyTel Inc	11,056	347
TJX Cos Inc	9,693	351	Qwest Communications International Inc	52,253	202

		722	Sprint Nextel Corp (a)	509,307	2,037

			Verizon Communications Inc	87,095	2,793
Retail - Office Supplies (0.08%)			Windstream Corp	15,773	138

Staples Inc	24,773	521			18,554

Retail - Regional Department Store (0.32%)			Therapeutics (0.05%)
Kohl's Corp (a)	43,913	2,132	Warner Chilcott Ltd (a)	20,900	316

Retail - Restaurants (1.21%)			Tobacco (1.66%)
Darden Restaurants Inc	4,901	159	Altria Group Inc	151,087	2,649
McDonald's Corp	86,538	4,765	Lorillard Inc	6,153	454
Starbucks Corp (a)	96,932	1,716	Philip Morris International Inc	167,844	7,821
Yum! Brands Inc	41,925	1,486	Reynolds American Inc	6,161	268

		8,126			11,192

Savings & Loans - Thrifts (0.07%)			Tools - Hand Held (0.07%)
Hudson City Bancorp Inc	19,285	271	Snap-On Inc	2,148	77
People's United Financial Inc	12,720	207	Stanley Works/The	10,113	406

		478			483

Schools (0.16%)			Toys (0.12%)
Apollo Group Inc (a)	11,681	807	Hasbro Inc	21,298	564
DeVry Inc	4,791	238	Mattel Inc	13,031	229

		1,045			793

Semiconductor Component - Integrated Circuits (0.08%)			Transport - Rail (0.84%)
Marvell Technology Group Ltd (a)	41,100	548	Burlington Northern Santa Fe Corp	14,793	1,163
			CSX Corp	25,659	1,029
Semiconductor Equipment (0.26%)			Norfolk Southern Corp	20,687	895
Applied Materials Inc	98,930	1,365	Union Pacific Corp	44,496	2,559

Kla-Tencor Corp	12,400	396			5,646

		1,761

			Transport - Services (0.82%)
Steel - Producers (0.33%)			CH Robinson Worldwide Inc	9,300	507
AK Steel Holding Corp	18,261	359	Expeditors International of Washington Inc	18,799	638
Nucor Corp	27,080	1,204	FedEx Corp	6,488	440
United States Steel Corp	17,117	681	United Parcel Service Inc	73,759	3,963

		2,244			5,548

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 63,850
Web Portals (1.26%)			Unrealized Depreciation	(114,322)

Google Inc (a)	18,167 $	8,049	Net Unrealized Appreciation (Depreciation)	(50,472)
Yahoo! Inc (a)	29,327	420	Cost for federal income tax purposes	720,551

		8,469	All dollar amounts are shown in thousands (000's)

Wireless Equipment (1.46%)			Portfolio Summary (unaudited)

American Tower Corp (a)	36,500	1,244
			Sector	Percent

Crown Castle International Corp (a)	37,700	1,084
			Consumer, Non-cyclical	23.23%
Motorola Inc	193,678	1,387	Financial	16.23%
Qualcomm Inc	133,177	6,154	Technology	12.35%

		9,869	Energy	11.83%
			Communications	11.00%

TOTAL COMMON STOCKS	$ 647,844		Industrial	9.56%

			Consumer, Cyclical	8.31%
	Principal		Utilities	3.78%
	Amount	Value	Basic Materials	3.18%
	(000's)	(000's)	Other Assets in Excess of Liabilities, Net	0.53%

REPURCHASE AGREEMENTS (3.30%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (3.30%)			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%			Asset Type	Percent

dated 07/31/09 maturing 08/03/09			Futures	3.73%
(collateralized by Sovereign Agency
Issues; $5,670,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 5,559 $	5,559
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$5,670,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	5,558	5,558
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $5,670,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	5,559	5,559
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$5,670,000; 1.625%; dated 04/26/2011)	5,559	5,559

		22,235

TOTAL REPURCHASE AGREEMENTS	$ 22,235

Total Investments	$ 670,079
Other Assets in Excess of Liabilities, Net - 0.53%		3,543

TOTAL NET ASSETS - 100.00%	$ 673,622

(a) Non-Income Producing Security

Schedule of Investments
LargeCap Blend Fund II
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	102	$ 23,558	$ 25,103	$ 1,545
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.79%)			COMMON STOCKS (continued)
Auto - Car & Light Trucks (1.12%)			Gold Mining (1.88%)
Ford Motor Co (a)	3,000,000 $	24,000	Newmont Mining Corp	978,000 $	40,440

Beverages - Non-Alcoholic (2.52%)			Instruments - Scientific (2.43%)
Hansen Natural Corp (a)	680,000	21,087	Thermo Fisher Scientific Inc (a)	1,149,700	52,058
PepsiCo Inc	581,000	32,972

		54,059	Medical - Biomedical/Gene (3.38%)

			Amgen Inc (a)	771,900	48,097
Casino Services (0.38%)			Myriad Genetics Inc (a)	893,883	24,510

International Game Technology	407,876	8,056			72,607

Commercial Services - Finance (5.82%)			Medical - Generic Drugs (1.69%)
Mastercard Inc	312,481	60,631	Mylan Inc/PA (a)	2,756,000	36,352
Visa Inc	980,532	64,185

		124,816	Medical Instruments (5.21%)

			Boston Scientific Corp (a)	4,117,000	44,217
Computers (9.27%)			Intuitive Surgical Inc (a)	189,271	43,025
Apple Inc (a)	648,807	106,009	St Jude Medical Inc (a)	652,025	24,588

Hewlett-Packard Co	921,699	39,910			111,830

Research In Motion Ltd (a)	697,610	53,018

		198,937	Metal - Copper (2.22%)

			Freeport-McMoRan Copper & Gold Inc	789,000	47,577
Cosmetics & Toiletries (0.98%)
Estee Lauder Cos Inc/The	575,000	20,953	Networking Products (4.30%)
			Cisco Systems Inc (a)	2,950,480	64,940
Diversified Banking Institutions (8.95%)			Juniper Networks Inc (a)	1,049,000	27,410

Goldman Sachs Group Inc/The	390,328	63,741			92,350

JP Morgan Chase & Co	2,239,205	86,545
Morgan Stanley	1,464,000	41,724	Oil & Gas Drilling (2.11%)

		192,010	Transocean Ltd (a)	568,300	45,288

E-Commerce - Products (2.41%)			Oil Company - Exploration & Production (1.35%)
Amazon.com Inc (a)	603,600	51,765	Chesapeake Energy Corp	1,349,500	28,933

E-Commerce - Services (2.99%)			Regional Banks (3.10%)
eBay Inc (a)	1,403,000	29,814	Capital One Financial Corp	1,138,949	34,966
Priceline.com Inc (a)	265,000	34,349	Wells Fargo & Co	1,295,000	31,675

		64,163			66,641

Electronic Components - Semiconductors (2.96%)			Retail - Auto Parts (0.91%)
Broadcom Corp (a)	2,252,000	63,574	AutoZone Inc (a)	127,000	19,503

Electronic Connectors (1.28%)			Retail - Bedding (1.54%)
Amphenol Corp	821,784	27,406	Bed Bath & Beyond Inc (a)	950,000	33,012

Energy - Alternate Sources (1.30%)			Retail - Building Products (1.54%)
First Solar Inc (a)	181,400	28,006	Home Depot Inc	1,273,000	33,022

Entertainment Software (1.29%)			Retail - Consumer Electronics (2.02%)
Activision Blizzard Inc (a)	2,424,400	27,759	Best Buy Co Inc	1,162,000	43,424

Food - Retail (1.15%)			Retail - Discount (0.99%)
Whole Foods Market Inc	1,020,000	24,674	Dollar Tree Inc (a)	462,000	21,307

Schedule of Investments
LargeCap Growth Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Regional Department Store (2.05%)			Diversified Banking Institutions (continued)
Kohl's Corp (a)	905,000 $	43,938	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Restaurants (2.81%)			0.18% dated 07/31/09 maturing 08/03/09
McDonald's Corp	570,052	31,387	(collateralized by Sovereign Agency Issue;
			$24,250,000; 1.625%; dated 04/26/2011)	$ 23,774 $	23,774

Starbucks Corp (a)	1,637,000	28,975			95,097

		60,362

			TOTAL REPURCHASE AGREEMENTS	$ 95,097

Schools (1.51%)
Apollo Group Inc (a)	471,000	32,518	Total Investments	$ 2,151,177
			Liabilities in Excess of Other Assets, Net - (0.22)%		(4,773)

Semiconductor Component - Integrated Circuits (1.88%)			TOTAL NET ASSETS - 100.00%	$ 2,146,404

Marvell Technology Group Ltd (a)	3,025,000	40,354

Telecommunication Equipment - Fiber Optics (0.51%)			(a) Non-Income Producing Security
Corning Inc	646,000	10,982
			Unrealized Appreciation (Depreciation)
Telephone - Integrated (0.99%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Sprint Nextel Corp (a)	5,317,122	21,268	of investments held by the fund as of the period end were as follows:

Transport - Rail (1.26%)			Unrealized Appreciation	$ 248,577
Union Pacific Corp	469,900	27,029	Unrealized Depreciation		(158,572)

			Net Unrealized Appreciation (Depreciation)		90,005
Web Portals (3.21%)			Cost for federal income tax purposes		2,061,172
Google Inc (a)	155,390	68,846	All dollar amounts are shown in thousands (000's)

Wireless Equipment (4.48%)			Portfolio Summary (unaudited)

Nokia OYJ ADR	1,627,000	21,704	Sector		Percent

Qualcomm Inc	1,613,438	74,557	Consumer, Non-cyclical		22.26%

		96,261	Communications		18.90%

			Financial		16.48%
TOTAL COMMON STOCKS	$ 2,056,080		Technology		15.40%

	Principal		Consumer, Cyclical		13.36%
			Industrial		4.96%
	Amount	Value	Energy		4.76%

	(000's)	(000's)	Basic Materials		4.10%

REPURCHASE AGREEMENTS (4.43%)			Liabilities in Excess of Other Assets, Net		(0.22%)

Diversified Banking Institutions (4.43%)			TOTAL NET ASSETS		100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $24,250,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 23,774 $	23,774
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$24,250,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	23,775	23,775
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $24,250,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	23,774	23,774

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.47%)			COMMON STOCKS (continued)
Advertising Agencies (0.04%)			Auto - Medium & Heavy Duty Trucks (continued)
Omnicom Group Inc	20,180 $	686	Paccar Inc	18,888 $	655

					890

Aerospace & Defense (0.58%)
Boeing Co/The	5,705	245	Auto/Truck Parts & Equipment - Original (0.04%)
General Dynamics Corp	3,197	177	Johnson Controls Inc	18,538	480
Lockheed Martin Corp	90,603	6,773	WABCO Holdings Inc	5,635	107

Northrop Grumman Corp	3,765	168			587

Raytheon Co	19,891	934	Batteries & Battery Systems (0.02%)
Rockwell Collins Inc	10,322	436	Energizer Holdings Inc (a)	5,649	362
Spirit Aerosystems Holdings Inc (a)	3,381	44
TransDigm Group Inc (a)	3,774	144	Beverages - Non-Alcoholic (0.72%)

		8,921	Coca-Cola Co/The	105,497	5,258

			Coca-Cola Enterprises Inc	25,751	484
Aerospace & Defense Equipment (0.22%)			Hansen Natural Corp (a)	6,529	203
Alliant Techsystems Inc (a)	3,163	249	PepsiCo Inc	89,572	5,083

BE Aerospace Inc (a)	4,482	73			11,028

Goodrich Corp	8,105	416
United Technologies Corp	49,865	2,716	Beverages - Wine & Spirits (0.02%)

		3,454	Brown-Forman Corp	7,387	325

Agricultural Chemicals (0.63%)			Broadcasting Services & Programming (0.03%)
CF Industries Holdings Inc	4,009	317	Discovery Communications Inc - C Shares (a)	15,630	350
Intrepid Potash Inc (a)	3,695	93	Scripps Networks Interactive	5,078	164

Monsanto Co	104,289	8,760			514

Mosaic Co/The	10,325	539	Building - Residential & Commercial (0.00%)

		9,709	NVR Inc (a)	97	58

Agricultural Operations (0.05%)
Archer-Daniels-Midland Co	27,236	820	Building & Construction Products -
			Miscellaneous (0.00%)
Airlines (0.01%)			Armstrong World Industries Inc (a)	888	22
Copa Holdings SA	2,881	117
			Building Products - Air & Heating (0.01%)
Apparel Manufacturers (1.07%)			Lennox International Inc	4,504	157
Coach Inc	540,135	15,982
			Building Products - Cement & Aggregate (0.01%)
Polo Ralph Lauren Corp	5,069	320	Eagle Materials Inc	4,106	112
VF Corp	1,946	126

		16,428	Cable/Satellite TV (1.21%)

Applications Software (5.07%)			Comcast Corp - Class A	1,201,746	17,858
Citrix Systems Inc (a)	532,278	18,949	DIRECTV Group Inc/The (a)	29,484	764

Intuit Inc (a)	18,782	558			18,622

Microsoft Corp	1,575,263	37,050	Casino Hotels (0.17%)
Red Hat Inc (a)	18,134	414	MGM Mirage (a)	369,500	2,671
Salesforce.com Inc (a)	485,575	21,045

		78,016	Cellular Telecommunications (0.21%)

			MetroPCS Communications Inc (a)	275,413	3,264
Athletic Footwear (0.27%)
NIKE Inc	72,487	4,106	NII Holdings Inc (a)	873	20

					3,284

Auto - Medium & Heavy Duty Trucks (0.06%)			Chemicals - Diversified (0.08%)
Navistar International Corp (a)	5,951	235	Celanese Corp	13,453	345
			EI Du Pont de Nemours & Co	17,387	538

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (continued)
FMC Corp	6,022 $	293	Affiliated Computer Services Inc (a)	5,388 $	255

		1,176	Cognizant Technology Solutions Corp (a)	575,385	17,026

Chemicals - Specialty (0.12%)			DST Systems Inc (a)	3,268	145
Albemarle Corp	511	15	IHS Inc (a)	4,576	228

Ashland Inc	518	17			54,353

Ecolab Inc	15,626	649	Computer Software (0.02%)
International Flavors & Fragrances Inc	7,150	252	Metavante Technologies Inc (a)	8,716	268
Lubrizol Corp	5,540	321
Sigma-Aldrich Corp	8,159	414	Computers (5.80%)
Terra Industries Inc	6,849	200	Apple Inc (a)	378,035	61,767

		1,868	Dell Inc (a)	116,460	1,558

			Hewlett-Packard Co	128,554	5,567
Coal (0.11%)			IBM Corp	113,552	13,391
Alpha Natural Resources Inc (a)	7,014	233	Research In Motion Ltd (a)	92,000	6,992

Consol Energy Inc	10,719	381			89,275

Massey Energy Co	6,611	176
Peabody Energy Corp	17,963	595	Computers - Integrated Systems (0.71%)
Walter Energy Inc	5,345	264	Diebold Inc	5,745	159

		1,649	Micros Systems Inc (a)	371,329	10,171

			NCR Corp (a)	15,211	197
Coatings & Paint (0.04%)			Teradata Corp (a)	13,468	331

RPM International Inc	6,622	106			10,858

Sherwin-Williams Co/The	8,300	479

		585	Computers - Memory Devices (1.15%)

			EMC Corp/Massachusetts (a)	20,991	316
Commercial Banks (0.01%)			NetApp Inc (a)	722,846	16,235
BOK Financial Corp	671	28	Seagate Technology	42,269	509
Commerce Bancshares Inc	2,014	74	Western Digital Corp (a)	19,709	596

		102			17,656

Commercial Services (0.03%)			Consulting Services (0.04%)
Iron Mountain Inc (a)	17,555	513	FTI Consulting Inc (a)	5,025	274
Weight Watchers International Inc	303	8	SAIC Inc (a)	14,831	268

		521			542

Commercial Services - Finance (2.80%)			Consumer Products - Miscellaneous (0.15%)
Automatic Data Processing Inc	34,670	1,291	Clorox Co	9,369	572
Equifax Inc	9,587	250	Kimberly-Clark Corp	27,291	1,595
H&R Block Inc	21,990	367	Scotts Miracle-Gro Co/The	4,357	170

Interactive Data Corp	1,574	36			2,337

Lender Processing Services Inc	8,922	305
Mastercard Inc	160,117	31,068	Containers - Metal & Glass (0.07%)
Moody's Corp	18,006	427	Ball Corp	5,641	273
Morningstar Inc (a)	1,886	84	Crown Holdings Inc (a)	15,225	382
Paychex Inc	22,596	599	Owens-Illinois Inc (a)	13,644	463

SEI Investments Co	11,578	219			1,118

Total System Services Inc	11,406	167	Containers - Paper & Plastic (0.02%)
Visa Inc	26,627	1,743	Pactiv Corp (a)	9,992	252
Western Union Co/The	374,901	6,553

		43,109	Cosmetics & Toiletries (2.16%)

			Alberto-Culver Co	699,354	17,918
Computer Services (3.53%)			Avon Products Inc	25,091	812
Accenture Ltd	1,046,442	36,699

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			Diversified Manufacturing Operations
Colgate-Palmolive Co	29,296 $	2,122	(continued)
Procter & Gamble Co	222,970	12,377	Teleflex Inc	1,643 $	79

		33,229			42,334

Data Processing & Management (0.06%)			E-Commerce - Products (1.53%)
Broadridge Financial Solutions Inc	8,418	146	Amazon.com Inc (a)	274,260	23,521
Dun & Bradstreet Corp	5,102	367	E-Commerce - Services (0.63%)
Fiserv Inc (a)	9,052	429	eBay Inc (a)	24,710	525

		942	Expedia Inc (a)	406,015	8,409

Decision Support Software (0.02%)			NetFlix Inc (a)	4,010	176
MSCI Inc (a)	9,903	277	Priceline.com Inc (a)	4,172	541

					9,651

Dental Supplies & Equipment (0.05%)
DENTSPLY International Inc	14,090	470	Electric - Generation (0.03%)
Patterson Cos Inc (a)	9,640	244	AES Corp/The	32,315	413

		714	Electric - Integrated (0.14%)

Diagnostic Equipment (0.01%)			Allegheny Energy Inc	10,193	257
Gen-Probe Inc (a)	5,161	192	Constellation Energy Group Inc	14,922	428
			DPL Inc	1,440	34
Diagnostic Kits (1.31%)			Exelon Corp	5,517	281
Idexx Laboratories Inc (a)	405,844	20,219	FPL Group Inc	5,216	296
			NV Energy Inc	9,713	112
Dialysis Centers (0.96%)
DaVita Inc (a)	296,954	14,759	PPL Corp	24,038	812

					2,220

Disposable Medical Products (0.03%)			Electric - Transmission (0.01%)
CR Bard Inc	5,695	419	ITC Holdings Corp	4,727	225

Distribution & Wholesale (0.05%)			Electric Products - Miscellaneous (0.89%)
LKQ Corp (a)	13,482	242	AMETEK Inc	364,721	11,803
WESCO International Inc (a)	2,135	53	Emerson Electric Co	50,230	1,827
WW Grainger Inc	6,046	543	Molex Inc	1,116	20

		838			13,650

Diversified Banking Institutions (1.32%)			Electronic Components - Miscellaneous (0.02%)
Goldman Sachs Group Inc/The	76,720	12,529	AVX Corp	1,041	11
JP Morgan Chase & Co	188,800	7,297	Garmin Ltd	8,895	246
Morgan Stanley	17,127	488	Jabil Circuit Inc	8,769	80

		20,314	Vishay Intertechnology Inc (a)	3,886	28

Diversified Manufacturing Operations (2.75%)					365

3M Co	44,813	3,160	Electronic Components - Semiconductors (2.44%)
Brink's Co/The	4,391	119	Altera Corp	28,669	536
Carlisle Cos Inc	1,655	52	Broadcom Corp (a)	368,007	10,389
Cooper Industries Ltd	3,914	129	Intel Corp	659,723	12,700
Crane Co	2,438	52	Intersil Corp	6,061	87
Danaher Corp	592,474	36,283	MEMC Electronic Materials Inc (a)	21,912	386
Dover Corp	12,781	435	National Semiconductor Corp	23,071	347
Harsco Corp	5,743	158	Nvidia Corp (a)	32,359	418
Honeywell International Inc	49,259	1,709	ON Semiconductor Corp (a)	40,511	296
ITT Corp	1,732	86	QLogic Corp (a)	11,435	149
Pentair Inc	2,648	72	Texas Instruments Inc	87,504	2,105

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Auto Loans (0.00%)
(continued)			AmeriCredit Corp (a)	2,585 $	41
Xilinx Inc	468,777 $	10,168

		37,581	Finance - Credit Card (0.46%)

Electronic Connectors (0.00%)			American Express Co	250,257	7,090
Thomas & Betts Corp (a)	1,685	45
			Finance - Investment Banker & Broker (1.43%)
Electronic Design Automation (0.01%)			Charles Schwab Corp/The	1,196,137	21,375
Synopsys Inc (a)	8,457	169	Investment Technology Group Inc (a)	345	8
			Jefferies Group Inc	8,841	202
Electronic Forms (0.06%)			TD Ameritrade Holding Corp (a)	26,153	485

Adobe Systems Inc (a)	29,956	971			22,070

Electronic Measurement Instruments (1.51%)			Finance - Other Services (0.04%)
Agilent Technologies Inc (a)	23,485	545	CME Group Inc	382	106
Trimble Navigation Ltd (a)	957,280	22,697	IntercontinentalExchange Inc (a)	4,818	453

		23,242	NASDAQ OMX Group Inc/The (a)	5,802	123

					682

Electronic Parts Distribution (0.02%)
Arrow Electronics Inc (a)	4,834	124	Food - Dairy Products (0.02%)
Avnet Inc (a)	5,035	123	Dean Foods Co (a)	17,110	363

		247	Food - Miscellaneous/Diversified (0.14%)

Energy - Alternate Sources (0.25%)			Campbell Soup Co	13,044	405
First Solar Inc (a)	25,142	3,882	General Mills Inc	7,732	456
			HJ Heinz Co	14,741	567
Engineering - Research & Development Services (1.32%)			Kellogg Co	14,599	693

Aecom Technology Corp (a)	8,397	272			2,121

Fluor Corp	83,594	4,414
Jacobs Engineering Group Inc (a)	365,055	14,960	Food - Retail (0.04%)
McDermott International Inc (a)	22,481	439	Kroger Co/The	32,268	690
Shaw Group Inc/The (a)	6,532	192	Food - Wholesale & Distribution (0.05%)
URS Corp (a)	1,004	51	Sysco Corp	34,860	828

		20,328

Enterprise Software & Services (0.46%)			Forestry (0.01%)
BMC Software Inc (a)	10,864	370	Plum Creek Timber Co Inc	5,624	176
CA Inc	29,108	615
Oracle Corp	263,268	5,826	Funeral Services & Related Items (0.00%)
			Hillenbrand Inc	2,254	41
Sybase Inc (a)	7,948	285

		7,096	Garden Products (0.01%)

Entertainment Software (0.66%)			Toro Co	3,490	121
Electronic Arts Inc (a)	472,680	10,148
			Gas - Distribution (0.02%)
Fiduciary Banks (1.60%)			Centerpoint Energy Inc	28,471	343
Bank of New York Mellon Corp/The	391,064	10,692
Northern Trust Corp	15,499	927	Gold Mining (0.09%)
State Street Corp	259,668	13,061	Newmont Mining Corp	31,566	1,305

		24,680	Royal Gold Inc	1,020	42

					1,347

Filtration & Separation Products (0.02%)
Pall Corp	11,528	347	Hotels & Motels (0.71%)
			Choice Hotels International Inc	767	21

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Leisure & Recreation Products (0.01%)
Marriott International Inc/DE	507,457 $	10,931	WMS Industries Inc (a)	4,128 $	149

		10,952

			Life & Health Insurance (0.12%)
Human Resources (0.05%)			Aflac Inc	31,167	1,180
Hewitt Associates Inc (a)	8,100	242	Prudential Financial Inc	14,151	626

Monster Worldwide Inc (a)	7,291	95			1,806

Robert Half International Inc	14,593	362

		699	Linen Supply & Related Items (0.00%)

			Cintas Corp	2,323	58
Independent Power Producer (0.56%)
NRG Energy Inc (a)	316,700	8,617	Machinery - Construction & Mining (0.08%)
			Bucyrus International Inc	1,660	49
Industrial Gases (0.88%)			Caterpillar Inc	18,194	802
Praxair Inc	173,376	13,555	Joy Global Inc	8,918	331

Instruments - Controls (0.02%)					1,182

Mettler-Toledo International Inc (a)	3,218	271	Machinery - Farm (0.03%)
			Deere & Co	9,944	435
Instruments - Scientific (0.04%)
PerkinElmer Inc	2,404	42	Machinery - General Industry (1.10%)
Thermo Fisher Scientific Inc (a)	3,386	153	IDEX Corp	4,698	128
Waters Corp (a)	9,284	467	Roper Industries Inc	348,646	16,672

		662	Wabtec Corp	4,749	160

Insurance Brokers (0.03%)					16,960

Arthur J Gallagher & Co	9,013	206	Machinery - Pumps (0.03%)
Brown & Brown Inc	8,159	156	Flowserve Corp	5,579	451
Erie Indemnity Co	1,975	74
Marsh & McLennan Cos Inc	3,846	79	Medical - Biomedical/Gene (4.42%)

		515	Abraxis Bioscience Inc (a)	682	21

			Amgen Inc (a)	135,114	8,419
Internet Infrastructure Software (0.04%)			Biogen Idec Inc (a)	21,112	1,004
Akamai Technologies Inc (a)	17,600	289	Bio-Rad Laboratories Inc (a)	1,858	144
F5 Networks Inc (a)	7,880	293	Celgene Corp (a)	217,708	12,401

		582	Genzyme Corp (a)	15,828	821

Internet Security (0.10%)			Gilead Sciences Inc (a)	421,167	20,608
McAfee Inc (a)	10,273	458	Illumina Inc (a)	11,670	422
Symantec Corp (a)	48,466	724	Life Technologies Corp (a)	8,990	409
VeriSign Inc (a)	19,376	396	Millipore Corp (a)	337,863	23,515

		1,578	Myriad Genetics Inc (a)	9,012	247

Investment Management & Advisory Services (0.68%)					68,011

Affiliated Managers Group Inc (a)	3,999	264	Medical - Drugs (2.72%)
BlackRock Inc	670	128	Abbott Laboratories	107,314	4,828
Eaton Vance Corp	11,505	329	Allergan Inc/United States	562,487	30,054
Federated Investors Inc	8,076	209	Bristol-Myers Squibb Co	74,718	1,624
Franklin Resources Inc	95,177	8,440	Eli Lilly & Co	35,682	1,245
Invesco Ltd	3,198	63	Merck & Co Inc/NJ	24,447	734
T Rowe Price Group Inc	16,723	781	Schering-Plough Corp	80,171	2,125
Waddell & Reed Financial Inc	8,370	238	Sepracor Inc (a)	10,368	180

		10,452	Valeant Pharmaceuticals International (a)	6,344	164

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Wyeth	19,551 $	910	Varian Medical Systems Inc (a)	12,375 $	436

		41,864			25,116

Medical - Generic Drugs (0.03%)			Metal - Copper (0.06%)
Mylan Inc/PA (a)	20,690	273	Freeport-McMoRan Copper & Gold Inc	14,576	879
Perrigo Co	7,747	210

		483	Metal - Iron (0.00%)

			Cliffs Natural Resources Inc	1,236	34
Medical - HMO (0.48%)
Aetna Inc	9,398	254	Metal Processors & Fabrication (0.05%)
CIGNA Corp	1,765	50	Precision Castparts Corp	9,185	733
Coventry Health Care Inc (a)	4,139	95
Humana Inc (a)	5,949	195	Multimedia (0.04%)
WellPoint Inc (a)	128,775	6,779	McGraw-Hill Cos Inc/The	19,945	625

		7,373

			Music (0.00%)
Medical - Hospitals (0.02%)			Warner Music Group Corp (a)	397	2
Health Management Associates Inc (a)	23,394	141
Tenet Healthcare Corp (a)	32,470	128	Networking Products (3.28%)

		269	Cisco Systems Inc (a)	1,364,297	30,028

Medical - Outpatient & Home Medical Care (0.01%)			Juniper Networks Inc (a)	784,155	20,490

Lincare Holdings Inc (a)	4,962	130			50,518

			Non-Hazardous Waste Disposal (0.06%)
Medical - Wholesale Drug Distribution (0.79%)			Waste Connections Inc (a)	5,381	152
AmerisourceBergen Corp	26,343	519	Waste Management Inc	28,988	815

McKesson Corp	227,908	11,658			967

		12,177

			Oil - Field Services (2.28%)
Medical Information Systems (0.00%)			Oceaneering International Inc (a)	5,443	277
IMS Health Inc	4,113	49	Schlumberger Ltd	644,682	34,491
			Smith International Inc	12,968	326

Medical Instruments (2.03%)
Beckman Coulter Inc	7,065	445			35,094

Intuitive Surgical Inc (a)	112,457	25,564	Oil & Gas Drilling (0.08%)
Medtronic Inc	74,014	2,621	Atwood Oceanics Inc (a)	4,733	136
St Jude Medical Inc (a)	63,768	2,405	Diamond Offshore Drilling Inc	6,538	588
Techne Corp	3,531	225	ENSCO International Inc	3,953	150

		31,260	Helmerich & Payne Inc	3,267	112

			Patterson-UTI Energy Inc	2,137	29
Medical Laboratory & Testing Service (1.04%)
Covance Inc (a)	270,588	14,923	Pride International Inc (a)	7,925	199
Laboratory Corp of America Holdings (a)	7,065	475	Rowan Cos Inc	1,928	41

Quest Diagnostics Inc	10,034	548			1,255

		15,946	Oil Company - Exploration & Production (1.87%)

			Canadian Natural Resources Ltd	303,049	18,301
Medical Products (1.63%)
Baxter International Inc	164,372	9,266	Comstock Resources Inc (a)	355	14
Becton Dickinson and Co	13,925	907	EOG Resources Inc	117,700	8,713
Henry Schein Inc (a)	8,687	446	EQT Corp	12,497	480
Hospira Inc (a)	9,328	359	PetroHawk Energy Corp (a)	15,353	373
Johnson & Johnson	123,985	7,549	Southwestern Energy Co (a)	19,976	827
Stryker Corp	158,247	6,153	St Mary Land & Exploration Co	1,474	35

					28,743

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (1.28%)			Regional Banks (0.45%)
Exxon Mobil Corp	85,149 $	5,994	Wells Fargo & Co	285,919 $	6,994
Petroleo Brasileiro SA ADR	202,200	6,814
Suncor Energy Inc	210,300	6,830	Reinsurance (0.01%)

		19,638	Axis Capital Holdings Ltd	3,816	109

			Endurance Specialty Holdings Ltd	1,575	52
Oil Field Machinery & Equipment (0.94%)			Odyssey Re Holdings Corp	342	16
Cameron International Corp (a)	14,726	460	Reinsurance Group of America Inc	553	23
Dresser-Rand Group Inc (a)	7,986	232	Validus Holdings Ltd	1,306	30

FMC Technologies Inc (a)	316,242	13,757			230

		14,449

			REITS - Diversified (0.02%)
Oil Refining & Marketing (0.02%)			Digital Realty Trust Inc	7,028	285
Frontier Oil Corp	7,799	108
Holly Corp	4,085	87	REITS - Healthcare (0.05%)
Tesoro Corp	5,492	72	HCP Inc	10,337	266

		267	Health Care REIT Inc	5,368	215

Paper & Related Products (0.01%)			Nationwide Health Properties Inc	7,530	219

Rayonier Inc	3,439	134			700

			REITS - Office Property (0.00%)
Pharmacy Services (1.41%)			Alexandria Real Estate Equities Inc	805	31
Express Scripts Inc (a)	16,122	1,129
Medco Health Solutions Inc (a)	386,215	20,415	REITS - Regional Malls (0.04%)
Omnicare Inc	4,711	113	Simon Property Group Inc	9,908	552

		21,657

Physician Practice Management (0.00%)			REITS - Shopping Centers (0.00%)
Mednax Inc (a)	1,395	65	Federal Realty Investment Trust	748	43

Pipelines (0.01%)			REITS - Storage (0.04%)
El Paso Corp	18,485	186	Public Storage	8,646	627

Power Converter & Supply Equipment (0.23%)			Rental - Auto & Equipment (0.01%)
Hubbell Inc	650	24	Aaron's Inc	4,522	124
Sunpower Corp - Class B (a)	128,820	3,517	Research & Development (0.01%)

		3,541	Pharmaceutical Product Development Inc	10,258	213

Printing - Commercial (0.00%)
RR Donnelley & Sons Co	5,125	71	Respiratory Products (0.02%)
			ResMed Inc (a)	7,397	303
Property & Casualty Insurance (0.01%)
Hanover Insurance Group Inc/The	370	15	Retail - Apparel & Shoe (0.19%)
WR Berkley Corp	4,323	100	Abercrombie & Fitch Co	4,373	125

		115	Aeropostale Inc (a)	6,406	233

			American Eagle Outfitters Inc	16,645	240
Protection - Safety (0.01%)			Foot Locker Inc	6,914	77
Brink's Home Security Holdings Inc (a)	4,406	131	Gap Inc/The	26,925	439
Publishing - Books (0.01%)			Guess? Inc	5,738	167
John Wiley & Sons Inc	3,970	127	Ltd Brands Inc	16,958	219
			Nordstrom Inc	15,748	416
Quarrying (0.01%)			Phillips-Van Heusen Corp	3,264	115
Compass Minerals International Inc	1,636	87	Ross Stores Inc	12,244	540

Schedule of Investments

LargeCap Growth Fund I

July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Retail - Apparel & Shoe (continued)			Retail - Major Department Store (0.06%)

Urban Outfitters Inc (a)	12,638 $	304	TJX Cos Inc	26,560 $	962

		2,875

			Retail - Office Supplies (0.06%)

Retail - Auto Parts (0.32%)			Staples Inc	47,108	990
Advance Auto Parts Inc	9,322	431

AutoZone Inc (a)	3,093	475	Retail - Pet Food & Supplies (1.18%)

O'Reilly Automotive Inc (a)	97,100	3,948	PetSmart Inc	814,066	18,211

		4,854

Retail - Automobile (0.02%)			Retail - Regional Department Store (0.50%)

AutoNation Inc (a)	682	14	Kohl's Corp (a)	157,101	7,627

Copart Inc (a)	6,332	224	Retail - Restaurants (0.99%)

Penske Auto Group Inc	1,351	28	Brinker International Inc	9,649	161

		266	Burger King Holdings Inc	10,282	175

Retail - Bedding (0.60%)			Chipotle Mexican Grill Inc (a)	3,116	292

Bed Bath & Beyond Inc (a)	267,682	9,302	Darden Restaurants Inc	13,021	422

			McDonald's Corp	70,566	3,885

Retail - Bookstore (0.00%)			Panera Bread Co (a)	2,751	151

Barnes & Noble Inc	757	17	Starbucks Corp (a)	49,662	879

			Tim Hortons Inc	17,812	483
Retail - Building Products (0.43%)
			Yum! Brands Inc	246,780	8,751

Home Depot Inc	11,040	286
					15,199

Lowe's Cos Inc	284,060	6,380

		6,666	Retail - Sporting Goods (0.01%)

			Dick's Sporting Goods Inc (a)	8,472	168
Retail - Catalog Shopping (0.01%)

MSC Industrial Direct Co	4,088	160	Russian Federation (0.00%)

			CTC Media Inc (a)	3,458	43
Retail - Computer Equipment (0.02%)

GameStop Corp (a)	14,171	310	Savings & Loans - Thrifts (0.03%)

			Capitol Federal Financial	1,924	71
Retail - Consumer Electronics (0.05%)
			Hudson City Bancorp Inc	25,526	359
Best Buy Co Inc	21,784	814
			TFS Financial Corp	940	10

RadioShack Corp	1,569	24

					440

		838

			Schools (0.11%)
Retail - Discount (3.31%)
			Apollo Group Inc (a)	8,244	569
Big Lots Inc (a)	897	21
			Career Education Corp (a)	6,349	145
Costco Wholesale Corp	469,326	23,232
			DeVry Inc	5,882	293
Dollar Tree Inc (a)	8,856	408
			ITT Educational Services Inc (a)	3,680	358
Family Dollar Stores Inc	13,924	437
			Strayer Education Inc	1,341	285

Target Corp	48,636	2,121
					1,650

Wal-Mart Stores Inc	495,744	24,728

		50,947	Semiconductor Component - Integrated Circuits (0.80%)

			Analog Devices Inc	19,038	521
Retail - Drug Store (0.63%)
			Integrated Device Technology Inc (a)	3,418	23
CVS Caremark Corp	234,359	7,846
			Marvell Technology Group Ltd (a)	850,689	11,348
Walgreen Co	58,111	1,805

			Maxim Integrated Products Inc	24,259	430

		9,651

					12,322

Retail - Mail Order (0.00%)

Williams-Sonoma Inc	3,734	52	Semiconductor Equipment (0.43%)
			ASML Holding NV	251,700	6,547

Schedule of Investments
LargeCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Soap & Cleaning Products (0.03%)			Transport - Truck (0.03%)
Church & Dwight Co Inc	6,933 $	409	JB Hunt Transport Services Inc	8,289 $	232
			Landstar System Inc	4,992	183

Steel - Producers (0.01%)					415

Schnitzer Steel Industries Inc	1,902	102
			Veterinary Diagnostics (0.01%)
Telecommunication Equipment (0.02%)			VCA Antech Inc (a)	8,034	206
Harris Corp	10,075	315
			Vitamins & Nutrition Products (0.02%)
Telecommunication Equipment - Fiber Optics (0.09%)			Herbalife Ltd	5,961	205
Corning Inc	78,195	1,329	Mead Johnson Nutrition Co	1,690	62

JDS Uniphase Corp (a)	10,642	63			267

		1,392	Web Portals (2.97%)

Telecommunication Services (0.01%)			Google Inc (a)	101,003	44,749
NeuStar Inc (a)	6,854	155	Yahoo! Inc (a)	64,526	924

					45,673

Telephone - Integrated (0.02%)			Wireless Equipment (3.46%)
Frontier Communications Corp	13,025	91	American Tower Corp (a)	553,621	18,873
Windstream Corp	19,444	171	Crown Castle International Corp (a)	389,176	11,185

		262	Qualcomm Inc	497,271	22,979

Therapeutics (0.01%)			SBA Communications Corp (a)	11,498	300

Warner Chilcott Ltd (a)	8,352	126			53,337

Tobacco (0.53%)			TOTAL COMMON STOCKS	$ 1,469,853

Altria Group Inc	120,187	2,107		Principal
Lorillard Inc	11,262	830		Amount	Value
Philip Morris International Inc	110,773	5,162		(000's)	(000's)

		8,099	REPURCHASE AGREEMENTS (3.71%)

Tools - Hand Held (0.00%)			Diversified Banking Institutions (3.71%)
			Investment in Joint Trading Account; Bank
Snap-On Inc	1,563	56	of America Repurchase Agreement; 0.16%
			dated 07/31/09 maturing 08/03/09
Toys (0.05%)			(collateralized by Sovereign Agency
Hasbro Inc	7,321	194	Issues; $14,569,000; 0.00% - 6.08%; dated
Marvel Entertainment Inc (a)	4,622	183	11/16/09 - 08/17/16)	$ 14,283 $	14,283
Mattel Inc	26,390	464	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.19%
		841	dated 07/31/09 maturing 08/03/09

Transport - Marine (0.00%)			(collateralized by US Treasury Notes;
Kirby Corp (a)	1,095	41	$14,569,000; 0.875% - 5.125%; dated
			12/31/10 - 05/15/16)	14,283	14,283
Teekay Corp	1,804	32	Investment in Joint Trading Account;

		73	Deutsche Bank Repurchase Agreement;

Transport - Rail (0.06%)			0.19% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Union Pacific Corp	15,843	911	Issues; $14,569,000; 1.625% - 5.375%;
			dated 10/16/09 - 05/28/19)	14,283	14,283
Transport - Services (0.69%)
CH Robinson Worldwide Inc	11,029	601
Expeditors International of Washington Inc	227,973	7,735
United Parcel Service Inc	40,203	2,160
UTI Worldwide Inc	8,695	110

		10,606

		Schedule of Investments
		LargeCap Growth Fund I
		July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$14,569,000; 1.625%; dated 04/26/2011)	$ 14,283 $	14,283

		57,132

TOTAL REPURCHASE AGREEMENTS	$ 57,132

Total Investments	$ 1,526,985
Other Assets in Excess of Liabilities, Net - 0.82%		12,597

TOTAL NET ASSETS - 100.00%	$ 1,539,582

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 165,645
Unrealized Depreciation		(47,878)

Net Unrealized Appreciation (Depreciation)		117,767
Cost for federal income tax purposes		1,409,218
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.96%
Technology		21.21%
Communications		13.70%
Consumer, Cyclical		10.84%
Financial		10.06%
Industrial		9.89%
Energy		6.83%
Basic Materials		1.92%
Utilities		0.77%
Other Assets in Excess of Liabilities, Net		0.82%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		4.51%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009		Buy	282	$ 64,279	$ 69,400	$ 5,121
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.28%)			COMMON STOCKS (continued)
Advertising Agencies (0.05%)			Auto - Medium & Heavy Duty Trucks (0.58%)
Omnicom Group Inc	21,117 $	718	Navistar International Corp (a)	142,870 $	5,649
			Paccar Inc	93,177	3,229

Aerospace & Defense (0.97%)					8,878

Boeing Co/The	5,970	256
General Dynamics Corp	3,346	186	Auto/Truck Parts & Equipment - Original (0.56%)
Lockheed Martin Corp	21,873	1,635	BorgWarner Inc	239,350	7,944
Northrop Grumman Corp	3,940	176	Johnson Controls Inc	19,399	502
Raytheon Co	188,534	8,852	WABCO Holdings Inc	5,896	112

Rockwell Collins Inc	79,721	3,364			8,558

Spirit Aerosystems Holdings Inc (a)	3,538	46	Batteries & Battery Systems (0.02%)
TransDigm Group Inc (a)	3,950	151	Energizer Holdings Inc (a)	5,912	379

		14,666

			Beverages - Non-Alcoholic (5.55%)
Aerospace & Defense Equipment (0.24%)			Coca-Cola Co/The	956,175	47,656
Alliant Techsystems Inc (a)	3,310	260	Coca-Cola Enterprises Inc	26,947	506
BE Aerospace Inc (a)	4,690	76	Hansen Natural Corp (a)	6,829	212
Goodrich Corp	8,481	436	PepsiCo Inc	631,839	35,857

United Technologies Corp	52,181	2,842			84,231

		3,614

			Beverages - Wine & Spirits (0.02%)
Agricultural Chemicals (1.09%)			Brown-Forman Corp	7,730	340
CF Industries Holdings Inc	4,195	331
Intrepid Potash Inc (a)	3,867	98	Broadcasting Services & Programming (0.24%)
Monsanto Co	185,742	15,602	Discovery Communications Inc - C Shares (a)	16,355	367
Mosaic Co/The	10,804	564	Scripps Networks Interactive	102,794	3,318

		16,595			3,685

Agricultural Operations (0.06%)			Building - Residential & Commercial (0.22%)
Archer-Daniels-Midland Co	28,501	858	KB Home	196,780	3,284
			NVR Inc (a)	102	62

Airlines (0.01%)					3,346

Copa Holdings SA	3,015	122
			Building & Construction Products -
Apparel Manufacturers (0.25%)			Miscellaneous (0.00%)
			Armstrong World Industries Inc (a)	929	23
Coach Inc	21,479	635
Polo Ralph Lauren Corp	47,595	3,001	Building Products - Air & Heating (0.01%)
VF Corp	2,036	132	Lennox International Inc	4,713	164

		3,768

Appliances (0.31%)			Building Products - Cement & Aggregate (0.01%)
Whirlpool Corp	81,901	4,676	Eagle Materials Inc	4,297	117

Applications Software (2.51%)			Cable/Satellite TV (0.07%)
Citrix Systems Inc (a)	10,965	391	Comcast Corp - Class A	21,572	321
Intuit Inc (a)	19,655	584	DIRECTV Group Inc/The (a)	30,853	799

Microsoft Corp	1,482,024	34,857			1,120

Red Hat Inc (a)	18,976	433	Cellular Telecommunications (0.02%)
Salesforce.com Inc (a)	42,970	1,862	MetroPCS Communications Inc (a)	28,403	337

		38,127	NII Holdings Inc (a)	913	21

Athletic Footwear (0.99%)					358

NIKE Inc	265,049	15,012	Chemicals - Diversified (0.54%)
			Celanese Corp	287,034	7,377

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (0.18%)
EI Du Pont de Nemours & Co	18,187 $	562	Accenture Ltd	44,905 $	1,575
FMC Corp	6,302	307	Affiliated Computer Services Inc (a)	5,638	267

		8,246	Cognizant Technology Solutions Corp (a)	17,619	521

Chemicals - Specialty (0.13%)			DST Systems Inc (a)	3,420	152
Albemarle Corp	534	16	IHS Inc (a)	4,788	239

Ashland Inc	542	18			2,754

Ecolab Inc	16,351	678	Computer Software (0.02%)
International Flavors & Fragrances Inc	7,482	264	Metavante Technologies Inc (a)	9,120	281
Lubrizol Corp	5,798	336
Sigma-Aldrich Corp	8,537	433	Computers (10.09%)
Terra Industries Inc	7,167	209	Apple Inc (a)	352,873	57,656

		1,954	Dell Inc (a)	121,868	1,631

			Hewlett-Packard Co	872,161	37,764
Coal (0.11%)			IBM Corp	251,936	29,711
Alpha Natural Resources Inc (a)	7,340	244	Research In Motion Ltd (a)	347,057	26,376

Consol Energy Inc	11,217	399			153,138

Massey Energy Co	6,918	184
Peabody Energy Corp	18,797	622	Computers - Integrated Systems (0.06%)
Walter Energy Inc	5,593	276	Diebold Inc	6,012	167

		1,725	Micros Systems Inc (a)	7,838	215

			NCR Corp (a)	15,918	206
Coatings & Paint (0.04%)			Teradata Corp (a)	14,094	346

RPM International Inc	6,930	111			934

Sherwin-Williams Co/The	8,685	501

		612	Computers - Memory Devices (0.70%)

			EMC Corp/Massachusetts (a)	224,887	3,387
Commercial Banks (0.01%)			NetApp Inc (a)	273,884	6,151
BOK Financial Corp	702	30	Seagate Technology	44,232	533
Commerce Bancshares Inc	2,108	77	Western Digital Corp (a)	20,625	624

		107			10,695

Commercial Services (0.04%)			Consulting Services (0.04%)
Iron Mountain Inc (a)	18,370	536	FTI Consulting Inc (a)	5,258	286
Weight Watchers International Inc	317	9	SAIC Inc (a)	15,520	281

		545			567

Commercial Services - Finance (2.65%)			Consumer Products - Miscellaneous (0.16%)
Automatic Data Processing Inc	36,266	1,351	Clorox Co	9,804	598
Equifax Inc	10,032	261	Kimberly-Clark Corp	28,559	1,669
H&R Block Inc	23,003	384	Scotts Miracle-Gro Co/The	4,559	178

Interactive Data Corp	1,648	37			2,445

Lender Processing Services Inc	9,337	319
Mastercard Inc	5,199	1,009	Containers - Metal & Glass (0.08%)
Moody's Corp	153,442	3,643	Ball Corp	5,903	285
Morningstar Inc (a)	1,973	87	Crown Holdings Inc (a)	15,932	400
Paychex Inc	23,645	627	Owens-Illinois Inc (a)	14,278	485

SEI Investments Co	12,115	229			1,170

Total System Services Inc	11,936	175	Containers - Paper & Plastic (0.02%)
Visa Inc	476,138	31,168	Pactiv Corp (a)	10,456	263
Western Union Co/The	51,068	893

		40,183	Cosmetics & Toiletries (3.75%)

			Avon Products Inc	26,256	850

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			Diversified Manufacturing Operations
Colgate-Palmolive Co	211,157 $	15,296	(continued)
Estee Lauder Cos Inc/The	52,486	1,913	ITT Corp	1,813 $	90
Procter & Gamble Co	699,250	38,815	Pentair Inc	2,771	76

		56,874	Teleflex Inc	1,719	82

					40,668

Data Processing & Management (0.06%)
Broadridge Financial Solutions Inc	8,809	152	E-Commerce - Products (0.29%)
Dun & Bradstreet Corp	5,339	385	Amazon.com Inc (a)	52,037	4,463
Fiserv Inc (a)	9,472	449	E-Commerce - Services (0.11%)

		986	eBay Inc (a)	25,848	549

Decision Support Software (0.02%)			Expedia Inc (a)	17,909	371
MSCI Inc (a)	10,363	290	NetFlix Inc (a)	4,196	184
			Priceline.com Inc (a)	4,366	566

Dental Supplies & Equipment (0.05%)					1,670

DENTSPLY International Inc	14,739	491
Patterson Cos Inc (a)	10,088	256	Electric - Generation (0.03%)

		747	AES Corp/The	33,815	432

Diagnostic Equipment (0.14%)			Electric - Integrated (0.38%)
Gen-Probe Inc (a)	56,330	2,091	Allegheny Energy Inc	10,666	269
			Constellation Energy Group Inc	15,615	448
Diagnostic Kits (0.09%)			DPL Inc	1,507	36
QIAGEN NV (a)	73,768	1,399	Exelon Corp	5,773	294
			FPL Group Inc	66,914	3,792
Dialysis Centers (0.03%)
DaVita Inc (a)	10,261	510	NV Energy Inc	10,164	117
			PPL Corp	25,154	850

Disposable Medical Products (0.03%)					5,806

CR Bard Inc	5,960	438	Electric - Transmission (0.02%)
			ITC Holdings Corp	4,946	236
Distribution & Wholesale (0.06%)
LKQ Corp (a)	14,108	253	Electric Products - Miscellaneous (0.70%)
WESCO International Inc (a)	2,234	55	AMETEK Inc	10,876	352
WW Grainger Inc	6,326	569	Emerson Electric Co	280,862	10,218

		877	Molex Inc	1,168	20

Diversified Banking Institutions (1.10%)					10,590

Goldman Sachs Group Inc/The	37,899	6,189	Electronic Components - Miscellaneous (0.03%)
JP Morgan Chase & Co	259,600	10,033	AVX Corp	1,089	12
Morgan Stanley	17,922	511	Garmin Ltd	9,309	257

		16,733	Jabil Circuit Inc	9,176	84

Diversified Manufacturing Operations (2.68%)			Vishay Intertechnology Inc (a)	4,067	29

3M Co	371,967	26,231			382

Brink's Co/The	4,594	125	Electronic Components - Semiconductors (1.66%)
Carlisle Cos Inc	1,732	54	Altera Corp	30,000	561
Cooper Industries Ltd	4,095	135	Broadcom Corp (a)	245,962	6,944
Crane Co	2,551	54	Intel Corp	391,832	7,543
Danaher Corp	11,193	685	Intersil Corp	6,342	91
Dover Corp	13,375	455	MEMC Electronic Materials Inc (a)	22,929	404
Harsco Corp	6,010	165	National Semiconductor Corp	24,143	364
Honeywell International Inc	197,165	6,842	Nvidia Corp (a)	33,862	438
Illinois Tool Works Inc	139,930	5,674	ON Semiconductor Corp (a)	42,393	309

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Filtration & Separation Products (0.02%)
(continued)			Pall Corp	12,063 $	363
PMC - Sierra Inc (a)	279,012 $	2,553
QLogic Corp (a)	11,966	156	Finance - Auto Loans (0.00%)
Texas Instruments Inc	91,568	2,202	AmeriCredit Corp (a)	2,705	42
Xilinx Inc	166,773	3,617

		25,182	Finance - Credit Card (0.41%)

			American Express Co	218,594	6,193
Electronic Connectors (0.00%)
Thomas & Betts Corp (a)	1,764	47	Finance - Investment Banker & Broker (1.64%)
			Charles Schwab Corp/The	1,351,925	24,159
Electronic Design Automation (0.01%)
			Investment Technology Group Inc (a)	361	8
Synopsys Inc (a)	8,850	177
			Jefferies Group Inc	9,252	212
Electronic Forms (0.07%)			TD Ameritrade Holding Corp (a)	27,367	507

Adobe Systems Inc (a)	31,347	1,016			24,886

			Finance - Other Services (0.44%)
Electronic Measurement Instruments (0.06%)			CME Group Inc	8,998	2,509
Agilent Technologies Inc (a)	24,575	571	IntercontinentalExchange Inc (a)	43,133	4,057
Trimble Navigation Ltd (a)	12,253	290	NASDAQ OMX Group Inc/The (a)	6,072	128

		861			6,694

Electronic Parts Distribution (0.02%)			Food - Dairy Products (0.03%)
Arrow Electronics Inc (a)	5,059	130	Dean Foods Co (a)	17,905	379
Avnet Inc (a)	5,268	129

		259	Food - Miscellaneous/Diversified (1.32%)

Energy - Alternate Sources (0.03%)			Campbell Soup Co	13,650	424
First Solar Inc (a)	3,078	475	General Mills Inc	122,599	7,222
			HJ Heinz Co	15,426	593
Engineering - Research & Development Services (1.03%)			Kellogg Co	154,798	7,353
Aecom Technology Corp (a)	8,787	285	Nestle SA ADR	107,394	4,412

Fluor Corp	266,647	14,079			20,004

Jacobs Engineering Group Inc (a)	12,345	506	Food - Retail (0.05%)
McDermott International Inc (a)	23,525	460	Kroger Co/The	33,767	722
Shaw Group Inc/The (a)	6,836	201
URS Corp (a)	1,050	53	Food - Wholesale & Distribution (0.06%)

		15,584	Sysco Corp	36,479	867

Enterprise Software & Services (1.52%)
BMC Software Inc (a)	11,369	387	Forestry (0.01%)
			Plum Creek Timber Co Inc	5,886	184
CA Inc	30,459	644
Oracle Corp	981,114	21,712	Funeral Services & Related Items (0.00%)
Sybase Inc (a)	8,317	298	Hillenbrand Inc	2,359	43

		23,041

Entertainment Software (0.03%)			Garden Products (0.01%)
Electronic Arts Inc (a)	18,799	404	Toro Co	3,652	127

Fiduciary Banks (0.15%)			Gas - Distribution (0.02%)
Bank of New York Mellon Corp/The	14,851	406	Centerpoint Energy Inc	29,793	359
Northern Trust Corp	16,218	970
			Gold Mining (0.35%)
State Street Corp	18,372	924	Newmont Mining Corp	126,099	5,214

		2,300

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (continued)			Leisure & Recreation Products (0.01%)
Royal Gold Inc	1,068 $	44	WMS Industries Inc (a)	4,320 $	156

		5,258

			Life & Health Insurance (0.42%)
Hotels & Motels (0.02%)			Aflac Inc	151,241	5,726
Choice Hotels International Inc	803	22	Prudential Financial Inc	14,808	656

Marriott International Inc/DE	14,091	304			6,382

		326

			Linen Supply & Related Items (0.00%)
Human Resources (0.05%)			Cintas Corp	2,431	61
Hewitt Associates Inc (a)	8,476	254
Monster Worldwide Inc (a)	7,629	99	Machinery - Construction & Mining (0.08%)
Robert Half International Inc	15,270	379	Bucyrus International Inc	1,737	51

		732	Caterpillar Inc	19,039	839

Industrial Gases (0.11%)			Joy Global Inc	9,332	347

Praxair Inc	21,209	1,658			1,237

			Machinery - Farm (0.03%)
Instruments - Controls (0.02%)			Deere & Co	10,402	455
Mettler-Toledo International Inc (a)	3,367	283
			Machinery - General Industry (0.04%)
Instruments - Scientific (0.23%)			IDEX Corp	4,917	134
PerkinElmer Inc	2,516	45	Roper Industries Inc	7,712	369
Thermo Fisher Scientific Inc (a)	64,006	2,898	Wabtec Corp	4,970	167

Waters Corp (a)	9,715	488			670

		3,431

			Machinery - Pumps (0.03%)
Insurance Brokers (0.04%)			Flowserve Corp	5,838	472
Arthur J Gallagher & Co	9,432	216
Brown & Brown Inc	8,537	164	Medical - Biomedical/Gene (4.14%)
Erie Indemnity Co	2,067	77	Abraxis Bioscience Inc (a)	713	22
Marsh & McLennan Cos Inc	4,025	82	Alexion Pharmaceuticals Inc (a)	92,120	4,058

		539	Amgen Inc (a)	282,392	17,596

Internet Infrastructure Software (0.32%)			Biogen Idec Inc (a)	22,092	1,051
Akamai Technologies Inc (a)	18,417	303	Bio-Rad Laboratories Inc (a)	1,945	151
F5 Networks Inc (a)	121,997	4,528	Celgene Corp (a)	27,956	1,592

		4,831	Genzyme Corp (a)	16,563	859

			Gilead Sciences Inc (a)	604,847	29,595
Internet Security (0.11%)
			Illumina Inc (a)	68,015	2,458
McAfee Inc (a)	10,750	479
			Life Technologies Corp (a)	9,407	428
Symantec Corp (a)	50,717	757
			Millipore Corp (a)	5,760	401
VeriSign Inc (a)	20,276	415

			Myriad Genetics Inc (a)	79,541	2,181
		1,651

			Vertex Pharmaceuticals Inc (a)	65,796	2,369

Investment Management & Advisory Services (0.18%)					62,761

Affiliated Managers Group Inc (a)	4,185	276
BlackRock Inc	702	134	Medical - Drugs (5.63%)
			Abbott Laboratories	818,308	36,816
Eaton Vance Corp	12,040	345
			Allergan Inc/United States	273,715	14,625
Federated Investors Inc	8,451	219
			Bristol-Myers Squibb Co	78,188	1,700
Franklin Resources Inc	6,882	610
			Eli Lilly & Co	37,339	1,303
Invesco Ltd	3,346	66
			Merck & Co Inc/NJ	25,582	768
T Rowe Price Group Inc	17,500	817
			Novo Nordisk A/S ADR	66,303	3,871
Waddell & Reed Financial Inc	8,759	249

			Schering-Plough Corp	947,162	25,109
		2,716

			Sepracor Inc (a)	10,845	188

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Valeant Pharmaceuticals International (a)	6,638 $	171	Johnson & Johnson	334,095 $	20,343
Wyeth	20,459	952	Stryker Corp	224,113	8,713

		85,503	Varian Medical Systems Inc (a)	12,950	457

Medical - Generic Drugs (0.03%)					51,793

Mylan Inc/PA (a)	21,643	285	Metal - Copper (0.06%)
Perrigo Co	8,106	220	Freeport-McMoRan Copper & Gold Inc	15,253	920

		505

			Metal - Iron (0.00%)
Medical - HMO (0.19%)			Cliffs Natural Resources Inc	1,294	35
Aetna Inc	9,834	265
CIGNA Corp	1,847	52	Metal Processors & Fabrication (0.05%)
Coventry Health Care Inc (a)	4,331	100	Precision Castparts Corp	9,611	767
Humana Inc (a)	6,225	205
UnitedHealth Group Inc	76,598	2,149	Multimedia (1.19%)
WellPoint Inc (a)	3,532	186	McGraw-Hill Cos Inc/The	313,572	9,831

		2,957	Walt Disney Co/The	326,400	8,199

					18,030

Medical - Hospitals (0.02%)
Health Management Associates Inc (a)	24,481	148	Music (0.00%)
Tenet Healthcare Corp (a)	33,977	134	Warner Music Group Corp (a)	416	2

		282

			Networking Products (2.81%)
Medical - Outpatient & Home Medical Care (0.01%)			Cisco Systems Inc (a)	1,031,784	22,710
Lincare Holdings Inc (a)	5,192	136	Juniper Networks Inc (a)	762,592	19,926

					42,636

Medical - Wholesale Drug Distribution (0.07%)
AmerisourceBergen Corp	27,567	543	Non-Hazardous Waste Disposal (0.07%)
McKesson Corp	9,322	477	Waste Connections Inc (a)	5,631	159

		1,020	Waste Management Inc	30,334	853

					1,012

Medical Information Systems (0.00%)
IMS Health Inc	4,304	52	Oil - Field Services (2.04%)
			Oceaneering International Inc (a)	5,696	290
Medical Instruments (0.61%)			Schlumberger Ltd	567,319	30,352
Beckman Coulter Inc	7,393	466	Smith International Inc	13,570	341

Edwards Lifesciences Corp (a)	46,742	3,057			30,983

Intuitive Surgical Inc (a)	7,771	1,767
			Oil & Gas Drilling (0.21%)
Medtronic Inc	77,451	2,743
			Atwood Oceanics Inc (a)	4,953	143
St Jude Medical Inc (a)	24,243	914
			Diamond Offshore Drilling Inc	6,839	615
Techne Corp	3,694	236

			ENSCO International Inc	4,137	157
		9,183

			Helmerich & Payne Inc	3,419	117
Medical Laboratory & Testing Service (0.07%)			Patterson-UTI Energy Inc	2,236	31
Laboratory Corp of America Holdings (a)	7,393	497	Pride International Inc (a)	8,293	208
Quest Diagnostics Inc	10,500	573	Rowan Cos Inc	2,017	43

		1,070	Transocean Ltd (a)	22,870	1,822

Medical Products (3.41%)					3,136

Baxter International Inc	216,563	12,208	Oil Company - Exploration & Production (1.81%)
Becton Dickinson and Co	71,660	4,669	Apache Corp	35,655	2,993
Covidien PLC	120,646	4,561	Comstock Resources Inc (a)	371	14
Henry Schein Inc (a)	9,090	467	EQT Corp	13,077	502
Hospira Inc (a)	9,761	375	Occidental Petroleum Corp	282,943	20,185

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Publishing - Books (0.01%)
(continued)			John Wiley & Sons Inc	4,155 $	133
PetroHawk Energy Corp (a)	16,066 $	390
Quicksilver Resources Inc (a)	219,785	2,519	Quarrying (0.01%)
Southwestern Energy Co (a)	20,895	866	Compass Minerals International Inc	1,712	91
St Mary Land & Exploration Co	1,542	37

		27,506	Regional Banks (0.52%)

			Wells Fargo & Co	322,415	7,886
Oil Company - Integrated (0.91%)
Exxon Mobil Corp	197,285	13,887	Reinsurance (0.02%)
			Axis Capital Holdings Ltd	3,994	114
Oil Field Machinery & Equipment (1.10%)
			Endurance Specialty Holdings Ltd	1,648	55
Cameron International Corp (a)	524,610	16,384
			Odyssey Re Holdings Corp	358	16
Dresser-Rand Group Inc (a)	8,357	243

			Reinsurance Group of America Inc	578	24
		16,627

			Validus Holdings Ltd	1,366	31

Oil Refining & Marketing (0.02%)					240

Frontier Oil Corp	8,161	114
Holly Corp	4,275	91	REITS - Diversified (0.02%)
			Digital Realty Trust Inc	7,355	298
Tesoro Corp	5,747	75

		280	REITS - Healthcare (0.05%)

Optical Supplies (0.09%)			HCP Inc	10,817	278
Alcon Inc	11,218	1,431	Health Care REIT Inc	5,617	225
			Nationwide Health Properties Inc	7,879	229

Paper & Related Products (0.01%)					732

Rayonier Inc	3,599	140
			REITS - Office Property (0.00%)
Pharmacy Services (0.80%)			Alexandria Real Estate Equities Inc	843	32
Express Scripts Inc (a)	146,975	10,294
Medco Health Solutions Inc (a)	33,397	1,765	REITS - Regional Malls (0.04%)
			Simon Property Group Inc	10,368	578
Omnicare Inc	4,930	118

		12,177	REITS - Shopping Centers (0.00%)

Physician Practice Management (0.00%)			Federal Realty Investment Trust	783	45
Mednax Inc (a)	1,460	68
			REITS - Storage (0.04%)
Pipelines (0.01%)			Public Storage	9,048	657
El Paso Corp	19,336	195
			Rental - Auto & Equipment (0.01%)
Power Converter & Supply Equipment (0.00%)			Aaron's Inc	4,732	130
Hubbell Inc	680	25
			Research & Development (0.01%)
Printing - Commercial (0.00%)			Pharmaceutical Product Development Inc	10,734	223
RR Donnelley & Sons Co	5,363	75
			Respiratory Products (0.02%)
Property & Casualty Insurance (0.01%)			ResMed Inc (a)	7,741	317
Hanover Insurance Group Inc/The	387	15
WR Berkley Corp	4,524	105	Retail - Apparel & Shoe (0.72%)

		120	Abercrombie & Fitch Co	4,576	131

			Aeropostale Inc (a)	6,704	244
Protection - Safety (0.01%)			American Eagle Outfitters Inc	17,418	251
Brink's Home Security Holdings Inc (a)	4,610	137	Chico's FAS Inc (a)	312,230	3,581
			Foot Locker Inc	7,235	80
			Gap Inc/The	28,176	460

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Drug Store (1.38%)
Guess? Inc	6,005 $	174	CVS Caremark Corp	283,232 $	9,483
J Crew Group Inc (a)	156,213	4,399	Walgreen Co	369,514	11,473

Ltd Brands Inc	17,745	229			20,956

Nordstrom Inc	16,479	436	Retail - Mail Order (0.00%)
Phillips-Van Heusen Corp	3,416	121	Williams-Sonoma Inc	3,908	55
Ross Stores Inc	12,812	565
Urban Outfitters Inc (a)	13,224	318	Retail - Major Department Store (0.58%)

		10,989	TJX Cos Inc	243,593	8,825

Retail - Auto Parts (0.39%)
			Retail - Office Supplies (0.07%)
Advance Auto Parts Inc	9,755	451
			Staples Inc	49,296	1,036
AutoZone Inc (a)	3,237	497
O'Reilly Automotive Inc (a)	123,578	5,025	Retail - Pet Food & Supplies (0.02%)

		5,973	PetSmart Inc	12,661	283

Retail - Automobile (0.20%)
AutoNation Inc (a)	713	15	Retail - Regional Department Store (0.48%)
Carmax Inc (a)	172,151	2,777	Kohl's Corp (a)	149,401	7,253
Copart Inc (a)	6,624	234	Retail - Restaurants (2.05%)
Penske Auto Group Inc	1,414	29	Brinker International Inc	10,097	168

		3,055	Burger King Holdings Inc	10,759	183

Retail - Bedding (0.04%)			Chipotle Mexican Grill Inc (a)	41,007	3,848
Bed Bath & Beyond Inc (a)	17,770	618	Darden Restaurants Inc	13,626	441
			McDonald's Corp	432,943	23,838
Retail - Bookstore (0.00%)			Panera Bread Co (a)	2,879	158
Barnes & Noble Inc	792	18	Starbucks Corp (a)	51,968	920
			Tim Hortons Inc	18,639	505
Retail - Building Products (0.60%)
Home Depot Inc	11,553	300	Yum! Brands Inc	31,058	1,101

Lowe's Cos Inc	389,200	8,741			31,162

		9,041	Retail - Sporting Goods (0.01%)

			Dick's Sporting Goods Inc (a)	8,866	176
Retail - Catalog Shopping (0.01%)
MSC Industrial Direct Co	4,277	168	Savings & Loans - Thrifts (0.03%)
			Capitol Federal Financial	2,013	74
Retail - Computer Equipment (0.02%)
GameStop Corp (a)	14,829	325	Hudson City Bancorp Inc	26,712	376
			TFS Financial Corp	984	11

Retail - Consumer Electronics (0.06%)					461

Best Buy Co Inc	22,796	852	Schools (0.11%)
RadioShack Corp	1,641	25	Apollo Group Inc (a)	8,627	596

		877	Career Education Corp (a)	6,644	152

Retail - Discount (4.07%)			DeVry Inc	6,155	306
Big Lots Inc (a)	938	22	ITT Educational Services Inc (a)	3,850	375
Costco Wholesale Corp	338,418	16,752	Strayer Education Inc	1,403	298

Dollar Tree Inc (a)	9,268	427			1,727

Family Dollar Stores Inc	14,570	458	Semiconductor Component - Integrated Circuits (0.65%)
Target Corp	208,195	9,081	Analog Devices Inc	19,922	545
Wal-Mart Stores Inc	701,456	34,989	Integrated Device Technology Inc (a)	3,576	24

		61,729	Linear Technology Corp	151,304	4,066

			Marvell Technology Group Ltd (a)	358,510	4,782

Schedule of Investments
LargeCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated			Transport - Marine (0.01%)
Circuits (continued)			Kirby Corp (a)	1,146 $	42
Maxim Integrated Products Inc	25,376 $	450	Teekay Corp	1,888	34

		9,867			76

Soap & Cleaning Products (0.03%)			Transport - Rail (0.97%)
Church & Dwight Co Inc	7,255	428	Burlington Northern Santa Fe Corp	96,200	7,561
Steel - Producers (0.01%)			Union Pacific Corp	125,336	7,209

Schnitzer Steel Industries Inc	1,991	107			14,770

			Transport - Services (0.60%)
Steel Pipe & Tube (0.27%)			CH Robinson Worldwide Inc	11,541	629
Valmont Industries Inc	57,808	4,152	Expeditors International of Washington Inc	12,738	432
			United Parcel Service Inc	146,178	7,854
Telecommunication Equipment (0.08%)			UTI Worldwide Inc	9,098	115

Arris Group Inc (a)	77,200	940
					9,030

Harris Corp	10,543	330

		1,270	Transport - Truck (0.03%)

			JB Hunt Transport Services Inc	8,670	242
Telecommunication Equipment - Fiber Optics (0.10%)			Landstar System Inc	5,224	192

Corning Inc	81,826	1,391
					434

JDS Uniphase Corp (a)	11,137	65

		1,456	Veterinary Diagnostics (0.01%)

			VCA Antech Inc (a)	8,404	215
Telecommunication Services (0.01%)
NeuStar Inc (a)	7,170	163	Vitamins & Nutrition Products (0.16%)
			Herbalife Ltd	6,238	215
Telephone - Integrated (0.02%)			Mead Johnson Nutrition Co	58,701	2,137

Frontier Communications Corp	13,630	95
					2,352

Windstream Corp	20,347	179

		274	Web Portals (3.20%)

			Google Inc (a)	107,284	47,532
Television (0.00%)			Yahoo! Inc (a)	67,522	967

CTC Media Inc (a)	3,618	45
					48,499

Textile - Home Furnishings (0.12%)			Wireless Equipment (3.56%)
Mohawk Industries Inc (a)	36,406	1,878	American Tower Corp (a)	226,607	7,725
			Crown Castle International Corp (a)	10,858	312
Therapeutics (0.01%)			Qualcomm Inc	988,848	45,695
Warner Chilcott Ltd (a)	8,740	132	SBA Communications Corp (a)	12,032	314

					54,046
Tobacco (0.56%)

Altria Group Inc	125,768	2,204	TOTAL COMMON STOCKS	$ 1,461,380

Lorillard Inc	11,785	869		Principal
Philip Morris International Inc	115,917	5,402		Amount	Value

		8,475		(000's)	(000's)

Tools - Hand Held (0.00%)			REPURCHASE AGREEMENTS (3.11%)
Snap-On Inc	1,636	58	Diversified Banking Institutions (3.11%)
			Investment in Joint Trading Account; Bank
Toys (0.06%)			of America Repurchase Agreement; 0.16%
Hasbro Inc	7,661	203	dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Marvel Entertainment Inc (a)	4,837	192	Issues; $12,017,000; 0.00% - 6.08%; dated
Mattel Inc	27,605	485	11/16/09 - 08/17/16)	$ 11,781 $	11,781

		880

Schedule of Investments LargeCap Growth Fund II July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$12,017,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	$ 11,782 $	11,782
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $12,017,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	11,781	11,781
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$12,017,000; 1.625%; dated 04/26/2011)	11,781	11,781

		47,125

TOTAL REPURCHASE AGREEMENTS	$ 47,125

Total Investments	$ 1,508,505
Other Assets in Excess of Liabilities, Net - 0.61%		9,262

TOTAL NET ASSETS - 100.00%	$ 1,517,767

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 123,589
Unrealized Depreciation		(42,722)

Net Unrealized Appreciation (Depreciation)		80,867
Cost for federal income tax purposes		1,427,638
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		30.11%
Technology		17.59%
Consumer, Cyclical		13.92%
Communications		12.19%
Industrial		8.30%
Financial		8.22%
Energy		6.25%
Basic Materials		2.36%
Utilities		0.45%
Other Assets in Excess of Liabilities, Net		0.61%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		3.65%
Currency Contracts		0.36%

		Schedule of Investments
		LargeCap Growth Fund II
		July 31, 2009 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	8/31/2009	13,092,737		$2,471	$2,505	$(34)
Swiss Franc	8/31/2009	3,109,436		2,857	2,912	(55)

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009			Buy	225	$ 50,628	$ 55,372	$ 4,744
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.79%)			COMMON STOCKS (continued)
Advertising Agencies (0.15%)			Auto - Car & Light Trucks (0.29%)
Interpublic Group of Cos Inc (a)	45,613 $	237	Ford Motor Co (a)	306,853 $	2,455
Omnicom Group Inc	29,638	1,008

		1,245	Auto - Medium & Heavy Duty Trucks (0.14%)

			Paccar Inc	34,629	1,200
Aerospace & Defense (1.30%)
Boeing Co/The	69,241	2,971	Auto/Truck Parts & Equipment - Original (0.17%)
General Dynamics Corp	36,711	2,033	Johnson Controls Inc	56,662	1,466
Lockheed Martin Corp	31,147	2,329
Northrop Grumman Corp	30,842	1,375	Beverages - Non-Alcoholic (2.29%)
Raytheon Co	37,574	1,764	Coca-Cola Co/The	189,828	9,461
Rockwell Collins Inc	15,102	637	Coca-Cola Enterprises Inc	30,236	568

		11,109	Dr Pepper Snapple Group Inc (a)	24,205	596

			Pepsi Bottling Group Inc	13,029	442
Aerospace & Defense Equipment (0.64%)
Goodrich Corp	11,809	606	PepsiCo Inc	148,437	8,424

United Technologies Corp	89,821	4,893			19,491

		5,499	Beverages - Wine & Spirits (0.08%)

			Brown-Forman Corp	9,309	409
Agricultural Chemicals (0.56%)
CF Industries Holdings Inc	4,615	364	Constellation Brands Inc (a)	18,754	256

Monsanto Co	52,036	4,371			665

		4,735	Brewery (0.08%)

			Molson Coors Brewing Co	14,214	643
Agricultural Operations (0.22%)
Archer-Daniels-Midland Co	61,213	1,844	Broadcasting Services & Programming (0.03%)
			Scripps Networks Interactive	8,626	278
Airlines (0.06%)
Southwest Airlines Co	70,635	554	Building - Residential & Commercial (0.11%)
			Centex Corp	11,869	129
Apparel Manufacturers (0.21%)
Coach Inc	30,281	896	DR Horton Inc	26,289	305
Polo Ralph Lauren Corp	5,390	340	KB Home	7,054	118
VF Corp	8,437	546	Lennar Corp	13,461	159

		1,782	Pulte Homes Inc	20,463	233

					944

Appliances (0.05%)
Whirlpool Corp	7,039	402	Building Products - Wood (0.06%)
			Masco Corp	34,259	477
Applications Software (2.31%)
Citrix Systems Inc (a)	17,255	614	Cable/Satellite TV (0.76%)
Compuware Corp (a)	23,071	169	Comcast Corp - Class A	274,924	4,085
Intuit Inc (a)	30,803	915	DIRECTV Group Inc/The (a)	49,976	1,294
Microsoft Corp	729,770	17,164	Time Warner Cable Inc	33,594	1,111

Red Hat Inc (a)	18,002	411			6,490

Salesforce.com Inc (a)	10,127	439	Casino Hotels (0.04%)

		19,712	Wynn Resorts Ltd (a)	6,454	330

Athletic Footwear (0.25%)			Casino Services (0.07%)
NIKE Inc	36,945	2,093	International Game Technology	28,252	558

Audio & Video Products (0.02%)			Cellular Telecommunications (0.03%)
Harman International Industries Inc	6,610	163	MetroPCS Communications Inc (a)	24,133	286

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (0.67%)			Computer Services (continued)
Dow Chemical Co/The	102,586 $	2,172	Computer Sciences Corp (a)	14,445 $	696

EI Du Pont de Nemours & Co	86,155	2,665			1,961

PPG Industries Inc	15,685	862	Computers (4.87%)

		5,699	Apple Inc (a)	85,061	13,898

Chemicals - Specialty (0.22%)			Dell Inc (a)	165,813	2,219
Eastman Chemical Co	6,926	344	Hewlett-Packard Co	227,525	9,852
Ecolab Inc	16,009	664	IBM Corp	125,992	14,858
International Flavors & Fragrances Inc	7,503	265	Sun Microsystems Inc (a)	71,154	652

Sigma-Aldrich Corp	11,641	591			41,479

		1,864	Computers - Integrated Systems (0.05%)

Coal (0.20%)			Teradata Corp (a)	16,467	405
Consol Energy Inc	17,223	612
Massey Energy Co	8,151	217	Computers - Memory Devices (0.54%)
Peabody Energy Corp	25,492	844	EMC Corp/Massachusetts (a)	191,936	2,891

		1,673	NetApp Inc (a)	31,536	708

			SanDisk Corp (a)	21,630	385
Coatings & Paint (0.06%)			Western Digital Corp (a)	21,210	642

Sherwin-Williams Co/The	9,378	542			4,626

Commercial Banks (0.35%)			Computers - Peripheral Equipment (0.01%)
BB&T Corp	61,680	1,411	Lexmark International Inc (a)	7,445	108
First Horizon National Corp (a)	20,494	263
M&T Bank Corp	7,800	455	Consumer Products - Miscellaneous (0.43%)
Marshall & Ilsley Corp	33,593	203	Clorox Co	13,259	809
Regions Financial Corp	110,130	487	Fortune Brands Inc	14,321	567
Zions Bancorporation	10,993	149	Kimberly-Clark Corp	39,494	2,308

		2,968			3,684

Commercial Services (0.12%)			Containers - Metal & Glass (0.11%)
Convergys Corp (a)	11,697	125	Ball Corp	8,961	433
Iron Mountain Inc (a)	17,173	502	Owens-Illinois Inc (a)	16,046	545

Quanta Services Inc (a)	18,577	433			978

		1,060	Containers - Paper & Plastic (0.10%)

Commercial Services - Finance (0.78%)			Bemis Co Inc	10,254	270
Automatic Data Processing Inc	47,831	1,782	Pactiv Corp (a)	12,580	317
Equifax Inc	12,036	313	Sealed Air Corp	15,123	278

H&R Block Inc	32,387	541			865

Mastercard Inc	6,907	1,340	Cosmetics & Toiletries (2.42%)
Moody's Corp	18,204	432	Avon Products Inc	40,705	1,318
Paychex Inc	30,619	811	Colgate-Palmolive Co	47,632	3,451
Total System Services Inc	18,799	276	Estee Lauder Cos Inc/The	11,065	403
Western Union Co/The	66,866	1,169	Procter & Gamble Co	277,911	15,427

		6,664			20,599

Computer Aided Design (0.06%)			Cruise Lines (0.14%)
Autodesk Inc (a)	21,778	475	Carnival Corp	41,775	1,169

Computer Services (0.23%)			Data Processing & Management (0.18%)
Affiliated Computer Services Inc (a)	9,305	441	Dun & Bradstreet Corp	5,070	365
Cognizant Technology Solutions Corp (a)	27,853	824	Fidelity National Information Services Inc	18,236	427

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Electric - Generation (0.09%)
Fiserv Inc (a)	14,836 $	703	AES Corp/The	63,565 $	813

		1,495

			Electric - Integrated (3.34%)
Dental Supplies & Equipment (0.08%)			Allegheny Energy Inc	16,152	407
DENTSPLY International Inc	14,162	472	Ameren Corp	20,363	518
Patterson Cos Inc (a)	8,721	221	American Electric Power Co Inc	45,458	1,407

		693	CMS Energy Corp	21,628	280

Dialysis Centers (0.06%)			Consolidated Edison Inc	26,164	1,030
DaVita Inc (a)	9,860	490	Constellation Energy Group Inc	18,993	545
			Dominion Resources Inc/VA	56,251	1,901
Disposable Medical Products (0.08%)			DTE Energy Co	15,625	538
CR Bard Inc	9,468	697	Duke Energy Corp	122,724	1,900
Distribution & Wholesale (0.18%)			Edison International	31,065	1,004
Fastenal Co	12,321	438	Entergy Corp	18,698	1,502
Genuine Parts Co	15,203	539	Exelon Corp	62,811	3,195
WW Grainger Inc	5,933	533	FirstEnergy Corp	29,065	1,197

		1,510	FPL Group Inc	39,168	2,220

			Integrys Energy Group Inc	7,287	246
Diversified Banking Institutions (4.66%)			Northeast Utilities	16,698	384
Bank of America Corp	823,310	12,177	Pepco Holdings Inc	20,976	302
Citigroup Inc	525,634	1,666	PG&E Corp	35,123	1,418
Goldman Sachs Group Inc/The	48,000	7,838	Pinnacle West Capital Corp	9,638	308
JP Morgan Chase & Co	371,967	14,377	PPL Corp	35,855	1,212
Morgan Stanley	128,880	3,673	Progress Energy Inc	26,606	1,049

		39,731	Public Service Enterprise Group Inc	48,245	1,566

Diversified Manufacturing Operations (3.25%)			SCANA Corp	11,616	411
3M Co	66,208	4,669	Southern Co	74,603	2,342
Cooper Industries Ltd	15,873	523	TECO Energy Inc	20,297	274
Danaher Corp	24,313	1,489	Wisconsin Energy Corp	11,148	479
Dover Corp	17,736	603	Xcel Energy Inc	43,447	866

Eaton Corp	15,790	820			28,501

General Electric Co	1,009,694	13,530	Electric Products - Miscellaneous (0.33%)
Honeywell International Inc	70,924	2,461	Emerson Electric Co	71,648	2,606
Illinois Tool Works Inc	36,659	1,487	Molex Inc	13,217	235

ITT Corp	17,353	857			2,841

Leggett & Platt Inc	14,947	259
Parker Hannifin Corp	15,304	678	Electronic Components - Miscellaneous (0.02%)
Textron Inc	25,629	344	Jabil Circuit Inc	20,382	187

		27,720	Electronic Components - Semiconductors (2.16%)

Diversified Operations (0.05%)			Advanced Micro Devices Inc (a)	53,447	196
Leucadia National Corp	17,283	423	Altera Corp	27,978	523
			Broadcom Corp (a)	40,755	1,151
E-Commerce - Products (0.31%)			Intel Corp	532,518	10,251
Amazon.com Inc (a)	30,725	2,635	LSI Corp (a)	61,869	320
			MEMC Electronic Materials Inc (a)	21,309	375
E-Commerce - Services (0.31%)
eBay Inc (a)	103,046	2,190	Microchip Technology Inc	17,436	470
Expedia Inc (a)	20,061	415	Micron Technology Inc (a)	80,733	516

			National Semiconductor Corp	18,609	280
		2,605

			Nvidia Corp (a)	52,079	673

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Investment Banker & Broker (0.21%)
(continued)			Charles Schwab Corp/The	89,537 $	1,600
QLogic Corp (a)	11,330 $	148	E*Trade Financial Corp (a)	106,271	159

Texas Instruments Inc	121,421	2,920			1,759

Xilinx Inc	26,271	570

		18,393	Finance - Other Services (0.39%)

			CME Group Inc	6,327	1,764
Electronic Connectors (0.06%)			IntercontinentalExchange Inc (a)	6,944	653
Amphenol Corp	16,332	545	NASDAQ OMX Group Inc/The (a)	13,105	277
Electronic Forms (0.19%)			NYSE Euronext	24,790	668

Adobe Systems Inc (a)	49,937	1,619			3,362

			Financial Guarantee Insurance (0.01%)
Electronic Measurement Instruments (0.12%)			MBIA Inc (a)	16,250	68
Agilent Technologies Inc (a)	32,738	760
FLIR Systems Inc (a)	14,326	308	Food - Confectionery (0.14%)

		1,068	Hershey Co/The	15,802	631

Electronics - Military (0.10%)			JM Smucker Co/The	11,292	565

L-3 Communications Holdings Inc	11,113	839			1,196

			Food - Dairy Products (0.04%)
Engineering - Research & Development Services (0.16%)			Dean Foods Co (a)	16,878	358
Fluor Corp	17,147	905
Jacobs Engineering Group Inc (a)	11,771	483	Food - Meat Products (0.07%)

		1,388	Hormel Foods Corp	6,657	239

Engines - Internal Combustion (0.10%)			Tyson Foods Inc	28,801	329

Cummins Inc	19,243	828			568

			Food - Miscellaneous/Diversified (1.25%)
Enterprise Software & Services (1.12%)			Campbell Soup Co	19,039	591
BMC Software Inc (a)	17,632	600	ConAgra Foods Inc	42,643	837
CA Inc	37,597	795	General Mills Inc	31,367	1,848
Novell Inc (a)	32,913	151	HJ Heinz Co	29,999	1,154
Oracle Corp	361,120	7,991	Kellogg Co	24,073	1,143

		9,537	Kraft Foods Inc	140,423	3,980

Entertainment Software (0.08%)			McCormick & Co Inc/MD	12,424	400
Electronic Arts Inc (a)	30,793	661	Sara Lee Corp	66,327	706

					10,659

Fiduciary Banks (0.80%)
			Food - Retail (0.32%)
Bank of New York Mellon Corp/The	113,984	3,116
			Kroger Co/The	62,199	1,330
Northern Trust Corp	22,975	1,374
			Safeway Inc	40,609	769
State Street Corp	47,078	2,368

			SUPERVALU Inc	20,175	299
		6,858

			Whole Foods Market Inc	13,390	324

Filtration & Separation Products (0.04%)					2,722

Pall Corp	11,244	338
			Food - Wholesale & Distribution (0.16%)
Finance - Consumer Loans (0.05%)			Sysco Corp	56,245	1,336
SLM Corp (a)	44,574	396
			Forestry (0.14%)
Finance - Credit Card (0.45%)			Plum Creek Timber Co Inc	15,523	486
American Express Co	113,219	3,208	Weyerhaeuser Co	20,152	706

Discover Financial Services	51,037	606			1,192

		3,814	Gas - Distribution (0.25%)

			Centerpoint Energy Inc	33,299	402

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Internet Security (continued)
Nicor Inc	4,311 $	157	VeriSign Inc (a)	18,386 $	376

NiSource Inc	26,182	337			2,200

Sempra Energy	23,293	1,221	Investment Management & Advisory Services (0.55%)

		2,117	Ameriprise Financial Inc	24,297	675

Gold Mining (0.23%)			Federated Investors Inc	8,533	221
Newmont Mining Corp	46,666	1,930	Franklin Resources Inc	14,365	1,274
			Invesco Ltd	39,218	775
Hazardous Waste Disposal (0.05%)			Janus Capital Group Inc	17,096	233
Stericycle Inc (a)	8,097	415	Legg Mason Inc	13,646	384
			T Rowe Price Group Inc	24,359	1,138

Home Decoration Products (0.04%)
					4,700

Newell Rubbermaid Inc	26,469	341
			Life & Health Insurance (0.60%)
Hotels & Motels (0.15%)			Aflac Inc	44,570	1,687
Marriott International Inc/DE	28,304	610	Lincoln National Corp	28,231	598
Starwood Hotels & Resorts Worldwide Inc	17,797	420	Prudential Financial Inc	44,133	1,954
Wyndham Worldwide Corp	16,979	237	Torchmark Corp	7,889	308

		1,267	Unum Group	31,586	593

Human Resources (0.06%)					5,140

Monster Worldwide Inc (a)	12,018	157	Linen Supply & Related Items (0.04%)
Robert Half International Inc	14,570	361	Cintas Corp	12,529	315

		518

			Machinery - Construction & Mining (0.30%)
Independent Power Producer (0.01%)
			Caterpillar Inc	57,372	2,528
Dynegy Inc (a)	48,297	97
			Machinery - Farm (0.21%)
Industrial Automation & Robots (0.07%)
			Deere & Co	40,309	1,763
Rockwell Automation Inc/DE	13,523	560
			Machinery - General Industry (0.01%)
Industrial Gases (0.44%)
			Manitowoc Co Inc/The	12,429	77
Air Products & Chemicals Inc	20,007	1,492
Praxair Inc	29,316	2,292	Machinery - Pumps (0.05%)

		3,784	Flowserve Corp	5,342	431

Instruments - Scientific (0.29%)
PerkinElmer Inc	11,115	196	Medical - Biomedical/Gene (1.94%)
Thermo Fisher Scientific Inc (a)	39,885	1,806	Amgen Inc (a)	96,528	6,014
Waters Corp (a)	9,192	462	Biogen Idec Inc (a)	27,513	1,308

		2,464	Celgene Corp (a)	43,888	2,500

			Genzyme Corp (a)	25,721	1,335
Insurance Brokers (0.24%)			Gilead Sciences Inc (a)	86,423	4,229
Aon Corp	26,393	1,041	Life Technologies Corp (a)	16,655	758
Marsh & McLennan Cos Inc	49,823	1,018	Millipore Corp (a)	5,285	368

		2,059			16,512

Internet Infrastructure Software (0.03%)			Medical - Drugs (5.08%)
Akamai Technologies Inc (a)	16,478	271	Abbott Laboratories	147,356	6,629
Internet Security (0.26%)			Allergan Inc/United States	29,321	1,567
McAfee Inc (a)	14,814	660	Bristol-Myers Squibb Co	188,873	4,106
Symantec Corp (a)	77,978	1,164	Cephalon Inc (a)	7,040	413
			Eli Lilly & Co	96,410	3,364
			Forest Laboratories Inc (a)	28,759	743

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
King Pharmaceuticals Inc (a)	23,643 $	214	Zimmer Holdings Inc (a)	20,509 $	956

Merck & Co Inc/NJ	201,057	6,034			23,587

Pfizer Inc	643,406	10,249	Metal - Aluminum (0.13%)
Schering-Plough Corp	155,258	4,116	Alcoa Inc	92,895	1,092
Wyeth	127,152	5,919

		43,354	Metal - Copper (0.28%)

Medical - Generic Drugs (0.09%)			Freeport-McMoRan Copper & Gold Inc	39,260	2,367
Mylan Inc/PA (a)	29,085	384
			Metal Processors & Fabrication (0.12%)
Watson Pharmaceuticals Inc (a)	10,051	349

			Precision Castparts Corp	13,354	1,066
		733

Medical - HMO (0.98%)			Motorcycle/Motor Scooter (0.06%)
Aetna Inc	42,611	1,149	Harley-Davidson Inc	22,355	505
CIGNA Corp	26,009	739
Coventry Health Care Inc (a)	14,153	326	Multi-Line Insurance (0.84%)
Humana Inc (a)	16,173	531	Allstate Corp/The	51,141	1,376
UnitedHealth Group Inc	113,417	3,183	American International Group Inc	12,828	169
WellPoint Inc (a)	46,209	2,432	Assurant Inc	11,228	286

		8,360	Cincinnati Financial Corp	15,500	374

			Genworth Financial Inc	41,305	285
Medical - Hospitals (0.02%)			Hartford Financial Services Group Inc	31,029	512
Tenet Healthcare Corp (a)	39,811	157	Loews Corp	34,440	1,034
			MetLife Inc	78,043	2,650
Medical - Wholesale Drug Distribution (0.36%)
AmerisourceBergen Corp	28,794	568	XL Capital Ltd	32,618	459

Cardinal Health Inc	34,331	1,143			7,145

McKesson Corp	25,879	1,324	Multimedia (1.42%)

		3,035	McGraw-Hill Cos Inc/The	29,987	940

			Meredith Corp	3,432	91
Medical Information Systems (0.02%)
IMS Health Inc	17,331	208	News Corp	219,327	2,266
			Time Warner Inc	114,079	3,041
Medical Instruments (0.87%)			Viacom Inc (a)	57,823	1,339
Boston Scientific Corp (a)	143,633	1,543	Walt Disney Co/The	177,037	4,447

Intuitive Surgical Inc (a)	3,609	820			12,124

Medtronic Inc	106,620	3,777	Networking Products (1.57%)
St Jude Medical Inc (a)	33,024	1,245	Cisco Systems Inc (a)	549,955	12,105

		7,385	Juniper Networks Inc (a)	49,882	1,303

Medical Laboratory & Testing Service (0.17%)					13,408

Laboratory Corp of America Holdings (a)	10,326	694	Non-Ferrous Metals (0.01%)
Quest Diagnostics Inc	14,317	782	Titanium Metals Corp	8,116	68

		1,476

Medical Products (2.77%)			Non-Hazardous Waste Disposal (0.25%)
Baxter International Inc	57,688	3,252	Republic Services Inc	30,700	816
Becton Dickinson and Co	22,839	1,488	Waste Management Inc	46,911	1,319

Hospira Inc (a)	15,301	588			2,135

Johnson & Johnson	262,737	15,998	Office Automation & Equipment (0.13%)
Stryker Corp	22,720	883	Pitney Bowes Inc	19,679	407
Varian Medical Systems Inc (a)	11,953	422	Xerox Corp	82,456	675

					1,082

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Supplies & Forms (0.03%)			Oil Refining & Marketing (continued)
Avery Dennison Corp	10,749 $	287	Valero Energy Corp	53,043 $	955

					1,403

Oil - Field Services (1.19%)
Baker Hughes Inc	29,539	1,196	Paper & Related Products (0.13%)
BJ Services Co	27,848	395	International Paper Co	41,210	775
Halliburton Co	85,538	1,890	MeadWestvaco Corp	16,314	318

Schlumberger Ltd	114,075	6,103			1,093

Smith International Inc	20,910	525	Pharmacy Services (0.50%)

		10,109	Express Scripts Inc (a)	25,855	1,811

			Medco Health Solutions Inc (a)	45,993	2,431

Oil & Gas Drilling (0.21%)
Diamond Offshore Drilling Inc	6,627	596			4,242

ENSCO International Inc	13,521	512	Photo Equipment & Supplies (0.01%)
Nabors Industries Ltd (a)	26,987	459	Eastman Kodak Co	25,572	76
Rowan Cos Inc	10,782	230

		1,797	Pipelines (0.32%)

			El Paso Corp	66,839	673
Oil Company - Exploration & Production (2.72%)			Spectra Energy Corp	61,497	1,129
Anadarko Petroleum Corp	47,597	2,294	Williams Cos Inc	55,311	923

Apache Corp	31,959	2,683			2,725

Cabot Oil & Gas Corp	9,882	347
Chesapeake Energy Corp	53,734	1,152	Printing - Commercial (0.03%)
Denbury Resources Inc (a)	23,728	394	RR Donnelley & Sons Co	19,568	272
Devon Energy Corp	42,325	2,459	Property & Casualty Insurance (0.58%)
EOG Resources Inc	23,864	1,767	Chubb Corp	33,573	1,550
EQT Corp	12,481	479	Progressive Corp/The	64,933	1,012
Noble Energy Inc	16,528	1,010	Travelers Cos Inc/The	55,820	2,404

Occidental Petroleum Corp	77,287	5,514			4,966

Pioneer Natural Resources Co	10,868	310
Questar Corp	16,596	549	Publicly Traded Investment Fund (0.03%)
Range Resources Corp	14,927	693	iShares S&P 500 Index Fund/US	2,186	217
Southwestern Energy Co (a)	32,765	1,357
			Publishing - Newspapers (0.03%)
XTO Energy Inc	55,273	2,223	Gannett Co Inc	22,162	155

		23,231	New York Times Co/The	11,119	88

Oil Company - Integrated (6.68%)					243

Chevron Corp	191,141	13,279
			Quarrying (0.06%)
ConocoPhillips	141,263	6,175	Vulcan Materials Co	11,619	552
Exxon Mobil Corp (b)	465,270	32,750
Hess Corp	27,129	1,497	Real Estate Management & Services (0.03%)
Marathon Oil Corp	67,485	2,176	CB Richard Ellis Group Inc (a)	22,560	246
Murphy Oil Corp	18,191	1,059

		56,936	Regional Banks (2.36%)

Oil Field Machinery & Equipment (0.30%)			Capital One Financial Corp	43,084	1,323
Cameron International Corp (a)	20,688	646	Comerica Inc	14,409	344
FMC Technologies Inc (a)	11,784	513	Fifth Third Bancorp	75,819	720
National Oilwell Varco Inc (a)	39,870	1,433	Huntington Bancshares Inc/OH	51,831	212

		2,592	Keycorp	74,653	431

			PNC Financial Services Group Inc	43,887	1,609
Oil Refining & Marketing (0.16%)			SunTrust Banks Inc	47,510	926
Sunoco Inc	11,146	275	US Bancorp	180,948	3,693
Tesoro Corp	13,192	173

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Building Products (0.86%)
Wells Fargo & Co	443,941 $	10,859	Home Depot Inc	161,737 $	4,195

		20,117	Lowe's Cos Inc	140,783	3,162

REITS - Apartments (0.14%)					7,357

Apartment Investment & Management Co	11,166	105	Retail - Computer Equipment (0.04%)
AvalonBay Communities Inc	7,618	443	GameStop Corp (a)	15,696	344
Equity Residential	26,110	627

		1,175	Retail - Consumer Electronics (0.16%)

			Best Buy Co Inc	32,547	1,216
REITS - Diversified (0.09%)			RadioShack Corp	11,931	185

Vornado Realty Trust	15,136	772			1,401

REITS - Healthcare (0.19%)			Retail - Discount (1.92%)
HCP Inc	25,980	669	Big Lots Inc (a)	7,873	181
Health Care REIT Inc	10,596	425	Costco Wholesale Corp	41,384	2,049
Ventas Inc	14,923	527	Family Dollar Stores Inc	13,371	420

		1,621	Target Corp	71,728	3,129

REITS - Hotels (0.06%)			Wal-Mart Stores Inc	212,780	10,613

Host Hotels & Resorts Inc	57,324	520			16,392

			Retail - Drug Store (0.89%)
REITS - Office Property (0.08%)			CVS Caremark Corp	138,815	4,648
Boston Properties Inc	13,207	699	Walgreen Co	94,557	2,936

					7,584

REITS - Regional Malls (0.17%)
Simon Property Group Inc	26,470	1,475	Retail - Jewelry (0.04%)
			Tiffany & Co	11,830	353
REITS - Shopping Centers (0.04%)
Kimco Realty Corp	30,860	304	Retail - Major Department Store (0.29%)
			JC Penney Co Inc	22,468	677
REITS - Storage (0.10%)			Sears Holdings Corp (a)	5,146	341
Public Storage	11,959	868	TJX Cos Inc	39,430	1,429

					2,447

REITS - Warehouse & Industrial (0.04%)
ProLogis	42,202	371	Retail - Office Supplies (0.18%)
			Office Depot Inc (a)	26,192	119
Retail - Apparel & Shoe (0.20%)			Staples Inc	68,206	1,434

Abercrombie & Fitch Co	8,379	239			1,553

Gap Inc/The	43,851	716	Retail - Regional Department Store (0.23%)
Ltd Brands Inc	25,755	333	Kohl's Corp (a)	29,118	1,413
Nordstrom Inc	15,266	404	Macy's Inc	40,100	558

		1,692			1,971

Retail - Auto Parts (0.12%)			Retail - Restaurants (1.06%)
AutoZone Inc (a)	3,442	529	Darden Restaurants Inc	13,075	423
O'Reilly Automotive Inc (a)	12,935	526	McDonald's Corp	105,192	5,792

		1,055	Starbucks Corp (a)	70,167	1,242

Retail - Automobile (0.02%)			Yum! Brands Inc	44,011	1,561

AutoNation Inc (a)	10,301	213			9,018

			Rubber - Tires (0.05%)
Retail - Bedding (0.10%)
			Goodyear Tire & Rubber Co/The (a)	23,058	392
Bed Bath & Beyond Inc (a)	24,758	860

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (0.14%)			Tobacco (1.65%)
Hudson City Bancorp Inc	49,723 $	699	Altria Group Inc	197,146 $	3,456
People's United Financial Inc	33,209	540	Lorillard Inc	16,035	1,182

		1,239	Philip Morris International Inc	187,032	8,716

Schools (0.15%)			Reynolds American Inc	16,111	701

Apollo Group Inc (a)	10,274	710			14,055

DeVry Inc	5,872	292	Tools - Hand Held (0.08%)
Washington Post Co/The	574	259	Black & Decker Corp	5,733	215

		1,261	Snap-On Inc	5,493	196

Semiconductor Component - Integrated Circuits (0.16%)			Stanley Works/The	7,540	303

Analog Devices Inc	27,770	760			714

Linear Technology Corp	21,193	570	Toys (0.11%)

		1,330	Hasbro Inc	11,866	314

Semiconductor Equipment (0.30%)			Mattel Inc	34,186	601

Applied Materials Inc	127,102	1,754			915

Kla-Tencor Corp	16,198	517	Transport - Rail (0.92%)
Novellus Systems Inc (a)	9,311	182	Burlington Northern Santa Fe Corp	26,548	2,086
Teradyne Inc (a)	16,505	130	CSX Corp	37,325	1,497

		2,583	Norfolk Southern Corp	34,996	1,514

Steel - Producers (0.24%)			Union Pacific Corp	48,065	2,765

AK Steel Holding Corp	10,419	205			7,862

Nucor Corp	29,964	1,333	Transport - Services (1.04%)
United States Steel Corp	13,667	543	CH Robinson Worldwide Inc	16,166	881

		2,081	Expeditors International of Washington Inc	20,247	687

Steel - Specialty (0.03%)			FedEx Corp	29,687	2,014
Allegheny Technologies Inc	9,346	253	Ryder System Inc	5,329	187
			United Parcel Service Inc	94,875	5,098

Telecommunication Equipment (0.07%)					8,867

Harris Corp	12,623	395	Web Portals (1.41%)
Tellabs Inc (a)	37,736	219	Google Inc (a)	22,894	10,143

		614	Yahoo! Inc (a)	133,001	1,905

Telecommunication Equipment - Fiber Optics (0.32%)					12,048

Ciena Corp (a)	8,691	97	Wireless Equipment (1.19%)
Corning Inc	148,159	2,519	American Tower Corp (a)	37,919	1,293
JDS Uniphase Corp (a)	21,020	123	Motorola Inc	218,576	1,565

		2,739	Qualcomm Inc	157,803	7,292

Telephone - Integrated (3.11%)					10,150

AT&T Inc	562,553	14,756	TOTAL COMMON STOCKS	$ 825,186

CenturyTel Inc	28,253	887
Frontier Communications Corp	29,783	209		Principal
Qwest Communications International Inc	141,054	544		Amount	Value
				(000's)	(000's)

Sprint Nextel Corp (a)	273,771	1,095
Verizon Communications Inc	270,843	8,686	REPURCHASE AGREEMENTS (3.11%)
			Diversified Banking Institutions (3.11%)
Windstream Corp	41,643	365

			Investment in Joint Trading Account; Bank
		26,542	of America Repurchase Agreement; 0.16%

Television (0.06%)			dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
CBS Corp	64,787	531	Issues; $6,765,000; 0.00% - 6.08%; dated
			11/16/09 - 08/17/16)	$ 6,633 $	6,633

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

	Principal			Other Assets Summary (unaudited)

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		3.12%

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$6,765,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	$ 6,632 $	6,632
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $6,765,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	6,633	6,633
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$6,765,000; 1.625%; dated 04/26/2011)	6,633	6,633

		26,531

TOTAL REPURCHASE AGREEMENTS	$ 26,531

Total Investments	$ 851,717
Other Assets in Excess of Liabilities, Net - 0.10%		812

TOTAL NET ASSETS - 100.00%	$ 852,529

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,666 or 0.66% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 112,563
Unrealized Depreciation		(243,947)

Net Unrealized Appreciation (Depreciation)		(131,384)
Cost for federal income tax purposes		983,101
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.26%
Financial		16.29%
Technology		12.39%
Energy		11.78%
Communications		11.07%
Industrial		9.81%
Consumer, Cyclical		8.32%
Utilities		3.70%
Basic Materials		3.20%
Diversified		0.05%
Exchange Traded Funds		0.03%
Other Assets in Excess of Liabilities, Net		0.10%

TOTAL NET ASSETS		100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	108	$ 25,075	$ 26,579	$ 1,504
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.00%)			COMMON STOCKS (continued)
Aerospace & Defense (1.63%)			Computers - Memory Devices (continued)
Boeing Co/The	31,973 $	1,372	Western Digital Corp (a)	111,063 $	3,360

General Dynamics Corp	121,536	6,732			10,842

Raytheon Co	83,524	3,921	Consumer Products - Miscellaneous (0.42%)

		12,025	Kimberly-Clark Corp	53,000	3,098

Aerospace & Defense Equipment (0.63%)
United Technologies Corp	85,026	4,631	Containers - Metal & Glass (0.38%)
			Crown Holdings Inc (a)	110,696	2,778
Agricultural Operations (0.55%)
Archer-Daniels-Midland Co	134,207	4,042	Cosmetics & Toiletries (0.68%)
			Procter & Gamble Co	90,475	5,022
Auto - Car & Light Trucks (0.79%)
Ford Motor Co (a)	722,528	5,780	Data Processing & Management (0.12%)
			Broadridge Financial Solutions Inc	51,055	882
Beverages - Non-Alcoholic (0.55%)
Coca-Cola Co/The	17,027	849	Diversified Banking Institutions (8.64%)
Coca-Cola Enterprises Inc	170,154	3,197	Bank of America Corp	1,425,040	21,076

		4,046	Goldman Sachs Group Inc/The	91,119	14,880

			JP Morgan Chase & Co	694,238	26,832
Building & Construction Products -			Morgan Stanley	26,807	764

Miscellaneous (0.20%)
USG Corp (a)	105,371	1,490			63,552

			Diversified Manufacturing Operations (4.60%)
Cable/Satellite TV (1.24%)			General Electric Co	1,928,213	25,838
Comcast Corp - Class A	614,420	9,130	Illinois Tool Works Inc	118,711	4,814
Chemicals - Specialty (0.73%)			ITT Corp	64,408	3,182

Ashland Inc	66,494	2,204			33,834

Lubrizol Corp	54,490	3,156	Electric - Integrated (5.84%)

		5,360	American Electric Power Co Inc	67,712	2,096

Coatings & Paint (0.46%)			CMS Energy Corp	344,693	4,460
Valspar Corp	133,767	3,387	Dominion Resources Inc/VA	179,283	6,060
			DPL Inc	119,936	2,872
Commercial Banks (1.50%)			Duke Energy Corp	50,391	780
Bancorpsouth Inc	139,266	3,134	Exelon Corp	39,629	2,015
BB&T Corp	210,453	4,815	FPL Group Inc	119,685	6,783
Regions Financial Corp	698,267	3,086	NSTAR	38,840	1,247

		11,035	PG&E Corp	128,892	5,203

			Progress Energy Inc	136,652	5,390
Commercial Services - Finance (0.22%)
Equifax Inc	62,374	1,625	Southern Co	24,584	772
			Xcel Energy Inc	267,695	5,338

Computer Services (0.38%)					43,016

Computer Sciences Corp (a)	58,761	2,830	Electronic Components - Semiconductors (1.49%)
			Fairchild Semiconductor International Inc (a)	263,104	2,323
Computers (0.84%)			Intel Corp	447,660	8,618

Hewlett-Packard Co	142,083	6,152			10,941

Computers - Integrated Systems (0.30%)			Engineering - Research & Development Services (0.45%)
Teradata Corp (a)	88,700	2,179	URS Corp (a)	65,367	3,308

Computers - Memory Devices (1.47%)			Fiduciary Banks (0.98%)
EMC Corp/Massachusetts (a)	496,814	7,482	Bank of New York Mellon Corp/The	103,813	2,838

Schedule of Investments
LargeCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Fiduciary Banks (continued)			Medical - Generic Drugs (0.43%)
State Street Corp	86,338 $	4,343	Watson Pharmaceuticals Inc (a)	91,003 $	3,161

		7,181

			Medical - HMO (1.29%)
Finance - Auto Loans (0.35%)			UnitedHealth Group Inc	125,800	3,530
AmeriCredit Corp (a)	162,367	2,548	WellPoint Inc (a)	113,529	5,976

Food - Canned (0.48%)					9,506

Del Monte Foods Co	362,310	3,500	Medical - Wholesale Drug Distribution (0.43%)
			AmerisourceBergen Corp	158,714	3,130
Food - Meat Products (0.43%)
Hormel Foods Corp	88,328	3,172	Medical Products (1.45%)
			Johnson & Johnson	175,180	10,667
Food - Miscellaneous/Diversified (0.95%)
Kraft Foods Inc	131,893	3,738	Metal - Aluminum (0.30%)
Sara Lee Corp	306,237	3,258	Century Aluminum Co (a)	262,583	2,200

		6,996

			Metal - Copper (0.48%)
Food - Retail (0.89%)			Freeport-McMoRan Copper & Gold Inc	58,646	3,536
Kroger Co/The	190,205	4,066
SUPERVALU Inc	169,162	2,509	Miscellaneous Manufacturers (0.41%)

		6,575	Aptargroup Inc	86,960	3,037

Gas - Distribution (1.20%)
Sempra Energy	97,481	5,111	Multi-Line Insurance (0.92%)
UGI Corp	139,512	3,689	American Financial Group Inc/OH	135,063	3,294

		8,800	MetLife Inc	102,061	3,465

					6,759

Home Decoration Products (0.54%)
Newell Rubbermaid Inc	307,587	3,959	Multimedia (1.80%)
			Time Warner Inc	115,635	3,083
Hotels & Motels (0.44%)			Walt Disney Co/The	403,831	10,144

Wyndham Worldwide Corp	234,826	3,276			13,227

			Non-Ferrous Metals (0.28%)
Internet Security (0.32%)			Titanium Metals Corp	249,020	2,084
Symantec Corp (a)	158,811	2,371
			Non-Hazardous Waste Disposal (0.14%)
Investment Management & Advisory Services (1.06%)			Waste Management Inc	35,902	1,009
Ameriprise Financial Inc	153,439	4,265
Invesco Ltd	179,639	3,548	Office Automation & Equipment (0.26%)

		7,813	Pitney Bowes Inc	93,059	1,922

Life & Health Insurance (0.61%)
Unum Group	240,683	4,518	Oil - Field Services (0.84%)
			Oceaneering International Inc (a)	51,719	2,633
Medical - Biomedical/Gene (0.46%)			Schlumberger Ltd	66,983	3,584

Amgen Inc (a)	54,196	3,377			6,217

			Oil & Gas Drilling (0.41%)
Medical - Drugs (4.11%)			Diamond Offshore Drilling Inc	33,829	3,040
Eli Lilly & Co	196,677	6,862
Merck & Co Inc/NJ	153,392	4,603	Oil Company - Exploration & Production (6.19%)
Pfizer Inc (b)	831,601	13,248	Anadarko Petroleum Corp	133,677	6,443
Wyeth	119,080	5,543	Apache Corp	90,985	7,638

		30,256	Devon Energy Corp	100,844	5,858

			Forest Oil Corp (a)	134,529	2,267

Schedule of Investments
LargeCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			REITS - Office Property (continued)
(continued)			SL Green Realty Corp	142,402 $	3,671

Newfield Exploration Co (a)	98,696 $	3,882			7,632

Occidental Petroleum Corp	173,468	12,375
XTO Energy Inc	176,997	7,121	REITS - Regional Malls (0.38%)

		45,584	Simon Property Group Inc	49,589	2,763

Oil Company - Integrated (10.88%)			Retail - Apparel & Shoe (0.38%)
Chevron Corp	373,239	25,929	Foot Locker Inc	253,065	2,804
ConocoPhillips	157,802	6,897
Exxon Mobil Corp (b)	605,428	42,616	Retail - Building Products (1.60%)
Marathon Oil Corp	22,996	742	Home Depot Inc	383,043	9,936
Murphy Oil Corp	66,798	3,888	Lowe's Cos Inc	81,262	1,825

		80,072			11,761

Oil Field Machinery & Equipment (0.43%)			Retail - Consumer Electronics (0.42%)
Cameron International Corp (a)	102,403	3,198	RadioShack Corp	198,514	3,079

Paper & Related Products (0.39%)			Retail - Discount (0.74%)
MeadWestvaco Corp	149,218	2,908	Big Lots Inc (a)	109,322	2,519
			BJ's Wholesale Club Inc (a)	87,727	2,925

Pharmacy Services (0.38%)					5,444

Omnicare Inc	116,078	2,771
			Semiconductor Component - Integrated Circuits (0.32%)
Physician Practice Management (0.15%)			Atmel Corp (a)	565,450	2,358
Mednax Inc (a)	23,541	1,091
			Steel - Producers (0.29%)
Pipelines (0.39%)			Steel Dynamics Inc	130,053	2,128
El Paso Corp	282,865	2,846
			Telecommunication Equipment (0.60%)
Property & Casualty Insurance (1.86%)			CommScope Inc (a)	63,753	1,632
Chubb Corp	135,380	6,252	Tellabs Inc (a)	475,852	2,760

Travelers Cos Inc/The	173,390	7,468			4,392

		13,720	Telephone - Integrated (5.59%)

Regional Banks (3.39%)			AT&T Inc	757,091	19,859
PNC Financial Services Group Inc	131,445	4,819	CenturyTel Inc	104,462	3,279
US Bancorp	95,774	1,955	Qwest Communications International Inc	919,994	3,551
Wells Fargo & Co	741,875	18,146	Sprint Nextel Corp (a)	999,392	3,998

		24,920	Verizon Communications Inc	326,114	10,458

					41,145

Reinsurance (1.20%)
Allied World Assurance Co Holdings Ltd	71,967	3,128	Television (0.46%)
Everest Re Group Ltd	32,612	2,616	CBS Corp	416,597	3,412
PartnerRe Ltd	45,217	3,101

			Theaters (0.17%)

		8,845	Regal Entertainment Group	102,217	1,272

REITS - Diversified (0.31%)
Digital Realty Trust Inc	56,641	2,297	Tobacco (0.47%)
			Reynolds American Inc	80,090	3,485
REITS - Healthcare (0.50%)
Ventas Inc	103,715	3,661	Tools - Hand Held (0.49%)
			Stanley Works/The	89,194	3,581
REITS - Office Property (1.04%)
Boston Properties Inc	74,882	3,961	Transport - Rail (1.61%)
			CSX Corp	76,593	3,073

Schedule of Investments
LargeCap Value Fund
July 31, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation		$ 68,682
Transport - Rail (continued)			Unrealized Depreciation			(77,432)

Norfolk Southern Corp	102,120 $	4,417	Net Unrealized Appreciation (Depreciation)			(8,750)
Union Pacific Corp	75,981	4,370	Cost for federal income tax purposes			744,597

		11,860	All dollar amounts are shown in thousands (000's)

TOTAL COMMON STOCKS	$ 713,851			Portfolio Summary (unaudited)

	Principal		Sector			Percent

	Amount	Value	Financial			25.71%
	(000's)	(000's)	Energy			19.15%

REPURCHASE AGREEMENTS (2.99%)			Consumer, Non-cyclical			14.00%
Diversified Banking Institutions (2.99%)			Industrial			10.54%
			Communications			10.01%
Investment in Joint Trading Account; Bank			Utilities			7.04%
of America Repurchase Agreement; 0.16%			Consumer, Cyclical			5.42%
dated 07/31/09 maturing 08/03/09			Technology			5.18%
(collateralized by Sovereign Agency			Basic Materials			2.94%
Issues; $5,609,000; 0.00% - 6.08%; dated			Other Assets in Excess of Liabilities, Net			0.01%

11/16/09 - 08/17/16)	$ 5,499 $	5,499	TOTAL NET ASSETS			100.00%

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%				Other Assets Summary (unaudited)

dated 07/31/09 maturing 08/03/09			Asset Type			Percent

(collateralized by US Treasury Notes;
$5,609,000; 0.875% - 5.125%; dated			Futures			2.84%
12/31/10 - 05/15/16)	5,499	5,499
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $5,609,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	5,499	5,499
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$5,609,000; 1.625%; dated 04/26/2011)	5,499	5,499

		21,996

TOTAL REPURCHASE AGREEMENTS	$ 21,996

Total Investments	$ 735,847
Other Assets in Excess of Liabilities, Net - 0.01%		95

TOTAL NET ASSETS - 100.00%	$ 735,942

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,129 or 0.56% of net assets.

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009		Buy	85	$ 19,886 $	20,918 $	1,032
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.28%)			COMMON STOCKS (continued)
Advertising Agencies (1.97%)			Beverages - Non-Alcoholic (continued)
Interpublic Group of Cos Inc (a)	1,796,701 $	9,361	Coca-Cola Enterprises Inc	5,553 $	104
Omnicom Group Inc	412,700	14,032	Dr Pepper Snapple Group Inc (a)	221,688	5,456

		23,393	PepsiCo Inc	187,300	10,629

Aerospace & Defense (1.80%)					17,879

Boeing Co/The	51,493	2,210	Beverages - Wine & Spirits (0.03%)
General Dynamics Corp	317,558	17,589	Brown-Forman Corp	1,836	81
Northrop Grumman Corp	22,475	1,002	Constellation Brands Inc (a)	21,894	299

Raytheon Co	10,786	506			380

Spirit Aerosystems Holdings Inc (a)	8,659	113	Brewery (0.05%)

		21,420	Molson Coors Brewing Co	14,432	652

Aerospace & Defense Equipment (0.04%)
BE Aerospace Inc (a)	5,701	92	Broadcasting Services & Programming (0.02%)
United Technologies Corp	8,086	441	Discovery Communications Inc - C Shares (a)	2,418	54

		533	Scripps Networks Interactive	4,224	137

					191

Agricultural Chemicals (0.01%)
CF Industries Holdings Inc	1,010	80	Building - Mobile Home & Manufactured Housing (0.00%)
Intrepid Potash Inc (a)	340	8	Thor Industries Inc	2,120	51

		88

			Building - Residential & Commercial (0.14%)
Agricultural Operations (0.11%)			DR Horton Inc	33,794	392
Archer-Daniels-Midland Co	22,177	668	KB Home	8,242	137
Bunge Ltd	8,546	598	Lennar Corp	15,295	181

		1,266	MDC Holdings Inc	2,783	98

Apparel Manufacturers (0.05%)			NVR Inc (a)	564	339
Polo Ralph Lauren Corp	381	24	Pulte Homes Inc	21,021	239
VF Corp	8,189	530	Toll Brothers Inc (a)	15,999	313

		554			1,699

Appliances (0.04%)			Building & Construction Products -
Whirlpool Corp	8,732	499	Miscellaneous (0.01%)
			Armstrong World Industries Inc (a)	1,387	34
Applications Software (0.02%)			USG Corp (a)	4,778	68

Compuware Corp (a)	28,916	212			102

			Building Products - Cement & Aggregate (0.02%)
Auto - Car & Light Trucks (0.13%)			Martin Marietta Materials Inc	3,319	286
Ford Motor Co (a)	197,074	1,577
			Building Products - Wood (0.03%)
Auto - Medium & Heavy Duty Trucks (1.35%)			Masco Corp	22,182	309
Paccar Inc	462,750	16,034
			Cable/Satellite TV (2.20%)
Auto/Truck Parts & Equipment - Original (1.36%)			Cablevision Systems Corp	27,080	554
BorgWarner Inc	203,000	6,737	Comcast Corp - Class A	1,640,918	24,384
Johnson Controls Inc	364,203	9,426	DISH Network Corp (a)	23,294	395
WABCO Holdings Inc	886	17	Time Warner Cable Inc	23,624	781

		16,180			26,114

Batteries & Battery Systems (0.01%)			Chemicals - Diversified (0.36%)
Energizer Holdings Inc (a)	1,335	86	Dow Chemical Co/The	88,640	1,877
			EI Du Pont de Nemours & Co	47,976	1,484
Beverages - Non-Alcoholic (1.50%)
Coca-Cola Co/The	33,903	1,690	FMC Corp	1,288	63

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Commercial Services - Finance (continued)
Huntsman Corp.	20,225 $	124	Total System Services Inc	5,394 $	79

PPG Industries Inc	13,080	719			214

		4,267	Computer Aided Design (0.02%)

Chemicals - Specialty (0.12%)			Autodesk Inc (a)	9,111	199
Albemarle Corp	10,135	301
Ashland Inc	7,802	258	Computer Services (0.06%)
Cabot Corp	7,523	138	Affiliated Computer Services Inc (a)	4,298	204
Cytec Industries Inc	5,427	136	Computer Sciences Corp (a)	11,313	545
Eastman Chemical Co	8,519	423	DST Systems Inc (a)	545	24

International Flavors & Fragrances Inc	518	18			773

Lubrizol Corp	985	57	Computers (1.59%)
Terra Industries Inc	3,867	113	Hewlett-Packard Co	423,718	18,347
Valhi Inc	508	7	Sun Microsystems Inc (a)	57,155	524

		1,451			18,871

Coal (1.28%)			Computers - Integrated Systems (0.01%)
Peabody Energy Corp	460,200	15,237	Diebold Inc	994	27
			Teradata Corp (a)	3,736	92

Coatings & Paint (0.04%)					119

RPM International Inc	7,263	116
Sherwin-Williams Co/The	1,720	99	Computers - Memory Devices (1.81%)
Valspar Corp	12,002	304	EMC Corp/Massachusetts (a)	145,429	2,190

		519	Seagate Technology	1,593,376	19,184

			Western Digital Corp (a)	2,646	80

Commercial Banks (0.72%)					21,454

Associated Banc-Corp	16,224	176
Bancorpsouth Inc	9,896	223	Computers - Peripheral Equipment (0.01%)
Bank of Hawaii Corp	5,749	221	Lexmark International Inc (a)	9,131	132
BB&T Corp	50,748	1,161	Consulting Services (0.01%)
BOK Financial Corp	1,612	67	SAIC Inc (a)	6,368	115
City National Corp/CA	126,500	4,989
Commerce Bancshares Inc	4,715	173	Consumer Products - Miscellaneous (0.83%)
Cullen/Frost Bankers Inc	6,137	295	Clorox Co	1,870	114
First Citizens BancShares Inc/NC	714	101	Fortune Brands Inc	229,224	9,071
Fulton Financial Corp	21,185	143	Jarden Corp (a)	10,549	260
M&T Bank Corp	8,230	480	Kimberly-Clark Corp	6,388	373

Popular Inc	36,403	46			9,818

TCF Financial Corp	14,981	212
			Containers - Metal & Glass (0.04%)
Valley National Bancorp	16,660	212	Ball Corp	3,712	180
Whitney Holding Corp/LA	8,217	72	Greif Inc	3,861	198

		8,571	Owens-Illinois Inc (a)	3,785	128

Commercial Services (0.02%)					506

Convergys Corp (a)	10,010	107
			Containers - Paper & Plastic (0.12%)
Weight Watchers International Inc	3,525	98	Bemis Co Inc	11,651	307

		205	Packaging Corp of America	10,354	204

Commercial Services - Finance (0.02%)			Pactiv Corp (a)	2,699	68
Equifax Inc	3,266	85	Sealed Air Corp	18,191	335
Interactive Data Corp	2,205	50	Sonoco Products Co	11,763	311

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (continued)			Electric - Generation (0.02%)
Temple-Inland Inc	11,767 $	184	AES Corp/The	14,387 $	184

		1,409

			Electric - Integrated (6.53%)
Cosmetics & Toiletries (1.34%)			Alliant Energy Corp	12,868	337
Procter & Gamble Co	287,874	15,980	Ameren Corp	16,094	409
Cruise Lines (1.21%)			American Electric Power Co Inc	572,303	17,719
Carnival Corp	509,699	14,266	CMS Energy Corp	26,727	346
Royal Caribbean Cruises Ltd	10,534	153	Consolidated Edison Inc	18,534	729

		14,419	Dominion Resources Inc/VA	45,072	1,523

			DPL Inc	12,095	290
Data Processing & Management (0.04%)			DTE Energy Co	12,515	431
Broadridge Financial Solutions Inc	6,279	109	Duke Energy Corp	97,207	1,505
Fidelity National Information Services Inc	14,179	332	Edison International	22,112	715

		441	Entergy Corp	14,784	1,188

Distribution & Wholesale (0.09%)			Exelon Corp	408,032	20,753
Genuine Parts Co	12,073	428	FirstEnergy Corp	23,695	976
Ingram Micro Inc (a)	19,497	328	FPL Group Inc	27,215	1,542
Tech Data Corp (a)	5,933	207	Great Plains Energy Inc	15,921	254
WESCO International Inc (a)	2,351	58	MDU Resources Group Inc	444,800	8,954

		1,021	Northeast Utilities	20,630	475

Diversified Banking Institutions (7.34%)			NSTAR	12,477	401
Bank of America Corp	576,197	8,522	NV Energy Inc	15,928	183
Citigroup Inc	383,773	1,217	OGE Energy Corp	11,342	341
Goldman Sachs Group Inc/The	36,633	5,982	Pepco Holdings Inc	836,540	12,029
JP Morgan Chase & Co	1,351,340	52,229	PG&E Corp	27,816	1,123
Morgan Stanley	676,722	19,287	Progress Energy Inc	21,298	840

		87,237	Public Service Enterprise Group Inc	38,217	1,240

			SCANA Corp	14,318	506
Diversified Manufacturing Operations (6.18%)			Southern Co	61,251	1,923
Carlisle Cos Inc	5,440	171	Westar Energy Inc	12,677	249
Cooper Industries Ltd	14,659	483	Xcel Energy Inc	34,445	687

Crane Co	2,806	60			77,668

Danaher Corp	7,785	477
Dover Corp	6,442	219	Electric Products - Miscellaneous (0.02%)
Eaton Corp	11,444	594	Molex Inc	14,494	257
General Electric Co	3,750,283	50,254
			Electronic Components - Miscellaneous (0.03%)
Harsco Corp	2,596	71
			AVX Corp	4,616	51
Illinois Tool Works Inc	468,789	19,009
			Garmin Ltd	2,402	66
ITT Corp	12,709	628
			Jabil Circuit Inc	10,802	99
Leggett & Platt Inc	6,883	119
			Vishay Intertechnology Inc (a)	17,547	125

Parker Hannifin Corp	12,517	554
					341

SPX Corp	5,628	297
Textron Inc	34,184	460	Electronic Components - Semiconductors (0.39%)

		73,396	Fairchild Semiconductor International Inc (a)	15,239	134

			Intel Corp	164,612	3,169
E-Commerce - Services (0.13%)			Intersil Corp	7,496	108
eBay Inc (a)	65,852	1,399
			LSI Corp (a)	78,785	408
Expedia Inc (a)	2,068	43
			Micron Technology Inc (a)	83,554	534
IAC/InterActiveCorp (a)	7,218	133

			PMC - Sierra Inc (a)	26,197	240
		1,575

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Other Services (continued)
(continued)			NYSE Euronext	13,545 $	365

Rovi Corp (a)	3,741 $	98			1,939

		4,691

			Food - Canned (0.02%)
Electronic Connectors (0.01%)			Del Monte Foods Co	23,143	224
Thomas & Betts Corp (a)	4,437	118
			Food - Confectionery (0.03%)
Electronic Design Automation (0.01%)			JM Smucker Co/The	8,035	402
Synopsys Inc (a)	6,148	123
			Food - Meat Products (0.02%)
Electronic Parts Distribution (0.04%)			Hormel Foods Corp	7,453	268
Arrow Electronics Inc (a)	8,327	215
Avnet Inc (a)	12,213	298	Food - Miscellaneous/Diversified (0.54%)

		513	Campbell Soup Co	7,536	234

Electronics - Military (0.06%)			ConAgra Foods Inc	30,966	608
L-3 Communications Holdings Inc	9,092	686	General Mills Inc	15,065	888
			HJ Heinz Co	7,106	273
Energy - Alternate Sources (0.02%)			Kraft Foods Inc	117,245	3,323
Covanta Holding Corp (a)	15,171	256	Ralcorp Holdings Inc (a)	6,620	420
			Sara Lee Corp	61,006	649

Engineering - Research & Development Services (0.08%)					6,395

KBR Inc	19,293	409
Shaw Group Inc/The (a)	1,836	54	Food - Retail (0.07%)
URS Corp (a)	8,585	434	Kroger Co/The	12,351	264

		897	Safeway Inc	29,133	552

					816

Enterprise Software & Services (0.03%)
CA Inc	10,505	222	Forestry (0.07%)
Novell Inc (a)	22,744	104	Plum Creek Timber Co Inc	12,379	387

		326	Weyerhaeuser Co	14,294	501

					888

Fiduciary Banks (1.49%)
Bank of New York Mellon Corp/The	609,235	16,656	Funeral Services & Related Items (0.02%)
State Street Corp	18,405	926	Hillenbrand Inc	4,419	80
Wilmington Trust Corp	8,108	93	Service Corp International/US	28,945	183

		17,675			263

Finance - Auto Loans (0.01%)			Gas - Distribution (1.29%)
AmeriCredit Corp (a)	7,233	113	AGL Resources Inc	9,097	306
			Atmos Energy Corp	10,958	298
Finance - Credit Card (1.20%)			Centerpoint Energy Inc	6,627	80
American Express Co	66,063	1,871	Energen Corp	8,605	355
Discover Financial Services	1,046,708	12,435	NiSource Inc	32,065	413

		14,306	Sempra Energy	248,540	13,031

			Southern Union Co	12,976	251
Finance - Investment Banker & Broker (0.04%)
Investment Technology Group Inc (a)	4,657	104	UGI Corp	12,934	342
Jefferies Group Inc	3,468	80	Vectren Corp	9,682	238

Raymond James Financial Inc	11,366	233			15,314

		417	Gold Mining (0.01%)

			Royal Gold Inc	3,083	127
Finance - Other Services (0.16%)
CME Group Inc	4,972	1,386
NASDAQ OMX Group Inc/The (a)	8,879	188

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Home Decoration Products (0.03%)			Machinery - Construction & Mining (continued)
Newell Rubbermaid Inc	27,294 $	351	Joy Global Inc	1,528 $	57
			Terex Corp (a)	12,865	195

Hotels & Motels (0.05%)					1,404

Choice Hotels International Inc	2,435	68
Marriott International Inc/DE	18,481	398	Machinery - Farm (0.08%)
Wyndham Worldwide Corp	11,621	162	Deere & Co	22,682	992

		628	Machinery - General Industry (0.04%)

Human Resources (0.05%)			Gardner Denver Inc (a)	6,144	180
Manpower Inc	9,523	457	IDEX Corp	3,990	109
Monster Worldwide Inc (a)	6,320	82	Manitowoc Co Inc/The	15,575	96

		539	Roper Industries Inc	1,490	71

Independent Power Producer (0.07%)					456

Mirant Corp (a)	15,620	282	Machinery - Pumps (0.01%)
NRG Energy Inc (a)	18,597	506	Graco Inc	3,779	94

		788

			Machinery Tools & Related Products (0.02%)
Industrial Gases (0.60%)			Lincoln Electric Holdings Inc	5,165	219
Air Products & Chemicals Inc	90,413	6,745
Airgas Inc	9,744	434	Medical - Drugs (5.32%)

		7,179	Bristol-Myers Squibb Co	76,428	1,661

Instruments - Scientific (0.10%)			Eli Lilly & Co	33,525	1,170
Thermo Fisher Scientific Inc (a)	26,966	1,221	Endo Pharmaceuticals Holdings Inc (a)	13,966	293
			Forest Laboratories Inc (a)	25,404	656
Insurance Brokers (0.15%)			Merck & Co Inc/NJ	483,143	14,499
Aon Corp	21,081	832	Pfizer Inc	2,580,521	41,108
Arthur J Gallagher & Co	867	20	Schering-Plough Corp	20,733	550
Brown & Brown Inc	3,595	69	Wyeth	70,054	3,261

Erie Indemnity Co	1,044	39			63,198

Marsh & McLennan Cos Inc	38,032	776

			Medical - HMO (1.27%)
		1,736	Aetna Inc	29,584	798

Investment Management & Advisory Services (0.12%)			CIGNA Corp	21,894	622
BlackRock Inc	1,605	306	Coventry Health Care Inc (a)	12,879	296
Federated Investors Inc	709	18	Health Net Inc (a)	12,410	168
Franklin Resources Inc	6,444	572	Humana Inc (a)	12,539	412
Invesco Ltd	29,483	582	UnitedHealth Group Inc	398,474	11,181

		1,478	WellPoint Inc (a)	30,994	1,631

Life & Health Insurance (1.40%)					15,108

Aflac Inc	393,800	14,910	Medical - Hospitals (0.02%)
Prudential Financial Inc	13,736	608	LifePoint Hospitals Inc (a)	6,440	178
StanCorp Financial Group Inc	5,755	198	Tenet Healthcare Corp (a)	18,758	74

Torchmark Corp	9,806	383			252

Unum Group	25,952	487

			Medical - Outpatient & Home Medical Care (0.00%)
		16,586	Lincare Holdings Inc (a)	1,432	38

Linen Supply & Related Items (0.03%)
Cintas Corp	12,846	323	Medical - Wholesale Drug Distribution (0.13%)
			AmerisourceBergen Corp	4,557	90
Machinery - Construction & Mining (0.12%)			Cardinal Health Inc	24,899	829
Bucyrus International Inc	6,989	206
Caterpillar Inc	21,475	946

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution			Music (0.00%)
(continued)			Warner Music Group Corp (a)	5,094 $	29
McKesson Corp	11,780 $	603

		1,522	Non-Ferrous Metals (0.01%)

Medical Information Systems (0.02%)			Titanium Metals Corp	10,124	85
IMS Health Inc	17,114	205
			Non-Hazardous Waste Disposal (0.05%)
Medical Instruments (0.06%)			Republic Services Inc	14,711	391
Boston Scientific Corp (a)	67,569	726	Waste Connections Inc (a)	2,383	67
			Waste Management Inc	6,042	170

Medical Products (2.33%)					628

Covidien PLC	641,200	24,244	Office Automation & Equipment (0.09%)
Johnson & Johnson	42,345	2,578	Pitney Bowes Inc	24,533	507
Zimmer Holdings Inc (a)	18,242	850	Xerox Corp	69,177	566

		27,672			1,073

Metal - Aluminum (0.04%)			Office Supplies & Forms (0.02%)
Alcoa Inc	37,186	437	Avery Dennison Corp	10,767	288

Metal - Copper (0.06%)			Oil - Field Services (2.53%)
Freeport-McMoRan Copper & Gold Inc	11,139	672	Baker Hughes Inc	438,988	17,779
Metal - Iron (0.03%)			BJ Services Co	34,880	495
Cliffs Natural Resources Inc	14,228	390	Halliburton Co	401,307	8,865
			Oil States International Inc (a)	5,761	156
Metal Processors & Fabrication (0.02%)			Schlumberger Ltd	44,879	2,401
Timken Co	12,086	246	SEACOR Holdings Inc (a)	2,379	189
			Superior Energy Services Inc (a)	9,312	154

Motion Pictures & Services (0.02%)					30,039

DreamWorks Animation SKG Inc (a)	8,491	268
			Oil & Gas Drilling (0.83%)
Motorcycle/Motor Scooter (0.05%)			Nabors Industries Ltd (a)	32,830	559
Harley-Davidson Inc	28,646	647	Noble Corp	252,700	8,556
			Patterson-UTI Energy Inc	15,399	213
Multi-Line Insurance (2.23%)			Pride International Inc (a)	11,054	277
ACE Ltd	170,900	8,384	Rowan Cos Inc	11,030	235

Allstate Corp/The	36,240	975			9,840

American Financial Group Inc/OH	10,160	248	Oil Company - Exploration & Production (3.63%)
Assurant Inc	13,979	357	Anadarko Petroleum Corp	341,528	16,462
Cincinnati Financial Corp	17,028	411	Apache Corp	22,894	1,922
Loews Corp	22,173	666	Chesapeake Energy Corp	42,318	907
MetLife Inc	454,940	15,445	Devon Energy Corp	30,796	1,789

		26,486	EOG Resources Inc	16,988	1,258

Multimedia (0.84%)			Noble Energy Inc	11,652	712
Liberty Media Corp - Entertainment (a)	39,326	1,100	Occidental Petroleum Corp	63,037	4,497
Meredith Corp	4,076	108	Pioneer Natural Resources Co	13,511	386
News Corp	174,913	1,807	Questar Corp	13,412	443
Time Warner Inc	91,142	2,430	Range Resources Corp	9,229	428
Viacom Inc (a)	41,284	956	Ultra Petroleum Corp (a)	281,800	12,433
Walt Disney Co/The	143,415	3,602	Whiting Petroleum Corp (a)	5,931	273

		10,003	XTO Energy Inc	39,567	1,592

					43,102

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (10.23%)			Quarrying (0.06%)
Chevron Corp	567,739 $	39,441	Compass Minerals International Inc	1,731 $	92
ConocoPhillips	100,038	4,373	Vulcan Materials Co	13,559	644

Exxon Mobil Corp	539,948	38,007			736

Hess Corp	301,543	16,645	Racetracks (0.03%)
Marathon Oil Corp	690,895	22,281	International Speedway Corp	3,632	93
Murphy Oil Corp	15,054	876	Penn National Gaming Inc (a)	7,975	253

		121,623			346

Oil Field Machinery & Equipment (0.10%)			Real Estate Management & Services (0.01%)
National Oilwell Varco Inc (a)	33,731	1,212	Jones Lang LaSalle Inc	4,158	158

Oil Refining & Marketing (0.09%)			Regional Banks (3.00%)
Frontier Oil Corp	2,595	36	Capital One Financial Corp	22,189	681
Sunoco Inc	13,954	344	Comerica Inc	18,108	432
Tesoro Corp	9,779	128	PNC Financial Services Group Inc	35,529	1,303
Valero Energy Corp	34,382	619	SunTrust Banks Inc	22,485	438

		1,127	US Bancorp	145,139	2,962

Paper & Related Products (0.07%)			Wells Fargo & Co	1,218,759	29,811

International Paper Co	31,949	601			35,627

Rayonier Inc	5,074	198	Reinsurance (0.17%)

		799	Allied World Assurance Co Holdings Ltd	5,829	253

Pharmacy Services (0.66%)			Aspen Insurance Holdings Ltd	9,517	237
Medco Health Solutions Inc (a)	144,600	7,644	Axis Capital Holdings Ltd	11,816	336
Omnicare Inc	7,885	188	Endurance Specialty Holdings Ltd	3,770	126

		7,832	Odyssey Re Holdings Corp	1,537	71

Physician Practice Management (0.01%)			PartnerRe Ltd	6,610	454
Mednax Inc (a)	3,574	166	Reinsurance Group of America Inc	7,985	331
			Transatlantic Holdings Inc	3,173	150
Pipelines (0.83%)			Validus Holdings Ltd	3,097	70

Spectra Energy Corp	43,464	798			2,028

Williams Cos Inc	540,597	9,023	REITS - Apartments (0.15%)

		9,821	AvalonBay Communities Inc	9,400	547

Power Converter & Supply Equipment (0.02%)			BRE Properties Inc	6,050	144
Hubbell Inc	5,997	224	Camden Property Trust	7,957	235
			Equity Residential	20,800	499
Printing - Commercial (0.02%)			Essex Property Trust Inc	3,228	210
RR Donnelley & Sons Co	18,012	250	UDR Inc	17,634	184

					1,819

Property & Casualty Insurance (0.44%)
Alleghany Corp (a)	607	164	REITS - Diversified (0.10%)
Arch Capital Group Ltd (a)	6,251	389	Duke Realty Corp	26,169	248
Chubb Corp	27,192	1,256	Liberty Property Trust	12,684	352
Hanover Insurance Group Inc/The	5,500	216	Vornado Realty Trust	11,440	584

HCC Insurance Holdings Inc	13,547	340			1,184

Progressive Corp/The	41,564	648	REITS - Healthcare (0.15%)
Travelers Cos Inc/The	45,455	1,958	HCP Inc	19,926	513
Wesco Financial Corp	157	48	Health Care REIT Inc	6,481	259
WR Berkley Corp	10,824	251	Nationwide Health Properties Inc	3,034	88

		5,270	Senior Housing Properties Trust	13,864	259

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			Retail - Bookstore (0.01%)
Ventas Inc	18,209 $	643	Barnes & Noble Inc	3,501 $	81

		1,762

			Retail - Building Products (0.41%)
REITS - Hotels (0.07%)			Home Depot Inc	121,612	3,155
Hospitality Properties Trust	10,829	171	Lowe's Cos Inc	76,895	1,727

Host Hotels & Resorts Inc	68,990	626			4,882

		797

			Retail - Computer Equipment (0.00%)
REITS - Mortgage (0.08%)			GameStop Corp (a)	2,384	52
Annaly Capital Management Inc	41,217	694
Chimera Investment Corp	75,306	270	Retail - Consumer Electronics (0.02%)

		964	RadioShack Corp	12,716	197

REITS - Office Property (0.15%)
Alexandria Real Estate Equities Inc	3,614	138	Retail - Discount (0.03%)
Boston Properties Inc	9,043	478	Big Lots Inc (a)	8,775	202
Brandywine Realty Trust	14,926	122	BJ's Wholesale Club Inc (a)	5,483	183

Corporate Office Properties Trust SBI MD	6,793	230			385

Douglas Emmett Inc	14,043	143	Retail - Drug Store (0.22%)
HRPT Properties Trust	27,885	135	CVS Caremark Corp	78,581	2,631
Mack-Cali Realty Corp	9,034	252
SL Green Realty Corp	8,928	230	Retail - Jewelry (0.02%)

		1,728	Signet Jewelers Ltd	10,064	222

			Tiffany & Co	1,251	38

REITS - Regional Malls (0.06%)					260

Simon Property Group Inc	10,453	582
Taubman Centers Inc	6,368	170	Retail - Mail Order (0.01%)

		752	Williams-Sonoma Inc	6,760	95

REITS - Shopping Centers (0.11%)			Retail - Major Department Store (0.08%)
Federal Realty Investment Trust	6,119	349	JC Penney Co Inc	16,904	509
Kimco Realty Corp	44,359	437	Sears Holdings Corp (a)	5,770	383

Regency Centers Corp	9,456	303			892

Weingarten Realty Investors	12,269	189	Retail - Regional Department Store (0.07%)

		1,278	Kohl's Corp (a)	2,353	114

REITS - Single Tenant (0.02%)			Macy's Inc	49,590	690

Realty Income Corp	12,321	291			804

Retail - Apparel & Shoe (0.05%)			Satellite Telecommunications (0.01%)
Abercrombie & Fitch Co	5,409	155	EchoStar Holding Corp (a)	4,439	65
Chico's FAS Inc (a)	1,221	14	Savings & Loans - Thrifts (0.14%)
Foot Locker Inc	10,666	118	First Niagara Financial Group Inc	17,839	235
Gap Inc/The	6,507	106	Hudson City Bancorp Inc	25,011	352
Ltd Brands Inc	10,069	130	New York Community Bancorp Inc	40,976	448
Phillips-Van Heusen Corp	2,176	77	People's United Financial Inc	26,228	426

		600	TFS Financial Corp	8,757	97

Retail - Automobile (0.02%)			Washington Federal Inc	10,558	147

AutoNation Inc (a)	7,755	160			1,705

Penske Auto Group Inc	2,922	61	Schools (0.03%)

		221	Career Education Corp (a)	647	15

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (continued)			Tools - Hand Held (0.07%)
Washington Post Co/The	725 $	327	Black & Decker Corp	7,283 $	274

		342	Snap-On Inc	5,062	180

Semiconductor Component - Integrated Circuits (0.03%)			Stanley Works/The	9,456	380

Atmel Corp (a)	54,135	226			834

Integrated Device Technology Inc (a)	15,431	104	Toys (0.03%)
Marvell Technology Group Ltd (a)	6,203	83	Hasbro Inc	6,064	161

		413	Mattel Inc	9,476	166

Semiconductor Equipment (0.11%)					327

Applied Materials Inc	89,886	1,240	Transport - Marine (0.04%)
Novellus Systems Inc (a)	4,527	89	Kirby Corp (a)	5,158	191

		1,329	Tidewater Inc	6,214	280

Steel - Producers (0.17%)					471

AK Steel Holding Corp	13,186	259	Transport - Rail (1.41%)
Nucor Corp	21,791	969	Burlington Northern Santa Fe Corp	169,853	13,349
Reliance Steel & Aluminum Co	7,357	248	CSX Corp	32,076	1,287
Schnitzer Steel Industries Inc	622	34	Norfolk Southern Corp	26,040	1,126
United States Steel Corp	11,858	471	Union Pacific Corp	16,517	950

		1,981			16,712

Steel - Specialty (0.03%)			Transport - Services (2.59%)
Allegheny Technologies Inc	11,519	312	FedEx Corp	322,066	21,849
			Ryder System Inc	255,600	8,979
Telecommunication Equipment (0.03%)			UTI Worldwide Inc	886	11

Harris Corp	3,412	107			30,839

Tellabs Inc (a)	46,611	270

		377	Vitamins & Nutrition Products (0.01%)

			Mead Johnson Nutrition Co	2,057	75
Telecommunication Equipment - Fiber Optics (0.05%)
Corning Inc	27,474	467	Water (0.02%)
JDS Uniphase Corp (a)	11,957	70	Aqua America Inc	15,333	277

		537

			Wire & Cable Products (0.02%)
Telecommunication Services (0.04%)			General Cable Corp (a)	6,098	236
Amdocs Ltd (a)	19,288	461
			Wireless Equipment (0.09%)
Telephone - Integrated (4.77%)			Motorola Inc	146,193	1,047

AT&T Inc	1,505,894	39,499
			TOTAL COMMON STOCKS	$ 1,144,318

CenturyTel Inc	27,460	862
Qwest Communications International Inc	113,896	440		Principal
Sprint Nextel Corp (a)	2,160,957	8,644		Amount	Value

Verizon Communications Inc	218,417	7,004		(000's)	(000's)

Windstream Corp	27,448	241	REPURCHASE AGREEMENTS (3.14%)

		56,690	Diversified Banking Institutions (3.14%)

			Investment in Joint Trading Account; Bank
Theaters (0.00%)			of America Repurchase Agreement; 0.16%
Regal Entertainment Group	4,465	56	dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Tobacco (0.06%)			Issues; $9,531,000; 0.00% - 6.08%; dated
			11/16/09 - 08/17/16)	$ 9,344 $	9,344
Lorillard Inc	2,337	172
Reynolds American Inc	13,265	577

		749

Schedule of Investments LargeCap Value Fund I July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$9,531,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	$ 9,344 $	9,344
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $9,531,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	9,345	9,345
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$9,531,000; 1.625%; dated 04/26/2011)	9,345	9,345

		37,378

TOTAL REPURCHASE AGREEMENTS	$ 37,378

Total Investments	$ 1,181,696
Other Assets in Excess of Liabilities, Net - 0.58%		6,864

TOTAL NET ASSETS - 100.00%	$ 1,188,560

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 113,395
Unrealized Depreciation	(168,288)

Net Unrealized Appreciation (Depreciation)	(54,893)
Cost for federal income tax purposes	1,236,589
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	22.65%
Energy	19.54%
Consumer, Non-cyclical	14.61%
Industrial	13.08%
Communications	10.13%
Utilities	7.93%
Consumer, Cyclical	5.56%
Technology	4.24%
Basic Materials	1.68%
Other Assets in Excess of Liabilities, Net	0.58%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.62%

Schedule of Investments
LargeCap Value Fund I
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	175	$ 40,338	$ 43,067	$ 2,729
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.44%)			COMMON STOCKS (continued)
Advertising Agencies (0.02%)			Beverages - Non-Alcoholic (0.79%)
Interpublic Group of Cos Inc (a)	85,905 $	448	Coca-Cola Co/The	50,739 $	2,529
			Coca-Cola Enterprises Inc	317,311	5,962
Aerospace & Defense (1.27%)			Dr Pepper Snapple Group Inc (a)	26,023	641
Boeing Co/The	77,063	3,307	Pepsi Bottling Group Inc	155,700	5,286

General Dynamics Corp	36,752	2,036			14,418

Northrop Grumman Corp	126,835	5,654
Raytheon Co	257,525	12,091	Beverages - Wine & Spirits (0.03%)
Spirit Aerosystems Holdings Inc (a)	12,959	168	Brown-Forman Corp	2,747	121

		23,256	Constellation Brands Inc (a)	32,766	447

					568

Aerospace & Defense Equipment (0.91%)
BE Aerospace Inc (a)	8,531	138	Brewery (0.05%)
United Technologies Corp	303,135	16,512	Molson Coors Brewing Co	21,598	976

		16,650	Broadcasting Services & Programming (0.02%)

Agricultural Chemicals (0.01%)			Discovery Communications Inc - C Shares (a)	3,618	81
CF Industries Holdings Inc	1,512	119	Scripps Networks Interactive	6,321	204

Intrepid Potash Inc (a)	509	13			285

		132	Building - Mobile Home & Manufactured Housing (0.00%)

Agricultural Operations (0.87%)			Thor Industries Inc	3,173	76
Archer-Daniels-Midland Co	283,665	8,544
Bunge Ltd	106,490	7,451	Building - Residential & Commercial (0.53%)

		15,995	DR Horton Inc	246,675	2,859

			KB Home	12,335	206
Apparel Manufacturers (0.27%)			Lennar Corp	22,890	271
Jones Apparel Group Inc	298,900	4,113	MDC Holdings Inc	4,164	147
Polo Ralph Lauren Corp	571	36	NVR Inc (a)	7,044	4,235
VF Corp	12,256	793	Pulte Homes Inc	127,460	1,449

		4,942	Toll Brothers Inc (a)	23,943	468

Appliances (0.23%)					9,635

Whirlpool Corp	73,568	4,200
			Building & Construction Products -
			Miscellaneous (0.01%)
Applications Software (0.85%)			Armstrong World Industries Inc (a)	2,075	51
Compuware Corp (a)	43,275	317	USG Corp (a)	7,151	101

Microsoft Corp	652,315	15,343			152

		15,660

			Building Products - Cement & Aggregate (0.02%)
Athletic Footwear (0.89%)			Martin Marietta Materials Inc	4,967	428
NIKE Inc	289,330	16,388
			Building Products - Wood (0.18%)
Auto - Car & Light Trucks (0.13%)			Masco Corp	239,297	3,333
Ford Motor Co (a)	294,937	2,359
			Cable/Satellite TV (1.74%)
Auto/Truck Parts & Equipment - Original (0.24%)			Cablevision Systems Corp	40,527	830
Johnson Controls Inc	26,794	693	Comcast Corp - Class A	405,989	6,033
Magna International Inc	72,700	3,705	DIRECTV Group Inc/The (a)	605,100	15,672
WABCO Holdings Inc	1,326	25	DISH Network Corp (a)	34,862	591

		4,423	Time Warner Cable Inc	265,156	8,766

Batteries & Battery Systems (0.01%)					31,892

Energizer Holdings Inc (a)	1,997	128	Cellular Telecommunications (0.26%)
			Vodafone Group PLC ADR	228,600	4,705

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (0.87%)			Commercial Services - Finance (continued)
Dow Chemical Co/The	132,657 $	2,808	Total System Services Inc	8,072 $	119

EI Du Pont de Nemours & Co	381,099	11,787			15,819

FMC Corp	1,928	94	Computer Aided Design (0.02%)
Huntsman Corp.	30,269	186	Autodesk Inc (a)	13,635	297
PPG Industries Inc	19,575	1,077

		15,952	Computer Services (0.06%)

Chemicals - Specialty (0.35%)			Affiliated Computer Services Inc (a)	6,433	305
Albemarle Corp	15,167	451	Computer Sciences Corp (a)	16,931	816
Ashland Inc	11,676	387	DST Systems Inc (a)	815	36

Cabot Corp	11,259	206			1,157

Cytec Industries Inc	8,122	204	Computers (1.76%)
Eastman Chemical Co	96,550	4,795	Dell Inc (a)	358,200	4,793
International Flavors & Fragrances Inc	776	27	Hewlett-Packard Co	61,537	2,665
Lubrizol Corp	1,474	85	IBM Corp	136,949	16,150
Terra Industries Inc	5,787	169	Research In Motion Ltd (a)	103,800	7,889
Valhi Inc	760	10	Sun Microsystems Inc (a)	85,537	784

		6,334			32,281

Coatings & Paint (0.04%)			Computers - Integrated Systems (0.01%)
RPM International Inc	10,870	173	Diebold Inc	1,487	41
Sherwin-Williams Co/The	2,574	149	Teradata Corp (a)	5,591	138

Valspar Corp	17,962	455			179

		777	Computers - Memory Devices (0.82%)

Commercial Banks (0.94%)			EMC Corp/Massachusetts (a)	776,934	11,701
Associated Banc-Corp	24,281	263	Seagate Technology	8,494	102
Bancorpsouth Inc	14,810	333	Western Digital Corp (a)	109,061	3,299

Bank of Hawaii Corp	8,604	330			15,102

BB&T Corp	527,949	12,080	Computers - Peripheral Equipment (0.01%)
BOK Financial Corp	2,413	101	Lexmark International Inc (a)	13,665	198
Commerce Bancshares Inc	7,056	259
Cullen/Frost Bankers Inc	9,185	441	Consulting Services (0.01%)
First Citizens BancShares Inc/NC	1,069	152	SAIC Inc (a)	9,530	172
Fulton Financial Corp	31,704	214
M&T Bank Corp	12,317	718	Consumer Products - Miscellaneous (0.21%)
Popular Inc	54,480	69	Clorox Co	2,798	171
Regions Financial Corp	342,900	1,516	Fortune Brands Inc	17,696	700
TCF Financial Corp	22,420	317	Jarden Corp (a)	15,787	389
Valley National Bancorp	24,933	317	Kimberly-Clark Corp	42,960	2,511

Whitney Holding Corp/LA	12,297	108			3,771

		17,218	Containers - Metal & Glass (0.04%)

Commercial Services (0.02%)			Ball Corp	5,555	269
Convergys Corp (a)	14,981	161	Greif Inc	5,779	297
Weight Watchers International Inc	5,275	147	Owens-Illinois Inc (a)	5,664	192

		308			758

Commercial Services - Finance (0.86%)			Containers - Paper & Plastic (0.11%)
Equifax Inc	4,888	127	Bemis Co Inc	17,436	459
Interactive Data Corp	3,300	75	Packaging Corp of America	15,495	305
Mastercard Inc	79,874	15,498	Pactiv Corp (a)	4,039	102
			Sealed Air Corp	27,224	500

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (continued)			E-Commerce - Services (0.13%)
Sonoco Products Co	17,604 $	466	eBay Inc (a)	98,553 $	2,094
Temple-Inland Inc	17,610	276	Expedia Inc (a)	3,095	64

		2,108	IAC/InterActiveCorp (a)	10,803	199

Cosmetics & Toiletries (1.20%)					2,357

Colgate-Palmolive Co	108,112	7,832	Electric - Generation (0.01%)
Procter & Gamble Co	254,086	14,104	AES Corp/The	21,531	275

		21,936

			Electric - Integrated (4.55%)
Cruise Lines (0.05%)			Alliant Energy Corp	19,259	504
Carnival Corp	27,086	758	Ameren Corp	24,086	613
Royal Caribbean Cruises Ltd	15,764	229	American Electric Power Co Inc	108,531	3,360

		987	CMS Energy Corp	39,999	518

Data Processing & Management (0.04%)			Consolidated Edison Inc	27,738	1,092
Broadridge Financial Solutions Inc	9,396	162	Dominion Resources Inc/VA	379,903	12,841
Fidelity National Information Services Inc	21,221	497	DPL Inc	18,102	434

		659	DTE Energy Co	18,730	645

Distribution & Wholesale (0.08%)			Duke Energy Corp	145,478	2,252
Genuine Parts Co	18,068	640	Edison International	33,092	1,070
Ingram Micro Inc (a)	29,179	491	Entergy Corp	22,126	1,777
Tech Data Corp (a)	8,879	310	Exelon Corp	356,332	18,123
WESCO International Inc (a)	3,519	87	FirstEnergy Corp	35,461	1,461

		1,528	FPL Group Inc	175,630	9,953

			Great Plains Energy Inc	23,828	380
Diversified Banking Institutions (6.30%)			Northeast Utilities	30,875	710
Bank of America Corp	1,211,725	17,921
			NSTAR	18,672	599
Citigroup Inc	574,347	1,821
			NV Energy Inc	23,837	274
Deutsche Bank AG	90,400	5,867
			OGE Energy Corp	16,974	511
Goldman Sachs Group Inc/The	143,224	23,389
			Pepco Holdings Inc	38,971	560
JP Morgan Chase & Co	1,494,340	57,756
			PG&E Corp	434,626	17,546
Morgan Stanley	305,855	8,717

			Progress Energy Inc	31,874	1,257
		115,471	Public Service Enterprise Group Inc	57,194	1,856

Diversified Manufacturing Operations (3.16%)			SCANA Corp	21,428	757
Carlisle Cos Inc	8,141	255	Southern Co	91,667	2,878
Cooper Industries Ltd	21,939	723	Westar Energy Inc	18,973	373
Crane Co	4,199	89	Xcel Energy Inc	51,550	1,028

Danaher Corp	11,651	713			83,372

Dover Corp	9,640	328
			Electric Products - Miscellaneous (0.02%)
Eaton Corp	17,127	889
			Molex Inc	21,691	385
General Electric Co	1,850,530	24,797
Harsco Corp	3,885	107	Electronic Components - Miscellaneous (0.60%)
Illinois Tool Works Inc	52,813	2,142	AU Optronics Corp ADR	354,600	3,950
Ingersoll-Rand Plc	140,700	4,063	AVX Corp	6,908	76
ITT Corp	348,383	17,210	Garmin Ltd	3,595	100
Leggett & Platt Inc	10,301	179	Jabil Circuit Inc	16,166	148
Parker Hannifin Corp	18,733	829	Tyco Electronics Ltd	308,300	6,619
SPX Corp	44,523	2,352	Vishay Intertechnology Inc (a)	26,261	187

Textron Inc	239,559	3,220			11,080

		57,896

			Electronic Components - Semiconductors (0.91%)
			Fairchild Semiconductor International Inc (a)	22,807	201

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Investment Banker & Broker
(continued)			(continued)
Intel Corp	746,955 $	14,379	Raymond James Financial Inc	17,010 $	349

Intersil Corp	11,219	161			623

LSI Corp (a)	117,908	611	Finance - Other Services (0.16%)
Micron Technology Inc (a)	125,046	799	CME Group Inc	7,441	2,075
PMC - Sierra Inc (a)	39,206	359	NASDAQ OMX Group Inc/The (a)	13,288	281
Rovi Corp (a)	5,598	146	NYSE Euronext	20,271	546

		16,656			2,902

Electronic Connectors (0.01%)			Food - Canned (0.02%)
Thomas & Betts Corp (a)	6,641	177	Del Monte Foods Co	34,636	335

Electronic Design Automation (0.01%)			Food - Confectionery (0.03%)
Synopsys Inc (a)	9,201	184	JM Smucker Co/The	12,025	602

Electronic Parts Distribution (0.04%)			Food - Meat Products (0.20%)
Arrow Electronics Inc (a)	12,463	321	Hormel Foods Corp	11,155	401
Avnet Inc (a)	18,278	446	Smithfield Foods Inc (a)	118,800	1,610

		767	Tyson Foods Inc	152,600	1,744

Electronics - Military (0.06%)					3,755

L-3 Communications Holdings Inc	13,608	1,027	Food - Miscellaneous/Diversified (0.83%)
			Campbell Soup Co	11,278	350
Energy - Alternate Sources (0.02%)
Covanta Holding Corp (a)	22,704	383	ConAgra Foods Inc	46,343	910
			General Mills Inc	22,547	1,328
Engineering - Research & Development Services (0.07%)			HJ Heinz Co	10,635	409
KBR Inc	28,873	612	Kraft Foods Inc	374,966	10,627
Shaw Group Inc/The (a)	2,748	81	Ralcorp Holdings Inc (a)	9,907	629
URS Corp (a)	12,848	650	Sara Lee Corp	91,300	971

		1,343			15,224

Enterprise Software & Services (0.44%)			Food - Retail (0.13%)
CA Inc	15,722	332	Kroger Co/The	18,484	395
Novell Inc (a)	34,038	156	Safeway Inc	105,100	1,990

Oracle Corp	340,330	7,532			2,385

		8,020	Food - Wholesale & Distribution (0.42%)

Fiduciary Banks (0.23%)			Sysco Corp	321,800	7,646
Bank of New York Mellon Corp/The	97,220	2,658
State Street Corp	27,544	1,386	Forestry (0.07%)
Wilmington Trust Corp	12,134	139	Plum Creek Timber Co Inc	18,527	579

		4,183	Weyerhaeuser Co	21,393	750

					1,329

Finance - Auto Loans (0.01%)
AmeriCredit Corp (a)	10,824	170	Funeral Services & Related Items (0.02%)
			Hillenbrand Inc	6,614	120
Finance - Credit Card (0.21%)			Service Corp International/US	43,318	274

American Express Co	98,869	2,801			394

Discover Financial Services	82,549	981	Gas - Distribution (0.47%)

		3,782	AGL Resources Inc	13,614	458

Finance - Investment Banker & Broker (0.03%)			Atmos Energy Corp	16,399	445
Investment Technology Group Inc (a)	6,970	156	Centerpoint Energy Inc	9,918	120
Jefferies Group Inc	5,190	118	Energen Corp	12,878	532

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Investment Management & Advisory Services
NiSource Inc	337,288 $	4,344	(continued)
Sempra Energy	28,046	1,470	Invesco Ltd	44,124 $	871

Southern Union Co	19,419	376			17,874

UGI Corp	19,357	512	Life & Health Insurance (0.94%)
Vectren Corp	14,490	356	Lincoln National Corp	336,300	7,126

		8,613	Prudential Financial Inc	20,558	910

Gold Mining (0.01%)			StanCorp Financial Group Inc	8,613	297
Royal Gold Inc	4,614	190	Torchmark Corp	58,408	2,281
			Unum Group	351,640	6,600

Home Decoration Products (0.03%)					17,214

Newell Rubbermaid Inc	40,847	526	Linen Supply & Related Items (0.03%)
			Cintas Corp	19,225	484
Hotels & Motels (0.05%)
Choice Hotels International Inc	3,644	101	Machinery - Construction & Mining (0.53%)
Marriott International Inc/DE	27,659	596	Bucyrus International Inc	10,459	308
Wyndham Worldwide Corp	17,392	243	Caterpillar Inc	203,639	8,973

		940	Joy Global Inc	2,287	85

Human Resources (0.04%)			Terex Corp (a)	19,254	292

Manpower Inc	14,252	684			9,658

Monster Worldwide Inc (a)	9,459	123	Machinery - Farm (0.74%)

		807	Deere & Co	309,046	13,518

Independent Power Producer (0.16%)
Mirant Corp (a)	23,377	422	Machinery - General Industry (0.04%)
NRG Energy Inc (a)	27,831	757	Gardner Denver Inc (a)	9,196	268
RRI Energy Inc (a)	341,970	1,830	IDEX Corp	5,971	163

		3,009	Manitowoc Co Inc/The	23,310	144

			Roper Industries Inc	2,231	107

Industrial Gases (0.56%)					682

Air Products & Chemicals Inc	16,632	1,241
Airgas Inc	14,582	650	Machinery - Pumps (0.01%)
Praxair Inc	107,500	8,404	Graco Inc	5,656	140

		10,295	Machinery Tools & Related Products (0.02%)

Instruments - Scientific (0.10%)			Lincoln Electric Holdings Inc	7,729	328
Thermo Fisher Scientific Inc (a)	40,356	1,827
			Medical - Drugs (5.09%)
Insurance Brokers (0.14%)			Bristol-Myers Squibb Co	114,381	2,487
Aon Corp	31,549	1,245	Eli Lilly & Co	174,673	6,094
Arthur J Gallagher & Co	1,298	30	Endo Pharmaceuticals Holdings Inc (a)	20,901	439
Brown & Brown Inc	5,380	103	Forest Laboratories Inc (a)	38,019	982
Erie Indemnity Co	1,563	58	GlaxoSmithKline PLC ADR	42,100	1,612
Marsh & McLennan Cos Inc	56,917	1,162	Merck & Co Inc/NJ	562,875	16,892

		2,598	Pfizer Inc	2,177,473	34,687

Internet Security (0.22%)			Schering-Plough Corp	391,428	10,377
Symantec Corp (a)	270,300	4,036	Wyeth	424,559	19,763

					93,333

Investment Management & Advisory Services (0.98%)			Medical - HMO (0.55%)
BlackRock Inc	84,601	16,120	Aetna Inc	44,274	1,194
Federated Investors Inc	1,061	28	CIGNA Corp	32,766	931
Franklin Resources Inc	9,645	855	Coventry Health Care Inc (a)	19,274	443

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Multi-Line Insurance (continued)
Health Net Inc (a)	18,573 $	251	American Financial Group Inc/OH	15,205 $	371
Humana Inc (a)	18,766	617	Assurant Inc	20,920	534
UnitedHealth Group Inc	147,973	4,152	Cincinnati Financial Corp	25,484	615
WellPoint Inc (a)	46,385	2,442	Genworth Financial Inc	299,900	2,069

		10,030	Hartford Financial Services Group Inc	150,500	2,482

Medical - Hospitals (0.02%)			Loews Corp	33,184	996
LifePoint Hospitals Inc (a)	9,638	266	MetLife Inc	289,457	9,827
Tenet Healthcare Corp (a)	28,073	111	XL Capital Ltd	279,600	3,937

		377			52,566

Medical - Outpatient & Home Medical Care (0.00%)			Multimedia (2.56%)
Lincare Holdings Inc (a)	2,142	56	Liberty Media Corp - Entertainment (a)	58,854	1,646
			Meredith Corp	6,100	162
Medical - Wholesale Drug Distribution (0.29%)			News Corp	1,574,871	16,268
AmerisourceBergen Corp	6,820	135	Time Warner Inc	590,068	15,731
Cardinal Health Inc	127,064	4,231	Viacom Inc (a)	223,685	5,181
McKesson Corp	17,630	902	Walt Disney Co/The	317,731	7,981

		5,268			46,969

Medical Information Systems (0.02%)			Music (0.00%)
IMS Health Inc	25,612	307	Warner Music Group Corp (a)	7,623	43

Medical Instruments (0.06%)			Networking Products (0.87%)
Boston Scientific Corp (a)	101,122	1,086	Cisco Systems Inc (a)	721,543	15,881

Medical Products (2.87%)			Non-Ferrous Metals (0.01%)
Becton Dickinson and Co	214,000	13,942	Titanium Metals Corp	15,152	127
Covidien PLC	414,117	15,658
Johnson & Johnson	356,890	21,731	Non-Hazardous Waste Disposal (0.05%)
Zimmer Holdings Inc (a)	27,301	1,272	Republic Services Inc	22,016	586

		52,603	Waste Connections Inc (a)	3,566	100

			Waste Management Inc	9,043	254

Metal - Aluminum (0.04%)					940

Alcoa Inc	55,652	654
			Office Automation & Equipment (0.09%)
Metal - Copper (0.05%)			Pitney Bowes Inc	36,715	758
Freeport-McMoRan Copper & Gold Inc	16,670	1,005	Xerox Corp	103,529	848

					1,606

Metal - Iron (0.03%)
Cliffs Natural Resources Inc	21,294	583	Office Supplies & Forms (0.02%)
			Avery Dennison Corp	16,113	431
Metal Processors & Fabrication (0.02%)
Timken Co	18,088	369	Oil - Field Services (0.46%)
			Baker Hughes Inc	32,009	1,296
Motion Pictures & Services (0.02%)			BJ Services Co	52,200	740
DreamWorks Animation SKG Inc (a)	12,708	400	Halliburton Co	92,499	2,043
			Oil States International Inc (a)	8,622	234
Motorcycle/Motor Scooter (0.05%)			Schlumberger Ltd	67,166	3,594
Harley-Davidson Inc	42,871	969	SEACOR Holdings Inc (a)	3,561	283
			Superior Energy Services Inc (a)	13,936	231

Multi-Line Insurance (2.87%)					8,421

ACE Ltd	483,661	23,728
Allstate Corp/The	297,535	8,007	Oil & Gas Drilling (0.41%)
			ENSCO International Inc	97,700	3,702

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Physician Practice Management (0.01%)
Nabors Industries Ltd (a)	49,132 $	836	Mednax Inc (a)	5,349 $	248
Patterson-UTI Energy Inc	23,045	318
Pride International Inc (a)	16,543	415	Pipelines (0.13%)
Rowan Cos Inc	104,308	2,225	Spectra Energy Corp	65,048	1,194

		7,496	Williams Cos Inc	67,640	1,129

					2,323

Oil Company - Exploration & Production (6.53%)
Anadarko Petroleum Corp	382,555	18,439	Power Converter & Supply Equipment (0.02%)
Apache Corp	319,599	26,830	Hubbell Inc	8,976	335
Chesapeake Energy Corp	63,333	1,358
			Printing - Commercial (0.02%)
Cimarex Energy Co	20,500	734
			RR Donnelley & Sons Co	26,957	375
Devon Energy Corp	349,137	20,281
EOG Resources Inc	125,623	9,300	Property & Casualty Insurance (1.68%)
Nexen Inc	239,700	4,988	Alleghany Corp (a)	908	246
Noble Energy Inc	17,438	1,066	Arch Capital Group Ltd (a)	9,355	582
Occidental Petroleum Corp	449,066	32,037	Chubb Corp	40,695	1,879
Pioneer Natural Resources Co	20,220	577	Fidelity National Financial Inc	99,500	1,428
Questar Corp	20,072	664	Hanover Insurance Group Inc/The	8,231	323
Range Resources Corp	13,811	641	HCC Insurance Holdings Inc	20,274	509
Whiting Petroleum Corp (a)	8,876	408	Progressive Corp/The	62,204	969
XTO Energy Inc	59,215	2,382	Travelers Cos Inc/The	568,172	24,471

		119,705	Wesco Financial Corp	235	72

Oil Company - Integrated (8.92%)			WR Berkley Corp	16,199	376

BP PLC ADR	64,700	3,238			30,855

Chevron Corp	684,621	47,561	Quarrying (0.06%)
ConocoPhillips	760,999	33,263	Compass Minerals International Inc	2,590	138
Exxon Mobil Corp	1,043,023	73,418	Vulcan Materials Co	20,292	963

Hess Corp	34,935	1,928			1,101

Marathon Oil Corp	82,603	2,664
Murphy Oil Corp	22,530	1,311	Racetracks (0.03%)

			International Speedway Corp	5,436	139
		163,383

			Penn National Gaming Inc (a)	11,936	378

Oil Field Machinery & Equipment (0.10%)					517

National Oilwell Varco Inc (a)	50,481	1,814
			Real Estate Management & Services (0.01%)
Oil Refining & Marketing (0.39%)			Jones Lang LaSalle Inc	6,223	236
Frontier Oil Corp	3,883	54
Sunoco Inc	20,884	516	Regional Banks (3.41%)
			Capital One Financial Corp	85,108	2,613
Tesoro Corp	14,635	192
			Comerica Inc	27,099	646
Valero Energy Corp	354,355	6,378

			PNC Financial Services Group Inc	163,836	6,006
		7,140

			SunTrust Banks Inc	33,650	656
Paper & Related Products (0.07%)			US Bancorp	608,812	12,426
International Paper Co	47,814	899	Wells Fargo & Co	1,643,863	40,209

Rayonier Inc	7,594	296			62,556

		1,195

			Reinsurance (0.17%)
Pharmacy Services (0.02%)			Allied World Assurance Co Holdings Ltd	8,724	379
Omnicare Inc	11,801	282	Aspen Insurance Holdings Ltd	14,243	354
			Axis Capital Holdings Ltd	17,683	503
			Endurance Specialty Holdings Ltd	5,643	189
			Odyssey Re Holdings Corp	2,300	106

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (continued)			REITS - Regional Malls (continued)
PartnerRe Ltd	9,893 $	679	Taubman Centers Inc	9,530 $	253

Reinsurance Group of America Inc	11,949	496			1,125

Transatlantic Holdings Inc	4,749	225	REITS - Shopping Centers (0.10%)
Validus Holdings Ltd	4,635	105	Federal Realty Investment Trust	9,158	523

		3,036	Kimco Realty Corp	66,387	653

REITS - Apartments (0.15%)			Regency Centers Corp	14,151	454
AvalonBay Communities Inc	14,067	819	Weingarten Realty Investors	18,361	283

BRE Properties Inc	9,054	215			1,913

Camden Property Trust	11,908	351	REITS - Single Tenant (0.02%)
Equity Residential	31,128	747	Realty Income Corp	18,439	435
Essex Property Trust Inc	4,831	314
UDR Inc	26,391	276	Rental - Auto & Equipment (0.11%)

		2,722	Hertz Global Holdings Inc (a)	206,400	1,948

REITS - Diversified (0.10%)
			Retail - Apparel & Shoe (0.77%)
Duke Realty Corp	39,164	372
			Abercrombie & Fitch Co	8,095	232
Liberty Property Trust	18,982	527
			Chico's FAS Inc (a)	1,828	21
Vornado Realty Trust	17,121	873

			Foot Locker Inc	203,363	2,253
		1,772

			Gap Inc/The	478,938	7,816
REITS - Healthcare (0.14%)			Ltd Brands Inc	286,769	3,711
HCP Inc	29,820	768	Phillips-Van Heusen Corp	3,257	115

Health Care REIT Inc	9,700	389			14,148

Nationwide Health Properties Inc	4,541	132
			Retail - Automobile (0.18%)
Senior Housing Properties Trust	20,749	387
			AutoNation Inc (a)	156,307	3,232
Ventas Inc	27,251	962

			Penske Auto Group Inc	4,373	91

		2,638

					3,323

REITS - Hotels (0.06%)
			Retail - Bookstore (0.01%)
Hospitality Properties Trust	16,207	256
			Barnes & Noble Inc	5,239	121
Host Hotels & Resorts Inc	103,249	937

		1,193	Retail - Building Products (1.16%)

REITS - Mortgage (0.08%)			Home Depot Inc	413,403	10,724
Annaly Capital Management Inc	61,684	1,039	Lowe's Cos Inc	470,079	10,558

Chimera Investment Corp	112,702	404			21,282

		1,443	Retail - Computer Equipment (0.00%)

REITS - Office Property (0.14%)			GameStop Corp (a)	3,568	78
Alexandria Real Estate Equities Inc	5,409	206
Boston Properties Inc	13,533	716	Retail - Consumer Electronics (0.02%)
Brandywine Realty Trust	22,338	183	RadioShack Corp	19,030	295
Corporate Office Properties Trust SBI MD	10,167	345	Retail - Discount (0.44%)
Douglas Emmett Inc	21,016	214	Big Lots Inc (a)	13,133	303
HRPT Properties Trust	41,732	201	BJ's Wholesale Club Inc (a)	8,206	274
Mack-Cali Realty Corp	13,520	377	Wal-Mart Stores Inc	151,950	7,579

SL Green Realty Corp	13,361	344			8,156

		2,586

			Retail - Drug Store (1.05%)
REITS - Regional Malls (0.06%)			CVS Caremark Corp	576,226	19,292
Simon Property Group Inc	15,644	872
			Retail - Jewelry (0.02%)
			Signet Jewelers Ltd	15,061	332

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Jewelry (continued)			Steel - Specialty (0.03%)
Tiffany & Co	1,873 $	56	Allegheny Technologies Inc	17,239 $	467

		388

			Telecommunication Equipment (0.03%)
Retail - Mail Order (0.01%)			Harris Corp	5,106	160
Williams-Sonoma Inc	10,117	142	Tellabs Inc (a)	69,758	404

Retail - Major Department Store (0.26%)					564

JC Penney Co Inc	136,698	4,121	Telecommunication Equipment - Fiber Optics (0.24%)
Sears Holdings Corp (a)	8,635	573	Corning Inc	252,818	4,298

		4,694	JDS Uniphase Corp (a)	17,894	105

Retail - Regional Department Store (0.34%)					4,403

Kohl's Corp (a)	3,521	171	Telecommunication Services (0.04%)
Macy's Inc	430,115	5,983	Amdocs Ltd (a)	28,866	690

		6,154

			Telephone - Integrated (5.24%)
Retail - Restaurants (0.82%)			AT&T Inc	2,318,994	60,827
McDonald's Corp	273,794	15,075	CenturyTel Inc	41,098	1,290
Satellite Telecommunications (0.01%)			Qwest Communications International Inc	170,454	658
EchoStar Holding Corp (a)	6,644	98	Sprint Nextel Corp (a)	1,792,983	7,172
			Verizon Communications Inc	800,774	25,681
Savings & Loans - Thrifts (0.14%)			Windstream Corp	41,078	360

First Niagara Financial Group Inc	26,698	351			95,988

Hudson City Bancorp Inc	37,431	526	Television (0.28%)
New York Community Bancorp Inc	61,324	671	CBS Corp	627,000	5,135
People's United Financial Inc	39,253	638
TFS Financial Corp	13,105	146	Theaters (0.00%)
Washington Federal Inc	15,800	220	Regal Entertainment Group	6,682	83

		2,552

			Tobacco (1.73%)
Schools (0.03%)			Altria Group Inc	523,800	9,182
Career Education Corp (a)	968	22	Lorillard Inc	3,498	258
Washington Post Co/The	1,084	490	Philip Morris International Inc	343,851	16,023

		512	Reynolds American Inc	143,251	6,233

Semiconductor Component - Integrated Circuits (0.03%)					31,696

Atmel Corp (a)	81,018	338
			Tools - Hand Held (0.07%)
Integrated Device Technology Inc (a)	23,093	156	Black & Decker Corp	10,899	410
Marvell Technology Group Ltd (a)	9,283	124	Snap-On Inc	7,576	270

		618	Stanley Works/The	14,152	568

Semiconductor Equipment (0.11%)					1,248

Applied Materials Inc	134,522	1,856
			Toys (0.03%)
Novellus Systems Inc (a)	6,775	133	Hasbro Inc	9,076	241

		1,989	Mattel Inc	14,182	249

Steel - Producers (0.16%)					490

AK Steel Holding Corp	19,734	388
			Transport - Marine (0.04%)
Nucor Corp	32,612	1,450	Kirby Corp (a)	7,719	286
Reliance Steel & Aluminum Co	11,011	371	Tidewater Inc	9,300	418

Schnitzer Steel Industries Inc	930	50			704

United States Steel Corp	17,746	706

		2,965	Transport - Rail (1.22%)

			Burlington Northern Santa Fe Corp	27,617	2,170

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Rail (continued)			Diversified Banking Institutions (continued)
CSX Corp	48,004 $	1,926	Investment in Joint Trading Account;
Norfolk Southern Corp	38,971	1,685	Morgan Stanley Repurchase Agreement;
			0.18% dated 07/31/09 maturing 08/03/09
Union Pacific Corp	289,821	16,671	(collateralized by Sovereign Agency Issue;

		22,452	$19,978,,000; 1.625%; dated 04/26/2011) $	19,586 $	19,586

Transport - Services (0.12%)					78,344

FedEx Corp	31,676	2,149	TOTAL REPURCHASE AGREEMENTS	$ 78,344

UTI Worldwide Inc	1,326	17

			Total Investments	$ 1,827,384
		2,166	Other Assets in Excess of Liabilities, Net - 0.28%		5,218

Vitamins & Nutrition Products (0.01%)			TOTAL NET ASSETS - 100.00%	$ 1,832,602

Mead Johnson Nutrition Co	3,079	112

Water (0.02%)			(a) Non-Income Producing Security
Aqua America Inc	22,948	414
			Unrealized Appreciation (Depreciation)
Wire & Cable Products (0.02%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
General Cable Corp (a)	9,126	354	of investments held by the fund as of the period end were as follows:

Wireless Equipment (1.19%)			Unrealized Appreciation	$ 176,033
American Tower Corp (a)	90,200	3,075	Unrealized Depreciation		(188,196)

Crown Castle International Corp (a)	116,500	3,348	Net Unrealized Appreciation (Depreciation)		(12,163)
Motorola Inc	1,183,490	8,474	Cost for federal income tax purposes		1,839,547
Nokia OYJ ADR	396,200	5,285	All dollar amounts are shown in thousands (000's)
Telefonaktiebolaget LM Ericsson ADR	160,700	1,562

		21,744		Portfolio Summary (unaudited)

			Sector		Percent

TOTAL COMMON STOCKS	$ 1,749,040

			Financial		23.36%
	Principal		Energy		16.95%
	Amount	Value	Consumer, Non-cyclical		16.56%
	(000's)	(000's)	Communications		12.83%

			Industrial		9.51%
REPURCHASE AGREEMENTS (4.28%)			Consumer, Cyclical		7.76%
Diversified Banking Institutions (4.28%)			Utilities		5.22%
Investment in Joint Trading Account; Bank			Technology		5.18%
of America Repurchase Agreement; 0.16%			Basic Materials		2.35%
dated 07/31/09 maturing 08/03/09			Other Assets in Excess of Liabilities, Net		0.28%

(collateralized by Sovereign Agency			TOTAL NET ASSETS		100.00%

Issues; $19,978,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 19,586 $	19,586		Other Assets Summary (unaudited)

Investment in Joint Trading Account; Credit			Asset Type		Percent

Suisse Repurchase Agreement; 0.19%			Futures		4.79%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$19,978,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	19,586	19,586
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $19,978,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	19,586	19,586

Schedule of Investments
LargeCap Value Fund III
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	357	$ 80,014	$ 87,857	$ 7,843
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.40%)			COMMON STOCKS (continued)
Advertising Sales (0.54%)			Diversified Manufacturing Operations (0.70%)
Lamar Advertising Co (a)	166,612 $	3,505	Tyco International Ltd	150,941 $	4,561

Aerospace & Defense Equipment (1.52%)			Diversified Operations (1.25%)
Alliant Techsystems Inc (a)	125,043	9,843	Onex Corp (a)	413,768	8,124

Applications Software (2.11%)			E-Commerce - Services (0.35%)
Intuit Inc (a)	127,880	3,798	Liberty Media Corp - Interactive (a)	343,200	2,286
Microsoft Corp	419,146	9,858

		13,656	Electric - Generation (1.40%)

			AES Corp/The	709,815	9,079
Beverages - Non-Alcoholic (1.57%)
PepsiCo Inc	179,555	10,190	Electric - Integrated (3.31%)
			Allegheny Energy Inc	301,934	7,612
Broadcasting Services & Programming (6.03%)			Ameren Corp	60,548	1,540
Discovery Communications Inc - A Shares (a)	411,962	10,093	Constellation Energy Group Inc	295,603	8,484
Discovery Communications Inc - C Shares (a)	424,137	9,501	SCANA Corp	108,692	3,842

Liberty Global Inc - A Shares (a)	265,070	5,553			21,478

Liberty Global Inc - B Shares (a)	338,909	7,063
Liberty Media Corp - Capital Series A (a)	471,929	6,881	Electric - Transmission (0.06%)

		39,091	Brookfield Infrastructure Partners LP	27,148	361

Cable/Satellite TV (1.70%)			Electronic Components - Miscellaneous (0.78%)
DISH Network Corp (a)	648,958	11,000	Gentex Corp	336,377	5,036

Commercial Services (2.85%)			Electronic Components - Semiconductors (0.05%)
Iron Mountain Inc (a)	631,717	18,452	Microchip Technology Inc	12,842	346

Commercial Services - Finance (2.59%)			Energy - Alternate Sources (2.26%)
Automatic Data Processing Inc	60,701	2,261	Covanta Holding Corp (a)	866,294	14,632
Lender Processing Services Inc	172,740	5,904
Paychex Inc	62,237	1,649	Food - Miscellaneous/Diversified (1.08%)
Western Union Co/The	399,870	6,990	Kellogg Co	147,840	7,022

		16,804

			Food - Wholesale & Distribution (1.54%)
Consulting Services (1.86%)			Sysco Corp	420,177	9,983
SAIC Inc (a)	666,607	12,059
			Forestry (0.23%)
Consumer Products - Miscellaneous (1.57%)			Weyerhaeuser Co	42,781	1,499
Clorox Co	167,147	10,198
			Gas - Distribution (0.68%)
Data Processing & Management (2.33%)			National Fuel Gas Co	108,574	4,406
Broadridge Financial Solutions Inc	166,360	2,873
Dun & Bradstreet Corp	54,750	3,942	Gold Mining (4.04%)
Fidelity National Information Services Inc	353,465	8,278	Franco-Nevada Corp	369,528	9,227

		15,093	Newmont Mining Corp	410,274	16,965

Dental Supplies & Equipment (0.94%)					26,192

DENTSPLY International Inc	182,101	6,073	Independent Power Producer (1.23%)
			Calpine Corp (a)	620,821	7,996
Distribution & Wholesale (0.03%)
Fastenal Co	5,399	192	Insurance Brokers (2.33%)
			Aon Corp	127,558	5,032
			Brown & Brown Inc	304,496	5,841

Schedule of Investments
MidCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (continued)			Oil Company - Exploration & Production
Marsh & McLennan Cos Inc	206,278 $	4,212	(continued)

		15,085	Rosetta Resources Inc (a)	268,066 $	2,780

					55,005

Investment Companies (0.19%)
RHJ International (a)(b)	209,761	1,238	Pipelines (2.76%)
			Spectra Energy Corp	466,901	8,572
Investment Management & Advisory Services (0.54%)			Williams Cos Inc	557,823	9,310

Ameriprise Financial Inc	124,842	3,471			17,882

			Property & Casualty Insurance (4.09%)
Linen Supply & Related Items (3.04%)			Markel Corp (a)	36,781	11,607
Cintas Corp	782,503	19,703
			Mercury General Corp	216,505	7,593
Medical - Drugs (2.27%)			Progressive Corp/The	175,491	2,734
Valeant Pharmaceuticals International (a)	570,937	14,730	White Mountains Insurance Group Ltd	17,658	4,556

					26,490

Medical - HMO (1.51%)			Real Estate Operator & Developer (1.64%)
Coventry Health Care Inc (a)	426,036	9,799	Brookfield Asset Management Inc	397,135	8,356
			Forest City Enterprises Inc	314,052	2,242

Medical - Outpatient & Home Medical Care (1.48%)
Lincare Holdings Inc (a)	365,520	9,569			10,598

			Reinsurance (2.14%)
Medical Instruments (1.25%)			Everest Re Group Ltd	172,997	13,878
St Jude Medical Inc (a)	213,999	8,070
			Retail - Auto Parts (3.24%)
Medical Laboratory & Testing Service (2.66%)			O'Reilly Automotive Inc (a)	517,121	21,026
Laboratory Corp of America Holdings (a)	256,851	17,258
			Retail - Automobile (0.23%)
Medical Products (1.30%)			Copart Inc (a)	42,241	1,492
Covidien PLC	222,069	8,396
			Retail - Discount (0.52%)
Motion Pictures & Services (0.19%)			Costco Wholesale Corp	68,065	3,369
Ascent Media Corp (a)	43,593	1,208
			Retail - Major Department Store (0.67%)
Multi-Line Insurance (2.19%)			TJX Cos Inc	119,171	4,318
Loews Corp	472,976	14,199
			Retail - Restaurants (0.04%)
Multimedia (2.15%)			Yum! Brands Inc	7,763	275
Liberty Media Corp - Entertainment (a)	498,612	13,946
			Satellite Telecommunications (0.51%)
Oil - Field Services (0.34%)			EchoStar Holding Corp (a)	222,107	3,274
Weatherford International Ltd (a)	115,733	2,171
			Schools (1.62%)
Oil & Gas Drilling (1.01%)			Washington Post Co/The	23,251	10,498
Nabors Industries Ltd (a)	382,622	6,512
			Telephone - Integrated (0.94%)
Oil Company - Exploration & Production (8.49%)			Telephone & Data Systems Inc	253,879	6,118
Cimarex Energy Co	293,378	10,497
Encore Acquisition Co (a)	385,064	13,708	Textile - Home Furnishings (0.57%)
EOG Resources Inc	105,403	7,803	Mohawk Industries Inc (a)	72,076	3,718
EQT Corp	271,792	10,432
Newfield Exploration Co (a)	46,488	1,828	Transport - Truck (0.15%)
Questar Corp	240,600	7,957	Heartland Express Inc	63,380	976

Schedule of Investments
MidCap Blend Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	26.10%

			Financial	16.64%
COMMON STOCKS (continued)			Energy	14.85%
Wireless Equipment (1.74%)			Communications	13.96%
American Tower Corp (a)	330,676 $	11,273	Consumer, Cyclical	8.53%

			Utilities	6.69%
TOTAL COMMON STOCKS	$ 624,702		Technology	4.49%

	Principal		Basic Materials	4.27%
			Industrial	3.15%
	Amount	Value	Diversified	1.25%

	(000's)	(000's)	Other Assets in Excess of Liabilities, Net	0.07%

REPURCHASE AGREEMENTS (3.53%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (3.53%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $5,837,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 5,722 $	5,722
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$5,837,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	5,723	5,723
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $5,837,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	5,722	5,722
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$5,837,000; 1.625%; dated 04/26/2011)	5,722	5,722

		22,889

TOTAL REPURCHASE AGREEMENTS	$ 22,889

Total Investments	$ 647,591
Other Assets in Excess of Liabilities, Net - 0.07%		436

TOTAL NET ASSETS - 100.00%	$ 648,027

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,238 or 0.19% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 63,810
Unrealized Depreciation		(140,627)

Net Unrealized Appreciation (Depreciation)		(76,817)
Cost for federal income tax purposes		724,408
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.42%)			COMMON STOCKS (continued)
Apparel Manufacturers (1.54%)			Environmental Consulting & Engineering (1.40%)
Coach Inc	44,001 $	1,302	Tetra Tech Inc (a)	39,472 $	1,189

Applications Software (1.25%)			Finance - Investment Banker & Broker (4.26%)
Citrix Systems Inc (a)	29,774	1,060	Jefferies Group Inc	73,469	1,679
			TD Ameritrade Holding Corp (a)	104,296	1,934

Casino Hotels (1.52%)					3,613

Wynn Resorts Ltd (a)	25,213	1,290
			Food - Confectionery (0.99%)
Commercial Services - Finance (1.36%)			Hershey Co/The	21,091	843
Western Union Co/The	65,969	1,153
			Gold Mining (1.39%)
Computer Services (1.00%)			Agnico-Eagle Mines Ltd	20,096	1,177
Cognizant Technology Solutions Corp (a)	28,600	846
			Home Decoration Products (2.50%)
Computers - Integrated Systems (1.52%)			Newell Rubbermaid Inc	164,502	2,117
Brocade Communications Systems Inc (a)	163,475	1,285
			Instruments - Controls (0.39%)
Computers - Memory Devices (0.49%)			Mettler-Toledo International Inc (a)	3,900	328
Seagate Technology	34,400	414
			Internet Content - Information & News (1.41%)
Cosmetics & Toiletries (2.76%)			Baidu Inc/China ADR (a)	3,430	1,194
Avon Products Inc	40,322	1,305
Estee Lauder Cos Inc/The	28,449	1,037	Internet Infrastructure Software (2.97%)

		2,342	F5 Networks Inc (a)	67,848	2,519

Decision Support Software (1.27%)			Internet Security (1.77%)
MSCI Inc (a)	38,584	1,078	McAfee Inc (a)	33,725	1,504

E-Commerce - Services (1.88%)			Investment Management & Advisory Services (2.91%)
Ctrip.com International Ltd ADR (a)	31,033	1,590	BlackRock Inc	4,565	870
			T Rowe Price Group Inc	34,167	1,596

Electronic Components - Semiconductors (4.00%)					2,466

Broadcom Corp (a)	46,972	1,326
Nvidia Corp (a)	124,125	1,605	Machinery - Construction & Mining (0.90%)
PMC - Sierra Inc (a)	50,000	457	Joy Global Inc	20,625	767

		3,388	Medical - Biomedical/Gene (3.30%)

Energy - Alternate Sources (0.85%)			Alexion Pharmaceuticals Inc (a)	27,883	1,228
First Solar Inc (a)	4,645	717	Life Technologies Corp (a)	34,486	1,570

					2,798

Engineering - Research & Development Services (1.53%)
Aecom Technology Corp (a)	40,102	1,299	Medical Information Systems (1.05%)
			Cerner Corp (a)	13,712	892
Engines - Internal Combustion (1.62%)
Cummins Inc	31,857	1,370	Medical Instruments (1.76%)
			Edwards Lifesciences Corp (a)	22,747	1,488
Enterprise Software & Services (1.07%)
Sybase Inc (a)	25,250	904	Medical Sterilization Products (1.05%)
			STERIS Corp	31,606	888
Entertainment Software (2.00%)
Activision Blizzard Inc (a)	147,759	1,692	Multimedia (1.24%)
			McGraw-Hill Cos Inc/The	33,414	1,048

Schedule of Investments
MidCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (3.89%)			Soap & Cleaning Products (1.70%)
Juniper Networks Inc (a)	62,697 $	1,638	Church & Dwight Co Inc	24,355 $	1,436
Starent Networks Corp (a)	69,091	1,657

		3,295	Steel - Producers (1.02%)

			AK Steel Holding Corp	44,060	867
Oil Company - Exploration & Production (5.84%)
PetroHawk Energy Corp (a)	88,815	2,157	Telecommunication Equipment (1.64%)
Range Resources Corp	38,286	1,777	CommScope Inc (a)	54,346	1,391
Whiting Petroleum Corp (a)	22,071	1,014

		4,948	Transport - Truck (0.92%)

			JB Hunt Transport Services Inc	28,011	783
Pharmacy Services (2.25%)
Express Scripts Inc (a)	27,263	1,910	Web Hosting & Design (1.19%)
			Equinix Inc (a)	12,378	1,012
Regional Banks (2.25%)
Capital One Financial Corp	62,047	1,905	Web Portals (0.50%)
			Netease.com ADR (a)	9,585	422
Respiratory Products (1.02%)
ResMed Inc (a)	21,137	867	Wire & Cable Products (1.32%)
			General Cable Corp (a)	28,848	1,118
Retail - Apparel & Shoe (2.06%)
American Eagle Outfitters Inc	91,595	1,318	Wireless Equipment (1.76%)
Nordstrom Inc	16,330	432	Crown Castle International Corp (a)	51,923	1,492

		1,750	TOTAL COMMON STOCKS	$ 82,549

Retail - Auto Parts (1.82%)				Principal
Advance Auto Parts Inc	33,342	1,541		Amount	Value
				(000's)	(000's)

Retail - Automobile (1.46%)
			REPURCHASE AGREEMENTS (0.72%)
Copart Inc (a)	34,991	1,236
			Diversified Banking Institutions (0.72%)
Retail - Bedding (0.52%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
Bed Bath & Beyond Inc (a)	12,585	437	dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
Retail - Consumer Electronics (1.88%)			Issues; $156,000; 0.00% - 6.08%; dated
Best Buy Co Inc	42,540	1,590	11/16/09 - 08/17/16)	$ 153 $	153
			Investment in Joint Trading Account; Credit
Retail - Regional Department Store (1.70%)			Suisse Repurchase Agreement; 0.19%
Kohl's Corp (a)	29,627	1,438	dated 07/31/09 maturing 08/03/09
			(collateralized by US Treasury Notes;
			$156,000; 0.875% - 5.125%; dated
Retail - Restaurants (1.99%)			12/31/10 - 05/15/16)	153	153
Darden Restaurants Inc	24,829	804	Investment in Joint Trading Account;
Yum! Brands Inc	24,943	885	Deutsche Bank Repurchase Agreement;

		1,689	0.19% dated 07/31/09 maturing 08/03/09

			(collateralized by Sovereign Agency
Schools (1.76%)			Issues; $156,000; 1.625% - 5.375%; dated
Apollo Group Inc (a)	21,655	1,495	10/16/09 - 05/28/19)	153	153

Semiconductor Component - Integrated Circuits (3.16%)
Marvell Technology Group Ltd (a)	200,504	2,675

Silver Mining (0.82%)
Silver Wheaton Corp (a)	75,231	691

		Schedule of Investments
		MidCap Growth Fund
		July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$156,000; 1.625%; dated 04/26/2011)	$ 153 $	153

		612

TOTAL REPURCHASE AGREEMENTS	$ 612

Total Investments	$ 83,161
Other Assets in Excess of Liabilities, Net - 1.86%		1,575

TOTAL NET ASSETS - 100.00%	$ 84,736

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,841
Unrealized Depreciation		(966)

Net Unrealized Appreciation (Depreciation)		8,875
Cost for federal income tax purposes		74,286
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Communications		18.25%
Consumer, Non-cyclical		17.96%
Consumer, Cyclical		16.98%
Technology		16.80%
Financial		10.14%
Industrial		8.09%
Energy		6.69%
Basic Materials		3.23%
Other Assets in Excess of Liabilities, Net		1.86%

TOTAL NET ASSETS		100.00%

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.54%)			COMMON STOCKS (continued)
Aerospace & Defense (0.16%)			Batteries & Battery Systems (0.73%)
Rockwell Collins Inc	30,348 $	1,281	Energizer Holdings Inc (a)	127,148 $	8,145
Spirit Aerosystems Holdings Inc (a)	9,827	128
TransDigm Group Inc (a)	10,971	420	Beverages - Non-Alcoholic (0.64%)

		1,829	Coca-Cola Enterprises Inc	107,151	2,013

			Hansen Natural Corp (a)	143,744	4,458
Aerospace & Defense Equipment (0.40%)			Pepsi Bottling Group Inc	21,148	718

Alliant Techsystems Inc (a)	6,260	493			7,189

BE Aerospace Inc (a)	38,572	623
Goodrich Corp	64,780	3,327	Beverages - Wine & Spirits (0.09%)

		4,443	Brown-Forman Corp	23,764	1,044

Agricultural Chemicals (0.58%)			Brewery (0.01%)
CF Industries Holdings Inc	82,646	6,524	Molson Coors Brewing Co	2,075	94

Agricultural Operations (0.11%)			Broadcasting Services & Programming (0.13%)
Bunge Ltd	17,250	1,207	Discovery Communications Inc - C Shares (a)	44,671	1,001
			Scripps Networks Interactive	14,761	476

Airlines (0.58%)					1,477

Airtran Holdings Inc (a)	17,700	128
Allegiant Travel Co (a)	27,850	1,206	Building - Residential & Commercial (1.22%)
Continental Airlines Inc (a)	353,930	3,953	DR Horton Inc	525,080	6,086
Copa Holdings SA	8,375	340	MDC Holdings Inc	34,200	1,205
Delta Air Lines Inc (a)	125,513	870	NVR Inc (a)	1,882	1,131

		6,497	Pulte Homes Inc	460,030	5,231

					13,653

Apparel Manufacturers (1.21%)
Coach Inc	381,076	11,276	Building & Construction Products -
			Miscellaneous (0.08%)
Polo Ralph Lauren Corp	23,985	1,512	Armstrong World Industries Inc (a)	36,781	905
VF Corp	10,915	706

		13,494	Building Products - Air & Heating (0.16%)

Applications Software (1.03%)			Lennox International Inc	52,693	1,836
Citrix Systems Inc (a)	29,948	1,066
Intuit Inc (a)	118,238	3,512	Building Products - Wood (0.06%)
			Masco Corp	46,978	654
Nuance Communications Inc (a)	33,254	439
Red Hat Inc (a)	37,257	850	Cable/Satellite TV (0.38%)
Salesforce.com Inc (a)	131,027	5,679	Cablevision Systems Corp	164,750	3,372

		11,546	DISH Network Corp (a)	52,275	886

Audio & Video Products (0.06%)					4,258

Harman International Industries Inc	27,300	674	Casino Hotels (0.71%)
			Wynn Resorts Ltd (a)	155,430	7,953
Auto - Medium & Heavy Duty Trucks (0.42%)
Force Protection Inc (a)	8,800	45	Casino Services (0.07%)
Navistar International Corp (a)	116,538	4,608	International Game Technology	42,320	836

		4,653

Auto/Truck Parts & Equipment - Original (0.54%)			Cellular Telecommunications (0.58%)
BorgWarner Inc	17,030	565	Leap Wireless International Inc (a)	13,300	319
Magna International Inc	83,664	4,264	MetroPCS Communications Inc (a)	51,252	607
TRW Automotive Holdings Corp (a)	51,700	870	Millicom International Cellular SA (a)	69,460	5,151
WABCO Holdings Inc	16,378	311	NII Holdings Inc (a)	15,476	356

		6,010			6,433

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (0.15%)			Commercial Services - Finance (continued)
Celanese Corp	26,026 $	669	Morningstar Inc (a)	5,481 $	243
FMC Corp	20,144	980	Paychex Inc	64,980	1,722

		1,649	SEI Investments Co	25,661	485

Chemicals - Plastics (0.10%)			Total System Services Inc	140,541	2,063
Schulman A Inc	52,185	1,112	Western Union Co/The	64,121	1,121
			Wright Express Corp (a)	42,900	1,213

Chemicals - Specialty (1.53%)					19,117

Albemarle Corp	1,484	44	Computer Aided Design (0.15%)
Ashland Inc	48,404	1,604	ANSYS Inc (a)	33,859	1,059
Ecolab Inc	167,793	6,965	Autodesk Inc (a)	26,556	579

International Flavors & Fragrances Inc	60,431	2,131			1,638

Lubrizol Corp	37,518	2,174
Sigma-Aldrich Corp	31,276	1,587	Computer Services (0.45%)
Terra Industries Inc	89,383	2,606	Affiliated Computer Services Inc (a)	44,255	2,098

		17,111	Cognizant Technology Solutions Corp (a)	71,221	2,108

			DST Systems Inc (a)	9,500	421
Coal (0.93%)			IHS Inc (a)	9,057	452

Alpha Natural Resources Inc (a)	20,389	679			5,079

Consol Energy Inc	207,657	7,378
Foundation Coal Holdings Inc	12,800	460	Computer Software (0.07%)
Massey Energy Co	19,218	511	Metavante Technologies Inc (a)	24,957	769
Peabody Energy Corp	25,550	846	Computers - Integrated Systems (0.92%)
Walter Energy Inc	10,341	511	Brocade Communications Systems Inc (a)	481,210	3,782

		10,385	Diebold Inc	44,800	1,242

Coatings & Paint (0.18%)			Micros Systems Inc (a)	15,388	422
RPM International Inc	19,249	307	NCR Corp (a)	95,763	1,239
Sherwin-Williams Co/The	28,639	1,654	Riverbed Technology Inc (a)	112,040	2,242

		1,961	Teradata Corp (a)	55,924	1,374

Coffee (0.12%)					10,301

Green Mountain Coffee Roasters Inc (a)	18,870	1,329	Computers - Memory Devices (1.89%)
			NetApp Inc (a)	514,695	11,560
Commercial Banks (0.03%)			SanDisk Corp (a)	98,000	1,746
BOK Financial Corp	1,949	82	Seagate Technology	228,048	2,746
Commerce Bancshares Inc	5,854	214	Western Digital Corp (a)	169,016	5,113

		296			21,165

Commercial Services (0.65%)			Consulting Services (0.40%)
Alliance Data Systems Corp (a)	21,373	1,090	FTI Consulting Inc (a)	9,945	541
Convergys Corp (a)	129,800	1,390	SAIC Inc (a)	180,901	3,273
Iron Mountain Inc (a)	29,834	871	Watson Wyatt Worldwide Inc	18,621	695

Quanta Services Inc (a)	142,380	3,319			4,509

Weight Watchers International Inc	23,270	649

		7,319	Consumer Products - Miscellaneous (0.38%)

			Clorox Co	39,058	2,383
Commercial Services - Finance (1.71%)			Scotts Miracle-Gro Co/The	47,564	1,857

Equifax Inc	18,975	494			4,240

Global Payments Inc	193,288	8,176
H&R Block Inc	123,570	2,062	Containers - Metal & Glass (0.33%)
Interactive Data Corp	4,576	104	Ball Corp	10,913	528
Lender Processing Services Inc	18,331	627	Crown Holdings Inc (a)	89,466	2,245
Moody's Corp	33,999	807

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Metal & Glass (continued)			Diversified Manufacturing Operations
Owens-Illinois Inc (a)	26,395 $	896	(continued)

		3,669	Cooper Industries Ltd	21,431 $	706

			Crane Co	37,187	789
Containers - Paper & Plastic (0.18%)			Dover Corp	25,298	860
Pactiv Corp (a)	80,531	2,028	Harsco Corp	16,184	445
			ITT Corp	22,421	1,108
Cosmetics & Toiletries (1.54%)
Alberto-Culver Co	168,132	4,308	Parker Hannifin Corp	113,990	5,048
Avon Products Inc	378,483	12,255	SPX Corp	8,513	450
Estee Lauder Cos Inc/The	18,413	671	Teleflex Inc	28,676	1,375

		17,234			13,593

Cruise Lines (0.06%)			Diversified Minerals (0.31%)
Royal Caribbean Cruises Ltd	47,100	684	Teck Resources Ltd	131,440	3,456

Data Processing & Management (1.04%)			E-Commerce - Products (0.23%)
Broadridge Financial Solutions Inc	99,874	1,725	MercadoLibre Inc (a)	88,260	2,544
Dun & Bradstreet Corp	20,101	1,447	E-Commerce - Services (0.67%)
Fidelity National Information Services Inc	20,323	476	Expedia Inc (a)	33,038	684
Fiserv Inc (a)	168,292	7,979	NetFlix Inc (a)	11,656	512

		11,627	Priceline.com Inc (a)	48,902	6,339

Decision Support Software (0.55%)					7,535

MSCI Inc (a)	219,560	6,137	Electric - Generation (0.44%)
			AES Corp/The	383,632	4,907
Dental Supplies & Equipment (0.12%)
DENTSPLY International Inc	24,830	828	Electric - Integrated (1.23%)
Patterson Cos Inc (a)	20,390	517	Allegheny Energy Inc	19,530	492

		1,345	Constellation Energy Group Inc	28,593	821

Diagnostic Equipment (0.09%)			DPL Inc	4,185	100
Gen-Probe Inc (a)	28,115	1,044	Edison International	31,031	1,003
			Integrys Energy Group Inc	43,213	1,460
Diagnostic Kits (0.14%)			NV Energy Inc	28,233	325
Idexx Laboratories Inc (a)	9,734	485	PPL Corp	281,516	9,512

Inverness Medical Innovations Inc (a)	33,500	1,127			13,713

		1,612

			Electric - Transmission (0.04%)
Dialysis Centers (0.55%)			ITC Holdings Corp	9,057	432
DaVita Inc (a)	123,410	6,133
			Electric Products - Miscellaneous (0.14%)
Disposable Medical Products (0.11%)			AMETEK Inc	17,662	571
CR Bard Inc	16,277	1,198	Molex Inc	56,344	1,001

					1,572

Distribution & Wholesale (0.77%)
Fastenal Co	123,333	4,387	Electronic Components - Miscellaneous (0.51%)
Ingram Micro Inc (a)	65,600	1,103	AVX Corp	36,125	397
LKQ Corp (a)	26,025	467	Benchmark Electronics Inc (a)	8,000	127
WESCO International Inc (a)	62,443	1,542	Garmin Ltd	119,102	3,294
WW Grainger Inc	11,966	1,076	Jabil Circuit Inc	201,590	1,847

		8,575	Vishay Intertechnology Inc (a)	11,296	80

					5,745

Diversified Manufacturing Operations (1.22%)
Brink's Co/The	43,412	1,179	Electronic Components - Semiconductors (3.84%)
Carlisle Cos Inc	52,119	1,633	Advanced Micro Devices Inc (a)	272,200	996

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Engines - Internal Combustion (0.77%)
(continued)			Cummins Inc	200,407 $	8,620
Altera Corp	55,648 $	1,040
Broadcom Corp (a)	347,392	9,807	Enterprise Software & Services (0.87%)
Cree Inc (a)	14,955	480	BMC Software Inc (a)	89,431	3,043
Intersil Corp	133,005	1,911	CA Inc	107,421	2,271
MEMC Electronic Materials Inc (a)	42,533	749	Novell Inc (a)	286,400	1,312
Microchip Technology Inc	27,384	738	Sybase Inc (a)	86,452	3,095

Micron Technology Inc (a)	1,475,161	9,426			9,721

National Semiconductor Corp	44,784	675
			Entertainment Software (0.28%)
Netlogic Microsystems Inc (a)	93,149	3,702	Electronic Arts Inc (a)	144,846	3,110
Nvidia Corp (a)	163,592	2,115
ON Semiconductor Corp (a)	78,637	574	Filtration & Separation Products (0.11%)
PMC - Sierra Inc (a)	687,520	6,291	Donaldson Co Inc	12,866	489
QLogic Corp (a)	33,239	434	Pall Corp	22,817	686

Rovi Corp (a)	30,100	787			1,175

Silicon Laboratories Inc (a)	50,785	2,175
Xilinx Inc	51,048	1,107	Finance - Auto Loans (0.01%)

			AmeriCredit Corp (a)	7,514	118
		43,007

Electronic Connectors (0.21%)			Finance - Consumer Loans (0.00%)
Amphenol Corp	32,592	1,087	Student Loan Corp	102	5
Thomas & Betts Corp (a)	49,299	1,313

		2,400	Finance - Credit Card (0.47%)

			Discover Financial Services	442,490	5,257
Electronic Design Automation (0.16%)
Synopsys Inc (a)	88,683	1,772	Finance - Investment Banker & Broker (1.29%)
			Greenhill & Co Inc	11,902	896
Electronic Measurement Instruments (0.33%)			Investment Technology Group Inc (a)	49,408	1,104
Agilent Technologies Inc (a)	64,955	1,508	Jefferies Group Inc	16,694	382
FLIR Systems Inc (a)	25,078	539	Lazard Ltd	14,068	520
Itron Inc (a)	6,000	313	optionsXpress Holdings Inc	52,400	947
National Instruments Corp	16,227	409	TD Ameritrade Holding Corp (a)	572,583	10,616

Trimble Navigation Ltd (a)	36,984	877			14,465

		3,646

			Finance - Other Services (0.85%)
Electronic Parts Distribution (0.24%)			IntercontinentalExchange Inc (a)	75,009	7,055
Arrow Electronics Inc (a)	31,226	805	NASDAQ OMX Group Inc/The (a)	90,065	1,903
Avnet Inc (a)	76,034	1,855	NYSE Euronext	19,404	523

		2,660			9,481

Electronics - Military (0.08%)			Food - Confectionery (0.05%)
L-3 Communications Holdings Inc	12,372	934	Hershey Co/The	14,831	593

Engineering - Research & Development Services (1.58%)			Food - Dairy Products (0.34%)
Aecom Technology Corp (a)	16,620	538	Dean Foods Co (a)	178,878	3,790
EMCOR Group Inc (a)	59,600	1,438
Fluor Corp	66,802	3,527	Food - Meat Products (0.08%)
Jacobs Engineering Group Inc (a)	38,791	1,590	Hormel Foods Corp	25,926	931
McDermott International Inc (a)	263,205	5,143
Shaw Group Inc/The (a)	64,688	1,904	Food - Miscellaneous/Diversified (0.41%)
URS Corp (a)	69,516	3,518	Campbell Soup Co	25,370	787

		17,658	ConAgra Foods Inc	31,440	617

			HJ Heinz Co	48,220	1,855

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)			Instruments - Controls (0.10%)
McCormick & Co Inc/MD	24,656 $	795	Mettler-Toledo International Inc (a)	13,669 $	1,149
Sara Lee Corp	47,856	509

		4,563	Instruments - Scientific (0.29%)

			PerkinElmer Inc	6,989	123
Food - Retail (0.74%)			Waters Corp (a)	62,654	3,149

Whole Foods Market Inc	344,036	8,322			3,272

Forestry (0.05%)			Insurance Brokers (0.18%)
Plum Creek Timber Co Inc	16,349	511	Arthur J Gallagher & Co	17,019	390
			Brown & Brown Inc	58,915	1,130
Funeral Services & Related Items (0.01%)			Erie Indemnity Co	5,741	215
Hillenbrand Inc	6,552	119	Marsh & McLennan Cos Inc	11,180	228

					1,963

Garden Products (0.03%)
Toro Co	10,146	352	Internet Infrastructure Software (0.94%)
			Akamai Technologies Inc (a)	36,160	594
Gas - Distribution (0.45%)			F5 Networks Inc (a)	267,147	9,917

Centerpoint Energy Inc	166,253	2,003			10,511

New Jersey Resources Corp	3,300	127
			Internet Security (1.74%)
Sempra Energy	34,365	1,802	McAfee Inc (a)	299,257	13,341
UGI Corp	40,000	1,058	VeriSign Inc (a)	298,769	6,107

		4,990			19,448

Gold Mining (0.01%)			Intimate Apparel (0.27%)
Royal Gold Inc	2,966	122	Warnaco Group Inc/The (a)	84,620	3,074

Hazardous Waste Disposal (0.32%)			Investment Management & Advisory Services (2.43%)
Stericycle Inc (a)	70,911	3,631	Affiliated Managers Group Inc (a)	64,232	4,241
Hospital Beds & Equipment (0.25%)			Ameriprise Financial Inc	4,816	134
Hill-Rom Holdings Inc	44,300	759	Eaton Vance Corp	42,325	1,211
Kinetic Concepts Inc (a)	62,837	1,987	Federated Investors Inc	41,010	1,063

		2,746	Invesco Ltd	9,295	183

			Janus Capital Group Inc	40,679	556
Hotels & Motels (0.72%)			T Rowe Price Group Inc	261,277	12,204
Choice Hotels International Inc	2,230	62	Waddell & Reed Financial Inc	266,647	7,565

Marriott International Inc/DE	25,993	560			27,157

Starwood Hotels & Resorts Worldwide Inc	315,980	7,460

		8,082	Leisure & Recreation Products (0.78%)

			WMS Industries Inc (a)	242,490	8,768
Human Resources (0.87%)
Hewitt Associates Inc (a)	65,630	1,965	Life & Health Insurance (0.35%)
Monster Worldwide Inc (a)	21,192	276	Aflac Inc	45,161	1,710
Robert Half International Inc	302,069	7,488	Lincoln National Corp	103,525	2,193

		9,729			3,903

Independent Power Producer (0.12%)			Linen Supply & Related Items (0.02%)
Mirant Corp (a)	76,000	1,373	Cintas Corp	6,753	170

Industrial Audio & Video Products (0.11%)			Machinery - Construction & Mining (0.56%)
Dolby Laboratories Inc (a)	29,146	1,213	Bucyrus International Inc	57,906	1,707
			Joy Global Inc	122,331	4,548

Industrial Gases (0.44%)					6,255

Airgas Inc	109,616	4,887

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (0.14%)			Medical - Hospitals (continued)
IDEX Corp	13,658 $	373	Tenet Healthcare Corp (a)	94,382 $	373
Roper Industries Inc	14,587	698	Universal Health Services Inc	954	53

Wabtec Corp	13,805	464			3,730

		1,535	Medical - Outpatient & Home Medical Care (0.03%)

Machinery - Pumps (0.29%)			Lincare Holdings Inc (a)	14,423	378
Flowserve Corp	38,286	3,092
Graco Inc	7,535	187	Medical - Wholesale Drug Distribution (0.60%)

		3,279	AmerisourceBergen Corp	341,700	6,738

Medical - Biomedical/Gene (3.75%)			Medical Information Systems (0.08%)
Abraxis Bioscience Inc (a)	1,982	61	Cerner Corp (a)	10,961	713
Alexion Pharmaceuticals Inc (a)	258,189	11,373	IMS Health Inc	11,954	144

Amylin Pharmaceuticals Inc (a)	23,610	347			857

Bio-Rad Laboratories Inc (a)	14,502	1,123
			Medical Instruments (0.85%)
Cubist Pharmaceuticals Inc (a)	8,800	175
			Beckman Coulter Inc	76,284	4,805
Dendreon Corp (a)	18,296	443
			Edwards Lifesciences Corp (a)	9,147	599
Illumina Inc (a)	270,871	9,789
			Intuitive Surgical Inc (a)	9,550	2,171
Life Technologies Corp (a)	140,167	6,382
			St Jude Medical Inc (a)	41,322	1,558
Millipore Corp (a)	27,643	1,924
			Techne Corp	6,178	394

Myriad Genetics Inc (a)	19,061	523
					9,527

OSI Pharmaceuticals Inc (a)	15,992	540
PDL BioPharma Inc	16,150	133	Medical Laboratory & Testing Service (1.07%)
United Therapeutics Corp (a)	87,283	8,084	Covance Inc (a)	10,488	579
Vertex Pharmaceuticals Inc (a)	28,660	1,032	Laboratory Corp of America Holdings (a)	144,579	9,714

		41,929	Quest Diagnostics Inc	31,277	1,708

					12,001

Medical - Drugs (0.72%)
Allergan Inc/United States	8,055	430	Medical Products (0.43%)
Cephalon Inc (a)	37,469	2,198	Henry Schein Inc (a)	56,240	2,890
Endo Pharmaceuticals Holdings Inc (a)	15,359	323	Hospira Inc (a)	26,660	1,024
Forest Laboratories Inc (a)	48,486	1,252	Varian Medical Systems Inc (a)	26,176	923

Sepracor Inc (a)	194,485	3,374			4,837

Valeant Pharmaceuticals International (a)	18,439	476	Metal - Aluminum (0.43%)

		8,053	Alcoa Inc	409,740	4,819

Medical - Generic Drugs (0.22%)
Mylan Inc/PA (a)	150,259	1,982	Metal - Iron (0.14%)
			Cliffs Natural Resources Inc	56,277	1,541
Perrigo Co	16,385	445

		2,427	Metal Processors & Fabrication (0.89%)

Medical - HMO (1.19%)			Precision Castparts Corp	124,640	9,948
AMERIGROUP Corp (a)	16,200	400
Centene Corp (a)	12,900	249	Multi-Line Insurance (0.07%)
CIGNA Corp	240,452	6,829	American Financial Group Inc/OH	14,200	346
Coventry Health Care Inc (a)	114,591	2,636	CNA Financial Corp	25,614	437

Health Net Inc (a)	8,754	118			783

Humana Inc (a)	94,593	3,107	Multimedia (0.20%)

		13,339	Factset Research Systems Inc	8,317	472

Medical - Hospitals (0.33%)			McGraw-Hill Cos Inc/The	58,026	1,819

Community Health Systems Inc (a)	58,761	1,664			2,291

Health Management Associates Inc (a)	271,903	1,640

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (1.01%)			Oil Refining & Marketing (0.49%)
Atheros Communications Inc (a)	282,230 $	7,056	Frontier Oil Corp	130,014 $	1,807
Juniper Networks Inc (a)	161,750	4,226	Holly Corp	73,134	1,556

		11,282	Tesoro Corp	159,300	2,085

Non-Hazardous Waste Disposal (0.08%)					5,448

Republic Services Inc	16,533	440	Paper & Related Products (0.04%)
Waste Connections Inc (a)	15,641	441	Rayonier Inc	9,996	390

		881

			Pharmacy Services (0.65%)
Office Automation & Equipment (0.03%)			Express Scripts Inc (a)	23,610	1,653
Xerox Corp	40,571	332	Omnicare Inc	237,020	5,658

Oil - Field Services (0.22%)					7,311

Exterran Holdings Inc (a)	73,976	1,287	Physical Therapy & Rehabilitation Centers (0.06%)
Oceaneering International Inc (a)	10,744	547	Healthsouth Corp (a)	46,650	672
Smith International Inc	25,597	643

		2,477	Physician Practice Management (0.02%)

			Mednax Inc (a)	4,056	188
Oil & Gas Drilling (1.30%)
Atwood Oceanics Inc (a)	13,758	397	Pipelines (0.05%)
Diamond Offshore Drilling Inc	13,475	1,211	El Paso Corp	54,359	547
ENSCO International Inc	83,970	3,182
Helmerich & Payne Inc	9,496	326	Power Converter & Supply Equipment (0.17%)
Nabors Industries Ltd (a)	303,570	5,167	Hubbell Inc	36,856	1,376
Noble Corp	39,243	1,329	Sunpower Corp - Class A (a)	16,062	517

Patterson-UTI Energy Inc	68,612	947			1,893

Pride International Inc (a)	15,644	392	Printing - Commercial (0.27%)
Rowan Cos Inc	75,704	1,615	RR Donnelley & Sons Co	14,897	207

		14,566	VistaPrint Ltd (a)	67,985	2,804

Oil Company - Exploration & Production (2.12%)					3,011

CNX Gas Corp (a)	6,870	202	Property & Casualty Insurance (0.24%)
Comstock Resources Inc (a)	1,030	40	Fidelity National Financial Inc	97,800	1,403
EQT Corp	21,237	815	Hanover Insurance Group Inc/The	1,076	42
EXCO Resources Inc (a)	27,537	378	Progressive Corp/The	19,553	305
Mariner Energy Inc (a)	23,008	276	WR Berkley Corp	40,167	933

Nexen Inc	33,623	700			2,683

PetroHawk Energy Corp (a)	342,111	8,307
Questar Corp	111,470	3,686	Protection - Safety (0.16%)
			Brink's Home Security Holdings Inc (a)	60,826	1,814
Range Resources Corp	189,092	8,776
Southwestern Energy Co (a)	11,929	494	Publishing - Books (0.11%)
St Mary Land & Exploration Co	4,284	102	John Wiley & Sons Inc	39,648	1,264

		23,776

Oil Company - Integrated (0.14%)			Quarrying (0.17%)
Murphy Oil Corp	26,815	1,561	Compass Minerals International Inc	34,947	1,859

Oil Field Machinery & Equipment (0.89%)			Racetracks (0.34%)
Cameron International Corp (a)	270,934	8,461	Penn National Gaming Inc (a)	119,800	3,799
Dresser-Rand Group Inc (a)	15,763	459
			Real Estate Management & Services (0.36%)
FMC Technologies Inc (a)	23,863	1,038	CB Richard Ellis Group Inc (a)	371,245	4,047

		9,958

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Real Estate Operator & Developer (0.04%)			Retail - Auto Parts (continued)
St Joe Co/The (a)	15,339 $	432	AutoZone Inc (a)	17,534 $	2,693
			O'Reilly Automotive Inc (a)	22,132	900

Regional Banks (0.30%)					5,516

Fifth Third Bancorp	356,460	3,386
			Retail - Automobile (0.17%)
Reinsurance (0.30%)			AutoNation Inc (a)	1,981	41
Axis Capital Holdings Ltd	62,925	1,791	Carmax Inc (a)	25,474	411
Endurance Specialty Holdings Ltd	4,579	153	Copart Inc (a)	38,209	1,349
Odyssey Re Holdings Corp	995	46	Penske Auto Group Inc	3,926	81

Reinsurance Group of America Inc	1,607	66			1,882

Validus Holdings Ltd	57,845	1,313	Retail - Bedding (0.77%)

		3,369	Bed Bath & Beyond Inc (a)	248,973	8,652

REITS - Diversified (0.63%)
Digital Realty Trust Inc	173,494	7,035	Retail - Bookstore (0.07%)
			Barnes & Noble Inc	33,100	762
REITS - Healthcare (0.14%)
HCP Inc	20,591	531	Retail - Catalog Shopping (0.08%)
Health Care REIT Inc	15,603	625	MSC Industrial Direct Co	22,566	885
Nationwide Health Properties Inc	14,998	435	Retail - Computer Equipment (0.19%)

		1,591	GameStop Corp (a)	97,955	2,144

REITS - Storage (0.30%)
Public Storage	46,103	3,346	Retail - Consumer Electronics (0.01%)
			RadioShack Corp	4,559	71
Rental - Auto & Equipment (0.07%)
Aaron's Inc	13,144	361	Retail - Discount (0.75%)
Rent-A-Center Inc/TX (a)	18,907	393	Big Lots Inc (a)	2,606	60

		754	BJ's Wholesale Club Inc (a)	57,256	1,909

			Dollar Tree Inc (a)	57,044	2,631
Research & Development (0.04%)			Family Dollar Stores Inc	119,767	3,763

Pharmaceutical Product Development Inc	21,697	451			8,363

Respiratory Products (0.06%)			Retail - Jewelry (0.05%)
ResMed Inc (a)	15,646	641	Tiffany & Co	18,978	566

Retail - Apparel & Shoe (3.34%)			Retail - Major Department Store (0.40%)
Abercrombie & Fitch Co	12,712	363	TJX Cos Inc	121,946	4,418
Aeropostale Inc (a)	40,555	1,476
American Eagle Outfitters Inc	89,630	1,290	Retail - Pet Food & Supplies (0.05%)
Buckle Inc/The	18,882	584	PetSmart Inc	23,356	522
Foot Locker Inc	135,630	1,503
			Retail - Petroleum Products (0.08%)
Gap Inc/The	33,211	542
			World Fuel Services Corp	20,900	917
Guess? Inc	384,870	11,188
Ltd Brands Inc	32,734	424	Retail - Regional Department Store (0.32%)
Nordstrom Inc	314,259	8,309	Kohl's Corp (a)	74,770	3,630
Phillips-Van Heusen Corp	9,489	336
Ross Stores Inc	49,976	2,203	Retail - Restaurants (1.23%)
Urban Outfitters Inc (a)	379,055	9,113	Brinker International Inc	28,048	467

		37,331	Chipotle Mexican Grill Inc (a)	21,815	2,047

Retail - Auto Parts (0.49%)			Darden Restaurants Inc	215,655	6,985
Advance Auto Parts Inc	41,595	1,923	Panera Bread Co (a)	33,897	1,863
			Tim Hortons Inc	34,383	931

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Telecommunication Equipment (0.40%)
Yum! Brands Inc	41,166 $	1,460	Alcatel-Lucent ADR	1,417,520 $	3,913

		13,753	Harris Corp	19,557	612

Retail - Sporting Goods (0.04%)					4,525

Dick's Sporting Goods Inc (a)	24,627	489	Telecommunication Equipment - Fiber Optics (0.48%)
			Ciena Corp (a)	361,580	4,035
Rubber - Tires (0.63%)			JDS Uniphase Corp (a)	236,835	1,388

Goodyear Tire & Rubber Co/The (a)	415,064	7,064			5,423

Russian Federation (0.01%)			Telecommunication Services (0.07%)
CTC Media Inc (a)	10,051	124	Amdocs Ltd (a)	7,593	182
			NeuStar Inc (a)	24,222	549

Savings & Loans - Thrifts (0.20%)					731

Capitol Federal Financial	23,861	879
			Telephone - Integrated (0.14%)
Hudson City Bancorp Inc	99,974	1,405	Frontier Communications Corp	37,862	265

		2,284	Windstream Corp	151,979	1,333

Schools (0.64%)					1,598

Apollo Group Inc (a)	66,393	4,584
			Therapeutics (0.14%)
Career Education Corp (a)	18,455	423	Warner Chilcott Ltd (a)	106,844	1,613
DeVry Inc	11,354	564
ITT Educational Services Inc (a)	10,735	1,045	Tobacco (0.33%)
Strayer Education Inc	2,589	550	Lorillard Inc	44,628	3,290

		7,166	Reynolds American Inc	10,341	450

Semiconductor Component - Integrated Circuits (1.55%)					3,740

Analog Devices Inc	82,780	2,266	Tools - Hand Held (0.21%)
Cypress Semiconductor Corp (a)	175,853	1,867	Black & Decker Corp	61,260	2,303
Integrated Device Technology Inc (a)	222,114	1,504
Linear Technology Corp	89,760	2,412	Toys (0.45%)
Marvell Technology Group Ltd (a)	642,781	8,575	Hasbro Inc	106,347	2,818
Maxim Integrated Products Inc	43,412	769	Marvel Entertainment Inc (a)	36,688	1,451

		17,393	Mattel Inc	45,655	803

					5,072

Semiconductor Equipment (2.45%)
ASML Holding NV	233,620	6,077	Transport - Marine (0.21%)
Lam Research Corp (a)	241,885	7,271	Kirby Corp (a)	37,052	1,371
Novellus Systems Inc (a)	16,493	323	Teekay Corp	5,244	93
Teradyne Inc (a)	645,090	5,083	Tidewater Inc	18,948	853

Tessera Technologies Inc (a)	44,000	1,236			2,317

Varian Semiconductor Equipment			Transport - Services (1.11%)
Associates Inc (a)	231,556	7,419	CH Robinson Worldwide Inc	172,377	9,400

		27,409

			Expeditors International of Washington Inc	34,790	1,180
Soap & Cleaning Products (0.24%)			UTI Worldwide Inc	142,274	1,796

Church & Dwight Co Inc	46,175	2,723			12,376

Steel - Producers (0.73%)			Transport - Truck (0.10%)
Nucor Corp	5,138	228	JB Hunt Transport Services Inc	14,542	406
United States Steel Corp	199,190	7,918	Landstar System Inc	19,600	719

		8,146			1,125

Steel - Specialty (0.03%)			Veterinary Diagnostics (0.03%)
Allegheny Technologies Inc	14,341	388	VCA Antech Inc (a)	14,070	360

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

	Shares	Value	(a) Non-Income Producing Security
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Vitamins & Nutrition Products (0.19%)			of investments held by the fund as of the period end were as follows:
Herbalife Ltd	56,979 $	1,961
Mead Johnson Nutrition Co	4,913	179	Unrealized Appreciation	$ 144,950

		2,140	Unrealized Depreciation	(57,886)

Water Treatment Systems (0.04%)			Net Unrealized Appreciation (Depreciation)	87,064
Nalco Holding Co	25,352	448	Cost for federal income tax purposes	974,974
			All dollar amounts are shown in thousands (000's)
Web Hosting & Design (0.04%)
Equinix Inc (a)	6,096	498	Portfolio Summary (unaudited)

			Sector	Percent

Web Portals (0.12%)			Consumer, Non-cyclical	21.53%
Earthlink Inc	58,700	496	Consumer, Cyclical	16.92%
Sohu.com Inc (a)	14,314	876	Technology	15.36%

		1,372	Industrial	11.90%

			Financial	8.55%
Wireless Equipment (0.10%)			Communications	7.37%
Crown Castle International Corp (a)	19,592	563	Energy	6.14%
			Basic Materials	4.87%
SBA Communications Corp (a)	21,711	567	Utilities	2.27%

		1,130	Other Assets in Excess of Liabilities, Net	5.09%

			TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS	$ 1,057,915

	Principal		Other Assets Summary (unaudited)

	Amount	Value	Asset Type	Percent

	(000's)	(000's)	Futures	4.61%

REPURCHASE AGREEMENTS (0.37%)
Diversified Banking Institutions (0.37%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%
dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $1,051,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 1,031 $	1,031
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$1,051,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	1,030	1,030
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $1,051,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	1,031	1,031
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$1,051,000; 1.625%; dated 04/26/2011)	1,031	1,031

		4,123

TOTAL REPURCHASE AGREEMENTS	$ 4,123

Total Investments	$ 1,062,038
Other Assets in Excess of Liabilities, Net - 5.09%		56,944

TOTAL NET ASSETS - 100.00%	$ 1,118,982

Schedule of Investments
MidCap Growth Fund III
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; September 2009	Buy	823	$ 49,798	$ 51,586	$ 1,788
All dollar amounts are shown in thousands (000's)

Schedule of Investments MidCap S&P 400 Index Fund July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.33%)			COMMON STOCKS (continued)
Advertising Sales (0.20%)			Building & Construction - Miscellaneous (0.06%)
Lamar Advertising Co (a)	21,295 $	448	Dycom Industries Inc (a)	10,914 $	139

Aerospace & Defense Equipment (0.52%)			Building & Construction Products -
Alliant Techsystems Inc (a)	9,175	722	Miscellaneous (0.05%)
BE Aerospace Inc (a)	28,274	457	Louisiana-Pacific Corp	25,546	108

		1,179	Building Products - Air & Heating (0.20%)

Airlines (0.34%)			Lennox International Inc	13,181	459
Airtran Holdings Inc (a)	33,564	243
Alaska Air Group Inc (a)	10,183	235	Building Products - Cement & Aggregate (0.47%)
JetBlue Airways Corp (a)	56,949	291	Martin Marietta Materials Inc	12,459	1,072

		769

			Casino Hotels (0.06%)
Apparel Manufacturers (0.34%)			Boyd Gaming Corp	15,660	144
Hanesbrands Inc (a)	26,502	527
Under Armour Inc (a)	10,268	250	Casino Services (0.14%)

		777	Scientific Games Corp (a)	18,110	326

Applications Software (0.11%)			Cellular Telecommunications (0.11%)
Quest Software Inc (a)	17,189	253	Syniverse Holdings Inc (a)	14,559	255

Auction House & Art Dealer (0.12%)			Chemicals - Diversified (0.57%)
Sotheby's	18,746	283	FMC Corp	20,338	989
Auto - Medium & Heavy Duty Trucks (0.25%)			Olin Corp	21,806	301

Oshkosh Corp	20,833	572			1,290

			Chemicals - Specialty (1.99%)
Auto/Truck Parts & Equipment - Original (0.48%)			Albemarle Corp	25,591	760
BorgWarner Inc	32,610	1,082	Ashland Inc	18,678	619
			Cabot Corp	18,302	335
Batteries & Battery Systems (0.55%)			Cytec Industries Inc	13,208	332
Energizer Holdings Inc (a)	19,389	1,242
			Lubrizol Corp	18,873	1,093
Beverages - Non-Alcoholic (0.46%)			Minerals Technologies Inc	5,240	228
Hansen Natural Corp (a)	20,278	629	Sensient Technologies Corp	13,632	343
PepsiAmericas Inc	15,675	420	Terra Industries Inc	27,901	814

		1,049			4,524

Building - Heavy Construction (0.14%)			Coal (0.42%)
Granite Construction Inc	9,308	315	Arch Coal Inc	45,168	786
			Patriot Coal Corp (a)	20,676	173

Building - Maintenance & Service (0.09%)					959

Rollins Inc	11,460	210	Coatings & Paint (0.56%)
			RPM International Inc	35,938	574
Building - Mobile Home & Manufactured Housing (0.10%)
Thor Industries Inc	9,930	237	Valspar Corp	28,058	710

					1,284

Building - Residential & Commercial (1.01%)			Commercial Banks (3.06%)
MDC Holdings Inc	10,344	364	Associated Banc-Corp	35,782	388
NVR Inc (a)	1,619	973	Bancorpsouth Inc	20,288	457
Ryland Group Inc	12,046	241	Bank of Hawaii Corp	13,380	513
Toll Brothers Inc (a)	36,961	723	Cathay General Bancorp	13,863	126

		2,301	City National Corp/CA	11,999	473

			Commerce Bancshares Inc	18,585	681

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (continued)
Cullen/Frost Bankers Inc	16,633 $	799	Navigant Consulting Inc (a)	13,489 $	161
FirstMerit Corp	22,935	428	SAIC Inc (a)	57,053	1,032
Fulton Financial Corp	49,141	332	Watson Wyatt Worldwide Inc	11,931	446

International Bancshares Corp	14,207	187			2,884

PacWest Bancorp	6,868	111	Consumer Products - Miscellaneous (0.58%)
SVB Financial Group (a)	9,229	325	American Greetings Corp	11,031	174
Synovus Financial Corp	78,589	276	Blyth Inc	1,692	72
TCF Financial Corp	31,548	446	Scotts Miracle-Gro Co/The	12,314	481
Trustmark Corp	13,649	272	Tupperware Brands Corp	17,524	597

Valley National Bancorp	39,681	505			1,324

Webster Financial Corp	17,944	203
Westamerica Bancorporation	8,169	427	Containers - Metal & Glass (0.22%)

		6,949	Greif Inc	9,581	492

Commercial Services (0.36%)			Containers - Paper & Plastic (0.78%)
Alliance Data Systems Corp (a)	16,253	829	Packaging Corp of America	28,677	564
			Sonoco Products Co	27,927	739
Commercial Services - Finance (1.18%)			Temple-Inland Inc	29,805	467

Deluxe Corp	14,302	224			1,770

Global Payments Inc	22,498	952
Lender Processing Services Inc	23,532	804	Cosmetics & Toiletries (0.27%)
SEI Investments Co	37,395	707	Alberto-Culver Co	23,892	612

		2,687	Data Processing & Management (0.49%)

Computer Aided Design (0.52%)			Acxiom Corp	19,149	185
ANSYS Inc (a)	24,526	767	Broadridge Financial Solutions Inc	39,257	678
Parametric Technology Corp (a)	32,427	418	Fair Isaac Corp	13,671	262

		1,185			1,125

Computer Services (0.32%)			Diagnostic Equipment (0.46%)
DST Systems Inc (a)	11,408	506	Affymetrix Inc (a)	19,783	175
SRA International Inc (a)	11,805	232	Gen-Probe Inc (a)	14,573	541

		738	Immucor Inc (a)	19,712	328

Computer Software (0.34%)					1,044

Metavante Technologies Inc (a)	25,202	776	Diagnostic Kits (0.36%)
			Idexx Laboratories Inc (a)	16,515	823
Computers (0.27%)
Palm Inc (a)	38,575	607	Direct Marketing (0.05%)
			Harte-Hanks Inc	10,673	115
Computers - Integrated Systems (0.97%)
Diebold Inc	18,539	514	Distribution & Wholesale (1.23%)
Jack Henry & Associates Inc	23,450	504	Fossil Inc (a)	12,492	329
Micros Systems Inc (a)	22,500	616	Ingram Micro Inc (a)	45,301	762
NCR Corp (a)	44,384	574	LKQ Corp (a)	39,235	704

		2,208	Owens & Minor Inc	11,656	516

Computers - Memory Devices (0.03%)			Tech Data Corp (a)	14,057	491

Imation Corp	8,481	77			2,802

			Diversified Manufacturing Operations (1.96%)
Consulting Services (1.27%)			Brink's Co/The	11,329	308
Corporate Executive Board Co	9,538	179	Carlisle Cos Inc	17,141	537
FTI Consulting Inc (a)	14,366	782	Crane Co	13,247	281
Gartner Inc (a)	16,632	284

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Design Automation (0.63%)
(continued)			Cadence Design Systems Inc (a)	73,743 $	435
Federal Signal Corp	13,627 $	121	Mentor Graphics Corp (a)	26,353	183
Harsco Corp	22,470	618	Synopsys Inc (a)	40,332	806

Matthews International Corp	8,517	266			1,424

Pentair Inc	27,504	751
SPX Corp	13,713	724	Electronic Measurement Instruments (0.78%)
Teleflex Inc	11,124	534	Itron Inc (a)	11,178	583
Trinity Industries Inc	21,994	307	National Instruments Corp	15,661	395

		4,447	Trimble Navigation Ltd (a)	33,448	793

					1,771

E-Commerce - Services (0.89%)
NetFlix Inc (a)	11,464	504	Electronic Parts Distribution (0.83%)
Priceline.com Inc (a)	11,657	1,511	Arrow Electronics Inc (a)	33,465	862

		2,015	Avnet Inc (a)	42,273	1,032

					1,894

Electric - Integrated (3.58%)
Alliant Energy Corp	30,962	810	E-Marketing & Information (0.29%)
Black Hills Corp	10,858	282	Digital River Inc (a)	10,683	378
Cleco Corp	16,903	401	Valueclick Inc (a)	24,338	280

DPL Inc	32,452	777			658

Great Plains Energy Inc	37,793	602	Engineering - Research & Development Services (1.60%)
Hawaiian Electric Industries Inc	25,616	458	Aecom Technology Corp (a)	25,657	831
IDACORP Inc	13,193	366	KBR Inc	44,906	952
MDU Resources Group Inc	51,481	1,036	Shaw Group Inc/The (a)	23,383	688
NSTAR	29,890	960	URS Corp (a)	23,283	1,178

NV Energy Inc	65,595	754			3,649

OGE Energy Corp	26,876	809	Enterprise Software & Services (0.57%)
PNM Resources Inc	24,240	296	Advent Software Inc (a)	4,376	160
Westar Energy Inc	30,411	598	Mantech International Corp (a)	5,877	313

		8,149	Sybase Inc (a)	23,270	833

Electric Products - Miscellaneous (0.43%)					1,306

AMETEK Inc	30,062	973	Environmental Monitoring & Detection (0.10%)
Electronic Components - Miscellaneous (0.42%)			Mine Safety Appliances Co	8,348	234
Gentex Corp	38,528	577	Fiduciary Banks (0.10%)
Vishay Intertechnology Inc (a)	52,209	371	Wilmington Trust Corp	19,395	223

		948

Electronic Components - Semiconductors (1.48%)			Filtration & Separation Products (0.36%)
Cree Inc (a)	24,889	798	Donaldson Co Inc	21,597	821
Fairchild Semiconductor International Inc (a)	34,655	306
			Finance - Auto Loans (0.26%)
International Rectifier Corp (a)	20,084	333
			AmeriCredit Corp (a)	37,169	583
Intersil Corp	34,204	491
Rovi Corp (a)	22,925	600	Finance - Investment Banker & Broker (0.60%)
Semtech Corp (a)	17,078	314	Jefferies Group Inc	35,429	810
Silicon Laboratories Inc (a)	12,506	536	Raymond James Financial Inc	27,552	565

		3,378			1,375

Electronic Connectors (0.17%)			Food - Baking (0.23%)
Thomas & Betts Corp (a)	14,780	394	Flowers Foods Inc	21,975	519

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Confectionery (0.08%)			Industrial Gases (0.45%)
Tootsie Roll Industries Inc	7,424 $	179	Airgas Inc	22,853 $	1,019

Food - Meat Products (0.20%)			Instruments - Controls (0.48%)
Smithfield Foods Inc (a)	33,252	451	Mettler-Toledo International Inc (a)	9,422	792
			Woodward Governor Co	15,376	302

Food - Miscellaneous/Diversified (0.81%)					1,094

Corn Products International Inc	20,871	584
Lancaster Colony Corp	5,559	253	Instruments - Scientific (0.18%)
Ralcorp Holdings Inc (a)	15,831	1,006	Varian Inc (a)	8,067	409

		1,843	Insurance Brokers (0.56%)

Food - Retail (0.11%)			Arthur J Gallagher & Co	28,041	642
Ruddick Corp	10,997	258	Brown & Brown Inc	32,480	623

					1,265

Footwear & Related Apparel (0.08%)
Timberland Co/The (a)	12,725	174	Internet Infrastructure Equipment (0.08%)
			Avocent Corp (a)	12,398	192
Funeral Services & Related Items (0.20%)
Service Corp International/US	70,227	444	Internet Infrastructure Software (0.36%)
			F5 Networks Inc (a)	21,983	816
Gas - Distribution (2.18%)
AGL Resources Inc	21,596	726	Intimate Apparel (0.20%)
Energen Corp	20,066	829	Warnaco Group Inc/The (a)	12,813	465
National Fuel Gas Co	22,253	903	Investment Companies (0.12%)
Southern Union Co	34,714	673	Apollo Investment Corp	39,800	283
UGI Corp	30,299	801
Vectren Corp	22,679	557	Investment Management & Advisory Services (1.05%)
WGL Holdings Inc	14,032	465	Affiliated Managers Group Inc (a)	11,549	763

		4,954	Eaton Vance Corp	32,715	936

Golf (0.05%)			Waddell & Reed Financial Inc	24,083	683

Callaway Golf Co	18,039	115			2,382

			Leisure & Recreation Products (0.22%)
Hazardous Waste Disposal (0.13%)			WMS Industries Inc (a)	13,680	495
Clean Harbors Inc (a)	5,549	289
			Life & Health Insurance (0.36%)
Hospital Beds & Equipment (0.35%)			Protective Life Corp	23,949	358
Hill-Rom Holdings Inc	17,513	300	StanCorp Financial Group Inc	13,719	472

Kinetic Concepts Inc (a)	15,450	489			830

		789

			Machinery - Construction & Mining (0.94%)
Human Resources (0.98%)			Bucyrus International Inc	21,027	620
Hewitt Associates Inc (a)	23,353	699	Joy Global Inc	28,604	1,064
Kelly Services Inc	7,694	91	Terex Corp (a)	30,126	457

Korn/Ferry International (a)	12,515	174			2,141

Manpower Inc	21,923	1,051
MPS Group Inc (a)	25,878	224	Machinery - Farm (0.36%)

		2,239	AGCO Corp (a)	25,867	814

Industrial Automation & Robots (0.19%)			Machinery - General Industry (1.00%)
Nordson Corp	9,400	422	IDEX Corp	22,582	616
			Roper Industries Inc	25,339	1,212

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (continued)			Medical Instruments (1.41%)
Wabtec Corp	13,367 $	450	Beckman Coulter Inc	17,666 $	1,113

		2,278	Edwards Lifesciences Corp (a)	15,673	1,025

Machinery - Print Trade (0.18%)			Techne Corp	10,422	665
Zebra Technologies Corp (a)	16,623	406	Thoratec Corp (a)	15,801	397

					3,200

Machinery - Pumps (0.18%)			Medical Laboratory & Testing Service (0.43%)
Graco Inc	16,760	415	Covance Inc (a)	17,888	987

Machinery Tools & Related Products (0.43%)			Medical Products (0.57%)
Kennametal Inc	22,439	479	Henry Schein Inc (a)	25,235	1,297
Lincoln Electric Holdings Inc	11,897	504

		983	Medical Sterilization Products (0.20%)

Medical - Biomedical/Gene (1.72%)			STERIS Corp	16,360	459
Bio-Rad Laboratories Inc (a)	5,362	415
			Metal - Iron (0.44%)
Charles River Laboratories International Inc	18,497	612
(a)			Cliffs Natural Resources Inc	36,653	1,004
OSI Pharmaceuticals Inc (a)	16,220	548	Metal Processors & Fabrication (0.54%)
United Therapeutics Corp (a)	6,514	603	Commercial Metals Co	31,487	521
Vertex Pharmaceuticals Inc (a)	48,449	1,745	Timken Co	23,838	486

		3,923	Worthington Industries Inc	16,790	222

Medical - Drugs (0.92%)					1,229

Endo Pharmaceuticals Holdings Inc (a)	32,786	689	Miscellaneous Manufacturers (0.29%)
Medicis Pharmaceutical Corp	15,901	272	Aptargroup Inc	18,956	662
Sepracor Inc (a)	30,588	531
Valeant Pharmaceuticals International (a)	23,000	593	Motion Pictures & Services (0.29%)

		2,085	DreamWorks Animation SKG Inc (a)	20,864	657

Medical - Generic Drugs (0.26%)
Perrigo Co	21,729	590	Multi-Line Insurance (0.67%)
			American Financial Group Inc/OH	21,053	514
Medical - HMO (0.29%)			Horace Mann Educators Corp	10,961	124
Health Net Inc (a)	29,063	393	Old Republic International Corp	67,319	696
WellCare Health Plans Inc (a)	11,816	263	Unitrin Inc	13,804	182

		656			1,516

Medical - Hospitals (1.03%)			Multimedia (0.29%)
Community Health Systems Inc (a)	25,880	733	Factset Research Systems Inc	11,688	663
Health Management Associates Inc (a)	69,014	416
LifePoint Hospitals Inc (a)	15,210	421	Networking Products (0.42%)
Universal Health Services Inc	13,741	764	3Com Corp (a)	108,433	409

		2,334	Polycom Inc (a)	23,460	557

					966

Medical - Nursing Homes (0.05%)
Kindred Healthcare Inc (a)	8,405	118	Non-Hazardous Waste Disposal (0.28%)
			Waste Connections Inc (a)	22,407	632
Medical - Outpatient & Home Medical Care (0.22%)
Lincare Holdings Inc (a)	19,250	504	Office Furnishings - Original (0.23%)
			Herman Miller Inc	15,052	250
Medical Information Systems (0.54%)			HNI Corp	12,560	280

Cerner Corp (a)	18,934	1,232			530

			Oil - Field Services (0.76%)
			Exterran Holdings Inc (a)	17,475	304

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Property & Casualty Insurance (continued)
Helix Energy Solutions Group Inc (a)	27,531 $	289	Mercury General Corp	9,963 $	349
Oceaneering International Inc (a)	15,311	779	WR Berkley Corp	38,502	894

Superior Energy Services Inc (a)	21,869	363			4,308

		1,735	Protection - Safety (0.15%)

Oil & Gas Drilling (1.43%)			Brink's Home Security Holdings Inc (a)	11,399	340
Helmerich & Payne Inc	29,508	1,014
Patterson-UTI Energy Inc	42,921	593	Publicly Traded Investment Fund (1.63%)
Pride International Inc (a)	48,576	1,218	iShares S&P MidCap 400 Index Fund	59,155	3,704
Unit Corp (a)	13,303	421

			Publishing - Books (0.24%)
		3,246

			John Wiley & Sons Inc	11,897	379
Oil Company - Exploration & Production (2.57%)			Scholastic Corp	7,130	161

Bill Barrett Corp (a)	10,429	329			540

Cimarex Energy Co	23,310	834
			Racetracks (0.09%)
Comstock Resources Inc (a)	13,001	501
			International Speedway Corp	7,770	199
Encore Acquisition Co (a)	14,768	526
Forest Oil Corp (a)	31,171	525	Real Estate Management & Services (0.19%)
Mariner Energy Inc (a)	28,078	337	Jones Lang LaSalle Inc	11,545	438
Newfield Exploration Co (a)	37,112	1,460
Plains Exploration & Production Co (a)	34,114	977	Recreational Centers (0.11%)
Quicksilver Resources Inc (a)	31,691	363	Life Time Fitness Inc (a)	9,917	252

		5,852

			Reinsurance (0.98%)
Oil Refining & Marketing (0.18%)			Everest Re Group Ltd	17,217	1,381
Frontier Oil Corp	29,319	408	Reinsurance Group of America Inc	20,363	845

Paper & Related Products (0.38%)					2,226

Rayonier Inc	22,106	862	REITS - Apartments (0.80%)
			BRE Properties Inc	14,340	340
Patient Monitoring Equipment (0.15%)			Camden Property Trust	17,940	529
Masimo Corp (a)	13,518	331	Essex Property Trust Inc	7,683	500
			UDR Inc	42,106	440

Pharmacy Services (0.31%)					1,809

Omnicare Inc	29,168	696
			REITS - Diversified (0.81%)
Physical Therapy & Rehabilitation Centers (0.19%)			Cousins Properties Inc	12,434	107
Psychiatric Solutions Inc (a)	15,737	425	Duke Realty Corp	62,638	595
			Liberty Property Trust	29,542	820
Pipelines (0.43%)			Potlatch Corp	11,122	329

Oneok Inc	29,469	975			1,851

Power Converter & Supply Equipment (0.26%)			REITS - Healthcare (0.54%)
Hubbell Inc	15,781	589	Nationwide Health Properties Inc	28,711	833
			Omega Healthcare Investors Inc	23,062	386

Private Corrections (0.24%)					1,219

Corrections Corp of America (a)	32,228	556
			REITS - Hotels (0.22%)
Property & Casualty Insurance (1.89%)			Hospitality Properties Trust	31,201	493
Fidelity National Financial Inc	65,714	943
			REITS - Office Property (1.16%)
First American Corp	26,089	771
			Alexandria Real Estate Equities Inc	11,018	420
Hanover Insurance Group Inc/The	14,309	563
			Corporate Office Properties Trust SBI MD	16,056	544
HCC Insurance Holdings Inc	31,399	788
			Highwoods Properties Inc	19,823	508

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (continued)			Retail - Bookstore (0.10%)
Mack-Cali Realty Corp	21,893 $	611	Barnes & Noble Inc	10,326 $	238
SL Green Realty Corp	21,497	554

		2,637	Retail - Catalog Shopping (0.26%)

			Coldwater Creek Inc (a)	13,293	97
REITS - Regional Malls (0.19%)			MSC Industrial Direct Co	12,554	493

Macerich Co/The	22,145	436			590

REITS - Shopping Centers (1.00%)			Retail - Discount (0.82%)
Equity One Inc	10,385	156	99 Cents Only Stores (a)	13,115	192
Federal Realty Investment Trust	16,541	944	BJ's Wholesale Club Inc (a)	15,533	518
Regency Centers Corp	22,394	718	Dollar Tree Inc (a)	25,157	1,160

Weingarten Realty Investors	29,789	460			1,870

		2,278	Retail - Hair Salons (0.09%)

REITS - Single Tenant (0.30%)			Regis Corp	15,494	212
Realty Income Corp	29,194	688
			Retail - Mail Order (0.15%)
REITS - Warehouse & Industrial (0.36%)			Williams-Sonoma Inc	24,252	341
AMB Property Corp	40,919	811
			Retail - Major Department Store (0.09%)
Rental - Auto & Equipment (0.41%)			Saks Inc (a)	40,403	207
Aaron's Inc	15,016	412
Rent-A-Center Inc/TX (a)	18,477	384	Retail - Pet Food & Supplies (0.35%)
United Rentals Inc (a)	16,826	126	PetSmart Inc	35,270	789

		922

			Retail - Restaurants (1.28%)
Research & Development (0.30%)			Bob Evans Farms Inc	8,591	249
Pharmaceutical Product Development Inc	32,997	685	Brinker International Inc	28,579	476
			Cheesecake Factory Inc/The (a)	16,814	326
Respiratory Products (0.38%)			Chipotle Mexican Grill Inc (a)	8,913	836
ResMed Inc (a)	21,089	865	Panera Bread Co (a)	8,707	478
Retail - Apparel & Shoe (2.98%)			Wendy's/Arby's Group Inc	116,968	536

Aeropostale Inc (a)	18,750	682			2,901

American Eagle Outfitters Inc	57,755	831	Retail - Sporting Goods (0.21%)
AnnTaylor Stores Corp (a)	16,388	198	Dick's Sporting Goods Inc (a)	23,911	475
Chico's FAS Inc (a)	49,610	569
Collective Brands Inc (a)	17,935	286	Savings & Loans - Thrifts (1.12%)
Foot Locker Inc	43,362	480	Astoria Financial Corp	22,816	222
Guess? Inc	16,474	479	First Niagara Financial Group Inc	41,909	551
J Crew Group Inc (a)	14,527	409	New York Community Bancorp Inc	96,606	1,057
Phillips-Van Heusen Corp	14,410	510	NewAlliance Bancshares Inc	29,885	366
Ross Stores Inc	35,472	1,564	Washington Federal Inc	24,640	343

Urban Outfitters Inc (a)	31,998	769			2,539

		6,777	Schools (1.11%)

Retail - Auto Parts (0.54%)			Career Education Corp (a)	20,667	473
Advance Auto Parts Inc	26,586	1,229	Corinthian Colleges Inc (a)	24,348	376
			ITT Educational Services Inc (a)	8,688	846
Retail - Automobile (0.71%)			Strayer Education Inc	3,922	833

Carmax Inc (a)	61,676	995			2,528

Copart Inc (a)	17,892	632	Semiconductor Component - Integrated Circuits (0.37%)

		1,627	Atmel Corp (a)	126,158	526

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated			Transport - Rail (0.23%)
Circuits (continued)			Kansas City Southern (a)	25,628 $	521
Integrated Device Technology Inc (a)	46,259 $	313

		839	Transport - Truck (0.87%)

Semiconductor Equipment (0.47%)			Con-way Inc	12,959	590
Lam Research Corp (a)	35,371	1,063	JB Hunt Transport Services Inc	22,937	641
			Landstar System Inc	14,366	527
Soap & Cleaning Products (0.51%)			Werner Enterprises Inc	12,018	217

Church & Dwight Co Inc	19,651	1,159			1,975

Steel - Producers (0.74%)			Veterinary Diagnostics (0.27%)
Carpenter Technology Corp	12,328	230	VCA Antech Inc (a)	23,706	606
Reliance Steel & Aluminum Co	17,856	602	Vitamins & Nutrition Products (0.25%)
Steel Dynamics Inc	52,352	857	NBTY Inc (a)	15,407	558

		1,689

Steel Pipe & Tube (0.16%)			Water (0.30%)
Valmont Industries Inc	4,917	353	Aqua America Inc	37,961	686

Telecommunication Equipment (0.65%)			Web Hosting & Design (0.38%)
ADC Telecommunications Inc (a)	27,036	197	Equinix Inc (a)	10,570	864
Adtran Inc	15,357	371
CommScope Inc (a)	22,867	585	Wireless Equipment (0.17%)
			RF Micro Devices Inc (a)	74,390	387
Plantronics Inc	13,682	324

		1,477	X-Ray Equipment (0.46%)

Telecommunication Services (0.20%)			Hologic Inc (a)	71,793	1,055

NeuStar Inc (a)	20,227	459	TOTAL COMMON STOCKS	$ 221,388

				Principal
Telephone - Integrated (0.40%)
				Amount	Value
Cincinnati Bell Inc (a)	60,123	188		(000's)	(000's)

Telephone & Data Systems Inc	28,144	725

			REPURCHASE AGREEMENTS (2.48%)
		913

			Diversified Banking Institutions (2.48%)
Textile - Home Furnishings (0.36%)			Investment in Joint Trading Account; Bank
Mohawk Industries Inc (a)	15,707	810	of America Repurchase Agreement; 0.16%
			dated 07/31/09 maturing 08/03/09
Tobacco (0.12%)			(collateralized by Sovereign Agency
			Issues; $1,435,000; 0.00% - 6.08%; dated
Universal Corp/VA	6,996	266	11/16/09 - 08/17/16)	$ 1,407 $	1,407
			Investment in Joint Trading Account; Credit
Toys (0.24%)			Suisse Repurchase Agreement; 0.19%
Marvel Entertainment Inc (a)	13,613	539	dated 07/31/09 maturing 08/03/09
			(collateralized by US Treasury Notes;
Transactional Software (0.06%)			$1,435,000; 0.875% - 5.125%; dated
ACI Worldwide Inc (a)	9,802	148	12/31/10 - 05/15/16)	1,406	1,406
			Investment in Joint Trading Account;
Transport - Equipment & Leasing (0.15%)			Deutsche Bank Repurchase Agreement;
GATX Corp	13,209	333	0.19% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
			Issues; $1,435,000; 1.625% - 5.375%;
Transport - Marine (0.53%)			dated 10/16/09 - 05/28/19)	1,407	1,407
Alexander & Baldwin Inc	11,480	335
Overseas Shipholding Group Inc	6,690	230
Tidewater Inc	14,468	651

		1,216

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$1,435,000; 1.625%; dated 04/26/2011)	$ 1,407 $	1,407

		5,627

TOTAL REPURCHASE AGREEMENTS	$ 5,627

Total Investments	$ 227,015
Other Assets in Excess of Liabilities, Net - 0.19%		440

TOTAL NET ASSETS - 100.00%	$ 227,455

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 21,423
Unrealized Depreciation		(64,982)

Net Unrealized Appreciation (Depreciation)		(43,559)
Cost for federal income tax purposes		270,574
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		20.05%
Financial		18.80%
Industrial		17.00%
Consumer, Cyclical		13.41%
Technology		7.20%
Utilities		6.06%
Energy		5.79%
Basic Materials		5.13%
Communications		4.74%
Exchange Traded Funds		1.63%
Other Assets in Excess of Liabilities, Net		0.19%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.20%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

MidCap 400; September 2009		Buy	16	$ 4,644	$ 5,015	$ 371
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Stock Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.60%)			COMMON STOCKS (continued)
Aerospace & Defense (1.43%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	433,200 $	5,636	Wisconsin Energy Corp	284,500 $	12,225

					30,490

Airlines (2.19%)
AMR Corp (a)	784,000	4,194	Electronic Components - Semiconductors (3.02%)
Continental Airlines Inc (a)	395,600	4,419	Microchip Technology Inc	440,000	11,849

		8,613	Electronic Parts Distribution (3.09%)

Auto - Medium & Heavy Duty Trucks (1.66%)			Arrow Electronics Inc (a)	471,100	12,140
Paccar Inc	188,100	6,518
			Engineering - Research & Development Services (1.68%)
Auto/Truck Parts & Equipment - Original (2.98%)			Jacobs Engineering Group Inc (a)	161,000	6,598
Magna International Inc	230,000	11,721
			Enterprise Software & Services (2.50%)
Chemicals - Specialty (3.30%)			BMC Software Inc (a)	288,433	9,815
Cabot Corp	267,600	4,897
Lubrizol Corp	139,600	8,087	Food - Dairy Products (0.71%)

		12,984	Dean Foods Co (a)	132,205	2,801

Coatings & Paint (2.34%)			Machinery Tools & Related Products (3.12%)
Valspar Corp	363,800	9,211	Lincoln Electric Holdings Inc	289,062	12,250

Commercial Banks (2.41%)			Medical - Generic Drugs (0.11%)
Cullen/Frost Bankers Inc	98,379	4,725	Mylan Inc/PA (a)	32,425	428
TCF Financial Corp	334,474	4,730

		9,455	Medical - Hospitals (2.54%)

			Universal Health Services Inc	179,700	9,993
Commercial Services (2.84%)
Weight Watchers International Inc	400,300	11,160	Medical - Wholesale Drug Distribution (0.55%)
			AmerisourceBergen Corp	110,600	2,181
Commercial Services - Finance (2.75%)
Lender Processing Services Inc	316,207	10,808	Medical Information Systems (1.74%)
			IMS Health Inc	570,982	6,852
Computers - Integrated Systems (0.76%)
Diebold Inc	108,000	2,994	Medical Instruments (2.21%)
			Edwards Lifesciences Corp (a)	133,000	8,700
Computers - Memory Devices (1.84%)
NetApp Inc (a)	321,100	7,212	Medical Laboratory & Testing Service (2.98%)
			Covance Inc (a)	212,600	11,725
Cosmetics & Toiletries (2.37%)
Estee Lauder Cos Inc/The	256,100	9,332	Non-Hazardous Waste Disposal (2.67%)
			Republic Services Inc	393,900	10,478
Data Processing & Management (2.27%)
Fidelity National Information Services Inc	380,823	8,919	Oil & Gas Drilling (1.84%)
			Nabors Industries Ltd (a)	424,358	7,223
Diversified Manufacturing Operations (2.44%)
Teleflex Inc	200,115	9,597	Oil Company - Exploration & Production (2.18%)
			Cimarex Energy Co	239,400	8,566
E-Commerce - Services (0.36%)
NetFlix Inc (a)	31,800	1,397	Oil Refining & Marketing (2.13%)
			Frontier Oil Corp	601,509	8,361
Electric - Integrated (7.76%)
DTE Energy Co	171,200	5,899	Property & Casualty Insurance (5.26%)
Northeast Utilities	537,400	12,366	Fidelity National Financial Inc	716,338	10,280

Schedule of Investments
MidCap Stock Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (continued)			Diversified Banking Institutions (continued)
HCC Insurance Holdings Inc	414,197 $	10,396	Investment in Joint Trading Account;

		20,676	Deutsche Bank Repurchase Agreement;

			0.19% dated 07/31/09 maturing 08/03/09
Reinsurance (1.53%)			(collateralized by Sovereign Agency
Max Capital Group Ltd	300,928	6,010	Issues; $3,767,000; 1.625% - 5.375%;
			dated 10/16/09 - 05/28/19)	$ 3,693 $	3,693
REITS - Office Property (1.89%)			Investment in Joint Trading Account;
Alexandria Real Estate Equities Inc	195,400	7,447	Morgan Stanley Repurchase Agreement;
			0.18% dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency Issue;
REITS - Shopping Centers (1.69%)			$3,767,000; 1.625%; dated 04/26/2011)	3,693	3,693

Tanger Factory Outlet Centers	186,500	6,628			14,774

Rental - Auto & Equipment (1.29%)			TOTAL REPURCHASE AGREEMENTS	$ 14,774

Aaron's Inc	184,935	5,080	Total Investments	$ 394,372
			Liabilities in Excess of Other Assets, Net - (0.36)%		(1,413)

Retail - Apparel & Shoe (1.09%)
Nordstrom Inc	161,770	4,277	TOTAL NET ASSETS - 100.00%	$ 392,959

Retail - Jewelry (2.62%)
			(a) Non-Income Producing Security
Tiffany & Co	344,500	10,276

Retail - Restaurants (1.52%)			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Chipotle Mexican Grill Inc (a)	63,600	5,968	of investments held by the fund as of the period end were as follows:

Savings & Loans - Thrifts (2.15%)			Unrealized Appreciation	$ 75,923
Washington Federal Inc	605,250	8,431	Unrealized Depreciation		(34,873)

Toys (2.65%)			Net Unrealized Appreciation (Depreciation)		41,050
Mattel Inc	591,900	10,406	Cost for federal income tax purposes		353,322
			All dollar amounts are shown in thousands (000's)

Transport - Marine (2.14%)
Tidewater Inc	186,500	8,392	Portfolio Summary (unaudited)

TOTAL COMMON STOCKS	$ 379,598		Sector		Percent

			Financial		18.68%
	Principal		Consumer, Non-cyclical		18.38%
	Amount	Value	Industrial		16.56%
	(000's)	(000's)	Consumer, Cyclical		14.70%

REPURCHASE AGREEMENTS (3.76%)			Technology		12.12%
			Utilities		7.76%
Diversified Banking Institutions (3.76%)			Energy		6.15%
Investment in Joint Trading Account; Bank			Basic Materials		5.65%
of America Repurchase Agreement; 0.16%			Communications		0.36%
dated 07/31/09 maturing 08/03/09			Liabilities in Excess of Other Assets, Net		(0.36%)

(collateralized by Sovereign Agency			TOTAL NET ASSETS		100.00%

Issues; $3,767,000; 0.00% - 6.08%; dated
11/16/09 - 08/17/16)	$ 3,694 $	3,694
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$3,767,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	3,694	3,694

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.35%)			COMMON STOCKS (continued)
Advertising Agencies (0.04%)			Beverages - Non-Alcoholic (0.57%)
Interpublic Group of Cos Inc (a)	81,431 $	424	Coca-Cola Enterprises Inc	176,462 $	3,316
			Dr Pepper Snapple Group Inc (a)	90,271	2,221
Aerospace & Defense (0.02%)			Hansen Natural Corp (a)	11,279	350
Spirit Aerosystems Holdings Inc (a)	17,999	234	Pepsi Bottling Group Inc	6,905	234

					6,121

Aerospace & Defense Equipment (0.26%)
Alliant Techsystems Inc (a)	33,580	2,643	Beverages - Wine & Spirits (0.15%)
BE Aerospace Inc (a)	11,850	192	Brown-Forman Corp	3,816	168

		2,835	Constellation Brands Inc (a)	106,333	1,452

					1,620

Agricultural Chemicals (0.24%)
CF Industries Holdings Inc	2,100	166	Brewery (0.33%)
Intrepid Potash Inc (a)	94,800	2,394	Molson Coors Brewing Co	79,016	3,572

		2,560

			Broadcasting Services & Programming (0.38%)
Agricultural Operations (0.36%)			Discovery Communications Inc - C Shares (a)	5,026	113
Bunge Ltd	55,243	3,865	Liberty Global Inc - A Shares (a)	128,455	2,691
			Scripps Networks Interactive	41,651	1,344

Airlines (0.39%)
					4,148

AMR Corp (a)	61,261	328
Continental Airlines Inc (a)	62,907	702	Building - Mobile Home & Manufactured Housing (0.01%)
Delta Air Lines Inc (a)	152,777	1,059	Thor Industries Inc	4,408	105
Southwest Airlines Co	277,030	2,175

		4,264	Building - Residential & Commercial (1.13%)

			Centex Corp	101,501	1,107
Apparel Manufacturers (0.35%)			DR Horton Inc	152,908	1,772
Hanesbrands Inc (a)	60,929	1,212	KB Home	17,132	286
Jones Apparel Group Inc	49,205	677	Lennar Corp	61,978	734
Polo Ralph Lauren Corp	793	50	MDC Holdings Inc	5,784	204
VF Corp	28,442	1,840	NVR Inc (a)	11,095	6,670

		3,779	Pulte Homes Inc	91,813	1,044

Appliances (0.10%)			Toll Brothers Inc (a)	22,696	444

Whirlpool Corp	17,961	1,025			12,261

			Building & Construction Products -
Applications Software (0.06%)			Miscellaneous (0.06%)
Compuware Corp (a)	94,957	696	Armstrong World Industries Inc (a)	2,882	71
			Owens Corning Inc (a)	22,021	405
Auto - Car & Light Trucks (0.21%)			USG Corp (a)	9,932	140

Ford Motor Co (a)	277,997	2,224			616

Auto - Medium & Heavy Duty Trucks (0.19%)			Building Products - Air & Heating (0.14%)
Navistar International Corp (a)	7,900	313	Lennox International Inc	44,298	1,544
Oshkosh Corp	62,778	1,723

		2,036	Building Products - Cement & Aggregate (0.03%)

			Martin Marietta Materials Inc	4,097	353
Auto/Truck Parts & Equipment - Original (0.47%)
Autoliv Inc	39,228	1,405	Building Products - Wood (0.09%)
Johnson Controls Inc	139,625	3,613	Masco Corp	73,360	1,022
WABCO Holdings Inc	1,842	35

		5,053	Cable/Satellite TV (0.89%)

			Cablevision Systems Corp	94,635	1,937
Batteries & Battery Systems (0.11%)
Energizer Holdings Inc (a)	19,361	1,240	DISH Network Corp (a)	450,647	7,639

					9,576

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Casino Hotels (0.05%)			Commercial Banks (continued)
Wynn Resorts Ltd (a)	10,215 $	523	Marshall & Ilsley Corp	133,766 $	808
			Popular Inc	75,670	96
Cellular Telecommunications (0.22%)			Regions Financial Corp	1,199,776	5,303
Leap Wireless International Inc (a)	16,465	394	Synovus Financial Corp	276,390	970
MetroPCS Communications Inc (a)	59,600	706	TCF Financial Corp	21,746	307
NII Holdings Inc (a)	57,578	1,326	Valley National Bancorp	34,631	441

		2,426	Whitney Holding Corp/LA	51,655	453

Chemicals - Diversified (0.73%)			Zions Bancorporation	33,271	452

Celanese Corp	121,920	3,133			22,024

Dow Chemical Co/The	13,488	286	Commercial Services (0.48%)
FMC Corp	33,831	1,646	Convergys Corp (a)	20,808	223
Huntsman Corp.	42,042	258	Iron Mountain Inc (a)	140,761	4,112
PPG Industries Inc	46,583	2,562	Quanta Services Inc (a)	28,498	664

		7,885	Weight Watchers International Inc	7,327	204

Chemicals - Specialty (0.98%)					5,203

Albemarle Corp	15,131	450	Commercial Services - Finance (0.36%)
Ashland Inc	36,207	1,200	Equifax Inc	6,789	177
Cabot Corp	54,862	1,004	H&R Block Inc	110,006	1,836
Cytec Industries Inc	61,295	1,538	Interactive Data Corp	4,583	104
Eastman Chemical Co	27,529	1,367	Moody's Corp	47,357	1,124
International Flavors & Fragrances Inc	22,547	795	Morningstar Inc (a)	11,570	512
Lubrizol Corp	9,429	546	Total System Services Inc	11,212	165

Sigma-Aldrich Corp	20,956	1,064			3,918

Terra Industries Inc	88,838	2,590

		10,554	Computer Aided Design (0.31%)

			ANSYS Inc (a)	9,143	286
Coal (0.53%)			Parametric Technology Corp (a)	233,900	3,019

Arch Coal Inc	47,944	835			3,305

Massey Energy Co	4,198	112
Patriot Coal Corp (a)	53,852	451	Computer Services (0.54%)
Walter Energy Inc	86,863	4,287	Affiliated Computer Services Inc (a)	71,420	3,386

		5,685	Computer Sciences Corp (a)	40,573	1,954

			DST Systems Inc (a)	11,454	508

Coatings & Paint (0.22%)					5,848

RPM International Inc	45,485	726
Sherwin-Williams Co/The	3,575	207	Computers (0.32%)
Valspar Corp	59,089	1,496	Dell Inc (a)	98,923	1,323

		2,429	Sun Microsystems Inc (a)	237,161	2,175

					3,498

Commercial Banks (2.03%)
Associated Banc-Corp	104,977	1,138	Computers - Integrated Systems (0.21%)
Bancorpsouth Inc	36,043	811	Brocade Communications Systems Inc (a)	35,798	281
Bank of Hawaii Corp	49,960	1,917	Diebold Inc	2,066	57
BOK Financial Corp	3,351	140	NCR Corp (a)	20,306	263
City National Corp/CA	40,168	1,584	Teradata Corp (a)	68,892	1,693

Commerce Bancshares Inc	49,895	1,829			2,294

Cullen/Frost Bankers Inc	37,096	1,782	Computers - Memory Devices (0.20%)
First Citizens BancShares Inc/NC	1,485	211	SanDisk Corp (a)	102,762	1,831
First Horizon National Corp (a)	134,010	1,718	Seagate Technology	11,798	142
Fulton Financial Corp	44,036	298
M&T Bank Corp	30,283	1,766

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (continued)			Diagnostic Kits (0.09%)
Western Digital Corp (a)	5,501 $	167	Idexx Laboratories Inc (a)	20,297 $	1,011

		2,140

			Dialysis Centers (0.07%)
Computers - Peripheral Equipment (0.11%)			DaVita Inc (a)	15,119	751
Lexmark International Inc (a)	85,035	1,231
			Disposable Medical Products (0.21%)
Consulting Services (0.06%)			CR Bard Inc	31,090	2,287
Genpact Ltd (a)	27,059	379
SAIC Inc (a)	13,237	240	Distribution & Wholesale (0.58%)

		619	Fastenal Co	34,145	1,215

Consumer Products - Miscellaneous (1.33%)			Genuine Parts Co	26,458	937
Clorox Co	104,160	6,355	Ingram Micro Inc (a)	117,805	1,981
Fortune Brands Inc	170,019	6,728	Tech Data Corp (a)	59,322	2,072
Jarden Corp (a)	55,192	1,360	WESCO International Inc (a)	4,888	121

		14,443			6,326

Containers - Metal & Glass (0.10%)			Diversified Manufacturing Operations (2.49%)
Ball Corp	7,716	373	3M Co	12,736	898
Greif Inc	8,026	412	Brink's Co/The	11,120	302
Owens-Illinois Inc (a)	7,867	267	Carlisle Cos Inc	44,298	1,388

		1,052	Cooper Industries Ltd	95,481	3,146

			Crane Co	26,482	562
Containers - Paper & Plastic (0.68%)
			Dover Corp	9,217	314
Bemis Co Inc	64,040	1,686
			Eaton Corp	132,318	6,870
Packaging Corp of America	23,525	463
			Harsco Corp	5,396	148
Pactiv Corp (a)	108,547	2,733
			Ingersoll-Rand Plc	47,310	1,366
Sealed Air Corp	27,159	500
			ITT Corp	35,040	1,731
Sonoco Products Co	42,607	1,128
			Leggett & Platt Inc	65,877	1,143
Temple-Inland Inc	53,535	838

			Parker Hannifin Corp	100,922	4,469
		7,348

			Pentair Inc	12,026	329
Cosmetics & Toiletries (0.20%)			SPX Corp	8,053	425
Alberto-Culver Co	18,335	470	Teleflex Inc	5,647	271
Avon Products Inc	52,652	1,705	Textron Inc	157,716	2,120

		2,175	Trinity Industries Inc	106,468	1,486

Cruise Lines (0.12%)					26,968

Royal Caribbean Cruises Ltd	88,362	1,283	Diversified Operations (0.04%)
			Leucadia National Corp	17,665	433
Data Processing & Management (0.15%)
Broadridge Financial Solutions Inc	13,051	225	E-Commerce - Services (0.58%)
Dun & Bradstreet Corp	12,836	924	Expedia Inc (a)	4,299	89
Fidelity National Information Services Inc	19,451	456	IAC/InterActiveCorp (a)	259,509	4,778

		1,605	Liberty Media Corp - Interactive (a)	217,709	1,450

Dental Supplies & Equipment (0.18%)					6,317

DENTSPLY International Inc	37,745	1,259	Electric - Generation (0.04%)
Patterson Cos Inc (a)	26,302	667	AES Corp/The	29,906	382

		1,926

Diagnostic Equipment (0.05%)			Electric - Integrated (9.05%)
Gen-Probe Inc (a)	14,813	550	Allegheny Energy Inc	9,790	247
			Alliant Energy Corp	69,675	1,823
			Ameren Corp	37,644	957

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronic Components - Semiconductors
American Electric Power Co Inc	407,711 $	12,623	(continued)
CMS Energy Corp	275,583	3,566	ON Semiconductor Corp (a)	105,710 $	772
Consolidated Edison Inc	101,570	3,998	PMC - Sierra Inc (a)	37,678	345

Constellation Energy Group Inc	148,849	4,272			7,693

DPL Inc	259,790	6,222	Electronic Connectors (0.45%)
DTE Energy Co	29,274	1,009	Amphenol Corp	139,356	4,647
Duke Energy Corp	140,846	2,180	Thomas & Betts Corp (a)	9,224	246

Edison International	270,205	8,733			4,893

Entergy Corp	91,690	7,365	Electronic Design Automation (0.14%)
Exelon Corp	23,586	1,200	Synopsys Inc (a)	75,389	1,506
FirstEnergy Corp	84,072	3,464
FPL Group Inc	42,749	2,423	Electronic Measurement Instruments (0.14%)
Great Plains Energy Inc	144,704	2,305	FLIR Systems Inc (a)	31,132	669
Hawaiian Electric Industries Inc	104,581	1,869	Trimble Navigation Ltd (a)	35,383	839

Integrys Energy Group Inc	16,704	564			1,508

MDU Resources Group Inc	124,187	2,500	Electronic Parts Distribution (0.26%)
Northeast Utilities	31,056	715	Arrow Electronics Inc (a)	61,779	1,592
NSTAR	18,782	603	Avnet Inc (a)	52,050	1,270

NV Energy Inc	91,580	1,053			2,862

OGE Energy Corp	59,547	1,792
Pepco Holdings Inc	66,449	955	Electronics - Military (0.26%)
Pinnacle West Capital Corp	50,096	1,601	L-3 Communications Holdings Inc	37,269	2,814
PPL Corp	269,000	9,089	Energy - Alternate Sources (0.03%)
Progress Energy Inc	107,961	4,258	Covanta Holding Corp (a)	21,707	367
Public Service Enterprise Group Inc	21,264	690
SCANA Corp	56,067	1,982	Engineering - Research & Development Services (0.18%)
TECO Energy Inc	102,646	1,385	KBR Inc	27,605	585
Westar Energy Inc	19,085	375	Shaw Group Inc/The (a)	24,534	722
Wisconsin Energy Corp	42,202	1,813	URS Corp (a)	12,284	622

Xcel Energy Inc	217,699	4,341			1,929

		97,972

			Engines - Internal Combustion (0.31%)
Electric Products - Miscellaneous (0.03%)			Cummins Inc	78,110	3,359
Molex Inc	20,846	370
			Enterprise Software & Services (0.11%)
Electronic Components - Miscellaneous (0.27%)			CA Inc	47,787	1,010
AVX Corp	9,595	106	Novell Inc (a)	47,278	217

Garmin Ltd	4,994	138			1,227

Jabil Circuit Inc	263,209	2,411
			Entertainment Software (0.47%)
Vishay Intertechnology Inc (a)	36,475	259

			Activision Blizzard Inc (a)	445,316	5,099
		2,914

Electronic Components - Semiconductors (0.71%)			Fiduciary Banks (0.31%)
Advanced Micro Devices Inc (a)	168,100	615	Northern Trust Corp	26,361	1,577
Altera Corp	42,450	793	State Street Corp	16,180	814
Broadcom Corp (a)	26,007	734	Wilmington Trust Corp	88,218	1,013

Fairchild Semiconductor International Inc (a)	31,678	280			3,404

Intersil Corp	94,282	1,355	Finance - Auto Loans (0.06%)
LSI Corp (a)	113,313	587	AmeriCredit Corp (a)	39,913	626
Micron Technology Inc (a)	257,501	1,645
National Semiconductor Corp	37,631	567

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (0.30%)			Forestry (0.51%)
SLM Corp (a)	360,468 $	3,205	Plum Creek Timber Co Inc	77,767 $	2,433
			Weyerhaeuser Co	88,338	3,095

Finance - Credit Card (0.48%)					5,528

Discover Financial Services	439,069	5,216
			Funeral Services & Related Items (0.11%)
Finance - Investment Banker & Broker (0.51%)			Hillenbrand Inc	42,142	764
E*Trade Financial Corp (a)	393,417	590	Service Corp International/US	60,167	380

Investment Technology Group Inc (a)	9,681	216			1,144

Jefferies Group Inc	60,316	1,379	Gas - Distribution (1.32%)
Lazard Ltd	36,482	1,350	AGL Resources Inc	37,952	1,276
Raymond James Financial Inc	98,889	2,029	Atmos Energy Corp	16,496	448

		5,564	Energen Corp	49,436	2,043

Finance - Other Services (0.32%)			National Fuel Gas Co	65,993	2,678
CME Group Inc	1,589	443	NiSource Inc	81,580	1,051
NASDAQ OMX Group Inc/The (a)	104,390	2,206	Sempra Energy	91,271	4,785
NYSE Euronext	29,116	784	Southern Union Co	63,672	1,234

		3,433	UGI Corp	19,471	515

			Vectren Corp	11,953	293

Food - Canned (0.12%)
					14,323

Del Monte Foods Co	137,725	1,330
			Gold Mining (0.02%)
Food - Confectionery (0.40%)			Royal Gold Inc	6,409	263
Hershey Co/The	9,417	376
JM Smucker Co/The	79,270	3,966	Hazardous Waste Disposal (0.07%)

		4,342	Stericycle Inc (a)	15,603	799

Food - Dairy Products (0.23%)			Home Decoration Products (0.39%)
Dean Foods Co (a)	118,465	2,510	Newell Rubbermaid Inc	328,262	4,225

Food - Meat Products (0.40%)			Hospital Beds & Equipment (0.42%)
Hormel Foods Corp	47,427	1,703	Hill-Rom Holdings Inc	42,674	731
Smithfield Foods Inc (a)	59,408	805	Kinetic Concepts Inc (a)	121,774	3,851

Tyson Foods Inc	161,108	1,842			4,582

		4,350

			Hotels & Motels (0.59%)
Food - Miscellaneous/Diversified (1.56%)			Choice Hotels International Inc	5,062	141
Campbell Soup Co	42,363	1,314	Marriott International Inc/DE	26,218	565
ConAgra Foods Inc	343,186	6,737	Starwood Hotels & Resorts Worldwide Inc	202,179	4,773
Corn Products International Inc	38,077	1,066	Wyndham Worldwide Corp	65,256	910

General Mills Inc	8,379	494			6,389

HJ Heinz Co	59,380	2,284
Kellogg Co	41,215	1,958	Human Resources (0.39%)
McCormick & Co Inc/MD	22,667	730	Hewitt Associates Inc (a)	52,680	1,577
Ralcorp Holdings Inc (a)	9,669	614	Manpower Inc	23,025	1,104
Sara Lee Corp	158,984	1,691	Monster Worldwide Inc (a)	13,138	171

		16,888	Robert Half International Inc	55,767	1,382

					4,234

Food - Retail (0.57%)
Safeway Inc	242,377	4,588	Independent Power Producer (0.30%)
SUPERVALU Inc	107,824	1,599	Dynegy Inc (a)	161,419	325

		6,187	Mirant Corp (a)	19,285	348

			NRG Energy Inc (a)	35,674	971

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Independent Power Producer (continued)			Machinery - Construction & Mining (continued)
RRI Energy Inc (a)	306,805 $	1,641	Terex Corp (a)	70,510 $	1,070

		3,285			1,483

Industrial Audio & Video Products (0.04%)			Machinery - Farm (0.11%)
Dolby Laboratories Inc (a)	10,597	441	AGCO Corp (a)	37,839	1,190

Industrial Automation & Robots (0.24%)			Machinery - General Industry (0.23%)
Rockwell Automation Inc/DE	62,472	2,587	Gardner Denver Inc (a)	25,023	731
			IDEX Corp	8,294	226
Industrial Gases (0.61%)			Manitowoc Co Inc/The	228,165	1,410
Air Products & Chemicals Inc	3,931	293	Roper Industries Inc	3,098	148

Airgas Inc	141,828	6,323			2,515

		6,616

			Machinery - Pumps (0.02%)
Instruments - Scientific (0.10%)			Graco Inc	7,856	194
PerkinElmer Inc	59,163	1,043
			Machinery Tools & Related Products (0.09%)
Insurance Brokers (1.36%)			Kennametal Inc	25,338	540
Aon Corp	48,024	1,895	Lincoln Electric Holdings Inc	10,736	455

Arthur J Gallagher & Co	1,803	41			995

Brown & Brown Inc	55,205	1,059
Erie Indemnity Co	2,170	81	Medical - Biomedical/Gene (0.35%)
Marsh & McLennan Cos Inc	384,771	7,857	Biogen Idec Inc (a)	49,377	2,348
			Charles River Laboratories International Inc	15,566	515
Willis Group Holdings Ltd	152,492	3,800	(a)

		14,733	Life Technologies Corp (a)	19,482	887

Internet Security (0.06%)					3,750

Symantec Corp (a)	42,920	641	Medical - Drugs (0.57%)
Investment Management & Advisory Services (1.95%)			Allergan Inc/United States	7,680	410
Ameriprise Financial Inc	86,699	2,410	Cephalon Inc (a)	7,817	458
Federated Investors Inc	1,473	38	Endo Pharmaceuticals Holdings Inc (a)	47,858	1,006
Franklin Resources Inc	6,328	561	Forest Laboratories Inc (a)	117,140	3,026
Invesco Ltd	799,666	15,794	King Pharmaceuticals Inc (a)	141,332	1,282

Janus Capital Group Inc	45,842	626			6,182

Legg Mason Inc	46,624	1,312	Medical - Generic Drugs (0.16%)
Waddell & Reed Financial Inc	14,041	399	Mylan Inc/PA (a)	84,957	1,121

		21,140	Watson Pharmaceuticals Inc (a)	17,199	597

Life & Health Insurance (1.61%)					1,718

Lincoln National Corp	272,389	5,772	Medical - HMO (1.01%)
Protective Life Corp	67,846	1,015	Aetna Inc	215,250	5,805
StanCorp Financial Group Inc	58,662	2,019	CIGNA Corp	78,696	2,235
Torchmark Corp	91,431	3,571	Coventry Health Care Inc (a)	56,237	1,294
Unum Group	266,177	4,996	Health Net Inc (a)	77,247	1,045

		17,373	Humana Inc (a)	17,375	571

Linen Supply & Related Items (0.10%)					10,950

Cintas Corp	40,782	1,027	Medical - Hospitals (0.35%)
			Community Health Systems Inc (a)	24,906	705
Machinery - Construction & Mining (0.14%)			Health Management Associates Inc (a)	119,932	723
Bucyrus International Inc	10,000	295	LifePoint Hospitals Inc (a)	64,631	1,788
Joy Global Inc	3,177	118	Tenet Healthcare Corp (a)	38,992	154

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Hospitals (continued)			Multi-Line Insurance (continued)
Universal Health Services Inc	7,060 $	393	Loews Corp	13,838 $	416

		3,763	Old Republic International Corp	125,567	1,298

Medical - Outpatient & Home Medical Care (0.11%)			Unitrin Inc	88,248	1,164
Lincare Holdings Inc (a)	45,016	1,179	XL Capital Ltd	303,564	4,274

					20,374

Medical - Wholesale Drug Distribution (0.14%)			Multimedia (0.61%)
AmerisourceBergen Corp	74,529	1,470	Liberty Media Corp - Entertainment (a)	40,246	1,126
			Meredith Corp	34,603	916
Medical Information Systems (0.06%)
			Viacom Inc (a)	197,653	4,577

IMS Health Inc	56,563	679
					6,619

Medical Instruments (0.40%)			Music (0.01%)
Edwards Lifesciences Corp (a)	60,197	3,937	Warner Music Group Corp (a)	10,589	59
Techne Corp	6,767	432

		4,369	Non-Ferrous Metals (0.06%)

			Titanium Metals Corp	82,024	687
Medical Laboratory & Testing Service (0.19%)
Covance Inc (a)	10,407	574	Non-Hazardous Waste Disposal (0.66%)
Laboratory Corp of America Holdings (a)	22,090	1,484	Republic Services Inc	263,862	7,019

		2,058	Waste Connections Inc (a)	4,953	139

Medical Products (0.31%)					7,158

Becton Dickinson and Co	16,170	1,053	Office Automation & Equipment (0.34%)
Cooper Cos Inc/The	45,171	1,240	Pitney Bowes Inc	35,103	725
Hospira Inc (a)	27,290	1,049	Xerox Corp	355,439	2,911

		3,342			3,636

Metal - Aluminum (0.05%)			Office Supplies & Forms (0.04%)
Century Aluminum Co (a)	64,109	537	Avery Dennison Corp	15,406	412

Metal - Iron (0.62%)			Oil - Field Services (1.27%)
Cliffs Natural Resources Inc	243,453	6,668	BJ Services Co	174,397	2,473
			Exterran Holdings Inc (a)	100,465	1,747
Metal Processors & Fabrication (0.25%)
			Helix Energy Solutions Group Inc (a)	138,147	1,449
Commercial Metals Co	106,362	1,759
			Oil States International Inc (a)	11,975	325
Timken Co	47,005	958

			SEACOR Holdings Inc (a)	4,946	393
		2,717

			Smith International Inc	115,592	2,905
Miscellaneous Manufacturers (0.03%)			Superior Energy Services Inc (a)	44,056	731
Aptargroup Inc	9,815	343	Weatherford International Ltd (a)	198,030	3,715

					13,738

Motion Pictures & Services (0.04%)
DreamWorks Animation SKG Inc (a)	12,046	380	Oil & Gas Drilling (0.92%)
			ENSCO International Inc	17,537	665
Motorcycle/Motor Scooter (0.14%)			Helmerich & Payne Inc	27,584	948
Harley-Davidson Inc	69,139	1,563	Hercules Offshore Inc (a)	139,259	660
			Nabors Industries Ltd (a)	130,559	2,222
Multi-Line Insurance (1.88%)			Patterson-UTI Energy Inc	32,009	442
American Financial Group Inc/OH	51,441	1,255	Pride International Inc (a)	131,705	3,302
American International Group Inc	13,867	182	Rowan Cos Inc	30,892	659
Assurant Inc	51,167	1,306	Unit Corp (a)	34,753	1,101

Cincinnati Financial Corp	163,730	3,954			9,999

Genworth Financial Inc	84,293	582
Hartford Financial Services Group Inc	360,416	5,943

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (5.36%)			Pipelines (continued)
Cabot Oil & Gas Corp	15,212 $	534	Spectra Energy Corp	233,483 $	4,287
Cimarex Energy Co	12,326	441	Williams Cos Inc	20,086	335

Concho Resources Inc/Midland TX (a)	10,883	334			6,522

Continental Resources Inc/OK (a)	23,177	784	Power Converter & Supply Equipment (0.18%)
Denbury Resources Inc (a)	90,649	1,505	Hubbell Inc	33,557	1,252
Encore Acquisition Co (a)	12,607	449	Sunpower Corp - Class A (a)	20,718	667

EQT Corp	145,742	5,594			1,919

Forest Oil Corp (a)	112,900	1,902
Mariner Energy Inc (a)	61,630	739	Printing - Commercial (0.11%)
Newfield Exploration Co (a)	338,941	13,331	RR Donnelley & Sons Co	84,154	1,170
Noble Energy Inc	198,609	12,139	Private Corrections (0.12%)
Pioneer Natural Resources Co	63,376	1,809	Corrections Corp of America (a)	73,999	1,277
Plains Exploration & Production Co (a)	16,073	461
Questar Corp	53,742	1,777	Property & Casualty Insurance (2.95%)
Quicksilver Resources Inc (a)	30,100	345	Arch Capital Group Ltd (a)	112,257	6,981
Range Resources Corp	190,169	8,826	Fidelity National Financial Inc	74,326	1,067
SandRidge Energy Inc (a)	65,721	614	First American Corp	27,387	809
St Mary Land & Exploration Co	28,474	680	Hanover Insurance Group Inc/The	34,787	1,368
Whiting Petroleum Corp (a)	124,398	5,717	HCC Insurance Holdings Inc	61,081	1,533

		57,981	Markel Corp (a)	1,401	442

Oil Company - Integrated (0.52%)			Mercury General Corp	9,398	330
Hess Corp	9,373	517	Progressive Corp/The	610,101	9,505
Murphy Oil Corp	86,875	5,056	Wesco Financial Corp	326	99

		5,573	White Mountains Insurance Group Ltd	1,086	280

			WR Berkley Corp	410,840	9,544

Oil Field Machinery & Equipment (0.40%)					31,958

Dril-Quip Inc (a)	102,191	4,322
			Publishing - Newspapers (0.16%)
Oil Refining & Marketing (0.29%)			Gannett Co Inc	193,536	1,355
Frontier Oil Corp	5,394	75	New York Times Co/The	44,403	349

Sunoco Inc	79,217	1,956			1,704

Tesoro Corp	85,645	1,121	Quarrying (0.64%)

		3,152	Compass Minerals International Inc	3,597	191

Paper & Related Products (0.76%)			Vulcan Materials Co	142,830	6,782

International Paper Co	205,555	3,867			6,973

MeadWestvaco Corp	104,520	2,037	Racetracks (0.10%)
Rayonier Inc	60,451	2,357	International Speedway Corp	28,038	717

		8,261	Penn National Gaming Inc (a)	11,314	359

Pharmacy Services (0.02%)					1,076

Omnicare Inc	10,926	261	Real Estate Management & Services (0.15%)
Photo Equipment & Supplies (0.09%)			Jones Lang LaSalle Inc	43,582	1,654
Eastman Kodak Co	316,046	939	Regional Banks (1.05%)
Physician Practice Management (0.06%)			Comerica Inc	39,384	939
Mednax Inc (a)	14,695	681	Fifth Third Bancorp	260,978	2,479
			Huntington Bancshares Inc/OH	185,960	761
Pipelines (0.60%)			Keycorp	503,345	2,909
El Paso Corp	138,872	1,397	SunTrust Banks Inc	221,685	4,323

Oneok Inc	15,195	503			11,411

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (1.84%)			REITS - Office Property (continued)
Allied World Assurance Co Holdings Ltd	15,303 $	665	HRPT Properties Trust	237,459 $	1,145
Aspen Insurance Holdings Ltd	14,224	354	Kilroy Realty Corp	16,464	388
Axis Capital Holdings Ltd	52,689	1,499	Mack-Cali Realty Corp	90,821	2,535
Endurance Specialty Holdings Ltd	83,623	2,790	SL Green Realty Corp	50,340	1,298

Everest Re Group Ltd	84,201	6,755			19,373

Odyssey Re Holdings Corp	3,195	148	REITS - Regional Malls (0.13%)
PartnerRe Ltd	57,927	3,973	CBL & Associates Properties Inc	141,016	838
Reinsurance Group of America Inc	34,954	1,451	Macerich Co/The	26,891	529

RenaissanceRe Holdings Ltd	37,228	1,871			1,367

Transatlantic Holdings Inc	6,596	312
Validus Holdings Ltd	6,438	146	REITS - Shopping Centers (0.63%)

		19,964	Developers Diversified Realty Corp	109,377	613

			Federal Realty Investment Trust	57,770	3,296
REITS - Apartments (0.95%)			Kimco Realty Corp	192,251	1,892
Apartment Investment & Management Co	30,167	283	Regency Centers Corp	13,274	426
AvalonBay Communities Inc	27,403	1,595	Weingarten Realty Investors	37,135	573

BRE Properties Inc	12,576	298			6,800

Camden Property Trust	50,045	1,477
Equity Residential	154,655	3,712	REITS - Single Tenant (0.04%)
Essex Property Trust Inc	31,852	2,070	Realty Income Corp	17,296	408
UDR Inc	82,199	859	REITS - Warehouse & Industrial (0.29%)

		10,294	AMB Property Corp	62,200	1,232

REITS - Diversified (0.50%)			ProLogis	211,693	1,861

Duke Realty Corp	128,421	1,219			3,093

Liberty Property Trust	52,343	1,453	Rental - Auto & Equipment (0.05%)
Vornado Realty Trust	52,899	2,699	United Rentals Inc (a)	70,728	528

		5,371

REITS - Healthcare (0.63%)			Research & Development (0.03%)
HCP Inc	27,971	721	Pharmaceutical Product Development Inc	17,519	364
Health Care REIT Inc	108,575	4,350
Nationwide Health Properties Inc	16,484	478	Retail - Apparel & Shoe (1.20%)
			Abercrombie & Fitch Co	22,813	652
Senior Housing Properties Trust	19,462	363
			American Eagle Outfitters Inc	121,130	1,743
Ventas Inc	25,562	902

			AnnTaylor Stores Corp (a)	69,898	844
		6,814

			Chico's FAS Inc (a)	2,539	29
REITS - Hotels (0.71%)			Foot Locker Inc	188,133	2,084
Hospitality Properties Trust	131,197	2,071	Gap Inc/The	27,387	447
Host Hotels & Resorts Inc	618,710	5,618	Ltd Brands Inc	120,860	1,564

		7,689	Phillips-Van Heusen Corp	12,103	428

REITS - Mortgage (0.17%)			Ross Stores Inc	77,837	3,432
Annaly Capital Management Inc	90,669	1,528	Urban Outfitters Inc (a)	74,370	1,788

Chimera Investment Corp	92,973	333			13,011

		1,861	Retail - Auto Parts (0.12%)

REITS - Office Property (1.79%)			AutoZone Inc (a)	8,402	1,290
Alexandria Real Estate Equities Inc	90,126	3,435
Boston Properties Inc	115,262	6,097	Retail - Automobile (0.16%)
Brandywine Realty Trust	95,799	784	AutoNation Inc (a)	35,672	738
Corporate Office Properties Trust SBI MD	9,536	323	Copart Inc (a)	23,480	829
Douglas Emmett Inc	331,478	3,368

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (continued)			Savings & Loans - Thrifts (0.91%)
Penske Auto Group Inc	6,074 $	125	Astoria Financial Corp	56,418 $	548

		1,692	First Niagara Financial Group Inc	25,895	341

Retail - Bedding (0.12%)			Hudson City Bancorp Inc	36,305	510
Bed Bath & Beyond Inc (a)	36,578	1,271	New York Community Bancorp Inc	415,121	4,541
			People's United Financial Inc	148,617	2,415
Retail - Bookstore (0.13%)			TFS Financial Corp	18,203	202
Barnes & Noble Inc	62,699	1,444	Washington Federal Inc	93,072	1,297

					9,854

Retail - Computer Equipment (0.01%)
GameStop Corp (a)	4,955	108	Schools (0.05%)
			Career Education Corp (a)	1,345	31
Retail - Consumer Electronics (0.13%)			Washington Post Co/The	1,028	464

RadioShack Corp	87,637	1,359			495

			Semiconductor Component - Integrated Circuits (0.37%)
Retail - Discount (0.12%)			Atmel Corp (a)	77,861	325
Big Lots Inc (a)	18,241	420	Integrated Device Technology Inc (a)	32,076	217
BJ's Wholesale Club Inc (a)	27,125	905	Linear Technology Corp	85,156	2,288

		1,325	Marvell Technology Group Ltd (a)	85,125	1,136

Retail - Drug Store (0.03%)					3,966

Rite Aid Corp (a)	187,367	274	Semiconductor Equipment (0.48%)
Retail - Jewelry (0.04%)			Kla-Tencor Corp	80,765	2,575
Signet Jewelers Ltd	14,277	315	Lam Research Corp (a)	32,955	991
Tiffany & Co	2,601	78	Novellus Systems Inc (a)	9,410	184

		393	Teradyne Inc (a)	188,890	1,488

					5,238

Retail - Mail Order (0.13%)
Williams-Sonoma Inc	97,318	1,368	Steel - Producers (0.92%)
			AK Steel Holding Corp	48,090	946
Retail - Major Department Store (1.28%)			Carpenter Technology Corp	23,997	448
JC Penney Co Inc	214,817	6,477	Reliance Steel & Aluminum Co	44,638	1,505
Sears Holdings Corp (a)	26,646	1,768	Schnitzer Steel Industries Inc	6,583	354
TJX Cos Inc	154,655	5,603	Steel Dynamics Inc	247,209	4,044

		13,848	United States Steel Corp	66,781	2,655

					9,952

Retail - Office Supplies (0.04%)
Office Depot Inc (a)	105,718	481	Steel - Specialty (0.08%)
			Allegheny Technologies Inc	31,321	848
Retail - Regional Department Store (0.74%)
Kohl's Corp (a)	97,551	4,736	Telecommunication Equipment (0.43%)
Macy's Inc	235,987	3,283	CommScope Inc (a)	156,751	4,013

		8,019	Harris Corp	7,093	222

			Tellabs Inc (a)	67,039	389

Retail - Sporting Goods (0.19%)
Dick's Sporting Goods Inc (a)	102,657	2,038			4,624

			Telecommunication Equipment - Fiber Optics (0.01%)
Retirement & Aged Care (0.01%)			JDS Uniphase Corp (a)	24,855	146
Brookdale Senior Living Inc	9,202	99
			Telecommunication Services (0.35%)
Satellite Telecommunications (0.02%)			Amdocs Ltd (a)	75,276	1,801
EchoStar Holding Corp (a)	17,540	259	Virgin Media Inc	192,876	2,015

					3,816

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telephone - Integrated (1.16%)			Transport - Services (0.03%)
CenturyTel Inc	177,429 $	5,569	Ryder System Inc	8,301 $	292
Frontier Communications Corp	42,976	301	UTI Worldwide Inc	1,842	23

Level 3 Communications Inc (a)	445,220	548			315

Qwest Communications International Inc	379,804	1,466	Transport - Truck (0.20%)
Sprint Nextel Corp (a)	875,702	3,503	Con-way Inc	9,060	413
Telephone & Data Systems Inc	33,261	856	Landstar System Inc	46,630	1,710

Windstream Corp	40,350	354			2,123

		12,597

			Travel Services (0.02%)
Television (0.23%)			Interval Leisure Group Inc (a)	21,793	230
CBS Corp	304,508	2,494
			Vitamins & Nutrition Products (0.27%)
Textile - Home Furnishings (0.16%)			Herbalife Ltd	76,271	2,624
Mohawk Industries Inc (a)	33,158	1,710	Mead Johnson Nutrition Co	4,276	156
			NBTY Inc (a)	3,952	143

Theaters (0.05%)
Regal Entertainment Group	40,994	510			2,923

			Water (0.03%)
Therapeutics (0.00%)			Aqua America Inc	18,930	342
Warner Chilcott Ltd (a)	1,548	23
			Water Treatment Systems (0.06%)
Tobacco (0.31%)			Nalco Holding Co	39,530	699
Lorillard Inc	36,562	2,695
Reynolds American Inc	15,304	666	Web Portals (0.05%)

		3,361	Yahoo! Inc (a)	34,468	494

Tools - Hand Held (0.38%)			Wire & Cable Products (0.03%)
Black & Decker Corp	10,332	388	General Cable Corp (a)	8,726	338
Snap-On Inc	90,060	3,209
Stanley Works/The	13,415	539	Wireless Equipment (0.41%)

		4,136	Crown Castle International Corp (a)	106,364	3,057

Toys (0.11%)			SBA Communications Corp (a)	51,314	1,339

Hasbro Inc	33,607	891			4,396

Mattel Inc	19,699	346	X-Ray Equipment (0.05%)

		1,237	Hologic Inc (a)	34,348	505

Transport - Equipment & Leasing (0.06%)			TOTAL COMMON STOCKS	$ 1,010,518

Aircastle Ltd	44,417	322		Principal
GATX Corp	11,399	288		Amount	Value

		610		(000's)	(000's)

Transport - Marine (0.25%)			REPURCHASE AGREEMENTS (6.09%)
Alexander & Baldwin Inc	12,568	367	Diversified Banking Institutions (6.09%)
Frontline Ltd/Bermuda	22,439	513	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
Kirby Corp (a)	10,722	397	dated 07/31/09 maturing 08/03/09
Teekay Corp	5,856	104	(collateralized by Sovereign Agency
Tidewater Inc	28,284	1,273	Issues; $16,799,000; 0.00% - 6.08%; dated

		2,654	11/16/09 - 08/17/16)	$ 16,469 $	16,469

			Investment in Joint Trading Account; Credit
Transport - Rail (0.24%)			Suisse Repurchase Agreement; 0.19%
Kansas City Southern (a)	30,763	625	dated 07/31/09 maturing 08/03/09
Norfolk Southern Corp	44,810	1,938	(collateralized by US Treasury Notes;

			$16,799,000; 0.875% - 5.125%; dated
		2,563	12/31/10 - 05/15/16)	16,470	16,470

Schedule of Investments MidCap Value Fund I July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $16,799,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	$ 16,469 $	16,469
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$16,799,000; 1.625%; dated 04/26/2011)	16,469	16,469

		65,877

TOTAL REPURCHASE AGREEMENTS	$ 65,877

Total Investments	$ 1,076,395
Other Assets in Excess of Liabilities, Net - 0.56%		6,086

TOTAL NET ASSETS - 100.00%	$ 1,082,481

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 117,100
Unrealized Depreciation	(94,351)

Net Unrealized Appreciation (Depreciation)	22,749
Cost for federal income tax purposes	1,053,646
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	29.64%
Consumer, Non-cyclical	13.20%
Utilities	10.74%
Energy	9.92%
Consumer, Cyclical	9.87%
Industrial	9.39%
Basic Materials	6.44%
Communications	5.61%
Technology	4.59%
Diversified	0.04%
Other Assets in Excess of Liabilities, Net	0.56%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.65%

Schedule of Investments
MidCap Value Fund I
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; September 2009	Buy	1,148	$ 67,728	$ 71,957	$ 4,229
All dollar amounts are shown in thousands (000's)

Schedule of Investments MidCap Value Fund III July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.75%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.25%)			Computers - Integrated Systems (0.27%)
Goodrich Corp	19,400 $	996	NCR Corp (a)	16,771 $	217

Airlines (0.21%)			Consumer Products - Miscellaneous (0.32%)
Southwest Airlines Co	20,943	164	Jarden Corp (a)	10,195	251

Apparel Manufacturers (1.75%)			Containers - Metal & Glass (1.06%)
Hanesbrands Inc (a)	51,700	1,029	Crown Holdings Inc (a)	13,626	342
Jones Apparel Group Inc	26,094	359	Owens-Illinois Inc (a)	14,780	502

		1,388			844

Beverages - Non-Alcoholic (0.19%)			Cruise Lines (0.61%)
Coca-Cola Enterprises Inc	8,171	154	Royal Caribbean Cruises Ltd	33,500	486

Building - Residential & Commercial (0.12%)			Diversified Manufacturing Operations (3.80%)
DR Horton Inc	8,193	95	Cooper Industries Ltd	5,079	167
			Eaton Corp	23,705	1,231
Building & Construction Products -			ITT Corp	26,927	1,330
Miscellaneous (0.22%)
USG Corp (a)	12,470	176	Parker Hannifin Corp	6,657	295

					3,023

Building Products - Wood (0.27%)			E-Commerce - Services (0.53%)
Masco Corp	15,289	213	Expedia Inc (a)	12,836	266
			Liberty Media Corp - Interactive (a)	23,824	159

Casino Services (2.08%)					425

International Game Technology	83,800	1,655
			Electric - Integrated (7.89%)
Chemicals - Specialty (1.12%)			CMS Energy Corp	31,336	405
Ashland Inc	12,430	412	Consolidated Edison Inc	4,312	170
Lubrizol Corp	8,228	477	DPL Inc	16,029	384

		889	DTE Energy Co	9,513	328

Coatings & Paint (0.32%)			Edison International	5,049	163
Valspar Corp	9,931	251	MDU Resources Group Inc	46,460	935
			NSTAR	10,805	347
Commercial Banks (1.85%)			Pinnacle West Capital Corp	22,900	732
Bancorpsouth Inc	17,061	384	Progress Energy Inc	16,527	652
Bank of Hawaii Corp	8,331	320	SCANA Corp	13,532	478
BOK Financial Corp	6,690	280	Xcel Energy Inc	84,298	1,681

Regions Financial Corp	110,658	489			6,275

		1,473	Electronic Components - Semiconductors (1.66%)

Commercial Services (1.09%)			Fairchild Semiconductor International Inc (a)	25,686	227
Alliance Data Systems Corp (a)	17,000	867	Microchip Technology Inc	31,300	843
			ON Semiconductor Corp (a)	13,643	99
Commercial Services - Finance (0.53%)			QLogic Corp (a)	11,800	154

Equifax Inc	8,507	221			1,323

Western Union Co/The	11,430	200

		421	Electronic Parts Distribution (0.26%)

			Arrow Electronics Inc (a)	7,975	206
Computer Services (2.48%)
Affiliated Computer Services Inc (a)	6,400	303	Electronics - Military (1.78%)
Computer Sciences Corp (a)	34,705	1,672	L-3 Communications Holdings Inc	18,717	1,413

		1,975

			Engineering - Research & Development Services (0.68%)
			KBR Inc	8,297	176

Schedule of Investments
MidCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Engineering - Research & Development			Industrial Automation & Robots (0.37%)
Services (continued)			Rockwell Automation Inc/DE	7,180 $	297
URS Corp (a)	7,145 $	361

		537	Insurance Brokers (1.46%)

Enterprise Software & Services (0.29%)			Aon Corp	4,010	158
CA Inc	10,759	227	Willis Group Holdings Ltd	40,300	1,004

					1,162

Finance - Consumer Loans (0.77%)			Internet Infrastructure Software (0.18%)
SLM Corp (a)	68,700	611	F5 Networks Inc (a)	3,947	147

Finance - Investment Banker & Broker (0.17%)			Internet Security (0.15%)
TD Ameritrade Holding Corp (a)	7,479	139	Symantec Corp (a)	7,930	118

Finance - Other Services (0.31%)			Investment Management & Advisory Services (1.30%)
NASDAQ OMX Group Inc/The (a)	11,601	245	Ameriprise Financial Inc	19,289	536
Food - Canned (0.52%)			Invesco Ltd	25,349	501

Del Monte Foods Co	43,081	416			1,037

			Life & Health Insurance (1.15%)
Food - Meat Products (0.57%)			Torchmark Corp	10,874	425
Hormel Foods Corp	7,800	280	Unum Group	26,257	493

Tyson Foods Inc	15,094	173			918

		453

			Machinery - Construction & Mining (0.15%)
Food - Miscellaneous/Diversified (0.59%)			Bucyrus International Inc	4,166	123
Sara Lee Corp	43,800	466
			Machinery - General Industry (0.40%)
Food - Retail (0.52%)			Gardner Denver Inc (a)	4,856	142
Safeway Inc	3,974	75	Roper Industries Inc	3,654	174

SUPERVALU Inc	22,681	337			316

		412

			Machinery - Pumps (0.19%)
Funeral Services & Related Items (0.38%)			Flowserve Corp	1,894	153
Service Corp International/US	47,500	300
			Medical - Drugs (0.37%)
Gas - Distribution (3.20%)			Forest Laboratories Inc (a)	11,260	291
Atmos Energy Corp	10,821	294
Centerpoint Energy Inc	72,000	868	Medical - HMO (3.06%)
Sempra Energy (b)	13,896	728	CIGNA Corp	39,447	1,120
Southern Union Co	13,322	258	Coventry Health Care Inc (a)	45,200	1,040
UGI Corp	15,088	399	Humana Inc (a)	8,378	275

		2,547			2,435

Home Decoration Products (0.42%)			Medical - Wholesale Drug Distribution (1.19%)
Newell Rubbermaid Inc	25,998	335	AmerisourceBergen Corp	18,160	358
			Cardinal Health Inc	17,700	590

Hotels & Motels (0.76%)					948

Choice Hotels International Inc	4,063	113
Wyndham Worldwide Corp	35,240	492	Medical Laboratory & Testing Service (1.10%)

			Quest Diagnostics Inc	16,000	874
		605

Independent Power Producer (0.63%)			Metal - Aluminum (0.22%)
NRG Energy Inc (a)	18,461	502	Century Aluminum Co (a)	20,694	173

Schedule of Investments
MidCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multi-Line Insurance (1.22%)			Property & Casualty Insurance (continued)
American Financial Group Inc/OH	15,484 $	378	Hanover Insurance Group Inc/The	4,182 $	164
XL Capital Ltd	42,216	594	OneBeacon Insurance Group Ltd	18,828	213

		972	Progressive Corp/The	7,424	116

Multimedia (0.50%)					1,226

McGraw-Hill Cos Inc/The	12,767	400	Regional Banks (3.87%)
			Capital One Financial Corp	44,200	1,357
Office Automation & Equipment (0.57%)			Fifth Third Bancorp	64,947	617
Pitney Bowes Inc	21,767	449	Keycorp	37,851	219
			PNC Financial Services Group Inc	24,100	883

Office Supplies & Forms (0.56%)
					3,076

Avery Dennison Corp	16,600	444
			Reinsurance (2.63%)
Oil - Field Services (0.79%)			Allied World Assurance Co Holdings Ltd	8,234	358
Oil States International Inc (a)	7,656	208	Axis Capital Holdings Ltd	33,300	948
SEACOR Holdings Inc (a)	2,704	215	PartnerRe Ltd	6,375	437
Tetra Technologies Inc (a)	26,739	206	Transatlantic Holdings Inc	7,326	346

		629			2,089

Oil Company - Exploration & Production (1.43%)			REITS - Apartments (0.29%)
Forest Oil Corp (a)	16,849	284	Essex Property Trust Inc	3,516	229
Newfield Exploration Co (a)	13,484	530
SandRidge Energy Inc (a)	34,485	323	REITS - Diversified (0.30%)

		1,137	Digital Realty Trust Inc	5,850	237

Oil Company - Integrated (2.19%)			REITS - Healthcare (0.61%)
Murphy Oil Corp	29,892	1,740	Ventas Inc	13,735	485

Oil Field Machinery & Equipment (0.66%)			REITS - Mortgage (2.48%)
Cameron International Corp (a)	9,647	301	Annaly Capital Management Inc	107,189	1,806
Dresser-Rand Group Inc (a)	7,659	223	Chimera Investment Corp	47,042	169

		524			1,975

Paper & Related Products (1.13%)			REITS - Office Property (1.71%)
International Paper Co	22,777	429	Alexandria Real Estate Equities Inc	6,816	260
MeadWestvaco Corp	23,915	466	Boston Properties Inc	10,593	560

		895	Douglas Emmett Inc	36,270	368

Pharmacy Services (1.65%)			SL Green Realty Corp	6,742	174

Omnicare Inc	55,002	1,313			1,362

			REITS - Regional Malls (0.17%)
Physician Practice Management (0.11%)
			Simon Property Group Inc	2,365	132
Mednax Inc (a)	1,837	85
			REITS - Warehouse & Industrial (0.34%)
Pipelines (2.38%)
			ProLogis	30,578	269
El Paso Corp	125,183	1,259
Spectra Energy Corp	34,321	630	Rental - Auto & Equipment (0.16%)

		1,889	Hertz Global Holdings Inc (a)	13,800	130

Private Corrections (0.42%)
Corrections Corp of America (a)	19,117	330	Retail - Apparel & Shoe (0.31%)
			Foot Locker Inc	22,316	247
Property & Casualty Insurance (1.54%)
Arch Capital Group Ltd (a)	6,894	429	Retail - Auto Parts (1.69%)
Fidelity National Financial Inc	21,200	304	Advance Auto Parts Inc	23,000	1,063

Schedule of Investments
MidCap Value Fund III
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (continued)			Theaters (0.30%)
AutoZone Inc (a)	487 $	75	Regal Entertainment Group	18,916 $	235
O'Reilly Automotive Inc (a)	5,028	205

		1,343	Tobacco (2.16%)

			Lorillard Inc	14,273	1,052
Retail - Computer Equipment (1.17%)			Reynolds American Inc	15,300	666

GameStop Corp (a)	42,577	932			1,718

Retail - Consumer Electronics (0.29%)			Tools - Hand Held (1.86%)
RadioShack Corp	14,951	232	Snap-On Inc	9,903	353
			Stanley Works/The	28,100	1,128

Retail - Discount (1.73%)					1,481

Big Lots Inc (a)	7,619	176
BJ's Wholesale Club Inc (a)	5,651	188	Toys (0.38%)
Family Dollar Stores Inc	32,056	1,007	Hasbro Inc	11,424	303

		1,371	Transport - Marine (0.26%)

Retail - Major Department Store (0.10%)			Tidewater Inc	4,595	207
JC Penney Co Inc	2,532	76
			Transport - Services (0.87%)
Retail - Regional Department Store (0.36%)			Ryder System Inc	19,600	689
Macy's Inc	20,515	285
			Vitamins & Nutrition Products (0.31%)
Savings & Loans - Thrifts (2.10%)			Herbalife Ltd	4,094	141
Hudson City Bancorp Inc	16,951	238	Mead Johnson Nutrition Co	3,000	109

New York Community Bancorp Inc	51,400	562			250

People's United Financial Inc	53,336	867	TOTAL COMMON STOCKS	$ 77,713

		1,667

				Principal
Semiconductor Component - Integrated Circuits (0.22%)				Amount	Value
Atmel Corp (a)	41,199	172		(000's)	(000's)

			REPURCHASE AGREEMENTS (0.74%)
Semiconductor Equipment (0.27%)
			Diversified Banking Institutions (0.74%)
Teradyne Inc (a)	27,428	216
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
Steel - Producers (0.54%)			dated 07/31/09 maturing 08/03/09
Reliance Steel & Aluminum Co	7,181	242	(collateralized by Sovereign Agency
Steel Dynamics Inc	11,469	188	Issues; $149,000; 0.00% - 6.08%; dated

		430	11/16/09 - 08/17/16)	$ 146 $	146

			Investment in Joint Trading Account; Credit
Telecommunication Equipment (0.60%)			Suisse Repurchase Agreement; 0.19%
CommScope Inc (a)	9,048	232	dated 07/31/09 maturing 08/03/09
Tellabs Inc (a)	41,755	242	(collateralized by US Treasury Notes;

			$149,000; 0.875% - 5.125%; dated
		474	12/31/10 - 05/15/16)	146	146

Telephone - Integrated (1.34%)			Investment in Joint Trading Account;
CenturyTel Inc	10,737	337	Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
Qwest Communications International Inc	135,901	525	(collateralized by Sovereign Agency
Sprint Nextel Corp (a)	50,814	203	Issues; $149,000; 1.625% - 5.375%; dated

		1,065	10/16/09 - 05/28/19)	146	146

Television (0.42%)
CBS Corp	40,976	336

		Schedule of Investments
		MidCap Value Fund III
		July 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$149,000; 1.625%; dated 04/26/2011)	$ 146 $	146

		584

TOTAL REPURCHASE AGREEMENTS	$ 584

Total Investments	$ 78,297
Other Assets in Excess of Liabilities, Net - 1.51%		1,204

TOTAL NET ASSETS - 100.00%	$ 79,501

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $178 or 0.22% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,047
Unrealized Depreciation		(11,748)

Net Unrealized Appreciation (Depreciation)		(2,701)
Cost for federal income tax purposes		80,998
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		25.02%
Consumer, Non-cyclical		15.37%
Industrial		13.43%
Consumer, Cyclical		12.69%
Utilities		11.73%
Energy		7.44%
Technology		5.76%
Communications		3.73%
Basic Materials		3.32%
Other Assets in Excess of Liabilities, Net		1.51%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		0.55%

	Schedule of Investments
	MidCap Value Fund III
	July 31, 2009 (unaudited)

	Futures Contracts

				Current		Unrealized
			Original	Market		Appreciation/
Type	Buy/Sell	Contracts	Value	Value		(Depreciation)

MidCap 400; September 2009	Buy	1	$ 296	$ 314		$ 18
S&P Mid 400 eMini; September 2009	Buy	2	126		125	(1)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Money Market Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (83.05%)			COMMERCIAL PAPER (continued)
Aerospace & Defense Equipment (0.49%)			Commercial Banks (continued)
United Technologies Corp			Westpac Banking Corp (continued)
0.18%, 8/25/2009 (a)	$ 12,800 $	12,799	0.73%, 9/16/2009	$ 10,000 $	9,991

					217,950

Agricultural Operations (0.73%)
Cargill Inc			Diversified Banking Institutions (5.03%)
0.18%, 8/14/2009 (a)	5,800	5,800	Goldman Sachs Group
0.20%, 8/21/2009 (a)	13,000	12,998	0.18%, 8/26/2009	2,490	2,490

			JP Morgan Chase & Co
		18,798	0.35%, 9/29/2009	10,200	10,194

Beverages - Non-Alcoholic (2.11%)			0.40%, 10/19/2009 (a)	9,950	9,942
Coca-Cola Co			0.45%, 12/ 8/2009	12,500	12,480
0.22%, 8/11/2009	12,000	11,999	0.45%, 12/ 9/2009 (a)	6,200	6,190
0.30%, 9/23/2009	12,200	12,195	0.40%, 12/15/2009 (a)	13,000	12,980
0.33%, 10/ 5/2009	9,500	9,495	0.30%, 12/21/2009 (a)	13,000	12,985
0.27%, 11/ 4/2009 (a)	11,000	10,992	Societe Generale North America Inc
0.33%, 11/ 6/2009 (a)	10,000	9,991	0.30%, 9/ 8/2009	4,330	4,329

		54,672	0.43%, 9/18/2009	950	949

Chemicals - Diversified (2.05%)			0.34%, 10/ 1/2009	6,100	6,096
BASF AG			0.67%, 10/ 6/2009	13,000	12,984
0.96%, 8/ 5/2009	11,900	11,899	0.63%, 10/ 8/2009	10,200	10,188
1.05%, 8/10/2009	14,850	14,846	0.56%, 10/16/2009	12,700	12,685
0.55%, 8/27/2009	1,270	1,269	0.37%, 12/17/2009	6,000	5,992
0.65%, 10/ 9/2009	2,800	2,797	0.42%, 12/22/2009	10,000	9,983

BASF SE					130,467

0.83%, 9/25/2009 (a)	12,500	12,484
			Diversified Financial Services (2.92%)
0.40%, 11/23/2009 (a)	10,000	9,987	General Electric Capital

		53,282	0.64%, 8/18/2009	10,000	9,997

Commercial Banks (8.40%)			0.50%, 8/20/2009	4,200	4,199
Australia & New Zealand Banking Co			Nordea North America Inc/DE
0.55%, 8/10/2009	13,700	13,698	0.30%, 8/19/2009	13,000	12,998
0.40%, 9/18/2009	12,800	12,793	0.30%, 9/ 2/2009	13,200	13,196
0.80%, 9/25/2009	13,000	12,984	Rabobank USA Financial Corp
DnB NOR Bank ASA			0.43%, 11/24/2009	12,700	12,682
0.70%, 9/28/2009	10,800	10,788	0.47%, 11/25/2009	12,000	11,982
0.50%, 10/26/2009	10,300	10,288	0.50%, 12/ 8/2009	10,800	10,781

0.51%, 10/27/2009	12,200	12,185			75,835

0.50%, 10/30/2009	11,900	11,885	Diversified Manufacturing Operations (0.39%)
0.62%, 12/10/2009	11,300	11,275	Danaher Corp
0.55%, 12/17/2009	9,100	9,081	0.16%, 8/26/2009	10,000	9,999
National Australia Funding
0.99%, 10/ 9/2009	11,000	10,979	Electric - Integrated (5.03%)
0.98%, 10/13/2009 (a)	15,000	14,970	E.ON AG
0.92%, 10/23/2009	11,200	11,176	0.70%, 8/26/2009	9,500	9,495
0.44%, 11/ 3/2009	11,000	10,987	0.67%, 9/14/2009 (a)	10,400	10,391
Toronto-Dominion Holdings USA Inc			0.67%, 10/ 2/2009 (a)	11,600	11,587
0.50%, 2/ 8/2010 (a)	9,000	8,976	0.63%, 10/22/2009 (a)	13,000	12,981
Westpac Banking Corp			0.59%, 11/ 5/2009	7,000	6,989
0.80%, 8/ 3/2009	12,900	12,899	0.59%, 11/ 6/2009	7,000	6,989
0.63%, 8/ 6/2009	12,000	11,999	GDF Suez
0.62%, 8/11/2009	9,000	8,999	0.32%, 8/17/2009 (a)	9,900	9,899
0.62%, 8/17/2009	12,000	11,997	0.32%, 8/21/2009 (a)	11,000	10,998

Schedule of Investments
Money Market Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
GDF Suez (continued)			(continued)
0.23%, 8/25/2009 (a)	$ 11,000 $	10,998	ING US Funding LLC
0.30%, 8/28/2009 (a)	10,600	10,598	0.31%, 11/10/2009	$ 7,290 $	7,284

0.25%, 9/ 1/2009	10,000	9,998			79,975

0.28%, 9/ 1/2009 (a)	10,000	9,998	Finance - Mortgage Loan/Banker (5.78%)
Southern Co Funding Corp			Fannie Mae Discount Notes
0.23%, 8/ 4/2009 (a)	9,600	9,600	0.59%, 9/21/2009	10,800	10,791

		130,521	0.75%, 11/ 2/2009	12,000	11,977

Finance - Auto Loans (5.97%)			0.66%, 11/ 9/2009	13,900	13,875
American Honda Finance Corp			Federal Home Loan Bank Discount Notes
0.45%, 8/12/2009	11,900	11,898	0.61%, 9/ 9/2009	10,000	9,993
0.53%, 8/14/2009	11,000	10,998	0.60%, 9/18/2009	5,000	4,996
0.40%, 8/18/2009	2,290	2,289	0.22%, 9/29/2009	12,800	12,795
PACCAR Financial Corp			0.41%, 1/ 5/2010	13,114	13,091
0.35%, 8/ 4/2009	12,700	12,700	0.31%, 1/15/2010	15,000	14,978
0.25%, 8/13/2009	22,100	22,098	Freddie Mac Discount Notes
0.32%, 8/14/2009	10,000	9,999	0.61%, 9/10/2009	10,900	10,893
0.34%, 8/18/2009	7,600	7,599	0.70%, 9/14/2009	5,200	5,196
0.27%, 10/22/2009	12,500	12,492	0.59%, 9/15/2009	3,500	3,497
Toyota Motor Credit Corp			0.63%, 10/13/2009	11,000	10,986
0.40%, 8/ 4/2009	11,000	11,000	0.52%, 12/ 7/2009	13,929	13,903
0.40%, 8/12/2009	12,700	12,698	0.28%, 12/14/2009	13,000	12,986

0.30%, 8/27/2009	10,000	9,998			149,957

0.35%, 9/10/2009	13,100	13,095	Finance - Other Services (2.76%)
0.32%, 10/ 7/2009	8,000	7,995	Private Export Funding
0.31%, 10/22/2009	10,000	9,993	0.42%, 8/ 7/2009	11,000	10,999

		154,852	0.32%, 11/ 4/2009	11,000	10,991

Finance - Commercial (0.38%)			0.29%, 11/13/2009	12,900	12,889
Caterpillar Financial Services Corp			0.29%, 12/ 2/2009	8,000	7,992
0.60%, 11/12/2009	9,960	9,943	0.40%, 12/14/2009	13,900	13,879
			0.45%, 3/17/2010 (a)	15,000	14,958

Finance - Credit Card (0.99%)					71,708

American Express Credit			Food - Miscellaneous/Diversified (1.90%)
0.48%, 8/ 7/2009	10,700	10,699
			Unilever Capital
0.49%, 8/19/2009	10,000	9,998	0.22%, 9/ 9/2009	11,800	11,797
0.50%, 10/19/2009	5,000	4,994	0.18%, 9/22/2009 (a)	10,400	10,397

		25,691	0.18%, 9/24/2009	13,000	12,997

Finance - Investment Banker & Broker (3.08%)			0.20%, 9/30/2009 (a)	13,990	13,985

BNP Paribas Finance Inc					49,176

0.96%, 8/ 4/2009	9,000	8,999
0.92%, 8/10/2009	13,000	12,997	Medical - Drugs (2.43%)
			Pfizer Inc
0.40%, 8/11/2009	2,320	2,320	0.32%, 11/ 3/2009 (a)	14,530	14,518
0.30%, 10/13/2009	8,000	7,995	0.32%, 12/ 3/2009 (a)	12,800	12,786
0.82%, 11/ 2/2009	15,000	14,968	0.36%, 12/ 8/2009 (a)	10,000	9,987
ING U.S. Funding			Pfizer Investment Capital
0.57%, 8/ 7/2009	1,530	1,530	0.50%, 2/10/2010	12,200	12,167
0.80%, 8/31/2009	11,000	10,993	0.47%, 2/17/2010	13,725	13,689

0.73%, 9/11/2009	12,900	12,889			63,147

Schedule of Investments
Money Market Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Oil Company - Integrated (1.82%)			Special Purpose Entity (continued)
BP Capital Markets PLC			CRC Funding LLC (continued)
0.59%, 9/ 8/2009	$ 5,950 $	5,946	0.32%, 9/14/2009 (a)	$ 13,940 $	13,934
Chevron Corp			0.38%, 9/23/2009 (a)	12,800	12,793
0.22%, 8/18/2009	10,000	9,999	0.35%, 11/ 2/2009 (a)	12,400	12,389
0.19%, 9/ 2/2009	13,000	12,998	Danske Corp
Total Capital SA			0.40%, 8/ 7/2009	9,900	9,899
0.24%, 9/24/2009 (a)	10,000	9,996	0.39%, 8/17/2009 (a)	1,390	1,390
0.24%, 9/30/2009 (a)	8,370	8,367	0.40%, 8/20/2009	8,000	7,998

		47,306	0.38%, 8/31/2009	10,700	10,697

Publicly Traded Investment Fund (3.78%)			0.34%, 9/ 3/2009 (a)	9,500	9,497
Cash Account Trust - Government & Agency			0.55%, 9/ 4/2009	10,000	9,995
DWS Government Cash Securities Port			0.36%, 9/10/2009 (a)	10,000	9,996
0.19%, 12/31/2009	32,460	32,460	0.35%, 9/17/2009	6,000	5,997
Columbia Funds Series Trust - Columbia			Gemini Securitization Corp LLC
Money Market Reserves			0.25%, 8/13/2009	13,000	12,999
0.21%, 12/31/2009	24,770	24,770
			0.38%, 8/21/2009 (a)	15,925	15,923
JP Morgan Prime Money Market Fund
0.28%, 12/31/2009	40,935	40,935	0.23%, 9/ 1/2009 (a)	10,000	9,998

		98,165	0.35%, 10/ 2/2009 (a)	13,000	12,992

			0.30%, 10/14/2009 (a)	10,000	9,994
Special Purpose Entity (26.17%)			0.30%, 10/21/2009 (a)	3,000	2,998
CAFCO LLC			Park Avenue Receivables Corp
0.35%, 8/20/2009	10,000	9,998	0.37%, 8/ 5/2009	24,000	23,999
0.35%, 8/28/2009 (a)	9,000	8,998	0.25%, 8/14/2009	7,800	7,799
0.40%, 9/ 3/2009 (a)	11,900	11,896	0.23%, 8/17/2009 (a)	15,000	14,998
0.38%, 9/11/2009 (a)	10,000	9,996	Ranger Funding Co LLC
0.38%, 9/16/2009 (a)	12,500	12,494	0.50%, 8/ 7/2009	3,660	3,660
0.35%, 10/20/2009 (a)	12,000	11,991	0.53%, 8/13/2009	12,000	11,998
Calyon North America Inc			0.43%, 9/21/2009	9,000	8,994
0.70%, 8/ 3/2009	13,000	12,999	0.45%, 9/22/2009	6,700	6,696
0.64%, 8/ 6/2009	12,400	12,399	0.32%, 10/19/2009 (a)	21,000	20,985
0.45%, 8/ 7/2009	2,010	2,010	0.33%, 11/20/2009 (a)	13,000	12,987
0.98%, 11/ 5/2009	5,000	4,987	Sheffield Receivables Corp
0.40%, 11/16/2009	12,200	12,185	0.27%, 8/ 5/2009 (a)	12,800	12,800
0.40%, 11/27/2009	13,000	12,983	0.42%, 8/ 6/2009	8,800	8,799
0.55%, 1/19/2010	8,400	8,378	0.23%, 8/19/2009 (a)	7,000	6,999
CBA Delaware Finance Inc			0.25%, 9/18/2009 (a)	13,000	12,996
0.30%, 8/31/2009	10,200	10,197	0.60%, 12/ 1/2009 (a)	12,900	12,874
0.32%, 9/ 4/2009	11,200	11,197	Yorktown Capital LLC
0.27%, 9/ 8/2009	12,000	11,996	0.50%, 8/ 3/2009 (a)	18,000	18,000
0.34%, 9/11/2009	12,600	12,595	0.26%, 9/ 4/2009 (a)	12,000	11,997
0.35%, 9/21/2009	12,000	11,994	0.45%, 9/14/2009	13,000	12,993
Charta LLC			0.30%, 9/16/2009 (a)	8,000	7,997
0.33%, 8/20/2009 (a)	12,900	12,898	0.48%, 9/17/2009	13,000	12,992

0.36%, 8/21/2009 (a)	1,920	1,920			679,233

0.32%, 9/ 8/2009	12,000	11,996
0.38%, 9/15/2009 (a)	13,000	12,994	Telephone - Integrated (0.84%)
0.37%, 9/22/2009 (a)	13,000	12,993	Verizon Communications Inc
			0.29%, 8/12/2009 (a)	12,900	12,899
0.38%, 9/24/2009 (a)	13,000	12,992
CRC Funding LLC
0.50%, 8/11/2009	11,100	11,098
0.34%, 8/24/2009	13,000	12,997

Schedule of Investments
Money Market Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			BONDS (continued)
Telephone - Integrated (continued)			Automobile Sequential (continued)
Verizon Communications Inc (continued)			Volkswagen Auto Lease Trust
0.26%, 8/27/2009 (a)	$ 9,000 $	8,998	1.45%, 5/17/2010 (b)	$ 5,851 $	5,851

		21,897			34,688

TOTAL COMMERCIAL PAPER	$ 2,155,373		Commercial Banks (0.39%)

			Svenska Handelsbanken AB
CERTIFICATE OF DEPOSIT (4.49%)			0.81%, 8/ 6/2009 (a)(b)	10,000	10,000
Commercial Banks (2.27%)
Citibank N.A.			Diversified Banking Institutions (0.96%)
0.40%, 8/27/2009	5,450	5,450	JPMorgan Chase & Co
0.35%, 10/28/2009	13,500	13,500	1.40%, 9/ 3/2009 (c)	25,000	25,000
State Street Bank & Trust Co
1.08%, 8/ 6/2009	13,000	13,000	Diversified Financial Services (0.50%)
US Bank NA			IBM International Group Capital LLC
0.90%, 8/24/2009	11,800	11,800	0.88%, 8/26/2009 (a)	13,100	13,100
0.66%, 5/18/2010	15,000	15,000

		58,750	Life & Health Insurance (0.58%)

			Monumental Global Funding III
Diversified Banking Institutions (0.89%)			1.26%, 10/19/2009 (a)(c)	15,000	15,000
Bank of America Corp
0.77%, 8/12/2009	13,000	13,000	Medical - Hospitals (0.46%)
Bank of America NA			Portland Clinic LLP/The
0.50%, 12/11/2009	10,100	10,100	0.50%, 11/20/2027	11,895	11,895

		23,100

Diversified Financial Services (0.24%)			Medical - Outpatient & Home Medical Care (0.22%)
Nordea Bank			Everett Clinic PS
1.07%, 5/21/2010	6,300	6,301	0.50%, 5/ 1/2022	5,700	5,700

Regional Banks (1.09%)			Medical Laboratory & Testing Service (0.32%)
Bank of America NA			Roche Holdings Inc
0.73%, 8/25/2009	10,000	10,000	1.66%, 8/25/2009 (a)(b)	8,300	8,300

2.35%, 8/28/2009	10,000	10,000	Money Center Banks (1.39%)
0.82%, 9/15/2009	8,290	8,290	Bank of New York Mellon/The

		28,290	0.69%, 11/ 2/2009 (b)(c)	36,000	36,000

TOTAL CERTIFICATE OF DEPOSIT	$ 116,441

			Special Purpose Entity (1.30%)
BONDS (7.63%)			Corporate Finance Managers Inc
Asset Backed Securities (0.17%)			0.40%, 2/ 2/2043	13,700	13,700
CNH Equipment Trust			NGSP Inc
1.74%, 4/15/2010 (b)	833	833	0.60%, 6/ 1/2046	20,000	20,000

John Deere Owner Trust					33,700

1.13%, 7/ 2/2010	3,711	3,711

		4,544	TOTAL BONDS	$ 197,927

Automobile Sequential (1.34%)			TAX-EXEMPT BONDS (4.66%)
Bank of America Auto Trust			Arizona (0.42%)
0.67%, 7/15/2010 (a)	16,700	16,700	Glendale Industrial Development Authority
			Bank of New York
BMW Vehicle Lease Trust			0.50%, 7/ 1/2035	7,240	7,240
0.79%, 6/15/2010	3,437	3,437
			Tucson Airport Authority Inc/AZ Bank of
Honda Auto Receivables Owner Trust			America NA
1.32%, 5/17/2010 (b)	4,053	4,053	0.60%, 12/ 1/2018	3,635	3,635

Nissan Auto Receivables Owner Trust					10,875

1.76%, 4/15/2010	4,647	4,647

Schedule of Investments
Money Market Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (1.87%)			New York (0.21%)
Abag Finance Authority for Nonprofit Corps			New York City Housing Development Corp
1.25%, 11/ 1/2031	$ 2,000 $	2,000	Landesbank Hessen-Thueringen
California Statewide Communities			1.10%, 6/ 1/2039	$ 5,500 $	5,500
Development Authority
0.67%, 8/15/2034	700	700	North Carolina (0.20%)
City of Fairfield CA Landesbank			North Carolina Capital Facilities Finance
Hessen-Thueringen			Agency
2.25%, 6/ 1/2034	2,000	2,000	0.60%, 9/ 1/2018	5,115	5,115
2.25%, 6/ 1/2034	2,700	2,700
City of Santa Rosa CA Landesbank			Oklahoma (0.22%)
Hessen-Thueringen			University Hospital Bank of America NA
2.25%, 9/ 1/2024	4,665	4,665	0.60%, 8/15/2021	5,790	5,790
Kern Water Bank Authority Wells Fargo Bank
NA			Oregon (0.04%)
0.40%, 7/ 1/2028	2,600	2,600	Lake Oswego Redevelopment Agency Wells
Los Angeles Community College District/CA			Fargo Bank NA
3.05%, 8/ 1/2009	1,800	1,800	0.55%, 6/ 1/2020	1,090	1,090
San Jose Redevelopment Agency/CA JP
Morgan Chase Bank			Washington (0.22%)
0.37%, 8/ 1/2028	32,150	32,150	Washington State Housing Finance

		48,615	Commission/WA

			0.67%, 9/ 1/2028	1,095	1,095
Colorado (0.30%)			0.70%, 12/ 1/2028	510	510
Colorado Housing & Finance Authority/CO			0.67%, 9/15/2037	2,730	2,730
Wells Fargo Bank NA
0.55%, 4/ 1/2029	325	325	0.67%, 12/15/2037	1,265	1,265

County of Kit Carson CO Wells Fargo Bank NA					5,600

0.65%, 6/ 1/2027	2,100	2,100	TOTAL TAX-EXEMPT BONDS	$ 120,905

County of Montrose CO Wells Fargo Bank NA
0.55%, 6/ 1/2010	400	400	U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS (0.50%)
Sheridan Redevelopment Agency Citibank NA			U.S. Treasury Bill (0.50%)
2.25%, 12/ 1/2029	5,000	5,000

			0.43%, 6/ 3/2010	13,000	12,952

		7,825

			TOTAL U.S. GOVERNMENT & GOVERNMENT
Georgia (0.08%)			AGENCY OBLIGATIONS	$ 12,952

Savannah College of Art & Design Inc Bank of			Total Investments	$ 2,603,598
America NA			Liabilities in Excess of Other Assets, Net - (0.33)%		(8,503)

0.60%, 4/ 1/2024	2,000	2,000
			TOTAL NET ASSETS - 100.00%	$ 2,595,095

Illinois (0.90%)
City of Chicago IL US Bank NA
1.34%, 7/ 8/2010	5,600	5,600	(a)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Memorial Health System/IL JP Morgan Chase			registration, normally to qualified institutional buyers. Unless otherwise
Bank			indicated, these securities are not considered illiquid. At the end of the
0.65%, 10/ 1/2024	17,780	17,780	period, the value of these securities totaled $771,844 or 29.74% of net

		23,380	assets.

			(b)	Variable Rate. Rate shown is in effect at July 31, 2009.
Indiana (0.10%)
			(c) Security is Illiquid
Ball State University/IN
0.55%, 9/ 1/2031	2,550	2,550

Iowa (0.10%)
Iowa Finance Authority
0.65%, 3/ 1/2018	2,565	2,565

Schedule of Investments Money Market Fund July 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	65.31%
Consumer, Non-cyclical	8.16%
Government	6.28%
Utilities	5.03%
Revenue	3.82%
Exchange Traded Funds	3.78%
Basic Materials	2.05%
Energy	1.82%
Asset Backed Securities	1.51%
Industrial	0.88%
Communications	0.84%
Insured	0.54%
Tax Allocation	0.24%
General Obligation	0.07%
Liabilities in Excess of Other Assets, Net	(0.33%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (25.21%)			BONDS (continued)
Asset Backed Securities (0.23%)			Mortgage Backed Securities (continued)
Saxon Asset Securities Trust			Fannie Mae (continued)
0.44%, 3/25/2036 (a)	$ 3,949 $	3,048	7.00%, 4/25/2032	$ 5,963 $	6,440
			5.50%, 12/25/2035 (a)	21,990	22,840
Diversified Banking Institutions (0.20%)			6.50%, 2/25/2047	2,322	2,489
Goldman Sachs Group Inc/The			Fannie Mae Grantor Trust
3.25%, 6/15/2012	2,600	2,698	7.30%, 5/25/2010	7,000	7,287
			Fannie Mae Interest Strip
Finance - Mortgage Loan/Banker (1.81%)			7.00%, 4/ 1/2024	272	44
Fannie Mae			Federal Home Loan Banks
1.75%, 3/23/2011	6,183	6,250	5.46%, 11/27/2015	2,435	2,605
5.00%, 5/11/2017	3,000	3,274	Freddie Mac
6.63%, 11/15/2030	1,300	1,630	4.50%, 7/15/2017	4,900	5,083
6.21%, 8/ 6/2038	1,250	1,442	1.21%, 2/15/2021 (a)	75	75
Freddie Mac			6.50%, 8/15/2027	375	402
2.13%, 3/23/2012	9,485	9,592	5.00%, 9/15/2027	8,837	371
SLM Student Loan Trust			6.50%, 6/15/2031	827	834
0.59%, 10/25/2016 (a)	464	463
			5.50%, 9/15/2031 (a)	1,375	1,430
0.82%, 9/17/2018 (a)	1,772	1,745

			5.50%, 1/15/2033	7,525	7,923
		24,396

			5.50%, 4/15/2033 (a)	15,000	15,596
Home Equity - Other (0.41%)			Ginnie Mae
Asset Backed Securities Corp Home Equity			3.89%, 7/16/2026	1,472	1,509
0.38%, 7/25/2036 (a)	2,239	2,042	5.08%, 1/16/2030 (a)	1,461	1,531
Morgan Stanley Home Equity Loan Trust			4.26%, 2/16/2032	2,232	2,309
0.46%, 2/25/2036 (a)	3,995	3,342	LF Rothschild Mortgage Trust
Soundview Home Equity Loan Trust			9.95%, 9/ 1/2017	31	31
0.38%, 7/25/2036 (a)	144	142	MASTR Alternative Loans Trust

		5,526	5.39%, 1/25/2020 (a)	14,923	13,402

Mortgage Backed Securities (22.56%)			5.50%, 1/25/2020	15,985	14,065
Banc of America Funding Corp			Prime Mortgage Trust
0.37%, 7/20/2036 (a)	1,263	1,095	4.75%, 10/25/2020 (a)	10,450	9,701
Banc of America Mortgage Securities Inc			Residential Funding Mortgage Securities I
4.75%, 8/25/2033	13,229	13,079	5.50%, 12/25/2033	17,000	16,532
5.50%, 5/25/2034	7,620	7,569	Structured Asset Securities Corp
Chase Mortgage Finance Corp			5.50%, 12/25/2033	9,685	9,357
6.00%, 5/25/2035	21,000	17,519	5.00%, 5/25/2035	11,916	9,451
Citicorp Mortgage Securities Inc			Wells Fargo Mortgage Backed Securities Trust
5.50%, 3/25/2035	10,338	10,171	5.50%, 11/25/2035	9,797	8,854
Countrywide Home Loan Mortgage Pass			6.00%, 4/25/2037	21,000	11,520
Through Trust			6.00%, 12/28/2037 (a)	13,056	11,593

5.00%, 11/25/2018	10,365	10,349			304,090

5.25%, 5/25/2034	16,329	15,631
5.75%, 12/25/2035	22,102	18,742	TOTAL BONDS	$ 339,758

CS First Boston Mortgage Securities Corp			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.75%, 4/25/2033	6,567	6,277	OBLIGATIONS (70.09%)
6.00%, 12/25/2033	4,620	3,918	Federal Home Loan Mortgage Corporation
Fannie Mae			(FHLMC) (33.78%)
9.00%, 5/25/2020	61	67	6.50%, 2/ 1/2011	8	8
5.00%, 8/25/2026	1,510	1,551	6.50%, 3/ 1/2011	37	39
5.00%, 2/25/2027	1,742	61	6.50%, 3/ 1/2011	7	8
0.91%, 4/25/2027 (a)	55	55	6.50%, 3/ 1/2011	21	23
5.50%, 2/25/2032	14,217	14,732	6.50%, 3/ 1/2011	68	73
			6.50%, 4/ 1/2011	2	2

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.50%, 4/ 1/2011	$ 18 $	18	6.50%, 4/ 1/2029	$ 3,367 $	3,662
7.50%, 3/ 1/2013	549	570	7.00%, 6/ 1/2029	702	766
9.00%, 9/ 1/2016	4	4	8.50%, 7/ 1/2029	213	244
6.50%, 11/ 1/2016	422	453	8.00%, 8/ 1/2030	3	3
6.00%, 4/ 1/2017	934	996	8.00%, 11/ 1/2030	2	3
6.00%, 4/ 1/2017	1,107	1,171	7.50%, 12/ 1/2030	22	25
6.00%, 5/ 1/2017	1,192	1,261	8.00%, 12/ 1/2030	86	98
9.00%, 5/ 1/2017	1	2	7.00%, 1/ 1/2031	8	9
6.50%, 6/ 1/2017	190	203	7.50%, 2/ 1/2031	196	219
6.00%, 7/ 1/2017	72	77	7.50%, 2/ 1/2031	11	13
4.50%, 4/ 1/2018	5,245	5,470	7.00%, 3/ 1/2031	189	206
5.50%, 4/ 1/2018	529	560	6.50%, 4/ 1/2031	1,141	1,232
5.50%, 11/ 1/2018	4,994	5,273	7.00%, 4/ 1/2031	477	521
5.00%, 1/ 1/2019	1,228	1,291	6.00%, 5/ 1/2031	746	788
8.50%, 4/ 1/2019	14	15	6.50%, 6/ 1/2031	3	3
9.00%, 6/ 1/2019	1	1	7.00%, 6/ 1/2031	155	168
4.50%, 7/ 1/2019	11,590	12,051	6.00%, 10/ 1/2031	31	33
6.00%, 1/ 1/2021	239	254	6.50%, 10/ 1/2031	475	512
9.00%, 5/ 1/2021	3	4	7.00%, 10/ 1/2031	252	275
9.00%, 9/ 1/2021	3	3	6.50%, 1/ 1/2032	2,969	3,192
6.50%, 12/ 1/2021	1,804	1,953	6.00%, 2/ 1/2032	83	88
9.00%, 1/ 1/2022	5	6	6.50%, 2/ 1/2032	20	21
6.50%, 4/ 1/2022	1,704	1,845	6.50%, 2/ 1/2032	80	87
6.50%, 5/ 1/2022	987	1,067	6.50%, 4/ 1/2032	66	71
6.50%, 8/ 1/2022	293	317	7.00%, 4/ 1/2032	1,015	1,104
9.00%, 8/ 1/2022	2	2	7.50%, 4/ 1/2032	144	161
6.50%, 5/ 1/2023	181	194	6.50%, 8/ 1/2032	210	226
6.50%, 7/ 1/2023	13	14	6.50%, 8/ 1/2032	87	93
4.50%, 1/ 1/2024	1,613	1,657	6.00%, 9/ 1/2032	1,326	1,401
6.50%, 1/ 1/2024	30	33	5.50%, 11/ 1/2032	4,157	4,327
4.00%, 6/ 1/2024	9,910	10,019	5.00%, 12/ 1/2032	824	847
7.00%, 7/ 1/2024	16	17	5.00%, 2/ 1/2033	7,021	7,221
6.50%, 7/ 1/2025	4	4	5.50%, 4/ 1/2033	8,100	8,409
6.50%, 7/ 1/2025	3	3	5.50%, 5/ 1/2033	393	409
6.50%, 9/ 1/2025	5	5	5.00%, 6/ 1/2033	6,972	7,153
6.50%, 9/ 1/2025	2	3	4.50%, 8/ 1/2033	3,817	3,854
6.50%, 9/ 1/2025	1	1	4.50%, 8/ 1/2033	3,582	3,617
5.00%, 10/ 1/2025	951	982	5.00%, 8/ 1/2033	11,233	11,547
6.50%, 10/ 1/2025	16	18	5.00%, 8/ 1/2033	11,367	11,666
6.50%, 10/ 1/2025	13	14	5.50%, 8/ 1/2033	7,503	7,799
6.50%, 4/ 1/2027	5	6	5.50%, 10/ 1/2033	166	173
7.00%, 1/ 1/2028	1,536	1,695	6.00%, 11/ 1/2033	4,229	4,461
6.50%, 2/ 1/2028	1	1	6.00%, 11/ 1/2033	3,790	3,998
6.00%, 6/ 1/2028	68	72	5.50%, 12/ 1/2033	10,541	10,967
5.50%, 1/ 1/2029	21	22	5.50%, 12/ 1/2033	3,986	4,147
5.50%, 3/ 1/2029	17	17	6.00%, 12/ 1/2033	3,435	3,619
6.50%, 3/ 1/2029	308	332	5.00%, 1/ 1/2034	5,881	6,045
6.50%, 3/ 1/2029	51	55	5.50%, 1/ 1/2034	10,017	10,416

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.00%, 5/ 1/2034	$ 12,177 $	12,512	6.49%, 7/ 1/2036 (a)	$ 1,935 $	2,047
5.00%, 5/ 1/2034	1,252	1,287	5.86%, 11/ 1/2036 (a)	288	301
6.00%, 5/ 1/2034	8,702	9,177	5.74%, 1/ 1/2037 (a)	10,384	10,953
6.00%, 5/ 1/2034	6,937	7,271	5.84%, 1/ 1/2037 (a)	17,041	17,947
6.00%, 9/ 1/2034	784	826	6.51%, 1/ 1/2037 (a)	1,419	1,497
5.00%, 12/ 1/2034	434	446	5.69%, 6/ 1/2037 (a)	2,242	2,357
6.00%, 1/ 1/2035	9,951	10,424	5.70%, 6/ 1/2037 (a)	1,217	1,279

6.00%, 2/ 1/2035	7,239	7,634			455,389

6.00%, 2/ 1/2035	627	661	Federal National Mortgage Association (FNMA) (28.48%)
6.50%, 4/ 1/2035	55	59	4.50%, 3/ 1/2010	40	41
5.00%, 5/ 1/2035	1,097	1,126	6.50%, 4/ 1/2010	5	5
4.50%, 6/ 1/2035	20,791	20,938	7.00%, 6/ 1/2010	5	5
5.00%, 7/ 1/2035	17,077	17,527	7.00%, 9/ 1/2010	3	3
5.00%, 7/ 1/2035	57	58	7.00%, 9/ 1/2010	2	2
5.00%, 7/ 1/2035	579	594	7.00%, 9/ 1/2010	1	1
5.50%, 9/ 1/2035	18,009	18,715	7.00%, 9/ 1/2010	1	1
5.00%, 10/ 1/2035	109	112	7.00%, 9/ 1/2010	4	4
5.50%, 10/ 1/2035	17,536	18,224	7.00%, 10/ 1/2010	1	1
5.00%, 11/ 1/2035	4,526	4,646	7.00%, 10/ 1/2010	2	2
7.00%, 7/ 1/2036	10,924	11,822	7.00%, 11/ 1/2010	1	1
6.00%, 8/ 1/2036	2,544	2,671	7.00%, 11/ 1/2010	1	1
6.00%, 10/ 1/2036 (a)	711	747	7.00%, 5/ 1/2011	6	6
7.00%, 1/ 1/2037	2,096	2,268	7.00%, 3/ 1/2012	2	2
6.50%, 2/ 1/2037	336	359	6.50%, 6/ 1/2016	22	24
6.00%, 3/ 1/2037	1,397	1,465	6.00%, 12/ 1/2016	1,282	1,369
6.00%, 3/ 1/2037	15,176	15,933	5.50%, 1/ 1/2017	2,360	2,496
6.00%, 4/ 1/2037	3,683	3,866	6.00%, 1/ 1/2017	59	63
6.00%, 5/ 1/2037	1,128	1,184	9.00%, 3/ 1/2017	2	2
5.50%, 7/ 1/2037	576	597	6.00%, 4/ 1/2017	114	122
6.50%, 12/ 1/2037	920	982	6.00%, 8/ 1/2017	2,519	2,689
6.00%, 1/ 1/2038 (a)	416	436	5.50%, 9/ 1/2017	293	310
6.00%, 1/ 1/2038	3,370	3,535	5.50%, 9/ 1/2017	68	72
6.00%, 3/ 1/2038	750	787	5.50%, 12/ 1/2017	2,977	3,149
5.50%, 4/ 1/2038	441	458	5.00%, 1/ 1/2018	458	482
6.00%, 4/ 1/2038	1,361	1,428	5.50%, 3/ 1/2018	311	329
5.50%, 5/ 1/2038	975	1,011	5.50%, 5/ 1/2018	6,086	6,435
6.00%, 6/ 1/2038	2,218	2,327	5.00%, 6/ 1/2018	10,983	11,479
6.00%, 7/ 1/2038	3,642	3,821	6.00%, 8/ 1/2018	1,236	1,309
6.00%, 10/ 1/2038	2,212	2,321	5.00%, 11/ 1/2018	1,748	1,838
4.50%, 5/ 1/2039	15,376	15,456	9.00%, 1/ 1/2019	1	1
5.00%, 5/ 1/2039	14,802	15,153	5.00%, 4/ 1/2019	438	460
4.50%, 6/ 1/2039	19,974	20,077	5.50%, 6/ 1/2019	79	83
9.50%, 6/ 1/2016	5	5	5.50%, 6/ 1/2019	93	98
9.50%, 4/ 1/2017	14	16	5.50%, 7/ 1/2019	215	227
5.18%, 10/ 1/2032 (a)	8	8	5.50%, 7/ 1/2019	48	51
5.25%, 9/ 1/2033 (a)	106	107	5.50%, 7/ 1/2019	100	106
4.69%, 8/ 1/2035 (a)	1,208	1,241	5.50%, 7/ 1/2019	118	124
6.56%, 3/ 1/2036 (a)	581	607	5.50%, 7/ 1/2019	204	215

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 8/ 1/2019	$ 55 $	58	6.00%, 1/ 1/2032	$ 1,378 $	1,459
5.50%, 8/ 1/2019	389	410	6.50%, 1/ 1/2032	430	464
5.50%, 9/ 1/2019	333	352	6.50%, 3/ 1/2032	1,102	1,189
4.50%, 12/ 1/2019	508	529	6.50%, 3/ 1/2032	492	530
4.50%, 1/ 1/2020	1,657	1,727	6.50%, 4/ 1/2032	1,543	1,664
7.00%, 5/ 1/2022	78	86	6.50%, 4/ 1/2032	69	75
8.00%, 5/ 1/2022	24	26	7.00%, 7/ 1/2032	372	409
6.00%, 12/ 1/2022	147	156	6.50%, 8/ 1/2032	742	801
8.50%, 2/ 1/2023	6	6	7.50%, 8/ 1/2032	102	113
6.50%, 9/ 1/2024	1,392	1,491	6.00%, 11/ 1/2032	115	122
8.00%, 9/ 1/2024	-	1	6.50%, 11/ 1/2032	611	659
7.50%, 12/ 1/2024	363	405	6.50%, 11/ 1/2032	1,007	1,085
8.00%, 12/ 1/2024	3	4	6.50%, 11/ 1/2032	273	294
8.00%, 1/ 1/2025	1	1	6.50%, 12/ 1/2032	1,948	2,101
8.00%, 1/ 1/2025	2	2	5.50%, 2/ 1/2033	6,922	7,210
8.50%, 9/ 1/2025	4	5	6.50%, 2/ 1/2033	913	984
5.00%, 1/ 1/2026	1,287	1,327	3.62%, 3/ 1/2033 (a)	789	800
5.50%, 6/ 1/2026	1,176	1,229	5.50%, 3/ 1/2033	4,755	4,952
7.00%, 3/ 1/2027	29	32	6.00%, 4/ 1/2033	958	1,015
3.35%, 3/ 1/2028 (a)	20	20	5.50%, 5/ 1/2033	523	547
6.50%, 8/ 1/2028	203	220	5.50%, 5/ 1/2033	4,517	4,699
7.00%, 8/ 1/2028	248	272	5.50%, 5/ 1/2033	6,119	6,364
6.50%, 9/ 1/2028	64	69	5.50%, 7/ 1/2033	3,985	4,148
6.50%, 11/ 1/2028	38	41	5.50%, 9/ 1/2033	2,358	2,454
6.50%, 11/ 1/2028	147	159	5.13%, 11/ 1/2033 (a)	13	13
6.50%, 12/ 1/2028	106	115	5.06%, 12/ 1/2033 (a)	605	631
7.00%, 12/ 1/2028	211	231	6.00%, 1/ 1/2034	5,190	5,483
6.50%, 1/ 1/2029	51	55	5.50%, 2/ 1/2034	5,024	5,229
6.50%, 2/ 1/2029	111	121	5.50%, 2/ 1/2034	17,349	18,001
6.00%, 3/ 1/2029	377	400	6.00%, 2/ 1/2034	830	874
6.50%, 3/ 1/2029	261	283	5.50%, 3/ 1/2034	4,654	4,844
6.50%, 4/ 1/2029	385	416	6.00%, 3/ 1/2034	2,696	2,843
7.00%, 4/ 1/2029	103	113	5.50%, 4/ 1/2034	4,140	4,306
7.00%, 7/ 1/2029	235	258	5.00%, 6/ 1/2034	10,956	11,253
7.50%, 7/ 1/2029	216	240	5.50%, 7/ 1/2034	4,931	5,113
7.50%, 2/ 1/2030	120	133	6.50%, 7/ 1/2034	1,821	1,956
9.00%, 9/ 1/2030	79	90	6.50%, 7/ 1/2034	3,386	3,663
7.50%, 1/ 1/2031	8	9	4.84%, 9/ 1/2034 (a)	2,638	2,707
7.50%, 5/ 1/2031	11	12	5.50%, 9/ 1/2034	15,036	15,599
6.50%, 6/ 1/2031	969	1,038	5.50%, 9/ 1/2034	3,747	3,898
6.50%, 6/ 1/2031	287	310	6.00%, 9/ 1/2034	7,116	7,454
6.50%, 6/ 1/2031	161	174	5.50%, 1/ 1/2035	9,768	10,160
6.00%, 8/ 1/2031	1,830	1,937	5.50%, 2/ 1/2035	12,071	12,549
6.50%, 9/ 1/2031	47	51	5.00%, 4/ 1/2035	877	900
7.00%, 11/ 1/2031	1,315	1,446	5.00%, 5/ 1/2035	1,180	1,211
6.00%, 12/ 1/2031	73	78	4.29%, 7/ 1/2035 (a)	852	868
6.00%, 12/ 1/2031	29	31	5.00%, 7/ 1/2035	421	433
6.50%, 12/ 1/2031	11	12	5.00%, 7/ 1/2035	3,171	3,255

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (4.99%)
5.50%, 7/ 1/2035	$ 3,488 $	3,626	5.50%, 12/15/2013	$ 13 $		14
5.00%, 8/ 1/2035	543	557	5.50%, 1/15/2014	89		95
5.08%, 8/ 1/2035 (a)	3,911	4,077	5.50%, 1/15/2014	49		52
5.50%, 9/ 1/2035	1,549	1,610	5.50%, 2/15/2014	35		38
5.61%, 11/ 1/2035 (a)	858	899	5.50%, 3/15/2014	99		105
6.50%, 2/ 1/2036	10,464	11,189	13.50%, 9/15/2014	1		1
6.50%, 4/ 1/2036	108	115	13.50%, 12/15/2014	4		5
6.50%, 5/ 1/2036	12,808	13,722	9.50%, 4/15/2016	5		5
6.50%, 8/ 1/2036	1,702	1,823	8.00%, 8/15/2016	67		74
6.50%, 8/ 1/2036	676	725	9.50%, 9/15/2016	4		5
6.00%, 9/ 1/2036	1,333	1,401	9.50%, 11/15/2016	23		25
6.01%, 10/ 1/2036 (a)	4,932	5,184	8.00%, 12/15/2016	13		14
6.50%, 10/ 1/2036	429	460	7.50%, 4/15/2017	7		8
6.50%, 11/ 1/2036	453	485	7.50%, 4/15/2017	52		56
5.50%, 2/ 1/2037	2,988	3,101	7.50%, 4/15/2017	45		49
5.50%, 2/ 1/2037	102	106	8.00%, 4/15/2017	14		16
6.00%, 4/ 1/2037	15,843	16,633	8.00%, 4/15/2017	11		12
5.75%, 5/ 1/2037 (a)	3,807	4,007	8.00%, 4/15/2017	18		20
6.16%, 5/ 1/2037 (a)	1,497	1,583	7.50%, 5/15/2017	14		15
5.00%, 6/ 1/2037	8,161	8,365	8.00%, 5/15/2017	12		13
5.50%, 6/ 1/2037	1,372	1,423	8.00%, 6/15/2017	14		16
5.50%, 6/ 1/2037	1,799	1,867	8.00%, 6/15/2017	17		19
6.50%, 7/ 1/2037	184	197	8.00%, 7/15/2017	9		10
6.50%, 7/ 1/2037	243	261	9.50%, 7/15/2017	35		39
6.50%, 8/ 1/2037	805	862	9.50%, 7/15/2017	21		23
6.50%, 10/ 1/2037	1,158	1,240	9.50%, 10/15/2017	12		13
6.00%, 11/ 1/2037	1,893	1,987	9.50%, 11/15/2017	24		26
6.50%, 1/ 1/2038	104	112	7.50%, 7/15/2018	20		22
5.50%, 2/ 1/2038	2,902	3,010	9.50%, 9/15/2020	16		18
6.00%, 2/ 1/2038	1,363	1,430	9.50%, 8/15/2021	207		232
6.00%, 2/ 1/2038 (a)	1,300	1,365	9.00%, 11/15/2021	212		237
6.50%, 2/ 1/2038	168	180	7.50%, 12/15/2021	38		42
5.50%, 3/ 1/2038	1,810	1,877	7.50%, 12/15/2021	28		31
5.50%, 3/ 1/2038	4,107	4,260	7.50%, 2/15/2022	52		58
6.00%, 3/ 1/2038	431	452	8.00%, 2/15/2022	55		62
6.00%, 3/ 1/2038	1,368	1,436	7.50%, 3/15/2022	5		6
6.50%, 3/ 1/2038	164	175	7.50%, 3/15/2022	12		14
6.00%, 4/ 1/2038	1,575	1,653	7.50%, 3/15/2022	33		36
5.50%, 5/ 1/2038	1,832	1,901	7.50%, 4/15/2022	20		22
6.00%, 5/ 1/2038	18,160	19,056	7.50%, 4/15/2022	18		20
6.50%, 5/ 1/2038	83	89	7.50%, 4/15/2022	38		42
5.50%, 6/ 1/2038	1,060	1,099	7.50%, 4/15/2022	20		23
6.00%, 7/ 1/2038	2,311	2,425	8.00%, 4/15/2022	76		86
5.50%, 9/ 1/2038	2,763	2,866	7.50%, 5/15/2022	36		40
5.50%, 11/ 1/2038	2,309	2,394	7.50%, 7/15/2022	59		66
5.00%, 4/ 1/2039	19,352	19,826	7.50%, 8/15/2022	23		26
4.00%, 5/ 1/2039	13,921	13,666	7.50%, 8/15/2022	29		32

		383,947	7.50%, 8/15/2022	6		7

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 8/15/2022	$ 2 $	2	7.00%, 12/15/2023	$ 62 $		68
7.50%, 8/15/2022	10	11	6.00%, 1/15/2024	48		51
7.50%, 8/15/2022	15	17	6.50%, 1/15/2024	62		67
7.50%, 8/15/2022	76	85	6.50%, 1/15/2024	25		27
7.50%, 8/15/2022	67	74	6.50%, 1/15/2024	90		96
7.00%, 11/15/2022	39	43	6.50%, 1/15/2024	33		36
7.00%, 11/15/2022	10	11	6.50%, 1/15/2024	62		66
7.00%, 11/15/2022	61	67	6.50%, 1/15/2024	68		72
7.00%, 11/15/2022	18	20	6.50%, 1/15/2024	25		27
7.50%, 11/15/2022	30	34	6.50%, 1/15/2024	36		38
7.00%, 12/15/2022	14	16	6.00%, 2/15/2024	58		62
7.00%, 12/15/2022	118	129	6.00%, 2/15/2024	133		141
7.00%, 1/15/2023	50	55	6.00%, 2/15/2024	62		65
7.00%, 1/15/2023	20	22	6.00%, 3/15/2024	34		36
7.00%, 1/15/2023	19	20	6.50%, 3/15/2024	158		169
7.00%, 2/15/2023	144	158	6.50%, 3/15/2024	26		27
7.50%, 2/15/2023	6	6	7.50%, 3/15/2024	66		74
7.50%, 2/15/2023	20	23	6.50%, 4/15/2024	55		59
7.00%, 3/15/2023	26	28	6.50%, 7/15/2024	175		187
7.50%, 5/15/2023	21	23	7.50%, 8/15/2024	6		7
7.50%, 5/15/2023	7	8	7.25%, 9/15/2025	73		81
7.50%, 5/15/2023	80	89	6.50%, 10/15/2025	41		44
7.50%, 6/15/2023	23	25	6.50%, 1/15/2026	28		30
7.00%, 7/15/2023	25	27	7.00%, 1/15/2026	58		63
7.00%, 7/15/2023	89	97	6.50%, 3/15/2026	45		48
7.00%, 7/15/2023	29	31	7.00%, 5/15/2026	9		10
7.00%, 8/15/2023	27	29	7.00%, 1/15/2027	68		75
6.50%, 9/15/2023	35	38	7.00%, 3/15/2027	39		43
6.50%, 9/15/2023	61	65	7.50%, 4/15/2027	6		6
6.50%, 9/15/2023	46	49	7.50%, 5/15/2027	33		36
6.50%, 9/15/2023	66	70	7.50%, 5/15/2027	16		17
6.00%, 10/15/2023	306	325	7.50%, 6/15/2027	39		43
6.50%, 10/15/2023	52	55	7.00%, 10/15/2027	17		19
6.50%, 10/15/2023	26	27	7.00%, 10/15/2027	60		65
7.00%, 10/15/2023	52	57	7.00%, 10/15/2027	4		5
7.50%, 10/15/2023	10	11	7.00%, 10/15/2027	4		4
6.00%, 11/15/2023	150	159	7.00%, 11/15/2027	6		6
6.00%, 11/15/2023	114	121	7.00%, 11/15/2027	130		142
6.50%, 11/15/2023	21	22	7.00%, 12/15/2027	4		4
7.50%, 11/15/2023	35	39	7.00%, 12/15/2027	4		4
6.00%, 12/15/2023	86	92	7.00%, 12/15/2027	57		63
6.00%, 12/15/2023	67	71	6.50%, 2/15/2028	23		24
6.00%, 12/15/2023	3	3	7.00%, 2/15/2028	2		2
6.50%, 12/15/2023	116	124	7.00%, 2/15/2028	1		1
6.50%, 12/15/2023	88	94	7.00%, 4/15/2028	3		3
6.50%, 12/15/2023	73	78	7.00%, 4/15/2028	104		114
6.50%, 12/15/2023	35	38	7.00%, 5/15/2028	1		1
7.00%, 12/15/2023	33	36	7.00%, 6/15/2028	187		205

Schedule of Investments
Mortgage Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 12/15/2028	$ 153 $	168	6.50%, 3/20/2031	$ 326 $	352
7.00%, 1/15/2029	128	141	6.50%, 4/20/2031	255	275
7.00%, 3/15/2029	128	141	7.00%, 6/20/2031	183	201
7.00%, 4/15/2029	108	119	6.00%, 5/20/2032 (a)	1,542	1,622
7.00%, 4/15/2029	234	257	5.50%, 7/20/2033	7,882	8,221
7.50%, 8/15/2029	274	306	6.00%, 7/20/2033	5,104	5,380
7.50%, 9/15/2029	70	78	5.50%, 2/20/2034	8,397	8,752
7.50%, 9/15/2029	95	107	5.50%, 3/20/2034	7,918	8,253
7.50%, 10/15/2029	129	144	6.50%, 4/20/2034	2,012	2,144
7.50%, 11/15/2029	120	134	6.50%, 5/20/2034	1,660	1,769
7.50%, 11/15/2029	97	109	5.50%, 5/20/2035	1,095	1,140

7.75%, 12/15/2029	53	60			67,213

8.00%, 12/15/2030	16	18	U.S. Treasury (1.43%)
7.00%, 5/15/2031	31	34	1.50%, 10/31/2010	3,500	3,536
6.50%, 7/15/2031	9	10	1.88%, 2/28/2014	6,478	6,334
7.00%, 7/15/2031	8	9	4.13%, 5/15/2015	8,750	9,357

7.00%, 7/15/2031	1	1			19,227

7.00%, 9/15/2031	9	10
6.50%, 10/15/2031	68	74	U.S. Treasury Inflation-Indexed Obligations (0.85%)
6.50%, 7/15/2032	742	800	3.00%, 7/15/2012	10,824	11,429
6.50%, 7/15/2032	51	55	U.S. Treasury Strip (0.56%)
6.00%, 8/15/2032	325	345	0.00%, 11/15/2015 (b)	4,000	3,288
6.00%, 9/15/2032	364	386	0.00%, 5/15/2020 (b)	6,800	4,337

6.00%, 2/15/2033	75	80			7,625
5.00%, 2/15/2034	943	970

6.00%, 8/15/2034	9,589	10,129	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.00%, 8/15/2038	1,812	1,905	AGENCY OBLIGATIONS	$ 944,830

5.50%, 1/15/2039	941	981	REPURCHASE AGREEMENTS (5.64%)
5.50%, 1/15/2039	2,835	2,953	Diversified Banking Institutions (5.64%)
9.50%, 9/20/2018	101	113	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
9.50%, 12/20/2020	27	30	dated 07/31/09 maturing 08/03/09
9.50%, 1/20/2021	5	5	(collateralized by Sovereign Agency
9.50%, 2/20/2021	3	4	Issues; $19,401,000; 0.00% - 6.08%; dated
9.50%, 3/20/2021	3	3	11/16/09 - 08/17/16)	$ 19,021 $	19,021
6.00%, 1/20/2024	40	42	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.19%
6.00%, 4/20/2024	74	79	dated 07/31/09 maturing 08/03/09
6.50%, 4/20/2024	42	45	(collateralized by US Treasury Notes;
6.00%, 5/20/2024	45	47	$19,401,000; 0.875% - 5.125%; dated
6.00%, 5/20/2024	33	35	12/31/10 - 05/15/16)	19,021	19,021
6.00%, 10/20/2024	55	58	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
6.80%, 4/20/2025	85	92	0.19% dated 07/31/09 maturing 08/03/09
6.00%, 9/20/2025	32	34	(collateralized by Sovereign Agency
6.00%, 11/20/2025	40	42	Issues; $19,401,000; 1.625% - 5.375%;
6.00%, 4/20/2026	270	285	dated 10/16/09 - 05/28/19)	19,020	19,020
6.50%, 7/20/2026	22	24
6.00%, 10/20/2028	40	42
6.50%, 10/20/2028	36	39
6.00%, 2/20/2029	393	414

Schedule of Investments Mortgage Securities Fund July 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$19,401,000; 1.625%; dated 04/26/2011)	$ 19,020 $	19,020

76,082

TOTAL REPURCHASE AGREEMENTS	$ 76,082

Total Investments	$ 1,360,670
Liabilities in Excess of Other Assets, Net - (0.94)%		(12,681)

TOTAL NET ASSETS - 100.00%	$ 1,347,989

(a)	Variable Rate. Rate shown is in effect at July 31, 2009.

(b)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,046
Unrealized Depreciation	(23,180)

Net Unrealized Appreciation (Depreciation)	11,866
Cost for federal income tax purposes	1,348,804
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	89.81%
Financial	5.84%
Government	4.49%
Asset Backed Securities	0.80%
Liabilities in Excess of Other Assets, Net	(0.94%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.56%)			PREFERRED STOCKS (continued)
Commercial Banks (0.18%)			Diversified Banking Institutions (continued)
Regions Financial Corp	874,100 $	3,864	Royal Bank of Scotland Group PLC 5.75%;
			Series L	211,373 $	2,553
Publicly Traded Investment Fund (0.38%)			Royal Bank of Scotland Group PLC 6.13%;
BlackRock Preferred and Corporate Income			Series R	378,300	4,850
Strategies Fund Inc	25,500	195	Royal Bank of Scotland Group PLC 6.25%;
BlackRock Preferred Income Strategies Fund			Series P	254,800	3,338
Inc	242,500	2,052	Royal Bank of Scotland Group PLC 6.35%;
Blackrock Preferred Opportunity Trust	121,600	1,133	Series N	461,132	6,115
Flaherty & Crumrine/Claymore Preferred			Royal Bank of Scotland Group PLC 6.40%;
Securities Income Fund Inc	335,900	3,702	Series M	196,600	2,623
Flaherty & Crumrine/Claymore Total Return			Royal Bank of Scotland Group PLC 6.60%;
Fund Inc	109,500	1,203	Series S	532,700	7,303

		8,285	Royal Bank of Scotland Group PLC 6.75%;
			Series Q	567,439	8,086

TOTAL COMMON STOCKS	$ 12,149		Royal Bank of Scotland Group PLC 7.25%;

			Series H	93,500	1,465
CONVERTIBLE PREFERRED STOCKS (0.13%)
			Royal Bank of Scotland Group PLC 7.25%;
Agricultural Operations (0.13%)			Series T	45,900	718

Archer-Daniels-Midland Co	70,300	2,773			73,004

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,773

			Diversified Financial Services (1.72%)
PREFERRED STOCKS (65.27%)			Citigroup Capital IX	276,200	5,035
Cable/Satellite TV (1.11%)			Citigroup Capital VII	465,000	9,137
Comcast Corp 6.63%	413,854	9,490	Citigroup Capital VIII	198,379	3,839
Comcast Corp 7.00%; Series B	317,200	7,657	Citigroup Capital X	272,100	4,884
Comcast Corp 7.00%	296,045	7,081	Citigroup Capital XI	333,900	6,010

		24,228	General Electric Capital Corp 5.88%	39,648	859

Cellular Telecommunications (0.07%)			General Electric Capital Corp 6.00%	98,800	2,174
United States Cellular Corp	12,500	275	General Electric Capital Corp 6.05%	108,500	2,437
US Cellular Corp	50,600	1,233	General Electric Capital Corp 6.10%	21,700	486

		1,508	General Electric Capital Corp 6.45%	24,000	569

			General Electric Capital Corp 6.50%	17,300	419
Commercial Banks (4.89%)
ASBC Capital I	126,801	2,693	Harris Preferred Capital Corp	71,900	1,564

Banesto Holdings (a)	11,700	257			37,413

Barclays Bank PLC 6.63%	72,800	1,445	Electric - Integrated (7.98%)
Barclays Bank PLC 7.10%	1,017,635	21,441	Alabama Power Co - Series 2007B	131,722	3,385
Barclays Bank PLC 7.75%	646,329	14,155	Alabama Power Co - Series II	422,810	10,638
Barclays Bank PLC 8.13%	427,539	9,791	Dominion Resources Inc/VA (b)	1,213,856	31,597
BB&T Capital Trust V	964,500	24,739	DTE Energy Trust I	18,300	458
CoBank ACB 11.00% (a)	29,000	911	Entergy Louisiana LLC	137,517	3,494
CoBank ACB 7.00% (a)	202,000	9,512	Entergy Mississippi Inc 6.00%	4,100	101
HSBC USA Inc	16,200	591	Entergy Mississippi Inc 7.25%	181,200	4,586
M&T Capital Trust IV	381,700	9,562	Entergy Texas Inc (b)	972,023	25,418
National Bank of Greece SA	415,600	9,767	FPL Group Capital Inc 6.60%	53,100	1,351
Regions Financing Trust III	57,700	1,290	FPL Group Capital Inc 7.45%	5,000	134
VNB Capital Trust I	7,000	167	FPL Group Capital Inc 8.75%	473,770	13,123

		106,321	FPL Group Capital Trust I	283,769	6,992

			Georgia Power Capital Trust VII	104,400	2,533
Diversified Banking Institutions (3.35%)
Bank of America Corp	315,300	7,164	Georgia Power Co 5.70%	14,700	367
HSBC Holdings PLC 6.20%	1,063,100	21,336	Georgia Power Co 5.75%	17,400	430
JP Morgan Chase & Co	286,200	7,453	Georgia Power Co 5.90%	54,330	1,352

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Electric - Integrated (continued)			Finance - Other Services (continued)
Georgia Power Co 6.00%	3,300 $	82	National Rural Utilities Cooperative Finance
Georgia Power Co 6.38%	12,800	333	Corp 6.75%	69,100 $	1,651

Georgia Power Co 6.50%	50,000	4,350			9,306

Georgia Power Co 8.20%	250,000	7,185	Financial Guarantee Insurance (0.24%)
Gulf Power Co 5.75%	1,400	34	Financial Security Assurance Holdings Ltd
Gulf Power Co 5.88%	8,600	214	5.60%	74,600	821
Mississippi Power Co	18,600	470	Financial Security Assurance Holdings Ltd
PPL Capital Funding Inc	452,700	11,290	6.25%	350,225	4,325

PPL Electric Utilities Corp	22,705	511			5,146

PPL Energy Supply LLC	216,600	5,560	Insurance Brokers (0.05%)
South Carolina Electric & Gas Co	95,000	8,360	ABN AMRO North America Capital
Wisconsin Public Service Corp	27,500	2,475	Funding Trust I (a)	2,500	1,097
Xcel Energy Inc 7.60%	1,020,089	26,726

			Investment Management & Advisory Services (2.57%)
		173,549	Ameriprise Financial Inc (b)	826,059	19,206

Fiduciary Banks (0.15%)			Deutsche Bank Contingent Capital Trust II	1,491,000	29,417
BNY Capital V	148,975	3,292	Deutsche Bank Contingent Capital Trust III	332,000	7,278

					55,901

Finance - Consumer Loans (0.36%)
HSBC Finance Corp 6.88%	338,255	7,516	Life & Health Insurance (2.48%)
HSBC Finance Corp 6.00%	17,100	335	Delphi Financial Group Inc 7.38%	481,700	7,784

		7,851	Delphi Financial Group Inc 8.00%	52,900	1,094

			Lincoln National Capital VI	155,537	3,081
Finance - Investment Banker & Broker (3.98%)			Lincoln National Corp 6.75%	25,300	490
Credit Suisse Guernsey Ltd	708,000	17,700	PLC Capital Trust III	12,400	254
JP Morgan Chase Capital X	39,400	976	PLC Capital Trust IV	41,400	826
JP Morgan Chase Capital XI	166,542	3,664	PLC Capital Trust V	267,300	4,541
JP Morgan Chase Capital XII	128,000	2,906	Protective Life Corp	561,700	10,858
JP Morgan Chase Capital XIV	136,200	3,073	Prudential Financial Inc	714,818	17,892
JP Morgan Chase Capital XIX	4,600	110	Prudential PLC 6.50%	133,182	2,830
JP Morgan Chase Capital XXVI	571,100	14,552	Prudential PLC 6.75%	171,992	3,689
Merrill Lynch Capital Trust III 7.375%	19,000	386	Torchmark Capital Trust III	23,100	556

Merrill Lynch Preferred Capital Trust IV	85,500	1,607			53,895

Merrill Lynch Preferred Capital Trust V	140,294	2,696
Morgan Stanley Capital Trust III	313,000	6,410	Money Center Banks (2.98%)
Morgan Stanley Capital Trust IV	511,871	10,483	Fleet Capital Trust IX	110,900	1,957
Morgan Stanley Capital Trust V	470,150	8,858	JP Morgan Chase Capital XVI	61,400	1,418
Morgan Stanley Capital Trust VI	362,030	7,697	National Westminster Bank PLC	82,200	1,332
Morgan Stanley Capital Trust VII	176,800	3,685	Santander Finance Preferred SA Unipersonal
			6.00%	157,000	2,308
Morgan Stanley Capital Trust VIII	93,700	1,916	Santander Finance Preferred SA Unipersonal

		86,719	6.50%	2,047,417	45,146

Finance - Mortgage Loan/Banker (0.53%)			Santander Finance Preferred SA Unipersonal
Countrywide Financial Corp	634,419	11,642	6.80%	535,904	12,594

					64,755

Finance - Other Services (0.43%)			Multi-Line Insurance (4.56%)
ABN AMRO Capital Funding Trust V	149,700	2,076	Aegon NV 4.00%	67,500	952
ABN AMRO Capital Funding Trust VII	239,500	3,286	Aegon NV 6.38%	666,607	10,666
National Rural Utilities Cooperative Finance			Aegon NV 6.50%	98,658	1,622
Corp 5.95%	25,000	574	Allianz SE	957,650	23,137
National Rural Utilities Cooperative Finance
Corp 6.10%	78,100	1,719	ING Groep NV 6.13%	220,500	3,909

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)			Regional Banks (continued)
ING Groep NV 6.20%	89,900 $	1,579	Wachovia Capital Trust X	34,900 $	845
ING Groep NV 6.38%	887,600	15,595	Wachovia Corp 7.25%	397,254	8,108
ING Groep NV 7.05%	907,538	17,388	Wells Fargo Capital IX	178,943	3,600
ING Groep NV 7.20%	93,800	1,883	Wells Fargo Capital VII	369,139	7,626
ING Groep NV 7.38%	967,100	19,149	Wells Fargo Capital VIII	15,600	312
ING Groep NV 8.50%	80,200	1,747	Wells Fargo Capital XI	19,800	410
XL Capital Ltd (a)(c)	200,000	1,636	Wells Fargo Capital XII	255,300	6,354

		99,263	Wells Fargo Capital XIV	371,748	9,695

Multimedia (0.49%)					185,543

Viacom Inc	478,500	10,694	Reinsurance (1.42%)
			Everest Re Capital Trust II	381,319	8,153
Oil Company - Exploration & Production (0.21%)			PartnerRe Ltd 6.50%	201,466	4,390
Nexen Inc	217,060	4,504	PartnerRe Ltd 6.75%	133,700	3,048
			RenaissanceRe Holdings Ltd - Series B	111,000	2,448
Property & Casualty Insurance (1.79%)
			RenaissanceRe Holdings Ltd - Series C	249,435	4,602
Arch Capital Group Ltd 7.88%	135,600	2,986
			RenaissanceRe Holdings Ltd - Series D	391,400	8,227

Arch Capital Group Ltd 8.00%	562,382	13,188
					30,868

Berkley W R Capital Trust	784,925	18,328
Markel Corp	172,000	4,367	REITS - Apartments (0.47%)

		38,869	BRE Properties Inc - Series C	205,977	3,907

			BRE Properties Inc - Series D	15,076	281
Regional Banks (8.53%)
			Equity Residential	6,300	125
BAC Capital Trust I	83,200	1,709
			UDR Inc	325,500	6,025

BAC Capital Trust II	114,800	2,330
					10,338

BAC Capital Trust III	4,000	84
BAC Capital Trust IV	35,600	623	REITS - Diversified (3.34%)
BAC Capital Trust V	111,700	1,984	Duke Realty Corp 6.50%	288,100	4,782
BAC Capital Trust VIII	162,900	2,996	Duke Realty Corp 6.60%	77,400	1,328
BAC Capital Trust XII	148,400	2,924	Duke Realty Corp 6.63%	241,200	4,038
Bank One Capital VI	342,409	8,211	Duke Realty Corp 6.95%	340,111	5,806
Fifth Third Capital Trust V	94,300	1,864	Duke Realty Corp 7.25%	159,532	2,836
Fifth Third Capital Trust VI	312,071	6,160	Duke Realty Corp 8.38%	631,737	13,475
Fifth Third Capital Trust VII	130,300	3,006	PS Business Parks Inc - Series H	161,600	3,381
Fleet Capital Trust VIII	140,222	2,790	PS Business Parks Inc - Series I	166,100	3,287
KeyCorp Capital X	179,400	3,748	PS Business Parks Inc - Series K	88,100	1,986
National City Capital Trust II	309,708	6,225	PS Business Parks Inc - Series L	2,400	53
National City Capital Trust III	119,800	2,378	PS Business Parks Inc - Series M	24,700	507
PNC Capital Trust C	760,700	18,843	PS Business Parks Inc - Series O	36,900	780
PNC Capital Trust D	568,900	12,049	PS Business Parks Inc - Series P	573,600	11,179
PNC Financial Services Group Inc	188,727	4,948	Sovereign REIT (b)	7,600	6,840
SunTrust Capital IX	609,800	13,550	Vornado Realty Trust - Series E	5,300	109
Union Planters Preferred Funding Corp (a)(d)	10	743	Vornado Realty Trust - Series F	418,025	8,779
USB Capital VI	787,600	16,162	Vornado Realty Trust - Series G	16,000	314
USB Capital VII	174,900	3,699	Vornado Realty Trust - Series H	33,800	670
USB Capital VIII	48,000	1,067	Vornado Realty Trust - Series I	123,500	2,432

USB Capital X	146,100	3,273			72,582

USB Capital XI	338,692	7,824	REITS - Mortgage (0.05%)
USB Capital XII	272,700	6,084	PFGI Capital Corp	48,300	1,100
Wachovia Capital Trust IV	61,252	1,205
Wachovia Capital Trust IX	622,800	12,114

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Office Property (0.70%)			Special Purpose Entity (continued)
HRPT Properties Trust - Series B	101,951 $	1,983	Corporate-Backed Trust Certificates 6.00%	6,100 $	112
HRPT Properties Trust - Series C	748,200	13,168	Corporate-Backed Trust Certificates 6.30%	6,900	146

		15,151	Corporate-Backed Trust Certificates 7.63%	34,700	876

REITS - Shopping Centers (3.27%)			Corporate-Backed Trust Certificates - Series
			BMY	16,000	392
Developers Diversified Realty Corp 7.50%	75,112	1,011	CORTS Trust for Bristol Meyers Squibb	35,400	882
Developers Diversified Realty Corp 8.00%	134,100	1,969	CORTS Trust for First Union Institutional
Kimco Realty Corp 6.65%	90,049	1,730	Capital I	41,000	961
Kimco Realty Corp 7.75%	1,469,100	32,070	CORTS Trust for General Electric Capital
Regency Centers Corp 6.70%	268,500	5,144	Corp	10,800	243
Regency Centers Corp 7.25%	257,000	5,346	CORTS Trust for Goldman Sachs Capital I	13,600	286
Regency Centers Corp 7.45%	246,244	5,233	CORTS Trust for SunAmerica	14,016	199
Weingarten Realty Investors 6.50%	815,700	14,674	CORTS Trust II for Bellsouth
Weingarten Realty Investors 6.75%	3,800	72	Telecommunications (d)	67,464	1,467
Weingarten Realty Investors 6.95%	204,300	4,017	CORTS Trust II for Goldman Sachs Capital I	8,800	186

		71,266	CORTS Trust III for Verizon Global Funding

			Corp	900	22
REITS - Single Tenant (0.50%)			CORTS Trust VI for IBM Debentures	2,800	73
Realty Income Corp - Series D	497,093	10,638	CORTS-IBM	6,200	154
Realty Income Corp - Series E	11,300	267	Deutsche Bank Capital Funding Trust IX	110,400	2,225

		10,905	Deutsche Bank Capital Funding Trust VIII	604,700	12,251

REITS - Storage (2.19%)			Deutsche Bank Capital Funding Trust X	341,000	7,246
Public Storage Inc 6.18%; Series D	40,600	811	Merrill Lynch Capital Trust I	319,600	5,794
Public Storage Inc 6.25%; Series Z	22,500	452	Merrill Lynch Capital Trust II	109,200	1,971
Public Storage Inc 6.45%; Series F	302,900	6,240	National City Capital Trust IV	54,200	1,260
Public Storage Inc 6.45%; Series X	201,100	4,128	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	319
Public Storage Inc 6.50%; Series W	89,225	1,841	PreferredPlus TR-CCR1 6.00%; Series GSC3	58,600	1,135
Public Storage Inc 6.60%; Series C	98,400	2,090	PreferredPlus TR-CCR1 6.00%; Series GSC4	43,000	834
Public Storage Inc 6.63%; Series M	268,900	5,787	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	259
Public Storage Inc 6.75%; Series E	37,428	807	PreferredPlus TR-CCR1 7.63%; Series VER1	15,400	389
Public Storage Inc 6.75%; Series L	324,600	7,096	SATURNS - Series VZ; 6.130%	11,700	276
Public Storage Inc 6.85%; Series Y (b)	98,900	2,219	SATURNS 2003-06 6.00%; Series GS	3,800	77
Public Storage Inc 6.95%; Series H	73,170	1,618	SATURNS 2003-11 5.63%; Series GS	12,400	237
Public Storage Inc 7.00%; Series G	45,500	1,039	SATURNS 2003-13 6.25%; Series CSFB	13,800	297
Public Storage Inc 7.00%; Series N	57,100	1,302	SATURNS 2004-04 6.00%; Series GS	181,400	3,675
Public Storage Inc 7.25%; Series I	68,519	1,662	SATURNS 2004-06 6.00%; Series GS	177,900	3,451
Public Storage Inc 7.25%; Series K	440,133	10,585	SATURNS 2004-2 5.75%; Series GS	26,300	505

		47,677	Trust Certificates Series 2001-2	22,010	557

					52,030

REITS - Warehouse & Industrial (0.48%)
AMB Property Corp - Series L	144,400	2,700	Telecommunication Services (0.39%)
AMB Property Corp - Series M	52,800	1,000	Centaur Funding Corp (a)	10,000	8,403
AMB Property Corp - Series P	149,358	2,917
First Industrial Realty Trust Inc - Series J	174,600	2,104	Telephone - Integrated (0.58%)
First Industrial Realty Trust Inc - Series K	12,100	151	AT&T Inc	107,543	2,809
Prologis - Series F	3,600	63	Telephone & Data Systems Inc 6.63%	379,318	7,567
Prologis - Series G	93,600	1,610	Telephone & Data Systems Inc 7.60%	105,029	2,338

		10,545			12,714

Special Purpose Entity (2.39%)			Television (1.02%)
Corporate-Backed Trust Certificates 6.00%;			CBS Corp 6.75%	736,000	13,653
Series GS	169,500	3,273

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Television (continued)			Commercial Banks (continued)
CBS Corp 7.25%	433,800 $	8,589	Westpac Capital Trust III

		22,242	5.82%, 9/30/2013 (a)	$ 1,300 $	956

					85,849

TOTAL PREFERRED STOCKS	$ 1,420,321

			Diversified Banking Institutions (2.29%)
	Principal
			BNP Paribas
	Amount	Value	7.20%, 6/29/2049 (a)	8,600	6,343
	(000's)	(000's)

			7.20%, 6/29/2049 (e)	1,000	756
BONDS (27.10%)			Credit Agricole SA
Commercial Banks (3.94%)			6.64%, 5/31/2049 (a)(e)	30,900	19,467
Banponce Trust I			JP Morgan Chase & Co
8.33%, 2/ 1/2027	$ 1,000	504	7.90%, 4/29/2049 (e)	21,700	20,626
Barclays Bank PLC			Royal Bank of Scotland Group PLC
6.28%, 12/15/2034	2,000	1,231	7.64%, 3/31/2049 (e)	6,000	2,760

6.86%, 9/29/2049 (a)(e)	4,000	2,680			49,952

8.55%, 9/29/2049 (a)(e)	16,900	13,182
BB&T Capital Trust IV			Diversified Financial Services (2.05%)
6.82%, 6/12/2057 (e)	4,000	3,120	General Electric Capital Corp
Caisse Nationale des Caisses			6.38%, 11/15/2067 (e)	15,580	11,056
6.75%, 1/27/2049	1,500	1,024	ZFS Finance USA Trust I
CBA Capital Trust I			6.15%, 12/15/2065 (a)(e)	5,000	4,450
5.81%, 12/31/2049 (a)	10,500	8,570	ZFS Finance USA Trust II
CBG Florida REIT Corp			6.45%, 12/15/2065 (a)(e)	32,430	29,187

7.11%, 5/29/2049 (a)(d)(e)	3,287	33			44,693

Centura Capital Trust I			Electric - Integrated (0.69%)
8.85%, 6/ 1/2027 (a)	10,150	8,579	FPL Group Capital Inc
First Empire Capital Trust I			6.35%, 10/ 1/2066 (e)	4,000	3,320
8.23%, 2/ 1/2027	2,000	1,319	7.30%, 9/ 1/2067 (e)	13,000	11,700

First Empire Capital Trust II					15,020

8.28%, 6/ 1/2027	7,000	4,625
First Hawaiian Capital I			Export & Import Bank (0.33%)
8.34%, 7/ 1/2027	5,000	4,459	Svensk Exportkredit AB
First Midwest Capital Trust I			6.38%, 10/29/2049 (a)	10,000	7,100
6.95%, 12/ 1/2033	1,000	555
Lloyds Banking Group PLC			Finance - Consumer Loans (0.15%)
6.41%, 10/ 1/2035 (a)	4,400	1,716	HSBC Finance Capital Trust IX
North Fork Capital Trust II			5.91%, 11/30/2035	6,000	3,300
8.00%, 12/15/2027	3,450	2,603
Northgroup Preferred Capital Corp			Finance - Credit Card (0.04%)
6.38%, 12/29/2049 (a)(e)	10,000	7,897	Capital One Capital III
			7.69%, 8/15/2036	1,000	780
Popular North America Capital Trust I
6.56%, 9/15/2034	250	93
			Finance - Investment Banker & Broker (0.39%)
Rabobank Nederland NV
11.00%, 12/29/2049 (a)(e)	3,500	4,078	JP Morgan Chase Capital XXI
			1.97%, 2/ 2/2037 (e)	2,000	1,139
Regions Financing Trust II
6.63%, 5/15/2047	5,000	3,100	JP Morgan Chase Capital XXV
			6.80%, 10/ 1/2037	8,005	7,318

Shinsei Finance II
7.16%, 7/29/2049 (a)(e)	6,200	2,848			8,457

Standard Chartered PLC			Finance - Mortgage Loan/Banker (0.40%)
6.41%, 1/30/2017 (a)(e)	5,000	3,350	Countrywide Capital III
7.01%, 12/29/2049 (a)	11,500	8,337	8.05%, 6/15/2027	10,160	8,636
Swedbank AB
9.00%, 12/29/2049 (a)(e)	2,000	990

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (1.41%)			Multi-Line Insurance (continued)
Great-West Life & Annuity Insurance Capital I			MMI Capital Trust I
6.63%, 11/15/2034 (a)	$ 4,000 $	3,084	7.63%, 12/15/2027	$ 1,073 $	730
Great-West Life & Annuity Insurance Co			USF&G Capital III
7.15%, 5/16/2046 (a)(e)	4,750	3,562	8.31%, 7/ 1/2046 (a)	2,000	1,360
Lincoln National Corp			XL Capital Ltd
7.00%, 5/17/2066 (e)	6,375	4,176	6.50%, 12/31/2049 (e)	17,000	10,115

Nationwide Financial Services					103,733

6.75%, 5/15/2037	1,000	636
			Mutual Insurance (0.65%)
Prudential Financial Inc
8.88%, 6/15/2038 (e)	21,923	19,292	Liberty Mutual Group Inc

			7.80%, 3/15/2037 (a)	2,000	1,340
		30,750

			10.75%, 6/15/2058 (a)(e)	11,000	9,267
Money Center Banks (2.96%)			Oil Insurance Ltd
ABN Amro North American Holding Preferred			7.56%, 12/29/2049 (a)(e)	8,000	3,577

Capital Repackage Trust I					14,184

6.52%, 12/29/2049 (a)(e)	9,600	5,872
BankAmerica Institutional Capital A			Property & Casualty Insurance (1.24%)
8.07%, 12/31/2026 (a)	500	425	ACE Capital Trust II
BBVA International Preferred SA Unipersonal			9.70%, 4/ 1/2030	3,690	3,529
5.92%, 12/29/2049 (e)	7,600	4,940	Chubb Corp
Chase Capital II			6.38%, 3/29/2037 (e)	9,600	7,776
1.53%, 2/ 1/2027 (e)	500	279	Everest Reinsurance Holdings Inc
HBOS Capital Funding LP			6.60%, 5/15/2037 (e)	6,700	3,886
6.07%, 6/29/2049 (a)(e)	10,000	3,823	Progressive Corp/The
HSBC Capital Funding LP/Jersey Channel			6.70%, 6/15/2037	15,550	11,771

Islands					26,962

9.55%, 12/29/2049 (a)(e)	3,000	2,940
			Regional Banks (2.08%)
10.18%, 12/29/2049 (a)(e)	11,000	11,660
			Fifth Third Capital Trust IV
Mizuho Finance Group			6.50%, 4/15/2037 (e)	8,000	4,720
8.38%, 1/29/2049	9,000	8,784
			First Union Capital II
Republic New York Capital I			7.95%, 11/15/2029	700	565
7.75%, 11/15/2026	7,200	6,616
			Mellon Capital IV
UBS Preferred Funding Trust I			6.24%, 6/29/2049 (e)	4,000	2,840
8.62%, 10/29/2049	25,450	19,088

			PNC Financial Services Group Inc
		64,427	8.25%, 5/29/2049 (e)	5,000	4,518

Mortgage Banks (0.07%)			PNC Preferred Funding Trust I
Abbey National Capital Trust I			6.52%, 12/31/2049 (a)(e)	6,700	3,966
8.96%, 12/29/2049	1,900	1,491	SunTrust Preferred Capital I
			5.85%, 12/31/2049 (e)	6,677	3,873
Multi-Line Insurance (4.77%)			USB Capital IX
Allstate Corp/The			6.19%, 4/15/2049 (e)	8,750	6,256
6.50%, 5/15/2057	2,000	1,600	Wachovia Capital Trust III
AXA SA			5.80%, 3/29/2049	28,250	18,504

8.60%, 12/15/2030	8,000	8,271			45,242

6.38%, 12/29/2049 (a)(e)	35,426	24,798	Savings & Loans - Thrifts (0.08%)
6.46%, 12/31/2049 (a)(e)	12,300	8,241	Sovereign Capital Trust VI
Hartford Financial Services Group Inc			7.91%, 6/13/2036	2,050	1,777
8.13%, 6/15/2068 (e)	13,000	9,685
ING Capital Funding TR III			Special Purpose Banks (0.04%)
8.44%, 12/29/2049 (e)	7,970	5,460	Agfirst Farm Credit Bank
MetLife Capital Trust IV			7.30%, 10/31/2049 (a)(d)	2,000	968
7.88%, 12/15/2037 (a)	14,500	12,325
MetLife Capital Trust X
9.25%, 4/ 8/2068 (a)	22,000	21,148

Schedule of Investments
Preferred Securities Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			REPURCHASE AGREEMENTS (continued)
Special Purpose Entity (2.87%)			Diversified Banking Institutions (continued)
BankBoston Capital Trust IV			Investment in Joint Trading Account;
1.23%, 6/ 8/2028 (e)	$ 5,000 $	2,461	Morgan Stanley Repurchase Agreement;
BayernLB Capital Trust I			0.18% dated 07/31/09 maturing 08/03/09
6.20%, 12/31/2049	7,730	2,242	(collateralized by Sovereign Agency Issue;
			$24,428,000; 1.625%; dated 04/26/2011)	$ 23,949 $	23,949

Capital One Capital IV
6.75%, 2/17/2037	25,500	18,360			95,797

Corestates Capital I			TOTAL REPURCHASE AGREEMENTS	$ 95,797

8.00%, 12/15/2026 (a)	1,725	1,489
			Total Investments	$ 2,120,788
Deutsche Bank Capital Funding Trust I
7.87%, 12/29/2049 (a)(e)	5,735	3,613	Other Assets in Excess of Liabilities, Net - 2.54%		55,198

Glen Meadow Pass-Through Trust			TOTAL NET ASSETS - 100.00%	$ 2,175,986

6.51%, 2/12/2067 (a)(e)	5,000	2,750
Goldman Sachs Capital I
6.35%, 2/15/2034	15,000	13,251	(a)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
ILFC E-Capital Trust II			registration, normally to qualified institutional buyers. Unless otherwise
6.25%, 12/21/2065 (a)(e)	4,000	1,240	indicated, these securities are not considered illiquid. At the end of the
JP Morgan Chase Capital XX			period, the value of these securities totaled $288,662 or 13.27% of net
6.55%, 9/29/2036	5,950	5,075	assets.
KBC Bank Funding Trust III			(b) Non-Income Producing Security
9.86%, 11/29/2049 (a)(e)	17,100	8,892	(c)	Market value is determined in accordance with procedures established in
Old Mutual Capital Funding			good faith by the Board of Directors. At the end of the period, the value
8.00%, 5/29/2049	4,000	3,082	of these securities totaled $1,636 or 0.08% of net assets.

			(d) Security is Illiquid
		62,455

			(e)	Variable Rate. Rate shown is in effect at July 31, 2009.
Tools - Hand Held (0.53%)
Stanley Works/The			Unrealized Appreciation (Depreciation)
5.90%, 12/ 1/2045 (e)	16,130	11,452	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Transport - Rail (0.12%)
BNSF Funding Trust I			Unrealized Appreciation	$ 228,787
6.61%, 12/15/2055 (e)	3,150	2,520	Unrealized Depreciation		(212,559)

TOTAL BONDS	$ 589,748		Net Unrealized Appreciation (Depreciation)		16,228

REPURCHASE AGREEMENTS (4.40%)			Cost for federal income tax purposes		2,093,562
			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (4.40%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.16%			Portfolio Summary (unaudited)

dated 07/31/09 maturing 08/03/09			Sector		Percent

(collateralized by Sovereign Agency			Financial		83.45%
Issues; $24,428,000; 0.00% - 6.08%; dated			Utilities		8.66%
11/16/09 - 08/17/16)	$ 23,949 $	23,949	Communications		3.67%
Investment in Joint Trading Account; Credit			Industrial		0.64%
Suisse Repurchase Agreement; 0.19%			Exchange Traded Funds		0.38%
dated 07/31/09 maturing 08/03/09			Government		0.32%
(collateralized by US Treasury Notes;			Energy		0.21%
$24,428,000; 0.875% - 5.125%; dated			Consumer, Non-cyclical		0.13%
12/31/10 - 05/15/16)	23,950	23,950	Other Assets in Excess of Liabilities, Net		2.54%

Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%

Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $24,428,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	23,949	23,949

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.43%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.01%)			Building - Mobile Home & Manufactured Housing (0.08%)
Ceradyne Inc (a)	2,650 $	48	Winnebago Industries	65,350 $	688

Aerospace & Defense (1.86%)			Building - Residential & Commercial (0.24%)
Boeing Co/The	222,333	9,540	KB Home	125,600	2,096
Northrop Grumman Corp	81,380	3,628
Teledyne Technologies Inc (a)	88,500	2,897	Building & Construction Products -

			Miscellaneous (0.64%)
		16,065	Simpson Manufacturing Co Inc	194,451	5,522

Agricultural Chemicals (0.36%)
Potash Corp of Saskatchewan Inc	33,265	3,094	Building Products - Cement & Aggregate (0.04%)
			Cemex SAB de CV ADR (a)	39,568	372
Agricultural Operations (0.37%)
Archer-Daniels-Midland Co	104,950	3,161	Commercial Banks (0.76%)
			City National Corp/CA	102,311	4,035
Airlines (0.56%)			East West Bancorp Inc	77,059	681
Alaska Air Group Inc (a)	108,276	2,497	SVB Financial Group (a)	9,600	338
Cathay Pacific Airways Ltd ADR (a)	301,800	2,309	Umpqua Holdings Corp	24,482	238

		4,806	Westamerica Bancorporation	24,994	1,306

Apparel Manufacturers (0.38%)					6,598

Columbia Sportswear Co	54,599	1,933	Commercial Services - Finance (0.31%)
True Religion Apparel Inc (a)	60,862	1,361	Visa Inc	41,325	2,705

		3,294

			Computer Aided Design (0.13%)
Applications Software (3.73%)			Autodesk Inc (a)	53,300	1,162
Actuate Corp (a)	548,450	2,869
Microsoft Corp	1,158,472	27,247	Computers (2.32%)
Quest Software Inc (a)	145,600	2,146	Apple Inc (a)	32,070	5,240

		32,262	Hewlett-Packard Co	341,575	14,790

Athletic Footwear (1.41%)					20,030

NIKE Inc	214,867	12,170	Computers - Integrated Systems (0.09%)
			Echelon Corp (a)	95,100	806
Auto - Car & Light Trucks (0.45%)
Toyota Motor Corp ADR	46,636	3,926	Consumer Products - Miscellaneous (1.99%)
			Clorox Co	204,430	12,472
Auto - Medium & Heavy Duty Trucks (1.38%)			Kimberly-Clark Corp	65,075	3,804
Paccar Inc	344,662	11,943
			WD-40 Co	31,300	946

Auto/Truck Parts & Equipment - Original (0.39%)					17,222

Johnson Controls Inc	128,800	3,333	Cosmetics & Toiletries (0.92%)
			Estee Lauder Cos Inc/The	21,950	800
Beverages - Non-Alcoholic (0.28%)			Procter & Gamble Co	128,525	7,134

Hansen Natural Corp (a)	4,075	126			7,934

PepsiAmericas Inc	16,400	439
PepsiCo Inc	32,911	1,868	Diagnostic Kits (0.01%)

		2,433	OraSure Technologies Inc (a)	18,983	54

Beverages - Wine & Spirits (0.07%)			Dialysis Centers (0.62%)
Brown-Forman Corp	12,772	561	DaVita Inc (a)	108,000	5,368

Building - Heavy Construction (0.53%)			Disposable Medical Products (0.12%)
Granite Construction Inc	134,939	4,572	CR Bard Inc	14,200	1,045

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (0.58%)			Food - Miscellaneous/Diversified (continued)
Barclays PLC ADR	10,250 $	211	Ralcorp Holdings Inc (a)	33,750 $	2,144

JP Morgan Chase & Co	123,969	4,791			7,784

		5,002	Food - Retail (1.59%)

Diversified Manufacturing Operations (0.26%)			Dairy Farm International Holdings Ltd ADR	207,803	6,941
General Electric Co	168,618	2,260	Kroger Co/The	107,550	2,299
			Safeway Inc	239,550	4,535

E-Commerce - Products (0.63%)					13,775

Amazon.com Inc (a)	63,950	5,484
			Forestry (1.60%)
Electric - Integrated (1.31%)			Plum Creek Timber Co Inc	121,800	3,810
Edison International	123,125	3,980	Weyerhaeuser Co	286,125	10,026

PG&E Corp	181,450	7,325			13,836

		11,305	Gas - Distribution (1.49%)

Electronic Components - Semiconductors (2.07%)			Northwest Natural Gas Co	10,950	489
Intel Corp	605,900	11,664	Sempra Energy	236,700	12,410

LSI Corp (a)	329,276	1,706			12,899

QLogic Corp (a)	192,750	2,515	Hotels & Motels (0.53%)
Supertex Inc (a)	86,860	2,002	Red Lion Hotels Corp (a)	872,285	4,588

		17,887

Electronic Design Automation (0.06%)			Human Resources (0.89%)
Mentor Graphics Corp (a)	73,600	511	AMN Healthcare Services Inc (a)	138,923	1,011
			Resources Connection Inc (a)	153,929	2,324
Electronic Forms (1.71%)			Robert Half International Inc	97,600	2,420
Adobe Systems Inc (a)	455,230	14,759	TrueBlue Inc (a)	156,000	1,981

					7,736

Electronic Measurement Instruments (0.85%)			Industrial Automation & Robots (0.04%)
FLIR Systems Inc (a)	31,300	673	Intermec Inc (a)	24,460	334
Itron Inc (a)	75,900	3,960
Trimble Navigation Ltd (a)	116,248	2,756	Instruments - Scientific (2.29%)

		7,389	Dionex Corp (a)	180,490	11,896

Engineering - Research & Development Services (0.96%)			FEI Co (a)	254,392	6,233
Jacobs Engineering Group Inc (a)	202,776	8,310	Waters Corp (a)	33,250	1,671

					19,800

Enterprise Software & Services (1.82%)			Internet Application Software (0.29%)
Informatica Corp (a)	129,300	2,378	Art Technology Group Inc (a)	654,619	2,481
Omnicell Inc (a)	82,763	1,033
Oracle Corp	428,941	9,492	Investment Management & Advisory Services (2.09%)
Sybase Inc (a)	80,354	2,877	Franklin Resources Inc	203,950	18,086

		15,780

Fiduciary Banks (0.11%)			Lasers - Systems & Components (0.11%)
State Street Corp	18,975	954	Electro Scientific Industries Inc (a)	71,863	941

Finance - Investment Banker & Broker (2.30%)			Life & Health Insurance (1.08%)
Charles Schwab Corp/The	1,115,187	19,928	StanCorp Financial Group Inc	271,560	9,347

Food - Miscellaneous/Diversified (0.90%)			Machinery - Material Handling (0.15%)
Campbell Soup Co	48,050	1,491	Cascade Corp	51,893	1,269
General Mills Inc	70,431	4,149	Medical - Biomedical/Gene (3.21%)
			Amgen Inc (a)	136,864	8,528

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Non-Hazardous Waste Disposal (0.64%)
Dendreon Corp (a)	110,441 $	2,674	Waste Connections Inc (a)	197,100 $	5,560
Gilead Sciences Inc (a)	199,044	9,739
Life Technologies Corp (a)	106,134	4,832	Oil & Gas Drilling (0.08%)
Martek Biosciences Corp (a)	86,547	2,013	Nabors Industries Ltd (a)	42,076	716

		27,786

			Oil Company - Exploration & Production (7.09%)
Medical - Drugs (2.22%)			Apache Corp	133,550	11,212
Allergan Inc/United States	276,405	14,768	Berry Petroleum Co	227,371	5,393
Bristol-Myers Squibb Co	204,500	4,446	CNOOC Ltd ADR	17,520	2,336

		19,214	Devon Energy Corp	101,475	5,895

Medical - Generic Drugs (0.64%)			Occidental Petroleum Corp	459,200	32,759
Teva Pharmaceutical Industries Ltd ADR	22,500	1,200	XTO Energy Inc	91,400	3,677

Watson Pharmaceuticals Inc (a)	125,450	4,357			61,272

		5,557	Oil Company - Integrated (3.43%)

Medical - HMO (0.08%)			Chevron Corp	394,843	27,430
Health Net Inc (a)	53,560	725	Total SA ADR	40,825	2,272

					29,702

Medical - Nursing Homes (0.12%)			Power Converter & Supply Equipment (0.14%)
Sun Healthcare Group Inc (a)	105,330	1,025	Sunpower Corp - Class B (a)	43,746	1,194

Medical - Wholesale Drug Distribution (1.45%)			Property & Casualty Insurance (0.29%)
McKesson Corp	245,092	12,536	Mercury General Corp	70,404	2,469

Medical Information Systems (0.10%)			Regional Banks (2.38%)
Quality Systems Inc	16,163	887	US Bancorp	75,550	1,542
Medical Instruments (1.00%)			Wells Fargo & Co	778,718	19,047

Beckman Coulter Inc	86,182	5,429			20,589

Techne Corp	49,743	3,174	REITS - Apartments (0.16%)

		8,603	Essex Property Trust Inc	20,725	1,347

Medical Products (1.54%)			REITS - Healthcare (1.19%)
Becton Dickinson and Co	34,758	2,264	HCP Inc	277,485	7,148
Johnson & Johnson	53,307	3,246	Nationwide Health Properties Inc	106,863	3,101

Varian Medical Systems Inc (a)	220,500	7,777			10,249

		13,287

			REITS - Office Property (0.35%)
Metal Processors & Fabrication (0.78%)			Alexandria Real Estate Equities Inc	80,236	3,058
Precision Castparts Corp	83,996	6,704
			Respiratory Products (0.37%)
Motorcycle/Motor Scooter (0.11%)			ResMed Inc (a)	78,275	3,209
Harley-Davidson Inc	42,936	970
			Retail - Apparel & Shoe (1.53%)
Multimedia (1.53%)			Nordstrom Inc	369,150	9,760
Walt Disney Co/The	525,585	13,203	Ross Stores Inc	79,600	3,510

Networking Products (1.95%)					13,270

Cisco Systems Inc (a)	662,275	14,577	Retail - Automobile (0.67%)
Polycom Inc (a)	97,100	2,306	Copart Inc (a)	163,529	5,774

		16,883

			Retail - Building Products (0.30%)
			Home Depot Inc	100,200	2,599

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (2.16%)			Travel Services (0.32%)
Costco Wholesale Corp	377,240 $	18,673	Ambassadors Group Inc	177,179 $	2,745

Retail - Drug Store (0.28%)			Ultra Sound Imaging Systems (0.51%)
CVS Caremark Corp	72,050	2,412	SonoSite Inc (a)	187,671	4,423

Retail - Restaurants (2.22%)			Veterinary Diagnostics (0.70%)
Jack in the Box Inc (a)	162,591	3,431	VCA Antech Inc (a)	237,500	6,075
McDonald's Corp	78,175	4,304
Starbucks Corp (a)	649,125	11,490	Water (0.52%)

		19,225	California Water Service Group	118,650	4,493

Savings & Loans - Thrifts (1.38%)			Water Treatment Systems (0.09%)
Washington Federal Inc	855,365	11,915	Energy Recovery Inc (a)	113,876	796

Semiconductor Component - Integrated Circuits (0.67%)			Web Portals (1.42%)
Cypress Semiconductor Corp (a)	229,615	2,438	Google Inc (a)	26,125	11,575
Linear Technology Corp	124,400	3,343	Yahoo! Inc (a)	49,100	703

		5,781			12,278

Semiconductor Equipment (0.78%)			Wireless Equipment (0.47%)
Applied Materials Inc	299,250	4,130	Qualcomm Inc	88,200	4,076
Kla-Tencor Corp	60,300	1,922
Novellus Systems Inc (a)	35,500	695	Wound, Burn & Skin Care (0.10%)

		6,747	Obagi Medical Products Inc (a)	110,878	842

Steel - Producers (1.78%)			TOTAL COMMON STOCKS	$ 851,217

Reliance Steel & Aluminum Co	135,000	4,551		Principal
Schnitzer Steel Industries Inc	202,078	10,866		Amount	Value

		15,417		(000's)	(000's)

			REPURCHASE AGREEMENTS (1.60%)
Steel Pipe & Tube (0.25%)
			Diversified Banking Institutions (1.60%)
Northwest Pipe Co (a)	62,475	2,173
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
Telephone - Integrated (2.83%)			dated 07/31/09 maturing 08/03/09
AT&T Inc	442,150	11,597	(collateralized by Sovereign Agency
Verizon Communications Inc	400,650	12,849	Issues; $3,520,000; 0.00% - 6.08%; dated

		24,446	11/16/09 - 08/17/16)	$ 3,451 $	3,451

			Investment in Joint Trading Account; Credit
Toys (0.45%)			Suisse Repurchase Agreement; 0.19%
Mattel Inc	221,685	3,897	dated 07/31/09 maturing 08/03/09
			(collateralized by US Treasury Notes;
Transport - Equipment & Leasing (0.17%)			$3,520,000; 0.875% - 5.125%; dated
Greenbrier Cos Inc	142,550	1,495	12/31/10 - 05/15/16)	3,451	3,451
			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Rail (0.27%)			0.19% dated 07/31/09 maturing 08/03/09
Union Pacific Corp	41,050	2,361	(collateralized by Sovereign Agency
			Issues; $3,520,000; 1.625% - 5.375%;
Transport - Services (1.51%)			dated 10/16/09 - 05/28/19)	3,451	3,451
Expeditors International of Washington Inc	384,983	13,063

Transport - Truck (0.44%)
Con-way Inc	83,007	3,781

Schedule of Investments Principal Capital Appreciation Fund

July 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$3,520,000; 1.625%; dated 04/26/2011)	$ 3,451 $	3,451

13,804

TOTAL REPURCHASE AGREEMENTS	$ 13,804

Total Investments	$ 865,021
Liabilities in Excess of Other Assets, Net - (0.03)%		(239)

TOTAL NET ASSETS - 100.00%	$ 864,782

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 255,809
Unrealized Depreciation	(44,867)

Net Unrealized Appreciation (Depreciation)	210,942
Cost for federal income tax purposes	654,079
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.01%
Financial	14.26%
Technology	13.49%
Consumer, Cyclical	13.46%
Industrial	12.03%
Energy	10.60%
Communications	9.12%
Basic Materials	3.74%
Utilities	3.32%
Liabilities in Excess of Other Assets, Net	(0.03%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	47.23%

			Domestic Equity Funds	38.75%
INVESTMENT COMPANIES (100.08%)			International Equity Funds	14.10%
Principal Funds, Inc. Institutional Class (100.08%)			Liabilities in Excess of Other Assets, Net	(0.08%)

Bond & Mortgage Securities Fund (a)	30,982,691 $	283,801	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	13,649,068	147,137
Disciplined LargeCap Blend Fund (a)	12,950,175	129,631
Global Diversified Income Fund (a)	2,851,864	33,852
High Yield Fund I (a)	5,231,988	51,326
Inflation Protection Fund (a)	8,070,253	58,348
International Emerging Markets Fund (a)	1,824,558	35,433
International Fund I (a)	6,207,059	60,395
International Growth Fund (a)	8,301,947	61,517
International Value Fund I (a)	6,021,286	60,755
LargeCap Blend Fund I (a)	10,622,298	68,620
LargeCap Growth Fund (a)	9,139,832	55,570
LargeCap Growth Fund I (a)	9,622,898	63,800
LargeCap Value Fund (a)	4,800,271	36,194
LargeCap Value Fund I (a)	4,220,451	36,507
LargeCap Value Fund III (a)	4,465,395	36,884
MidCap Growth Fund III (a)(b)	3,023,018	21,524
MidCap Value Fund I (a)	2,362,386	21,451
Money Market Fund (a)	2,925,209	2,925
Preferred Securities Fund (a)	12,223,406	101,821
Real Estate Securities Fund (a)	8,788,589	88,325
SmallCap Growth Fund I (a)(b)	1,860,490	12,930
SmallCap S&P 600 Index Fund (a)	1,259,069	14,240
SmallCap Value Fund (a)	941,904	11,011
SmallCap Value Fund I (a)	245,368	2,618
Ultra Short Bond Fund (a)	7,260,503	51,259

		1,547,874

TOTAL INVESTMENT COMPANIES	$ 1,547,874

Total Investments	$ 1,547,874
Liabilities in Excess of Other Assets, Net - (0.08)%		(1,216)

TOTAL NET ASSETS - 100.00%	$ 1,546,658

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 43,302
Unrealized Depreciation		(456,297)

Net Unrealized Appreciation (Depreciation)		(412,995)
Cost for federal income tax purposes		1,960,869
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	50,234,063 $	533,899	1,854,678	$ 15,597	21,106,050	$ 178,866	30,982,691 $	333,045
Core Plus Bond Fund I	613,773	6,132	14,261,597	149,206	1,226,302	12,561	13,649,068	142,765
Disciplined LargeCap Blend Fund	11,984,691	178,644	2,262,864	19,725	1,297,380	10,671	12,950,175	187,160
Global Diversified Income Fund	-	-	2,897,513	28,946	45,649	484	2,851,864	28,463
High Yield Fund I	5,264,718	54,628	1,814,292	13,831	1,847,022	14,097	5,231,988	51,321
Inflation Protection Fund	7,998,693	75,616	789,672	4,559	718,112	4,988	8,070,253	75,086
International Emerging Markets Fund	1,713,188	47,050	340,196	4,561	228,826	2,927	1,824,558	48,572
International Fund I	2,621,497	43,553	4,251,349	35,127	665,787	4,960	6,207,059	73,583
International Growth Fund	12,426,357	152,503	439,281	2,969	4,563,691	30,761	8,301,947	110,887
International Value Fund I	4,090,171	36,992	2,578,489	22,613	647,374	4,859	6,021,286	54,566
LargeCap Blend Fund I	9,754,682	95,603	1,948,439	10,912	1,080,823	5,692	10,622,298	100,504
LargeCap Growth Fund	8,636,745	64,500	1,410,837	7,451	907,750	4,594	9,139,832	67,290
LargeCap Growth Fund I	9,299,796	78,712	1,238,355	6,381	915,253	4,491	9,622,898	80,387
LargeCap Value Fund	4,170,945	48,699	1,660,681	11,064	1,031,355	7,153	4,800,271	51,416
LargeCap Value Fund I	3,573,597	49,756	1,336,219	9,777	689,365	5,028	4,220,451	53,235
LargeCap Value Fund III	3,402,381	44,312	1,552,098	11,097	489,084	3,329	4,465,395	51,914
MidCap Growth Fund III	461,239	4,743	2,882,987	14,838	321,208	1,708	3,023,018	17,856
MidCap Value Fund I	390,820	4,854	2,212,671	16,021	241,105	1,707	2,362,386	19,135
Money Market Fund	1,892,286	1,892	5,511,815	5,512	4,478,892	4,479	2,925,209	2,925
Preferred Securities Fund	13,171,121	138,336	868,154	5,654	1,815,869	10,770	12,223,406	128,801
Real Estate Securities Fund	6,693,925	124,646	3,609,421	30,874	1,514,757	13,459	8,788,589	141,406
SmallCap Growth Fund I	311,929	2,764	1,707,794	20,878	159,233	820	1,860,490	22,792
SmallCap Growth Fund III	2,434,092	29,439	-	-	2,434,092	23,911	-	-
SmallCap S&P 600 Index Fund	2,319,512	35,697	195,828	1,839	1,256,271	11,465	1,259,069	22,075
SmallCap Value Fund	1,592,868	29,564	21,281	233	672,245	6,488	941,904	18,058
SmallCap Value Fund I	190,488	2,783	112,923	1,020	58,043	487	245,368	3,294
Ultra Short Bond Fund	7,144,188	70,698	188,395	1,359	72,080	509	7,260,503	71,550

	$ 1,956,015			$ 452,044		$ 371,264	$ 1,958,086

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 15,336			$ (37,585)			$ -
Core Plus Bond Fund I		1,392			(12)			25
Disciplined LargeCap Blend Fund		2,378			(538)			-
Global Diversified Income Fund		1,253			1			-
High Yield Fund I		3,132			(3,041)			-
Inflation Protection Fund			30		(101)			-
International Emerging Markets Fund			368		(112)			-
International Fund I			743		(137)			-
International Growth Fund		2,007			(13,824)			-
International Value Fund I			79		(180)			-
LargeCap Blend Fund I		1,265			(319)			-
LargeCap Growth Fund			94		(67)			-
LargeCap Growth Fund I			8		(215)			-
LargeCap Value Fund			773		(1,194)			-
LargeCap Value Fund I			647		(1,270)			-
LargeCap Value Fund III			761		(166)			-
MidCap Growth Fund III			-		(17)			-
MidCap Value Fund I			228		(33)			-
Money Market Fund			13		-			-
Preferred Securities Fund		5,645			(4,419)			-
Real Estate Securities Fund		2,107			(655)			-
SmallCap Growth Fund I			-		(30)			-
SmallCap Growth Fund III			-		(5,528)			-
SmallCap S&P 600 Index Fund			369		(3,996)			749
SmallCap Value Fund			101		(5,251)			-
SmallCap Value Fund I			29		(22)			-
Ultra Short Bond Fund		1,236			2			-

	$ 39,994			$ (78,709)			$ 774

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	45.40%

			Fixed Income Funds	35.83%
INVESTMENT COMPANIES (99.79%)			International Equity Funds	18.56%
Principal Funds, Inc. Institutional Class (99.79%)			Other Assets in Excess of Liabilities, Net	0.21%

Bond & Mortgage Securities Fund (a)	4,150,610 $	38,020	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	3,526,013	38,010
Disciplined LargeCap Blend Fund (a)	2,845,430	28,483
High Yield Fund I (a)	1,391,866	13,654
Inflation Protection Fund (a)	577,678	4,177
International Emerging Markets Fund (a)	506,669	9,840
International Fund I (a)	1,465,836	14,263
International Growth Fund (a)	1,887,726	13,988
International Value Fund I (a)	1,466,828	14,800
LargeCap Blend Fund I (a)	2,401,471	15,514
LargeCap Growth Fund (a)	1,963,446	11,938
LargeCap Growth Fund I (a)	1,976,365	13,103
LargeCap Value Fund (a)	1,040,321	7,844
LargeCap Value Fund I (a)	935,392	8,091
LargeCap Value Fund III (a)	964,220	7,964
MidCap Growth Fund III (a)(b)	658,460	4,688
MidCap Value Fund I (a)	501,870	4,557
Money Market Fund (a)	4,244,422	4,244
Preferred Securities Fund (a)	480,197	4,000
Real Estate Securities Fund (a)	1,770,732	17,796
SmallCap Growth Fund I (a)(b)	411,213	2,858
SmallCap S&P 600 Index Fund (a)	336,222	3,803
SmallCap Value Fund (a)	117,369	1,372
SmallCap Value Fund I (a)	125,520	1,339

		284,346

TOTAL INVESTMENT COMPANIES	$ 284,346

Total Investments	$ 284,346
Other Assets in Excess of Liabilities, Net - 0.21%		600

TOTAL NET ASSETS - 100.00%	$ 284,946

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 28,486
Unrealized Depreciation		(11,559)

Net Unrealized Appreciation (Depreciation)		16,927
Cost for federal income tax purposes		267,419
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,426,667 $	13,823	2,941,501	$ 24,894	217,558	$ 1,826	4,150,610 $	36,759
Core Plus Bond Fund I	194,995	1,948	3,449,056	35,889	118,038	1,225	3,526,013	36,612
Disciplined LargeCap Blend Fund	531,456	6,875	2,367,647	20,963	53,673	456	2,845,430	27,381
High Yield Fund I	320,572	3,169	1,097,486	8,860	26,192	210	1,391,866	11,818
Inflation Protection Fund	121,270	1,024	467,591	3,294	11,183	82	577,678	4,236
International Emerging Markets Fund	80,906	1,887	435,038	6,006	9,275	126	506,669	7,767
International Fund I	328,821	4,782	1,164,638	9,220	27,623	214	1,465,836	13,763
International Growth Fund	251,280	2,544	1,671,322	10,581	34,876	210	1,887,726	12,915
International Value Fund I	208,923	1,886	1,284,945	10,508	27,040	210	1,466,828	12,184
LargeCap Blend Fund I	454,480	3,775	1,993,028	11,336	46,037	250	2,401,471	14,860
LargeCap Growth Fund	364,546	2,966	1,636,240	8,783	37,340	194	1,963,446	11,554
LargeCap Growth Fund I	387,354	2,900	1,626,302	8,629	37,291	192	1,976,365	11,337
LargeCap Value Fund	193,615	1,955	866,662	5,860	19,956	129	1,040,321	7,686
LargeCap Value Fund I	169,300	1,953	784,168	5,849	18,076	129	935,392	7,673
LargeCap Value Fund III	176,047	1,953	806,746	5,859	18,573	130	964,220	7,682
MidCap Growth Fund III	116,192	1,076	555,015	3,204	12,747	71	658,460	4,209
MidCap Value Fund I	92,964	1,075	418,552	3,220	9,646	71	501,870	4,224
Money Market Fund	1,018,875	1,019	3,304,049	3,304	78,502	79	4,244,422	4,244
Preferred Securities Fund	493,290	4,205	33,749	220	46,842	285	480,197	4,116
Real Estate Securities Fund	271,225	4,272	1,533,846	13,616	34,339	286	1,770,732	17,601
SmallCap Growth Fund I	39,441	337	378,859	2,301	7,087	39	411,213	2,599
SmallCap Growth Fund III	36,594	340	33,140	193	69,734	533	-	-
SmallCap S&P 600 Index Fund	58,098	879	284,578	2,698	6,454	59	336,222	3,518
SmallCap Value Fund	22,400	340	97,247	1,013	2,278	23	117,369	1,330
SmallCap Value Fund I	23,894	336	103,972	961	2,346	20	125,520	1,277

	$ 67,319			$ 207,261		$ 7,049	$ 267,345

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 933			$ (132)			$ -
Core Plus Bond Fund I			455		-			14
Disciplined LargeCap Blend Fund			153		(1)			-
High Yield Fund I			295		(1)			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			30		-			-
International Fund I			87		(25)			-
International Growth Fund			80		-			-
International Value Fund I			8		-			-
LargeCap Blend Fund I			83		(1)			-
LargeCap Growth Fund			6		(1)			-
LargeCap Growth Fund I			1		-			-
LargeCap Value Fund			58		-			-
LargeCap Value Fund I			47		-			-
LargeCap Value Fund III			57		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			17		-			-
Money Market Fund			10		-			-
Preferred Securities Fund			221		(24)			-
Real Estate Securities Fund			295		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			25		-			49
SmallCap Value Fund			3		-			-
SmallCap Value Fund I			5		-			-

	$ 2,869			$ (186)			$ 63

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	47.89%

			Fixed Income Funds	33.15%
INVESTMENT COMPANIES (100.06%)			International Equity Funds	19.02%
Principal Funds, Inc. Institutional Class (100.06%)			Liabilities in Excess of Other Assets, Net	(0.06%)

Bond & Mortgage Securities Fund (a)	59,426,372 $	544,345	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	26,369,498	284,263
Disciplined LargeCap Blend Fund (a)	39,097,693	391,368
High Yield Fund I (a)	20,504,246	201,147
International Emerging Markets Fund (a)	5,910,229	114,777
International Fund I (a)	20,476,509	199,236
International Growth Fund (a)	27,056,699	200,490
International Value Fund I (a)	19,841,494	200,201
LargeCap Blend Fund I (a)	31,682,409	204,668
LargeCap Growth Fund (a)	29,077,544	176,791
LargeCap Growth Fund I (a)	31,711,117	210,245
LargeCap Value Fund (a)	15,290,318	115,289
LargeCap Value Fund I (a)	13,707,558	118,570
LargeCap Value Fund III (a)	14,377,315	118,757
MidCap Growth Fund III (a)(b)	9,320,810	66,364
MidCap Value Fund I (a)	6,770,365	61,475
Preferred Securities Fund (a)	25,887,275	215,641
Real Estate Securities Fund (a)	16,918,271	170,029
SmallCap Growth Fund I (a)(b)	7,674,191	53,336
SmallCap S&P 600 Index Fund (a)	4,983,588	56,364
SmallCap Value Fund (a)	3,970,246	46,412
SmallCap Value Fund I (a)	927,054	9,892

		3,759,660

TOTAL INVESTMENT COMPANIES	$ 3,759,660

Total Investments	$ 3,759,660
Liabilities in Excess of Other Assets, Net - (0.06)%		(2,290)

TOTAL NET ASSETS - 100.00%	$ 3,757,370

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 105,574
Unrealized Depreciation		(1,127,965)

Net Unrealized Appreciation (Depreciation)		(1,022,391)
Cost for federal income tax purposes		4,782,051
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	83,370,396 $	880,310	3,221,766	$ 27,109	27,165,790	$ 231,269	59,426,372 $	635,103
Core Plus Bond Fund I	2,012,707	20,092	25,967,818	272,822	1,611,027	16,618	26,369,498	276,292
Disciplined LargeCap Blend Fund	33,932,265	498,476	7,379,249	65,823	2,213,821	18,479	39,097,693	544,946
High Yield Fund I	17,077,353	176,164	4,509,664	34,558	1,082,771	8,428	20,504,246	202,315
International Emerging Markets Fund	5,151,195	139,172	1,177,750	16,633	418,716	5,373	5,910,229	150,341
International Fund I	8,718,196	142,739	12,942,253	105,809	1,183,940	8,932	20,476,509	239,240
International Growth Fund	33,562,863	409,966	1,898,308	12,750	8,404,472	56,815	27,056,699	349,041
International Value Fund I	12,357,203	111,821	8,653,128	73,613	1,168,837	8,913	19,841,494	176,125
LargeCap Blend Fund I	26,580,563	255,715	6,956,158	39,730	1,854,312	9,905	31,682,409	285,064
LargeCap Growth Fund	24,025,377	182,605	6,732,171	35,975	1,680,004	8,596	29,077,544	209,769
LargeCap Growth Fund I	28,408,467	239,187	5,020,552	26,597	1,717,902	8,577	31,711,117	257,140
LargeCap Value Fund	11,908,776	137,773	4,284,775	29,208	903,233	5,730	15,290,318	160,917
LargeCap Value Fund I	10,560,523	144,475	3,973,423	29,534	826,388	5,710	13,707,558	167,980
LargeCap Value Fund III	10,295,416	134,720	4,924,470	35,763	842,571	5,731	14,377,315	164,426
MidCap Growth Fund III	6,268,564	63,211	3,615,718	19,779	563,472	3,034	9,320,810	79,934
MidCap Value Fund I	4,458,827	60,690	2,733,490	20,449	421,952	3,034	6,770,365	78,002
Preferred Securities Fund	25,758,812	265,440	1,783,356	11,622	1,654,893	9,794	25,887,275	265,610
Real Estate Securities Fund	13,143,000	241,559	4,970,443	43,672	1,195,172	9,795	16,918,271	275,194
SmallCap Growth Fund I	1,261,877	11,300	6,754,830	79,095	342,516	1,794	7,674,191	88,357
SmallCap Growth Fund III	6,536,716	75,587	37,019	239	6,573,735	75,805	-	-
SmallCap S&P 600 Index Fund	5,297,374	88,330	697,483	7,011	1,011,269	9,191	4,983,588	83,508
SmallCap Value Fund	4,250,007	74,141	134,772	1,463	414,533	4,010	3,970,246	70,207
SmallCap Value Fund I	772,322	11,331	271,519	2,571	116,787	1,001	927,054	12,814

	$ 4,364,804			$ 991,825		$ 516,534	$ 4,772,325

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 26,952			$ (41,047)			$ -
Core Plus Bond Fund I		2,732			(4)			86
Disciplined LargeCap Blend Fund			6,906		(874)			-
High Yield Fund I		13,356			21			-
International Emerging Markets Fund			1,151		(91)			-
International Fund I			2,621		(376)			-
International Growth Fund			5,456		(16,860)			-
International Value Fund I			252		(396)			-
LargeCap Blend Fund I		3,542			(476)			-
LargeCap Growth Fund			269		(215)			-
LargeCap Growth Fund I			26		(67)			-
LargeCap Value Fund			2,611		(334)			-
LargeCap Value Fund I			2,112		(319)			-
LargeCap Value Fund III			2,413		(326)			-
MidCap Growth Fund III			-		(22)			-
MidCap Value Fund I			669		(103)			-
Preferred Securities Fund		11,706			(1,658)			-
Real Estate Securities Fund			4,134		(242)			-
SmallCap Growth Fund I			-		(244)			-
SmallCap Growth Fund III			-		(21)			-
SmallCap S&P 600 Index Fund			1,392		(2,642)			2,823
SmallCap Value Fund			411		(1,387)			-
SmallCap Value Fund I			115		(87)			-

	$ 88,826			$ (67,770)			$ 2,909

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	52.81%

			Fixed Income Funds	25.53%
INVESTMENT COMPANIES (99.83%)			International Equity Funds	21.49%
Principal Funds, Inc. Institutional Class (99.83%)			Other Assets in Excess of Liabilities, Net	0.17%

Bond & Mortgage Securities Fund (a)	3,041,811 $	27,863	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	2,545,644	27,442
Disciplined LargeCap Blend Fund (a)	3,270,089	32,734
High Yield Fund I (a)	1,557,096	15,275
International Emerging Markets Fund (a)	628,516	12,206
International Fund I (a)	1,635,318	15,912
International Growth Fund (a)	2,283,634	16,922
International Value Fund I (a)	1,753,843	17,696
LargeCap Blend Fund I (a)	2,765,998	17,868
LargeCap Growth Fund (a)	2,603,780	15,831
LargeCap Growth Fund I (a)	2,661,962	17,649
LargeCap Value Fund (a)	1,393,264	10,505
LargeCap Value Fund I (a)	1,252,492	10,834
LargeCap Value Fund III (a)	1,289,883	10,654
MidCap Growth Fund III (a)(b)	799,708	5,694
MidCap Value Fund I (a)	611,571	5,553
Preferred Securities Fund (a)	472,051	3,932
Real Estate Securities Fund (a)	1,540,960	15,487
SmallCap Growth Fund I (a)(b)	597,489	4,152
SmallCap S&P 600 Index Fund (a)	285,793	3,232
SmallCap Value Fund (a)	167,887	1,963
SmallCap Value Fund I (a)	187,034	1,996

		291,400

TOTAL INVESTMENT COMPANIES	$ 291,400

Total Investments	$ 291,400
Other Assets in Excess of Liabilities, Net - 0.17%		508

TOTAL NET ASSETS - 100.00%	$ 291,908

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 32,385
Unrealized Depreciation		(15,033)

Net Unrealized Appreciation (Depreciation)		17,352
Cost for federal income tax purposes		274,048
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,067,273 $	10,386	2,004,032	$ 16,868	29,494	$ 252	3,041,811 $	27,002
Core Plus Bond Fund I	146,386	1,459	3,306,247	34,317	906,989	9,250	2,545,644	26,464
Disciplined LargeCap Blend Fund	677,269	8,861	2,634,288	23,215	41,468	368	3,270,089	31,707
High Yield Fund I	384,985	3,819	1,190,441	9,593	18,330	159	1,557,096	13,253
International Emerging Markets Fund	112,607	2,674	522,818	7,208	6,909	108	628,516	9,774
International Fund I	441,608	6,556	1,215,210	9,629	21,500	181	1,635,318	16,003
International Growth Fund	353,881	3,557	1,957,953	12,344	28,200	181	2,283,634	15,720
International Value Fund I	282,151	2,543	1,492,946	12,171	21,254	181	1,753,843	14,533
LargeCap Blend Fund I	573,178	4,811	2,227,910	12,610	35,090	200	2,765,998	17,221
LargeCap Growth Fund	529,475	4,353	2,106,930	11,271	32,625	178	2,603,780	15,446
LargeCap Growth Fund I	575,847	4,354	2,116,997	11,209	30,882	176	2,661,962	15,388
LargeCap Value Fund	284,301	2,903	1,126,602	7,572	17,639	118	1,393,264	10,357
LargeCap Value Fund I	248,458	2,903	1,019,688	7,557	15,654	119	1,252,492	10,341
LargeCap Value Fund III	257,623	2,903	1,048,526	7,570	16,266	119	1,289,883	10,354
MidCap Growth Fund III	154,531	1,450	655,137	3,772	9,960	59	799,708	5,163
MidCap Value Fund I	124,001	1,450	495,293	3,794	7,723	60	611,571	5,184
Preferred Securities Fund	464,208	4,005	32,827	214	24,984	170	472,051	4,047
Real Estate Securities Fund	255,689	4,078	1,304,837	11,524	19,566	169	1,540,960	15,433
SmallCap Growth Fund I	62,117	533	542,562	3,314	7,190	42	597,489	3,805
SmallCap Growth Fund III	57,311	537	39,553	229	96,864	766	-	-
SmallCap S&P 600 Index Fund	55,524	843	233,688	2,195	3,419	32	285,793	3,006
SmallCap Value Fund	35,236	537	134,829	1,395	2,178	23	167,887	1,909
SmallCap Value Fund I	37,664	533	151,824	1,397	2,454	22	187,034	1,908

	$ 76,048			$ 210,968		$ 12,933	$ 274,018

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 667			$ -			$ -
Core Plus Bond Fund I			328		(62)			9
Disciplined LargeCap Blend Fund			183		(1)			-
High Yield Fund I			351		-			-
International Emerging Markets Fund			39		-			-
International Fund I			119		(1)			-
International Growth Fund			104		-			-
International Value Fund I			10		-			-
LargeCap Blend Fund I			101		-			-
LargeCap Growth Fund			8		-			-
LargeCap Growth Fund I			1		1			-
LargeCap Value Fund			82		-			-
LargeCap Value Fund I			66		-			-
LargeCap Value Fund III			80		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			21		-			-
Preferred Securities Fund			216		(2)			-
Real Estate Securities Fund			261		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			23		-			43
SmallCap Value Fund			5		-			-
SmallCap Value Fund I			7		-			-

	$ 2,672			$ (65)			$ 52

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	54.80%

			Fixed Income Funds	23.79%
INVESTMENT COMPANIES (100.07%)			International Equity Funds	21.48%
Principal Funds, Inc. Institutional Class (100.07%)			Liabilities in Excess of Other Assets, Net	(0.07%)

Bond & Mortgage Securities Fund (a)	30,213,924 $	276,760	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	13,413,977	144,603
Disciplined LargeCap Blend Fund (a)	39,329,519	393,688
High Yield Fund I (a)	21,147,759	207,459
International Emerging Markets Fund (a)	6,628,006	128,716
International Fund I (a)	20,009,008	194,688
International Growth Fund (a)	26,397,817	195,608
International Value Fund I (a)	19,451,215	196,263
LargeCap Blend Fund I (a)	31,063,967	200,673
LargeCap Growth Fund (a)	30,759,460	187,017
LargeCap Growth Fund I (a)	34,061,504	225,828
LargeCap Value Fund (a)	16,302,855	122,923
LargeCap Value Fund I (a)	14,325,273	123,914
LargeCap Value Fund III (a)	14,927,433	123,301
MidCap Growth Fund III (a)(b)	9,416,417	67,045
MidCap Value Fund I (a)	7,348,063	66,720
Preferred Securities Fund (a)	19,591,638	163,198
Real Estate Securities Fund (a)	14,736,098	148,098
SmallCap Growth Fund I (a)(b)	9,835,890	68,359
SmallCap S&P 600 Index Fund (a)	2,975,359	33,651
SmallCap Value Fund (a)	2,921,784	34,156
SmallCap Value Fund I (a)	2,770,835	29,565

		3,332,233

TOTAL INVESTMENT COMPANIES	$ 3,332,233

Total Investments	$ 3,332,233
Liabilities in Excess of Other Assets, Net - (0.07)%		(2,173)

TOTAL NET ASSETS - 100.00%	$ 3,330,060

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 108,300
Unrealized Depreciation		(1,023,429)

Net Unrealized Appreciation (Depreciation)		(915,129)
Cost for federal income tax purposes		4,247,362
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	41,368,360 $	435,871	1,603,259	$ 13,491	12,757,695	$ 108,646	30,213,924 $	322,774
Core Plus Bond Fund I	1,292,255	12,905	12,375,716	130,179	253,994	2,646	13,413,977	140,438
Disciplined LargeCap Blend Fund	32,957,147	481,530	7,032,131	62,842	659,759	5,665	39,329,519	538,594
High Yield Fund I	16,995,689	175,066	4,457,130	34,260	305,060	2,344	21,147,759	206,979
International Emerging Markets Fund	5,276,189	142,697	1,482,701	20,840	130,884	1,735	6,628,006	161,789
International Fund I	9,146,256	148,233	11,229,020	93,979	366,268	2,899	20,009,008	239,267
International Growth Fund	34,083,294	412,726	1,583,165	10,799	9,268,642	63,899	26,397,817	340,026
International Value Fund I	12,693,853	114,850	7,119,368	61,367	362,006	2,899	19,451,215	173,266
LargeCap Blend Fund I	25,624,835	244,876	5,988,854	34,487	549,722	3,040	31,063,967	276,255
LargeCap Growth Fund	25,908,112	197,522	5,415,763	29,421	564,415	2,947	30,759,460	223,965
LargeCap Growth Fund I	29,248,069	244,827	5,391,993	28,874	578,558	2,907	34,061,504	270,792
LargeCap Value Fund	13,044,281	149,947	3,555,496	24,410	296,922	1,969	16,302,855	172,345
LargeCap Value Fund I	11,141,619	151,697	3,448,743	26,312	265,089	1,922	14,325,273	176,046
LargeCap Value Fund III	10,549,351	135,814	4,653,778	34,063	275,696	1,962	14,927,433	167,876
MidCap Growth Fund III	6,672,676	66,951	2,922,307	16,099	178,566	981	9,416,417	82,062
MidCap Value Fund I	5,111,801	69,356	2,368,227	17,854	131,965	980	7,348,063	86,212
Preferred Securities Fund	18,635,074	190,757	1,318,921	8,597	362,357	2,258	19,591,638	197,030
Real Estate Securities Fund	9,703,517	175,289	5,287,352	48,102	254,771	2,258	14,736,098	221,094
SmallCap Growth Fund I	4,280,458	41,646	5,634,206	61,634	78,774	431	9,835,890	102,848
SmallCap Growth Fund III	4,945,660	55,931	150,706	851	5,096,366	56,778	-	-
SmallCap S&P 600 Index Fund	3,027,613	47,718	537,189	5,301	589,443	5,422	2,975,359	46,457
SmallCap Value Fund	3,232,531	54,381	243,584	2,590	554,331	5,375	2,921,784	49,739
SmallCap Value Fund I	2,379,677	41,656	432,674	4,061	41,516	374	2,770,835	45,331

	$ 3,792,246			$ 770,413		$ 280,337	$ 4,241,185

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 13,432			$ (17,942)			$ -
Core Plus Bond Fund I		1,414			-			52
Disciplined LargeCap Blend Fund			6,726		(113)			-
High Yield Fund I		13,171			(3)			-
International Emerging Markets Fund			1,184		(13)			-
International Fund I			2,777		(46)			-
International Growth Fund			5,554		(19,600)			-
International Value Fund I			261		(52)			-
LargeCap Blend Fund I		3,426			(68)			-
LargeCap Growth Fund			291		(31)			-
LargeCap Growth Fund I			27		(2)			-
LargeCap Value Fund			2,868		(43)			-
LargeCap Value Fund I			2,237		(41)			-
LargeCap Value Fund III			2,483		(39)			-
MidCap Growth Fund III			-		(7)			-
MidCap Value Fund I			756		(18)			-
Preferred Securities Fund			8,702		(66)			-
Real Estate Securities Fund			3,412		(39)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(4)			-
SmallCap S&P 600 Index Fund			772		(1,140)			1,562
SmallCap Value Fund			286		(1,857)			-
SmallCap Value Fund I			339		(12)			-

	$ 70,118			$ (41,137)			$ 1,614

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	58.08%

			International Equity Funds	24.76%
INVESTMENT COMPANIES (100.14%)			Fixed Income Funds	17.30%
Principal Funds, Inc. Institutional Class (100.14%)			Liabilities in Excess of Other Assets, Net	(0.14%)

Bond & Mortgage Securities Fund (a)	1,103,972 $	10,112	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	876,454	9,448
Disciplined LargeCap Blend Fund (a)	2,129,614	21,317
High Yield Fund I (a)	935,836	9,180
International Emerging Markets Fund (a)	445,708	8,656
International Fund I (a)	1,201,070	11,686
International Growth Fund (a)	1,584,445	11,741
International Value Fund I (a)	1,155,377	11,658
LargeCap Blend Fund I (a)	1,780,491	11,502
LargeCap Growth Fund (a)	1,871,689	11,380
LargeCap Growth Fund I (a)	1,897,975	12,584
LargeCap Value Fund (a)	998,890	7,532
LargeCap Value Fund I (a)	897,253	7,761
LargeCap Value Fund III (a)	925,387	7,644
MidCap Growth Fund III (a)(b)	560,942	3,994
MidCap Value Fund I (a)	428,754	3,893
Preferred Securities Fund (a)	218,446	1,820
Real Estate Securities Fund (a)	722,108	7,257
SmallCap Growth Fund I (a)(b)	464,458	3,228
SmallCap S&P 600 Index Fund (a)	127,842	1,446
SmallCap Value Fund (a)	130,514	1,526
SmallCap Value Fund I (a)	145,673	1,554

		176,919

TOTAL INVESTMENT COMPANIES	$ 176,919

Total Investments	$ 176,919
Liabilities in Excess of Other Assets, Net - (0.14)%		(247)

TOTAL NET ASSETS - 100.00%	$ 176,672

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 21,410
Unrealized Depreciation		(8,811)

Net Unrealized Appreciation (Depreciation)		12,599
Cost for federal income tax purposes		164,320
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	313,029 $	3,035	807,365	$ 6,789	16,422	$ 143	1,103,972 $	9,682
Core Plus Bond Fund I	81,840	818	1,151,514	11,965	356,900	3,643	876,454	9,116
Disciplined LargeCap Blend Fund	460,374	5,816	1,713,406	15,077	44,166	412	2,129,614	20,479
High Yield Fund I	238,583	2,327	715,773	5,786	18,520	167	935,836	7,948
International Emerging Markets Fund	82,033	1,815	370,979	5,135	7,304	131	445,708	6,823
International Fund I	415,604	5,959	830,885	6,588	45,419	412	1,201,070	12,145
International Growth Fund	118,441	868	1,497,254	9,520	31,250	217	1,584,445	10,171
International Value Fund I	224,228	1,991	1,018,377	8,298	87,228	816	1,155,377	9,491
LargeCap Blend Fund I	384,092	3,117	1,433,460	8,103	37,061	224	1,780,491	10,997
LargeCap Growth Fund	398,279	3,162	1,511,508	8,087	38,098	219	1,871,689	11,029
LargeCap Growth Fund I	428,550	3,118	1,505,343	8,000	35,918	220	1,897,975	10,900
LargeCap Value Fund	211,691	2,093	807,872	5,419	20,673	146	998,890	7,366
LargeCap Value Fund I	185,650	2,093	729,719	5,408	18,116	146	897,253	7,354
LargeCap Value Fund III	192,973	2,093	751,398	5,418	18,984	147	925,387	7,364
MidCap Growth Fund III	114,650	1,023	457,514	2,639	11,222	74	560,942	3,588
MidCap Value Fund I	90,892	1,023	346,669	2,654	8,807	74	428,754	3,603
Preferred Securities Fund	222,346	1,888	15,761	103	19,661	147	218,446	1,847
Real Estate Securities Fund	130,697	2,014	606,914	5,314	15,503	147	722,108	7,182
SmallCap Growth Fund I	50,855	420	423,107	2,579	9,504	60	464,458	2,939
SmallCap Growth Fund III	46,839	420	32,101	186	78,940	606	-	-
SmallCap S&P 600 Index Fund	25,310	373	105,163	990	2,631	27	127,842	1,336
SmallCap Value Fund	28,349	420	104,960	1,084	2,795	30	130,514	1,474
SmallCap Value Fund I	30,543	420	118,250	1,085	3,120	30	145,673	1,475

	$ 46,306			$ 126,227		$ 8,238	$ 164,309

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 227			$ 1			$ -
Core Plus Bond Fund I			112		(24)			4
Disciplined LargeCap Blend Fund			120		(2)			-
High Yield Fund I			215		2			-
International Emerging Markets Fund			29		4			-
International Fund I			112		10			-
International Growth Fund			51		-			-
International Value Fund I			7		18			-
LargeCap Blend Fund I			66		1			-
LargeCap Growth Fund			6		(1)			-
LargeCap Growth Fund I			1		2			-
LargeCap Value Fund			59		-			-
LargeCap Value Fund I			48		(1)			-
LargeCap Value Fund III			58		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			15		-			-
Preferred Securities Fund			103		3			-
Real Estate Securities Fund			118		1			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			10		-			20
SmallCap Value Fund			4		-			-
SmallCap Value Fund I			6		-			-

	$ 1,367			$ 14			$ 24

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	59.09%

			International Equity Funds	24.51%
INVESTMENT COMPANIES (100.08%)			Fixed Income Funds	16.48%
Principal Funds, Inc. Institutional Class (100.08%)			Liabilities in Excess of Other Assets, Net	(0.08%)

Bond & Mortgage Securities Fund (a)	9,127,796 $	83,611	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	4,035,265	43,500
Disciplined LargeCap Blend Fund (a)	23,149,342	231,725
High Yield Fund I (a)	11,572,686	113,528
International Emerging Markets Fund (a)	4,310,731	83,714
International Fund I (a)	12,863,821	125,165
International Growth Fund (a)	16,756,997	124,169
International Value Fund I (a)	12,500,655	126,132
LargeCap Blend Fund I (a)	18,842,585	121,723
LargeCap Growth Fund (a)	19,636,074	119,387
LargeCap Growth Fund I (a)	22,912,285	151,908
LargeCap Value Fund (a)	10,536,853	79,448
LargeCap Value Fund I (a)	9,203,081	79,607
LargeCap Value Fund III (a)	9,264,735	76,527
MidCap Growth Fund III (a)(b)	5,676,508	40,417
MidCap Value Fund I (a)	4,401,097	39,962
Preferred Securities Fund (a)	8,171,107	68,065
Real Estate Securities Fund (a)	6,183,031	62,139
SmallCap Growth Fund I (a)(b)	5,959,204	41,417
SmallCap S&P 600 Index Fund (a)	1,853,762	20,966
SmallCap Value Fund (a)	1,923,853	22,490
SmallCap Value Fund I (a)	1,806,972	19,280

		1,874,880

TOTAL INVESTMENT COMPANIES	$ 1,874,880

Total Investments	$ 1,874,880
Liabilities in Excess of Other Assets, Net - (0.08)%		(1,469)

TOTAL NET ASSETS - 100.00%	$ 1,873,411

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 74,997
Unrealized Depreciation		(579,515)

Net Unrealized Appreciation (Depreciation)		(504,518)
Cost for federal income tax purposes		2,379,398
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	9,965,538 $	104,646	408,484	$ 3,438	1,246,226	$ 10,448	9,127,796 $	96,395
Core Plus Bond Fund I	413,816	4,133	3,664,263	38,185	42,814	449	4,035,265	41,869
Disciplined LargeCap Blend Fund	18,043,681	262,845	5,344,598	47,370	238,937	2,162	23,149,342	308,046
High Yield Fund I	9,687,508	99,519	1,992,871	15,513	107,693	847	11,572,686	114,181
International Emerging Markets Fund	3,171,707	85,303	1,188,073	16,578	49,049	695	4,310,731	101,186
International Fund I	6,154,104	98,958	6,846,612	56,630	136,895	1,163	12,863,821	154,422
International Growth Fund	18,912,442	232,195	1,005,731	6,872	3,161,176	21,852	16,756,997	212,320
International Value Fund I	7,567,921	68,430	5,066,863	42,428	134,129	1,151	12,500,655	109,705
LargeCap Blend Fund I	14,614,096	138,722	4,424,966	25,266	196,477	1,151	18,842,585	162,834
LargeCap Growth Fund	15,259,020	117,883	4,602,052	24,836	224,998	1,220	19,636,074	141,498
LargeCap Growth Fund I	18,524,515	154,149	4,621,111	24,546	233,341	1,215	22,912,285	177,481
LargeCap Value Fund	7,933,433	91,270	2,718,161	18,541	114,741	811	10,536,853	108,998
LargeCap Value Fund I	6,776,445	91,297	2,530,795	19,064	104,159	811	9,203,081	109,548
LargeCap Value Fund III	6,737,677	87,827	2,633,687	19,284	106,629	810	9,264,735	106,298
MidCap Growth Fund III	4,017,069	40,030	1,726,628	9,899	67,189	388	5,676,508	49,541
MidCap Value Fund I	3,103,078	41,274	1,347,345	10,314	49,326	387	4,401,097	51,200
Preferred Securities Fund	7,719,117	78,204	548,228	3,574	96,238	648	8,171,107	81,128
Real Estate Securities Fund	4,546,861	86,094	1,706,942	15,166	70,772	678	6,183,031	100,580
SmallCap Growth Fund I	2,739,334	26,644	3,255,908	34,780	36,038	205	5,959,204	61,219
SmallCap Growth Fund III	2,727,831	30,737	72,517	422	2,800,348	31,159	-	-
SmallCap S&P 600 Index Fund	1,564,839	24,670	302,705	2,953	13,782	136	1,853,762	27,487
SmallCap Value Fund	1,783,065	30,010	155,065	1,626	14,277	155	1,923,853	31,481
SmallCap Value Fund I	1,581,572	27,744	241,208	2,261	15,808	152	1,806,972	29,852

	$ 2,022,584			$ 439,546		$ 78,693	$ 2,377,269

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 3,477			$ (1,241)			$ -
Core Plus Bond Fund I			516		-			20
Disciplined LargeCap Blend Fund			3,726		(7)			-
High Yield Fund I		7,432			(4)			-
International Emerging Markets Fund			725		-			-
International Fund I		1,906			(3)			-
International Growth Fund			3,079		(4,895)			-
International Value Fund I			161		(2)			-
LargeCap Blend Fund I		1,974			(3)			-
LargeCap Growth Fund			173		(1)			-
LargeCap Growth Fund I			17		1			-
LargeCap Value Fund		1,765			(2)			-
LargeCap Value Fund I		1,383			(2)			-
LargeCap Value Fund III		1,603			(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			416		(1)			-
Preferred Securities Fund			3,620		(2)			-
Real Estate Securities Fund		1,465			(2)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			487		-			985
SmallCap Value Fund			189		-			-
SmallCap Value Fund I			222		(1)			-

	$ 34,336			$ (6,168)			$ 1,005

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	61.73%

			International Equity Funds	26.79%
INVESTMENT COMPANIES (99.98%)			Fixed Income Funds	11.46%
Principal Funds, Inc. Institutional Class (99.98%)			Other Assets in Excess of Liabilities, Net	0.02%

Bond & Mortgage Securities Fund (a)	202,659 $	1,856	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	173,776	1,873
Disciplined LargeCap Blend Fund (a)	835,064	8,359
High Yield Fund I (a)	379,765	3,726
International Emerging Markets Fund (a)	182,113	3,537
International Fund I (a)	463,708	4,512
International Growth Fund (a)	694,742	5,148
International Value Fund I (a)	511,054	5,157
LargeCap Blend Fund I (a)	693,820	4,482
LargeCap Growth Fund (a)	801,018	4,870
LargeCap Growth Fund I (a)	829,125	5,497
LargeCap Value Fund (a)	430,774	3,248
LargeCap Value Fund I (a)	386,676	3,345
LargeCap Value Fund III (a)	399,728	3,302
MidCap Growth Fund III (a)(b)	237,013	1,688
MidCap Value Fund I (a)	180,821	1,642
Preferred Securities Fund (a)	46,923	391
Real Estate Securities Fund (a)	258,437	2,597
SmallCap Growth Fund I (a)(b)	199,142	1,384
SmallCap S&P 600 Index Fund (a)	49,199	556
SmallCap Value Fund (a)	55,892	653
SmallCap Value Fund I (a)	62,506	667

		68,490

TOTAL INVESTMENT COMPANIES	$ 68,490

Total Investments	$ 68,490
Other Assets in Excess of Liabilities, Net - 0.02%		17

TOTAL NET ASSETS - 100.00%	$ 68,507

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,940
Unrealized Depreciation		(2,644)

Net Unrealized Appreciation (Depreciation)		6,296
Cost for federal income tax purposes		62,194
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	35,369 $	342	170,448	$ 1,441	3,158	$ 27	202,659 $	1,756
Core Plus Bond Fund I	31,099	312	145,258	1,514	2,581	27	173,776	1,799
Disciplined LargeCap Blend Fund	176,219	2,084	679,384	5,978	20,539	192	835,064	7,869
High Yield Fund I	86,800	820	301,478	2,435	8,513	76	379,765	3,180
International Emerging Markets Fund	35,803	689	149,927	2,099	3,617	64	182,113	2,726
International Fund I	93,641	1,332	381,866	3,025	11,799	109	463,708	4,251
International Growth Fund	108,326	960	601,873	3,800	15,457	106	694,742	4,654
International Value Fund I	126,449	1,084	396,077	3,255	11,472	107	511,054	4,233
LargeCap Blend Fund I	146,635	1,116	564,089	3,189	16,904	102	693,820	4,203
LargeCap Growth Fund	164,892	1,229	656,016	3,520	19,890	114	801,018	4,635
LargeCap Growth Fund I	183,846	1,247	664,045	3,547	18,766	115	829,125	4,681
LargeCap Value Fund	88,199	820	353,365	2,371	10,790	76	430,774	3,115
LargeCap Value Fund I	77,756	820	318,377	2,366	9,457	76	386,676	3,110
LargeCap Value Fund III	81,304	820	328,333	2,371	9,909	77	399,728	3,114
MidCap Growth Fund III	48,290	393	194,350	1,126	5,627	37	237,013	1,482
MidCap Value Fund I	37,527	393	147,709	1,132	4,415	36	180,821	1,489
Preferred Securities Fund	50,357	421	3,551	23	6,985	52	46,923	393
Real Estate Securities Fund	45,901	659	219,005	1,917	6,469	60	258,437	2,516
SmallCap Growth Fund I	21,376	165	182,620	1,103	4,854	31	199,142	1,237
SmallCap Growth Fund III	19,791	165	15,267	88	35,058	253	-	-
SmallCap S&P 600 Index Fund	9,396	132	41,013	387	1,210	12	49,199	507
SmallCap Value Fund	11,654	165	45,665	471	1,427	16	55,892	620
SmallCap Value Fund I	12,620	165	51,480	472	1,594	16	62,506	621

	$ 16,333			$ 47,630		$ 1,781	$ 62,191

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 38			$ -			$ -
Core Plus Bond Fund I			21		-			1
Disciplined LargeCap Blend Fund			49		(1)			-
High Yield Fund I			89		1			-
International Emerging Markets Fund			13		2			-
International Fund I			45		3			-
International Growth Fund			30		-			-
International Value Fund I			3		1			-
LargeCap Blend Fund I			26		-			-
LargeCap Growth Fund			3		-			-
LargeCap Growth Fund I			-		2			-
LargeCap Value Fund			26		-			-
LargeCap Value Fund I			21		-			-
LargeCap Value Fund III			26		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			7		-			-
Preferred Securities Fund			23		1			-
Real Estate Securities Fund			41		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			4		-			8
SmallCap Value Fund			2		-			-
SmallCap Value Fund I			2		-			-

	$ 469			$ 9			$ 9

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.16%

			International Equity Funds	26.53%
INVESTMENT COMPANIES (100.04%)			Fixed Income Funds	11.35%
Principal Funds, Inc. Institutional Class (100.04%)			Liabilities in Excess of Other Assets, Net	(0.04%)

Bond & Mortgage Securities Fund (a)	1,639,629 $	15,019	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	1,093,807	11,791
Disciplined LargeCap Blend Fund (a)	9,123,431	91,326
High Yield Fund I (a)	4,115,573	40,374
International Emerging Markets Fund (a)	1,780,332	34,574
International Fund I (a)	5,809,590	56,527
International Growth Fund (a)	7,571,382	56,104
International Value Fund I (a)	5,646,241	56,971
LargeCap Blend Fund I (a)	7,618,660	49,217
LargeCap Growth Fund (a)	9,042,148	54,976
LargeCap Growth Fund I (a)	9,716,951	64,423
LargeCap Value Fund (a)	4,694,375	35,396
LargeCap Value Fund I (a)	4,271,535	36,949
LargeCap Value Fund III (a)	4,389,134	36,254
MidCap Growth Fund III (a)(b)	2,660,220	18,941
MidCap Value Fund I (a)	1,985,994	18,033
Preferred Securities Fund (a)	2,422,751	20,181
Real Estate Securities Fund (a)	2,775,689	27,896
SmallCap Growth Fund I (a)(b)	2,664,510	18,518
SmallCap S&P 600 Index Fund (a)	670,658	7,585
SmallCap Value Fund (a)	826,344	9,660
SmallCap Value Fund I (a)	865,175	9,231

		769,946

TOTAL INVESTMENT COMPANIES	$ 769,946

Total Investments	$ 769,946
Liabilities in Excess of Other Assets, Net - (0.04)%		(300)

TOTAL NET ASSETS - 100.00%	$ 769,646

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,545
Unrealized Depreciation		(241,845)

Net Unrealized Appreciation (Depreciation)		(207,300)
Cost for federal income tax purposes		977,246
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,654,674 $	17,495	67,954	$ 572	82,999	$ 692	1,639,629 $	17,317
Core Plus Bond Fund I	78,014	779	1,083,041	11,259	67,248	692	1,093,807	11,346
Disciplined LargeCap Blend Fund	7,318,717	105,744	2,798,727	24,593	994,013	8,648	9,123,431	121,757
High Yield Fund I	4,084,795	41,985	864,492	6,750	833,714	6,458	4,115,573	42,055
International Emerging Markets Fund	1,329,433	35,945	678,380	9,289	227,481	2,975	1,780,332	42,294
International Fund I	2,519,326	40,567	3,928,350	31,242	638,086	4,980	5,809,590	66,848
International Growth Fund	8,198,822	99,192	624,020	4,173	1,251,460	8,081	7,571,382	93,971
International Value Fund I	3,207,225	28,987	3,057,503	24,449	618,487	4,913	5,646,241	48,550
LargeCap Blend Fund I	5,915,392	56,021	2,547,699	14,358	844,431	4,705	7,618,660	65,723
LargeCap Growth Fund	6,755,870	51,784	3,309,115	17,563	1,022,837	5,396	9,042,148	63,981
LargeCap Growth Fund I	7,941,620	66,102	2,815,547	14,771	1,040,216	5,397	9,716,951	75,537
LargeCap Value Fund	3,436,244	39,344	1,802,407	12,121	544,276	3,596	4,694,375	47,879
LargeCap Value Fund I	3,017,396	40,682	1,752,095	12,877	497,956	3,597	4,271,535	50,016
LargeCap Value Fund III	2,895,911	37,359	2,001,061	14,347	507,838	3,598	4,389,134	48,131
MidCap Growth Fund III	1,736,473	17,196	1,219,834	6,860	296,087	1,661	2,660,220	22,414
MidCap Value Fund I	1,335,626	17,757	871,635	6,586	221,267	1,660	1,985,994	22,697
Preferred Securities Fund	2,586,984	26,316	172,146	1,122	336,379	2,074	2,422,751	24,859
Real Estate Securities Fund	1,815,051	37,006	1,281,437	11,357	320,799	2,766	2,775,689	45,535
SmallCap Growth Fund I	1,401,902	13,645	1,516,374	15,552	253,766	1,395	2,664,510	27,406
SmallCap Growth Fund III	1,188,327	13,244	49,635	289	1,237,962	13,533	-	-
SmallCap S&P 600 Index Fund	542,733	8,284	181,180	1,738	53,255	486	670,658	9,546
SmallCap Value Fund	774,343	12,944	126,392	1,318	74,391	759	826,344	13,468
SmallCap Value Fund I	807,951	14,213	133,538	1,243	76,314	692	865,175	14,664

	$ 822,591			$ 244,429		$ 88,754	$ 975,994

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 584			$ (58)			$ -
Core Plus Bond Fund I			143		-			6
Disciplined LargeCap Blend Fund			1,513		68			-
High Yield Fund I			3,133		(222)			-
International Emerging Markets Fund			305		35			-
International Fund I			791		19			-
International Growth Fund			1,334		(1,313)			-
International Value Fund I			69		27			-
LargeCap Blend Fund I			801		49			-
LargeCap Growth Fund			77		30			-
LargeCap Growth Fund I			8		61			-
LargeCap Value Fund			767		10			-
LargeCap Value Fund I			615		54			-
LargeCap Value Fund III			694		23			-
MidCap Growth Fund III			-		19			-
MidCap Value Fund I			179		14			-
Preferred Securities Fund		1,121			(505)			-
Real Estate Securities Fund			635		(62)			-
SmallCap Growth Fund I			-		(396)			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			170		10			344
SmallCap Value Fund			82		(35)			-
SmallCap Value Fund I			113		(100)			-

	$ 13,134			$ (2,272)			$ 350

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.79%

			International Equity Funds	27.25%
INVESTMENT COMPANIES (99.70%)			Fixed Income Funds	9.66%
Principal Funds, Inc. Institutional Class (99.70%)			Other Assets in Excess of Liabilities, Net	0.30%

Bond & Mortgage Securities Fund (a)	17,296 $	158	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	13,710	148
Disciplined LargeCap Blend Fund (a)	100,849	1,009
High Yield Fund I (a)	45,770	449
International Emerging Markets Fund (a)	22,327	434
International Fund I (a)	64,914	632
International Growth Fund (a)	81,388	603
International Value Fund I (a)	59,571	601
LargeCap Blend Fund I (a)	85,204	550
LargeCap Growth Fund (a)	101,011	614
LargeCap Growth Fund I (a)	102,419	679
LargeCap Value Fund (a)	54,795	413
LargeCap Value Fund I (a)	49,008	424
LargeCap Value Fund III (a)	50,667	418
MidCap Growth Fund III (a)(b)	28,345	202
MidCap Value Fund I (a)	21,883	199
Preferred Securities Fund (a)	5,890	49
Real Estate Securities Fund (a)	31,520	317
SmallCap Growth Fund I (a)(b)	24,846	173
SmallCap S&P 600 Index Fund (a)	5,632	64
SmallCap Value Fund (a)	7,285	85
SmallCap Value Fund I (a)	7,742	83

		8,304

TOTAL INVESTMENT COMPANIES	$ 8,304

Total Investments	$ 8,304
Other Assets in Excess of Liabilities, Net - 0.30%		25

TOTAL NET ASSETS - 100.00%	$ 8,329

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,112
Unrealized Depreciation		(394)

Net Unrealized Appreciation (Depreciation)		718
Cost for federal income tax purposes		7,586
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases (c)		Sales (c)		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	2,407 $	23	19,650	$ 166	4,761	$ 41	17,296 $	148
Core Plus Bond Fund I	1,795	18	15,849	165	3,934	42	13,710	141
Disciplined LargeCap Blend Fund	19,183	249	105,095	920	23,429	209	100,849	959
High Yield Fund I	9,810	97	45,936	374	9,976	83	45,770	388
International Emerging Markets Fund	3,650	84	23,638	334	4,961	71	22,327	346
International Fund I	7,539	113	72,097	575	14,722	118	64,914	553
International Growth Fund	12,562	129	87,680	548	18,854	120	81,388	556
International Value Fund I	15,909	140	58,042	472	14,380	118	59,571	494
LargeCap Blend Fund I	16,216	135	88,802	499	19,814	113	85,204	520
LargeCap Growth Fund	18,958	154	105,883	569	23,830	130	101,011	592
LargeCap Growth Fund I	20,602	154	105,839	569	24,022	130	102,419	592
LargeCap Value Fund	10,184	103	57,357	382	12,746	87	54,795	398
LargeCap Value Fund I	8,931	104	51,493	382	11,416	87	49,008	398
LargeCap Value Fund III	9,237	103	53,247	382	11,817	86	50,667	398
MidCap Growth Fund III	5,058	47	30,091	175	6,804	41	28,345	181
MidCap Value Fund I	4,044	47	23,013	176	5,174	41	21,883	182
Preferred Securities Fund	6,942	59	6,591	52	7,643	51	5,890	47
Real Estate Securities Fund	5,043	80	34,122	297	7,645	67	31,520	309
SmallCap Growth Fund I	2,439	21	27,715	168	5,308	31	24,846	158
SmallCap Growth Fund III	2,450	23	2,394	14	4,844	37	-	-
SmallCap S&P 600 Index Fund	964	15	5,883	56	1,215	13	5,632	58
SmallCap Value Fund	1,522	23	7,541	77	1,778	19	7,285	81
SmallCap Value Fund I	1,495	21	8,067	73	1,820	17	7,742	77

	$ 1,942			$ 7,425		$ 1,752	$ 7,576

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 3			$ -			$ -
Core Plus Bond Fund I			2		-			-
Disciplined LargeCap Blend Fund			4		(1)			-
High Yield Fund I			8		-			-
International Emerging Markets Fund			2		(1)			-
International Fund I			4		(17)			-
International Growth Fund			4		(1)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			3		(1)			-
LargeCap Growth Fund			-		(1)			-
LargeCap Growth Fund I			-		(1)			-
LargeCap Value Fund			3		-			-
LargeCap Value Fund I			2		(1)			-
LargeCap Value Fund III			3		(1)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			1		-			-
Preferred Securities Fund			2		(13)			-
Real Estate Securities Fund			5		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			-		-			1
SmallCap Value Fund			-		-			-
SmallCap Value Fund I			-		-			-

	$ 46			$ (39)			$ 1

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		July 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (99.91%)
Bond & Mortgage Securities Fund (a)	14,894,089 $	136,430
Core Plus Bond Fund I (a)	6,784,032	73,132
Disciplined LargeCap Blend Fund (a)	1,666,323	16,680
Global Diversified Income Fund (a)	2,499,373	29,667
High Yield Fund I (a)	729,675	7,158
Inflation Protection Fund (a)	8,878,822	64,194
International Emerging Markets Fund (a)	98,945	1,921
International Fund I (a)	846,890	8,240
International Growth Fund (a)	1,142,243	8,464
International Value Fund I (a)	827,604	8,350
LargeCap Blend Fund I (a)	1,443,058	9,322
LargeCap Growth Fund (a)	1,291,444	7,852
LargeCap Growth Fund I (a)	1,203,450	7,979
LargeCap Value Fund (a)	527,841	3,980
LargeCap Value Fund I (a)	332,478	2,876
LargeCap Value Fund III (a)	484,463	4,002
MidCap Growth Fund III (a)(b)	384,518	2,738
MidCap Value Fund I (a)	305,603	2,775
Money Market Fund (a)	3,037,894	3,038
Preferred Securities Fund (a)	3,369,719	28,070
Real Estate Securities Fund (a)	2,308,608	23,201
SmallCap S&P 600 Index Fund (a)	634,100	7,172
Ultra Short Bond Fund (a)	8,379,278	59,158

		516,399

TOTAL INVESTMENT COMPANIES	$ 516,399

Total Investments	$ 516,399
Other Assets in Excess of Liabilities, Net - 0.09%		447

TOTAL NET ASSETS - 100.00%	$ 516,846

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,700
Unrealized Depreciation		(116,870)

Net Unrealized Appreciation (Depreciation)		(104,170)
Cost for federal income tax purposes		620,569
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		77.55%
Domestic Equity Funds		17.14%
International Equity Funds		5.22%
Other Assets in Excess of Liabilities, Net		0.09%

TOTAL NET ASSETS		100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	24,060,962 $	257,259	875,580	$ 7,364	10,042,453	$ 85,139	14,894,089 $	160,478
Core Plus Bond Fund I	440,324	4,385	7,206,640	75,468	862,932	8,884	6,784,032	70,985
Disciplined LargeCap Blend Fund	1,440,229	20,372	517,258	4,589	291,164	2,497	1,666,323	22,369
Global Diversified Income Fund	-	-	2,606,477	26,137	107,104	1,151	2,499,373	25,003
High Yield Fund I	195,907	1,960	934,169	7,287	400,401	3,138	729,675	5,855
Inflation Protection Fund	8,889,165	84,725	1,193,983	7,272	1,204,326	8,430	8,878,822	83,165
International Emerging Markets Fund	75,470	1,991	73,133	1,027	49,658	674	98,945	2,334
International Fund I	366,052	6,015	624,829	5,199	143,991	1,124	846,890	10,059
International Growth Fund	1,730,544	18,991	89,151	606	677,452	4,546	1,142,243	14,183
International Value Fund I	537,567	4,870	429,080	3,700	139,043	1,102	827,604	7,437
LargeCap Blend Fund I	1,284,851	12,494	403,421	2,308	245,214	1,349	1,443,058	13,399
LargeCap Growth Fund	1,233,481	8,403	250,821	1,361	192,858	1,012	1,291,444	8,742
LargeCap Growth Fund I	1,076,894	9,125	323,221	1,693	196,665	1,012	1,203,450	9,780
LargeCap Value Fund	779,151	8,854	166,748	1,139	418,058	3,050	527,841	6,096
LargeCap Value Fund I	59,405	718	366,668	2,672	93,595	674	332,478	2,691
LargeCap Value Fund III	812,964	10,120	165,098	1,218	493,599	3,874	484,463	6,335
MidCap Growth Fund III	217,986	2,124	238,939	1,351	72,407	404	384,518	3,059
MidCap Value Fund I	180,088	2,128	179,936	1,376	54,421	406	305,603	3,086
Money Market Fund	1,115,312	1,115	9,090,501	9,091	7,167,919	7,168	3,037,894	3,038
Preferred Securities Fund	4,189,968	44,531	255,022	1,659	1,075,271	6,674	3,369,719	36,456
Real Estate Securities Fund	1,629,291	27,473	1,492,114	13,843	812,797	7,831	2,308,608	32,530
SmallCap S&P 600 Index Fund	579,889	8,795	135,266	1,336	81,055	741	634,100	9,374
Ultra Short Bond Fund	8,338,181	82,541	219,874	1,586	178,777	1,263	8,379,278	82,852

	$ 618,989			$ 179,282		$ 152,143	$ 619,306

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 7,241			$ (19,006)			$ -
Core Plus Bond Fund I			673		16			18
Disciplined LargeCap Blend Fund			288		(95)			-
Global Diversified Income Fund		1,100			17			-
High Yield Fund I			67		(254)			-
Inflation Protection Fund			33		(402)			-
International Emerging Markets Fund			19		(10)			-
International Fund I			106		(31)			-
International Growth Fund			277		(868)			-
International Value Fund I			11		(31)			-
LargeCap Blend Fund I			167		(54)			-
LargeCap Growth Fund			13		(10)			-
LargeCap Growth Fund I			1		(26)			-
LargeCap Value Fund			98		(847)			-
LargeCap Value Fund I			15		(25)			-
LargeCap Value Fund III			95		(1,129)			-
MidCap Growth Fund III			-		(12)			-
MidCap Value Fund I			25		(12)			-
Money Market Fund			11		-			-
Preferred Securities Fund		1,630			(3,060)			-
Real Estate Securities Fund			453		(955)			-
SmallCap S&P 600 Index Fund			178		(16)			359
Ultra Short Bond Fund		1,442			(12)			-

	$ 13,943			$ (26,822)			$ 377

Schedule of Investments
Real Estate Securities Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.04%)			COMMON STOCKS (continued)
Hotels & Motels (0.06%)			REITS - Regional Malls (15.29%)
Choice Hotels International Inc	26,807 $	747	CBL & Associates Properties Inc	1,475,950 $	8,767
			Macerich Co/The	544,411	10,709
REITS - Apartments (12.68%)			Simon Property Group Inc	2,616,467	145,789
American Campus Communities Inc	557,112	12,775	Taubman Centers Inc	891,015	23,710

Apartment Investment & Management Co	2,983,743	27,987			188,975

AvalonBay Communities Inc	393,070	22,877
Education Realty Trust Inc	610,250	2,960	REITS - Shopping Centers (10.22%)
Equity Residential	1,183,430	28,402	Acadia Realty Trust	1,089,760	14,930
Essex Property Trust Inc	383,739	24,947	Developers Diversified Realty Corp	1,526,324	8,563
Home Properties Inc	898,260	32,068	Federal Realty Investment Trust	655,658	37,405
UDR Inc	456,200	4,767	Kimco Realty Corp	1,931,205	19,003

		156,783	Saul Centers Inc	287,790	9,747

			Tanger Factory Outlet Centers	1,033,700	36,738

REITS - Diversified (10.47%)					126,386

Colonial Properties Trust	614,700	4,905
Digital Realty Trust Inc	914,250	37,073	REITS - Single Tenant (0.10%)
Duke Realty Corp	933,800	8,862	Realty Income Corp	52,100	1,228
Entertainment Properties Trust	464,300	12,680	REITS - Storage (7.97%)
Liberty Property Trust	341,300	9,478	Public Storage	1,327,270	96,320
PS Business Parks Inc	223,195	11,541	U-Store-It Trust	461,484	2,238

Vornado Realty Trust	880,292	44,913			98,558

		129,452

			REITS - Warehouse & Industrial (4.48%)
REITS - Healthcare (16.39%)			AMB Property Corp	1,418,070	28,092
HCP Inc	2,512,213	64,715	ProLogis	3,109,911	27,336

Health Care REIT Inc	981,938	39,336			55,428
Nationwide Health Properties Inc	1,181,120	34,276

Omega Healthcare Investors Inc	439,890	7,350	TOTAL COMMON STOCKS	$ 1,199,762

Ventas Inc	1,612,881	56,935		Principal

		202,612		Amount	Value

				(000's)	(000's)

REITS - Hotels (5.12%)
Ashford Hospitality Trust Inc	292,100	873	CONVERTIBLE BONDS (0.56%)
DiamondRock Hospitality Co	535,473	3,620	REITS - Office Property (0.29%)
			Kilroy Realty LP
Hospitality Properties Trust	1,118,909	17,668	3.25%, 4/15/2012 (a)	$ 4,246	3,545
Host Hotels & Resorts Inc	2,305,037	20,930
LaSalle Hotel Properties	970,049	14,463	REITS - Shopping Centers (0.27%)
Sunstone Hotel Investors Inc	1,026,604	5,708	Acadia Realty Trust

		63,262	3.75%, 12/15/2026	3,735	3,385

REITS - Manufactured Homes (2.16%)			TOTAL CONVERTIBLE BONDS	$ 6,930

Equity Lifestyle Properties Inc	641,662	26,738	REPURCHASE AGREEMENTS (2.95%)
			Diversified Banking Institutions (2.95%)
REITS - Office Property (12.10%)			Investment in Joint Trading Account; Bank
Alexandria Real Estate Equities Inc	89,270	3,402	of America Repurchase Agreement; 0.16%
Boston Properties Inc	1,147,231	60,689	dated 07/31/09 maturing 08/03/09
Brandywine Realty Trust	2,395,581	19,596	(collateralized by Sovereign Agency
			Issues; $9,308,000; 0.00% - 6.08%; dated
Corporate Office Properties Trust SBI MD	150,760	5,112	11/16/09 - 08/17/16)	$ 9,125 $	9,125
Douglas Emmett Inc	1,337,848	13,593
Mack-Cali Realty Corp	679,830	18,974
SL Green Realty Corp	1,094,928	28,227

		149,593

Schedule of Investments
Real Estate Securities Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Healthcare	16.39%

			REITS - Regional Malls	15.28%
REPURCHASE AGREEMENTS (continued)			REITS - Apartments	12.68%
Diversified Banking Institutions (continued)			REITS - Office Property	12.39%
Investment in Joint Trading Account; Credit			REITS - Shopping Centers	10.50%
Suisse Repurchase Agreement; 0.19%			REITS - Diversified	10.47%
dated 07/31/09 maturing 08/03/09			REITS - Storage	7.97%
(collateralized by US Treasury Notes;			REITS - Hotels	5.12%
$9,308,000; 0.875% - 5.125%; dated			REITS - Warehouse & Industrial	4.48%
12/31/10 - 05/15/16)	$ 9,125 $	9,125	Diversified Banking Institutions	2.95%
			REITS - Manufactured Homes	2.16%
Investment in Joint Trading Account;			REITS - Single Tenant	0.10%
Deutsche Bank Repurchase Agreement;			Hotels & Motels	0.06%
0.19% dated 07/31/09 maturing 08/03/09			Liabilities in Excess of Other Assets, Net	(0.55%)

(collateralized by Sovereign Agency
Issues; $9,308,000; 1.625% - 5.375%;			TOTAL NET ASSETS	100.00%

dated 10/16/09 - 05/28/19)	9,126	9,126
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$9,308,000; 1.625%; dated 04/26/2011)	9,126	9,126

		36,502

TOTAL REPURCHASE AGREEMENTS	$ 36,502

Total Investments	$ 1,243,194
Liabilities in Excess of Other Assets, Net - (0.55)%		(6,769)

TOTAL NET ASSETS - 100.00%	$ 1,236,425

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,545 or 0.29% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 108,050
Unrealized Depreciation		(271,563)

Net Unrealized Appreciation (Depreciation)		(163,513)
Cost for federal income tax purposes		1,406,707
All dollar amounts are shown in thousands (000's)

Schedule of Investments SAM Balanced Portfolio July 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.00%)
Principal Funds, Inc. Institutional Class (100.00%)
Disciplined LargeCap Blend Fund (a)	14,810,588 $	148,254
Diversified International Fund (a)	23,154,366	191,255
Equity Income Fund (a)	27,116,664	377,464
High Yield Fund (a)	20,601,610	150,186
Income Fund (a)	37,755,151	339,796
International Emerging Markets Fund (a)	3,910,355	75,939
LargeCap Growth Fund (a)	42,985,775	261,354
LargeCap Growth Fund II (a)	41,582,092	270,699
LargeCap Value Fund III (a)	16,477,844	136,107
MidCap Stock Fund (a)	8,198,901	104,290
Money Market Fund (a)	147,631	148
Mortgage Securities Fund (a)	36,204,535	389,561
Preferred Securities Fund (a)	16,490,448	137,365
Principal Capital Appreciation Fund (a)	4,281,714	134,360
Real Estate Securities Fund (a)	6,500,126	65,326
Short-Term Income Fund (a)	5,065,431	58,962
SmallCap Growth Fund (a)	9,444,769	55,063
SmallCap Value Fund (a)	4,480,887	52,382

		2,948,511

TOTAL INVESTMENT COMPANIES	$ 2,948,511

Total Investments	$ 2,948,511
Liabilities in Excess of Other Assets, Net - 0.00%		(19)

TOTAL NET ASSETS - 100.00%	$ 2,948,492

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 91,561
Unrealized Depreciation	(406,671)

Net Unrealized Appreciation (Depreciation)	(315,110)
Cost for federal income tax purposes	3,263,621
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.45%
Fixed Income Funds	36.49%
International Equity Funds	9.06%
Liabilities in Excess of Other Assets, Net	0.00%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Balanced Portfolio
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	19,308,881 $	247,497	490,201	$ 4,409	4,988,494	$ 39,767	14,810,588 $	181,635
Diversified International Fund	24,384,063	261,201	889,022	6,374	2,118,719	14,346	23,154,366	238,273
Equity Income Fund	28,285,889	469,942	891,938	11,129	2,061,163	26,217	27,116,664	437,675
High Yield Fund	22,951,355	176,432	1,796,894	11,148	4,146,639	25,363	20,601,610	153,305
Income Fund	43,896,352	395,509	2,567,234	21,026	8,708,435	69,684	37,755,151	336,738
International Emerging Markets Fund	3,816,721	92,295	141,540	2,055	47,906	821	3,910,355	92,902
LargeCap Growth Fund	46,001,459	272,026	420,835	2,326	3,436,519	17,610	42,985,775	251,712
LargeCap Growth Fund II	46,174,007	382,760	489,450	2,708	5,081,365	28,029	41,582,092	336,433
LargeCap Value Fund III	19,114,245	184,510	735,304	5,607	3,371,705	21,366	16,477,844	153,332
MidCap Stock Fund	8,728,233	106,643	183,672	2,017	713,004	7,799	8,198,901	96,381
Money Market Fund	146,750	147	1,380	1	499	-	147,631	148
Mortgage Securities Fund	48,339,182	512,190	1,584,221	16,692	13,718,868	145,397	36,204,535	381,670
Preferred Securities Fund	17,698,875	159,008	1,264,680	8,204	2,473,107	17,504	16,490,448	143,589
Principal Capital Appreciation Fund	4,262,229	129,132	314,324	8,656	294,839	8,216	4,281,714	127,367
Real Estate Securities Fund	6,786,067	106,288	304,623	2,713	590,564	5,089	6,500,126	98,072
Short-Term Income Fund	8,894,620	102,719	242,892	2,725	4,072,081	45,687	5,065,431	58,272
SmallCap Growth Fund	9,534,651	50,107	166,482	833	256,364	1,245	9,444,769	48,599
SmallCap Value Fund	4,417,437	69,901	107,170	1,167	43,720	464	4,480,887	70,306

	$ 3,718,307			$ 109,790		$ 474,604	$ 3,206,409

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 3,773			$ (30,504)			$ -
Diversified International Fund			5,260		(14,956)			-
Equity Income Fund		9,967			(17,179)			-
High Yield Fund		11,182			(8,912)			-
Income Fund		15,921			(10,113)			-
International Emerging Markets Fund			802		(627)			-
LargeCap Growth Fund			497		(5,030)			-
LargeCap Growth Fund II		1,690			(21,006)			-
LargeCap Value Fund III			4,293		(15,419)			-
MidCap Stock Fund			1,360		(4,480)			78
Money Market Fund			1		-			-
Mortgage Securities Fund		15,034			(1,815)			33
Preferred Securities Fund		7,831			(6,119)			-
Principal Capital Appreciation Fund			1,633		(2,205)			6,484
Real Estate Securities Fund		1,835			(5,840)			-
Short-Term Income Fund		2,294			(1,485)			-
SmallCap Growth Fund			6		(1,096)			-
SmallCap Value Fund			462		(298)			-

	$ 83,841			$ (147,084)			$ 6,595

Schedule of Investments SAM Conservative Balanced Portfolio

July 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.73%)
Principal Funds, Inc. Institutional Class (99.73%)
Disciplined LargeCap Blend Fund (a)	2,257,861 $	22,601
Diversified International Fund (a)	3,491,349	28,839
Equity Income Fund (a)	3,726,703	51,876
High Yield Fund (a)	5,950,337	43,378
Income Fund (a)	12,686,028	114,174
International Emerging Markets Fund (a)	625,287	12,143
LargeCap Growth Fund (a)	5,971,961	36,310
LargeCap Growth Fund II (a)	5,895,430	38,379
LargeCap Value Fund III (a)	2,176,647	17,979
MidCap Stock Fund (a)	1,302,795	16,572
Money Market Fund (a)	2,238,319	2,238
Mortgage Securities Fund (a)	13,002,076	139,902
Preferred Securities Fund (a)	3,756,228	31,289
Principal Capital Appreciation Fund (a)	652,164	20,465
Real Estate Securities Fund (a)	1,046,840	10,521
Short-Term Income Fund (a)	2,791,609	32,494
SmallCap Growth Fund (a)	1,434,250	8,362
SmallCap Value Fund (a)	655,974	7,668

		635,190

TOTAL INVESTMENT COMPANIES	$ 635,190

Total Investments	$ 635,190
Other Assets in Excess of Liabilities, Net - 0.27%		1,714

TOTAL NET ASSETS - 100.00%	$ 636,904

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,879
Unrealized Depreciation	(58,767)

Net Unrealized Appreciation (Depreciation)	(38,888)
Cost for federal income tax purposes	674,078
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	57.07%
Domestic Equity Funds	36.23%
International Equity Funds	6.43%
Other Assets in Excess of Liabilities, Net	0.27%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,202,770 $	27,501	286,271	$ 2,598	231,180	$ 1,820	2,257,861 $	26,841
Diversified International Fund	2,870,496	30,256	672,934	4,691	52,081	389	3,491,349	34,227
Equity Income Fund	3,193,505	53,509	579,732	7,262	46,534	603	3,726,703	59,779
High Yield Fund	5,350,639	41,009	769,707	4,827	170,009	1,110	5,950,337	44,419
Income Fund	12,098,462	110,202	1,424,593	11,789	837,027	6,799	12,686,028	114,188
International Emerging Markets Fund	484,678	11,157	149,369	2,086	8,760	146	625,287	12,978
LargeCap Growth Fund	5,225,424	30,903	1,082,430	5,861	335,893	1,688	5,971,961	34,541
LargeCap Growth Fund II	5,183,169	42,190	1,046,164	5,777	333,903	1,744	5,895,430	44,744
LargeCap Value Fund III	1,982,521	19,775	565,518	4,331	371,392	2,384	2,176,647	20,054
MidCap Stock Fund	1,131,862	15,971	193,668	2,109	22,735	261	1,302,795	17,689
Money Market Fund	2,224,964	2,225	13,355	13	-	-	2,238,319	2,238
Mortgage Securities Fund	13,339,826	142,430	1,249,384	13,285	1,587,134	16,827	13,002,076	138,495
Preferred Securities Fund	3,389,482	29,954	461,014	2,929	94,268	695	3,756,228	31,982
Principal Capital Appreciation Fund	519,383	15,700	143,837	3,932	11,056	313	652,164	19,175
Real Estate Securities Fund	777,966	12,341	293,200	2,732	24,326	226	1,046,840	14,596
Short-Term Income Fund	3,350,516	39,004	121,536	1,365	680,443	7,627	2,791,609	32,353
SmallCap Growth Fund	1,179,103	6,482	328,364	1,604	73,217	300	1,434,250	7,460
SmallCap Value Fund	484,840	7,332	171,134	1,836	-	-	655,974	9,168

	$ 637,941			$ 79,027		$ 42,932	$ 664,927

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 455			$ (1,438)			$ -
Diversified International Fund			693		(331)			-
Equity Income Fund		1,255			(389)			-
High Yield Fund			2,972		(307)			-
Income Fund		5,084			(1,004)			-
International Emerging Markets Fund			116		(119)			-
LargeCap Growth Fund			60		(535)			-
LargeCap Growth Fund II			207		(1,479)			-
LargeCap Value Fund III			509		(1,668)			-
MidCap Stock Fund			188		(130)			11
Money Market Fund			13		-			-
Mortgage Securities Fund		4,930			(393)			3
Preferred Securities Fund		1,647			(206)			-
Principal Capital Appreciation Fund			212		(144)			820
Real Estate Securities Fund			263		(251)			-
Short-Term Income Fund		1,078			(389)			-
SmallCap Growth Fund			1		(326)			-
SmallCap Value Fund			57		-			-

	$ 19,740			$ (9,109)			$ 834

Schedule of Investments SAM Conservative Growth Portfolio

July 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.12%)
Principal Funds, Inc. Institutional Class (100.12%)
Disciplined LargeCap Blend Fund (a)	13,671,487 $	136,852
Diversified International Fund (a)	24,925,596	205,885
Equity Income Fund (a)	26,313,098	366,278
High Yield Fund (a)	9,831,089	71,669
Income Fund (a)	11,018,029	99,162
International Emerging Markets Fund (a)	3,579,553	69,515
LargeCap Growth Fund (a)	41,226,834	250,659
LargeCap Growth Fund II (a)	39,107,570	254,590
LargeCap Value Fund III (a)	16,198,616	133,801
MidCap Stock Fund (a)	9,513,807	121,016
Money Market Fund (a)	12,797,430	12,797
Mortgage Securities Fund (a)	12,011,012	129,239
Preferred Securities Fund (a)	5,666,405	47,201
Principal Capital Appreciation Fund (a)	4,482,039	140,646
Real Estate Securities Fund (a)	5,737,946	57,666
Short-Term Income Fund (a)	1,092,331	12,715
SmallCap Growth Fund (a)	8,372,002	48,809
SmallCap Value Fund (a)	4,177,909	48,840

		2,207,340

TOTAL INVESTMENT COMPANIES	$ 2,207,340

Total Investments	$ 2,207,340
Liabilities in Excess of Other Assets, Net - (0.12)%		(2,624)

TOTAL NET ASSETS - 100.00%	$ 2,204,716

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 58,362
Unrealized Depreciation	(402,283)

Net Unrealized Appreciation (Depreciation)	(343,921)
Cost for federal income tax purposes	2,551,261
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.72%
Fixed Income Funds	16.91%
International Equity Funds	12.49%
Liabilities in Excess of Other Assets, Net	(0.12%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	18,425,073 $	238,053	401,426	$ 3,609	5,155,012	$ 42,286	13,671,487 $	170,558
Diversified International Fund	25,557,262	289,344	891,738	6,366	1,523,404	11,012	24,925,596	274,640
Equity Income Fund	28,464,488	484,630	970,251	12,100	3,121,641	38,047	26,313,098	433,003
High Yield Fund	11,351,105	85,164	868,505	5,367	2,388,521	14,875	9,831,089	71,641
Income Fund	13,907,794	123,890	997,493	8,229	3,887,258	30,823	11,018,029	97,074
International Emerging Markets Fund	3,526,948	92,555	139,091	2,031	86,486	1,509	3,579,553	91,972
LargeCap Growth Fund	47,449,962	291,130	354,096	1,969	6,577,224	33,469	41,226,834	249,489
LargeCap Growth Fund II	40,413,852	335,479	624,885	3,500	1,931,167	11,753	39,107,570	320,343
LargeCap Value Fund III	16,130,076	159,663	701,999	5,262	633,459	4,824	16,198,616	158,014
MidCap Stock Fund	10,538,515	134,285	234,642	2,578	1,259,350	13,429	9,513,807	115,662
Money Market Fund	16,628,501	16,629	83,027	83	3,914,098	3,915	12,797,430	12,797
Mortgage Securities Fund	19,463,616	206,585	560,073	5,901	8,012,677	84,910	12,011,012	126,224
Preferred Securities Fund	6,645,119	60,083	427,611	2,786	1,406,325	9,730	5,666,405	49,562
Principal Capital Appreciation Fund	4,707,606	147,359	359,326	9,898	584,893	15,528	4,482,039	136,692
Real Estate Securities Fund	6,785,392	112,844	223,492	1,987	1,270,938	9,834	5,737,946	90,333
Short-Term Income Fund	2,560,304	29,655	47,737	536	1,515,710	16,832	1,092,331	12,627
SmallCap Growth Fund	9,038,196	49,018	92,802	464	758,996	3,499	8,372,002	43,391
SmallCap Value Fund	4,251,543	70,592	74,799	806	148,433	1,603	4,177,909	68,813

	$ 2,926,958			$ 73,472		$ 347,878	$ 2,522,835

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 3,609			$ (28,818)			$ -
Diversified International Fund		5,513			(10,058)			-
Equity Income Fund		9,830			(25,680)			-
High Yield Fund		5,445			(4,015)			-
Income Fund		4,569			(4,222)			-
International Emerging Markets Fund		741			(1,105)			-
LargeCap Growth Fund		510			(10,141)			-
LargeCap Growth Fund II		1,479			(6,883)			-
LargeCap Value Fund III		3,623			(2,087)			-
MidCap Stock Fund		1,633			(7,772)			95
Money Market Fund		81			-			-
Mortgage Securities Fund		5,272			(1,352)			20
Preferred Securities Fund		2,757			(3,577)			-
Principal Capital Appreciation Fund		1,797			(5,037)			7,161
Real Estate Securities Fund		1,707			(14,664)			-
Short-Term Income Fund		444			(732)			-
SmallCap Growth Fund		5			(2,592)			-
SmallCap Value Fund		445			(982)			-

	$ 49,460			$ (129,717)			$ 7,276

Schedule of Investments SAM Flexible Income Portfolio July 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.71%)
Principal Funds, Inc. Institutional Class (99.71%)
Disciplined LargeCap Blend Fund (a)	1,555,240 $	15,568
Diversified International Fund (a)	2,554,529	21,100
Equity Income Fund (a)	2,439,417	33,957
High Yield Fund (a)	8,399,017	61,229
Income Fund (a)	18,980,955	170,828
International Emerging Markets Fund (a)	385,572	7,488
LargeCap Growth Fund (a)	4,663,619	28,355
LargeCap Growth Fund II (a)	4,680,158	30,468
LargeCap Value Fund III (a)	3,014,786	24,902
MidCap Stock Fund (a)	1,360,232	17,302
Money Market Fund (a)	759,744	760
Mortgage Securities Fund (a)	17,287,397	186,012
Preferred Securities Fund (a)	6,468,541	53,883
Principal Capital Appreciation Fund (a)	251,188	7,882
Real Estate Securities Fund (a)	767,452	7,713
Short-Term Income Fund (a)	5,535,047	64,428
SmallCap Growth Fund (a)	961,095	5,603
SmallCap Value Fund (a)	438,033	5,121

		742,599

TOTAL INVESTMENT COMPANIES	$ 742,599

Total Investments	$ 742,599
Other Assets in Excess of Liabilities, Net - 0.29%		2,169

TOTAL NET ASSETS - 100.00%	$ 744,768

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 28,047
Unrealized Depreciation	(54,550)

Net Unrealized Appreciation (Depreciation)	(26,503)
Cost for federal income tax purposes	769,102
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.12%
Domestic Equity Funds	23.75%
International Equity Funds	3.84%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,755,164 $	18,926	145,457	$ 1,294	345,381	$ 2,841	1,555,240 $	16,186
Diversified International Fund	2,260,187	31,722	403,173	2,741	108,831	804	2,554,529	32,739
Equity Income Fund	2,204,152	32,336	304,189	3,698	68,924	885	2,439,417	34,735
High Yield Fund	8,027,397	58,567	910,814	5,656	539,194	3,471	8,399,017	59,856
Income Fund	18,750,801	169,320	2,010,173	16,456	1,780,019	14,491	18,980,955	169,467
International Emerging Markets Fund	308,389	8,964	77,318	1,042	135	2	385,572	10,002
LargeCap Growth Fund	4,241,819	22,521	572,432	3,013	150,632	849	4,663,619	24,579
LargeCap Growth Fund II	4,285,060	35,444	562,824	2,992	167,726	996	4,680,158	36,818
LargeCap Value Fund III	2,810,590	27,058	738,437	5,534	534,241	3,702	3,014,786	26,773
MidCap Stock Fund	1,240,145	15,187	165,541	1,730	45,454	516	1,360,232	16,134
Money Market Fund	755,211	755	4,533	5	-	-	759,744	760
Mortgage Securities Fund	18,712,637	198,725	885,834	9,374	2,311,074	24,541	17,287,397	183,142
Preferred Securities Fund	5,662,180	49,047	1,088,491	6,498	282,130	2,093	6,468,541	52,820
Principal Capital Appreciation Fund	210,487	5,038	43,487	1,171	2,786	72	251,188	6,124
Real Estate Securities Fund	632,872	9,155	154,782	1,404	20,202	181	767,452	10,207
Short-Term Income Fund	6,267,411	72,738	292,280	3,292	1,024,644	11,499	5,535,047	64,004
SmallCap Growth Fund	795,331	3,833	165,764	781	-	-	961,095	4,614
SmallCap Value Fund	378,509	5,944	66,211	683	6,687	71	438,033	6,510

	$ 765,280			$ 67,364		$ 67,014	$ 755,470

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 352			$ (1,193)			$ -
Diversified International Fund			529		(920)			-
Equity Income Fund			853		(414)			-
High Yield Fund			4,348		(896)			-
Income Fund		7,751			(1,818)			-
International Emerging Markets Fund			71		(2)			-
LargeCap Growth Fund			48		(106)			-
LargeCap Growth Fund II			166		(622)			-
LargeCap Value Fund III			727		(2,117)			-
MidCap Stock Fund			203		(267)			12
Money Market Fund			4		-			-
Mortgage Securities Fund		6,841			(416)			4
Preferred Securities Fund		2,823			(632)			-
Principal Capital Appreciation Fund			85		(13)			338
Real Estate Securities Fund			202		(171)			-
Short-Term Income Fund		2,094			(527)			-
SmallCap Growth Fund			1		-			-
SmallCap Value Fund			42		(46)			-

	$ 27,140			$ (10,160)			$ 354

Schedule of Investments SAM Strategic Growth Portfolio

July 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.16%)
Principal Funds, Inc. Institutional Class (100.16%)
Disciplined LargeCap Blend Fund (a)	12,219,740 $	122,320
Diversified International Fund (a)	17,679,983	146,037
Equity Income Fund (a)	17,431,059	242,640
High Yield Fund (a)	9,111,089	66,420
International Emerging Markets Fund (a)	2,760,118	53,601
LargeCap Growth Fund (a)	27,543,473	167,464
LargeCap Growth Fund II (a)	26,294,841	171,179
LargeCap Value Fund III (a)	13,053,266	107,820
MidCap Stock Fund (a)	6,645,237	84,527
Money Market Fund (a)	4,843,599	4,844
Principal Capital Appreciation Fund (a)	3,167,289	99,390
Real Estate Securities Fund (a)	4,224,461	42,456
Short-Term Income Fund (a)	395,783	4,607
SmallCap Growth Fund (a)	6,568,098	38,292
SmallCap Value Fund (a)	3,107,532	36,327

		1,387,924

TOTAL INVESTMENT COMPANIES	$ 1,387,924

Total Investments	$ 1,387,924
Liabilities in Excess of Other Assets, Net - (0.16)%		(2,183)

TOTAL NET ASSETS - 100.00%	$ 1,385,741

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,319
Unrealized Depreciation	(311,037)

Net Unrealized Appreciation (Depreciation)	(276,718)
Cost for federal income tax purposes	1,664,642
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.28%
International Equity Funds	14.41%
Fixed Income Funds	5.47%
Liabilities in Excess of Other Assets, Net	(0.16%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		July 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	14,285,072 $	195,236	376,938	$ 3,383	2,442,270	$ 21,233	12,219,740 $	162,774
Diversified International Fund	18,785,798	216,825	710,162	5,044	1,815,977	12,525	17,679,983	196,817
Equity Income Fund	19,435,181	341,557	616,180	7,702	2,620,302	32,169	17,431,059	294,680
High Yield Fund	10,280,216	79,918	811,038	5,034	1,980,165	12,029	9,111,089	68,583
International Emerging Markets Fund	2,858,366	70,126	82,669	1,152	180,917	2,952	2,760,118	65,811
LargeCap Growth Fund	30,805,274	192,025	166,540	921	3,428,341	18,132	27,543,473	169,931
LargeCap Growth Fund II	29,670,395	249,573	268,099	1,488	3,643,653	19,865	26,294,841	215,946
LargeCap Value Fund III	13,267,715	126,533	517,064	3,916	731,513	5,177	13,053,266	122,467
MidCap Stock Fund	7,640,045	95,829	193,045	2,121	1,187,853	12,126	6,645,237	78,778
Money Market Fund	8,077,765	8,078	33,336	33	3,267,502	3,268	4,843,599	4,843
Principal Capital Appreciation Fund	3,419,702	108,402	246,504	6,795	498,917	13,128	3,167,289	97,633
Real Estate Securities Fund	4,482,306	75,871	148,502	1,312	406,347	3,473	4,224,461	68,507
Short-Term Income Fund	614,848	7,109	15,770	177	234,835	2,616	395,783	4,569
SmallCap Growth Fund	6,839,957	39,485	91,134	441	362,993	1,694	6,568,098	36,895
SmallCap Value Fund	3,303,352	55,602	68,776	733	264,596	2,834	3,107,532	51,720

	$ 1,862,169			$ 40,252		$ 163,221	$ 1,639,954

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 2,605			$ (14,612)			$ -
Diversified International Fund		3,984			(12,527)			-
Equity Income Fund		6,404			(22,410)			-
High Yield Fund		4,911			(4,340)			-
International Emerging Markets Fund		602			(2,515)			-
LargeCap Growth Fund		317			(4,883)			-
LargeCap Growth Fund II		1,071			(15,250)			-
LargeCap Value Fund III		2,985			(2,805)			-
MidCap Stock Fund		1,159			(7,046)			68
Money Market Fund		32			-			-
Principal Capital Appreciation Fund		1,249			(4,436)			5,011
Real Estate Securities Fund		1,197			(5,203)			-
Short-Term Income Fund		146			(101)			-
SmallCap Growth Fund		4			(1,337)			-
SmallCap Value Fund		335			(1,781)			-

	$ 27,001			$ (99,246)			$ 5,079

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (65.70%)			BONDS (continued)
Aerospace & Defense (0.52%)			Brewery (0.32%)
BAE Systems Holdings Inc			SABMiller PLC
4.75%, 8/15/2010 (a)	$ 500 $	508	6.20%, 7/ 1/2011 (a)	$ 400 $	425
Boeing Co/The
5.00%, 3/15/2014	170	182	Building Products - Cement & Aggregate (0.30%)

		690	CRH America Inc

			6.95%, 3/15/2012	400	403
Airlines (0.25%)
Delta Air Lines Inc			Cable/Satellite TV (0.84%)
6.62%, 3/18/2011	349	332	Comcast Corp
			5.45%, 11/15/2010	300	312
Asset Backed Securities (3.77%)			COX Communications Inc
Carrington Mortgage Loan Trust			4.63%, 1/15/2010	475	480
0.56%, 12/25/2035 (b)	475	369	7.13%, 10/ 1/2012	300	333

Citigroup Mortgage Loan Trust Inc
0.43%, 3/25/2037 (b)	400	283			1,125

CNH Equipment Trust			Cellular Telecommunications (0.42%)
1.49%, 4/15/2011 (b)	65	65	Rogers Cable Inc
4.12%, 5/15/2012	600	610	7.88%, 5/ 1/2012	500	560
Countrywide Asset-Backed Certificates
6.02%, 9/25/2046 (b)	1,900	1,317	Chemicals - Diversified (0.15%)
Countrywide Home Equity Loan Trust			Huntsman LLC
0.52%, 12/15/2035 (b)	94	21	11.50%, 7/15/2012	200	206
0.53%, 2/15/2036 (b)	233	171
First Horizon Asset Backed Trust			Commercial Banks (0.49%)
0.42%, 10/25/2026 (b)	477	208	American Express Bank FSB
First-Citizens Home Equity Loan LLC			5.50%, 4/16/2013	650	659
0.50%, 9/15/2022 (a)(b)	162	91
			Computers - Memory Devices (0.15%)
GMAC Mortgage Corp Loan Trust
0.47%, 8/25/2035 (b)	151	42	Seagate Technology HDD Holdings
			6.38%, 10/ 1/2011	200	197
Great America Leasing Receivables
5.39%, 9/15/2011 (a)	916	934	Containers - Paper & Plastic (0.14%)
John Deere Owner Trust			Pactiv Corp
4.18%, 6/15/2012	535	543	5.88%, 7/15/2012	175	184
JP Morgan Mortgage Acquisition Corp
0.37%, 3/25/2037 (b)	253	198	Credit Card Asset Backed Securities (0.13%)
Marriott Vacation Club Owner Trust			GE Capital Credit Card Master Note Trust
5.81%, 10/20/2029 (a)	175	139	0.46%, 3/15/2013 (b)	175	169
Nomura Asset Acceptance Corp
0.51%, 1/25/2036 (a)(b)	230	50	Diversified Banking Institutions (2.87%)

		5,041	Bank of America Corp

Automobile Sequential (1.73%)			4.90%, 5/ 1/2013	615	619
Capital Auto Receivables Asset Trust			Citigroup Inc
5.52%, 3/15/2011 (b)	500	453	5.50%, 8/27/2012	550	549
Ford Credit Auto Owner Trust			5.50%, 4/11/2013	750	741
5.47%, 9/15/2012 (b)	350	338	Goldman Sachs Group Inc/The
5.60%, 10/15/2012	435	395	6.88%, 1/15/2011	1,050	1,118
5.69%, 11/15/2012 (b)	430	413	1.19%, 2/ 6/2012 (b)	175	170
Nissan Auto Receivables Owner Trust			JP Morgan Chase & Co
4.28%, 7/15/2013	280	287	5.60%, 6/ 1/2011	600	634

WFS Financial Owner Trust					3,831

4.50%, 5/17/2013	425	426	Diversified Financial Services (1.59%)

		2,312	Capmark Financial Group Inc

			3.61%, 5/10/2010 (b)	600	204

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Financial Services (continued)			Finance - Investment Banker & Broker
General Electric Capital Corp			(continued)
5.25%, 10/19/2012	$ 750 $	783	Merrill Lynch & Co Inc (continued)
4.80%, 5/ 1/2013	575	586	0.87%, 6/ 5/2012 (b)	$ 250 $	227
TNK-BP Finance SA			6.05%, 8/15/2012	400	412
6.13%, 3/20/2012 (a)	575	552	5.45%, 2/ 5/2013	120	121

		2,125	6.15%, 4/25/2013	550	565

					2,352

Electric - Generation (0.12%)
CE Casecnan Water & Energy			Finance - Leasing Company (0.29%)
11.95%, 11/15/2010	33	33	International Lease Finance Corp
Indiantown Cogeneration LP			0.91%, 1/15/2010 (b)	100	95
9.26%, 12/15/2010	128	125	5.30%, 5/ 1/2012	400	293

		158			388

Electric - Integrated (0.87%)			Finance - Mortgage Loan/Banker (0.29%)
Integrys Energy Group Inc			Countrywide Financial Corp
7.00%, 11/ 1/2009	700	705	5.80%, 6/ 7/2012	375	385
Scottish Power Ltd
4.91%, 3/15/2010	450	459	Food - Miscellaneous/Diversified (0.54%)

		1,164	General Mills Inc

			8.02%, 2/ 5/2013	650	718
Electronic Connectors (0.24%)
Thomas & Betts Corp			Gas - Distribution (0.08%)
7.25%, 6/ 1/2013	325	327	Southern California Gas Co
			0.84%, 12/ 1/2009 (b)	100	100
Fiduciary Banks (0.46%)
Bank of New York Mellon Corp/The			Home Equity - Other (3.08%)
4.50%, 4/ 1/2013	595	620	Bear Stearns Asset Backed Securities Trust
			0.88%, 3/25/2034 (b)	409	225
Finance - Auto Loans (0.33%)			0.47%, 6/25/2047 (b)	950	379
Ford Motor Credit Co LLC			Countrywide Asset-Backed Certificates
9.88%, 8/10/2011	175	173	6.09%, 6/25/2021 (b)	1,737	555
Nissan Motor Acceptance Corp			First NLC Trust
4.63%, 3/ 8/2010 (a)	270	267	0.61%, 5/25/2035 (b)	191	82

		440	GMAC Mortgage Corp Loan Trust

Finance - Commercial (0.46%)			4.62%, 6/25/2035 (b)	53	51
Textron Financial Canada Funding Corp			5.75%, 10/25/2036	776	496
5.13%, 11/ 1/2010	650	610	6.05%, 12/25/2037 (b)	635	267
			GSAA Trust
Finance - Consumer Loans (0.57%)			6.04%, 7/25/2036	900	478
HSBC Finance Corp			Indymac Seconds Asset Backed Trust
1.13%, 11/16/2009 (b)	475	473	5.77%, 5/25/2036 (b)	911	828
0.98%, 9/14/2012 (b)	325	294	Mastr Asset Backed Securities Trust

		767	0.79%, 3/25/2035 (b)	575	22

Finance - Credit Card (0.19%)			Option One Mortgage Loan Trust
			0.74%, 3/25/2037 (b)(c)	500	10
Capital One Bank USA NA
5.75%, 9/15/2010	250	257	Residential Asset Securities Corp
			4.59%, 8/25/2031	225	215
Finance - Investment Banker & Broker (1.76%)			4.47%, 3/25/2032	503	419
Jefferies Group Inc			Specialty Underwriting & Residential Finance
5.88%, 6/ 8/2014	575	544	0.52%, 3/25/2036 (b)	15	14
Merrill Lynch & Co Inc			WAMU Asset-Backed Certificates
1.24%, 2/ 5/2010 (b)	200	199	0.46%, 5/25/2037 (b)	250	75

1.23%, 11/ 1/2011 (b)	300	284			4,116

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Sequential (1.38%)			Mortgage Backed Securities (continued)
Countrywide Asset-Backed Certificates			Banc of America Commercial Mortgage Inc
5.68%, 6/25/2035	$ 1,876 $	671	(continued)
5.56%, 4/25/2036	824	241	0.40%, 7/10/2046 (b)	$ 49,469 $		637
5.51%, 8/25/2036	497	190	Banc of America Mortgage Securities Inc
5.81%, 11/25/2036	1,076	399	4.79%, 5/25/2035 (b)	480		463
New Century Home Equity Loan Trust			Bear Stearns Adjustable Rate Mortgage Trust
4.76%, 11/25/2033	382	344	4.61%, 9/25/2034 (b)	306		238

		1,845	Bear Stearns Alt-A Trust

			0.56%, 7/25/2035 (b)	31		8
Life & Health Insurance (1.90%)			Bear Stearns Commercial Mortgage Securities
New York Life Global Funding			7.00%, 5/20/2030	492		519
4.65%, 5/ 9/2013 (a)	795	816	0.46%, 5/11/2039 (a)(b)	2,749		23
Pacific Life Global Funding			0.21%, 2/11/2041 (b)	19,113		129
0.84%, 6/22/2011 (a)(b)	175	162	Bella Vista Mortgage Trust
Prudential Financial Inc			0.54%, 5/20/2045 (b)(c)	140		60
5.15%, 1/15/2013	950	939	Chase Commercial Mortgage Securities Corp
StanCorp Financial Group Inc			7.56%, 10/15/2032	500		474
6.88%, 10/ 1/2012	510	452	Chase Mortgage Finance Corp
Sun Life Financial Global Funding LP			5.81%, 3/25/2037 (b)	747		54
0.83%, 7/ 6/2010 (a)(b)	175	170	Citigroup / Deutsche Bank Commercial

		2,539	Mortgage Trust

			0.24%, 11/15/2044 (a)	47,898		403
Medical - HMO (0.34%)
			0.33%, 12/11/2049 (b)	57,824		627
UnitedHealth Group Inc
4.88%, 2/15/2013	445	454	Commercial Mortgage Pass Through Certificates
			1.50%, 6/10/2010 (a)(b)	3,313		40
Medical - Wholesale Drug Distribution (0.47%)			0.10%, 12/10/2046 (a)(b)	12,738		83
Cardinal Health Inc			Countrywide Alternative Loan Trust
5.65%, 6/15/2012	600	622	2.52%, 7/20/2035 (b)	313		145
			2.21%, 2/25/2036 (b)	410		211
Medical Products (0.51%)			6.00%, 5/25/2036	682		355
Angiotech Pharmaceuticals Inc			6.00%, 5/25/2036	58		57
4.42%, 12/ 1/2013 (b)	225	179	0.56%, 6/25/2036 (b)(c)	1,312		186
Covidien International Finance SA			0.79%, 9/25/2036 (b)	361		264
5.45%, 10/15/2012	465	497	0.56%, 5/20/2046 (b)	1,203		156

		676	Countrywide Asset-Backed Certificates

Metal - Diversified (0.04%)			0.56%, 11/25/2035 (b)	90		69
Xstrata Canada Corp			0.56%, 1/25/2036 (b)(c)	479		351
7.25%, 7/15/2012	55	57	Countrywide Home Loan Mortgage Pass
			Through Trust
Metal Processors & Fabrication (0.23%)			4.49%, 12/25/2033	463		452
Timken Co			4.39%, 6/20/2035 (b)	88		85
5.75%, 2/15/2010	300	300	Credit Suisse Mortgage Capital Certificates
			5.87%, 9/15/2040	725		363
Money Center Banks (0.51%)			CS First Boston Mortgage Securities Corp
Deutsche Bank AG/London			6.38%, 12/16/2035	521		537
5.38%, 10/12/2012	630	675	0.24%, 8/15/2038 (a)	44,018		272
			Fannie Mae
Mortgage Backed Securities (25.18%)			0.59%, 2/25/2032 (b)	198		196
ACT Depositor Corp			0.53%, 3/25/2035 (b)	91		89
0.59%, 9/22/2041 (a)(b)(d)	728	65	Fannie Mae Whole Loan
Banc of America Commercial Mortgage Inc			0.48%, 5/25/2035 (b)(c)	295		283
6.85%, 4/15/2036 (c)	200	190
0.64%, 7/10/2042 (b)	21,755	282

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
First Union National Bank Commercial			LB-UBS Commercial Mortgage Trust
Mortgage Securities Inc			6.06%, 6/15/2020	$ 81 $	83
5.59%, 2/12/2034	$ 7 $	7	4.44%, 12/15/2029 (b)	1,000	981
Freddie Mac			0.63%, 10/15/2035 (a)(b)	9,029	299
5.13%, 12/15/2013	189	189	1.05%, 3/15/2036 (a)(b)	1,288	20
0.74%, 6/15/2023 (b)	228	223	0.51%, 8/15/2036 (a)(b)	1,441	15
0.69%, 7/15/2023 (b)	783	770	MASTR Asset Securitization Trust
GE Capital Commercial Mortgage Corp			5.25%, 9/25/2033 (b)	217	217
5.99%, 12/10/2035	63	65	Merrill Lynch / Countrywide Commercial
0.59%, 3/10/2040 (a)(b)	2,117	19	Mortgage Trust
Ginnie Mae			0.13%, 7/12/2046 (a)(b)	31,715	276
1.25%, 10/16/2012 (b)	4,227	125	0.65%, 7/12/2046	46,487	1,076
1.06%, 2/16/2047 (b)	14,460	671	0.49%, 9/12/2049 (b)	22,492	417
0.82%, 3/16/2047 (b)	4,032	204	5.11%, 12/12/2049 (b)	885	878
GMAC Commercial Mortgage Securities Inc			Merrill Lynch Mortgage Trust
0.83%, 3/10/2038 (a)(b)	1,913	25	0.15%, 11/12/2035 (a)(b)	30,967	73
0.37%, 8/10/2038 (a)(b)	52,277	385	0.13%, 7/12/2038	118,908	578
GMAC Mortgage Corp Loan Trust			5.61%, 5/12/2039 (b)	1,100	1,112
5.25%, 7/25/2034	750	617	0.16%, 9/12/2042 (b)	53,381	323
Greenpoint Mortgage Funding Trust			Morgan Stanley Capital I
0.56%, 6/25/2045 (b)	130	35	0.99%, 1/13/2041 (a)(b)	25,038	461
0.59%, 6/25/2045 (b)	128	22	0.51%, 5/24/2043 (a)(b)	750	536
Greenwich Capital Commercial Funding Corp			0.12%, 12/15/2043 (a)(b)	12,576	92
0.10%, 4/10/2037 (a)	136,973	326
			0.66%, 8/25/2046 (a)(b)	725	7
0.30%, 12/10/2049 (a)(b)	49,204	532
			Morgan Stanley Dean Witter Capital I
GSR Mortgage Loan Trust			6.54%, 2/15/2031	46	47
4.77%, 7/25/2035 (b)	509	451
			New Century Alternative Mortgage Loan Trust
Heller Financial Commercial Mortgage Asset			5.91%, 7/25/2036 (b)	1,196	1,034
7.90%, 1/17/2034 (b)	1,000	1,012
			Residential Accredit Loans Inc
Impac CMB Trust			6.00%, 11/25/2032	563	534
1.28%, 10/25/2033 (b)	52	30
			5.44%, 12/25/2035 (b)	114	59
0.71%, 4/25/2035 (b)	89	14
			0.43%, 2/25/2047 (b)	1,338	593
0.53%, 5/25/2037 (b)(c)	637	510
			Residential Funding Mortgage Securities I
Indymac Index Mortgage Loan Trust			4.98%, 11/25/2035 (b)	453	315
0.88%, 4/25/2034 (b)	41	28
			5.67%, 2/25/2036 (b)	260	191
0.52%, 4/25/2035 (b)	122	63
			0.88%, 7/25/2036 (b)	208	178
4.90%, 7/25/2035 (b)	957	143
			Structured Adjustable Rate Mortgage Loan Trust
0.47%, 2/25/2037 (b)	930	381	0.98%, 8/25/2034 (b)(c)	282	22
0.52%, 6/25/2037 (b)(c)	758	343	0.47%, 7/25/2037 (b)	562	252
JP Morgan Chase Commercial Mortgage			Structured Asset Mortgage Investments Inc
Securities Corp			0.59%, 5/25/2045 (b)	140	36
6.96%, 11/15/2035 (a)(b)	350	345
0.59%, 10/12/2037 (a)(b)	3,527	116	0.60%, 9/25/2045 (b)	126	66
			Structured Asset Securities Corp
5.30%, 5/15/2047 (b)(c)	1,400	1,296	5.50%, 6/25/2036 (b)	1,450	369
5.31%, 1/15/2049	625	606	Thornburg Mortgage Securities Trust
0.32%, 2/12/2051 (b)	53,950	562	0.64%, 12/25/2033 (b)	498	397
JP Morgan Mortgage Trust			Wachovia Bank Commercial Mortgage Trust
3.81%, 5/25/2034	314	284	0.17%, 1/15/2041 (a)(b)	15,747	52
5.11%, 6/25/2035 (b)	346	274	0.32%, 4/15/2042 (a)(b)	70,472	548
5.78%, 1/25/2037 (b)	203	144	5.25%, 12/15/2043	1,175	1,124
5.66%, 4/25/2037 (b)	555	369	WAMU Commercial Mortgage Securities Trust
			3.83%, 1/25/2035 (a)	202	201

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Pipelines (continued)
WaMu Mortgage Pass Through Certificates			ONEOK Partners LP
3.77%, 3/25/2033 (b)	$ 93 $	80	5.90%, 4/ 1/2012	$ 255 $	268

0.52%, 4/25/2045 (b)	17	10			1,601

0.56%, 4/25/2045 (b)	76	31	Property Trust (0.38%)
0.57%, 7/25/2045 (b)	144	78	WEA Finance LLC / WCI Finance LLC
0.53%, 11/25/2045 (b)	69	55	5.40%, 10/ 1/2012 (a)	500	503
Washington Mutual Alternative Mortgage
Pass-Through Certificates			Quarrying (0.37%)
0.56%, 6/25/2046 (b)	596	61	Vulcan Materials Co
0.47%, 1/25/2047 (b)	586	106	1.88%, 12/15/2010 (b)	500	498
Wells Fargo Mortgage Backed Securities Trust
5.24%, 4/25/2036 (b)	895	218	Real Estate Operator & Developer (0.44%)

		33,653	Regency Centers LP

			8.45%, 9/ 1/2010	575	582
Multi-Line Insurance (0.17%)
CNA Financial Corp			Regional Banks (1.32%)
6.00%, 8/15/2011	150	145
			BAC Capital Trust XIII
Genworth Financial Inc			1.03%, 3/15/2043 (b)	435	212
6.15%, 11/15/2066 (b)	185	88

			BAC Capital Trust XIV
		233	5.63%, 3/15/2043 (b)	550	324

Mutual Insurance (0.31%)			Capital One Financial Corp
Health Care Service Corp			5.70%, 9/15/2011	300	310
7.75%, 6/15/2011 (a)	400	419	SunTrust Preferred Capital I
			5.85%, 12/31/2049 (b)	62	36
Office Automation & Equipment (0.23%)			Wachovia Corp
Xerox Corp			5.35%, 3/15/2011	600	624
5.50%, 5/15/2012	295	310	0.82%, 3/ 1/2012 (b)	275	264

					1,770

Oil - Field Services (0.49%)
Weatherford International Inc			REITS - Apartments (0.14%)
6.63%, 11/15/2011	250	265	UDR Inc
5.95%, 6/15/2012	375	393	5.50%, 4/ 1/2014	200	188

		658	REITS - Healthcare (0.51%)

Oil Company - Exploration & Production (0.89%)			Nationwide Health Properties Inc
Canadian Natural Resources Ltd			6.50%, 7/15/2011	400	388
5.15%, 2/ 1/2013	650	672	6.25%, 2/ 1/2013	325	300

Devon OEI Operating Inc					688

7.25%, 10/ 1/2011	475	520

		1,192	REITS - Mortgage (0.48%)

			iStar Financial Inc
Oil Company - Integrated (0.32%)			6.00%, 12/15/2010	500	295
Husky Energy Inc			8.00%, 3/15/2011 (a)	332	256
6.25%, 6/15/2012	400	429	5.65%, 9/15/2011	200	94

					645

Oil Refining & Marketing (0.22%)
Valero Energy Corp			REITS - Office Property (0.27%)
6.88%, 4/15/2012	275	296	Brandywine Operating Partnership LP
			5.63%, 12/15/2010	364	354
Pipelines (1.20%)
Enbridge Inc			REITS - Regional Malls (0.15%)
5.80%, 6/15/2014	600	627	Simon Property Group LP
NGPL Pipeco LLC			5.60%, 9/ 1/2011	200	207
6.51%, 12/15/2012 (a)	650	706

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
REITS - Shopping Centers (0.25%)			OBLIGATIONS (25.70%)
Federal Realty Investment Trust			Federal Home Loan Mortgage Corporation
6.00%, 7/15/2012	$ 350 $	339	(FHLMC) (2.52%)
			5.00%, 9/ 1/2009	$ 24 $	24
REITS - Warehouse & Industrial (0.62%)			4.50%, 11/ 1/2009	46	46
ProLogis			4.50%, 12/ 1/2009	119	121
0.91%, 8/24/2009 (b)	250	250	4.50%, 4/ 1/2010	75	76
5.50%, 3/ 1/2013	625	582	4.50%, 9/ 1/2010	152	156

		832	4.50%, 2/ 1/2011	67	70

			4.50%, 4/ 1/2011	84	88
Rental - Auto & Equipment (0.37%)
			4.50%, 7/ 1/2011	89	93
Erac USA Finance Co
5.80%, 10/15/2012 (a)	515	488	4.50%, 11/ 1/2011	380	397
			6.50%, 4/ 1/2015	4	4
Retail - Drug Store (0.34%)			6.50%, 12/ 1/2015	16	17
CVS Caremark Corp			7.00%, 12/ 1/2022	152	167
0.97%, 6/ 1/2010 (b)	450	449	7.50%, 12/ 1/2029	3	4
			4.10%, 12/ 1/2034 (b)	165	167
Rubber - Tires (0.15%)			4.48%, 1/ 1/2035 (b)	237	239
Goodyear Tire & Rubber Co/The			4.49%, 6/ 1/2035 (b)	1,008	1,022
5.01%, 12/ 1/2009 (b)	200	199
			4.38%, 9/ 1/2035 (b)	311	316
Special Purpose Banks (0.27%)			4.97%, 9/ 1/2035 (b)	343	359

Korea Development Bank/Republic of Korea					3,366

0.73%, 4/ 3/2010 (b)	365	359	Federal National Mortgage Association (FNMA) (3.87%)
			5.50%, 10/ 1/2009	25	25
Special Purpose Entity (0.42%)
			4.50%, 12/ 1/2009	9	9
Genworth Global Funding Trusts
5.20%, 10/ 8/2010	375	366	4.50%, 3/ 1/2010	60	61
USB Realty Corp			4.00%, 5/ 1/2010	279	282
6.09%, 12/22/2049 (a)(b)	330	198	4.50%, 5/ 1/2010	40	41

		564	4.00%, 6/ 1/2010	115	116

			4.00%, 7/ 1/2010	163	164
Steel - Producers (0.28%)
			4.00%, 8/ 1/2010	94	94
Ispat Inland ULC
9.75%, 4/ 1/2014	360	380	4.50%, 8/ 1/2011	219	228
			8.50%, 5/ 1/2022	33	37
Telephone - Integrated (1.04%)			8.00%, 5/ 1/2027	5	6
British Telecommunications PLC			6.00%, 7/ 1/2028	74	79
5.15%, 1/15/2013	750	773	7.50%, 10/ 1/2029	17	19
Verizon California Inc			4.73%, 12/ 1/2032 (b)	162	168
6.70%, 9/ 1/2009	615	617	3.85%, 7/ 1/2034 (b)	371	374

		1,390	4.13%, 7/ 1/2034 (b)	159	166

Tobacco (0.31%)			4.16%, 8/ 1/2034 (b)	237	240
Reynolds American Inc			3.93%, 9/ 1/2034 (b)	310	315
6.50%, 7/15/2010	400	410	4.28%, 1/ 1/2035 (b)	83	84
			4.50%, 1/ 1/2035 (b)	386	400
Transport - Rail (0.25%)			4.68%, 2/ 1/2035 (b)	60	61
CSX Corp			4.57%, 4/ 1/2035 (b)	581	589
4.88%, 11/ 1/2009	335	337

			4.83%, 10/ 1/2035 (b)	1,132	1,174
TOTAL BONDS	$ 87,802
			3.81%, 2/ 1/2037 (b)	427	438

					5,170

			U.S. Treasury (19.31%)
			2.63%, 5/31/2010	1,500	1,527

Schedule of Investments
Short-Term Bond Fund
July 31, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 1,453
OBLIGATIONS (continued)			Unrealized Depreciation	(28,409)

U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	(26,956)
1.13%, 6/30/2011	$ 6,000 $	6,005	Cost for federal income tax purposes	159,411
1.38%, 4/15/2012	6,000	5,985	All dollar amounts are shown in thousands (000's)
4.50%, 4/30/2012	2,700	2,919
4.38%, 8/15/2012	1,350	1,460	Portfolio Summary (unaudited)

2.25%, 5/31/2014	8,000	7,912	Sector	Percent

		25,808	Mortgage Securities	31.57%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Financial	25.17%
			Government	19.31%

AGENCY OBLIGATIONS	$ 34,344		Asset Backed Securities	10.09%

REPURCHASE AGREEMENTS (7.71%)			Energy	3.13%
Diversified Banking Institutions (7.71%)			Consumer, Non-cyclical	2.84%
			Communications	2.30%
Investment in Joint Trading Account; Bank			Industrial	1.68%
of America Repurchase Agreement; 0.16%			Utilities	1.06%
dated 07/31/09 maturing 08/03/09			Basic Materials	0.85%
(collateralized by Sovereign Agency			Consumer, Cyclical	0.73%
Issues; $2,629,000; 0.00% - 6.08%; dated			Technology	0.38%
11/16/09 - 08/17/16)	$ 2,577 $	2,577	Other Assets in Excess of Liabilities, Net	0.89%

Investment in Joint Trading Account; Credit			TOTAL NET ASSETS	100.00%

Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09
(collateralized by US Treasury Notes;
$2,629,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	2,578	2,578
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $2,629,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	2,577	2,577
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$2,629,000; 1.625%; dated 04/26/2011)	2,577	2,577

		10,309

TOTAL REPURCHASE AGREEMENTS	$ 10,309

Total Investments	$ 132,455
Other Assets in Excess of Liabilities, Net - 0.89%		1,185

TOTAL NET ASSETS - 100.00%	$ 133,640

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $11,898 or 8.90% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2009.
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $65 or 0.05% of net assets.

Schedule of Investments
Short-Term Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (83.03%)			BONDS (continued)
Aerospace & Defense (0.74%)			Diversified Banking Institutions (continued)
General Dynamics Corp			Goldman Sachs Group Inc/The
1.80%, 7/15/2011	$ 2,600 $	2,599	5.25%, 10/15/2013	$ 3,500 $	3,664
			JP Morgan Chase & Co
Aerospace & Defense Equipment (0.58%)			2.20%, 6/15/2012	5,000	5,043
United Technologies Corp			Morgan Stanley
4.38%, 5/ 1/2010	2,000	2,056	1.95%, 6/20/2012	4,500	4,508

					18,729

Agricultural Operations (1.56%)
Cargill Inc			Diversified Financial Services (1.44%)
5.20%, 1/22/2013 (a)	5,250	5,485	General Electric Capital Corp
			5.72%, 8/22/2011	5,000	5,090
Applications Software (0.57%)
Microsoft Corp			Diversified Manufacturing Operations (0.74%)
2.95%, 6/ 1/2014	2,000	2,001	Honeywell International Inc
			4.25%, 3/ 1/2013	2,500	2,603
Brewery (1.10%)
Anheuser-Busch InBev Worldwide Inc			Electric - Integrated (1.76%)
7.20%, 1/15/2014 (a)	3,500	3,890	Virginia Electric and Power Co
			5.10%, 11/30/2012	5,750	6,185
Cable/Satellite TV (1.06%)
Time Warner Cable Inc			Enterprise Software & Services (0.76%)
5.40%, 7/ 2/2012	3,500	3,737	Oracle Corp
			3.75%, 7/ 8/2014	2,600	2,681
Chemicals - Diversified (2.56%)
EI Du Pont de Nemours & Co			Finance - Commercial (0.74%)
5.00%, 7/15/2013	2,500	2,689	Caterpillar Financial Services Corp
PPG Industries Inc			4.85%, 12/ 7/2012	2,500	2,615
5.75%, 3/15/2013	6,000	6,317

		9,006	Finance - Consumer Loans (1.21%)

			John Deere Capital Corp
Commercial Banks (2.35%)			4.95%, 12/17/2012	4,000	4,274
Regions Bank/Birmingham AL
3.25%, 12/ 9/2011	4,500	4,671	Finance - Leasing Company (0.79%)
SunTrust Bank/Atlanta GA			International Lease Finance Corp
3.00%, 11/16/2011	3,500	3,610	6.38%, 3/25/2013	4,000	2,783

		8,281

			Finance - Mortgage Loan/Banker (5.71%)
Commercial Services - Finance (1.50%)			Fannie Mae
Western Union Co/The			2.00%, 1/ 9/2012	6,000	6,069
5.40%, 11/17/2011	5,000	5,294	1.88%, 4/20/2012	6,000	6,033

Computers (1.19%)			Freddie Mac
			5.75%, 1/15/2012	5,000	5,510
Hewlett-Packard Co
4.25%, 2/24/2012	4,000	4,208	1.75%, 6/15/2012	2,500	2,495

					20,107

Consumer Products - Miscellaneous (1.26%)			Food - Miscellaneous/Diversified (0.43%)
Clorox Co			Kellogg Co
5.00%, 3/ 1/2013	4,250	4,440	5.13%, 12/ 3/2012	1,400	1,510

Diversified Banking Institutions (5.32%)			Industrial Gases (0.51%)
Bank of America Corp			Air Products & Chemicals Inc
2.10%, 4/30/2012	3,000	3,017	4.15%, 2/ 1/2013	1,750	1,780
Citigroup Inc
5.50%, 8/27/2012	2,500	2,497

Schedule of Investments
Short-Term Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Manufactured Housing ABS Other (0.02%)			Multi-Line Insurance (1.43%)
Green Tree Financial Corp			Metropolitan Life Global Funding I
7.70%, 9/15/2026 (b)	$ 120 $	69	5.13%, 6/10/2014 (a)	$ 5,000 $	5,022

Medical - Biomedical/Gene (1.36%)			Multimedia (1.30%)
Amgen Inc			Walt Disney Co/The
4.00%, 11/18/2009	4,725	4,782	4.70%, 12/ 1/2012	4,250	4,594

Medical - Drugs (0.29%)			Non-Hazardous Waste Disposal (0.88%)
Merck & Co Inc/NJ			Allied Waste North America Inc
1.88%, 6/30/2011	1,000	1,008	5.75%, 2/15/2011	3,000	3,109

Medical - HMO (1.23%)			Oil - Field Services (1.45%)
UnitedHealth Group Inc			Smith International Inc
4.88%, 2/15/2013	4,250	4,336	8.63%, 3/15/2014	4,500	5,112

Mortgage Backed Securities (19.85%)			Oil Company - Exploration & Production (1.40%)
Banc of America Funding Corp			Apache Corp
5.00%, 6/25/2035 (c)	5,000	4,732	6.25%, 4/15/2012	4,500	4,923
5.75%, 3/25/2036	4,088	3,263
Banc of America Mortgage Securities Inc			Property & Casualty Insurance (1.20%)
4.75%, 8/25/2033	2,461	2,433	Fidelity National Financial Inc
Chase Mortgage Finance Corp			7.30%, 8/15/2011	4,250	4,226
5.50%, 5/25/2035	2,041	1,775
Countrywide Home Loan Mortgage Pass			Quarrying (1.25%)
Through Trust			Vulcan Materials Co
5.50%, 10/25/2035	3,840	3,828	5.60%, 11/30/2012	4,250	4,394
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	1,365	1,157	Real Estate Operator & Developer (1.06%)
Fannie Mae			Duke Realty LP
6.00%, 2/25/2031	10,000	10,462	6.25%, 5/15/2013	4,000	3,728
5.00%, 11/25/2035	2,456	2,577
Freddie Mac			Regional Banks (1.23%)
5.50%, 10/15/2027	5,349	5,468	Wells Fargo & Co
			4.38%, 1/31/2013	4,250	4,351
6.00%, 9/15/2029	6,437	6,681
4.50%, 5/15/2030	5,000	5,056	Reinsurance (1.25%)
Ginnie Mae			Berkshire Hathaway Finance Corp
4.50%, 8/20/2032	1,099	1,127	4.00%, 4/15/2012 (a)	4,250	4,398
GSR Mortgage Loan Trust
6.00%, 6/25/2036	2,912	2,399	REITS - Apartments (1.15%)
Lehman Mortgage Trust			ERP Operating LP
5.75%, 4/25/2036	7,254	6,600	5.50%, 10/ 1/2012	4,000	4,061
Residential Asset Securitization Trust
6.00%, 5/25/2036	3,566	2,240	REITS - Healthcare (2.54%)
Residential Funding Mortgage Securities I			Health Care REIT Inc
5.50%, 9/25/2036	4,043	3,054	8.00%, 9/12/2012	1,700	1,682
Structured Asset Securities Corp			6.00%, 11/15/2013	2,575	2,413
5.50%, 12/25/2033	3,505	3,386	Nationwide Health Properties Inc
Wells Fargo Mortgage Backed Securities Trust			6.50%, 7/15/2011	5,000	4,848

5.75%, 10/25/2036 (c)	3,708	3,698			8,943

		69,936

			REITS - Regional Malls (1.03%)
			Simon Property Group LP
			5.60%, 9/ 1/2011	3,500	3,620

Schedule of Investments
Short-Term Income Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Retail - Apparel & Shoe (0.15%)			OBLIGATIONS (continued)
Nordstrom Inc			Federal National Mortgage Association (FNMA)
6.75%, 6/ 1/2014	$ 500 $	538	(continued)
			4.54%, 11/ 1/2035 (c)	$ 27 $	27

Retail - Discount (1.00%)					352

Wal-Mart Stores Inc			Government National Mortgage Association
3.20%, 5/15/2014	3,500	3,528	(GNMA) (0.04%)
			8.00%, 3/15/2012	3	3
Retail - Drug Store (0.43%)			11.00%, 10/15/2015	19	21
CVS Caremark Corp			11.00%, 11/15/2015	3	3
4.00%, 9/15/2009	1,500	1,506	11.00%, 11/15/2015	37	41
			10.00%, 1/15/2019	57	64
Savings & Loans - Thrifts (0.00%)			10.00%, 2/15/2019	1	1
Washington Mutual Bank / Henderson NV
0.00%, 1/15/2013 (d)	1,200	1	9.00%, 4/20/2025	3	4

					137

Steel - Producers (2.51%)			U.S. Treasury (6.19%)
Nucor Corp			3.13%, 11/30/2009 (e)	1,000	1,009
5.00%, 12/ 1/2012	8,300	8,839	1.38%, 3/15/2012	5,000	4,994

Telephone - Integrated (1.27%)			1.38%, 5/15/2012	10,000	9,960
AT&T Inc			1.75%, 1/31/2014	6,000	5,851

4.95%, 1/15/2013	4,250	4,489			21,814

			TOTAL U.S. GOVERNMENT & GOVERNMENT
Textile - Home Furnishings (1.34%)			AGENCY OBLIGATIONS	$ 22,896

Mohawk Industries Inc
7.20%, 4/15/2012	4,750	4,709	REPURCHASE AGREEMENTS (9.07%)
			Diversified Banking Institutions (9.07%)
Transport - Services (1.27%)			Investment in Joint Trading Account; Bank
United Parcel Service Inc			of America Repurchase Agreement; 0.16%
4.50%, 1/15/2013	4,250	4,458	dated 07/31/09 maturing 08/03/09
			(collateralized by Sovereign Agency
			Issues; $8,149,000; 0.00% - 6.08%; dated
Water (1.26%)			11/16/09 - 08/17/16)	$ 7,989 $	7,989
Veolia Environnement			Investment in Joint Trading Account; Credit
5.25%, 6/ 3/2013	4,250	4,421	Suisse Repurchase Agreement; 0.19%

TOTAL BONDS	$ 292,455		dated 07/31/09 maturing 08/03/09

			(collateralized by US Treasury Notes;
U.S. GOVERNMENT & GOVERNMENT AGENCY			$8,149,000; 0.875% - 5.125%; dated
OBLIGATIONS (6.50%)			12/31/10 - 05/15/16)	7,988	7,988
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account;
(FHLMC) (0.17%)			Deutsche Bank Repurchase Agreement;
9.50%, 8/ 1/2016	9	10	0.19% dated 07/31/09 maturing 08/03/09
6.00%, 4/ 1/2017	187	199	(collateralized by Sovereign Agency
6.00%, 5/ 1/2017	341	360	Issues; $8,149,000; 1.625% - 5.375%;
4.27%, 11/ 1/2021 (c)	24	24	dated 10/16/09 - 05/28/19)	7,989	7,989

		593	Investment in Joint Trading Account;

			Morgan Stanley Repurchase Agreement;
Federal National Mortgage Association (FNMA) (0.10%)			0.18% dated 07/31/09 maturing 08/03/09
6.50%, 1/ 1/2012	58	62	(collateralized by Sovereign Agency Issue;
			$8,149,000; 1.625%; dated 04/26/2011)	7,989	7,989

6.50%, 1/ 1/2014	80	85
					31,955
8.50%, 11/ 1/2017	16	17

5.60%, 1/ 1/2019 (c)	7	8	TOTAL REPURCHASE AGREEMENTS	$ 31,955

5.61%, 4/ 1/2019 (c)	8	8	Total Investments	$ 347,306
10.00%, 5/ 1/2022	10	11	Other Assets in Excess of Liabilities, Net - 1.40%		4,942

5.05%, 11/ 1/2022 (c)	3	3	TOTAL NET ASSETS - 100.00%	$ 352,248

4.40%, 11/ 1/2032 (c)	129	131

	Schedule of Investments
	Short-Term Income Fund
	July 31, 2009 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $18,795 or 5.34% of net assets.
(b) Security is Illiquid
(c) Variable Rate. Rate shown is in effect at July 31, 2009.
(d) Non-Income Producing Security
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $358 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 7,785
Unrealized Depreciation	(8,543)

Net Unrealized Appreciation (Depreciation)	(758)
Cost for federal income tax purposes	348,064
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	31.82%
Mortgage Securities	20.16%
Government	11.90%
Consumer, Non-cyclical	8.73%
Basic Materials	6.82%
Industrial	4.21%
Communications	3.64%
Utilities	3.01%
Consumer, Cyclical	2.92%
Energy	2.85%
Technology	2.52%
Asset Backed Securities	0.02%
Other Assets in Excess of Liabilities, Net	1.40%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.55%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; September 2009	Sell	200	$ 23,060	$ 23,077	$ (17)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.54%)			COMMON STOCKS (continued)
Aerospace & Defense (1.52%)			Cellular Telecommunications (0.27%)
Esterline Technologies Corp (a)	33,069 $	940	Syniverse Holdings Inc (a)	27,700 $	486
Teledyne Technologies Inc (a)	20,687	677
TransDigm Group Inc (a)	29,797	1,141	Chemicals - Diversified (0.29%)

		2,758	Innophos Holdings Inc	28,440	534

Aerospace & Defense Equipment (1.08%)			Chemicals - Specialty (0.47%)
BE Aerospace Inc (a)	38,915	629	Sensient Technologies Corp	20,710	522
Moog Inc (a)	16,790	452	Stepan Co	7,250	324

Triumph Group Inc	21,980	878			846

		1,959

			Circuit Boards (0.43%)
Airlines (0.20%)			Multi-Fineline Electronix Inc (a)	10,320	235
JetBlue Airways Corp (a)	72,270	369	TTM Technologies Inc (a)	55,230	545

					780

Alternative Waste Tech (0.17%)
Calgon Carbon Corp (a)	24,150	306	Commercial Banks (5.44%)
			Banco Latinoamericano de Comercio
Apparel Manufacturers (0.54%)			Exterior SA	55,330	712
True Religion Apparel Inc (a)	43,490	972	Bank of Hawaii Corp	30,002	1,151
			Bank of the Ozarks Inc	25,680	649
Applications Software (0.77%)			City Holding Co	22,583	728
Actuate Corp (a)	53,550	280	Community Bank System Inc	39,490	716
Quest Software Inc (a)	75,740	1,116	FirstMerit Corp	55,003	1,027

		1,396	Iberiabank Corp	10,988	515

B2B - E-Commerce (0.15%)			Independent Bank Corp/Rockland MA	20,020	427
i2 Technologies Inc (a)	20,130	271	NBT Bancorp Inc	28,090	644
			Pinnacle Financial Partners Inc (a)	14,561	227
Batteries & Battery Systems (0.37%)			Prosperity Bancshares Inc	38,780	1,300
EnerSys (a)	34,260	678	Renasant Corp	18,450	275
			Republic Bancorp Inc/KY	10,980	265
Beverages - Wine & Spirits (0.48%)			Smithtown Bancorp Inc	29,800	345
Central European Distribution Corp (a)	30,437	874	Tompkins Financial Corp	7,310	325
			Trustmark Corp	28,110	559

Building - Heavy Construction (0.63%)					9,865

Granite Construction Inc	13,740	466
Orion Marine Group Inc (a)	16,010	358	Commercial Services (1.11%)
Sterling Construction Co Inc (a)	20,040	319	Arbitron Inc	15,400	251

		1,143	PHH Corp (a)	68,169	1,249

			Steiner Leisure Ltd (a)	15,860	503

Building - Maintenance & Service (0.43%)					2,003

ABM Industries Inc	36,830	776
			Commercial Services - Finance (1.42%)
Building & Construction - Miscellaneous (0.35%)			CBIZ Inc (a)	69,700	456
Insituform Technologies Inc (a)	34,590	636	Global Cash Access Holdings Inc (a)	100,560	905
			Morningstar Inc (a)	12,674	561
Casino Hotels (0.30%)			Wright Express Corp (a)	23,315	660

Ameristar Casinos Inc	29,200	546			2,582

Casino Services (0.74%)			Communications Software (0.14%)
Bally Technologies Inc (a)	36,990	1,339	Seachange International Inc (a)	28,380	260

Schedule of Investments
SmallCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Aided Design (0.42%)			Distribution & Wholesale (continued)
Parametric Technology Corp (a)	58,400 $	754	Titan Machinery Inc (a)	25,210 $	313

					1,799

Computer Services (0.63%)
Ciber Inc (a)	89,250	295	Diversified Manufacturing Operations (2.23%)
Insight Enterprises Inc (a)	40,300	415	Ameron International Corp	5,770	430
SYKES Enterprises Inc (a)	21,330	425	AZZ Inc (a)	30,400	1,178

		1,135	Brink's Co/The	18,870	512

			ESCO Technologies Inc (a)	10,210	420
Computers - Integrated Systems (0.78%)			Koppers Holdings Inc	53,523	1,494

Jack Henry & Associates Inc	54,410	1,168			4,034

Super Micro Computer Inc (a)	31,400	250

		1,418	Diversified Operations (0.17%)

			Compass Diversified Holdings	33,220	299
Consulting Services (1.06%)
FTI Consulting Inc (a)	7,283	396	Electric - Integrated (1.88%)
Huron Consulting Group Inc (a)	21,322	946	Avista Corp	64,260	1,190
ICF International Inc (a)	8,260	214	IDACORP Inc	19,440	539
Watson Wyatt Worldwide Inc	9,800	366	NorthWestern Corp	39,490	956

		1,922	Portland General Electric Co	37,918	721

Consumer Products - Miscellaneous (0.54%)					3,406

Central Garden and Pet Co - A Shares (a)	43,710	493	Electric Products - Miscellaneous (0.53%)
Tupperware Brands Corp	14,200	484	GrafTech International Ltd (a)	70,340	966

		977

			Electronic Components - Miscellaneous (1.07%)
Containers - Metal & Glass (0.70%)			Benchmark Electronics Inc (a)	66,610	1,052
Bway Holding Co (a)	14,290	227	CTS Corp	48,860	412
Silgan Holdings Inc	20,880	1,050	LaBarge Inc (a)	21,430	227

		1,277	OSI Systems Inc (a)	12,870	255

Containers - Paper & Plastic (0.79%)					1,946

Rock-Tenn Co	31,810	1,430
			Electronic Components - Semiconductors (2.30%)
Cosmetics & Toiletries (0.34%)			IXYS Corp	50,130	388
Chattem Inc (a)	9,900	620	Kopin Corp (a)	76,290	303
			Microsemi Corp (a)	36,360	496
Data Processing & Management (0.34%)			PMC - Sierra Inc (a)	77,180	706
Broadridge Financial Solutions Inc	17,010	294	Silicon Laboratories Inc (a)	18,630	798
CSG Systems International Inc (a)	19,490	325	Skyworks Solutions Inc (a)	122,960	1,485

		619			4,176

Diagnostic Equipment (0.69%)			Electronic Design Automation (0.12%)
Immucor Inc (a)	75,053	1,250	Cogo Group Inc (a)	33,640	220

Diagnostic Kits (0.36%)			Electronic Security Devices (0.50%)
Meridian Bioscience Inc	29,461	649	American Science & Engineering Inc	13,000	907

Disposable Medical Products (0.33%)			E-Marketing & Information (0.55%)
Merit Medical Systems Inc (a)	33,030	604	Digital River Inc (a)	28,050	992

Distribution & Wholesale (0.99%)			Engineering - Research & Development Services (0.86%)
Beacon Roofing Supply Inc (a)	42,820	718	EMCOR Group Inc (a)	54,363	1,311
Core-Mark Holding Co Inc (a)	8,470	228	Exponent Inc (a)	9,530	246

FGX International Holdings Ltd (a)	21,870	289			1,557

Houston Wire & Cable Co	23,380	251

Schedule of Investments
SmallCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (2.60%)			Instruments - Scientific (0.66%)
Ariba Inc (a)	102,550 $	1,078	FEI Co (a)	49,170 $	1,205
Informatica Corp (a)	44,200	813
JDA Software Group Inc (a)	18,020	371	Insurance Brokers (0.25%)
Mantech International Corp (a)	14,250	759	eHealth Inc (a)	14,300	232
Sybase Inc (a)	18,180	651	Life Partners Holdings Inc	10,360	224

SYNNEX Corp (a)	36,410	1,035			456

		4,707	Internet Application Software (0.40%)

Environmental Consulting & Engineering (0.37%)			S1 Corp (a)	101,780	722
Tetra Tech Inc (a)	22,540	679
			Internet Infrastructure Equipment (0.48%)
E-Services - Consulting (0.16%)			Avocent Corp (a)	55,480	861
Websense Inc (a)	19,980	296
			Internet Infrastructure Software (0.88%)
Finance - Investment Banker & Broker (0.99%)			AsiaInfo Holdings Inc (a)	35,760	689
E*Trade Financial Corp (a)	242,680	364	TIBCO Software Inc (a)	103,050	900

Knight Capital Group Inc (a)	38,930	723			1,589

SWS Group Inc	51,820	713	Internet Security (0.34%)

		1,800	Blue Coat Systems Inc (a)	33,310	623

Finance - Leasing Company (0.18%)
			Internet Telephony (0.34%)
Financial Federal Corp	16,302	331
			j2 Global Communications Inc (a)	25,550	613
Food - Canned (0.36%)
			Intimate Apparel (0.69%)
TreeHouse Foods Inc (a)	19,890	645
			Warnaco Group Inc/The (a)	34,562	1,256
Food - Miscellaneous/Diversified (0.94%)
			Investment Companies (0.90%)
American Italian Pasta Co (a)	26,950	848
			Ares Capital Corp	79,026	714
Diamond Foods Inc	17,310	488
			Fifth Street Finance Corp	15,349	159
Lancaster Colony Corp	8,230	375

			Hercules Technology Growth Capital Inc	59,422	582
		1,711

			PennantPark Investment Corp	21,327	176

Food - Wholesale & Distribution (0.22%)					1,631

Fresh Del Monte Produce Inc (a)	18,390	394
			Investment Management & Advisory Services (0.14%)
Footwear & Related Apparel (0.97%)			Calamos Asset Management Inc	19,030	262
Iconix Brand Group Inc (a)	62,820	1,101
			Lasers - Systems & Components (0.35%)
Steven Madden Ltd (a)	20,683	663

			Rofin-Sinar Technologies Inc (a)	29,100	632
		1,764

Gas - Distribution (1.37%)			Life & Health Insurance (0.74%)
Northwest Natural Gas Co	27,160	1,212	Delphi Financial Group Inc	29,934	713
South Jersey Industries Inc	20,458	755	Presidential Life Corp	19,672	176
WGL Holdings Inc	15,360	509	StanCorp Financial Group Inc	12,990	447

		2,476			1,336

Home Furnishings (0.47%)			Linen Supply & Related Items (0.15%)
Tempur-Pedic International Inc	57,910	859	G&K Services Inc	11,810	268

Human Resources (0.56%)			Machinery - Construction & Mining (0.52%)
Emergency Medical Services Corp (a)	23,940	937	Astec Industries Inc (a)	10,300	279
Kenexa Corp (a)	6,153	75	Bucyrus International Inc	22,580	665

		1,012			944

Schedule of Investments
SmallCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (1.11%)			Medical Laboratory & Testing Service (0.58%)
DXP Enterprises Inc (a)	21,430 $	218	ICON PLC ADR (a)	44,516 $	1,046
Middleby Corp (a)	12,950	633
Wabtec Corp	34,300	1,154	Medical Products (0.87%)

		2,005	American Medical Systems Holdings Inc (a)	67,290	1,029

			Cantel Medical Corp (a)	35,860	555

Medical - Biomedical/Gene (4.53%)					1,584

Acorda Therapeutics Inc (a)	8,980	227
American Oriental Bioengineering Inc (a)	74,080	450	Metal - Aluminum (0.17%)
Arqule Inc (a)	42,060	257	Kaiser Aluminum Corp	9,110	301
Bio-Rad Laboratories Inc (a)	7,130	552
			Metal Processors & Fabrication (0.15%)
Celera Corp (a)	103,880	623
			LB Foster Co (a)	9,180	275
Cubist Pharmaceuticals Inc (a)	38,902	773
Exelixis Inc (a)	137,810	737	Metal Products - Distribution (0.17%)
Human Genome Sciences Inc (a)	172,850	2,472	AM Castle & Co	29,050	306
Incyte Corp (a)	160,080	832
Maxygen Inc (a)	37,602	301	Networking Products (1.21%)
United Therapeutics Corp (a)	6,840	634	3Com Corp (a)	297,060	1,120
XOMA Ltd (a)	401,100	361	BigBand Networks Inc (a)	29,033	160

		8,219	Polycom Inc (a)	38,830	922

Medical - Drugs (1.07%)					2,202

Array Biopharma Inc (a)	53,500	203	Non-Ferrous Metals (0.19%)
China Sky One Medical Inc (a)	12,680	195	Horsehead Holding Corp (a)	31,360	335
Myriad Pharmaceuticals Inc (a)	5,215	26
Orexigen Therapeutics Inc (a)	66,030	540	Oil - Field Services (1.28%)
PharMerica Corp (a)	29,960	628	Hornbeck Offshore Services Inc (a)	31,130	678
XenoPort Inc (a)	17,520	356	Matrix Service Co (a)	47,326	480

		1,948	Willbros Group Inc (a)	84,420	1,164

					2,322

Medical - Generic Drugs (0.52%)
Par Pharmaceutical Cos Inc (a)	20,870	338	Oil Company - Exploration & Production (1.59%)
Perrigo Co	22,490	611	Arena Resources Inc (a)	13,720	448

		949	Berry Petroleum Co	32,970	782

			Concho Resources Inc/Midland TX (a)	19,340	594
Medical - Hospitals (0.41%)			Mariner Energy Inc (a)	88,290	1,058

Universal Health Services Inc	13,500	751			2,882

Medical - Nursing Homes (0.43%)			Oil Field Machinery & Equipment (0.74%)
Ensign Group Inc/The	27,274	437	Dril-Quip Inc (a)	31,810	1,345
Skilled Healthcare Group Inc (a)	42,430	350

		787	Oil Refining & Marketing (0.29%)

			CVR Energy Inc (a)	62,330	532
Medical - Outpatient & Home Medical Care (1.25%)
Amedisys Inc (a)	24,497	1,095	Pastoral & Agricultural (0.38%)
Gentiva Health Services Inc (a)	17,790	379	AgFeed Industries Inc (a)	112,930	688
LHC Group Inc (a)	27,170	797

		2,271	Pharmacy Services (0.58%)

			Catalyst Health Solutions Inc (a)	40,770	1,051
Medical Instruments (0.65%)
Genomic Health Inc (a)	25,350	427	Physical Therapy & Rehabilitation Centers (0.67%)
Kensey Nash Corp (a)	26,330	752	Psychiatric Solutions Inc (a)	18,730	506

		1,179	RehabCare Group Inc (a)	29,110	700

					1,206

Schedule of Investments
SmallCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Private Corrections (0.37%)			Research & Development (0.62%)
Cornell Cos Inc (a)	38,814 $	665	Parexel International Corp (a)	72,790 $	1,126

Property & Casualty Insurance (0.54%)			Retail - Apparel & Shoe (1.86%)
Amtrust Financial Services Inc	45,598	557	Aeropostale Inc (a)	20,420	743
Tower Group Inc	16,800	420	Dress Barn Inc (a)	41,380	645

		977	Genesco Inc (a)	28,710	624

Recreational Vehicles (0.28%)			JOS A Bank Clothiers Inc (a)	8,760	320
Polaris Industries Inc	13,430	509	Stage Stores Inc	38,960	486
			Wet Seal Inc/The (a)	168,051	555

Reinsurance (1.92%)					3,373

Argo Group International Holdings Ltd (a)	23,530	791	Retail - Appliances (0.19%)
Aspen Insurance Holdings Ltd	38,280	952	hhgregg Inc (a)	18,540	340
Max Capital Group Ltd	9,990	199
Platinum Underwriters Holdings Ltd	34,470	1,163	Retail - Building Products (0.13%)
Validus Holdings Ltd	16,690	379	Lumber Liquidators Inc (a)	13,790	226

		3,484

			Retail - Discount (0.66%)
REITS - Apartments (0.31%)			99 Cents Only Stores (a)	60,980	893
Essex Property Trust Inc	8,760	570	Citi Trends Inc (a)	10,480	306

REITS - Healthcare (0.15%)					1,199

Universal Health Realty Income Trust	7,820	267	Retail - Fabric Store (0.51%)
			Jo-Ann Stores Inc (a)	39,960	931
REITS - Mortgage (1.59%)
Capstead Mortgage Corp	28,690	383	Retail - Gardening Products (0.31%)
Chimera Investment Corp	190,039	681	Tractor Supply Co (a)	11,680	560
MFA Mortgage Investments Inc	208,400	1,542
NorthStar Realty Finance Corp	77,400	277	Retail - Hair Salons (0.24%)

		2,883	Regis Corp	32,200	440

REITS - Office Property (0.60%)			Retail - Pawn Shops (0.38%)
Alexandria Real Estate Equities Inc	21,880	834	Cash America International Inc	25,570	684
Kilroy Realty Corp	10,850	256

		1,090	Retail - Perfume & Cosmetics (0.29%)

			Sally Beauty Holdings Inc (a)	74,560	520
REITS - Regional Malls (0.38%)
CBL & Associates Properties Inc	117,370	697	Retail - Petroleum Products (0.38%)
			World Fuel Services Corp	15,780	692
REITS - Shopping Centers (0.76%)
Inland Real Estate Corp	86,560	639	Retail - Restaurants (1.43%)
Saul Centers Inc	14,270	483	Buffalo Wild Wings Inc (a)	8,440	341
Urstadt Biddle Properties Inc	16,119	248	CKE Restaurants Inc	53,933	477

		1,370	Jack in the Box Inc (a)	42,060	887

REITS - Single Tenant (0.15%)			PF Chang's China Bistro Inc (a)	18,170	616
Getty Realty Corp	11,810	264	Ruby Tuesday Inc (a)	35,920	269

					2,590

Rental - Auto & Equipment (0.68%)
Aaron's Inc	26,090	717	Retail - Sporting Goods (0.40%)
Rent-A-Center Inc/TX (a)	24,790	514	Hibbett Sports Inc (a)	39,636	730

		1,231	Savings & Loans - Thrifts (0.83%)

			ESSA Bancorp Inc	22,980	310
			Flushing Financial Corp	26,930	286

Schedule of Investments
SmallCap Blend Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Transport - Marine (0.08%)
OceanFirst Financial Corp	23,130 $	281	Overseas Shipholding Group Inc	4,274 $	147
Provident Financial Services Inc	28,510	338
United Financial Bancorp Inc	21,200	281	Transport - Services (0.44%)

		1,496	HUB Group Inc (a)	37,330	802

Schools (0.50%)			Transport - Truck (0.34%)
Capella Education Co (a)	8,260	531	Heartland Express Inc	22,650	349
Grand Canyon Education Inc (a)	21,350	374	Marten Transport Ltd (a)	15,120	267

		905			616

Semiconductor Component - Integrated Circuits (1.14%)			Web Portals (0.56%)
Hittite Microwave Corp (a)	21,990	772	Earthlink Inc	119,540	1,010
Integrated Device Technology Inc (a)	116,540	789
Micrel Inc	33,990	266	Wireless Equipment (0.19%)
Pericom Semiconductor Corp (a)	24,290	231	Viasat Inc (a)	12,801	346

		2,058	TOTAL COMMON STOCKS	$ 171,389

Semiconductor Equipment (0.50%)				Principal
Entegris Inc (a)	165,990	619		Amount	Value

Ultratech Inc (a)	24,790	295		(000's)	(000's)

		914	REPURCHASE AGREEMENTS (5.32%)

			Diversified Banking Institutions (5.32%)
Telecommunication Equipment (0.87%)			Investment in Joint Trading Account; Bank
Anaren Inc (a)	16,140	290	of America Repurchase Agreement; 0.16%
Arris Group Inc (a)	46,160	562	dated 07/31/09 maturing 08/03/09
Comtech Telecommunications Corp (a)	13,797	440	(collateralized by Sovereign Agency
Symmetricom Inc (a)	42,770	277	Issues; $2,457,000; 0.00% - 6.08%; dated

			11/16/09 - 08/17/16)	$ 2,409 $	2,409
		1,569	Investment in Joint Trading Account; Credit

Telecommunication Services (1.06%)			Suisse Repurchase Agreement; 0.19%
Consolidated Communications Holdings Inc	47,290	597	dated 07/31/09 maturing 08/03/09
			(collateralized by US Treasury Notes;
MasTec Inc (a)	29,180	302	$2,457,000; 0.875% - 5.125%; dated
NTELOS Holdings Corp	28,380	440	12/31/10 - 05/15/16)	2,409	2,409
Premiere Global Services Inc (a)	59,930	575	Investment in Joint Trading Account;

		1,914	Deutsche Bank Repurchase Agreement;

			0.19% dated 07/31/09 maturing 08/03/09
Theaters (0.21%)			(collateralized by Sovereign Agency
National CineMedia Inc	25,430	374	Issues; $2,457,000; 1.625% - 5.375%;
			dated 10/16/09 - 05/28/19)	2,408	2,408
Therapeutics (1.35%)			Investment in Joint Trading Account;
Allos Therapeutics Inc (a)	58,800	475	Morgan Stanley Repurchase Agreement;
			0.18% dated 07/31/09 maturing 08/03/09
Isis Pharmaceuticals Inc (a)	37,080	678	(collateralized by Sovereign Agency Issue;
Onyx Pharmaceuticals Inc (a)	17,710	636	$2,457,000; 1.625%; dated 04/26/2011)	2,408	2,408

Vivus Inc (a)	87,640	649			9,634

		2,438

			TOTAL REPURCHASE AGREEMENTS	$ 9,634

Transactional Software (0.54%)			Total Investments	$ 181,023
ACI Worldwide Inc (a)	19,470	293	Other Assets in Excess of Liabilities, Net - 0.14%		260

Solera Holdings Inc	25,610	690

		983	TOTAL NET ASSETS - 100.00%	$ 181,283

Transport - Air Freight (0.45%)
Atlas Air Worldwide Holdings Inc (a)	32,330	807	(a) Non-Income Producing Security

	Schedule of Investments
	SmallCap Blend Fund
	July 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 25,627
Unrealized Depreciation	(15,410)

Net Unrealized Appreciation (Depreciation)	10,217
Cost for federal income tax purposes	170,806
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.31%
Financial	21.19%
Industrial	15.88%
Consumer, Cyclical	12.32%
Technology	10.28%
Communications	7.44%
Energy	3.91%
Utilities	3.25%
Basic Materials	1.11%
Diversified	0.17%
Other Assets in Excess of Liabilities, Net	0.14%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.80%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	92	$ 4,616	$ 5,071	$ 455
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.14%)			COMMON STOCKS (continued)
Aerospace & Defense (1.93%)			Communications Software (0.25%)
Esterline Technologies Corp (a)	51,854 $	1,474	Seachange International Inc (a)	62,840 $	575
Teledyne Technologies Inc (a)	38,405	1,257
TransDigm Group Inc (a)	44,755	1,714	Computer Aided Design (0.73%)

		4,445	Parametric Technology Corp (a)	129,500	1,672

Aerospace & Defense Equipment (0.56%)			Computer Services (0.40%)
Triumph Group Inc	32,319	1,291	SYKES Enterprises Inc (a)	46,540	926

Airlines (0.58%)			Computers - Integrated Systems (2.04%)
Allegiant Travel Co (a)	31,010	1,343	Jack Henry & Associates Inc	110,400	2,370
			NCI Inc (a)	44,900	1,423
Alternative Waste Tech (0.45%)			Super Micro Computer Inc (a)	115,000	913

Calgon Carbon Corp (a)	81,000	1,026			4,706

Apparel Manufacturers (0.60%)			Consulting Services (1.51%)
True Religion Apparel Inc (a)	61,342	1,372	Huron Consulting Group Inc (a)	32,077	1,423
			ICF International Inc (a)	48,500	1,256
Applications Software (1.27%)			Watson Wyatt Worldwide Inc	21,300	795

Progress Software Corp (a)	60,500	1,369			3,474

Quest Software Inc (a)	105,670	1,558

		2,927	Consumer Products - Miscellaneous (1.52%)

			Jarden Corp (a)	65,000	1,602
B2B - E-Commerce (0.24%)			Tupperware Brands Corp	55,800	1,901

i2 Technologies Inc (a)	40,600	546			3,503

Beverages - Wine & Spirits (0.38%)			Containers - Metal & Glass (0.63%)
Central European Distribution Corp (a)	30,376	872	Bway Holding Co (a)	28,190	448
			Silgan Holdings Inc	20,000	1,005

Building - Heavy Construction (0.88%)					1,453

Orion Marine Group Inc (a)	91,000	2,035
			Containers - Paper & Plastic (0.70%)
Casino Hotels (0.68%)			Rock-Tenn Co	36,080	1,622
Ameristar Casinos Inc	83,830	1,567
			Cosmetics & Toiletries (0.91%)
Chemicals - Specialty (0.32%)			Chattem Inc (a)	33,317	2,088
Stepan Co	16,500	739
			Diagnostic Equipment (0.94%)
Circuit Boards (0.25%)			Immucor Inc (a)	130,081	2,167
Multi-Fineline Electronix Inc (a)	25,630	584
			Diagnostic Kits (1.45%)
Commercial Banks (1.32%)			Inverness Medical Innovations Inc (a)	56,858	1,913
Bank of the Ozarks Inc	58,542	1,480	Meridian Bioscience Inc	65,039	1,432

Signature Bank/New York NY (a)	52,500	1,548			3,345

		3,028	Disposable Medical Products (0.65%)

Commercial Services (1.39%)			Merit Medical Systems Inc (a)	81,880	1,498
Arbitron Inc	56,500	920
			Distribution & Wholesale (1.26%)
Healthcare Services Group Inc	46,520	869	Brightpoint Inc (a)	125,780	747
Steiner Leisure Ltd (a)	44,633	1,415	FGX International Holdings Ltd (a)	114,127	1,508

		3,204	Titan Machinery Inc (a)	51,000	634

Commercial Services - Finance (0.76%)					2,889

Global Cash Access Holdings Inc (a)	195,390	1,758
			Diversified Manufacturing Operations (1.01%)
			AZZ Inc (a)	42,670	1,653

Schedule of Investments
SmallCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Food - Miscellaneous/Diversified (continued)
(continued)			Diamond Foods Inc	40,200 $	1,133

Koppers Holdings Inc	24,284 $	678			2,681

		2,331

			Footwear & Related Apparel (1.18%)
Electric - Distribution (0.37%)			Iconix Brand Group Inc (a)	109,000	1,910
EnerNOC Inc (a)	27,880	855	Steven Madden Ltd (a)	25,080	804

Electric Products - Miscellaneous (0.73%)					2,714

GrafTech International Ltd (a)	121,838	1,673	Human Resources (1.31%)
			Emergency Medical Services Corp (a)	45,560	1,783
Electronic Components - Miscellaneous (0.54%)			Kenexa Corp (a)	14,794	181
CTS Corp	33,761	284	SuccessFactors Inc (a)	99,000	1,044

OSI Systems Inc (a)	48,000	951			3,008

		1,235

			Identification Systems - Development (0.36%)
Electronic Components - Semiconductors (3.46%)			Cogent Inc (a)	72,750	829
IXYS Corp	56,780	439
Microsemi Corp (a)	132,241	1,805	Internet Application Software (0.52%)
PMC - Sierra Inc (a)	185,760	1,700	S1 Corp (a)	168,000	1,191
Silicon Laboratories Inc (a)	49,060	2,101
Skyworks Solutions Inc (a)	159,724	1,929	Internet Infrastructure Equipment (0.22%)

		7,974	Avocent Corp (a)	32,760	508

Electronic Security Devices (0.75%)			Internet Infrastructure Software (0.52%)
American Science & Engineering Inc	24,840	1,733	AsiaInfo Holdings Inc (a)	62,100	1,197

E-Marketing & Information (0.87%)			Internet Security (0.78%)
Digital River Inc (a)	56,700	2,004	Blue Coat Systems Inc (a)	96,000	1,794

Engineering - Research & Development Services (1.25%)			Internet Telephony (0.72%)
EMCOR Group Inc (a)	73,777	1,779	j2 Global Communications Inc (a)	69,000	1,655
Exponent Inc (a)	42,219	1,090

		2,869	Intimate Apparel (0.71%)

			Warnaco Group Inc/The (a)	44,657	1,622
Enterprise Software & Services (3.60%)
Ariba Inc (a)	201,184	2,114	Lasers - Systems & Components (0.57%)
Informatica Corp (a)	94,662	1,741	Rofin-Sinar Technologies Inc (a)	60,529	1,314
Mantech International Corp (a)	25,700	1,370
MicroStrategy Inc (a)	24,690	1,507	Leisure & Recreation Products (0.72%)
Sybase Inc (a)	43,522	1,558	WMS Industries Inc (a)	45,813	1,657

		8,290

			Machinery - Construction & Mining (0.30%)
Environmental Consulting & Engineering (0.68%)			Bucyrus International Inc	23,470	692
Tetra Tech Inc (a)	51,614	1,555
			Machinery - General Industry (1.43%)
E-Services - Consulting (0.59%)			Middleby Corp (a)	36,447	1,782
Websense Inc (a)	92,016	1,362	Wabtec Corp	44,974	1,514

Finance - Investment Banker & Broker (1.22%)					3,296

GFI Group Inc	166,320	1,073	Medical - Biomedical/Gene (7.55%)
Knight Capital Group Inc (a)	93,634	1,739	Acorda Therapeutics Inc (a)	41,000	1,036

		2,812	Affymax Inc (a)	32,300	617

Food - Miscellaneous/Diversified (1.17%)			Arqule Inc (a)	133,000	814
American Italian Pasta Co (a)	49,200	1,548	ARYx Therapeutics Inc (a)	153,000	522

Schedule of Investments
SmallCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Company - Exploration & Production (2.86%)
Bio-Rad Laboratories Inc (a)	22,696 $	1,758	Arena Resources Inc (a)	48,060 $	1,568
Celera Corp (a)	170,737	1,024	Berry Petroleum Co	99,610	2,363
Cubist Pharmaceuticals Inc (a)	100,399	1,995	Concho Resources Inc/Midland TX (a)	51,110	1,569
Cytokinetics Inc (a)	167,000	494	Mariner Energy Inc (a)	91,086	1,092

Exelixis Inc (a)	264,420	1,415			6,592

Human Genome Sciences Inc (a)	291,901	4,174	Oil Field Machinery & Equipment (1.27%)
Incyte Corp (a)	402,763	2,094	Dril-Quip Inc (a)	40,150	1,698
Maxygen Inc (a)	105,000	839	Lufkin Industries Inc	26,800	1,217

XOMA Ltd (a)	662,110	596			2,915

		17,378

			Pharmacy Services (1.01%)
Medical - Drugs (2.49%)			BioScrip Inc (a)	86,096	509
Array Biopharma Inc (a)	237,090	901	Catalyst Health Solutions Inc (a)	70,256	1,811

Myriad Pharmaceuticals Inc (a)	10,487	51			2,320

Orexigen Therapeutics Inc (a)	245,854	2,011
PharMerica Corp (a)	63,636	1,334	Physical Therapy & Rehabilitation Centers (1.17%)
Poniard Pharmaceuticals Inc (a)	104,660	755	Healthsouth Corp (a)	85,195	1,227
XenoPort Inc (a)	33,497	680	RehabCare Group Inc (a)	61,340	1,476

		5,732			2,703

Medical - Generic Drugs (0.61%)			Private Corrections (0.59%)
Perrigo Co	51,500	1,398	Geo Group Inc/The (a)	75,592	1,359

Medical - Nursing Homes (0.37%)			Recreational Vehicles (0.31%)
Skilled Healthcare Group Inc (a)	104,068	860	Polaris Industries Inc	19,000	720

Medical - Outpatient & Home Medical Care (2.04%)			Reinsurance (0.64%)
Amedisys Inc (a)	46,992	2,101	Argo Group International Holdings Ltd (a)	43,740	1,470
Gentiva Health Services Inc (a)	44,000	936	REITS - Diversified (0.65%)
LHC Group Inc (a)	56,706	1,665	Digital Realty Trust Inc	36,607	1,484

		4,702

Medical Instruments (0.89%)			REITS - Mortgage (0.33%)
Genomic Health Inc (a)	61,809	1,042	Chimera Investment Corp	210,000	752
Kensey Nash Corp (a)	35,276	1,008

		2,050	REITS - Office Property (0.19%)

			Alexandria Real Estate Equities Inc	11,500	438
Medical Laboratory & Testing Service (0.76%)
ICON PLC ADR (a)	74,160	1,743	REITS - Shopping Centers (0.36%)
			Saul Centers Inc	24,300	823
Medical Products (1.10%)
American Medical Systems Holdings Inc (a)	130,240	1,991	Research & Development (0.70%)
Cantel Medical Corp (a)	34,890	541	Parexel International Corp (a)	104,647	1,619

		2,532

			Retail - Apparel & Shoe (1.30%)
Networking Products (1.53%)			Aeropostale Inc (a)	37,520	1,366
3Com Corp (a)	306,000	1,154	Finish Line Inc/The	187,770	1,633

BigBand Networks Inc (a)	71,269	391			2,999

Polycom Inc (a)	83,000	1,971

		3,516	Retail - Appliances (0.30%)

			hhgregg Inc (a)	38,180	701
Oil - Field Services (0.47%)
Willbros Group Inc (a)	79,028	1,090

Schedule of Investments
SmallCap Growth Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Building Products (0.54%)			Therapeutics (continued)
Lumber Liquidators Inc (a)	76,000 $	1,248	Allos Therapeutics Inc (a)	177,068 $	1,429
			Isis Pharmaceuticals Inc (a)	80,000	1,462
Retail - Discount (1.24%)			Medarex Inc (a)	120,000	1,905
99 Cents Only Stores (a)	98,000	1,436	Onyx Pharmaceuticals Inc (a)	48,000	1,724
Citi Trends Inc (a)	48,180	1,407	Vivus Inc (a)	236,998	1,756

		2,843			8,465

Retail - Gardening Products (0.46%)			Transactional Software (1.23%)
Tractor Supply Co (a)	22,000	1,055	ACI Worldwide Inc (a)	51,390	775
			Solera Holdings Inc	76,500	2,060

Retail - Restaurants (2.43%)
					2,835

CKE Restaurants Inc	144,450	1,279
Jack in the Box Inc (a)	69,493	1,466	Transport - Services (0.46%)
PF Chang's China Bistro Inc (a)	57,040	1,934	HUB Group Inc (a)	49,000	1,053
Texas Roadhouse Inc (a)	83,000	924

		5,603	Transport - Truck (0.60%)

			Marten Transport Ltd (a)	35,110	619
Retail - Sporting Goods (0.69%)			Old Dominion Freight Line Inc (a)	21,442	764

Hibbett Sports Inc (a)	86,310	1,589			1,383

Schools (1.08%)			Vitamins & Nutrition Products (0.61%)
American Public Education Inc (a)	18,210	644	Herbalife Ltd	40,900	1,407
Capella Education Co (a)	17,000	1,094
Grand Canyon Education Inc (a)	43,018	753	Wireless Equipment (0.68%)

		2,491	Viasat Inc (a)	58,370	1,576

			TOTAL COMMON STOCKS	$ 225,928

Semiconductor Component - Integrated Circuits (1.18%)
Hittite Microwave Corp (a)	41,640	1,462		Principal
Integrated Device Technology Inc (a)	186,854	1,265		Amount	Value

				(000's)	(000's)

		2,727

			REPURCHASE AGREEMENTS (2.16%)
Semiconductor Equipment (0.81%)			Diversified Banking Institutions (2.16%)
ATMI Inc (a)	60,158	1,095	Investment in Joint Trading Account; Bank
Ultratech Inc (a)	64,000	762	of America Repurchase Agreement; 0.16%

		1,857	dated 07/31/09 maturing 08/03/09

			(collateralized by Sovereign Agency
Telecommunication Equipment (0.55%)			Issues; $1,270,000; 0.00% - 6.08%; dated
Anaren Inc (a)	29,520	531	11/16/09 - 08/17/16)	$ 1,246 $	1,246
Comtech Telecommunications Corp (a)	23,000	733	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.19%
		1,264	dated 07/31/09 maturing 08/03/09

Telecommunication Equipment - Fiber Optics (0.25%)			(collateralized by US Treasury Notes;
Oplink Communications Inc (a)	45,240	575	$1,270,000; 0.875% - 5.125%; dated
			12/31/10 - 05/15/16)	1,246	1,246
			Investment in Joint Trading Account;
Telecommunication Services (1.57%)			Deutsche Bank Repurchase Agreement;
MasTec Inc (a)	118,663	1,228	0.19% dated 07/31/09 maturing 08/03/09
NTELOS Holdings Corp	71,023	1,100	(collateralized by Sovereign Agency
Premiere Global Services Inc (a)	134,046	1,286	Issues; $1,270,000; 1.625% - 5.375%;

		3,614	dated 10/16/09 - 05/28/19)	1,245	1,245

Theaters (0.41%)
National CineMedia Inc	64,000	941

Therapeutics (3.68%)
Alexza Pharmaceuticals Inc (a)	71,658	189

Schedule of Investments SmallCap Growth Fund July 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$1,270,000; 1.625%; dated 04/26/2011)	$ 1,245 $	1,245

4,982

TOTAL REPURCHASE AGREEMENTS	$ 4,982

Total Investments	$ 230,910
Liabilities in Excess of Other Assets, Net - (0.30)%		(697)

TOTAL NET ASSETS - 100.00%	$ 230,213

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,330
Unrealized Depreciation	(20,152)

Net Unrealized Appreciation (Depreciation)	15,178
Cost for federal income tax purposes	215,732
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	36.64%
Technology	14.98%
Industrial	14.08%
Consumer, Cyclical	13.41%
Communications	9.04%
Financial	6.86%
Energy	4.60%
Utilities	0.37%
Basic Materials	0.32%
Liabilities in Excess of Other Assets, Net	(0.30%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.18%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.41%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	153,330 $	1,566	Under Armour Inc (a)	4,256 $	103

					6,915

Advertising Services (0.01%)
inVentiv Health Inc (a)	2,342	36	Applications Software (0.83%)
			Actuate Corp (a)	9,613	50
Aerospace & Defense (0.07%)			American Reprographics Co (a)	4,314	37
Aerovironment Inc (a)	1,464	42	China Information Security Technology Inc	5,150	20
Cubic Corp	2,049	80	(a)
Esterline Technologies Corp (a)	1,280	36	Deltek Inc (a)	2,653	17
National Presto Industries Inc	608	49	Ebix Inc (a)	906	38
Teledyne Technologies Inc (a)	1,608	53	EPIQ Systems Inc (a)	4,302	69

		260	Nuance Communications Inc (a)	215,476	2,844

			OpenTV Corp (a)	7,183	10
Aerospace & Defense Equipment (0.10%)			Progress Software Corp (a)	4,563	103
AAR Corp (a)	689	13	Quest Software Inc (a)	1,423	21

Argon ST Inc (a)	2,443	47			3,209

Astronics Corp (a)	1,444	16
GenCorp Inc (a)	11,549	30	Auction House & Art Dealer (0.03%)
Heico Corp	2,732	101	Sotheby's	7,150	108
Kaman Corp	2,577	49	Audio & Video Products (0.31%)
LMI Aerospace Inc (a)	894	8	DTS Inc/CA (a)	1,968	54
Orbital Sciences Corp (a)	7,543	102	TiVo Inc (a)	107,438	1,101

		366	Universal Electronics Inc (a)	1,980	42

Agricultural Chemicals (0.00%)					1,197

China Green Agriculture Inc (a)	1,545	18	Auto - Medium & Heavy Duty Trucks (0.01%)
Agricultural Operations (0.02%)			Force Protection Inc (a)	9,411	49
Cadiz Inc (a)	2,438	28	Auto Repair Centers (0.01%)
Tejon Ranch Co (a)	1,234	33	Monro Muffler Inc	2,050	55

		61

Air Pollution Control Equipment (0.01%)			Auto/Truck Parts & Equipment - Original (0.02%)
Met-Pro Corp	2,479	26	Fuel Systems Solutions Inc (a)	1,457	36
			Wonder Auto Technology Inc (a)	3,191	36

Airlines (0.26%)					72

Airtran Holdings Inc (a)	13,071	95	Auto/Truck Parts & Equipment - Replacement (0.02%)
Allegiant Travel Co (a)	2,050	89	ATC Technology Corp/IL (a)	2,889	61
Gol Linhas Aereas Inteligentes SA ADR (a)	96,200	713	Dorman Products Inc (a)	384	6

Hawaiian Holdings Inc (a)	6,509	41			67

Republic Airways Holdings Inc (a)	1,491	7
UAL Corp (a)	16,724	69	B2B - E-Commerce (0.01%)

		1,014	i2 Technologies Inc (a)	2,679	36

Alternative Waste Tech (0.29%)			Batteries & Battery Systems (0.43%)
Calgon Carbon Corp (a)	81,133	1,028	Advanced Battery Technologies Inc (a)	10,144	44
Darling International Inc (a)	10,972	77	Ener1 Inc (a)	5,944	38

		1,105	EnerSys (a)	78,900	1,561

Apparel Manufacturers (1.80%)					1,643

Carter's Inc (a)	235,967	6,687	Beverages - Non-Alcoholic (0.02%)
Maidenform Brands Inc (a)	3,944	55	Coca-Cola Bottling Co Consolidated	820	46
True Religion Apparel Inc (a)	3,121	70

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (continued)			Chemicals - Diversified (0.63%)
National Beverage Corp (a)	1,159 $	13	Solutia Inc (a)	272,120 $	2,433

		59

			Chemicals - Specialty (0.10%)
Brewery (0.01%)			Arch Chemicals Inc	863	23
Boston Beer Co Inc (a)	1,008	31	Balchem Corp	2,380	66
Broadcasting Services & Programming (0.23%)			Hawkins Inc	1,553	29
Acacia Research - Acacia Technologies (a)	3,494	27	NewMarket Corp	1,275	97
CKX Inc (a)	7,268	52	Omnova Solutions Inc (a)	8,259	46
DG FastChannel Inc (a)	37,471	787	Stepan Co	873	39

		866	WR Grace & Co (a)	2,434	41

			Zep Inc	2,638	42

Building - Heavy Construction (0.34%)					383

Granite Construction Inc	992	34
Orion Marine Group Inc (a)	56,179	1,256	Circuit Boards (0.02%)
Sterling Construction Co Inc (a)	237	4	Multi-Fineline Electronix Inc (a)	2,026	46

		1,294	Park Electrochemical Corp	1,744	41

					87

Building - Maintenance & Service (0.04%)
ABM Industries Inc	2,153	45	Coal (0.02%)
Rollins Inc	5,925	109	James River Coal Co (a)	3,582	67

		154	Westmoreland Coal Co (a)	432	3

					70

Building & Construction - Miscellaneous (0.20%)
MYR Group Inc/Delaware (a)	42,553	767	Coffee (1.20%)
			Green Mountain Coffee Roasters Inc (a)	64,710	4,558
Building & Construction Products -			Peet's Coffee & Tea Inc (a)	1,497	41

Miscellaneous (0.31%)					4,599

Broadwind Energy Inc (a)	3,445	37
Quanex Building Products Corp	2,566	30	Commercial Banks (0.89%)
Simpson Manufacturing Co Inc	39,300	1,116	Ames National Corp	683	18

		1,183	Arrow Financial Corp	1,200	34

			Bank of Marin Bancorp	764	24
Building Products - Air & Heating (0.01%)			Bank of the Ozarks Inc	179	4
AAON Inc	1,680	33	Bridge Bancorp Inc	962	27
			Bryn Mawr Bank Corp	261	5
Building Products - Doors & Windows (0.00%)
Apogee Enterprises Inc	441	6	Cardinal Financial Corp	2,931	23
			Cass Information Systems Inc	1,164	40
Cable/Satellite TV (0.00%)			Cathay General Bancorp	4,456	41
LodgeNet Interactive Corp (a)	2,600	12	City Holding Co	304	10
			CNB Financial Corp/PA	770	14
Casino Hotels (0.32%)			First Financial Bankshares Inc	1,412	74
Ameristar Casinos Inc	65,928	1,232	Hancock Holding Co	687	28
			Metro Bancorp Inc (a)	232	4
Casino Services (0.08%)			Orrstown Financial Services Inc	455	17
Bally Technologies Inc (a)	7,061	256	Park National Corp	134	8
Shuffle Master Inc (a)	6,579	47	Peapack Gladstone Financial Corp	15	-

		303	Penns Woods Bancorp Inc	497	17

Cellular Telecommunications (0.06%)			PrivateBancorp Inc	60,773	1,509
Centennial Communications Corp (a)	11,232	86	Prosperity Bancshares Inc	33,900	1,136
Syniverse Holdings Inc (a)	7,777	136	Republic Bancorp Inc/KY	191	5
Virgin Mobile USA Inc (a)	3,216	16	Signature Bank/New York NY (a)	3,270	96

		238	Southside Bancshares Inc	620	14

Schedule of Investments

SmallCap Growth Fund I

July 31, 2009 (unaudited)

	Shares	Value		Shares	Value

	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Commercial Banks (continued)			Computer Aided Design (0.05%)

Suffolk Bancorp	1,392 $	41	Parametric Technology Corp (a)	15,660 $	202

SY Bancorp Inc	974	24

Texas Capital Bancshares Inc (a)	702	12	Computer Services (0.53%)

Tompkins Financial Corp	655	29	3PAR Inc (a)	3,079	29

Trustco Bank Corp NY	6,311	40	CACI International Inc (a)	705	33

Westamerica Bancorporation	2,097	110	Computer Task Group Inc (a)	1,811	12

Wilshire Bancorp Inc	253	2	iGate Corp	4,729	34

		3,406	Insight Enterprises Inc (a)	1,244	13

			LivePerson Inc (a)	122,600	492

Commercial Services (0.63%)			Manhattan Associates Inc (a)	3,146	58

Arbitron Inc	3,035	49	Perot Systems Corp (a)	2,364	38

CoStar Group Inc (a)	2,208	81	SYKES Enterprises Inc (a)	4,583	91

DynCorp International Inc (a)	705	14	Syntel Inc	1,629	64

Healthcare Services Group Inc	5,917	111	Unisys Corp (a)	4,210	8

HMS Holdings Corp (a)	47,905	1,840	VanceInfo Technologies Inc ADR (a)	75,510	1,144

ICT Group Inc (a)	1,715	18	Virtusa Corp (a)	2,095	19

Medifast Inc (a)	2,443	37			2,035

National Research Corp	353	9

Pre-Paid Legal Services Inc	935	46	Computer Software (0.07%)

Providence Service Corp/The (a)	2,205	23	Accelrys Inc (a)	5,945	36

Standard Parking Corp (a)	305	5	Blackbaud Inc	5,875	110

Steiner Leisure Ltd (a)	1,548	49	Double-Take Software Inc (a)	3,361	29

Team Inc (a)	2,131	31	Omniture Inc (a)	7,550	103

TeleTech Holdings Inc (a)	4,090	68			278

Ticketmaster Entertainment Inc (a)	4,861	39	Computers (0.54%)

		2,420	Palm Inc (a)	130,993	2,061

Commercial Services - Finance (1.51%)
			Computers - Integrated Systems (1.71%)
Advance America Cash Advance Centers Inc	8,590	48
			Brocade Communications Systems Inc (a)	407,130	3,200
Asset Acceptance Capital Corp (a)	1,351	11
			Cray Inc (a)	5,121	42
Bankrate Inc (a)	1,676	48
			Jack Henry & Associates Inc	11,105	238
CBIZ Inc (a)	5,847	38
			Maxwell Technologies Inc (a)	2,589	37
Coinstar Inc (a)	78,183	2,598
			Micros Systems Inc (a)	66,520	1,822
Deluxe Corp	3,839	60
			MTS Systems Corp	373	9
Dollar Financial Corp (a)	2,673	42
			NCI Inc (a)	1,393	44
Euronet Worldwide Inc (a)	5,657	119
			Netscout Systems Inc (a)	4,348	43
Global Cash Access Holdings Inc (a)	274,401	2,470
			Radiant Systems Inc (a)	3,139	32
Heartland Payment Systems Inc	4,725	50
			Radisys Corp (a)	4,706	37
Net 1 UEPS Technologies Inc (a)	4,797	81
			Riverbed Technology Inc (a)	48,894	978
Riskmetrics Group Inc (a)	2,433	44
			Stratasys Inc (a)	4,577	72
TNS Inc (a)	2,882	66
			Super Micro Computer Inc (a)	3,397	27

Wright Express Corp (a)	4,963	140

					6,581

		5,815

			Computers - Memory Devices (1.38%)

Communications Software (0.04%)			Imation Corp	614	6
Digi International Inc (a)	1,871	19
			Netezza Corp (a)	6,314	57
DivX Inc (a)	4,626	27
			Quantum Corp (a)	41,725	38
Seachange International Inc (a)	3,539	32
			STEC Inc (a)	152,460	5,197

Smith Micro Software Inc (a)	3,868	44
					5,298

SolarWinds Inc (a)	2,286	46

		168

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Peripheral Equipment (0.44%)			Decision Support Software (continued)
Compellent Technologies Inc (a)	2,244 $	36	SPSS Inc (a)	2,410 $	119

Synaptics Inc (a)	68,808	1,649			2,674

		1,685	Dental Supplies & Equipment (0.04%)

Consulting Services (0.62%)			Align Technology Inc (a)	7,591	83
Advisory Board Co/The (a)	2,070	53	Sirona Dental Systems Inc (a)	2,085	54

Corporate Executive Board Co	4,490	84			137

CRA International Inc (a)	1,808	49	Diagnostic Equipment (0.08%)
Forrester Research Inc (a)	1,762	40	Affymetrix Inc (a)	7,870	70
Gartner Inc (a)	7,910	135	Cepheid Inc (a)	7,303	77
Hackett Group Inc/The (a)	3,982	12	Hansen Medical Inc (a)	4,438	18
Huron Consulting Group Inc (a)	2,896	129	Immucor Inc (a)	9,020	150

ICF International Inc (a)	59,809	1,549			315

MAXIMUS Inc	1,835	78
Navigant Consulting Inc (a)	6,576	78	Diagnostic Kits (0.68%)
Watson Wyatt Worldwide Inc	4,693	175	Inverness Medical Innovations Inc (a)	22,400	754

		2,382	Meridian Bioscience Inc	5,206	115

			OraSure Technologies Inc (a)	9,534	27
Consumer Products - Miscellaneous (0.08%)			QIAGEN NV (a)	87,470	1,658
Tupperware Brands Corp	8,036	274	Quidel Corp (a)	3,240	48

WD-40 Co	1,451	44			2,602

		318

			Direct Marketing (0.01%)
Containers - Metal & Glass (0.02%)			APAC Customer Services Inc (a)	4,790	24
Bway Holding Co (a)	160	2
Silgan Holdings Inc	1,807	91	Disposable Medical Products (0.05%)

		93	ICU Medical Inc (a)	1,601	62

Containers - Paper & Plastic (0.06%)			Medical Action Industries Inc (a)	2,473	31
AEP Industries Inc (a)	1,085	35	Merit Medical Systems Inc (a)	3,570	65
Rock-Tenn Co	4,213	189	Rochester Medical Corp (a)	1,886	25

		224	Utah Medical Products Inc	605	17

					200

Cosmetics & Toiletries (0.06%)
Bare Escentuals Inc (a)	8,036	71	Distribution & Wholesale (0.83%)
Chattem Inc (a)	2,418	151	Beacon Roofing Supply Inc (a)	58,538	982
Inter Parfums Inc	547	6	BMP Sunstone Corp (a)	6,223	31

		228	Brightpoint Inc (a)	6,662	40

			Core-Mark Holding Co Inc (a)	575	15
Data Processing & Management (0.08%)			FGX International Holdings Ltd (a)	3,073	41
Acxiom Corp	7,450	72	Fossil Inc (a)	5,925	156
CommVault Systems Inc (a)	5,582	97	Houston Wire & Cable Co	1,665	18
CSG Systems International Inc (a)	2,838	47	LKQ Corp (a)	74,040	1,328
infoGROUP Inc	3,937	24	MWI Veterinary Supply Inc (a)	1,425	55
Innodata Isogen Inc (a)	4,035	21	Owens & Minor Inc	4,472	198
Pegasystems Inc	1,860	53	Pool Corp	3,216	76

		314	Rentrak Corp (a)	1,779	32

Decision Support Software (0.70%)			Scansource Inc (a)	325	9
DemandTec Inc (a)	4,324	38	School Specialty Inc (a)	1,343	30
Interactive Intelligence Inc (a)	2,822	46	Titan Machinery Inc (a)	2,359	29
MSCI Inc (a)	88,400	2,471	Watsco Inc	2,514	132

					3,172

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.50%)			Educational Software (continued)
Actuant Corp	102,072 $	1,311	Rosetta Stone Inc (a)	1,179 $	36

Acuity Brands Inc	4,339	128			173

AZZ Inc (a)	1,583	61	Electric - Distribution (0.42%)
Blount International Inc (a)	2,615	24	EnerNOC Inc (a)	53,094	1,629
ESCO Technologies Inc (a)	2,937	121
GenTek Inc (a)	218	5	Electric - Integrated (0.00%)
GP Strategies Corp (a)	1,852	13	Pike Electric Corp (a)	1,559	16
Koppers Holdings Inc	1,701	47
LSB Industries Inc (a)	2,298	41	Electric - Transmission (0.39%)
Matthews International Corp	3,771	118	ITC Holdings Corp	31,300	1,493
Raven Industries Inc	2,161	62

		1,931	Electric Products - Miscellaneous (0.45%)

			AMETEK Inc	48,980	1,585
Diversified Minerals (0.00%)			GrafTech International Ltd (a)	6,225	85
United States Lime & Minerals Inc (a)	300	12	Graham Corp	1,538	21
			Harbin Electric Inc (a)	2,263	36

Diversified Operations (0.00%)					1,727

Primoris Services Corp	1,535	12
			Electronic Components - Miscellaneous (0.06%)
Diversified Operations & Commercial Services (0.03%)			Benchmark Electronics Inc (a)	1,595	25
Chemed Corp	2,839	125	CTS Corp	369	3
Viad Corp	455	8	Daktronics Inc	6,015	50

		133	LaBarge Inc (a)	2,033	22

Drug Delivery Systems (0.08%)			Methode Electronics Inc	841	6
Alkermes Inc (a)	12,491	129	OSI Systems Inc (a)	2,383	47
BioDelivery Sciences International Inc (a)	1,775	10	Plexus Corp (a)	1,816	47
Depomed Inc (a)	9,892	38	Rogers Corp (a)	667	17

I-Flow Corp (a)	1,930	15			217

Matrixx Initiatives Inc (a)	1,781	10	Electronic Components - Semiconductors (6.19%)
Nektar Therapeutics (a)	11,800	83	Actel Corp (a)	1,723	19
Noven Pharmaceuticals Inc (a)	527	9	Advanced Analogic Technologies Inc (a)	225,610	1,087

		294	Amkor Technology Inc (a)	14,032	88

E-Commerce - Products (0.07%)			Applied Micro Circuits Corp (a)	8,713	75
Blue Nile Inc (a)	1,628	75	Cavium Networks Inc (a)	4,279	81
MercadoLibre Inc (a)	3,244	94	Ceva Inc (a)	3,537	31
NutriSystem Inc	3,884	55	Cree Inc (a)	64,800	2,078
Shutterfly Inc (a)	663	11	Diodes Inc (a)	3,682	68
Stamps.com Inc (a)	2,305	20	Fairchild Semiconductor International Inc (a)	122,900	1,085

		255	IXYS Corp	4,222	33

			Kopin Corp (a)	9,534	38
E-Commerce - Services (0.63%)			Lattice Semiconductor Corp (a)	2,122	5
Internet Brands Inc (a)	3,072	23	Microsemi Corp (a)	10,750	147
Move Inc (a)	17,455	46	Microtune Inc (a)	7,452	15
NetFlix Inc (a)	37,110	1,631	MIPS Technologies Inc (a)	9,042	32
OpenTable Inc (a)	24,770	736	Monolithic Power Systems Inc (a)	184,932	4,104

		2,436	Netlogic Microsystems Inc (a)	100,789	4,005

Educational Software (0.04%)			ON Semiconductor Corp (a)	307,410	2,244
Blackboard Inc (a)	3,621	123	PMC - Sierra Inc (a)	379,330	3,471
Renaissance Learning Inc	1,364	14	Rovi Corp (a)	105,400	2,757
			Semtech Corp (a)	8,253	152

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Enterprise Software & Services (continued)
(continued)			MicroStrategy Inc (a)	1,210 $	74
Skyworks Solutions Inc (a)	166,952 $	2,017	Omnicell Inc (a)	3,569	45
Supertex Inc (a)	1,515	35	Open Text Corp (a)	317	12
Volterra Semiconductor Corp (a)	3,138	52	Opnet Technologies Inc	2,848	27
Zoran Corp (a)	5,138	59	PROS Holdings Inc (a)	4,343	34

		23,778	RightNow Technologies Inc (a)	2,345	28

Electronic Design Automation (0.75%)			Sybase Inc (a)	120,806	4,325
Cadence Design Systems Inc (a)	486,100	2,868	SYNNEX Corp (a)	782	22
			Taleo Corp (a)	83,934	1,469
Electronic Measurement Instruments (0.06%)			Tyler Technologies Inc (a)	4,063	63
Analogic Corp	1,050	40	Ultimate Software Group Inc (a)	2,703	69

Axsys Technologies Inc (a)	1,087	58			11,444

Badger Meter Inc	1,965	72
FARO Technologies Inc (a)	3,200	57	Entertainment Software (0.30%)

		227	THQ Inc (a)	171,223	1,149

Electronic Security Devices (0.03%)			Environmental Consulting & Engineering (0.26%)
American Science & Engineering Inc	1,185	83	Tetra Tech Inc (a)	33,071	996
Taser International Inc (a)	7,268	38

		121	Environmental Monitoring & Detection (0.02%)

			Mine Safety Appliances Co	3,073	86
E-Marketing & Information (0.84%)
comScore Inc (a)	2,588	39	E-Services - Consulting (0.06%)
Constant Contact Inc (a)	68,762	1,555	GSI Commerce Inc (a)	2,859	52
Digital River Inc (a)	43,194	1,527	Perficient Inc (a)	1,266	9
Valueclick Inc (a)	10,967	126	Saba Software Inc (a)	4,632	18

		3,247	Sapient Corp (a)	10,814	72

Energy - Alternate Sources (0.04%)			Websense Inc (a)	5,919	88

Clean Energy Fuels Corp (a)	3,921	36			239

Evergreen Energy Inc (a)	27,196	24	Filtration & Separation Products (0.02%)
GT Solar International Inc (a)	7,057	44	CLARCOR Inc	2,160	72
Syntroleum Corp (a)	11,886	33

		137	Finance - Auto Loans (0.01%)

Engineering - Research & Development Services (0.06%)			Credit Acceptance Corp (a)	1,190	32
EMCOR Group Inc (a)	2,723	66	Finance - Consumer Loans (0.03%)
ENGlobal Corp (a)	3,781	18	Nelnet Inc (a)	1,094	16
Exponent Inc (a)	1,785	46	Portfolio Recovery Associates Inc (a)	1,860	86

Michael Baker Corp (a)	1,025	44			102

Stanley Inc (a)	1,278	39

		213	Finance - Investment Banker & Broker (2.50%)

			Broadpoint Gleacher Securities Inc (a)	166,738	1,039
Enterprise Software & Services (2.98%)			Diamond Hill Investment Group Inc (a)	418	24
Advent Software Inc (a)	2,016	73	Duff & Phelps Corp	2,144	39
American Software Inc/Georgia	3,856	25	GFI Group Inc	8,200	53
Ariba Inc (a)	134,891	1,418	Greenhill & Co Inc	29,910	2,253
Concur Technologies Inc (a)	4,418	152	International Assets Holding Corp (a)	882	16
Informatica Corp (a)	93,720	1,724	KBW Inc (a)	50,736	1,481
JDA Software Group Inc (a)	2,596	53	Knight Capital Group Inc (a)	5,896	109
Lawson Software Inc (a)	7,412	44	optionsXpress Holdings Inc	5,500	99
Mantech International Corp (a)	1,995	106	Penson Worldwide Inc (a)	2,888	34
MedAssets Inc (a)	89,966	1,681

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Food - Wholesale & Distribution (continued)
(continued)			United Natural Foods Inc (a)	5,500 $	149

Stifel Financial Corp (a)	89,086 $	4,448			194

SWS Group Inc	292	4
TradeStation Group Inc (a)	1,794	13	Footwear & Related Apparel (0.94%)

		9,612	CROCS Inc (a)	196,300	671

			Deckers Outdoor Corp (a)	1,755	119
Finance - Leasing Company (0.01%)			Steven Madden Ltd (a)	80,209	2,572
Financial Federal Corp	1,953	40	Timberland Co/The (a)	3,480	47
Finance - Other Services (0.02%)			Weyco Group Inc	1,460	35
BGC Partners Inc	4,849	22	Wolverine World Wide Inc	6,225	150

MarketAxess Holdings Inc (a)	3,926	41			3,594

		63	Forestry (0.01%)

Financial Guarantee Insurance (0.01%)			Deltic Timber Corp	942	42
Assured Guaranty Ltd	1,515	21	Gambling (Non-Hotel) (0.02%)
Firearms & Ammunition (0.02%)			Isle of Capri Casinos Inc (a)	3,234	39
Smith & Wesson Holding Corp (a)	6,974	42	Pinnacle Entertainment Inc (a)	3,791	38

Sturm Ruger & Co Inc	2,208	28			77

		70	Gas - Distribution (0.02%)

Fisheries (0.00%)			New Jersey Resources Corp	863	33
HQ Sustainable Maritime Industries Inc (a)	1,711	15	Piedmont Natural Gas Co Inc	950	23
			South Jersey Industries Inc	717	27

Food - Canned (0.29%)					83

TreeHouse Foods Inc (a)	34,900	1,133	Gold Mining (0.43%)
			Allied Nevada Gold Corp (a)	4,959	43
Food - Confectionery (0.02%)			IAMGOLD Corp	152,537	1,611

Tootsie Roll Industries Inc	2,684	65
					1,654

Food - Dairy Products (0.01%)			Hazardous Waste Disposal (0.43%)
American Dairy Inc (a)	1,557	42	American Ecology Corp	2,390	39
			Clean Harbors Inc (a)	2,715	142
Food - Miscellaneous/Diversified (0.53%)			EnergySolutions Inc	1,414	12
American Italian Pasta Co (a)	1,711	54	Stericycle Inc (a)	28,500	1,459

B&G Foods Inc	1,075	9			1,652

Cal-Maine Foods Inc	1,778	52
Diamond Foods Inc	54,555	1,539	Health Care Cost Containment (0.01%)
J&J Snack Foods Corp	1,814	79	Corvel Corp (a)	1,557	38
Lancaster Colony Corp	2,508	114	Transcend Services Inc (a)	1,181	17

Lance Inc	3,093	78			55

Overhill Farms Inc (a)	2,981	17	Heart Monitors (0.00%)
Smart Balance Inc (a)	6,409	39	Cardiac Science Corp (a)	423	2
Zhongpin Inc (a)	4,175	50

		2,031	Home Furnishings (0.44%)

			Tempur-Pedic International Inc	113,536	1,684
Food - Retail (0.01%)
Village Super Market Inc	1,257	36	Hotels & Motels (0.34%)
Weis Markets Inc	417	14	Marcus Corp	355	4

		50	Orient-Express Hotels Ltd	146,170	1,294

Food - Wholesale & Distribution (0.05%)					1,298

Calavo Growers Inc	2,242	45

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (0.68%)			Internet Connectivity Services (0.03%)
Administaff Inc	2,817 $	71	AboveNet Inc (a)	708 $	58
AMN Healthcare Services Inc (a)	6,836	50	Cogent Communications Group Inc (a)	5,342	44
Cross Country Healthcare Inc (a)	651	5	PC-Tel Inc (a)	562	4

Emergency Medical Services Corp (a)	1,241	48			106

Kenexa Corp (a)	2,609	32	Internet Content - Entertainment (0.01%)
On Assignment Inc (a)	843	3	Limelight Networks Inc (a)	7,179	28
Resources Connection Inc (a)	5,150	78
SuccessFactors Inc (a)	145,300	1,533	Internet Content - Information & News (0.21%)
TrueBlue Inc (a)	61,800	785	Dice Holdings Inc (a)	3,459	16

		2,605	Health Grades Inc (a)	4,478	22

Identification Systems - Development (0.04%)			Knot Inc/The (a)	84,223	736
Checkpoint Systems Inc (a)	1,889	33	LoopNet Inc (a)	4,275	34

Cogent Inc (a)	5,675	64			808

L-1 Identity Solutions Inc (a)	6,697	53	Internet Financial Services (0.01%)

		150	Online Resources Corp (a)	3,553	24

Industrial Audio & Video Products (0.01%)
			Internet Gambling (0.01%)
China Security & Surveillance Technology
Inc (a)	5,607	49	Youbet.com Inc (a)	5,648	20

Industrial Automation & Robots (0.06%)			Internet Infrastructure Equipment (0.00%)
Cognex Corp	1,513	25	Avocent Corp (a)	1,241	19
Intermec Inc (a)	8,591	117
			Internet Infrastructure Software (1.42%)
iRobot Corp (a)	2,562	29
			AsiaInfo Holdings Inc (a)	3,878	75
Nordson Corp	1,539	69

			F5 Networks Inc (a)	141,450	5,251
		240

			TeleCommunication Systems Inc (a)	5,213	43
Instruments - Controls (0.03%)			TIBCO Software Inc (a)	8,657	75

Woodward Governor Co	6,393	126			5,444

Instruments - Scientific (0.07%)			Internet Security (0.05%)
Dionex Corp (a)	2,231	147	Blue Coat Systems Inc (a)	4,703	88
FEI Co (a)	3,870	95	Sourcefire Inc (a)	3,189	56
Varian Inc (a)	860	44	VASCO Data Security International Inc (a)	4,348	33

		286			177

Insurance Brokers (0.03%)			Internet Telephony (0.03%)
Crawford & Co (a)	3,266	16	j2 Global Communications Inc (a)	5,468	131
eHealth Inc (a)	3,200	52
			Intimate Apparel (0.06%)
Life Partners Holdings Inc	1,588	34

			Warnaco Group Inc/The (a)	5,998	218
		102

Internet Application Software (1.51%)			Investment Companies (0.00%)
Art Technology Group Inc (a)	129,500	491	Main Street Capital Corp (a)	836	11
Cybersource Corp (a)	112,043	1,943
DealerTrack Holdings Inc (a)	163,979	3,252	Investment Management & Advisory Services (1.73%)
eResearchTechnology Inc (a)	5,620	30	Affiliated Managers Group Inc (a)	28,820	1,903
Lionbridge Technologies Inc (a)	10,813	24	Calamos Asset Management Inc	316	4
S1 Corp (a)	7,259	51	Cohen & Steers Inc	104,100	1,902
Vocus Inc (a)	1,849	31	Epoch Holding Corp	1,859	18

		5,822	GAMCO Investors Inc	876	40

			Janus Capital Group Inc	200,200	2,735
			Pzena Investment Management Inc	1,568	11

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical - Biomedical/Gene (continued)
(continued)			Arena Pharmaceuticals Inc (a)	9,077 $	46
Westwood Holdings Group Inc	1,048 $	41	Arqule Inc (a)	4,814	29

		6,654	ARYx Therapeutics Inc (a)	3,919	13

Lasers - Systems & Components (0.32%)			Cambrex Corp (a)	6,137	28
Cymer Inc (a)	32,720	1,119	Cell Therapeutics Inc (a)	56,236	83
II-VI Inc (a)	2,280	55	Celldex Therapeutics Inc (a)	2,110	16
Rofin-Sinar Technologies Inc (a)	1,707	37	China-Biotics Inc (a)	1,374	14

		1,211	Cubist Pharmaceuticals Inc (a)	7,234	144

Lighting Products & Systems (0.01%)			Curis Inc (a)	11,995	17
Universal Display Corp (a)	3,436	42	Discovery Laboratories Inc (a)	27,090	13
			Emergent Biosolutions Inc (a)	3,442	49
Linen Supply & Related Items (0.01%)			Enzo Biochem Inc (a)	5,089	26
Unifirst Corp/MA	560	22	Enzon Pharmaceuticals Inc (a)	5,835	47
			Exelixis Inc (a)	14,095	75
Machinery - Construction & Mining (0.79%)			Geron Corp (a)	5,152	41
Bucyrus International Inc	56,430	1,663	Halozyme Therapeutics Inc (a)	8,203	58
Joy Global Inc	37,030	1,377	Harvard Bioscience Inc (a)	4,387	18

		3,040	Human Genome Sciences Inc (a)	155,109	2,218

Machinery - Electrical (0.60%)			Idera Pharmaceuticals Inc (a)	4,686	30
Baldor Electric Co	89,220	2,298	Illumina Inc (a)	38,340	1,386
			Immunogen Inc (a)	69,579	605
Machinery - Farm (0.01%)			Immunomedics Inc (a)	13,296	55
Lindsay Corp	1,351	48	Incyte Corp (a)	83,238	433
			Insmed Inc (a)	23,548	23
Machinery - General Industry (1.22%)			InterMune Inc (a)	39,923	610
Altra Holdings Inc (a)	834	7	Ligand Pharmaceuticals Inc (a)	15,075	43
Chart Industries Inc (a)	3,562	69	Martek Biosciences Corp (a)	1,270	30
IDEX Corp	59,885	1,634	Maxygen Inc (a)	4,805	38
Middleby Corp (a)	59,396	2,904	Medicines Co/The (a)	4,630	38
Robbins & Myers Inc	421	9	Molecular Insight Pharmaceuticals Inc (a)	3,195	20
Tennant Co	2,436	53	Momenta Pharmaceuticals Inc (a)	4,481	49

		4,676	NPS Pharmaceuticals Inc (a)	10,269	40

Machinery - Pumps (0.01%)			OncoGenex Pharmaceutical Inc (a)	754	22
Gorman-Rupp Co/The	1,703	38	OSI Pharmaceuticals Inc (a)	12,040	407
			PDL BioPharma Inc	15,371	127
Machinery Tools & Related Products (0.26%)			Protalix BioTherapeutics Inc (a)	19,962	139
K-Tron International Inc (a)	416	37	Regeneron Pharmaceuticals Inc (a)	30,048	644
Lincoln Electric Holdings Inc	22,310	945	Repligen Corp (a)	5,994	32

		982	RTI Biologics Inc (a)	4,728	21

Marine Services (0.01%)			Seattle Genetics Inc (a)	38,594	465
Great Lakes Dredge & Dock Corp	7,948	46	Sequenom Inc (a)	8,146	47
			SuperGen Inc (a)	7,125	19
Medical - Biomedical/Gene (4.27%)			United Therapeutics Corp (a)	10,260	950

Acorda Therapeutics Inc (a)	92,097	2,326			16,408

Affymax Inc (a)	1,816	35
Alexion Pharmaceuticals Inc (a)	78,690	3,466	Medical - Drugs (1.47%)
Alnylam Pharmaceuticals Inc (a)	4,120	96	Adolor Corp (a)	5,169	9
AMAG Pharmaceuticals Inc (a)	27,517	1,250	Akorn Inc (a)	10,692	14
American Oriental Bioengineering Inc (a)	4,490	27	Ardea Biosciences Inc (a)	1,544	30
			Auxilium Pharmaceuticals Inc (a)	24,182	748

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical - Outpatient & Home Medical Care
Biodel Inc (a)	3,041 $	15	(continued)
Biospecifics Technologies Corp (a)	679	18	Continucare Corp (a)	4,739 $	14
Cadence Pharmaceuticals Inc (a)	2,813	34	Gentiva Health Services Inc (a)	2,295	49
China Sky One Medical Inc (a)	2,307	36	LHC Group Inc (a)	53,246	1,563

Durect Corp (a)	18,289	42			1,889

Infinity Pharmaceuticals Inc (a)	1,546	13	Medical Imaging Systems (0.02%)
KV Pharmaceutical Co (a)	4,554	10	Electro-Optical Sciences Inc (a)	3,323	24
Lannett Co Inc (a)	1,903	17	IRIS International Inc (a)	3,895	40
Medicis Pharmaceutical Corp	1,626	28	Vital Images Inc (a)	2,146	28

Medivation Inc (a)	3,614	89			92

MiddleBrook Pharmaceuticals Inc (a)	8,324	12	Medical Information Systems (1.43%)
Myriad Pharmaceuticals Inc (a)	4,156	20	Allscripts-Misys Healthcare Solutions Inc	43,600	751
Optimer Pharmaceuticals Inc (a)	90,087	1,269	AMICAS Inc (a)	4,990	15
Pain Therapeutics Inc (a)	7,569	33	athenahealth Inc (a)	116,168	4,291
Pharmasset Inc (a)	42,722	657	Computer Programs & Systems Inc	1,237	48
PharMerica Corp (a)	3,875	81	Eclipsys Corp (a)	7,282	133
Rigel Pharmaceuticals Inc (a)	4,199	35	Phase Forward Inc (a)	5,792	82
Salix Pharmaceuticals Ltd (a)	5,509	67	Quality Systems Inc	3,165	174

Santarus Inc (a)	9,767	31			5,494

Savient Pharmaceuticals Inc (a)	138,062	2,152
Sciclone Pharmaceuticals Inc (a)	6,732	24	Medical Instruments (3.12%)
SIGA Technologies Inc (a)	4,882	38	Abaxis Inc (a)	2,765	74
Sucampo Pharmaceuticals Inc (a)	2,399	16	Angiodynamics Inc (a)	1,490	19
Vanda Pharmaceuticals Inc (a)	3,201	49	Bovie Medical Corp (a)	3,207	29
Viropharma Inc (a)	3,201	24	Bruker BioSciences Corp (a)	6,277	63
XenoPort Inc (a)	2,795	57	Conceptus Inc (a)	3,902	66

		5,668	CryoLife Inc (a)	5,533	28

			Delcath Systems Inc (a)	4,271	14
Medical - Generic Drugs (0.02%)			DexCom Inc (a)	5,909	38
Acura Pharmaceuticals Inc (a)	1,993	11	Endologix Inc (a)	8,271	40
Caraco Pharmaceutical Laboratories Ltd (a)	896	3	Genomic Health Inc (a)	67,780	1,143
Impax Laboratories Inc (a)	7,062	53	Integra LifeSciences Holdings Corp (a)	2,414	76

		67	Kensey Nash Corp (a)	1,701	49

Medical - HMO (0.07%)			Micrus Endovascular Corp (a)	3,303	30
AMERIGROUP Corp (a)	6,945	171	Natus Medical Inc (a)	4,289	58
Centene Corp (a)	3,056	59	NuVasive Inc (a)	116,922	4,839
Metropolitan Health Networks Inc (a)	7,611	18	Stereotaxis Inc (a)	5,809	26
Triple-S Management Corp (a)	218	4	SurModics Inc (a)	2,022	45

		252	Symmetry Medical Inc (a)	1,675	14

Medical - Nursing Homes (0.03%)			Thoratec Corp (a)	99,506	2,502
Ensign Group Inc/The	2,344	38	Trans1 Inc (a)	2,635	16
National Healthcare Corp	733	27	Vascular Solutions Inc (a)	3,049	24
Odyssey HealthCare Inc (a)	3,332	39	Volcano Corp (a)	183,185	2,783

		104	Young Innovations Inc	726	18

					11,994

Medical - Outpatient & Home Medical Care (0.49%)
Air Methods Corp (a)	1,402	41	Medical Laboratory & Testing Service (0.03%)
Almost Family Inc (a)	1,507	48	Bio-Reference Labs Inc (a)	1,519	49
Amedisys Inc (a)	3,315	148	Genoptix Inc (a)	2,243	70
America Service Group Inc	1,556	26

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Laboratory & Testing Service			Networking Products (continued)
(continued)			Anixter International Inc (a)	965 $	33
Life Sciences Research Inc (a)	1,900 $	16	Atheros Communications Inc (a)	63,592	1,590

		135	BigBand Networks Inc (a)	7,157	39

Medical Products (0.94%)			Infinera Corp (a)	9,601	65
Accuray Inc (a)	5,245	37	Ixia (a)	6,478	49
American Medical Systems Holdings Inc (a)	9,562	146	Netgear Inc (a)	107,826	1,834
Atrion Corp	317	41	Polycom Inc (a)	4,409	105
ATS Medical Inc (a)	8,930	31	Starent Networks Corp (a)	4,465	107
Cantel Medical Corp (a)	1,949	30	Switch & Data Facilities Co Inc (a)	2,211	31

Cyberonics Inc (a)	3,409	57			4,067

Greatbatch Inc (a)	2,079	46	Office Furnishings - Original (0.08%)
Haemonetics Corp (a)	3,283	194	Herman Miller Inc	7,246	120
Hanger Orthopedic Group Inc (a)	54,968	754	HNI Corp	3,737	83
Invacare Corp	2,563	52	Interface Inc	6,442	45
Luminex Corp (a)	5,160	91	Knoll Inc	6,065	60

NxStage Medical Inc (a)	4,253	24			308

Orthofix International NV (a)	2,240	62
Orthovita Inc (a)	244,147	1,589	Office Supplies & Forms (0.00%)
PSS World Medical Inc (a)	7,590	153	Standard Register Co/The	2,937	10
Rockwell Medical Technologies Inc (a)	2,663	24
			Oil - Field Services (0.84%)
Synovis Life Technologies Inc (a)	2,247	35	Cal Dive International Inc (a)	2,184	20
West Pharmaceutical Services Inc	3,746	137	CARBO Ceramics Inc	2,151	90
Wright Medical Group Inc (a)	4,737	66	Core Laboratories NV	8,680	746
Zoll Medical Corp (a)	2,368	44	Matrix Service Co (a)	1,602	16

		3,613	Oceaneering International Inc (a)	23,720	1,208

Medical Sterilization Products (0.50%)			RPC Inc	3,650	30
STERIS Corp	68,839	1,933	Superior Energy Services Inc (a)	60,290	1,000
			Tetra Technologies Inc (a)	4,987	38
Metal Processors & Fabrication (0.34%)			Willbros Group Inc (a)	5,095	70

Dynamic Materials Corp	2,507	41			3,218

North American Galvanizing & Coating Inc	1,731	9
(a)			Oil & Gas Drilling (0.02%)
RBC Bearings Inc (a)	49,054	1,162	Atlas America Inc	2,045	41
Worthington Industries Inc	7,268	96	Hercules Offshore Inc (a)	1,912	9

		1,308	Pioneer Drilling Co (a)	1,901	9

Miscellaneous Manufacturers (0.01%)					59

China Fire & Security Group Inc (a)	2,704	43	Oil Company - Exploration & Production (2.81%)
			Apco Oil and Gas International Inc	1,930	52
MRI - Medical Diagnostic Imaging (0.02%)			Approach Resources Inc (a)	852	6
Alliance HealthCare Services Inc (a)	5,039	25	Arena Resources Inc (a)	4,931	161
RadNet Inc (a)	5,752	17	ATP Oil & Gas Corp (a)	1,221	10
Virtual Radiologic Corp (a)	1,418	16	BPZ Resources Inc (a)	7,036	51

		58	Cabot Oil & Gas Corp	40,860	1,435

Multilevel Direct Selling (0.03%)			Carrizo Oil & Gas Inc (a)	3,522	67
Nu Skin Enterprises Inc	6,415	116	Concho Resources Inc/Midland TX (a)	27,090	832
			Contango Oil & Gas Co (a)	1,431	66
Networking Products (1.06%)			CREDO Petroleum Corp (a)	1,075	14
3Com Corp (a)	43,281	163	Delta Petroleum Corp (a)	22,146	43
Acme Packet Inc (a)	5,140	51	Endeavour International Corp (a)	21,294	28

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Physical Therapy & Rehabilitation Centers (0.09%)
(continued)			Healthsouth Corp (a)	11,850 $	170
EXCO Resources Inc (a)	274,811 $	3,776	Psychiatric Solutions Inc (a)	4,360	118
McMoRan Exploration Co (a)	7,669	49	RehabCare Group Inc (a)	1,821	44
Northern Oil And Gas Inc (a)	6,311	42	US Physical Therapy Inc (a)	1,144	19

Panhandle Oil and Gas Inc	1,558	39			351

Penn Virginia Corp	110,000	2,113
PrimeEnergy Corp (a)	121	3	Physician Practice Management (0.96%)
Toreador Resources Corp	4,056	28	American Dental Partners Inc (a)	870	11
Vaalco Energy Inc (a)	738	3	Healthways Inc (a)	394	6
Venoco Inc (a)	1,319	12	IPC The Hospitalist Co Inc (a)	50,643	1,410
W&T Offshore Inc	4,028	43	Mednax Inc (a)	49,100	2,276

Warren Resources Inc (a)	6,035	14			3,703

Whiting Petroleum Corp (a)	41,300	1,898	Poultry (0.02%)
Zion Oil & Gas Inc (a)	2,237	21	Sanderson Farms Inc	2,358	96

		10,806

			Power Converter & Supply Equipment (0.04%)
Oil Field Machinery & Equipment (0.43%)			Advanced Energy Industries Inc (a)	2,814	34
Bolt Technology Corp (a)	640	7	Energy Conversion Devices Inc (a)	4,570	65
Complete Production Services Inc (a)	168,020	1,388	Powell Industries Inc (a)	1,070	38
Dril-Quip Inc (a)	3,680	156	Vicor Corp	1,455	12

Gulf Island Fabrication Inc	142	2			149

Lufkin Industries Inc	1,629	74
NATCO Group Inc (a)	799	29	Precious Metals (0.00%)
Natural Gas Services Group Inc (a)	252	3	Paramount Gold and Silver Corp (a)	9,988	13

		1,659

			Printing - Commercial (0.65%)
Oil Refining & Marketing (0.01%)			Cenveo Inc (a)	10,222	49
Alon USA Energy Inc	160	2	Multi-Color Corp	1,957	31
CVR Energy Inc (a)	350	3	Valassis Communications Inc (a)	4,647	53
Sulphco Inc (a)	16,317	18	VistaPrint Ltd (a)	57,613	2,376

		23			2,509

Paper & Related Products (0.02%)			Private Corrections (0.02%)
Boise Inc (a)	2,974	7	Geo Group Inc/The (a)	4,642	84
Orchids Paper Products Co (a)	914	21
Wausau Paper Corp	3,256	31	Property & Casualty Insurance (0.36%)

		59	American Safety Insurance Holdings Ltd (a)	191	3

Pastoral & Agricultural (0.01%)			Amtrust Financial Services Inc	671	8
AgFeed Industries Inc (a)	5,820	35	First Mercury Financial Corp	1,387	20
			Hallmark Financial Services (a)	228	2
Patient Monitoring Equipment (0.34%)			RLI Corp	974	48
CardioNet Inc (a)	4,633	33	Safety Insurance Group Inc	335	11
Masimo Corp (a)	50,946	1,245	Tower Group Inc	51,943	1,297

Somanetics Corp (a)	2,624	37			1,389

		1,315	Protection - Safety (0.01%)

Pharmacy Services (0.04%)			Landauer Inc	727	49
BioScrip Inc (a)	4,728	28
Catalyst Health Solutions Inc (a)	4,543	117	Publishing - Newspapers (0.01%)
Clarient Inc (a)	5,633	23	Dolan Media Co (a)	3,889	53

		168	Publishing - Periodicals (0.00%)

			Primedia Inc	274	-

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Publishing - Periodicals (continued)			Respiratory Products (0.36%)
Value Line Inc	276 $	9	ResMed Inc (a)	33,660 $	1,380

		9

			Retail - Apparel & Shoe (2.39%)
Recreational Vehicles (0.04%)			Aeropostale Inc (a)	67,100	2,443
Polaris Industries Inc	3,905	148	American Eagle Outfitters Inc	101,430	1,460
REITS - Apartments (0.02%)			Buckle Inc/The	2,954	91
Mid-America Apartment Communities Inc	1,816	72	Cato Corp/The	3,512	70
			Chico's FAS Inc (a)	115,700	1,327
REITS - Diversified (0.04%)			Childrens Place Retail Stores Inc/The (a)	2,981	98
Investors Real Estate Trust	741	7	Collective Brands Inc (a)	3,564	57
Potlatch Corp	2,364	70	Destination Maternity Corp (a)	888	20
PS Business Parks Inc	1,014	52	Dress Barn Inc (a)	2,444	38
Washington Real Estate Investment Trust	1,334	34	Finish Line Inc/The	4,983	43

		163	Gymboree Corp (a)	2,871	114

REITS - Healthcare (0.02%)			HOT Topic Inc (a)	5,575	43
LTC Properties Inc	523	13	J Crew Group Inc (a)	111,830	3,149
National Health Investors Inc	279	9	JOS A Bank Clothiers Inc (a)	2,143	78
Omega Healthcare Investors Inc	1,957	33	Lululemon Athletica Inc (a)	4,649	82
Universal Health Realty Income Trust	1,211	41	Men's Wearhouse Inc	550	12

		96	Stein Mart Inc (a)	2,738	30

			Wet Seal Inc/The (a)	12,862	43

REITS - Manufactured Homes (0.02%)					9,198

Equity Lifestyle Properties Inc	1,702	71
			Retail - Appliances (0.76%)
REITS - Shopping Centers (0.03%)			hhgregg Inc (a)	159,697	2,930
Acadia Realty Trust	1,918	27
Tanger Factory Outlet Centers	2,539	90	Retail - Automobile (0.01%)

		117	America's Car-Mart Inc (a)	1,248	27

REITS - Single Tenant (0.02%)			Retail - Building Products (0.30%)
Alexander's Inc	150	41	Lumber Liquidators Inc (a)	69,676	1,144
Getty Realty Corp	1,424	32

		73	Retail - Catalog Shopping (0.01%)

			Coldwater Creek Inc (a)	4,602	34
REITS - Warehouse & Industrial (0.02%)
EastGroup Properties Inc	2,040	71	Retail - Computer Equipment (0.00%)
			PC Mall Inc (a)	578	5
Rental - Auto & Equipment (0.03%)
Avis Budget Group Inc (a)	7,698	66	Retail - Convenience Store (0.03%)
Mcgrath Rentcorp	695	13	Casey's General Stores Inc	3,552	97
RSC Holdings Inc (a)	5,721	45	Pantry Inc/The (a)	560	10

		124	Susser Holdings Corp (a)	249	3

Research & Development (0.03%)					110

Kendle International Inc (a)	660	8	Retail - Discount (1.04%)
Parexel International Corp (a)	7,474	115	99 Cents Only Stores (a)	5,272	77

		123	Citi Trends Inc (a)	77,517	2,264

Resorts & Theme Parks (0.16%)			Dollar Tree Inc (a)	34,020	1,569
Great Wolf Resorts Inc (a)	228,670	617	Fred's Inc	2,537	34
			HSN Inc (a)	4,825	49

					3,993

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Fabric Store (0.01%)			Retail - Restaurants (continued)
Jo-Ann Stores Inc (a)	2,008 $	47	Texas Roadhouse Inc (a)	184,307 $	2,051

					6,175

Retail - Gardening Products (0.06%)
Tractor Supply Co (a)	4,539	218	Retail - Sporting Goods (0.71%)
			Big 5 Sporting Goods Corp	2,809	36
Retail - Home Furnishings (0.01%)			Dick's Sporting Goods Inc (a)	80,910	1,606
Kirkland's Inc (a)	2,338	32	Hibbett Sports Inc (a)	59,894	1,103

					2,745

Retail - Jewelry (0.01%)			Rubber - Tires (0.02%)
Fuqi International Inc (a)	1,663	40	Cooper Tire & Rubber Co	6,114	90

Retail - Miscellaneous/Diversified (0.01%)			Satellite Telecommunications (0.03%)
Pricesmart Inc	3,111	51	DigitalGlobe Inc (a)	1,661	30
Retail - Office Supplies (0.02%)			GeoEye Inc (a)	1,916	47
OfficeMax Inc	6,522	61	Hughes Communications Inc (a)	1,677	44

					121

Retail - Pawn Shops (0.03%)			Savings & Loans - Thrifts (0.23%)
Ezcorp Inc (a)	5,597	71	Brookline Bancorp Inc	3,120	36
First Cash Financial Services Inc (a)	2,878	54	Brooklyn Federal Bancorp Inc	323	4

		125	Cheviot Financial Corp	138	1

Retail - Perfume & Cosmetics (0.24%)			Clifton Savings Bancorp Inc	222	3
Sally Beauty Holdings Inc (a)	4,809	34	First Niagara Financial Group Inc	60,100	790
Ulta Salon Cosmetics & Fragrance Inc (a)	77,962	883	Heritage Financial Group	93	1

		917	Kentucky First Federal Bancorp	100	1

Retail - Pet Food & Supplies (0.01%)			Prudential Bancorp Inc of Pennsylvania	705	9
PetMed Express Inc	2,972	55	Roma Financial Corp	785	10
			United Financial Bancorp Inc	571	8
Retail - Petroleum Products (0.04%)			ViewPoint Financial Group	2,133	28

World Fuel Services Corp	3,804	167			891

			Schools (2.14%)
Retail - Restaurants (1.61%)			American Public Education Inc (a)	33,490	1,185
AFC Enterprises Inc (a)	514	4
			Bridgepoint Education Inc (a)	2,612	47
BJ's Restaurants Inc (a)	2,361	38
			Capella Education Co (a)	1,812	117
Buffalo Wild Wings Inc (a)	2,287	92
			ChinaCast Education Corp (a)	5,535	33
California Pizza Kitchen Inc (a)	2,455	41
			Corinthian Colleges Inc (a)	215,834	3,332
Carrols Restaurant Group Inc (a)	2,123	14
			Grand Canyon Education Inc (a)	1,976	35
CEC Entertainment Inc (a)	2,941	86
			K12 Inc (a)	85,534	1,605
Cheesecake Factory Inc/The (a)	7,814	151
			Learning Tree International Inc (a)	1,663	18
Chipotle Mexican Grill Inc (a)	24,900	2,336
			Lincoln Educational Services Corp (a)	1,976	40
CKE Restaurants Inc	5,581	49
			Strayer Education Inc	8,390	1,782
Cracker Barrel Old Country Store Inc	2,116	61
			Universal Technical Institute Inc (a)	2,421	38

Denny's Corp (a)	21,065	49
					8,232

DineEquity Inc	2,135	53
Domino's Pizza Inc (a)	731	6	Seismic Data Collection (0.00%)
Einstein Noah Restaurant Group Inc (a)	877	9	Geokinetics Inc (a)	757	11
Jack in the Box Inc (a)	7,203	152	ION Geophysical Corp (a)	1,466	4

Papa John's International Inc (a)	2,232	57			15

PF Chang's China Bistro Inc (a)	2,938	100	Semiconductor Component - Integrated Circuits (0.55%)
Red Robin Gourmet Burgers Inc (a)	39,900	747	Cirrus Logic Inc (a)	8,944	48
Sonic Corp (a)	7,149	79

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated			Telecommunication Equipment - Fiber Optics (0.29%)
Circuits (continued)			Ciena Corp (a)	87,260 $	974
Emulex Corp (a)	11,164 $	102	Harmonic Inc (a)	10,116	70
Hittite Microwave Corp (a)	33,419	1,174	IPG Photonics Corp (a)	3,177	34
Intellon Corp (a)	119,929	552	Oplink Communications Inc (a)	3,115	40

Micrel Inc	3,955	31			1,118

Power Integrations Inc	2,751	80
Sigma Designs Inc (a)	2,702	44	Telecommunication Services (0.26%)
Techwell Inc (a)	3,147	30	Cbeyond Inc (a)	33,805	474
TriQuint Semiconductor Inc (a)	9,316	67	Consolidated Communications Holdings Inc	2,584	33

		2,128	Fibernet Telecom Group Inc (a)	1,106	13

			Iowa Telecommunications Services Inc	1,046	13
Semiconductor Equipment (1.47%)			MasTec Inc (a)	5,073	52
Aixtron AG ADR	53,000	879	Neutral Tandem Inc (a)	4,437	138
Formfactor Inc (a)	74,466	1,716	NTELOS Holdings Corp	3,960	61
Kulicke & Soffa Industries Inc (a)	8,111	48	PAETEC Holding Corp (a)	14,358	42
Semitool Inc (a)	902	5	Premiere Global Services Inc (a)	6,290	60
Teradyne Inc (a)	165,420	1,303	SAVVIS Inc (a)	4,283	62
Tessera Technologies Inc (a)	6,513	183	USA Mobility Inc	2,845	38

Ultratech Inc (a)	3,245	39			986

Veeco Instruments Inc (a)	44,941	847
Verigy Ltd (a)	46,260	615	Telephone - Integrated (0.05%)

		5,635	Alaska Communications Systems Group Inc	5,164	38

			Cincinnati Bell Inc (a)	8,011	25
Silver Mining (0.32%)			General Communication Inc (a)	4,803	33
Pan American Silver Corp (a)	61,600	1,214	HickoryTech Corp	2,457	21
Software Tools (0.24%)			Shenandoah Telecommunications Co	3,044	62

ArcSight Inc (a)	48,084	912			179

			Textile - Apparel (0.01%)
Steel - Producers (0.41%)			Cherokee Inc	1,745	35
AK Steel Holding Corp	79,300	1,560
			Theaters (0.51%)
Steel Pipe & Tube (0.34%)			Cinemark Holdings Inc	3,552	39
Furmanite Corp (a)	5,459	25	National CineMedia Inc	130,322	1,917

Valmont Industries Inc	17,880	1,284			1,956

		1,309

			Therapeutics (1.23%)
Superconductor Production & Systems (0.04%)			Allos Therapeutics Inc (a)	281,620	2,273
American Superconductor Corp (a)	4,831	155	AVI BioPharma Inc (a)	14,492	33
			Cornerstone Therapeutics Inc (a)	1,226	11
Telecommunication Equipment (0.18%)			Cypress Bioscience Inc (a)	4,317	38
ADC Telecommunications Inc (a)	4,028	29
			Hemispherx Biopharma Inc (a)	14,055	30
Adtran Inc	4,916	119
			Inspire Pharmaceuticals Inc (a)	8,501	41
Applied Signal Technology Inc	1,735	43
			Isis Pharmaceuticals Inc (a)	11,956	219
Arris Group Inc (a)	12,421	151
			ISTA Pharmaceuticals Inc (a)	6,258	31
Comtech Telecommunications Corp (a)	3,067	98
			MannKind Corp (a)	6,707	54
CPI International Inc (a)	446	4
			Medarex Inc (a)	14,700	233
Plantronics Inc	5,605	133
			Nabi Biopharmaceuticals (a)	8,126	21
Preformed Line Products Co	435	15
			Neurocrine Biosciences Inc (a)	8,448	27
ShoreTel Inc (a)	5,056	44
			Onyx Pharmaceuticals Inc (a)	41,587	1,494
Tekelec (a)	2,979	55

			Questcor Pharmaceuticals Inc (a)	7,270	43
		691

			Spectrum Pharmaceuticals Inc (a)	6,169	41

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Therapeutics (continued)			Ultra Sound Imaging Systems (0.01%)
Theravance Inc (a)	6,094 $	92	SonoSite Inc (a)	2,255 $	53
Vivus Inc (a)	8,932	66

		4,747	Veterinary Diagnostics (0.01%)

			Neogen Corp (a)	1,720	50
Tobacco (0.03%)
Alliance One International Inc (a)	8,690	36	Vitamins & Nutrition Products (0.01%)
Universal Corp/VA	392	15	Schiff Nutrition International Inc (a)	330	2
Vector Group Ltd	4,827	72	USANA Health Sciences Inc (a)	1,265	42

		123			44

Transactional Software (0.75%)			Water (0.01%)
ACI Worldwide Inc (a)	4,006	60	California Water Service Group	311	12
Longtop Financial Technologies Ltd ADR (a)	29,352	820	Connecticut Water Service Inc	113	2
Solera Holdings Inc	70,651	1,903	Consolidated Water Co Inc	1,051	19
Synchronoss Technologies Inc (a)	3,408	41	York Water Co	828	14

VeriFone Holdings Inc (a)	8,154	73			47

		2,897

			Water Treatment Systems (0.32%)
Transport - Air Freight (0.01%)			Duoyuan Global Water Inc ADR (a)	40,040	1,199
Air Transport Services Group Inc (a)	6,419	21	Energy Recovery Inc (a)	6,571	46

					1,245

Transport - Marine (0.45%)
Golar LNG Ltd (a)	4,230	41	Web Hosting & Design (0.06%)
Gulfmark Offshore Inc (a)	1,508	48	NIC Inc	6,939	53
Kirby Corp (a)	42,320	1,566	Rackspace Hosting Inc (a)	8,832	124
Ship Finance International Ltd	3,398	42	Terremark Worldwide Inc (a)	7,215	45

Teekay Tankers Ltd	2,121	21			222

		1,718	Web Portals (0.01%)

Transport - Rail (0.22%)			Earthlink Inc	2,840	24
Genesee & Wyoming Inc (a)	31,238	853
			Wireless Equipment (2.00%)
Transport - Services (0.03%)			Airvana Inc (a)	2,952	18
Dynamex Inc (a)	1,441	23	Aruba Networks Inc (a)	176,879	1,571
HUB Group Inc (a)	2,322	50	EMS Technologies Inc (a)	1,430	31
PHI Inc (a)	1,522	33	InterDigital Inc (a)	5,745	170

		106	Novatel Wireless Inc (a)	3,410	32

			RF Micro Devices Inc (a)	28,793	150
Transport - Truck (1.21%)			SBA Communications Corp (a)	216,010	5,636
Con-way Inc	34,700	1,580	Viasat Inc (a)	2,952	80

Forward Air Corp	1,567	36			7,688

Heartland Express Inc	4,274	66
Knight Transportation Inc	72,039	1,307	Wound, Burn & Skin Care (0.01%)
Marten Transport Ltd (a)	2,053	36	Obagi Medical Products Inc (a)	3,723	28

Old Dominion Freight Line Inc (a)	44,700	1,593	TOTAL COMMON STOCKS	$ 350,397

USA Truck Inc (a)	1,030	15

		4,633

Travel Services (0.03%)
Ambassadors Group Inc	2,413	37
Interval Leisure Group Inc (a)	4,819	51
Universal Travel Group (a)	1,689	24

		112

Schedule of Investments
SmallCap Growth Fund I
July 31, 2009 (unaudited)

				Portfolio Summary (unaudited)

	Principal
			Sector			Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical			23.83%

			Technology			21.07%
REPURCHASE AGREEMENTS (8.71%)			Financial			14.69%
Diversified Banking Institutions (8.71%)			Consumer, Cyclical			13.63%
Investment in Joint Trading Account; Bank			Industrial			10.59%
of America Repurchase Agreement; 0.16%			Communications			9.14%
dated 07/31/09 maturing 08/03/09			Energy			4.16%
(collateralized by Sovereign Agency			Basic Materials			1.92%
Issues; $8,534,000; 0.00% - 6.08%; dated			Utilities			0.85%
11/16/09 - 08/17/16)	$ 8,367 $	8,367	Diversified			0.01%
			Other Assets in Excess of Liabilities, Net			0.11%

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%			TOTAL NET ASSETS			100.00%

dated 07/31/09 maturing 08/03/09				Other Assets Summary (unaudited)

(collateralized by US Treasury Notes;
$8,534,000; 0.875% - 5.125%; dated			Asset Type			Percent

12/31/10 - 05/15/16)	8,367	8,367	Futures			8.84%
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $8,534,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	8,367	8,367
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$8,534,000; 1.625%; dated 04/26/2011)	8,367	8,367

		33,468

TOTAL REPURCHASE AGREEMENTS	$ 33,468

Total Investments	$ 383,865
Other Assets in Excess of Liabilities, Net - 0.11%		440

TOTAL NET ASSETS - 100.00%	$ 384,305

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 56,027
Unrealized Depreciation		(14,499)

Net Unrealized Appreciation (Depreciation)		41,528
Cost for federal income tax purposes		342,337
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009		Buy	616	$ 31,323 $	33,954 $	2,631
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.22%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	13,834 $	141	Under Armour Inc (a)	5,329 $	129

					1,413

Advertising Services (0.01%)
inVentiv Health Inc (a)	2,932	45	Applications Software (1.49%)
			Actuate Corp (a)	12,037	63
Aerospace & Defense (0.09%)			American Reprographics Co (a)	5,402	47
Aerovironment Inc (a)	1,834	52	China Information Security Technology Inc	6,449	24
Cubic Corp	2,565	100	(a)
Esterline Technologies Corp (a)	1,603	46	Deltek Inc (a)	3,322	21
National Presto Industries Inc	761	61	Ebix Inc (a)	71,041	2,947
Teledyne Technologies Inc (a)	2,013	66	EPIQ Systems Inc (a)	76,547	1,229

		325	Nuance Communications Inc (a)	62,110	820

			OpenTV Corp (a)	8,993	12
Aerospace & Defense Equipment (0.38%)			Progress Software Corp (a)	5,717	129
AAR Corp (a)	863	16	Quest Software Inc (a)	1,782	26

Argon ST Inc (a)	3,059	58			5,318

Astronics Corp (a)	1,809	20
Ducommun Inc	51,034	882	Auction House & Art Dealer (0.04%)
GenCorp Inc (a)	14,461	38	Sotheby's	8,952	135
Heico Corp	3,421	126	Audio & Video Products (0.09%)
Kaman Corp	3,226	62	DTS Inc/CA (a)	2,464	68
LMI Aerospace Inc (a)	1,120	10	TiVo Inc (a)	18,203	187
Orbital Sciences Corp (a)	9,444	128	Universal Electronics Inc (a)	2,480	52

		1,340			307

Agricultural Chemicals (0.01%)			Auto - Medium & Heavy Duty Trucks (0.02%)
China Green Agriculture Inc (a)	1,936	23	Force Protection Inc (a)	11,784	61

Agricultural Operations (0.02%)			Auto Repair Centers (0.02%)
Cadiz Inc (a)	3,053	35	Monro Muffler Inc	2,567	68
Tejon Ranch Co (a)	1,545	41

		76	Auto/Truck Parts & Equipment - Original (0.87%)

Air Pollution Control Equipment (0.01%)			Fuel Systems Solutions Inc (a)	1,824	46
Met-Pro Corp	3,104	33	Westport Innovations Inc (a)	41,486	371
			Wonder Auto Technology Inc (a)	237,162	2,663

Airlines (0.54%)					3,080

Airtran Holdings Inc (a)	230,107	1,666	Auto/Truck Parts & Equipment - Replacement (0.02%)
Allegiant Travel Co (a)	2,568	111	ATC Technology Corp/IL (a)	3,618	76
Hawaiian Holdings Inc (a)	8,150	52	Dorman Products Inc (a)	481	8

Republic Airways Holdings Inc (a)	1,867	10			84

UAL Corp (a)	20,940	86

		1,925	B2B - E-Commerce (0.01%)

			i2 Technologies Inc (a)	3,355	45
Alternative Waste Tech (0.76%)
Calgon Carbon Corp (a)	158,061	2,003	Batteries & Battery Systems (0.03%)
Darling International Inc (a)	97,624	689	Advanced Battery Technologies Inc (a)	12,701	55

		2,692	Ener1 Inc (a)	7,442	47

Apparel Manufacturers (0.40%)					102

Carter's Inc (a)	6,792	193	Beverages - Non-Alcoholic (0.02%)
Maidenform Brands Inc (a)	72,556	1,004	Coca-Cola Bottling Co Consolidated	1,028	58
True Religion Apparel Inc (a)	3,907	87

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (continued)			Cellular Telecommunications (continued)
National Beverage Corp (a)	1,451 $	16	Virgin Mobile USA Inc (a)	4,026 $	20

		74			298

Brewery (0.01%)			Chemicals - Specialty (0.34%)
Boston Beer Co Inc (a)	1,263	39	Arch Chemicals Inc	28,566	758
			Balchem Corp	2,980	83
Broadcasting Services & Programming (0.58%)			Hawkins Inc	1,947	36
Acacia Research - Acacia Technologies (a)	4,375	34	NewMarket Corp	1,596	121
CKX Inc (a)	9,101	66	Omnova Solutions Inc (a)	10,349	58
DG FastChannel Inc (a)	56,868	1,194	Stepan Co	1,093	49
Outdoor Channel Holdings Inc (a)	100,145	759	WR Grace & Co (a)	3,050	51

		2,053	Zep Inc	3,303	53

Building - Heavy Construction (0.04%)					1,209

Granite Construction Inc	1,241	42	Circuit Boards (0.03%)
Orion Marine Group Inc (a)	3,730	83	Multi-Fineline Electronix Inc (a)	2,536	58
Sterling Construction Co Inc (a)	297	5	Park Electrochemical Corp	2,184	51

		130			109

Building - Maintenance & Service (0.05%)			Coal (0.02%)
ABM Industries Inc	2,696	57	James River Coal Co (a)	4,485	84
Rollins Inc	7,419	136	Westmoreland Coal Co (a)	541	4

		193			88

Building & Construction - Miscellaneous (0.47%)			Coffee (0.01%)
Layne Christensen Co (a)	39,663	941	Peet's Coffee & Tea Inc (a)	1,875	51
MYR Group Inc/Delaware (a)	40,430	729

		1,670	Commercial Banks (2.66%)

Building & Construction Products -			Ames National Corp	855	22
Miscellaneous (0.06%)			Arrow Financial Corp	1,502	42
Broadwind Energy Inc (a)	4,313	46	Bank of Marin Bancorp	956	31
Quanex Building Products Corp	3,213	38	Bank of the Ozarks Inc	225	6
Simpson Manufacturing Co Inc	4,332	123	Bridge Bancorp Inc	1,205	34

		207	Bryn Mawr Bank Corp	327	6

Building Products - Air & Heating (0.01%)			Cardinal Financial Corp	3,670	29
AAON Inc	2,104	41	Cass Information Systems Inc	1,457	50
			Cathay General Bancorp	5,580	51
Building Products - Doors & Windows (0.00%)			City Holding Co	380	12
Apogee Enterprises Inc	553	8	CNB Financial Corp/PA	966	17
			First Financial Bankshares Inc	1,768	93
Cable/Satellite TV (0.00%)			Hancock Holding Co	860	35
LodgeNet Interactive Corp (a)	3,257	15	Iberiabank Corp	14,358	673
			Metro Bancorp Inc (a)	290	5
Casino Hotels (0.02%)
			Orrstown Financial Services Inc	571	21
Ameristar Casinos Inc	3,669	69
			Park National Corp	168	11
Casino Services (0.23%)			Peapack Gladstone Financial Corp	19	-
Bally Technologies Inc (a)	8,841	320	Penns Woods Bancorp Inc	623	21
Shuffle Master Inc (a)	70,081	505	PrivateBancorp Inc	97,204	2,414

		825	Prosperity Bancshares Inc	55,475	1,859

			Republic Bancorp Inc/KY	239	6
Cellular Telecommunications (0.08%)			Signature Bank/New York NY (a)	26,997	796
Centennial Communications Corp (a)	14,063	108	Southside Bancshares Inc	776	18
Syniverse Holdings Inc (a)	9,737	170

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Communications Software (continued)
Suffolk Bancorp	1,743 $	51	SolarWinds Inc (a)	2,864 $	57

SY Bancorp Inc	1,220	30			211

Texas Capital Bancshares Inc (a)	86,532	1,437	Computer Aided Design (0.84%)
Tompkins Financial Corp	820	37	ANSYS Inc (a)	87,923	2,749
Trustco Bank Corp NY	7,903	50	Parametric Technology Corp (a)	19,608	253

Westamerica Bancorporation	2,625	137			3,002

Western Alliance Bancorp (a)	213,482	1,479
Wilshire Bancorp Inc	317	2	Computer Services (0.18%)

		9,475	3PAR Inc (a)	3,855	37

			CACI International Inc (a)	883	41
Commercial Services (0.55%)			Computer Task Group Inc (a)	2,268	15
Arbitron Inc	3,800	62	iGate Corp	25,750	187
CoStar Group Inc (a)	2,764	102	Insight Enterprises Inc (a)	1,557	16
DynCorp International Inc (a)	883	18	Manhattan Associates Inc (a)	3,939	73
Healthcare Services Group Inc	7,408	138	Perot Systems Corp (a)	2,960	47
HMS Holdings Corp (a)	32,161	1,235	SYKES Enterprises Inc (a)	5,739	114
ICT Group Inc (a)	2,147	22	Syntel Inc	2,039	81
Medifast Inc (a)	3,062	46	Unisys Corp (a)	5,272	9
National Research Corp	443	11	Virtusa Corp (a)	2,623	24

Pre-Paid Legal Services Inc	1,171	57			644

Providence Service Corp/The (a)	2,761	29
Standard Parking Corp (a)	382	6	Computer Software (0.10%)
Steiner Leisure Ltd (a)	1,939	62	Accelrys Inc (a)	7,444	45
Team Inc (a)	2,668	39	Blackbaud Inc	7,357	137
TeleTech Holdings Inc (a)	5,121	86	Double-Take Software Inc (a)	4,208	37
Ticketmaster Entertainment Inc (a)	6,086	49	Omniture Inc (a)	9,454	129

		1,962			348

Commercial Services - Finance (0.58%)			Computers (0.07%)
Advance America Cash Advance Centers Inc	10,756	59	Palm Inc (a)	16,894	266
Asset Acceptance Capital Corp (a)	1,691	13	Computers - Integrated Systems (2.48%)
Bankrate Inc (a)	2,099	60	Brocade Communications Systems Inc (a)	275,460	2,165
CBIZ Inc (a)	7,321	48	Cray Inc (a)	6,413	52
Coinstar Inc (a)	31,890	1,060	Jack Henry & Associates Inc	13,905	298
Deluxe Corp	4,807	75	Maxwell Technologies Inc (a)	3,242	46
Dollar Financial Corp (a)	3,347	53	Micros Systems Inc (a)	131,593	3,604
Euronet Worldwide Inc (a)	7,088	149	MTS Systems Corp	468	11
Global Cash Access Holdings Inc (a)	6,261	56	NCI Inc (a)	42,254	1,339
Heartland Payment Systems Inc	5,916	63	Netscout Systems Inc (a)	5,444	54
Net 1 UEPS Technologies Inc (a)	6,006	101	Radiant Systems Inc (a)	3,934	40
Riskmetrics Group Inc (a)	3,046	56	Radisys Corp (a)	5,892	47
TNS Inc (a)	3,611	83	Riverbed Technology Inc (a)	52,106	1,043
Wright Express Corp (a)	6,215	176	Stratasys Inc (a)	5,731	90

		2,052	Super Micro Computer Inc (a)	4,253	34

Communications Software (0.06%)					8,823

Digi International Inc (a)	2,343	24	Computers - Memory Devices (0.07%)
DivX Inc (a)	5,792	34	Imation Corp	769	7
Seachange International Inc (a)	4,431	41	Netezza Corp (a)	7,906	71
Smith Micro Software Inc (a)	4,843	55	Quantum Corp (a)	52,245	48

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (continued)			Data Processing & Management (continued)
STEC Inc (a)	3,594 $	123	Pegasystems Inc	2,329 $	66

		249			736

Computers - Peripheral Equipment (0.33%)			Decision Support Software (0.63%)
Compellent Technologies Inc (a)	65,446	1,040	DemandTec Inc (a)	5,414	48
Synaptics Inc (a)	5,691	136	Interactive Intelligence Inc (a)	126,397	2,043

		1,176	SPSS Inc (a)	3,018	149

Consulting Services (0.31%)					2,240

Advisory Board Co/The (a)	2,592	66	Dental Supplies & Equipment (0.05%)
Corporate Executive Board Co	5,622	106	Align Technology Inc (a)	9,504	104
CRA International Inc (a)	2,265	61	Sirona Dental Systems Inc (a)	2,611	68

Forrester Research Inc (a)	2,206	50			172

Gartner Inc (a)	9,904	169	Diagnostic Equipment (0.27%)
Hackett Group Inc/The (a)	4,985	15	Affymetrix Inc (a)	24,034	212
Huron Consulting Group Inc (a)	3,626	161	Cepheid Inc (a)	50,662	536
ICF International Inc (a)	2,142	55	Hansen Medical Inc (a)	5,557	23
MAXIMUS Inc	2,300	98	Immucor Inc (a)	11,295	188

Navigant Consulting Inc (a)	8,234	98			959

Watson Wyatt Worldwide Inc	5,880	220

		1,099	Diagnostic Kits (0.33%)

			Meridian Bioscience Inc	6,518	144
Consumer Products - Miscellaneous (1.40%)			OraSure Technologies Inc (a)	11,938	34
Helen of Troy Ltd (a)	72,367	1,574	Quidel Corp (a)	67,591	1,009

Jarden Corp (a)	81,899	2,019			1,187

Tupperware Brands Corp	39,393	1,342
WD-40 Co	1,817	55	Direct Marketing (0.23%)

		4,990	APAC Customer Services Inc (a)	167,501	834

Containers - Metal & Glass (0.45%)			Disposable Medical Products (0.07%)
Bway Holding Co (a)	200	3	ICU Medical Inc (a)	2,005	78
Greif Inc	29,012	1,489	Medical Action Industries Inc (a)	3,097	39
Silgan Holdings Inc	2,263	114	Merit Medical Systems Inc (a)	4,470	82

		1,606	Rochester Medical Corp (a)	2,364	30

Containers - Paper & Plastic (0.59%)			Utah Medical Products Inc	758	22

AEP Industries Inc (a)	1,358	43			251

Rock-Tenn Co	45,675	2,054	Distribution & Wholesale (1.29%)

		2,097	Beacon Roofing Supply Inc (a)	6,070	102

Cosmetics & Toiletries (0.08%)			BMP Sunstone Corp (a)	7,792	39
Bare Escentuals Inc (a)	10,062	89	Brightpoint Inc (a)	8,342	49
Chattem Inc (a)	3,028	190	Core-Mark Holding Co Inc (a)	720	19
Inter Parfums Inc	685	7	FGX International Holdings Ltd (a)	79,614	1,052

		286	Fossil Inc (a)	7,418	195

			Houston Wire & Cable Co	2,085	22
Data Processing & Management (0.21%)			MWI Veterinary Supply Inc (a)	29,629	1,137
Acxiom Corp	9,328	90	Owens & Minor Inc	35,405	1,568
CommVault Systems Inc (a)	6,989	122	Pool Corp	4,026	95
CSG Systems International Inc (a)	3,553	59	Rentrak Corp (a)	2,229	41
FalconStor Software Inc (a)	63,940	342	Scansource Inc (a)	407	12
infoGROUP Inc	4,929	30	School Specialty Inc (a)	1,681	38
Innodata Isogen Inc (a)	5,058	27	Titan Machinery Inc (a)	2,954	37

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			Educational Software (continued)
Watsco Inc	3,147 $	165	PLATO Learning Inc (a)	138,870 $	601

		4,571	Renaissance Learning Inc	1,707	17

Diversified Manufacturing Operations (0.63%)			Rosetta Stone Inc (a)	1,477	45
Actuant Corp	4,460	57	SkillSoft PLC ADR (a)	201,926	1,729

Acuity Brands Inc	5,433	160			6,030

Ameron International Corp	10,703	798	Electric - Distribution (0.01%)
AZZ Inc (a)	1,982	77	EnerNOC Inc (a)	1,708	52
Blount International Inc (a)	3,274	30
ESCO Technologies Inc (a)	3,677	151	Electric - Integrated (0.01%)
GenTek Inc (a)	273	6	Pike Electric Corp (a)	1,952	21
GP Strategies Corp (a)	2,322	16
			Electric - Transmission (0.23%)
Koppers Holdings Inc	23,675	661
			ITC Holdings Corp	17,010	811
LSB Industries Inc (a)	2,877	51
Matthews International Corp	4,722	148	Electric Products - Miscellaneous (0.05%)
Raven Industries Inc	2,705	78	GrafTech International Ltd (a)	7,800	107

		2,233	Graham Corp	1,925	26

Diversified Minerals (0.00%)			Harbin Electric Inc (a)	2,834	45

United States Lime & Minerals Inc (a)	376	15			178

			Electronic Components - Miscellaneous (0.08%)
Diversified Operations (0.00%)			Benchmark Electronics Inc (a)	1,997	32
Primoris Services Corp	1,924	15
			CTS Corp	462	4
Diversified Operations & Commercial Services (0.05%)			Daktronics Inc	7,532	63
Chemed Corp	3,555	157	LaBarge Inc (a)	2,546	27
Viad Corp	570	10	Methode Electronics Inc	1,053	8

		167	OSI Systems Inc (a)	2,988	59

			Plexus Corp (a)	2,274	58
Drug Delivery Systems (0.10%)			Rogers Corp (a)	835	21

Alkermes Inc (a)	15,641	161			272

BioDelivery Sciences International Inc (a)	2,225	13
Depomed Inc (a)	12,386	47	Electronic Components - Semiconductors (3.58%)
I-Flow Corp (a)	2,417	18	Actel Corp (a)	2,158	24
Matrixx Initiatives Inc (a)	2,232	13	Advanced Analogic Technologies Inc (a)	153,094	738
Nektar Therapeutics (a)	14,775	105	Amkor Technology Inc (a)	17,570	110
Noven Pharmaceuticals Inc (a)	660	11	Applied Micro Circuits Corp (a)	10,910	94

		368	Cavium Networks Inc (a)	102,060	1,926

			Ceva Inc (a)	4,429	39
E-Commerce - Products (0.09%)			Diodes Inc (a)	27,911	515
Blue Nile Inc (a)	2,038	94	IXYS Corp	5,286	41
MercadoLibre Inc (a)	4,062	117	Kopin Corp (a)	11,938	47
NutriSystem Inc	4,863	69	Lattice Semiconductor Corp (a)	2,657	6
Shutterfly Inc (a)	830	14	Microsemi Corp (a)	197,259	2,693
Stamps.com Inc (a)	2,886	25	Microtune Inc (a)	9,331	19

		319	MIPS Technologies Inc (a)	11,322	40

E-Commerce - Services (0.02%)			Monolithic Power Systems Inc (a)	49,058	1,089
Internet Brands Inc (a)	3,847	29	Netlogic Microsystems Inc (a)	45,278	1,799
Move Inc (a)	21,856	58	Rovi Corp (a)	77,063	2,016

		87	Semtech Corp (a)	10,334	190

Educational Software (1.69%)			Skyworks Solutions Inc (a)	97,429	1,177
Blackboard Inc (a)	107,089	3,638	Supertex Inc (a)	1,896	44

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Enterprise Software & Services (continued)
(continued)			MicroStrategy Inc (a)	28,415 $	1,735
Volterra Semiconductor Corp (a)	3,929 $	65	Omnicell Inc (a)	4,468	56
Zoran Corp (a)	6,434	74	Open Text Corp (a)	397	15

		12,746	Opnet Technologies Inc	3,566	34

Electronic Measurement Instruments (0.26%)			PROS Holdings Inc (a)	5,438	43
Analogic Corp	1,315	50	RightNow Technologies Inc (a)	2,937	35
Axsys Technologies Inc (a)	1,361	73	Sybase Inc (a)	24,162	865
Badger Meter Inc	2,460	91	SYNNEX Corp (a)	980	28
FARO Technologies Inc (a)	4,006	71	Taleo Corp (a)	76,098	1,332
LeCroy Corp (a)	163,250	648	Tyler Technologies Inc (a)	5,087	78

		933	Ultimate Software Group Inc (a)	124,555	3,189

Electronic Security Devices (0.04%)					11,278

American Science & Engineering Inc	1,483	103	Entertainment Software (0.01%)
Taser International Inc (a)	9,101	48	THQ Inc (a)	7,392	50

		151

			Environmental Consulting & Engineering (0.65%)
E-Marketing & Information (0.13%)			Tetra Tech Inc (a)	76,890	2,316
comScore Inc (a)	3,240	49
Constant Contact Inc (a)	3,421	78	Environmental Monitoring & Detection (0.03%)
Digital River Inc (a)	5,402	191	Mine Safety Appliances Co	3,847	108
Valueclick Inc (a)	13,731	158

		476	E-Services - Consulting (1.45%)

Energy - Alternate Sources (0.78%)			GSI Commerce Inc (a)	270,350	4,931
Clean Energy Fuels Corp (a)	4,909	45	Perficient Inc (a)	1,585	12
Comverge Inc (a)	89,879	1,183	Saba Software Inc (a)	5,805	22
Evergreen Energy Inc (a)	34,053	31	Sapient Corp (a)	13,540	90
FuelCell Energy Inc (a)	274,082	1,099	Websense Inc (a)	7,411	110

GT Solar International Inc (a)	8,836	55			5,165

Headwaters Inc (a)	105,186	323	Filtration & Separation Products (0.03%)
Syntroleum Corp (a)	14,895	41	CLARCOR Inc	2,707	90

		2,777

			Finance - Auto Loans (0.01%)
Engineering - Research & Development Services (0.37%)			Credit Acceptance Corp (a)	1,490	39
EMCOR Group Inc (a)	3,410	82
ENGlobal Corp (a)	4,735	23	Finance - Consumer Loans (0.53%)
Exponent Inc (a)	2,236	58	Nelnet Inc (a)	1,370	19
Michael Baker Corp (a)	1,283	55	Portfolio Recovery Associates Inc (a)	40,083	1,850

Stanley Inc (a)	1,600	49			1,869

VSE Corp	35,357	1,047

			Finance - Investment Banker & Broker (1.02%)
		1,314	Broadpoint Gleacher Securities Inc (a)	63,937	398

Enterprise Software & Services (3.17%)			Diamond Hill Investment Group Inc (a)	524	30
Advent Software Inc (a)	2,525	92	Duff & Phelps Corp	2,685	49
American Software Inc/Georgia	4,831	31	GFI Group Inc	10,268	66
Ariba Inc (a)	12,509	131	International Assets Holding Corp (a)	1,104	20
Concur Technologies Inc (a)	45,765	1,578	KBW Inc (a)	40,486	1,182
Informatica Corp (a)	14,399	265	Knight Capital Group Inc (a)	7,383	137
JDA Software Group Inc (a)	3,250	67	optionsXpress Holdings Inc	6,887	124
Lawson Software Inc (a)	9,281	55	Penson Worldwide Inc (a)	3,615	42
Mantech International Corp (a)	2,500	133	Piper Jaffray Cos (a)	29,082	1,334
MedAssets Inc (a)	81,164	1,516

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Footwear & Related Apparel (1.56%)
(continued)			Deckers Outdoor Corp (a)	2,198 $	149
Stifel Financial Corp (a)	4,190 $	209	Iconix Brand Group Inc (a)	182,816	3,203
SWS Group Inc	365	5	Steven Madden Ltd (a)	59,166	1,897
TradeStation Group Inc (a)	2,246	17	Timberland Co/The (a)	4,357	59

		3,613	Weyco Group Inc	1,828	43

Finance - Leasing Company (0.01%)			Wolverine World Wide Inc	7,794	188

Financial Federal Corp	2,445	50			5,539

Finance - Other Services (0.02%)			Forestry (0.01%)
BGC Partners Inc	6,071	28	Deltic Timber Corp	1,180	53
MarketAxess Holdings Inc (a)	4,916	51	Gambling (Non-Hotel) (0.03%)

		79	Isle of Capri Casinos Inc (a)	4,049	48

Financial Guarantee Insurance (0.01%)			Pinnacle Entertainment Inc (a)	4,746	48

Assured Guaranty Ltd	1,896	26			96

Firearms & Ammunition (0.02%)			Gas - Distribution (0.03%)
Smith & Wesson Holding Corp (a)	8,732	53	New Jersey Resources Corp	1,080	42
Sturm Ruger & Co Inc	2,767	34	Piedmont Natural Gas Co Inc	1,190	29

		87	South Jersey Industries Inc	897	33

					104

Fisheries (0.01%)
HQ Sustainable Maritime Industries Inc (a)	2,142	18	Gold Mining (0.18%)
			Allied Nevada Gold Corp (a)	72,900	638
Food - Confectionery (0.02%)
Tootsie Roll Industries Inc	3,361	81	Hazardous Waste Disposal (0.07%)
			American Ecology Corp	2,993	49
Food - Dairy Products (0.01%)			Clean Harbors Inc (a)	3,403	178
American Dairy Inc (a)	1,951	52	EnergySolutions Inc	1,770	15

					242

Food - Miscellaneous/Diversified (1.78%)
			Health Care Cost Containment (0.50%)
American Italian Pasta Co (a)	59,182	1,862
			Corvel Corp (a)	1,950	48
B&G Foods Inc	1,346	11
			Transcend Services Inc (a)	123,162	1,741

Cal-Maine Foods Inc	2,226	66
					1,789

Chiquita Brands International Inc (a)	230,295	2,821
Diamond Foods Inc	39,346	1,110	Heart Monitors (0.00%)
J&J Snack Foods Corp	2,271	98	Cardiac Science Corp (a)	529	2
Lancaster Colony Corp	3,140	143
Lance Inc	3,873	98	Home Furnishings (0.05%)
			Tempur-Pedic International Inc	11,615	172
Overhill Farms Inc (a)	3,736	21
Smart Balance Inc (a)	8,025	49	Hotels & Motels (0.00%)
Zhongpin Inc (a)	5,227	63	Marcus Corp	444	6

		6,342

Food - Retail (0.02%)			Human Resources (0.96%)
Village Super Market Inc	1,575	46	Administaff Inc	3,528	88
Weis Markets Inc	522	17	AMN Healthcare Services Inc (a)	8,560	62

		63	Cross Country Healthcare Inc (a)	815	7

			Emergency Medical Services Corp (a)	1,554	61
Food - Wholesale & Distribution (0.07%)			Kenexa Corp (a)	66,388	810
Calavo Growers Inc	2,808	57	On Assignment Inc (a)	1,056	5
United Natural Foods Inc (a)	6,887	186	Resources Connection Inc (a)	6,453	97

		243

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Internet Connectivity Services (continued)
SuccessFactors Inc (a)	216,787 $	2,287	PC-Tel Inc (a)	704 $	5

		3,417			627

Identification Systems - Development (0.05%)			Internet Content - Entertainment (0.01%)
Checkpoint Systems Inc (a)	2,366	41	Limelight Networks Inc (a)	8,989	36
Cogent Inc (a)	7,106	81
L-1 Identity Solutions Inc (a)	8,392	66	Internet Content - Information & News (0.04%)

		188	Dice Holdings Inc (a)	4,331	20

			Health Grades Inc (a)	5,612	27
Industrial Audio & Video Products (0.28%)			Knot Inc/The (a)	5,062	44
China Security & Surveillance Technology
Inc (a)	7,021	62	LoopNet Inc (a)	5,352	43

Imax Corp (a)	101,812	916			134

		978	Internet Financial Services (0.28%)

Industrial Automation & Robots (0.57%)			Online Resources Corp (a)	148,484	981
Cognex Corp	1,894	31	Internet Gambling (0.01%)
Intermec Inc (a)	10,766	147	Youbet.com Inc (a)	7,077	26
iRobot Corp (a)	3,208	36
Nordson Corp	40,457	1,817	Internet Incubators (0.29%)

		2,031	Internet Capital Group Inc (a)	137,678	1,028

Industrial Gases (0.31%)
Airgas Inc	24,386	1,087	Internet Infrastructure Equipment (0.01%)
			Avocent Corp (a)	1,554	24
Instruments - Controls (0.04%)
Woodward Governor Co	8,005	157	Internet Infrastructure Software (0.59%)
			AsiaInfo Holdings Inc (a)	101,442	1,955
Instruments - Scientific (0.95%)			TeleCommunication Systems Inc (a)	6,528	54
Dionex Corp (a)	2,793	184	TIBCO Software Inc (a)	10,840	94

FEI Co (a)	71,376	1,749			2,103

Varian Inc (a)	28,222	1,432	Internet Security (0.47%)

		3,365	Blue Coat Systems Inc (a)	5,888	110

Insurance Brokers (0.04%)			Sourcefire Inc (a)	86,751	1,530
Crawford & Co (a)	4,090	20	VASCO Data Security International Inc (a)	5,444	41

eHealth Inc (a)	4,007	65			1,681

Life Partners Holdings Inc	1,989	43	Internet Telephony (0.05%)

		128	j2 Global Communications Inc (a)	6,846	164

Internet Application Software (1.15%)
Art Technology Group Inc (a)	302,370	1,146	Intimate Apparel (0.52%)
Clicksoftware Technologies Ltd (a)	163,664	1,264	Warnaco Group Inc/The (a)	51,234	1,861
Cybersource Corp (a)	80,043	1,388	Investment Companies (0.00%)
DealerTrack Holdings Inc (a)	6,252	124	Main Street Capital Corp (a)	1,048	14
eResearchTechnology Inc (a)	7,036	38
Lionbridge Technologies Inc (a)	13,550	30	Investment Management & Advisory Services (0.30%)
S1 Corp (a)	9,089	64	Calamos Asset Management Inc	395	5
Vocus Inc (a)	2,315	39	Epoch Holding Corp	2,327	23

		4,093	GAMCO Investors Inc	1,097	50

Internet Connectivity Services (0.18%)			Pzena Investment Management Inc	1,964	14
AboveNet Inc (a)	6,917	567	Westwood Holdings Group Inc	25,051	978

Cogent Communications Group Inc (a)	6,688	55			1,070

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Lasers - Systems & Components (0.30%)			Medical - Biomedical/Gene (continued)
II-VI Inc (a)	42,856 $	1,028	American Oriental Bioengineering Inc (a)	5,622 $	34
Rofin-Sinar Technologies Inc (a)	2,138	47	Arena Pharmaceuticals Inc (a)	11,365	58

		1,075	Arqule Inc (a)	6,028	37

Leisure & Recreation Products (0.71%)			ARYx Therapeutics Inc (a)	4,911	17
WMS Industries Inc (a)	70,125	2,536	Cambrex Corp (a)	7,684	35
			Cell Therapeutics Inc (a)	70,413	104
Life & Health Insurance (0.34%)			Celldex Therapeutics Inc (a)	2,641	20
Delphi Financial Group Inc	50,866	1,212	China-Biotics Inc (a)	1,721	17
			Cubist Pharmaceuticals Inc (a)	9,058	180
Lighting Products & Systems (0.50%)			Curis Inc (a)	15,030	21
Universal Display Corp (a)	145,419	1,767	Discovery Laboratories Inc (a)	33,919	16
			Emergent Biosolutions Inc (a)	133,237	1,913
Linen Supply & Related Items (0.01%)			Enzo Biochem Inc (a)	6,372	33
Unifirst Corp/MA	701	27
			Enzon Pharmaceuticals Inc (a)	7,307	59
Machinery - Construction & Mining (0.35%)			Exelixis Inc (a)	17,649	94
Bucyrus International Inc	41,966	1,237	Geron Corp (a)	6,451	52
			Halozyme Therapeutics Inc (a)	10,271	73
Machinery - Electrical (0.24%)			Harvard Bioscience Inc (a)	5,499	23
Regal-Beloit Corp	18,552	860	Human Genome Sciences Inc (a)	92,863	1,328
			Idera Pharmaceuticals Inc (a)	5,868	38
Machinery - Farm (0.02%)			Illumina Inc (a)	69,199	2,501
Lindsay Corp	1,691	60	Immunogen Inc (a)	84,116	731
			Immunomedics Inc (a)	16,648	69
Machinery - General Industry (0.49%)			Incyte Corp (a)	10,803	56
Altra Holdings Inc (a)	1,045	9
			Insmed Inc (a)	29,509	29
Chart Industries Inc (a)	4,460	86
			InterMune Inc (a)	5,901	90
DXP Enterprises Inc (a)	83,147	843
			Ligand Pharmaceuticals Inc (a)	18,875	53
Middleby Corp (a)	2,749	134
			Martek Biosciences Corp (a)	35,631	829
Robbins & Myers Inc	527	11
			Maxygen Inc (a)	6,016	48
Tennant Co	3,051	67
			Medicines Co/The (a)	5,797	47
Wabtec Corp	17,495	589

			Micromet Inc (a)	78,845	507
		1,739

			Molecular Insight Pharmaceuticals Inc (a)	4,004	25
Machinery - Print Trade (0.12%)			Momenta Pharmaceuticals Inc (a)	5,611	61
Presstek Inc (a)	240,594	409	Myriad Genetics Inc (a)	16,600	455
			NPS Pharmaceuticals Inc (a)	12,857	50
Machinery - Pumps (0.01%)			OncoGenex Pharmaceutical Inc (a)	945	28
Gorman-Rupp Co/The	2,135	48	PDL BioPharma Inc	19,246	158
Machinery Tools & Related Products (0.01%)			Protalix BioTherapeutics Inc (a)	8,598	60
K-Tron International Inc (a)	521	46	Regeneron Pharmaceuticals Inc (a)	95,699	2,052
			Repligen Corp (a)	7,505	40
Marine Services (0.02%)			RTI Biologics Inc (a)	5,920	26
Great Lakes Dredge & Dock Corp	9,951	58	Seattle Genetics Inc (a)	101,093	1,218
			Sequenom Inc (a)	10,199	59
Medical - Biomedical/Gene (4.47%)			SuperGen Inc (a)	8,929	24
Acorda Therapeutics Inc (a)	5,448	138	United Therapeutics Corp (a)	14,481	1,341

Affymax Inc (a)	2,274	43			15,892

Alexion Pharmaceuticals Inc (a)	17,494	771
Alnylam Pharmaceuticals Inc (a)	5,163	120	Medical - Drugs (0.53%)
			Adolor Corp (a)	6,473	11
AMAG Pharmaceuticals Inc (a)	2,440	111
			Akorn Inc (a)	13,387	18

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical - Outpatient & Home Medical Care
Ardea Biosciences Inc (a)	1,934 $	38	(continued)
Auxilium Pharmaceuticals Inc (a)	6,118	189	Almost Family Inc (a)	1,887 $	60
Biodel Inc (a)	3,807	19	Amedisys Inc (a)	4,150	186
Biospecifics Technologies Corp (a)	852	22	America Service Group Inc	1,950	33
Cadence Pharmaceuticals Inc (a)	3,525	43	Continucare Corp (a)	5,937	17
China Sky One Medical Inc (a)	2,888	44	Gentiva Health Services Inc (a)	2,874	61
Durect Corp (a)	22,900	53	LHC Group Inc (a)	2,425	71

Infinity Pharmaceuticals Inc (a)	1,937	16			480

KV Pharmaceutical Co (a)	5,702	13	Medical Imaging Systems (0.15%)
Lannett Co Inc (a)	2,384	21	Electro-Optical Sciences Inc (a)	4,165	30
Medicis Pharmaceutical Corp	2,036	35	IRIS International Inc (a)	4,877	50
Medivation Inc (a)	4,525	112	Merge Healthcare Inc (a)	113,632	428
MiddleBrook Pharmaceuticals Inc (a)	10,423	15	Vital Images Inc (a)	2,688	36

Myriad Pharmaceuticals Inc (a)	16,248	79			544

Optimer Pharmaceuticals Inc (a)	3,953	56	Medical Information Systems (1.17%)
Pain Therapeutics Inc (a)	9,478	42	AMICAS Inc (a)	6,253	18
Pharmasset Inc (a)	2,847	44	athenahealth Inc (a)	57,735	2,133
PharMerica Corp (a)	4,852	102	Computer Programs & Systems Inc	1,548	60
Rigel Pharmaceuticals Inc (a)	5,257	44	Eclipsys Corp (a)	67,272	1,224
Salix Pharmaceuticals Ltd (a)	6,904	84	Phase Forward Inc (a)	35,460	504
Santarus Inc (a)	12,239	38	Quality Systems Inc	3,967	218

Savient Pharmaceuticals Inc (a)	8,967	140			4,157

Sciclone Pharmaceuticals Inc (a)	8,436	29
SIGA Technologies Inc (a)	6,117	48	Medical Instruments (3.85%)
Sucampo Pharmaceuticals Inc (a)	3,004	20	Abaxis Inc (a)	3,462	93
Vanda Pharmaceuticals Inc (a)	27,468	417	Angiodynamics Inc (a)	1,866	23
Viropharma Inc (a)	4,009	29	Bovie Medical Corp (a)	4,019	36
XenoPort Inc (a)	3,500	71	Bruker BioSciences Corp (a)	170,301	1,713

		1,892	Conceptus Inc (a)	4,885	82

			CryoLife Inc (a)	129,168	656
Medical - Generic Drugs (0.33%)			Delcath Systems Inc (a)	5,353	17
Acura Pharmaceuticals Inc (a)	2,495	14	DexCom Inc (a)	7,399	48
Caraco Pharmaceutical Laboratories Ltd (a)	1,122	4	Endologix Inc (a)	108,359	523
Impax Laboratories Inc (a)	8,842	66	Genomic Health Inc (a)	3,434	58
Par Pharmaceutical Cos Inc (a)	67,789	1,099	Integra LifeSciences Holdings Corp (a)	3,022	96

		1,183	Kensey Nash Corp (a)	2,130	61

Medical - HMO (0.09%)			Micrus Endovascular Corp (a)	4,136	37
AMERIGROUP Corp (a)	8,695	214	Natus Medical Inc (a)	5,370	73
Centene Corp (a)	3,826	74	NuVasive Inc (a)	59,888	2,479
Metropolitan Health Networks Inc (a)	9,537	23	Stereotaxis Inc (a)	7,274	33
Triple-S Management Corp (a)	272	5	SurModics Inc (a)	2,532	57

		316	Symmetry Medical Inc (a)	2,097	18

Medical - Nursing Homes (0.04%)			Thoratec Corp (a)	177,690	4,467
Ensign Group Inc/The	2,935	47	Trans1 Inc (a)	3,299	21
National Healthcare Corp	918	34	Vascular Solutions Inc (a)	3,821	29
Odyssey HealthCare Inc (a)	4,172	49	Volcano Corp (a)	201,437	3,060

		130	Young Innovations Inc	909	23

					13,703

Medical - Outpatient & Home Medical Care (0.14%)
Air Methods Corp (a)	1,755	52

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Laboratory & Testing Service (1.10%)			Multilevel Direct Selling (0.04%)
Bio-Reference Labs Inc (a)	118,529 $	3,800	Nu Skin Enterprises Inc	8,032 $	145
Genoptix Inc (a)	2,808	88
Life Sciences Research Inc (a)	2,378	19	Networking Products (1.59%)

		3,907	3Com Corp (a)	54,192	204

			Acme Packet Inc (a)	137,810	1,384
Medical Products (2.36%)			Anixter International Inc (a)	1,209	41
Accuray Inc (a)	6,567	46	Atheros Communications Inc (a)	75,470	1,887
American Medical Systems Holdings Inc (a)	11,972	183	BigBand Networks Inc (a)	202,114	1,110
Atrion Corp	397	52	Infinera Corp (a)	12,030	81
ATS Medical Inc (a)	11,190	39	Ixia (a)	79,380	599
BioMimetic Therapeutics Inc (a)	172,673	1,791	Netgear Inc (a)	2,374	40
Cantel Medical Corp (a)	2,441	38	Polycom Inc (a)	5,520	131
Cyberonics Inc (a)	77,587	1,289	Starent Networks Corp (a)	5,591	134
Greatbatch Inc (a)	56,426	1,244	Switch & Data Facilities Co Inc (a)	2,770	39

Haemonetics Corp (a)	33,246	1,962			5,650

Hanger Orthopedic Group Inc (a)	1,212	17
Invacare Corp	3,209	65	Non-Ferrous Metals (0.38%)
Luminex Corp (a)	6,461	114	Horsehead Holding Corp (a)	127,717	1,365
NxStage Medical Inc (a)	5,326	29
			Office Furnishings - Original (0.11%)
Orthofix International NV (a)	2,804	78
			Herman Miller Inc	9,073	151
Orthovita Inc (a)	11,328	74
			HNI Corp	4,683	104
PSS World Medical Inc (a)	9,503	192
			Interface Inc	8,067	56
Rockwell Medical Technologies Inc (a)	3,337	30
			Knoll Inc	7,594	74

Synovis Life Technologies Inc (a)	55,825	862
					385

West Pharmaceutical Services Inc	4,694	171
Wright Medical Group Inc (a)	5,931	82	Office Supplies & Forms (0.00%)
Zoll Medical Corp (a)	2,965	55	Standard Register Co/The	3,677	13

		8,413

			Oil - Field Services (0.09%)
Medical Sterilization Products (0.08%)			Cal Dive International Inc (a)	2,735	25
STERIS Corp	9,823	276	CARBO Ceramics Inc	2,693	112
			Matrix Service Co (a)	2,005	20
Metal Processors & Fabrication (0.62%)			RPC Inc	4,571	38
CIRCOR International Inc	37,889	874
			Tetra Technologies Inc (a)	6,245	48
Dynamic Materials Corp	3,142	51
			Willbros Group Inc (a)	6,380	88

Kaydon Corp	33,500	1,095
					331

North American Galvanizing & Coating Inc	2,169	11
(a)			Oil & Gas Drilling (0.02%)
RBC Bearings Inc (a)	2,949	70	Atlas America Inc	2,561	52
Worthington Industries Inc	9,101	120	Hercules Offshore Inc (a)	2,394	11

		2,221	Pioneer Drilling Co (a)	2,380	10

Miscellaneous Manufacturers (0.10%)					73

American Railcar Industries Inc	37,948	315	Oil Company - Exploration & Production (1.95%)
China Fire & Security Group Inc (a)	3,386	53	Apco Oil and Gas International Inc	2,417	65

		368	Approach Resources Inc (a)	1,067	8

MRI - Medical Diagnostic Imaging (0.02%)			Arena Resources Inc (a)	6,174	201
Alliance HealthCare Services Inc (a)	6,309	31	Atlas Energy Resources LLC	39,888	916
RadNet Inc (a)	7,202	21	ATP Oil & Gas Corp (a)	1,528	12
Virtual Radiologic Corp (a)	1,776	21	BPZ Resources Inc (a)	8,817	64

		73	Carrizo Oil & Gas Inc (a)	4,410	84

			Contango Oil & Gas Co (a)	1,791	83

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Pharmacy Services (continued)
(continued)			Catalyst Health Solutions Inc (a)	100,189 $	2,583
CREDO Petroleum Corp (a)	1,347 $	17	Clarient Inc (a)	7,058	28
Delta Petroleum Corp (a)	27,729	53	SXC Health Solutions Corp (a)	20,390	603

Endeavour International Corp (a)	26,683	36			5,530

GMX Resources Inc (a)	71,569	832
Mariner Energy Inc (a)	217,776	2,611	Physical Therapy & Rehabilitation Centers (0.61%)
McMoRan Exploration Co (a)	9,603	61	Healthsouth Corp (a)	14,850	214
Northern Oil And Gas Inc (a)	7,903	52	Psychiatric Solutions Inc (a)	5,464	148
Panhandle Oil and Gas Inc	1,951	49	RehabCare Group Inc (a)	73,587	1,770
Penn Virginia Corp	37,637	723	US Physical Therapy Inc (a)	1,433	23

PrimeEnergy Corp (a)	152	4			2,155

Toreador Resources Corp	5,078	35	Physician Practice Management (0.03%)
Vaalco Energy Inc (a)	924	4	American Dental Partners Inc (a)	1,091	14
Venoco Inc (a)	1,652	15	Healthways Inc (a)	493	7
W&T Offshore Inc	5,044	54	IPC The Hospitalist Co Inc (a)	2,784	78

Warren Resources Inc (a)	7,563	18			99

Whiting Petroleum Corp (a)	19,605	901	Poultry (0.03%)
Zion Oil & Gas Inc (a)	2,803	27	Sanderson Farms Inc	2,953	120

		6,925

Oil Field Machinery & Equipment (0.30%)			Power Converter & Supply Equipment (0.37%)
Bolt Technology Corp (a)	802	9	Advanced Energy Industries Inc (a)	3,526	42
Dril-Quip Inc (a)	21,390	905	A-Power Energy Generation Systems Ltd (a)	92,167	1,008
Gulf Island Fabrication Inc	178	3	Energy Conversion Devices Inc (a)	5,722	82
Lufkin Industries Inc	2,039	92	Powell Industries Inc (a)	4,536	162
NATCO Group Inc (a)	1,001	36	Vicor Corp	1,823	14

Natural Gas Services Group Inc (a)	315	4			1,308

		1,049	Precious Metals (0.00%)

Oil Refining & Marketing (0.01%)			Paramount Gold and Silver Corp (a)	12,516	16
Alon USA Energy Inc	201	2
			Printing - Commercial (0.45%)
CVR Energy Inc (a)	438	4
			Cenveo Inc (a)	12,798	62
Sulphco Inc (a)	20,431	23

			Multi-Color Corp	2,450	38
		29

			Valassis Communications Inc (a)	5,819	66
Paper & Related Products (0.36%)			VistaPrint Ltd (a)	34,676	1,431

Boise Inc (a)	3,723	9			1,597

Orchids Paper Products Co (a)	1,146	26
			Private Corrections (0.03%)
Schweitzer-Mauduit International Inc	36,741	1,202
			Geo Group Inc/The (a)	5,812	104
Wausau Paper Corp	4,076	38

		1,275	Property & Casualty Insurance (1.22%)

Pastoral & Agricultural (0.01%)			American Safety Insurance Holdings Ltd (a)	239	4
AgFeed Industries Inc (a)	7,288	44	Amtrust Financial Services Inc	840	10
			First Mercury Financial Corp	1,737	25
Patient Monitoring Equipment (0.16%)			Hallmark Financial Services (a)	286	2
CardioNet Inc (a)	5,807	41	HCC Insurance Holdings Inc	60,688	1,523
Masimo Corp (a)	8,059	197	Navigators Group Inc (a)	32,157	1,586
Somanetics Corp (a)	23,509	330	PMA Capital Corp (a)	170,122	987

		568	RLI Corp	1,219	60

Pharmacy Services (1.55%)			Safety Insurance Group Inc	420	14
BioScrip Inc (a)	391,988	2,316

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Rental - Auto & Equipment (continued)
Tower Group Inc	5,689 $	142	Mcgrath Rentcorp	871 $	17

		4,353	RSC Holdings Inc (a)	7,164	57

Protection - Safety (0.02%)					156

Landauer Inc	910	61	Research & Development (0.72%)
			Kendle International Inc (a)	89,714	1,048
Publishing - Newspapers (0.29%)			Parexel International Corp (a)	96,717	1,496

Dolan Media Co (a)	76,089	1,037			2,544

Publishing - Periodicals (0.00%)			Respiratory Products (0.50%)
Primedia Inc	344	1	ResMed Inc (a)	43,645	1,789
Value Line Inc	346	11

		12	Retail - Apparel & Shoe (2.06%)

			Aeropostale Inc (a)	41,230	1,501
Recreational Vehicles (0.05%)			Buckle Inc/The	3,699	114
Polaris Industries Inc	4,889	185	Cato Corp/The	4,397	88
			Charming Shoppes Inc (a)	240,154	1,160
Recycling (0.21%)
			Chico's FAS Inc (a)	95,466	1,095
Metalico Inc (a)	166,610	756
			Childrens Place Retail Stores Inc/The (a)	3,732	122
REITS - Apartments (0.03%)			Collective Brands Inc (a)	4,463	71
Mid-America Apartment Communities Inc	2,274	90	Destination Maternity Corp (a)	1,114	25
			Dress Barn Inc (a)	3,060	48
REITS - Diversified (0.06%)			Finish Line Inc/The	6,239	54
Investors Real Estate Trust	927	9	Gymboree Corp (a)	3,595	143
Potlatch Corp	2,960	87	HOT Topic Inc (a)	6,981	54
PS Business Parks Inc	1,270	66	J Crew Group Inc (a)	22,903	645
Washington Real Estate Investment Trust	1,671	43	JOS A Bank Clothiers Inc (a)	2,684	98

		205	Lululemon Athletica Inc (a)	5,825	103

REITS - Healthcare (0.03%)			Men's Wearhouse Inc	689	15
LTC Properties Inc	655	16	Stein Mart Inc (a)	3,431	38
National Health Investors Inc	349	11	Wet Seal Inc/The (a)	593,318	1,958

Omega Healthcare Investors Inc	2,452	41			7,332

Universal Health Realty Income Trust	1,517	52	Retail - Appliances (0.02%)

		120	hhgregg Inc (a)	3,053	56

REITS - Manufactured Homes (0.03%)
			Retail - Auto Parts (0.28%)
Equity Lifestyle Properties Inc	2,131	89
			PEP Boys-Manny Moe & Jack	99,306	986
REITS - Shopping Centers (0.04%)
			Retail - Automobile (0.01%)
Acadia Realty Trust	2,401	33
			America's Car-Mart Inc (a)	1,562	34
Tanger Factory Outlet Centers	3,179	113

		146	Retail - Building Products (0.02%)

REITS - Single Tenant (0.03%)			Lumber Liquidators Inc (a)	3,952	65
Alexander's Inc	187	51
Getty Realty Corp	1,783	40	Retail - Catalog Shopping (0.15%)

		91	Coldwater Creek Inc (a)	74,676	548

REITS - Warehouse & Industrial (0.02%)			Retail - Computer Equipment (0.00%)
EastGroup Properties Inc	2,555	89	PC Mall Inc (a)	724	6

Rental - Auto & Equipment (0.04%)			Retail - Convenience Store (0.04%)
Avis Budget Group Inc (a)	9,638	82	Casey's General Stores Inc	4,450	122

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (continued)			Retail - Restaurants (continued)
Pantry Inc/The (a)	701 $	12	CKE Restaurants Inc	7,978 $	71
Susser Holdings Corp (a)	312	4	Cracker Barrel Old Country Store Inc	2,650	76

		138	Denny's Corp (a)	26,376	61

Retail - Discount (1.20%)			DineEquity Inc	2,673	66
99 Cents Only Stores (a)	278,956	4,087	Domino's Pizza Inc (a)	916	7
Citi Trends Inc (a)	2,225	65	Einstein Noah Restaurant Group Inc (a)	1,098	12
Fred's Inc	3,176	43	Jack in the Box Inc (a)	42,202	890
HSN Inc (a)	6,042	61	Papa John's International Inc (a)	2,794	71

		4,256	PF Chang's China Bistro Inc (a)	3,679	125

			Sonic Corp (a)	8,951	99
Retail - Fabric Store (0.02%)			Texas Roadhouse Inc (a)	8,172	91

Jo-Ann Stores Inc (a)	2,514	59			4,940

Retail - Gardening Products (0.08%)			Retail - Sporting Goods (0.04%)
Tractor Supply Co (a)	5,683	273	Big 5 Sporting Goods Corp	3,520	46
			Hibbett Sports Inc (a)	4,563	84

Retail - Home Furnishings (0.01%)					130

Kirkland's Inc (a)	2,930	40
			Rubber - Tires (0.03%)
Retail - Jewelry (0.01%)			Cooper Tire & Rubber Co	7,656	113
Fuqi International Inc (a)	2,082	50
			Satellite Telecommunications (0.17%)
Retail - Miscellaneous/Diversified (0.02%)			DigitalGlobe Inc (a)	27,282	497
Pricesmart Inc	3,898	64	GeoEye Inc (a)	2,399	59
			Hughes Communications Inc (a)	2,101	55

Retail - Office Supplies (0.02%)					611

OfficeMax Inc	8,166	76	Savings & Loans - Thrifts (0.04%)
Retail - Pawn Shops (0.04%)			Brookline Bancorp Inc	3,906	46
Ezcorp Inc (a)	7,008	88	Brooklyn Federal Bancorp Inc	405	5
First Cash Financial Services Inc (a)	3,604	68	Cheviot Financial Corp	173	1

		156	Clifton Savings Bancorp Inc	278	3

			Heritage Financial Group	117	1
Retail - Perfume & Cosmetics (0.71%)			Kentucky First Federal Bancorp	126	2
Sally Beauty Holdings Inc (a)	6,021	42	Prudential Bancorp Inc of Pennsylvania	882	11
Ulta Salon Cosmetics & Fragrance Inc (a)	219,503	2,487	Roma Financial Corp	983	13

		2,529	United Financial Bancorp Inc	715	9

Retail - Pet Food & Supplies (0.02%)			ViewPoint Financial Group	2,670	35

PetMed Express Inc	3,721	69			126

			Schools (1.42%)
Retail - Petroleum Products (0.06%)
World Fuel Services Corp	4,767	209	American Public Education Inc (a)	31,610	1,118
			Bridgepoint Education Inc (a)	3,275	60
Retail - Restaurants (1.39%)			Capella Education Co (a)	16,868	1,086
AFC Enterprises Inc (a)	644	5	ChinaCast Education Corp (a)	6,935	41
BJ's Restaurants Inc (a)	80,058	1,287	Corinthian Colleges Inc (a)	92,512	1,429
Buffalo Wild Wings Inc (a)	2,864	116	Grand Canyon Education Inc (a)	2,475	43
California Pizza Kitchen Inc (a)	44,012	726	K12 Inc (a)	61,331	1,151
Carrols Restaurant Group Inc (a)	2,661	18	Learning Tree International Inc (a)	2,082	22
CEC Entertainment Inc (a)	3,682	107	Lincoln Educational Services Corp (a)	2,474	50
Cheesecake Factory Inc/The (a)	9,792	190	Universal Technical Institute Inc (a)	3,031	48

Chipotle Mexican Grill Inc (a)	9,826	922			5,048

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Seismic Data Collection (0.01%)			Telecommunication Equipment (continued)
Geokinetics Inc (a)	948 $	14	Tekelec (a)	3,730 $	69

ION Geophysical Corp (a)	1,835	5			5,378

		19	Telecommunication Equipment - Fiber Optics (0.05%)

Semiconductor Component - Integrated Circuits (0.98%)			Harmonic Inc (a)	12,666	88
Cirrus Logic Inc (a)	176,199	948	IPG Photonics Corp (a)	3,978	43
Emulex Corp (a)	13,978	128	Oplink Communications Inc (a)	3,900	49

Hittite Microwave Corp (a)	35,798	1,257			180

Intellon Corp (a)	5,024	23	Telecommunication Services (1.52%)
Micrel Inc	4,952	39	Cbeyond Inc (a)	3,412	48
Power Integrations Inc	3,445	101	Consolidated Communications Holdings Inc	3,235	41
Sigma Designs Inc (a)	3,383	55	Fibernet Telecom Group Inc (a)	1,386	16
Standard Microsystems Corp (a)	35,019	812	Iowa Telecommunications Services Inc	1,310	16
Techwell Inc (a)	3,941	37	MasTec Inc (a)	6,351	66
TriQuint Semiconductor Inc (a)	11,664	84	Neutral Tandem Inc (a)	157,570	4,884

		3,484	NTELOS Holdings Corp	4,958	77

Semiconductor Equipment (0.65%)			PAETEC Holding Corp (a)	17,978	53
Amtech Systems Inc (a)	97,676	561	Premiere Global Services Inc (a)	7,875	75
Entegris Inc (a)	18,260	68	SAVVIS Inc (a)	5,363	78
Formfactor Inc (a)	6,832	157	USA Mobility Inc	3,562	48

Kulicke & Soffa Industries Inc (a)	101,561	596			5,402

Semitool Inc (a)	1,130	7	Telephone - Integrated (0.06%)
Tessera Technologies Inc (a)	8,155	229	Alaska Communications Systems Group Inc	6,466	48
Ultratech Inc (a)	4,063	48	Cincinnati Bell Inc (a)	10,031	31
Varian Semiconductor Equipment			General Communication Inc (a)	6,014	41
Associates Inc (a)	17,778	570
Veeco Instruments Inc (a)	3,150	59	HickoryTech Corp	3,079	26

		2,295	Shenandoah Telecommunications Co	3,812	78

					224

Software Tools (0.02%)
ArcSight Inc (a)	2,985	57	Textile - Apparel (0.01%)
			Cherokee Inc	2,185	44
Steel Pipe & Tube (0.01%)
Furmanite Corp (a)	6,835	31	Theaters (0.29%)
			Cinemark Holdings Inc	90,986	1,009
Superconductor Production & Systems (0.69%)			National CineMedia Inc	729	11

American Superconductor Corp (a)	76,349	2,456			1,020

			Therapeutics (0.72%)
Telecommunication Equipment (1.51%)			Allos Therapeutics Inc (a)	9,804	79
ADC Telecommunications Inc (a)	5,044	37	AVI BioPharma Inc (a)	18,160	42
Adtran Inc	6,160	149	Cornerstone Therapeutics Inc (a)	1,537	14
Anaren Inc (a)	25,063	451	Cypress Bioscience Inc (a)	5,405	48
Applied Signal Technology Inc	67,488	1,687	Hemispherx Biopharma Inc (a)	17,599	37
Arris Group Inc (a)	15,553	189	Inspire Pharmaceuticals Inc (a)	59,765	290
CommScope Inc (a)	37,750	966	Isis Pharmaceuticals Inc (a)	14,971	274
Comtech Telecommunications Corp (a)	3,840	122	ISTA Pharmaceuticals Inc (a)	7,841	39
CPI International Inc (a)	558	5	MannKind Corp (a)	8,399	67
Nice Systems Ltd ADR (a)	53,426	1,463	Medarex Inc (a)	18,420	292
Plantronics Inc	7,019	166	Nabi Biopharmaceuticals (a)	10,175	26
Preformed Line Products Co	544	19	Neurocrine Biosciences Inc (a)	10,577	34
ShoreTel Inc (a)	6,336	55	Onyx Pharmaceuticals Inc (a)	28,385	1,020

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Therapeutics (continued)			Travel Services (continued)
Questcor Pharmaceuticals Inc (a)	9,103 $	53	Universal Travel Group (a)	2,117 $	29

Spectrum Pharmaceuticals Inc (a)	7,730	52			140

Theravance Inc (a)	7,636	115	Ultra Sound Imaging Systems (0.02%)
Vivus Inc (a)	11,184	83	SonoSite Inc (a)	2,824	67

		2,565

Tobacco (0.04%)			Veterinary Diagnostics (0.51%)
Alliance One International Inc (a)	10,881	45	Neogen Corp (a)	62,774	1,829
Universal Corp/VA	491	19
			Vitamins & Nutrition Products (0.02%)
Vector Group Ltd	6,044	90

			Schiff Nutrition International Inc (a)	414	2
		154

			USANA Health Sciences Inc (a)	1,584	53

Toys (0.90%)					55

Marvel Entertainment Inc (a)	81,333	3,218
			Water (0.02%)
Transactional Software (0.44%)			California Water Service Group	389	15
ACI Worldwide Inc (a)	5,020	76	Connecticut Water Service Inc	142	3
Solera Holdings Inc	10,081	271	Consolidated Water Co Inc	1,316	23
Synchronoss Technologies Inc (a)	93,986	1,117	York Water Co	1,037	18

VeriFone Holdings Inc (a)	10,210	92			59

		1,556	Water Treatment Systems (0.02%)

Transport - Air Freight (0.01%)			Energy Recovery Inc (a)	8,234	58
Air Transport Services Group Inc (a)	8,043	27
			Web Hosting & Design (0.46%)
Transport - Marine (0.05%)			NIC Inc	187,757	1,425
Golar LNG Ltd (a)	5,297	52	Rackspace Hosting Inc (a)	11,067	156
Gulfmark Offshore Inc (a)	1,888	60	Terremark Worldwide Inc (a)	9,033	56

Ship Finance International Ltd	4,254	52			1,637

Teekay Tankers Ltd	2,656	26	Web Portals (0.01%)

		190	Earthlink Inc	3,556	30

Transport - Rail (0.04%)
			Wireless Equipment (2.79%)
Genesee & Wyoming Inc (a)	4,818	131
			Airvana Inc (a)	3,696	23
Transport - Services (0.45%)			Aruba Networks Inc (a)	9,841	87
Dynamex Inc (a)	1,804	28	EMS Technologies Inc (a)	1,792	39
HUB Group Inc (a)	71,468	1,536	InterDigital Inc (a)	59,615	1,765
PHI Inc (a)	1,906	42	Novatel Wireless Inc (a)	4,270	41

		1,606	RF Micro Devices Inc (a)	365,313	1,900

			SBA Communications Corp (a)	105,613	2,756
Transport - Truck (0.29%)			Viasat Inc (a)	122,927	3,319

Forward Air Corp	1,962	45			9,930

Heartland Express Inc	5,352	83
Knight Transportation Inc	7,724	140	Wound, Burn & Skin Care (0.01%)
Marten Transport Ltd (a)	2,571	45	Obagi Medical Products Inc (a)	4,662	35

Old Dominion Freight Line Inc (a)	19,740	703	TOTAL COMMON STOCKS	$ 345,855

USA Truck Inc (a)	1,292	19

		1,035

Travel Services (0.04%)
Ambassadors Group Inc	3,022	47
Interval Leisure Group Inc (a)	6,034	64

Schedule of Investments
SmallCap Growth Fund II
July 31, 2009 (unaudited)

				Portfolio Summary (unaudited)

	Principal
			Sector			Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical			27.42%

			Technology			18.18%
REPURCHASE AGREEMENTS (1.33%)			Communications			14.14%
Diversified Banking Institutions (1.33%)			Consumer, Cyclical			14.02%
Investment in Joint Trading Account; Bank			Industrial			11.97%
of America Repurchase Agreement; 0.16%			Financial			7.76%
dated 07/31/09 maturing 08/03/09			Energy			3.17%
(collateralized by Sovereign Agency			Basic Materials			1.60%
Issues; $1,208,000; 0.00% - 6.08%; dated			Utilities			0.29%
11/16/09 - 08/17/16)	$ 1,185 $	1,185	Diversified			0.00%
			Other Assets in Excess of Liabilities, Net			1.45%

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.19%			TOTAL NET ASSETS			100.00%

dated 07/31/09 maturing 08/03/09				Other Assets Summary (unaudited)

(collateralized by US Treasury Notes;
$1,208,000; 0.875% - 5.125%; dated			Asset Type			Percent

12/31/10 - 05/15/16)	1,185	1,185	Futures			2.73%
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $1,208,,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	1,184	1,184
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$1,208,000; 1.625%; dated 04/26/2011)	1,184	1,184

		4,738

TOTAL REPURCHASE AGREEMENTS	$ 4,738

Total Investments	$ 350,593
Other Assets in Excess of Liabilities, Net - 1.45%		5,147

TOTAL NET ASSETS - 100.00%	$ 355,740

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 41,391
Unrealized Depreciation		(17,435)

Net Unrealized Appreciation (Depreciation)		23,956
Cost for federal income tax purposes		326,637
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009		Buy	176	$ 8,914 $	9,701 $	787
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.55%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.13%)			Athletic Footwear (0.08%)
Ceradyne Inc (a)	28,435 $	513	K-Swiss Inc	29,596 $	321

Advertising Services (0.14%)			Audio & Video Products (0.25%)
inVentiv Health Inc (a)	36,876	566	Audiovox Corp (a)	20,417	161
			DTS Inc/CA (a)	19,164	526
Aerospace & Defense (0.93%)			Universal Electronics Inc (a)	15,012	317

Aerovironment Inc (a)	17,399	495			1,004

Cubic Corp	17,092	669
Esterline Technologies Corp (a)	32,760	932	Auto Repair Centers (0.04%)
National Presto Industries Inc	5,290	425	Midas Inc (a)	15,460	153
Teledyne Technologies Inc (a)	39,719	1,300	Auto/Truck Parts & Equipment - Original (0.16%)

		3,821	Spartan Motors Inc	35,773	250

Aerospace & Defense Equipment (1.46%)			Superior Industries International Inc	25,578	404

AAR Corp (a)	42,661	816			654

Curtiss-Wright Corp	49,857	1,647	Auto/Truck Parts & Equipment - Replacement (0.15%)
GenCorp Inc (a)	54,725	142	ATC Technology Corp/IL (a)	21,800	456
Kaman Corp	28,266	542	Standard Motor Products Inc	13,375	149

Moog Inc (a)	46,917	1,265			605

Orbital Sciences Corp (a)	62,197	842
Triumph Group Inc	18,376	734	Brewery (0.08%)

		5,988	Boston Beer Co Inc (a)	11,160	348

Agricultural Operations (0.16%)			Building - Maintenance & Service (0.25%)
Andersons Inc/The	20,065	646	ABM Industries Inc	49,244	1,038

Airlines (0.19%)			Building - Mobile Home & Manufactured Housing (0.13%)
Skywest Inc	61,339	778	Skyline Corp	7,492	182
			Winnebago Industries	32,056	337

Alternative Waste Tech (0.34%)					519

Calgon Carbon Corp (a)	60,330	764
Darling International Inc (a)	90,640	640	Building - Residential & Commercial (0.33%)

		1,404	M/I Homes Inc (a)	20,268	266

			Meritage Homes Corp (a)	34,542	739
Apparel Manufacturers (0.79%)			Standard Pacific Corp (a)	102,598	353

Carter's Inc (a)	62,499	1,771			1,358

Maidenform Brands Inc (a)	21,202	293
Oxford Industries Inc	15,040	206	Building & Construction - Miscellaneous (0.19%)
Quiksilver Inc (a)	140,389	302	Insituform Technologies Inc (a)	42,812	788
True Religion Apparel Inc (a)	20,952	469	Building & Construction Products -
Volcom Inc (a)	17,466	212	Miscellaneous (0.59%)

		3,253	Drew Industries Inc (a)	21,407	411

Applications Software (0.50%)			Gibraltar Industries Inc	29,885	232
Ebix Inc (a)	9,999	415	NCI Building Systems Inc (a)	21,713	85
EPIQ Systems Inc (a)	39,742	638	Quanex Building Products Corp	41,510	494
Progress Software Corp (a)	43,981	995	Simpson Manufacturing Co Inc	41,585	1,181

		2,048			2,403

Athletic Equipment (0.01%)			Building Products - Cement & Aggregate (0.66%)
Nautilus Inc (a)	24,637	52	Eagle Materials Inc	48,083	1,313
			Texas Industries Inc	30,542	1,389

					2,702

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Doors & Windows (0.11%)			Commercial Banks (continued)
Apogee Enterprises Inc	30,769 $	449	First Commonwealth Financial Corp	82,516 $	550
			First Financial Bancorp	46,360	401
Building Products - Wood (0.20%)			First Financial Bankshares Inc	22,936	1,208
Universal Forest Products Inc	18,606	831	First Midwest Bancorp Inc/IL	53,609	448
			Frontier Financial Corp	51,960	47
Casino Hotels (0.03%)
			Glacier Bancorp Inc	67,813	1,056
Monarch Casino & Resort Inc (a)	12,619	114
			Hancock Holding Co	26,304	1,062
Casino Services (0.10%)			Hanmi Financial Corp	41,024	72
Shuffle Master Inc (a)	59,113	426	Home Bancshares Inc/Conway AR	14,688	320
			Independent Bank Corp/MI	21,987	39
Chemicals - Other (0.05%)			Independent Bank Corp/Rockland MA	23,054	492
American Vanguard Corp	22,384	194	Nara Bancorp Inc	24,622	145
			National Penn Bancshares Inc	91,510	456
Chemicals - Plastics (0.26%)			NBT Bancorp Inc	37,761	866
PolyOne Corp (a)	101,853	437	Old National Bancorp/IN	73,215	827
Schulman A Inc	28,742	612	Pinnacle Financial Partners Inc (a)	35,017	546

		1,049	PrivateBancorp Inc	40,953	1,017

Chemicals - Specialty (1.36%)			Prosperity Bancshares Inc	45,238	1,516
Arch Chemicals Inc	27,606	733	S&T Bancorp Inc	25,914	355
Balchem Corp	20,213	561	Signature Bank/New York NY (a)	44,005	1,297
HB Fuller Co	53,561	1,080	Simmons First National Corp	13,751	412
NewMarket Corp	13,577	1,027	South Financial Group Inc/The	177,018	285
OM Group Inc (a)	33,696	1,134	Sterling Bancorp/NY	19,949	161
Penford Corp	12,420	81	Sterling Bancshares Inc/TX	89,935	726
Quaker Chemical Corp	12,124	218	Sterling Financial Corp/WA	57,768	161
Stepan Co	7,987	358	Susquehanna Bancshares Inc	95,077	500
Zep Inc	23,761	382	Tompkins Financial Corp	7,379	328

		5,574	Trustco Bank Corp NY	84,026	529

Circuit Boards (0.24%)			UCBH Holdings Inc	132,774	161
Park Electrochemical Corp	22,568	528	UMB Financial Corp	32,314	1,348
TTM Technologies Inc (a)	47,531	469	Umpqua Holdings Corp	66,384	644

		997	United Bankshares Inc	41,620	843

			United Community Banks Inc/GA	45,802	308
Coffee (0.60%)			Whitney Holding Corp/LA	74,298	651
Green Mountain Coffee Roasters Inc (a)	29,824	2,101	Wilshire Bancorp Inc	21,402	158
Peet's Coffee & Tea Inc (a)	12,515	344	Wintrust Financial Corp	26,429	691

		2,445			23,485

Collectibles (0.09%)			Commercial Services (1.10%)
RC2 Corp (a)	22,883	349	Arbitron Inc	29,193	475
			Healthcare Services Group Inc	47,727	891
Commercial Banks (5.73%)
Bank Mutual Corp	51,680	509	HMS Holdings Corp (a)	28,514	1,095
Bank of the Ozarks Inc	13,762	348	Live Nation Inc (a)	92,179	538
Cascade Bancorp	30,958	45	Pre-Paid Legal Services Inc	7,869	384
Central Pacific Financial Corp	31,686	69	StarTek Inc (a)	12,753	121
Columbia Banking System Inc	20,134	244	TeleTech Holdings Inc (a)	39,242	656
Community Bank System Inc	36,096	654	Ticketmaster Entertainment Inc (a)	44,242	358

East West Bancorp Inc	82,722	731			4,518

First Bancorp/Puerto Rico	83,662	259

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.77%)			Containers - Paper & Plastic (0.46%)
Bankrate Inc (a)	15,322 $	440	Rock-Tenn Co	42,279 $	1,901
Coinstar Inc (a)	33,281	1,106
Heartland Payment Systems Inc	26,843	286	Cosmetics & Toiletries (0.33%)
Rewards Network Inc (a)	9,882	133	Chattem Inc (a)	21,427	1,343
Wright Express Corp (a)	42,582	1,204

			Data Processing & Management (0.41%)
		3,169

			Bowne & Co Inc	30,854	247
Communications Software (0.16%)			CommVault Systems Inc (a)	45,883	799
Digi International Inc (a)	27,143	277	CSG Systems International Inc (a)	38,720	646

Smith Micro Software Inc (a)	31,653	362			1,692

		639

			Decision Support Software (0.24%)
Computer Services (0.85%)			SPSS Inc (a)	20,203	1,000
CACI International Inc (a)	33,029	1,526
Ciber Inc (a)	67,415	223	Dental Supplies & Equipment (0.19%)
Insight Enterprises Inc (a)	50,543	520	Align Technology Inc (a)	73,022	797
Manhattan Associates Inc (a)	25,399	470
SYKES Enterprises Inc (a)	36,829	733	Diagnostic Kits (0.24%)

		3,472	Meridian Bioscience Inc	44,668	984

Computer Software (0.35%)			Disposable Medical Products (0.27%)
Avid Technology Inc (a)	33,772	414	ICU Medical Inc (a)	14,336	558
Blackbaud Inc	48,309	903	Merit Medical Systems Inc (a)	30,781	563

Phoenix Technologies Ltd (a)	32,078	106			1,121

		1,423	Distribution & Wholesale (1.51%)

Computers - Integrated Systems (0.45%)			Brightpoint Inc (a)	56,894	338
Agilysys Inc	24,959	117	MWI Veterinary Supply Inc (a)	13,359	513
Integral Systems Inc/MD (a)	19,071	137	Pool Corp	53,316	1,259
Mercury Computer Systems Inc (a)	24,972	287	Scansource Inc (a)	29,245	835
MTS Systems Corp	18,470	434	School Specialty Inc (a)	17,607	394
Radiant Systems Inc (a)	30,841	310	United Stationers Inc (a)	26,137	1,213
Radisys Corp (a)	25,729	204	Watsco Inc	31,476	1,651

Stratasys Inc (a)	22,295	352			6,203

		1,841	Diversified Manufacturing Operations (1.74%)

Computers - Memory Devices (0.02%)			Actuant Corp	73,038	938
Hutchinson Technology Inc (a)	25,740	84	Acuity Brands Inc	47,499	1,402
			AO Smith Corp	24,859	970
Computers - Peripheral Equipment (0.22%)			AZZ Inc (a)	13,388	519
Synaptics Inc (a)	37,818	906	Barnes Group Inc	46,825	659
			EnPro Industries Inc (a)	22,009	392
Consulting Services (0.29%)
Forrester Research Inc (a)	16,582	374	ESCO Technologies Inc (a)	28,894	1,187
MAXIMUS Inc	19,289	822	Griffon Corp (a)	53,800	519

		1,196	Lydall Inc (a)	18,522	60

			Standex International Corp	13,622	171
Consumer Products - Miscellaneous (0.54%)			Tredegar Corp	21,322	312

Central Garden and Pet Co - A Shares (a)	76,932	869			7,129

Helen of Troy Ltd (a)	32,888	715
Russ Berrie & Co Inc (a)	18,722	98	Diversified Minerals (0.11%)
WD-40 Co	18,191	550	AMCOL International Corp	24,956	469

		2,232

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services (0.39%)			Electronic Measurement Instruments
Chemed Corp	24,897 $	1,098	(continued)
Viad Corp	22,697	402	Keithley Instruments Inc	15,011 $	84

Volt Information Sciences Inc (a)	13,326	106			2,108

		1,606	Electronic Security Devices (0.19%)

Drug Delivery Systems (0.11%)			American Science & Engineering Inc	10,040	701
Noven Pharmaceuticals Inc (a)	27,466	453	LoJack Corp (a)	19,674	80

					781

E-Commerce - Products (0.33%)			E-Marketing & Information (0.08%)
Blue Nile Inc (a)	15,984	739	comScore Inc (a)	20,819	317
NutriSystem Inc	33,855	482
Stamps.com Inc (a)	14,197	122	Energy - Alternate Sources (0.03%)

		1,343	Headwaters Inc (a)	46,669	143

Electric - Integrated (1.42%)			Engineering - Research & Development Services (0.54%)
Allete Inc	30,713	982	EMCOR Group Inc (a)	72,556	1,750
Avista Corp	60,241	1,116	Stanley Inc (a)	15,025	462

Central Vermont Public Service Corp	12,847	237			2,212

CH Energy Group Inc	17,402	861
El Paso Electric Co (a)	49,531	748	Engines - Internal Combustion (0.23%)
UIL Holdings Corp	32,994	805	Briggs & Stratton Corp	54,915	943
Unisource Energy Corp	39,259	1,084

			Enterprise Software & Services (1.59%)
		5,833	Concur Technologies Inc (a)	46,524	1,605

Electric Products - Miscellaneous (0.14%)			Epicor Software Corp (a)	67,183	408
Littelfuse Inc (a)	23,947	560	Informatica Corp (a)	96,064	1,767
			JDA Software Group Inc (a)	30,371	626
Electronic Components - Miscellaneous (1.02%)			Omnicell Inc (a)	34,816	434
Bel Fuse Inc	12,717	234	SYNNEX Corp (a)	21,040	598
Benchmark Electronics Inc (a)	71,962	1,137	Taleo Corp (a)	34,946	612
CTS Corp	37,205	314	Tyler Technologies Inc (a)	31,513	485

Daktronics Inc	37,649	315			6,535

Methode Electronics Inc	41,631	316
Plexus Corp (a)	43,496	1,117	Entertainment Software (0.33%)
Rogers Corp (a)	17,262	431	Take-Two Interactive Software Inc (a)	88,433	842
Technitrol Inc	45,186	328	THQ Inc (a)	74,474	500

		4,192			1,342

Electronic Components - Semiconductors (1.29%)			Environmental Consulting & Engineering (0.49%)
Actel Corp (a)	28,807	321	Tetra Tech Inc (a)	66,393	2,000
Diodes Inc (a)	36,058	666
			E-Services - Consulting (0.24%)
DSP Group Inc (a)	25,063	218	Perficient Inc (a)	35,569	263
Kopin Corp (a)	74,377	295	Websense Inc (a)	48,807	722

Microsemi Corp (a)	89,480	1,221			985

Skyworks Solutions Inc (a)	184,591	2,230
Supertex Inc (a)	14,208	328	Fiduciary Banks (0.08%)

		5,279	Boston Private Financial Holdings Inc	70,590	323

Electronic Measurement Instruments (0.51%)			Filtration & Separation Products (0.45%)
Analogic Corp	14,110	535	CLARCOR Inc	56,124	1,858
Axsys Technologies Inc (a)	10,500	563
Badger Meter Inc	16,254	599	Finance - Consumer Loans (0.29%)
FARO Technologies Inc (a)	18,469	327	Portfolio Recovery Associates Inc (a)	16,910	780

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (continued)			Gambling (Non-Hotel) (0.16%)
World Acceptance Corp (a)	17,816 $	423	Pinnacle Entertainment Inc (a)	66,218 $	664

		1,203

			Garden Products (0.33%)
Finance - Investment Banker & Broker (1.62%)			Toro Co	39,472	1,368
Greenhill & Co Inc	20,340	1,532
Investment Technology Group Inc (a)	47,832	1,069	Gas - Distribution (2.70%)
LaBranche & Co Inc (a)	53,124	201	Atmos Energy Corp	101,435	2,755
optionsXpress Holdings Inc	45,281	818	Laclede Group Inc/The	24,417	820
Piper Jaffray Cos (a)	17,951	823	New Jersey Resources Corp	46,457	1,793
Stifel Financial Corp (a)	30,185	1,507	Northwest Natural Gas Co	29,219	1,304
SWS Group Inc	30,260	417	Piedmont Natural Gas Co Inc	81,012	1,995
TradeStation Group Inc (a)	34,402	258	South Jersey Industries Inc	32,848	1,211

		6,625	Southwest Gas Corp	49,288	1,194

Finance - Leasing Company (0.14%)					11,072

Financial Federal Corp	28,528	579	Health Care Cost Containment (0.05%)
			Corvel Corp (a)	8,417	206
Firearms & Ammunition (0.06%)
Sturm Ruger & Co Inc	20,996	262	Home Furnishings (0.19%)
			Ethan Allen Interiors Inc	31,920	407
Food - Canned (0.28%)			La-Z-Boy Inc	56,752	384

TreeHouse Foods Inc (a)	34,781	1,129			791

Food - Miscellaneous/Diversified (0.79%)			Hotels & Motels (0.07%)
Cal-Maine Foods Inc	13,900	409	Marcus Corp	23,339	295
Diamond Foods Inc	18,172	513
Hain Celestial Group Inc (a)	44,851	745	Human Resources (0.69%)
J&J Snack Foods Corp	15,398	667	Administaff Inc	24,416	612
Lance Inc	35,193	892	AMN Healthcare Services Inc (a)	35,970	262

		3,226	CDI Corp	14,203	180

			Cross Country Healthcare Inc (a)	33,928	283
Food - Retail (0.05%)			Heidrick & Struggles International Inc	18,697	383
Great Atlantic & Pacific Tea Co (a)	33,381	193	On Assignment Inc (a)	39,835	169
Food - Wholesale & Distribution (0.49%)			Spherion Corp (a)	57,081	314
Nash Finch Co	14,131	434	TrueBlue Inc (a)	48,285	613

Spartan Stores Inc	24,484	315			2,816

United Natural Foods Inc (a)	47,341	1,280	Identification Systems - Development (0.59%)

		2,029	Brady Corp	56,538	1,663

Footwear & Related Apparel (1.08%)			Checkpoint Systems Inc (a)	42,854	742

CROCS Inc (a)	92,363	316			2,405

Deckers Outdoor Corp (a)	14,459	977	Industrial Audio & Video Products (0.03%)
Iconix Brand Group Inc (a)	76,330	1,337	Sonic Solutions Inc (a)	29,343	106
Skechers U.S.A. Inc (a)	36,725	508
Wolverine World Wide Inc	54,217	1,307	Industrial Automation & Robots (0.38%)

		4,445	Cognex Corp	43,719	721

			Gerber Scientific Inc (a)	26,602	83
Forestry (0.13%)			Intermec Inc (a)	54,022	737

Deltic Timber Corp	11,637	523			1,541

Funeral Services & Related Items (0.30%)			Instruments - Controls (0.21%)
Hillenbrand Inc	68,162	1,235	Watts Water Technologies Inc	32,293	851

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Scientific (0.56%)			Machinery - Electrical (0.77%)
Dionex Corp (a)	19,495 $	1,285	Baldor Electric Co	51,327 $	1,322
FEI Co (a)	41,211	1,010	Regal-Beloit Corp	39,485	1,831

		2,295			3,153

Insurance Brokers (0.11%)			Machinery - Farm (0.12%)
eHealth Inc (a)	27,277	443	Lindsay Corp	13,567	481

Internet Application Software (0.60%)			Machinery - General Industry (0.98%)
Cybersource Corp (a)	76,164	1,321	Albany International Corp	29,898	411
DealerTrack Holdings Inc (a)	44,231	877	Applied Industrial Technologies Inc	40,061	886
eResearchTechnology Inc (a)	46,060	251	Gardner Denver Inc (a)	57,241	1,671

		2,449	Intevac Inc (a)	24,172	278

Internet Connectivity Services (0.03%)			Robbins & Myers Inc	36,179	757

PC-Tel Inc (a)	20,771	139			4,003

			Machinery - Material Handling (0.06%)
Internet Content - Information & News (0.14%)			Cascade Corp	9,331	228
Infospace Inc (a)	38,586	283
Knot Inc/The (a)	33,089	289	Medical - Biomedical/Gene (1.01%)

		572	Arqule Inc (a)	31,509	193

Internet Security (0.20%)			Cambrex Corp (a)	32,216	148
Blue Coat Systems Inc (a)	43,540	814	Cubist Pharmaceuticals Inc (a)	63,533	1,262
			Enzo Biochem Inc (a)	35,949	183
Internet Telephony (0.29%)			Martek Biosciences Corp (a)	36,638	852
j2 Global Communications Inc (a)	49,185	1,180	Regeneron Pharmaceuticals Inc (a)	69,754	1,496

					4,134

Investment Management & Advisory Services (0.08%)
National Financial Partners Corp	45,367	340	Medical - Drugs (0.70%)
			PharMerica Corp (a)	33,611	705
Lasers - Systems & Components (0.60%)			Salix Pharmaceuticals Ltd (a)	53,110	647
Cymer Inc (a)	32,732	1,120	Savient Pharmaceuticals Inc (a)	58,326	909
Electro Scientific Industries Inc (a)	29,865	391	Viropharma Inc (a)	85,337	629

II-VI Inc (a)	26,691	640			2,890

Newport Corp (a)	39,864	295	Medical - Generic Drugs (0.15%)

		2,446	Par Pharmaceutical Cos Inc (a)	38,346	622

Leisure & Recreation Products (0.21%)
Brunswick Corp/DE	97,237	698	Medical - HMO (1.13%)
			AMERIGROUP Corp (a)	58,306	1,439
Multimedia Games Inc (a)	25,554	144

			Centene Corp (a)	47,461	916
		842

			Healthspring Inc (a)	53,901	681
Life & Health Insurance (0.33%)			Magellan Health Services Inc (a)	38,913	1,259
Delphi Financial Group Inc	48,497	1,155	Molina Healthcare Inc (a)	14,900	336

Presidential Life Corp	23,801	213			4,631

		1,368

			Medical - Hospitals (0.06%)
Linen Supply & Related Items (0.26%)			Medcath Corp (a)	21,647	261
G&K Services Inc	20,384	463
Unifirst Corp/MA	15,776	614	Medical - Nursing Homes (0.10%)

		1,077	Odyssey HealthCare Inc (a)	36,290	423

Machinery - Construction & Mining (0.14%)			Medical - Outpatient & Home Medical Care (1.03%)
Astec Industries Inc (a)	21,844	591	Air Methods Corp (a)	11,825	348
			Almost Family Inc (a)	7,030	223

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care			Metal Processors & Fabrication (0.74%)
(continued)			CIRCOR International Inc	18,706 $	431
Amedisys Inc (a)	30,151 $	1,348	Kaydon Corp	36,629	1,197
Amsurg Corp (a)	33,797	697	Mueller Industries Inc	40,948	973
Gentiva Health Services Inc (a)	31,904	679	RTI International Metals Inc (a)	25,487	453

LHC Group Inc (a)	16,467	483			3,054

Res-Care Inc (a)	28,227	441

		4,219	Metal Products - Distribution (0.13%)

			AM Castle & Co	18,443	195
Medical Information Systems (0.81%)			Lawson Products Inc/IL	4,603	77
Computer Programs & Systems Inc	10,387	405	Olympic Steel Inc	9,946	254

Eclipsys Corp (a)	61,895	1,126			526

Phase Forward Inc (a)	47,547	675
Quality Systems Inc	20,112	1,104	Miscellaneous Manufacturers (0.17%)

		3,310	John Bean Technologies Corp	30,365	421

			Movado Group Inc	19,947	285

Medical Instruments (0.87%)					706

Abaxis Inc (a)	24,142	646
Conmed Corp (a)	32,015	563	Multi-Line Insurance (0.10%)
CryoLife Inc (a)	31,165	158	United Fire & Casualty Co	24,624	414
Integra LifeSciences Holdings Corp (a)	22,231	704
			Multimedia (0.03%)
Kensey Nash Corp (a)	12,516	357	EW Scripps Co	32,253	130
Natus Medical Inc (a)	30,849	420
SurModics Inc (a)	16,177	362	Networking Products (0.65%)
Symmetry Medical Inc (a)	39,466	338	Adaptec Inc (a)	134,275	357

		3,548	Anixter International Inc (a)	33,054	1,131

Medical Laboratory & Testing Service (0.18%)			Black Box Corp	19,329	531
Bio-Reference Labs Inc (a)	12,777	410	Netgear Inc (a)	37,901	645

Genoptix Inc (a)	10,582	331			2,664

		741	Non-Ferrous Metals (0.12%)

Medical Laser Systems (0.10%)			Brush Engineered Materials Inc (a)	22,236	474
LCA-Vision Inc (a)	20,486	118
Palomar Medical Technologies Inc (a)	19,889	297	Office Furnishings - Original (0.10%)

		415	Interface Inc	62,010	430

Medical Products (2.35%)			Office Supplies & Forms (0.01%)
American Medical Systems Holdings Inc (a)	81,372	1,244	Standard Register Co/The	13,996	50
Cooper Cos Inc/The	49,794	1,366
Cyberonics Inc (a)	25,615	426	Oil - Field Services (1.44%)
Greatbatch Inc (a)	25,561	563	Basic Energy Services Inc (a)	25,118	170
Haemonetics Corp (a)	28,252	1,667	CARBO Ceramics Inc	21,287	887
Hanger Orthopedic Group Inc (a)	34,358	471	Hornbeck Offshore Services Inc (a)	25,470	555
Invacare Corp	35,427	723	Matrix Service Co (a)	28,829	292
Osteotech Inc (a)	19,845	99	Oil States International Inc (a)	54,653	1,482
PSS World Medical Inc (a)	65,454	1,323	SEACOR Holdings Inc (a)	22,259	1,769
West Pharmaceutical Services Inc	36,115	1,318	Superior Well Services Inc (a)	18,361	120
Zoll Medical Corp (a)	23,245	428	Tetra Technologies Inc (a)	82,966	640

		9,628			5,915

Metal - Aluminum (0.13%)			Oil & Gas Drilling (0.49%)
Century Aluminum Co (a)	61,300	514	Atwood Oceanics Inc (a)	61,563	1,775

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Printing - Commercial (0.05%)
Pioneer Drilling Co (a)	55,396 $	243	Consolidated Graphics Inc (a)	12,307 $	225

		2,018

			Private Corrections (0.25%)
Oil Company - Exploration & Production (1.03%)			Geo Group Inc/The (a)	56,360	1,013
Penn Virginia Corp	50,033	961
Petroleum Development Corp (a)	16,401	276	Property & Casualty Insurance (2.26%)
Petroquest Energy Inc (a)	57,292	192	American Physicians Capital Inc	8,004	356
St Mary Land & Exploration Co	68,785	1,642	Amerisafe Inc (a)	20,793	346
Stone Energy Corp (a)	45,027	489	Employers Holdings Inc	51,329	715
Swift Energy Co (a)	34,357	677	Infinity Property & Casualty Corp	15,118	628

		4,237	Navigators Group Inc (a)	14,747	727

Oil Field Machinery & Equipment (0.77%)			ProAssurance Corp (a)	36,473	1,852
Dril-Quip Inc (a)	33,126	1,401	RLI Corp	19,778	981
Gulf Island Fabrication Inc	15,757	228	Safety Insurance Group Inc	17,376	561
Lufkin Industries Inc	16,383	744	Selective Insurance Group	58,231	870
NATCO Group Inc (a)	21,956	792	Stewart Information Services Corp	20,079	276

		3,165	Tower Group Inc	38,786	968

			Zenith National Insurance Corp	41,160	983

Oil Refining & Marketing (0.23%)
					9,263

Holly Corp	45,292	963
			Protection - Safety (0.17%)
Paper & Related Products (0.49%)			Landauer Inc	10,306	690
Buckeye Technologies Inc (a)	42,610	270
Clearwater Paper Corp (a)	12,518	502	Publicly Traded Investment Fund (0.71%)
Neenah Paper Inc	16,151	158	iShares S&P SmallCap 600 Index Fund	59,380	2,901
Schweitzer-Mauduit International Inc	16,855	551
Wausau Paper Corp	53,929	507	Real Estate Operator & Developer (0.13%)

		1,988	Forestar Group Inc (a)	39,587	515

Pharmacy Services (0.27%)			Recreational Vehicles (0.35%)
Catalyst Health Solutions Inc (a)	42,499	1,096	Arctic Cat Inc	13,163	81
			Polaris Industries Inc	35,944	1,361

Physical Therapy & Rehabilitation Centers (0.12%)					1,442

RehabCare Group Inc (a)	20,287	488
			REITS - Apartments (0.79%)
Physician Practice Management (0.77%)			Home Properties Inc	36,277	1,295
Healthways Inc (a)	37,141	548	Mid-America Apartment Communities Inc	31,112	1,234
IPC The Hospitalist Co Inc (a)	9,402	262	Post Properties Inc	48,896	693

Mednax Inc (a)	50,469	2,339			3,222

		3,149	REITS - Diversified (0.66%)

Poultry (0.19%)			Colonial Properties Trust	53,774	429
Sanderson Farms Inc	19,269	784	Entertainment Properties Trust	38,530	1,052
			Lexington Realty Trust	91,047	390
Power Converter & Supply Equipment (0.17%)			PS Business Parks Inc	16,518	854

Advanced Energy Industries Inc (a)	36,058	434			2,725

C&D Technologies Inc (a)	28,990	58
			REITS - Healthcare (1.22%)
Magnetek Inc (a)	34,049	46	Healthcare Realty Trust Inc	65,380	1,269
Vicor Corp	21,588	170	LTC Properties Inc	25,548	624

		708	Medical Properties Trust Inc	88,354	618

			Senior Housing Properties Trust	132,794	2,478

					4,989

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (0.45%)			Retail - Apparel & Shoe (continued)
DiamondRock Hospitality Co	119,033 $	805	Men's Wearhouse Inc	57,440 $	1,241
LaSalle Hotel Properties	69,883	1,042	Stage Stores Inc	41,810	522

		1,847	Stein Mart Inc (a)	28,231	311

REITS - Office Property (0.89%)			Tween Brands Inc (a)	27,365	198

BioMed Realty Trust Inc	107,137	1,251			10,176

Franklin Street Properties Corp	65,269	931	Retail - Auto Parts (0.11%)
Kilroy Realty Corp	47,564	1,122	PEP Boys-Manny Moe & Jack	47,248	469
Parkway Properties Inc/MD	23,835	338

		3,642	Retail - Automobile (0.34%)

			Group 1 Automotive Inc	26,530	782
REITS - Regional Malls (0.06%)			Lithia Motors Inc	18,800	225
Pennsylvania Real Estate Investment Trust	44,317	234	Sonic Automotive Inc	30,999	381

REITS - Shopping Centers (0.85%)					1,388

Acadia Realty Trust	43,722	599	Retail - Convenience Store (0.37%)
Cedar Shopping Centers Inc	49,678	264	Casey's General Stores Inc	56,033	1,537
Inland Real Estate Corp	80,648	595
Kite Realty Group Trust	69,409	222	Retail - Discount (0.29%)
Tanger Factory Outlet Centers	40,576	1,442	Fred's Inc	44,139	595
Urstadt Biddle Properties Inc	23,606	363	HSN Inc (a)	43,479	440

		3,485	Tuesday Morning Corp (a)	34,487	160

					1,195

REITS - Single Tenant (0.42%)
National Retail Properties Inc	88,113	1,737	Retail - Fabric Store (0.17%)
			Jo-Ann Stores Inc (a)	29,089	678
REITS - Storage (0.37%)
Extra Space Storage Inc	95,233	836	Retail - Gardening Products (0.41%)
Sovran Self Storage Inc	24,996	673	Tractor Supply Co (a)	34,817	1,670

		1,509

			Retail - Home Furnishings (0.05%)
REITS - Warehouse & Industrial (0.24%)			Haverty Furniture Cos Inc	20,467	220
EastGroup Properties Inc	27,790	965
			Retail - Jewelry (0.05%)
Research & Development (0.28%)			Zale Corp (a)	35,261	209
Kendle International Inc (a)	14,733	172
Parexel International Corp (a)	63,425	981	Retail - Leisure Products (0.03%)

		1,153	MarineMax Inc (a)	20,408	137

Retail - Apparel & Shoe (2.48%)			Retail - Office Supplies (0.19%)
Brown Shoe Co Inc	47,292	366	OfficeMax Inc	84,106	783
Buckle Inc/The	25,947	803
Cato Corp/The	32,404	644	Retail - Pawn Shops (0.34%)
Charlotte Russe Holding Inc (a)	23,154	348	Cash America International Inc	32,564	870
Childrens Place Retail Stores Inc/The (a)	26,642	873	First Cash Financial Services Inc (a)	28,385	534

Christopher & Banks Corp	39,541	313			1,404

Dress Barn Inc (a)	49,695	775	Retail - Pet Food & Supplies (0.11%)
Finish Line Inc/The	60,524	527	PetMed Express Inc	25,051	465
Genesco Inc (a)	24,554	533
Gymboree Corp (a)	32,116	1,278	Retail - Petroleum Products (0.35%)
HOT Topic Inc (a)	48,524	375	World Fuel Services Corp	32,487	1,425
JOS A Bank Clothiers Inc (a)	20,165	738
Liz Claiborne Inc	104,822	331

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (2.31%)			Semiconductor Equipment (1.84%)
Buffalo Wild Wings Inc (a)	19,825 $	800	ATMI Inc (a)	34,569 $	629
California Pizza Kitchen Inc (a)	26,524	438	Brooks Automation Inc (a)	70,885	420
CEC Entertainment Inc (a)	25,382	740	Cabot Microelectronics Corp (a)	25,809	876
CKE Restaurants Inc	60,253	533	Cohu Inc	25,735	312
Cracker Barrel Old Country Store Inc	24,930	720	Kulicke & Soffa Industries Inc (a)	67,487	396
DineEquity Inc	17,055	421	MKS Instruments Inc (a)	54,333	1,052
Jack in the Box Inc (a)	62,928	1,328	Rudolph Technologies Inc (a)	33,990	278
Landry's Restaurants Inc (a)	13,702	123	Ultratech Inc (a)	26,025	310
O'Charleys Inc	23,650	246	Varian Semiconductor Equipment
Papa John's International Inc (a)	23,724	603	Associates Inc (a)	80,638	2,584
PF Chang's China Bistro Inc (a)	26,140	886	Veeco Instruments Inc (a)	35,420	667

Red Robin Gourmet Burgers Inc (a)	17,117	320			7,524

Ruby Tuesday Inc (a)	69,239	518	Storage & Warehousing (0.15%)
Ruth's Hospitality Group Inc (a)	22,132	87	Mobile Mini Inc (a)	39,099	633
Sonic Corp (a)	66,946	738
Steak N Shake Co/The (a)	31,722	324	Telecommunication Equipment (1.20%)
Texas Roadhouse Inc (a)	56,204	626	Applied Signal Technology Inc	14,413	360

		9,451	Arris Group Inc (a)	136,590	1,664

			Comtech Telecommunications Corp (a)	31,036	989
Retail - Sporting Goods (0.44%)
			Network Equipment Technologies Inc (a)	32,159	183
Big 5 Sporting Goods Corp	23,716	308
			Symmetricom Inc (a)	48,099	312
Cabela's Inc (a)	43,552	706
			Tekelec (a)	73,383	1,350
Hibbett Sports Inc (a)	31,486	580
			Tollgrade Communications Inc (a)	13,980	78

Zumiez Inc (a)	22,599	216

					4,936

		1,810

			Telecommunication Equipment - Fiber Optics (0.18%)
Rubber & Plastic Products (0.07%)
			Harmonic Inc (a)	105,460	731
Myers Industries Inc	31,104	306
			Telecommunication Services (0.37%)
Savings & Loans - Thrifts (0.27%)
			Cbeyond Inc (a)	28,204	395
Brookline Bancorp Inc	65,078	758
			Fairpoint Communications Inc	98,666	58
Dime Community Bancshares	29,189	352

			Iowa Telecommunications Services Inc	36,050	442
		1,110

			Neutral Tandem Inc (a)	19,896	617

Schools (0.49%)					1,512

American Public Education Inc (a)	17,806	630
			Telephone - Integrated (0.08%)
Capella Education Co (a)	15,658	1,008
			General Communication Inc (a)	48,515	332
Universal Technical Institute Inc (a)	22,371	355

		1,993	Textile - Apparel (0.02%)

Seismic Data Collection (0.08%)			Perry Ellis International Inc (a)	11,627	90
ION Geophysical Corp (a)	118,144	318
			Therapeutics (0.01%)
Semiconductor Component - Integrated Circuits (1.25%)			Theragenics Corp (a)	36,882	46
Cypress Semiconductor Corp (a)	158,152	1,680
Exar Corp (a)	47,445	333	Tobacco (0.10%)
Hittite Microwave Corp (a)	20,768	729	Alliance One International Inc (a)	98,089	406

Micrel Inc	50,455	395	Toys (0.09%)
Pericom Semiconductor Corp (a)	27,900	265	Jakks Pacific Inc (a)	30,787	355
Standard Microsystems Corp (a)	24,167	561
TriQuint Semiconductor Inc (a)	162,452	1,166

		5,129

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Marine (0.54%)			Diversified Banking Institutions (continued)
Kirby Corp (a)	59,290 $	2,194	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.19%
Transport - Services (0.48%)			dated 07/31/09 maturing 08/03/09
Bristow Group Inc (a)	32,140	1,064	(collateralized by US Treasury Notes;
			$3,339,000; 0.875% - 5.125%; dated
HUB Group Inc (a)	41,701	896	12/31/10 - 05/15/16)	$ 3,273 $	3,273

		1,960	Investment in Joint Trading Account;

Transport - Truck (1.13%)			Deutsche Bank Repurchase Agreement;
			0.19% dated 07/31/09 maturing 08/03/09
Arkansas Best Corp	27,884	794	(collateralized by Sovereign Agency
Forward Air Corp	31,904	738	Issues; $3,339,000; 1.625% - 5.375%;
Heartland Express Inc	57,988	893	dated 10/16/09 - 05/28/19)	3,274	3,274
Knight Transportation Inc	62,279	1,130	Investment in Joint Trading Account;
Old Dominion Freight Line Inc (a)	30,416	1,084	Morgan Stanley Repurchase Agreement;

			0.18% dated 07/31/09 maturing 08/03/09
		4,639	(collateralized by Sovereign Agency Issue;

Travel Services (0.11%)			$3,339,000; 1.625%; dated 04/26/2011)	3,274	3,274

Interval Leisure Group Inc (a)	43,491	459			13,095

			TOTAL REPURCHASE AGREEMENTS	$ 13,095

Veterinary Diagnostics (0.12%)
Neogen Corp (a)	16,285	475	Total Investments	$ 408,946
			Other Assets in Excess of Liabilities, Net - 0.25%		1,044

Vitamins & Nutrition Products (0.01%)			TOTAL NET ASSETS - 100.00%	$ 409,990

Mannatech Inc	17,210	60

Water (0.18%)			(a) Non-Income Producing Security
American States Water Co	20,206	734
			Unrealized Appreciation (Depreciation)
Web Portals (0.21%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
United Online Inc	92,144	846	of investments held by the fund as of the period end were as follows:

Wire & Cable Products (0.22%)			Unrealized Appreciation	$ 36,215
Belden Inc	51,344	901	Unrealized Depreciation		(150,536)

			Net Unrealized Appreciation (Depreciation)		(114,321)
Wireless Equipment (0.37%)			Cost for federal income tax purposes		523,267
EMS Technologies Inc (a)	16,767	369	All dollar amounts are shown in thousands (000's)
Novatel Wireless Inc (a)	33,550	318
Viasat Inc (a)	30,170	814	Portfolio Summary (unaudited)

		1,501	Sector		Percent

			Financial		20.27%
TOTAL COMMON STOCKS	$ 395,851		Industrial		18.77%

	Principal		Consumer, Non-cyclical		18.54%
			Consumer, Cyclical		15.01%
	Amount	Value	Technology		10.30%

	(000's)	(000's)	Communications		5.13%

REPURCHASE AGREEMENTS (3.20%)			Utilities		4.30%
Diversified Banking Institutions (3.20%)			Energy		4.09%
			Basic Materials		2.63%
Investment in Joint Trading Account; Bank			Exchange Traded Funds		0.71%
of America Repurchase Agreement; 0.16%			Other Assets in Excess of Liabilities, Net		0.25%

dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency			TOTAL NET ASSETS		100.00%

Issues; $3,339,000; 0.00% - 6.08%; dated			Other Assets Summary (unaudited)

11/16/09 - 08/17/16)	$ 3,274 $	3,274
			Asset Type		Percent

			Futures		2.90%

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	216	$ 11,070	$ 11,906	$ 836
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.83%)			COMMON STOCKS (continued)
Aerospace & Defense (0.87%)			Commercial Banks (continued)
Esterline Technologies Corp (a)	71,770 $	2,041	First Financial Bankshares Inc	39,710 $	2,091
Spirit Aerosystems Holdings Inc (a)	120,690	1,570	FirstMerit Corp	205,013	3,830

		3,611	Great Southern Bancorp Inc	135,430	2,844

Aerospace & Defense Equipment (1.12%)			Iberiabank Corp	35,780	1,676
Moog Inc (a)	72,110	1,944	Independent Bank Corp/Rockland MA	91,940	1,961
Triumph Group Inc	68,060	2,718	MainSource Financial Group Inc	236,786	1,589

		4,662	Prosperity Bancshares Inc	97,890	3,280

			Renasant Corp	144,910	2,158
Airlines (0.25%)			Republic Bancorp Inc/KY	99,630	2,402
JetBlue Airways Corp (a)	201,890	1,032	S&T Bancorp Inc	117,490	1,611
Apparel Manufacturers (0.63%)			Tompkins Financial Corp	11,993	533
G-III Apparel Group Ltd (a)	217,000	2,624	Trustmark Corp	135,770	2,702

					45,009

Applications Software (0.92%)			Commercial Services - Finance (0.57%)
Progress Software Corp (a)	82,990	1,878	Global Cash Access Holdings Inc (a)	261,830	2,356
Quest Software Inc (a)	132,680	1,956

		3,834	Communications Software (0.51%)

Batteries & Battery Systems (0.58%)			DivX Inc (a)	366,380	2,136
EnerSys (a)	121,330	2,401	Computer Software (0.50%)
Building - Heavy Construction (1.50%)			Double-Take Software Inc (a)	240,250	2,090
Granite Construction Inc	66,510	2,253	Computers - Integrated Systems (0.47%)
Sterling Construction Co Inc (a)	136,330	2,172	NCI Inc (a)	62,240	1,972
Tutor Perini Corp (a)	99,870	1,843

		6,268	Consulting Services (1.10%)

Building - Maintenance & Service (0.61%)			FTI Consulting Inc (a)	45,380	2,470
ABM Industries Inc	120,000	2,528	Huron Consulting Group Inc (a)	47,460	2,105

					4,575

Building - Residential & Commercial (0.53%)			Consumer Products - Miscellaneous (0.93%)
Meritage Homes Corp (a)	60,580	1,296	Jarden Corp (a)	157,870	3,892
Ryland Group Inc	44,710	893

		2,189	Containers - Metal & Glass (0.47%)

Building & Construction - Miscellaneous (0.65%)			Silgan Holdings Inc	38,810	1,951
Insituform Technologies Inc (a)	146,710	2,699
			Containers - Paper & Plastic (0.89%)
Chemicals - Specialty (1.16%)			Rock-Tenn Co	82,800	3,723
Arch Chemicals Inc	70,089	1,861
Sensient Technologies Corp	117,200	2,952	Cosmetics & Toiletries (0.47%)

			Chattem Inc (a)	31,250	1,958
		4,813

Commercial Banks (10.81%)			Diagnostic Kits (0.60%)
Bancfirst Corp	48,410	1,735	Inverness Medical Innovations Inc (a)	74,030	2,491
Bank of the Ozarks Inc	82,901	2,096
City Holding Co	119,024	3,835	Distribution & Wholesale (0.52%)
Community Bank System Inc	153,630	2,785	Beacon Roofing Supply Inc (a)	129,300	2,168
Community Trust Bancorp Inc	120,781	3,279
			Diversified Manufacturing Operations (1.98%)
CVB Financial Corp	255,320	1,925	Ameron International Corp	30,670	2,285
First Commonwealth Financial Corp	156,420	1,043	AZZ Inc (a)	72,720	2,818
First Community Bancshares Inc/VA	120,140	1,634

Schedule of Investments
SmallCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Food - Wholesale & Distribution (0.64%)
(continued)			Fresh Del Monte Produce Inc (a)	124,650 $	2,669
Koppers Holdings Inc	112,110 $	3,129

		8,232	Footwear & Related Apparel (0.72%)

Electric - Integrated (3.79%)			Iconix Brand Group Inc (a)	170,360	2,985
Avista Corp	162,830	3,016
Central Vermont Public Service Corp	98,000	1,807	Gas - Distribution (1.95%)
			Northwest Natural Gas Co	74,790	3,339
Empire District Electric Co/The	123,950	2,276
			South Jersey Industries Inc	75,840	2,797
NorthWestern Corp	95,310	2,307
			WGL Holdings Inc	59,710	1,977

Portland General Electric Co	83,882	1,596
					8,113

UIL Holdings Corp	108,740	2,653
Westar Energy Inc	108,000	2,124	Identification Systems - Development (0.54%)

		15,779	Checkpoint Systems Inc (a)	130,010	2,253

Electric Products - Miscellaneous (0.66%)			Instruments - Controls (0.53%)
GrafTech International Ltd (a)	199,180	2,735	Watts Water Technologies Inc	84,050	2,214

Electronic Components - Miscellaneous (1.89%)			Instruments - Scientific (0.61%)
CTS Corp	315,890	2,663	FEI Co (a)	104,190	2,553
OSI Systems Inc (a)	102,960	2,040
Plexus Corp (a)	123,920	3,183	Internet Infrastructure Equipment (0.54%)

		7,886	Avocent Corp (a)	145,120	2,251

Electronic Components - Semiconductors (1.71%)			Internet Infrastructure Software (0.68%)
IXYS Corp	224,020	1,731	TIBCO Software Inc (a)	326,370	2,849
PMC - Sierra Inc (a)	328,710	3,008
Skyworks Solutions Inc (a)	198,750	2,401	Intimate Apparel (0.61%)

		7,140	Warnaco Group Inc/The (a)	69,580	2,528

Engineering - Research & Development Services (0.97%)
EMCOR Group Inc (a)	113,990	2,749	Investment Companies (0.31%)
ENGlobal Corp (a)	266,180	1,291	PennantPark Investment Corp	156,706	1,298

		4,040	Investment Management & Advisory Services (0.79%)

Enterprise Software & Services (2.05%)			Calamos Asset Management Inc	238,080	3,276
JDA Software Group Inc (a)	140,470	2,895
Mantech International Corp (a)	49,537	2,640	Leisure & Recreation Products (0.62%)
SYNNEX Corp (a)	105,030	2,985	WMS Industries Inc (a)	71,475	2,585

		8,520

			Life & Health Insurance (0.68%)
Environmental Consulting & Engineering (0.59%)			Delphi Financial Group Inc	119,020	2,836
Tetra Tech Inc (a)	81,150	2,444
			Machinery - Construction & Mining (0.43%)
Finance - Investment Banker & Broker (2.02%)			Astec Industries Inc (a)	66,220	1,792
Investment Technology Group Inc (a)	112,990	2,525
Knight Capital Group Inc (a)	178,980	3,324	Medical - Biomedical/Gene (0.48%)
Stifel Financial Corp (a)	51,320	2,562	Incyte Corp (a)	381,510	1,984

		8,411

			Medical - Drugs (0.57%)
Food - Canned (0.68%)			PharMerica Corp (a)	114,160	2,393
TreeHouse Foods Inc (a)	87,930	2,853
			Medical - Generic Drugs (0.46%)
Food - Miscellaneous/Diversified (0.48%)			Perrigo Co	70,310	1,908
Ralcorp Holdings Inc (a)	31,550	2,004

Schedule of Investments
SmallCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (0.49%)			Reinsurance (continued)
Magellan Health Services Inc (a)	63,590 $	2,058	IPC Holdings Ltd	100,740 $	2,915
			Platinum Underwriters Holdings Ltd	77,430	2,613

Medical - Nursing Homes (0.54%)					8,309

Skilled Healthcare Group Inc (a)	272,880	2,254
			REITS - Diversified (1.98%)
Medical - Outpatient & Home Medical Care (0.64%)			DuPont Fabros Technology Inc	272,420	2,910
Amedisys Inc (a)	59,580	2,664	Entertainment Properties Trust	114,223	3,119
			PS Business Parks Inc	42,920	2,219

Medical Products (0.48%)					8,248

Cantel Medical Corp (a)	129,180	2,001
			REITS - Healthcare (2.00%)
Metal - Aluminum (0.48%)			Nationwide Health Properties Inc	158,820	4,609
Kaiser Aluminum Corp	60,640	2,005	Senior Housing Properties Trust	198,300	3,700

					8,309

Metal Processors & Fabrication (1.60%)			REITS - Mortgage (0.79%)
Commercial Metals Co	130,540	2,159	Capstead Mortgage Corp	159,730	2,134
LB Foster Co (a)	81,880	2,456	MFA Mortgage Investments Inc	158,940	1,176

RBC Bearings Inc (a)	85,720	2,032			3,310

		6,647

			REITS - Office Property (1.23%)
Networking Products (0.39%)			Corporate Office Properties Trust SBI MD	150,460	5,102
3Com Corp (a)	435,324	1,641
			REITS - Regional Malls (0.47%)
Oil - Field Services (1.34%)			Taubman Centers Inc	72,840	1,938
Hornbeck Offshore Services Inc (a)	112,330	2,446
Oil States International Inc (a)	116,110	3,149	REITS - Shopping Centers (2.09%)

		5,595	Inland Real Estate Corp	392,220	2,895

Oil Company - Exploration & Production (2.61%)			Saul Centers Inc	71,210	2,412
Berry Petroleum Co	79,080	1,876	Urstadt Biddle Properties Inc	220,079	3,387

Concho Resources Inc/Midland TX (a)	84,590	2,597			8,694

Mariner Energy Inc (a)	190,830	2,288	REITS - Single Tenant (0.49%)
St Mary Land & Exploration Co	86,510	2,065	Realty Income Corp	86,240	2,034
Swift Energy Co (a)	103,900	2,047

		10,873	Rental - Auto & Equipment (0.45%)

			Aaron's Inc	67,700	1,860
Oil Field Machinery & Equipment (0.52%)
T-3 Energy Services Inc (a)	160,380	2,173	Research & Development (0.49%)
			Parexel International Corp (a)	133,270	2,062
Physical Therapy & Rehabilitation Centers (0.55%)
RehabCare Group Inc (a)	94,830	2,282	Retail - Apparel & Shoe (2.40%)
			Childrens Place Retail Stores Inc/The (a)	79,930	2,619
Private Corrections (0.46%)			Dress Barn Inc (a)	185,760	2,896
Cornell Cos Inc (a)	111,390	1,908	Genesco Inc (a)	88,800	1,929
Property & Casualty Insurance (2.52%)			JOS A Bank Clothiers Inc (a)	69,339	2,537

American Physicians Capital Inc	80,885	3,599			9,981

Amerisafe Inc (a)	161,660	2,688	Retail - Automobile (0.60%)
First Mercury Financial Corp	162,044	2,342	America's Car-Mart Inc (a)	114,250	2,499
Harleysville Group Inc	59,969	1,860

		10,489	Retail - Convenience Store (0.56%)

			Casey's General Stores Inc	85,240	2,338
Reinsurance (2.00%)
Argo Group International Holdings Ltd (a)	82,760	2,781

Schedule of Investments
SmallCap Value Fund
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (0.33%)			Toys (0.34%)
BJ's Wholesale Club Inc (a)	41,070 $	1,370	Jakks Pacific Inc (a)	123,110 $	1,419

Retail - Fabric Store (0.68%)			Transport - Air Freight (0.43%)
Jo-Ann Stores Inc (a)	122,400	2,852	Atlas Air Worldwide Holdings Inc (a)	71,530	1,785

Retail - Gardening Products (0.67%)			Transport - Services (0.48%)
Tractor Supply Co (a)	58,290	2,796	HUB Group Inc (a)	93,240	2,004

Retail - Hair Salons (0.44%)			Transport - Truck (1.05%)
Regis Corp	133,787	1,828	Marten Transport Ltd (a)	99,540	1,756
			Old Dominion Freight Line Inc (a)	73,440	2,617

Retail - Pawn Shops (0.38%)					4,373

Cash America International Inc	59,400	1,588
			Water (0.46%)
Retail - Restaurants (1.73%)			American Water Works Co Inc	98,090	1,933
Buffalo Wild Wings Inc (a)	40,970	1,653
CKE Restaurants Inc	229,160	2,028	Wire & Cable Products (0.36%)
Jack in the Box Inc (a)	109,900	2,319	Insteel Industries Inc	147,480	1,503
Red Robin Gourmet Burgers Inc (a)	63,350	1,186	Wireless Equipment (0.37%)

		7,186	Viasat Inc (a)	57,030	1,540

Savings & Loans - Thrifts (1.41%)			TOTAL COMMON STOCKS	$ 403,199

ESSA Bancorp Inc	115,860	1,560		Principal
Flushing Financial Corp	214,221	2,273		Amount	Value
Provident Financial Services Inc	171,430	2,030		(000's)	(000's)

		5,863	REPURCHASE AGREEMENTS (3.20%)

Semiconductor Equipment (0.81%)			Diversified Banking Institutions (3.20%)
Novellus Systems Inc (a)	80,030	1,566	Investment in Joint Trading Account; Bank
Ultratech Inc (a)	152,160	1,812	of America Repurchase Agreement; 0.16%

			dated 07/31/09 maturing 08/03/09
		3,378	(collateralized by Sovereign Agency

Steel - Producers (0.51%)			Issues; $3,400,000; 0.00% - 6.08%; dated
			11/16/09 - 08/17/16)	$ 3,334 $	3,334
Schnitzer Steel Industries Inc	39,620	2,130
			Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.19%
Steel - Specialty (0.50%)			dated 07/31/09 maturing 08/03/09
Universal Stainless & Alloy (a)	118,287	2,083	(collateralized by US Treasury Notes;
			$3,400,000; 0.875% - 5.125%; dated
Steel Pipe & Tube (1.19%)			12/31/10 - 05/15/16)	3,333	3,333
Northwest Pipe Co (a)	66,900	2,327	Investment in Joint Trading Account;
Valmont Industries Inc	36,850	2,646	Deutsche Bank Repurchase Agreement;

			0.19% dated 07/31/09 maturing 08/03/09
		4,973	(collateralized by Sovereign Agency

Telecommunication Equipment (0.62%)			Issues; $3,400,000; 1.625% - 5.375%;
Anaren Inc (a)	143,560	2,581	dated 10/16/09 - 05/28/19)	3,334	3,334

Telecommunication Services (0.76%)
Consolidated Communications Holdings Inc	136,510	1,724
Premiere Global Services Inc (a)	150,147	1,440

		3,164

Telephone - Integrated (0.50%)
Alaska Communications Systems Group Inc	278,363	2,063

Schedule of Investments SmallCap Value Fund July 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.18% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency Issue;
$3,400,000; 1.625%; dated 04/26/2011)	$ 3,334 $	3,334

13,335

TOTAL REPURCHASE AGREEMENTS	$ 13,335

Total Investments	$ 416,534
Liabilities in Excess of Other Assets, Net - (0.03)%		(113)

TOTAL NET ASSETS - 100.00%	$ 416,421

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 45,516
Unrealized Depreciation	(59,614)

Net Unrealized Appreciation (Depreciation)	(14,098)
Cost for federal income tax purposes	430,632
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	32.77%
Industrial	19.39%
Consumer, Cyclical	12.00%
Consumer, Non-cyclical	11.70%
Technology	6.98%
Utilities	6.20%
Energy	4.48%
Communications	3.86%
Basic Materials	2.65%
Liabilities in Excess of Other Assets, Net	(0.03%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.28%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.26%)			Applications Software (0.24%)
Ceradyne Inc (a)	44,559 $	804	American Reprographics Co (a)	19,536 $	169
			Callidus Software Inc (a)	3,433	9
Advertising Services (0.02%)			China Information Security Technology Inc	1,088	4
inVentiv Health Inc (a)	3,754	58	(a)
Marchex Inc	2,610	11	Deltek Inc (a)	186	1

		69	OpenTV Corp (a)	14,577	20

Aerospace & Defense (0.23%)			Progress Software Corp (a)	9,982	226
Esterline Technologies Corp (a)	17,512	498	Quest Software Inc (a)	19,938	294

Herley Industries Inc (a)	3,757	46			723

Teledyne Technologies Inc (a)	4,279	140	Audio & Video Products (0.02%)

		684	Audiovox Corp (a)	5,083	40

Aerospace & Defense Equipment (0.92%)			Universal Electronics Inc (a)	878	19

AAR Corp (a)	6,111	117			59

Argon ST Inc (a)	551	11	Auto - Medium & Heavy Duty Trucks (0.12%)
Curtiss-Wright Corp	23,299	770	Force Protection Inc (a)	69,300	358
Ducommun Inc	26,938	465
Heico Corp	15,881	586	Auto/Truck Parts & Equipment - Original (0.30%)
LMI Aerospace Inc (a)	1,156	11	ArvinMeritor Inc	8,945	65
Moog Inc (a)	10,736	289	Spartan Motors Inc	89,691	628
Triumph Group Inc	13,627	544	Superior Industries International Inc	3,949	62

		2,793	Tenneco Inc (a)	6,598	107

			Titan International Inc	5,437	40

Agricultural Operations (0.41%)					902

Andersons Inc/The	38,474	1,240
			Auto/Truck Parts & Equipment - Replacement (0.39%)
Air Pollution Control Equipment (0.00%)			ATC Technology Corp/IL (a)	52,244	1,093
Met-Pro Corp	899	10	Dorman Products Inc (a)	2,617	43
			Exide Technologies (a)	11,603	56

Airlines (0.95%)					1,192

Airtran Holdings Inc (a)	18,313	133
Alaska Air Group Inc (a)	5,054	116	B2B - E-Commerce (0.08%)
Allegiant Travel Co (a)	9,000	390	Global Sources Ltd (a)	4,066	26
Hawaiian Holdings Inc (a)	109,362	699	i2 Technologies Inc (a)	16,380	221

JetBlue Airways Corp (a)	54,877	280			247

Republic Airways Holdings Inc (a)	111,697	572	Batteries & Battery Systems (0.05%)
Skywest Inc	51,129	648	EnerSys (a)	7,177	142
US Airways Group Inc (a)	19,084	56	Ultralife Corp (a)	171	1

		2,894			143

Apparel Manufacturers (0.70%)			Beverages - Non-Alcoholic (0.02%)
Carter's Inc (a)	21,062	597	Heckmann Corp (a)	12,613	45
Columbia Sportswear Co	1,988	70	National Beverage Corp (a)	1,474	16

G-III Apparel Group Ltd (a)	2,361	28			61

Jones Apparel Group Inc	14,628	201	Broadcasting Services & Programming (0.18%)
Maidenform Brands Inc (a)	23,468	325	Crown Media Holdings Inc (a)	2,222	5
Oxford Industries Inc	2,554	35	DG FastChannel Inc (a)	10,102	212
Quiksilver Inc (a)	31,977	69	Fisher Communications Inc	1,635	30
True Religion Apparel Inc (a)	22,457	502	Outdoor Channel Holdings Inc (a)	3,407	26
Volcom Inc (a)	23,707	288	World Wrestling Entertainment Inc	20,783	273

		2,115			546

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Heavy Construction (0.42%)			Building Products - Wood (0.20%)
Granite Construction Inc	26,601 $	901	Universal Forest Products Inc	13,459 $	601
Sterling Construction Co Inc (a)	3,303	53
Tutor Perini Corp (a)	18,107	334	Cable/Satellite TV (0.01%)

		1,288	Mediacom Communications Corp (a)	7,388	35

Building - Maintenance & Service (0.10%)			Casino Hotels (0.00%)
ABM Industries Inc	14,276	301	Monarch Casino & Resort Inc (a)	577	5

Building - Mobile Home & Manufactured Housing (0.03%)			Cellular Telecommunications (0.26%)
Cavco Industries Inc (a)	1,820	62	iPCS Inc (a)	384	7
Skyline Corp	1,727	42	Syniverse Holdings Inc (a)	32,773	575

		104	Virgin Mobile USA Inc (a)	40,169	197

Building - Residential & Commercial (0.26%)					779

Amrep Corp (a)	366	5	Chemicals - Diversified (0.93%)
Beazer Homes USA Inc (a)	10,242	33	Aceto Corp	37,211	262
Brookfield Homes Corp	9,246	52	Innophos Holdings Inc	50,754	953
Hovnanian Enterprises Inc (a)	6,418	20	Innospec Inc	17,797	212
M/I Homes Inc (a)	4,403	58	Olin Corp	49,158	678
Meritage Homes Corp (a)	8,009	171	Rockwood Holdings Inc (a)	23,298	418
Ryland Group Inc	7,442	149	ShengdaTech Inc (a)	8,167	42
Standard Pacific Corp (a)	87,149	300	Solutia Inc (a)	18,541	166

		788	Westlake Chemical Corp	3,722	93

Building & Construction - Miscellaneous (0.32%)					2,824

Dycom Industries Inc (a)	44,390	565	Chemicals - Fibers (0.01%)
Insituform Technologies Inc (a)	5,631	104	Zoltek Cos Inc (a)	4,340	43
Integrated Electrical Services Inc (a)	1,215	11
Layne Christensen Co (a)	12,851	305	Chemicals - Plastics (0.70%)

		985	PolyOne Corp (a)	16,130	69

			Schulman A Inc	53,678	1,144
Building & Construction Products -
Miscellaneous (0.52%)			Spartech Corp	72,465	906

Drew Industries Inc (a)	2,024	39			2,119

Gibraltar Industries Inc	56,925	442	Chemicals - Specialty (1.02%)
Interline Brands Inc (a)	36,707	622	Arch Chemicals Inc	4,107	109
Louisiana-Pacific Corp	16,661	70	HB Fuller Co	39,772	802
NCI Building Systems Inc (a)	21,906	86	ICO Inc (a)	7,105	29
Quanex Building Products Corp	23,397	278	Minerals Technologies Inc	8,948	389
Trex Co Inc (a)	2,686	44	NewMarket Corp	8,434	638

		1,581	OM Group Inc (a)	20,794	700

Building Products - Air & Heating (0.48%)			Quaker Chemical Corp	2,969	53
AAON Inc	13,062	256	Sensient Technologies Corp	9,110	229
Comfort Systems USA Inc	100,873	1,188	Stepan Co	169	8

		1,444	WR Grace & Co (a)	8,230	137

Building Products - Cement & Aggregate (0.05%)					3,094

Texas Industries Inc	3,670	167	Circuit Boards (0.29%)
			Multi-Fineline Electronix Inc (a)	11,900	271
Building Products - Doors & Windows (0.18%)			Park Electrochemical Corp	2,107	49
Apogee Enterprises Inc	37,356	545	TTM Technologies Inc (a)	57,100	564

					884

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coal (0.05%)			Commercial Banks (continued)
International Coal Group Inc (a)	14,633 $	45	First Financial Corp/IN	1,981 $	64
Patriot Coal Corp (a)	11,023	92	First Merchants Corp	16,237	128
Westmoreland Coal Co (a)	2,078	17	First Midwest Bancorp Inc/IL	63,076	527

		154	First South Bancorp Inc/Washington NC	5,844	75

Coffee (0.01%)			FirstMerit Corp	82,543	1,542
Farmer Bros Co	1,139	26	FNB Corp/PA	166,148	1,289
			Glacier Bancorp Inc	20,139	314
Collectibles (0.08%)			Guaranty Bancorp (a)	34,931	63
RC2 Corp (a)	15,664	239	Hancock Holding Co	13,636	551
			Hanmi Financial Corp	43,410	76
Commercial Banks (9.91%)			Harleysville National Corp	7,720	42
1st Source Corp	10,643	176	Heartland Financial USA Inc	8,246	139
Alliance Financial Corp/NY	1,900	54	Home Bancshares Inc/Conway AR	2,324	51
Ameris Bancorp	14,485	94	Iberiabank Corp	24,163	1,132
Ames National Corp	1,079	28	Independent Bank Corp/Rockland MA	26,200	559
Arrow Financial Corp	975	27	Integra Bank Corp	13,202	21
Bancfirst Corp	7,615	273	International Bancshares Corp	8,727	115
Banco Latinoamericano de Comercio			Lakeland Bancorp Inc	22,125	200
Exterior SA	21,977	283	Lakeland Financial Corp	11,847	232
Bank Mutual Corp	7,879	78	MainSource Financial Group Inc	23,158	155
Bank of the Ozarks Inc	18,449	466	MB Financial Inc	5,926	81
Banner Corp	4,700	19	Metro Bancorp Inc (a)	1,045	19
Bryn Mawr Bank Corp	1,570	29	Nara Bancorp Inc	22,051	130
Camden National Corp	1,310	44	National Penn Bancshares Inc	91,416	455
Capital City Bank Group Inc	3,252	52	NBT Bancorp Inc	25,191	578
Cardinal Financial Corp	4,273	33	Old National Bancorp/IN	50,597	572
Cathay General Bancorp	12,992	118	Old Second Bancorp Inc	5,060	26
Centerstate Banks Inc	2,058	14	Oriental Financial Group Inc	18,869	266
Central Pacific Financial Corp	33,747	73	Pacific Capital Bancorp NA	37,970	80
Chemical Financial Corp	15,007	326	Pacific Continental Corp	8,900	95
Citizens & Northern Corp	2,675	55	PacWest Bancorp	11,991	193
Citizens Republic Bancorp Inc (a)	148,857	85	Park National Corp	4,243	270
City Holding Co	26,102	841	Peapack Gladstone Financial Corp	2,276	43
Colonial BancGroup Inc/The	61,495	38	Peoples Bancorp Inc/OH	15,636	286
Columbia Banking System Inc	19,065	231	Pinnacle Financial Partners Inc (a)	4,220	66
Community Bank System Inc	50,837	922	Premierwest Bancorp	7,309	26
Community Trust Bancorp Inc	31,252	848	PrivateBancorp Inc	2,008	50
CVB Financial Corp	189,252	1,427	Prosperity Bancshares Inc	35,328	1,184
East West Bancorp Inc	31,015	274	Renasant Corp	29,056	433
Enterprise Financial Services Corp	1,616	17	Republic Bancorp Inc/KY	17,151	414
Farmers Capital Bank Corp	6,283	130	S&T Bancorp Inc	35,736	490
Financial Institutions Inc	10,520	155	Sandy Spring Bancorp Inc	2,881	47
First Bancorp Inc/ME	2,658	52	Santander BanCorp	1,354	8
First Bancorp/Puerto Rico	88,233	274	SCBT Financial Corp	2,086	54
First Bancorp/Troy NC	7,525	137	Shore Bancshares Inc	4,483	88
First Busey Corp	7,394	46	Sierra Bancorp	10,006	139
First Commonwealth Financial Corp	52,230	348	Signature Bank/New York NY (a)	1,861	55
First Community Bancshares Inc/VA	29,675	404	Simmons First National Corp	8,501	255
First Financial Bancorp	53,553	463	Smithtown Bancorp Inc	4,335	50
First Financial Bankshares Inc	9,968	525

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (1.33%)
South Financial Group Inc/The	24,807 $	40	Advance America Cash Advance Centers Inc	25,087 $	138
Southside Bancshares Inc	15,783	357	Asset Acceptance Capital Corp (a)	2,742	21
Southwest Bancorp Inc/Stillwater OK	17,254	174	Deluxe Corp	114,114	1,786
State Bancorp Inc/NY	4,634	41	Dollar Financial Corp (a)	37,333	586
StellarOne Corp	3,873	57	Global Cash Access Holdings Inc (a)	41,475	373
Sterling Bancorp/NY	30,203	244	Heartland Payment Systems Inc	45,965	490
Sterling Bancshares Inc/TX	55,057	444	Jackson Hewitt Tax Service Inc	7,204	44
Sterling Financial Corp/WA	51,465	144	Tree.com Inc (a)	1,756	18
Suffolk Bancorp	4,957	146	Wright Express Corp (a)	20,800	588

Sun Bancorp Inc/NJ (a)	3,564	16			4,044

Susquehanna Bancshares Inc	35,769	188	Communications Software (0.08%)
SVB Financial Group (a)	17,763	626	Digi International Inc (a)	4,449	45
SY Bancorp Inc	1,881	46	DivX Inc (a)	3,600	21
Texas Capital Bancshares Inc (a)	5,408	90	Seachange International Inc (a)	4,326	40
Tompkins Financial Corp	892	40	SolarWinds Inc (a)	6,883	138

TowneBank/Portsmouth VA	3,502	46			244

Trico Bancshares	18,524	308
Trustco Bank Corp NY	8,375	53	Computer Aided Design (0.19%)
Trustmark Corp	28,652	570	Aspen Technology Inc (a)	49,126	486
UCBH Holdings Inc	71,858	87	MSC.Software Corp (a)	7,620	56
UMB Financial Corp	20,854	870	Parametric Technology Corp (a)	2,020	26

Umpqua Holdings Corp	35,956	349			568

Union Bankshares Corp/VA	7,448	116	Computer Graphics (0.01%)
United Bankshares Inc	13,114	266	Monotype Imaging Holdings Inc (a)	6,259	46
United Community Banks Inc/GA	30,602	206
Univest Corp of Pennsylvania	2,240	58	Computer Services (0.82%)
Washington Trust Bancorp Inc	10,957	199	CACI International Inc (a)	4,405	203
Webster Financial Corp	7,879	89	Ciber Inc (a)	80,649	267
WesBanco Inc	15,825	264	COMSYS IT Partners Inc (a)	8,678	61
West Bancorporation Inc	17,914	106	Dynamics Research Corp (a)	9,800	121
West Coast Bancorp/OR	7,500	18	Insight Enterprises Inc (a)	26,586	274
Westamerica Bancorporation	2,140	112	Ness Technologies Inc (a)	10,641	57
Western Alliance Bancorp (a)	7,790	54	Perot Systems Corp (a)	62,010	991
Wilshire Bancorp Inc	44,072	324	SRA International Inc (a)	4,998	98
Wintrust Financial Corp	4,184	109	SYKES Enterprises Inc (a)	13,679	272
Yadkin Valley Financial Corp	6,154	42	Unisys Corp (a)	57,060	102

		30,086	Virtusa Corp (a)	5,239	49

					2,495

Commercial Services (0.88%)
DynCorp International Inc (a)	53,306	1,083	Computer Software (0.01%)
First Advantage Corp (a)	2,460	40	Avid Technology Inc (a)	3,398	42
ICT Group Inc (a)	519	5	Double-Take Software Inc (a)	414	3

Live Nation Inc (a)	12,824	75			45

PHH Corp (a)	51,084	936	Computers (0.02%)
Standard Parking Corp (a)	1,713	29	Palm Inc (a)	2,341	37
Steiner Leisure Ltd (a)	1,298	41	Silicon Graphics International Corp (a)	7,335	37

TeleTech Holdings Inc (a)	28,150	471			74

		2,680	Computers - Integrated Systems (0.18%)

			Cray Inc (a)	2,606	21

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Containers - Paper & Plastic (continued)
Integral Systems Inc/MD (a)	3,324 $	24	Rock-Tenn Co	35,951 $	1,616

Mercury Computer Systems Inc (a)	23,501	270			1,679

MTS Systems Corp	2,599	61	Cosmetics & Toiletries (0.07%)
Netscout Systems Inc (a)	10,137	101	Bare Escentuals Inc (a)	13,299	118
Radisys Corp (a)	6,499	51	Chattem Inc (a)	314	20
Super Micro Computer Inc (a)	2,082	17	Elizabeth Arden Inc (a)	6,053	58

		545	Inter Parfums Inc	3,074	31

Computers - Memory Devices (0.08%)					227

Imation Corp	8,121	74	Data Processing & Management (0.17%)
Quantum Corp (a)	114,859	105	Acxiom Corp	3,398	33
Silicon Storage Technology Inc (a)	21,222	40	CSG Systems International Inc (a)	16,712	279
Smart Modular Technologies WWH Inc (a)	10,405	31	Fair Isaac Corp	8,318	159

		250	infoGROUP Inc	10,007	60

Computers - Peripheral Equipment (0.05%)					531

Electronics for Imaging Inc (a)	8,326	95	Decision Support Software (0.03%)
Rimage Corp (a)	2,740	46	SPSS Inc (a)	1,896	94

		141

Consulting Services (0.31%)			Diagnostic Equipment (0.01%)
CRA International Inc (a)	455	12	Affymetrix Inc (a)	2,602	23
Forrester Research Inc (a)	797	18
			Diagnostic Kits (0.00%)
Gartner Inc (a)	21,666	371
			OraSure Technologies Inc (a)	853	2
Hackett Group Inc/The (a)	5,210	16
Hill International Inc (a)	738	3	Direct Marketing (0.02%)
MAXIMUS Inc	1,992	85	Harte-Hanks Inc	6,392	69
Watson Wyatt Worldwide Inc	11,647	435

		940	Disposable Medical Products (0.00%)

Consumer Products - Miscellaneous (1.12%)			Medical Action Industries Inc (a)	839	10
American Greetings Corp	20,749	327	Distribution & Wholesale (0.82%)
Blyth Inc	9,490	403	Beacon Roofing Supply Inc (a)	2,062	35
Central Garden and Pet Co - A Shares (a)	66,904	755	BMP Sunstone Corp (a)	785	4
Central Garden and Pet Co (a)	33,050	405	Brightpoint Inc (a)	63,496	377
CSS Industries Inc	2,198	51	Core-Mark Holding Co Inc (a)	17,161	461
Helen of Troy Ltd (a)	28,276	615	Houston Wire & Cable Co	8,274	89
Jarden Corp (a)	3,871	96	Owens & Minor Inc	1,223	54
Prestige Brands Holdings Inc (a)	43,646	285	Pool Corp	3,688	87
Tupperware Brands Corp	12,383	422	Scansource Inc (a)	4,359	124
WD-40 Co	1,335	40	School Specialty Inc (a)	18,086	405

		3,399	Titan Machinery Inc (a)	268	3

Containers - Metal & Glass (0.37%)			United Stationers Inc (a)	12,053	559
Bway Holding Co (a)	1,903	30	Watsco Inc	5,790	304

Greif Inc	5,142	264			2,502

Silgan Holdings Inc	16,246	817	Diversified Manufacturing Operations (2.12%)

		1,111	Actuant Corp	18,955	243

Containers - Paper & Plastic (0.55%)			Acuity Brands Inc	21,586	637
AEP Industries Inc (a)	98	3	Ameron International Corp	16,011	1,193
Graphic Packaging Holding Co (a)	27,978	60	AO Smith Corp	12,219	477
			AZZ Inc (a)	13,715	532

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electric - Integrated (continued)
(continued)			MGE Energy Inc	4,403 $	158
Barnes Group Inc	55,370 $	779	NorthWestern Corp	6,992	169
Blount International Inc (a)	4,456	42	Otter Tail Corp	5,238	122
Brink's Co/The	10,097	274	Pike Electric Corp (a)	2,395	25
Colfax Corp (a)	4,691	44	PNM Resources Inc	13,171	161
EnPro Industries Inc (a)	57,032	1,016	Portland General Electric Co	86,257	1,641
Federal Signal Corp	8,379	74	UIL Holdings Corp	16,547	404
GenTek Inc (a)	2,309	55	Unisource Energy Corp	52,745	1,456
Griffon Corp (a)	7,681	74	Unitil Corp	1,590	33
Koppers Holdings Inc	24,403	681	Westar Energy Inc	56,577	1,113

Standex International Corp	10,975	138			8,573

Tredegar Corp	11,273	165

		6,424	Electric Products - Miscellaneous (0.48%)

			GrafTech International Ltd (a)	82,614	1,134
Diversified Minerals (0.02%)			Graham Corp	1,055	15
AMCOL International Corp	2,821	53	Littelfuse Inc (a)	3,364	79
United States Lime & Minerals Inc (a)	108	4	Molex Inc	12,173	216

		57			1,444

Diversified Operations (0.06%)			Electronic Components - Miscellaneous (0.70%)
Compass Diversified Holdings	20,466	184	Bel Fuse Inc	2,868	53
Diversified Operations & Commercial Services (0.07%)			Benchmark Electronics Inc (a)	63,736	1,007
Viad Corp	11,884	211	CTS Corp	5,555	47
			Daktronics Inc	1,176	10
Drug Delivery Systems (0.03%)			LaBarge Inc (a)	755	8
I-Flow Corp (a)	3,349	25	Methode Electronics Inc	33,692	255
Noven Pharmaceuticals Inc (a)	3,812	63	OSI Systems Inc (a)	14,851	294

		88	Plexus Corp (a)	10,504	270

			Rogers Corp (a)	1,929	48
E-Commerce - Products (0.13%)
1-800-Flowers.com Inc (a)	6,207	15	Stoneridge Inc (a)	4,091	18
NutriSystem Inc	22,548	321	Technitrol Inc	14,525	106

Shutterfly Inc (a)	3,277	52			2,116

		388	Electronic Components - Semiconductors (1.29%)

			Actel Corp (a)	5,115	57
E-Commerce - Services (0.01%)
Internet Brands Inc (a)	3,608	27	Amkor Technology Inc (a)	39,141	245
Orbitz Worldwide Inc (a)	5,929	16	Applied Micro Circuits Corp (a)	28,447	246

		43	Ceva Inc (a)	747	7

			DSP Group Inc (a)	23,184	202
Educational Software (0.07%)			IXYS Corp	1,123	9
Rosetta Stone Inc (a)	6,697	206	Lattice Semiconductor Corp (a)	41,392	91
			Microtune Inc (a)	6,287	13
Electric - Integrated (2.82%)
			Omnivision Technologies Inc (a)	7,866	104
Allete Inc	3,967	127
			PMC - Sierra Inc (a)	56,502	517
Avista Corp	31,375	581
			QLogic Corp (a)	27,350	357
Black Hills Corp	9,325	243
			Semtech Corp (a)	12,771	235
Central Vermont Public Service Corp	1,775	33
			Silicon Image Inc (a)	22,003	54
CH Energy Group Inc	7,708	381
			Skyworks Solutions Inc (a)	96,287	1,163
Cleco Corp	32,342	766
			Zoran Corp (a)	54,587	629

El Paso Electric Co (a)	57,664	871
					3,929

Empire District Electric Co/The	5,136	94
IDACORP Inc	7,019	195

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Design Automation (0.04%)			Filtration & Separation Products (0.06%)
Cogo Group Inc (a)	7,202 $	47	CLARCOR Inc	5,550 $	184
Mentor Graphics Corp (a)	12,461	87

		134	Finance - Auto Loans (0.00%)

			Credit Acceptance Corp (a)	132	4
Electronic Measurement Instruments (0.04%)
Analogic Corp	1,219	46	Finance - Consumer Loans (0.79%)
FARO Technologies Inc (a)	450	8	Encore Capital Group Inc (a)	18,731	231
Measurement Specialties Inc (a)	3,945	32	Nelnet Inc (a)	23,698	339
Zygo Corp (a)	4,436	28	Ocwen Financial Corp (a)	24,844	354

		114	World Acceptance Corp (a)	62,189	1,475

E-Marketing & Information (0.02%)					2,399

Digital River Inc (a)	1,317	47	Finance - Credit Card (0.01%)
			CompuCredit Holdings Corp (a)	12,593	38
Energy - Alternate Sources (0.04%)
Headwaters Inc (a)	39,558	121	Finance - Investment Banker & Broker (2.02%)
			Diamond Hill Investment Group Inc (a)	85	5
Engineering - Research & Development Services (0.94%)			E*Trade Financial Corp (a)	71,722	108
EMCOR Group Inc (a)	117,667	2,838	Evercore Partners Inc - Class A	16,541	325
ENGlobal Corp (a)	310	1	Greenhill & Co Inc	4,387	330
VSE Corp	226	7	International Assets Holding Corp (a)	153	3

		2,846	Investment Technology Group Inc (a)	18,000	402

Engines - Internal Combustion (0.05%)			KBW Inc (a)	3,153	92
Briggs & Stratton Corp	8,765	150	Knight Capital Group Inc (a)	99,850	1,854
			LaBranche & Co Inc (a)	8,387	32
Enterprise Software & Services (0.91%)			MF Global Ltd (a)	24,508	156
American Software Inc/Georgia	490	3	Oppenheimer Holdings Inc	1,525	43
Epicor Software Corp (a)	7,201	44	optionsXpress Holdings Inc	34,422	622
JDA Software Group Inc (a)	11,843	244	Penson Worldwide Inc (a)	57,274	668
Lawson Software Inc (a)	13,696	81	Piper Jaffray Cos (a)	13,187	605
Mantech International Corp (a)	4,792	255	Sanders Morris Harris Group Inc	5,802	34
MedAssets Inc (a)	14,691	275	Stifel Financial Corp (a)	8,525	426
MicroStrategy Inc (a)	9,031	551	SWS Group Inc	28,252	389
Omnicell Inc (a)	1,272	16	TradeStation Group Inc (a)	4,315	32

Open Text Corp (a)	170	6			6,126

Sybase Inc (a)	15,943	571
SYNNEX Corp (a)	25,424	723	Finance - Leasing Company (0.11%)

		2,769	Financial Federal Corp	16,659	338

Entertainment Software (0.19%)			Finance - Mortgage Loan/Banker (0.02%)
Take-Two Interactive Software Inc (a)	62,072	591	Doral Financial Corp (a)	26,227	57

Environmental Monitoring & Detection (0.00%)			Finance - Other Services (0.08%)
Mine Safety Appliances Co	514	14	BGC Partners Inc	50,449	231

E-Services - Consulting (0.02%)			Financial Guarantee Insurance (0.89%)
Keynote Systems Inc (a)	1,777	18	Ambac Financial Group Inc	46,281	35
Perficient Inc (a)	5,977	44	Assured Guaranty Ltd	130,642	1,825

		62	MGIC Investment Corp	59,442	392

Fiduciary Banks (0.08%)			Primus Guaranty Ltd (a)	4,812	14
Boston Private Financial Holdings Inc	54,938	252	Radian Group Inc	127,864	426

					2,692

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Fisheries (0.00%)			Gas - Distribution (2.75%)
HQ Sustainable Maritime Industries Inc (a)	171 $	1	Chesapeake Utilities Corp	1,949 $	65
			Laclede Group Inc/The	14,647	492
Food - Canned (0.32%)			New Jersey Resources Corp	57,732	2,228
Del Monte Foods Co	45,523	440	Nicor Inc	25,518	930
Seneca Foods Corp (a)	925	23	Northwest Natural Gas Co	10,429	465
TreeHouse Foods Inc (a)	15,466	502	Piedmont Natural Gas Co Inc	21,392	527

		965	South Jersey Industries Inc	19,201	708

Food - Miscellaneous/Diversified (0.56%)			Southwest Gas Corp	51,245	1,241
American Italian Pasta Co (a)	19,200	604	WGL Holdings Inc	51,426	1,703

B&G Foods Inc	3,565	30			8,359

Chiquita Brands International Inc (a)	67,871	832	Gold Mining (0.12%)
Diamond Foods Inc	972	27	Royal Gold Inc	7,672	315
Hain Celestial Group Inc (a)	5,135	85	US Gold Corp (a)	11,849	35

M&F Worldwide Corp (a)	1,941	39			350

Seaboard Corp	55	60
Smart Balance Inc (a)	3,965	24	Golf (0.02%)

		1,701	Callaway Golf Co	11,543	74

Food - Retail (0.13%)			Hazardous Waste Disposal (0.03%)
Ingles Markets Inc	3,376	56	EnergySolutions Inc	11,499	99
Ruddick Corp	5,969	140
Village Super Market Inc	92	3	Heart Monitors (0.01%)
Weis Markets Inc	1,493	49	Cardiac Science Corp (a)	4,386	17
Winn-Dixie Stores Inc (a)	9,630	137

			Home Furnishings (0.47%)
		385

			American Woodmark Corp	1,797	42
Food - Wholesale & Distribution (0.79%)			Ethan Allen Interiors Inc	11,673	149
Fresh Del Monte Produce Inc (a)	45,414	973	Furniture Brands International Inc	36,728	147
Nash Finch Co	27,595	847	Hooker Furniture Corp	2,996	41
Spartan Stores Inc	44,615	575	Kimball International Inc	8,684	59

		2,395	La-Z-Boy Inc	9,176	62

Footwear & Related Apparel (0.54%)			Sealy Corp (a)	10,625	27
CROCS Inc (a)	10,335	35	Tempur-Pedic International Inc	60,865	903

Deckers Outdoor Corp (a)	3,384	229			1,430

Iconix Brand Group Inc (a)	33,524	587	Hotels & Motels (0.13%)
Skechers U.S.A. Inc (a)	15,746	218	Choice Hotels International Inc	4,905	137
Steven Madden Ltd (a)	5,992	192	Gaylord Entertainment Co (a)	5,685	81
Timberland Co/The (a)	27,478	375	Marcus Corp	4,871	62

		1,636	Orient-Express Hotels Ltd	11,798	104

Funeral Services & Related Items (0.14%)					384

Stewart Enterprises Inc	86,012	421	Human Resources (0.48%)
			AMN Healthcare Services Inc (a)	26,500	193
Gambling (Non-Hotel) (0.14%)			CDI Corp	2,764	35
Isle of Capri Casinos Inc (a)	32,486	386	Cross Country Healthcare Inc (a)	29,720	248
Pinnacle Entertainment Inc (a)	4,988	50	Heidrick & Struggles International Inc	2,950	60

		436	Kelly Services Inc	4,311	51

Garden Products (0.05%)			Kforce Inc (a)	22,425	218
Toro Co	4,090	142	Korn/Ferry International (a)	7,366	103
			MPS Group Inc (a)	16,764	145
			On Assignment Inc (a)	9,210	39

Schedule of Investments SmallCap Value Fund I July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Internet Security (0.10%)
Spherion Corp (a)	47,327 $	260	SonicWALL Inc (a)	39,442 $	299
TrueBlue Inc (a)	7,464	95	VASCO Data Security International Inc (a)	1,604	12

		1,447			311

Identification Systems - Development (0.29%)			Internet Telephony (0.01%)
Brady Corp	8,198	241	Ibasis Inc (a)	6,283	12
Checkpoint Systems Inc (a)	36,476	632	j2 Global Communications Inc (a)	1,008	24

		873			36

Industrial Audio & Video Products (0.01%)			Intimate Apparel (0.12%)
China Security & Surveillance Technology			Warnaco Group Inc/The (a)	10,290	374
Inc (a)	1,766	16
			Investment Companies (0.83%)
Industrial Automation & Robots (0.09%)			Allied Capital Corp	79,880	319
Cognex Corp	5,647	93	American Capital Ltd	150,946	545
Nordson Corp	3,916	176	Ampal American Israel (a)	6,644	18

		269	Apollo Investment Corp	23,771	169

Instruments - Controls (0.06%)			Ares Capital Corp	16,418	148
Watts Water Technologies Inc	4,897	129	BlackRock Kelso Capital Corp	3,241	27
Woodward Governor Co	2,011	39	Capital Southwest Corp	460	38

		168	Fifth Street Finance Corp	13,022	135

Instruments - Scientific (0.19%)			Hercules Technology Growth Capital Inc	5,984	59
FEI Co (a)	15,830	388	MCG Capital Corp	119,102	409
Varian Inc (a)	3,779	192	Medallion Financial Corp	4,622	36

		580	Patriot Capital Funding Inc	41,811	81

			PennantPark Investment Corp	5,871	49
Insurance Brokers (0.03%)			Pennymac Mortgage Investment Trust (a)	7,200	135
Crawford & Co (a)	17,868	87	Prospect Capital Corp	28,621	286
			TICC Capital Corp	12,300	59

Internet Connectivity Services (0.03%)
					2,513

Internap Network Services Corp (a)	15,164	46
PC-Tel Inc (a)	4,925	33	Investment Management & Advisory Services (0.19%)

		79	Calamos Asset Management Inc	3,149	43

			Epoch Holding Corp	354	4
Internet Content - Information & News (0.08%)
			GAMCO Investors Inc	790	36
Infospace Inc (a)	32,033	234
			National Financial Partners Corp	62,316	468
TechTarget Inc (a)	3,203	18

			Virtus Investment Partners Inc (a)	460	7
		252

			Westwood Holdings Group Inc	163	6

Internet Financial Services (0.01%)					564

Online Resources Corp (a)	2,416	16
			Lasers - Systems & Components (0.15%)
Internet Incubators (0.02%)			Coherent Inc (a)	3,789	74
ModusLink Global Solutions Inc (a)	6,641	47	Cymer Inc (a)	4,393	150
			Electro Scientific Industries Inc (a)	4,402	58
Internet Infrastructure Equipment (0.18%)			II-VI Inc (a)	2,233	53
Avocent Corp (a)	34,449	534	Newport Corp (a)	6,447	48
			Rofin-Sinar Technologies Inc (a)	2,748	60

Internet Infrastructure Software (0.37%)					443

support.com Inc (a)	9,894	24
TIBCO Software Inc (a)	127,236	1,111	Leisure & Recreation Products (0.04%)

		1,135	Brunswick Corp/DE	13,752	99

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Leisure & Recreation Products (continued)			Marine Services (0.00%)
Marine Products Corp	2,929 $	16	Great Lakes Dredge & Dock Corp	770 $	4

		115

			Medical - Biomedical/Gene (0.69%)
Life & Health Insurance (1.17%)			Alexion Pharmaceuticals Inc (a)	6,786	299
American Equity Investment Life Holding Co	100,912	731	American Oriental Bioengineering Inc (a)	10,355	63
Conseco, Inc. (a)	120,604	375	Arena Pharmaceuticals Inc (a)	16,600	85
Delphi Financial Group Inc	75,408	1,797	Arqule Inc (a)	5,365	33
FBL Financial Group Inc	1,954	19	Cambrex Corp (a)	642	3
Kansas City Life Insurance Co	1,055	33	Celera Corp (a)	19,017	114
National Western Life Insurance Co	417	55	Cubist Pharmaceuticals Inc (a)	11,400	227
Phoenix Cos Inc/The	8,486	19	Emergent Biosolutions Inc (a)	12,888	185
Presidential Life Corp	6,258	56	Enzo Biochem Inc (a)	2,291	12
Protective Life Corp	29,800	445	Geron Corp (a)	6,039	48
Universal American Corp/NY (a)	4,149	38	Halozyme Therapeutics Inc (a)	8,900	63

		3,568	Incyte Corp (a)	19,500	101

Linen Supply & Related Items (0.05%)			InterMune Inc (a)	2,100	32
G&K Services Inc	3,347	76	Martek Biosciences Corp (a)	4,685	109
Unifirst Corp/MA	1,966	77	Maxygen Inc (a)	13,959	112

		153	Medicines Co/The (a)	4,120	33

Machinery - Construction & Mining (0.02%)			PDL BioPharma Inc	15,572	128
Astec Industries Inc (a)	2,759	75	Protalix BioTherapeutics Inc (a)	15,174	105
			Seattle Genetics Inc (a)	8,788	106
Machinery - Electrical (0.46%)			United Therapeutics Corp (a)	1,900	176
Baldor Electric Co	5,534	143	XOMA Ltd (a)	83,200	75

Franklin Electric Co Inc	3,447	112			2,109

Regal-Beloit Corp	24,515	1,136	Medical - Drugs (0.39%)

		1,391	Adolor Corp (a)	5,808	10

Machinery - Farm (0.01%)			Auxilium Pharmaceuticals Inc (a)	5,198	161
Alamo Group Inc	1,837	25	Biodel Inc (a)	299	2
			Cadence Pharmaceuticals Inc (a)	6,800	82
Machinery - General Industry (1.24%)			KV Pharmaceutical Co (a)	5,412	13
Albany International Corp	3,946	54	Medicis Pharmaceutical Corp	8,377	143
Altra Holdings Inc (a)	25,858	227	Medivation Inc (a)	3,303	82
Applied Industrial Technologies Inc	69,404	1,535	Pharmasset Inc (a)	3,071	47
Chart Industries Inc (a)	37,681	726	Progenics Pharmaceuticals Inc (a)	1,773	10
DXP Enterprises Inc (a)	2,449	25	Savient Pharmaceuticals Inc (a)	9,696	151
Kadant Inc (a)	3,285	36	Valeant Pharmaceuticals International (a)	6,994	180
Robbins & Myers Inc	4,340	91	Viropharma Inc (a)	32,289	238
Tennant Co	1,900	42	XenoPort Inc (a)	3,300	67

Twin Disc Inc	2,249	20			1,186

Wabtec Corp	30,135	1,014

		3,770	Medical - Generic Drugs (0.06%)

			Caraco Pharmaceutical Laboratories Ltd (a)	1,947	6
Machinery - Material Handling (0.14%)			Par Pharmaceutical Cos Inc (a)	10,697	173

Cascade Corp	4,526	111			179

Columbus McKinnon Corp/NY (a)	21,319	308

		419	Medical - HMO (1.41%)

			AMERIGROUP Corp (a)	32,040	791
Machinery Tools & Related Products (0.00%)			Centene Corp (a)	27,210	525
K-Tron International Inc (a)	155	14	Healthspring Inc (a)	69,346	876

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Medical Products (continued)
Magellan Health Services Inc (a)	15,941 $	516	Zoll Medical Corp (a)	723 $	13

Molina Healthcare Inc (a)	20,970	473			1,581

Triple-S Management Corp (a)	22,426	383	Medical Sterilization Products (0.08%)
WellCare Health Plans Inc (a)	32,866	732	STERIS Corp	8,190	230

		4,296

Medical - Hospitals (0.07%)			Metal - Aluminum (0.05%)
Medcath Corp (a)	16,607	200	Century Aluminum Co (a)	7,259	61
			Kaiser Aluminum Corp	2,345	77

Medical - Nursing Homes (0.11%)					138

Assisted Living Concepts Inc (a)	2,678	39	Metal Processors & Fabrication (0.76%)
Kindred Healthcare Inc (a)	6,566	92	Ampco-Pittsburgh Corp	4,550	103
National Healthcare Corp	1,237	46	CIRCOR International Inc	11,693	270
Odyssey HealthCare Inc (a)	4,413	51	Haynes International Inc (a)	11,670	269
Skilled Healthcare Group Inc (a)	5,166	43	Kaydon Corp	5,306	173
Sun Healthcare Group Inc (a)	7,170	70	Ladish Co Inc (a)	2,382	26

		341	LB Foster Co (a)	1,749	53

Medical - Outpatient & Home Medical Care (0.47%)			Mueller Industries Inc	29,639	704
Amedisys Inc (a)	420	19	RBC Bearings Inc (a)	302	7
Amsurg Corp (a)	5,077	105	RTI International Metals Inc (a)	16,035	285
Continucare Corp (a)	10,100	29	Worthington Industries Inc	30,660	405

Gentiva Health Services Inc (a)	40,345	859			2,295

Res-Care Inc (a)	25,768	402	Metal Products - Distribution (0.02%)

		1,414	AM Castle & Co	2,571	27

Medical Imaging Systems (0.01%)			Olympic Steel Inc	1,403	36

Vital Images Inc (a)	1,268	17			63

Medical Information Systems (0.02%)			Miscellaneous Manufacturers (0.09%)
Medidata Solutions Inc (a)	4,100	76	American Railcar Industries Inc	22,028	183
			John Bean Technologies Corp	5,111	71
Medical Instruments (0.18%)			NL Industries Inc	212	1
Angiodynamics Inc (a)	3,036	38	Portec Rail Products Inc	1,300	13

Conmed Corp (a)	16,414	289			268

CryoLife Inc (a)	655	3	Motion Pictures & Services (0.02%)
ev3 Inc (a)	11,860	145	Ascent Media Corp (a)	2,471	68
Natus Medical Inc (a)	1,951	26
Symmetry Medical Inc (a)	4,746	41	MRI - Medical Diagnostic Imaging (0.02%)

		542	Alliance HealthCare Services Inc (a)	6,454	32

			Nighthawk Radiology Holdings Inc (a)	5,564	27
Medical Laser Systems (0.01%)
Cynosure Inc (a)	2,650	26	RadNet Inc (a)	681	2

					61

Medical Products (0.52%)			Multilevel Direct Selling (0.23%)
Cantel Medical Corp (a)	20,392	316	Nu Skin Enterprises Inc	39,235	707
Greatbatch Inc (a)	1,753	39
Hanger Orthopedic Group Inc (a)	3,407	47	Multi-Line Insurance (0.11%)
Invacare Corp	47,937	978	Citizens Inc/TX (a)	2,363	16
PSS World Medical Inc (a)	8,191	165	Horace Mann Educators Corp	22,372	254
TomoTherapy Inc (a)	7,204	23	United Fire & Casualty Co	3,315	56

					326

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multimedia (0.06%)			Oil - Field Services (continued)
EW Scripps Co	9,346 $	37	Union Drilling Inc (a)	2,650 $	19

Journal Communications Inc	49,129	137			1,883

		174	Oil & Gas Drilling (0.16%)

Networking Products (0.87%)			Atlas America Inc	2,939	59
3Com Corp (a)	262,883	991	Bronco Drilling Co Inc (a)	6,552	28
Adaptec Inc (a)	41,072	109	Hercules Offshore Inc (a)	11,571	55
Anixter International Inc (a)	16,813	575	Parker Drilling Co (a)	57,415	265
Black Box Corp	12,291	338	Pioneer Drilling Co (a)	20,990	92

Extreme Networks (a)	24,594	56			499

LogMeIn Inc (a)	5,000	98	Oil Company - Exploration & Production (2.01%)
Netgear Inc (a)	4,474	76	Approach Resources Inc (a)	2,184	15
Polycom Inc (a)	16,599	394	ATP Oil & Gas Corp (a)	90,719	703

		2,637	Berry Petroleum Co	6,912	164

Non-Ferrous Metals (0.18%)			Bill Barrett Corp (a)	6,713	212
Brush Engineered Materials Inc (a)	3,041	65	Clayton Williams Energy Inc (a)	1,585	31
Globe Specialty Metals Inc (a)	14,900	107	Delta Petroleum Corp (a)	74,400	143
Horsehead Holding Corp (a)	23,830	255	Endeavour International Corp (a)	2,395	3
USEC Inc (a)	34,324	133	EXCO Resources Inc (a)	49,894	686

		560	Georesources Inc (a)	1,973	21

Non-Hazardous Waste Disposal (0.01%)			Goodrich Petroleum Corp (a)	3,576	92
Waste Services Inc (a)	8,909	43	Gran Tierra Energy Inc (a)	34,894	129
			Gulfport Energy Corp (a)	80,300	560
Office Furnishings - Original (0.16%)			Harvest Natural Resources Inc (a)	25,979	168
Herman Miller Inc	5,343	89	McMoRan Exploration Co (a)	60,100	382
HNI Corp	2,120	47	Parallel Petroleum Corp (a)	122,700	245
Knoll Inc	26,092	255	Penn Virginia Corp	7,826	150
Steelcase Inc	11,056	81	Petroleum Development Corp (a)	2,573	43

		472	Petroquest Energy Inc (a)	12,172	41

Office Supplies & Forms (0.09%)			Rosetta Resources Inc (a)	44,668	463
ACCO Brands Corp (a)	20,500	90	Stone Energy Corp (a)	58,842	639
Ennis Inc	11,166	164	Swift Energy Co (a)	45,333	893
Standard Register Co/The	1,274	5	Toreador Resources Corp	6,685	46

		259	Vaalco Energy Inc (a)	61,354	272

					6,101

Oil - Field Services (0.62%)
Allis-Chalmers Energy Inc (a)	21,962	51	Oil Field Machinery & Equipment (0.26%)
Basic Energy Services Inc (a)	6,245	42	Bolt Technology Corp (a)	10,493	119
Cal Dive International Inc (a)	112,021	1,000	Complete Production Services Inc (a)	21,938	181
CARBO Ceramics Inc	411	17	Gulf Island Fabrication Inc	3,022	44
Global Industries Ltd (a)	16,963	116	Lufkin Industries Inc	5,689	258
Hornbeck Offshore Services Inc (a)	7,336	160	NATCO Group Inc (a)	2,832	102
Key Energy Services Inc (a)	20,939	145	Natural Gas Services Group Inc (a)	3,031	42
Matrix Service Co (a)	3,084	31	T-3 Energy Services Inc (a)	3,775	51

Newpark Resources (a)	15,599	41			797

RPC Inc	12,055	99	Oil Refining & Marketing (0.25%)
Superior Well Services Inc (a)	4,105	27	Alon USA Energy Inc	1,953	20
Tetra Technologies Inc (a)	17,519	135	CVR Energy Inc (a)	5,646	48
			Delek US Holdings Inc	16,874	144
			Holly Corp	16,659	354

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Refining & Marketing (continued)			Private Corrections (continued)
Western Refining Inc	28,520 $	186	Geo Group Inc/The (a)	12,582 $	226

		752			277

Paper & Related Products (0.46%)			Property & Casualty Insurance (2.66%)
Boise Inc (a)	4,317	10	American Physicians Capital Inc	14,961	666
Buckeye Technologies Inc (a)	80,427	511	American Safety Insurance Holdings Ltd (a)	3,982	65
Clearwater Paper Corp (a)	1,595	64	Amerisafe Inc (a)	83,246	1,384
Domtar Corp (a)	6,572	124	Amtrust Financial Services Inc	46,880	573
Glatfelter	7,898	82	Baldwin & Lyons Inc	2,282	50
KapStone Paper and Packaging Corp (a)	5,975	30	CNA Surety Corp (a)	2,919	46
Schweitzer-Mauduit International Inc	15,833	518	Donegal Group Inc	3,634	57
Wausau Paper Corp	7,130	67	EMC Insurance Group Inc	1,353	33

		1,406	Employers Holdings Inc	12,472	174

Photo Equipment & Supplies (0.04%)			Enstar Group Ltd (a)	1,005	60
Eastman Kodak Co	40,006	119	First Acceptance Corp (a)	5,383	14
			First Mercury Financial Corp	1,974	29
Physical Therapy & Rehabilitation Centers (0.27%)			FPIC Insurance Group Inc (a)	8,820	303
Healthsouth Corp (a)	38,038	548	Hallmark Financial Services (a)	13,888	91
Psychiatric Solutions Inc (a)	2,764	74	Harleysville Group Inc	6,794	211
RehabCare Group Inc (a)	7,232	174	Infinity Property & Casualty Corp	5,540	230
US Physical Therapy Inc (a)	1,765	29	Meadowbrook Insurance Group Inc	37,184	294

		825	National Interstate Corp	1,633	29

Physician Practice Management (0.03%)			Navigators Group Inc (a)	11,341	559
Healthways Inc (a)	5,773	85	PMA Capital Corp (a)	35,176	204
			ProAssurance Corp (a)	13,084	664
Pipelines (0.01%)			RLI Corp	4,166	207
Crosstex Energy Inc	11,120	43	Safety Insurance Group Inc	22,387	722
			SeaBright Insurance Holdings Inc (a)	17,183	167
Platinum (0.09%)			Selective Insurance Group	63,948	955
Stillwater Mining Co (a)	42,002	281	State Auto Financial Corp	2,098	36
			Stewart Information Services Corp	2,662	37
Poultry (0.12%)			Tower Group Inc	3,809	95
Sanderson Farms Inc	9,177	373	Zenith National Insurance Corp	5,403	129

Power Converter & Supply Equipment (0.09%)					8,084

Evergreen Solar Inc (a)	14,245	30	Protection - Safety (0.01%)
Powell Industries Inc (a)	4,100	146	Landauer Inc	633	42
PowerSecure International Inc (a)	12,438	75
Vicor Corp	3,205	26	Publicly Traded Investment Fund (0.04%)

		277	Kayne Anderson Energy Development Co	8,400	114

Precious Metals (0.14%)			Publishing - Books (0.04%)
Coeur d'Alene Mines Corp (a)	29,323	416	Courier Corp	2,836	47
			Scholastic Corp	3,903	88

Printing - Commercial (0.25%)					135

Consolidated Graphics Inc (a)	12,227	224
Multi-Color Corp	262	4	Publishing - Newspapers (0.02%)
Valassis Communications Inc (a)	47,967	546	AH Belo Corp	24,334	58

		774

			Publishing - Periodicals (0.00%)
Private Corrections (0.09%)			Primedia Inc	3,721	9
Cornell Cos Inc (a)	2,978	51

Schedule of Investments SmallCap Value Fund I July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Quarrying (0.19%)			REITS - Diversified (1.00%)
Compass Minerals International Inc	11,079 $	589	Colonial Properties Trust	73,486 $	586
			Cousins Properties Inc	5,553	48
Racetracks (0.04%)			Entertainment Properties Trust	33,209	907
Churchill Downs Inc	1,641	62	Investors Real Estate Trust	9,404	88
Speedway Motorsports Inc	3,780	60	Lexington Realty Trust	201,979	864

		122	Mission West Properties Inc	4,925	34

Radio (0.03%)			Potlatch Corp	3,263	96
Cumulus Media Inc (a)	21,660	14	PS Business Parks Inc	3,534	183
Entercom Communications Corp	23,658	65	Washington Real Estate Investment Trust	8,816	226

		79			3,032

Real Estate Management & Services (0.00%)			REITS - Healthcare (1.59%)
United Capital Corp (a)	576	14	Healthcare Realty Trust Inc	10,056	195
			LTC Properties Inc	23,053	563
Real Estate Operator & Developer (0.11%)			Medical Properties Trust Inc	73,755	516
Consolidated-Tomoka Land Co	1,564	58	National Health Investors Inc	4,281	133
Forestar Group Inc (a)	5,173	67	Omega Healthcare Investors Inc	79,753	1,333
Government Properties Income Trust (a)	6,500	128	Senior Housing Properties Trust	109,096	2,036
Hilltop Holdings Inc (a)	6,738	81	Universal Health Realty Income Trust	1,377	47

		334			4,823

Recreational Centers (0.05%)			REITS - Hotels (0.84%)
Life Time Fitness Inc (a)	6,271	160	Ashford Hospitality Trust Inc	54,044	161
			DiamondRock Hospitality Co	69,711	471
Recreational Vehicles (0.17%)			Hersha Hospitality Trust	16,183	44
Polaris Industries Inc	13,637	516
			Hospitality Properties Trust	42,500	671
Recycling (0.06%)			LaSalle Hotel Properties	56,058	836
Metalico Inc (a)	39,100	178	Strategic Hotels & Resorts Inc	66,900	79
			Sunstone Hotel Investors Inc	52,340	291

Reinsurance (1.75%)					2,553

Argo Group International Holdings Ltd (a)	21,458	721	REITS - Manufactured Homes (0.38%)
Aspen Insurance Holdings Ltd	42,397	1,054	Equity Lifestyle Properties Inc	19,698	821
Flagstone Reinsurance Holdings Ltd	5,827	59	Sun Communities Inc	20,886	319

Greenlight Capital Re Ltd (a)	4,285	79			1,140

IPC Holdings Ltd	9,726	282
Maiden Holdings Ltd	7,999	61	REITS - Mortgage (1.11%)
Max Capital Group Ltd	38,405	767	American Capital Agency Corp	1,790	41
Montpelier Re Holdings Ltd ADR	12,950	203	Anthracite Capital Inc	150,250	87
Platinum Underwriters Holdings Ltd	55,030	1,857	Anworth Mortgage Asset Corp	67,714	510
Validus Holdings Ltd	10,850	246	Capstead Mortgage Corp	9,496	127

		5,329	Cypress Sharpridge Investments Inc (a)	12,000	159

			Hatteras Financial Corp	6,162	175
REITS - Apartments (0.40%)			Invesco Mortgage Capital Inc (a)	3,700	74
American Campus Communities Inc	17,775	408	iStar Financial Inc	92,483	225
Associated Estates Realty Corp	14,254	85	MFA Mortgage Investments Inc	199,306	1,475
Education Realty Trust Inc	37,388	181	NorthStar Realty Finance Corp	67,793	243
Home Properties Inc	10,063	359	Redwood Trust Inc	10,226	166
Mid-America Apartment Communities Inc	2,364	94	Resource Capital Corp	17,189	60
Post Properties Inc	6,717	95	Walter Investment Management Corp	2,715	36

		1,222			3,378

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (0.90%)			Rental - Auto & Equipment (continued)
BioMed Realty Trust Inc	80,109 $	936	Mcgrath Rentcorp	3,579 $	69
Corporate Office Properties Trust SBI MD	13,663	463	Rent-A-Center Inc/TX (a)	130,423	2,707
Douglas Emmett Inc	6,684	68	United Rentals Inc (a)	9,166	68

Franklin Street Properties Corp	10,252	146			3,489

Highwoods Properties Inc	16,821	431	Research & Development (0.19%)
Kilroy Realty Corp	6,128	145	Albany Molecular Research Inc (a)	6,348	61
Parkway Properties Inc/Md	38,357	543	Kendle International Inc (a)	44,378	518

		2,732			579

REITS - Regional Malls (0.48%)			Resorts & Theme Parks (0.06%)
CBL & Associates Properties Inc	129,684	770	Bluegreen Corp (a)	4,119	11
Glimcher Realty Trust	87,276	295	Great Wolf Resorts Inc (a)	7,211	20
Pennsylvania Real Estate Investment Trust	74,460	394	Vail Resorts Inc (a)	5,067	145

		1,459			176

REITS - Shopping Centers (0.67%)			Retail - Apparel & Shoe (2.39%)
Acadia Realty Trust	11,701	160	AnnTaylor Stores Corp (a)	8,941	108
Cedar Shopping Centers Inc	42,938	228	Brown Shoe Co Inc	28,612	222
Developers Diversified Realty Corp	69,215	388	Buckle Inc/The	22,738	703
Equity One Inc	5,507	83	Cato Corp/The	36,718	730
Inland Real Estate Corp	39,912	295	Charlotte Russe Holding Inc (a)	1,785	27
Kite Realty Group Trust	12,541	40	Charming Shoppes Inc (a)	15,640	76
Saul Centers Inc	15,354	520	Childrens Place Retail Stores Inc/The (a)	14,580	478
Tanger Factory Outlet Centers	2,967	106	Christopher & Banks Corp	4,682	37
Urstadt Biddle Properties Inc	14,053	216	Collective Brands Inc (a)	29,670	472

		2,036	Dress Barn Inc (a)	27,608	430

REITS - Single Tenant (0.78%)			DSW Inc (a)	36,038	486
Agree Realty Corp	1,965	38	Finish Line Inc/The	39,173	341
Alexander's Inc	123	34	Genesco Inc (a)	8,300	180
Getty Realty Corp	2,819	63	Gymboree Corp (a)	18,012	717
National Retail Properties Inc	107,590	2,121	HOT Topic Inc (a)	67,032	518
Realty Income Corp	4,402	104	JOS A Bank Clothiers Inc (a)	31,489	1,152

		2,360	Liz Claiborne Inc	8,132	26

REITS - Storage (0.14%)			Men's Wearhouse Inc	8,209	177
Extra Space Storage Inc	33,562	295	Pacific Sunwear Of California (a)	9,925	33
Sovran Self Storage Inc	3,826	103	Shoe Carnival Inc (a)	2,618	33
U-Store-It Trust	7,236	35	Stage Stores Inc	23,047	288

		433	Stein Mart Inc (a)	427	5

			Syms Corp (a)	2,046	14

REITS - Warehouse & Industrial (0.44%)					7,253

DCT Industrial Trust Inc	139,483	636
EastGroup Properties Inc	1,706	59	Retail - Appliances (0.05%)
First Potomac Realty Trust	65,659	615	Conn's Inc (a)	2,687	34
Monmouth Real Estate Investment Corp	5,681	37	hhgregg Inc (a)	6,800	125

		1,347			159

Rental - Auto & Equipment (1.15%)			Retail - Auto Parts (0.02%)
Avis Budget Group Inc (a)	7,151	61	PEP Boys-Manny Moe & Jack	7,309	73
Dollar Thrifty Automotive Group Inc (a)	29,478	488
			Retail - Automobile (0.62%)
Electro Rent Corp	4,687	45	America's Car-Mart Inc (a)	1,116	24
H&E Equipment Services Inc (a)	4,762	51	Asbury Automotive Group Inc	48,961	685

Schedule of Investments SmallCap Value Fund I July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (continued)			Retail - Pawn Shops (0.89%)
Group 1 Automotive Inc	18,855 $	555	Cash America International Inc	66,081 $	1,767
Rush Enterprises Inc - Class A (a)	11,869	156	Ezcorp Inc (a)	38,744	490
Sonic Automotive Inc	38,549	474	First Cash Financial Services Inc (a)	24,525	461

		1,894			2,718

Retail - Bookstore (0.13%)			Retail - Perfume & Cosmetics (0.03%)
Barnes & Noble Inc	15,400	355	Sally Beauty Holdings Inc (a)	11,996	84
Borders Group Inc (a)	12,723	50

		405	Retail - Petroleum Products (0.39%)

			World Fuel Services Corp	27,148	1,191
Retail - Computer Equipment (0.05%)
PC Connection Inc (a)	8,563	49	Retail - Regional Department Store (0.04%)
PC Mall Inc (a)	7,962	69	Dillard's Inc	8,625	91
Systemax Inc (a)	1,951	26	Retail Ventures Inc (a)	7,202	24

		144			115

Retail - Consumer Electronics (0.01%)			Retail - Restaurants (0.72%)
Rex Stores Corp (a)	1,986	22	AFC Enterprises Inc (a)	6,483	48
			Bob Evans Farms Inc	5,224	152
Retail - Convenience Store (0.22%)			CEC Entertainment Inc (a)	29,256	853
Casey's General Stores Inc	3,334	91	Cracker Barrel Old Country Store Inc	7,607	220
Pantry Inc/The (a)	31,949	561	Domino's Pizza Inc (a)	5,770	47
Susser Holdings Corp (a)	1,864	22	Einstein Noah Restaurant Group Inc (a)	3,991	42

		674	Landry's Restaurants Inc (a)	2,083	19

Retail - Discount (0.04%)			O'Charleys Inc	4,495	47
99 Cents Only Stores (a)	1,541	23	Papa John's International Inc (a)	1,101	28
Fred's Inc	4,843	65	Red Robin Gourmet Burgers Inc (a)	1,916	36
Tuesday Morning Corp (a)	8,059	37	Ruby Tuesday Inc (a)	51,762	387

		125	Ruth's Hospitality Group Inc (a)	64,163	251

Retail - Fabric Store (0.05%)			Sonic Corp (a)	1,424	16
Jo-Ann Stores Inc (a)	6,458	150	Steak N Shake Co/The (a)	4,230	43

					2,189

Retail - Hair Salons (0.15%)			Retail - Sporting Goods (0.04%)
Regis Corp	32,261	441	Cabela's Inc (a)	6,733	109
Retail - Home Furnishings (0.04%)			Zumiez Inc (a)	384	4

Haverty Furniture Cos Inc	5,016	54			113

Pier 1 Imports Inc (a)	26,802	60	Retail - Toy Store (0.01%)

		114	Build-A-Bear Workshop Inc (a)	4,527	22

Retail - Jewelry (0.09%)			Retirement & Aged Care (0.01%)
Zale Corp (a)	46,100	273	Capital Senior Living Corp (a)	5,958	29

Retail - Leisure Products (0.04%)			Rubber & Plastic Products (0.07%)
Steinway Musical Instruments (a)	10,576	121	Myers Industries Inc	21,600	213

Retail - Major Department Store (0.03%)			Satellite Telecommunications (0.16%)
Saks Inc (a)	17,304	89	DigitalGlobe Inc (a)	23,661	430
Retail - Office Supplies (0.02%)			EchoStar Holding Corp (a)	4,400	65

OfficeMax Inc	6,024	56			495

			Savings & Loans - Thrifts (1.57%)
			Abington Bancorp Inc	6,157	50

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Semiconductor Component - Integrated
Astoria Financial Corp	14,358 $	139	Circuits (continued)
BankFinancial Corp	5,998	64	Micrel Inc	7,509 $	59
Beneficial Mutual Bancorp Inc (a)	5,587	50	Pericom Semiconductor Corp (a)	4,602	44
Berkshire Hills Bancorp Inc	8,619	197	Sigma Designs Inc (a)	35,045	567
Brookline Bancorp Inc	38,522	449	Standard Microsystems Corp (a)	2,453	57
Brooklyn Federal Bancorp Inc	453	6	Techwell Inc (a)	372	3
Clifton Savings Bancorp Inc	2,448	26	TriQuint Semiconductor Inc (a)	9,446	68

Danvers Bancorp Inc	2,935	37			1,266

Dime Community Bancshares	52,246	629	Semiconductor Equipment (0.49%)
ESSA Bancorp Inc	2,502	34	ATMI Inc (a)	3,877	70
First Defiance Financial Corp	3,700	56	Brooks Automation Inc (a)	13,446	80
First Financial Holdings Inc	11,276	162	Cabot Microelectronics Corp (a)	3,212	109
First Financial Northwest Inc	5,124	40	Cohu Inc	3,685	45
First Niagara Financial Group Inc	85,758	1,128	Entegris Inc (a)	87,135	325
Flushing Financial Corp	12,983	138	MKS Instruments Inc (a)	26,492	513
Fox Chase Bancorp Inc (a)	1,632	16	Photronics Inc (a)	11,519	59
Home Federal Bancorp Inc/ID	5,133	58	Semitool Inc (a)	5,490	32
Investors Bancorp Inc (a)	7,579	75	Veeco Instruments Inc (a)	14,095	266

Kearny Financial Corp	4,246	48			1,499

Meridian Interstate Bancorp Inc (a)	2,716	25	Silver Mining (0.04%)
NASB Financial Inc	982	26	Hecla Mining Co (a)	35,173	111
NewAlliance Bancshares Inc	18,163	223
Northfield Bancorp Inc	3,355	40	Steel - Producers (0.19%)
Northwest Bancorp Inc	2,948	60	Schnitzer Steel Industries Inc	10,885	585
OceanFirst Financial Corp	2,656	32
Oritani Financial Corp	554	8	Steel Pipe & Tube (0.05%)
Provident Financial Services Inc	38,950	461	Furmanite Corp (a)	3,518	16
Provident New York Bancorp	5,807	56	Mueller Water Products Inc - Class A	18,046	69
Rockville Financial Inc	2,371	30	Northwest Pipe Co (a)	1,518	53

Roma Financial Corp	1,473	19			138

United Community Financial Corp/OH	34,890	48	Storage & Warehousing (0.02%)
United Financial Bancorp Inc	3,702	49	Mobile Mini Inc (a)	3,859	62
Waterstone Financial Inc (a)	2,377	12
Westfield Financial Inc	5,219	51	Telecommunication Equipment (1.12%)
WSFS Financial Corp	8,545	230	ADC Telecommunications Inc (a)	13,632	99

		4,772	Adtran Inc	2,066	50

			Arris Group Inc (a)	120,072	1,463
Schools (0.09%)			CPI International Inc (a)	5,329	51
Bridgepoint Education Inc (a)	14,368	261
			Plantronics Inc	41,783	989
Seismic Data Collection (0.25%)			Preformed Line Products Co	57	2
Dawson Geophysical Co (a)	11,081	337	Sonus Networks Inc (a)	34,127	65
Geokinetics Inc (a)	479	7	Symmetricom Inc (a)	20,893	135
ION Geophysical Corp (a)	144,637	389	Tekelec (a)	27,373	503
TGC Industries Inc (a)	8,300	38	Utstarcom Inc (a)	19,023	33

		771			3,390

Semiconductor Component - Integrated Circuits (0.42%)			Telecommunication Equipment - Fiber Optics (0.12%)
Cypress Semiconductor Corp (a)	39,300	417	Harmonic Inc (a)	11,216	78
Emulex Corp (a)	1,864	17	Oplink Communications Inc (a)	14,046	179
Exar Corp (a)	4,903	34

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment - Fiber Optics			Transport - Air Freight (0.14%)
(continued)			Atlas Air Worldwide Holdings Inc (a)	16,616 $	415
Sycamore Networks Inc (a)	33,960 $	115

		372	Transport - Equipment & Leasing (0.11%)

Telecommunication Services (0.64%)			Aircastle Ltd	32,538	236
Consolidated Communications Holdings Inc	9,300	118	Amerco Inc (a)	1,399	63
Fairpoint Communications Inc	10,873	6	Textainer Group Holdings Ltd	2,415	29

Global Crossing Ltd (a)	1,122	12			328

Harris Stratex Networks Inc (a)	97,548	677	Transport - Marine (1.13%)
Iowa Telecommunications Services Inc	4,765	59	American Commercial Lines Inc (a)	11,767	184
Knology Inc (a)	5,268	45	DHT Maritime Inc	27,015	136
MasTec Inc (a)	30,467	315	Eagle Bulk Shipping Inc	8,923	51
Premiere Global Services Inc (a)	40,955	393	Genco Shipping & Trading Ltd	4,047	97
USA Mobility Inc	24,738	334	General Maritime Corp	8,117	68

		1,959	Golar LNG Ltd (a)	3,113	30

Telephone - Integrated (0.40%)			Gulfmark Offshore Inc (a)	32,320	1,034
Atlantic Tele-Network Inc	6,199	260	Horizon Lines Inc	50,418	253
Cincinnati Bell Inc (a)	280,573	878	International Shipholding Corp	9,023	262
D&E Communications Inc	4,031	43	Knightsbridge Tankers Ltd	18,438	290
General Communication Inc (a)	4,722	32	Nordic American Tanker Shipping	12,940	397

		1,213	Ship Finance International Ltd	4,733	58

			TBS International Ltd (a)	72,548	585

Television (0.12%)					3,445

Belo Corp	26,400	76
LIN TV Corp (a)	38,155	75	Transport - Services (0.14%)
Sinclair Broadcast Group Inc	117,253	219	Bristow Group Inc (a)	5,004	166

		370	Dynamex Inc (a)	773	12

			HUB Group Inc (a)	3,281	71
Textile - Apparel (0.10%)			Pacer International Inc	49,647	123
Perry Ellis International Inc (a)	38,804	299
			PHI Inc (a)	1,845	40

Theaters (0.09%)					412

Carmike Cinemas Inc	16,200	154	Transport - Truck (0.52%)
Cinemark Holdings Inc	799	9	Arkansas Best Corp	16,230	462
National CineMedia Inc	7,087	104	Forward Air Corp	2,254	52

		267	Heartland Express Inc	22,460	346

Therapeutics (0.07%)			Knight Transportation Inc	5,230	95
Cypress Bioscience Inc (a)	5,986	53	Marten Transport Ltd (a)	12,387	219
Nabi Biopharmaceuticals (a)	3,992	10	Old Dominion Freight Line Inc (a)	3,463	123
Questcor Pharmaceuticals Inc (a)	25,539	150	Saia Inc (a)	8,647	156

		213	Werner Enterprises Inc	7,318	132

					1,585

Tobacco (0.06%)
Alliance One International Inc (a)	8,655	36	Travel Services (0.00%)
Universal Corp/VA	3,966	151	Interval Leisure Group Inc (a)	659	7

		187

			Vitamins & Nutrition Products (0.01%)
Toys (0.18%)			Omega Protein Corp (a)	4,628	18
Jakks Pacific Inc (a)	47,464	547	Schiff Nutrition International Inc (a)	2,771	16

					34

Transactional Software (0.00%)
Synchronoss Technologies Inc (a)	631	8	Water (0.27%)
			American States Water Co	8,359	304

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Water (continued)			Diversified Banking Institutions (continued)
California Water Service Group	11,119 $	421	Investment in Joint Trading Account;
Pico Holdings Inc (a)	1,716	52	Morgan Stanley Repurchase Agreement;
			0.18% dated 07/31/09 maturing 08/03/09
SJW Corp	1,940	43	(collateralized by Sovereign Agency Issue;

		820	$1,863,000; 1.625%; dated 04/26/2011)	$ 1,827 $	1,827

Web Hosting & Design (0.01%)					7,306

Web.com Group Inc (a)	7,328	45	TOTAL REPURCHASE AGREEMENTS	$ 7,306

Web Portals (0.72%)			Total Investments	$ 302,792
Earthlink Inc	65,027	550	Other Assets in Excess of Liabilities, Net - 0.31%		947

United Online Inc	177,274	1,627	TOTAL NET ASSETS - 100.00%	$ 303,739

		2,177

Wire & Cable Products (0.33%)			(a) Non-Income Producing Security
Belden Inc	16,151	283
Encore Wire Corp	30,700	666	Unrealized Appreciation (Depreciation)
Fushi Copperweld Inc (a)	4,478	40	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		989	of investments held by the fund as of the period end were as follows:

Wireless Equipment (0.17%)			Unrealized Appreciation	$ 29,380
Airvana Inc (a)	2,808	17	Unrealized Depreciation		(67,943)

Globecomm Systems Inc (a)	5,734	46	Net Unrealized Appreciation (Depreciation)		(38,563)
Novatel Wireless Inc (a)	45,772	434	Cost for federal income tax purposes		341,355
Powerwave Technologies Inc (a)	20,490	26	All dollar amounts are shown in thousands (000's)

		523

TOTAL COMMON STOCKS	$ 295,486		Portfolio Summary (unaudited)

			Sector		Percent

	Principal
			Financial		33.46%
	Amount	Value	Industrial		15.45%

	(000's)	(000's)	Consumer, Non-cyclical		13.23%

REPURCHASE AGREEMENTS (2.41%)			Consumer, Cyclical		12.42%
Diversified Banking Institutions (2.41%)			Communications		6.04%
			Utilities		5.85%
Investment in Joint Trading Account; Bank			Technology		5.34%
of America Repurchase Agreement; 0.16%			Basic Materials		4.14%
dated 07/31/09 maturing 08/03/09			Energy		3.66%
(collateralized by Sovereign Agency			Diversified		0.06%
Issues; $1,863,000; 0.00% - 6.08%; dated			Exchange Traded Funds		0.04%
11/16/09 - 08/17/16)	$ 1,826 $	1,826	Other Assets in Excess of Liabilities, Net		0.31%

Investment in Joint Trading Account; Credit			TOTAL NET ASSETS		100.00%

Suisse Repurchase Agreement; 0.19%
dated 07/31/09 maturing 08/03/09			Other Assets Summary (unaudited)

(collateralized by US Treasury Notes;			Asset Type		Percent

$1,863,000; 0.875% - 5.125%; dated
12/31/10 - 05/15/16)	1,826	1,826	Futures		2.79%
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19% dated 07/31/09 maturing 08/03/09
(collateralized by Sovereign Agency
Issues; $1,863,000; 1.625% - 5.375%;
dated 10/16/09 - 05/28/19)	1,827	1,827

Schedule of Investments
SmallCap Value Fund I
July 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	154	$ 7,796	$ 8,488	$ 692
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.08%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.06%)			Apparel Manufacturers (1.04%)
Ceradyne Inc (a)	8,552 $	154	Carter's Inc (a)	1,775 $	50
Core Molding Technologies Inc (a)	144	1	Columbia Sportswear Co	4,012	142

		155	Delta Apparel Inc (a)	5,194	44

Advertising Services (0.02%)			G-III Apparel Group Ltd (a)	3,337	40
inVentiv Health Inc (a)	3,346	51	Hanesbrands Inc (a)	73,950	1,472
Marchex Inc	2,416	11	Jones Apparel Group Inc	55,386	762

		62	Lakeland Industries Inc (a)	4,532	34

			Oxford Industries Inc	11,592	159
Aerospace & Defense (0.61%)			Quiksilver Inc (a)	40,990	88
Cubic Corp	2,739	107	Superior Uniform Group Inc	3,314	28
Esterline Technologies Corp (a)	27,732	788	Tandy Brands Accessories Inc	5,373	13

Herley Industries Inc (a)	17,502	213			2,832

Teledyne Technologies Inc (a)	3,813	125
TransDigm Group Inc (a)	11,400	437	Applications Software (0.06%)

		1,670	American Reprographics Co (a)	1,030	9

			Callidus Software Inc (a)	3,059	8
Aerospace & Defense Equipment (0.59%)			China Information Security Technology Inc	969	3
AAR Corp (a)	12,665	242	(a)
Allied Defense Group Inc/The (a)	2,055	7	Deltek Inc (a)	166	1
Argon ST Inc (a)	491	9	OpenTV Corp (a)	12,991	18
BE Aerospace Inc (a)	9,200	149	Quest Software Inc (a)	8,692	128

CPI Aerostructures Inc (a)	328	2			167

Curtiss-Wright Corp	7,059	233
			Athletic Equipment (0.02%)
Ducommun Inc	12,308	213	Cybex International Inc (a)	4,747	5
Kaman Corp	5,038	96	Nautilus Inc (a)	22,836	48

LMI Aerospace Inc (a)	2,616	24			53

Moog Inc (a)	9,193	248
SIFCO Industries Inc (a)	769	8	Auction House & Art Dealer (0.01%)
Triumph Group Inc	9,155	366	Spectrum Group International Inc (a)	8,050	21

		1,597

			Audio & Video Products (0.05%)
Agricultural Operations (0.05%)			Audiovox Corp (a)	14,126	111
Andersons Inc/The	2,758	89	Cobra Electronics Corp	6,755	9
Griffin Land & Nurseries Inc	474	14	Universal Electronics Inc (a)	782	16

MGP Ingredients Inc	7,881	23			136

		126

			Auto - Medium & Heavy Duty Trucks (0.13%)
Air Pollution Control Equipment (0.00%)			Oshkosh Corp	12,806	352
Met-Pro Corp	801	9
			Auto/Truck Parts & Equipment - Original (0.84%)
Airlines (0.51%)			American Axle & Manufacturing Holdings
Alaska Air Group Inc (a)	4,504	104	Inc	612	1
ExpressJet Holdings Inc (a)	6,068	8	ArvinMeritor Inc	7,972	58
JetBlue Airways Corp (a)	57,051	292	Autoliv Inc	23,600	845
MAIR Holdings Inc (a)(b)(c)	16,800	-	Federal Mogul Corp (a)	18,030	255
Pinnacle Airlines Corp (a)	2,866	10	Miller Industries Inc/TN (a)	6,220	55
Republic Airways Holdings Inc (a)	56,524	289	Modine Manufacturing Co	34,284	262
Skywest Inc	49,248	624	Spartan Motors Inc	4,983	35
US Airways Group Inc (a)	17,009	50	Superior Industries International Inc	19,489	308

		1,377	Supreme Industries Inc	4,647	10

			Tenneco Inc (a)	5,881	95
			Titan International Inc	8,446	63

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original			Building - Mobile Home & Manufactured Housing (0.09%)
(continued)			Cavalier Homes Inc (a)	12,065 $	33
TRW Automotive Holdings Corp (a)	15,761 $	265	Cavco Industries Inc (a)	4,308	148
Wonder Auto Technology Inc (a)	1,898	21	Palm Harbor Homes Inc (a)	7,987	18

		2,273	Skyline Corp	1,539	37

Auto/Truck Parts & Equipment - Replacement (0.19%)					236

ATC Technology Corp/IL (a)	1,171	25	Building - Residential & Commercial (0.52%)
Commercial Vehicle Group Inc (a)	15,940	32	Amrep Corp (a)	326	4
Dorman Products Inc (a)	8,887	146	Beazer Homes USA Inc (a)	19,172	62
Exide Technologies (a)	32,497	158	Brookfield Homes Corp	15,074	85
Standard Motor Products Inc	13,808	154	Centex Corp	15,300	167

		515	Hovnanian Enterprises Inc (a)	24,244	78

B2B - E-Commerce (0.07%)			Lennar Corp	7,608	90
Arbinet Corp (a)	7,294	15	M/I Homes Inc (a)	16,239	213
ePlus Inc (a)	8,362	137	Meritage Homes Corp (a)	12,702	272
Global Sources Ltd (a)	3,624	23	Orleans Homebuilders Inc	7,702	25
i2 Technologies Inc (a)	695	10	Ryland Group Inc	6,633	132

		185	Standard Pacific Corp (a)	80,598	277

Batteries & Battery Systems (0.21%)					1,405

Advanced Battery Technologies Inc (a)	8,364	36	Building & Construction - Miscellaneous (0.23%)
EnerSys (a)	26,647	527	Builders FirstSource Inc (a)	15,110	89
Ultralife Corp (a)	152	1	Dycom Industries Inc (a)	18,818	240

		564	Insituform Technologies Inc (a)	5,019	92

Beverages - Non-Alcoholic (0.02%)			Integrated Electrical Services Inc (a)	1,910	17
Heckmann Corp (a)	11,242	40	Layne Christensen Co (a)	8,224	195

National Beverage Corp (a)	1,314	14			633

		54	Building & Construction Products -

			Miscellaneous (0.63%)
Brewery (0.01%)			Armstrong World Industries Inc (a)	9,582	236
Craft Brewers Alliance Inc (a)	7,791	15	Drew Industries Inc (a)	6,789	130
Broadcasting Services & Programming (0.35%)			Gibraltar Industries Inc	37,174	289
Crown Media Holdings Inc (a)	1,981	4	Interline Brands Inc (a)	9,911	168
Fisher Communications Inc	4,785	89	Louisiana-Pacific Corp	69,027	291
Liberty Media Corp - Capital Series A (a)	56,686	826	NCI Building Systems Inc (a)	62,837	248
New Frontier Media Inc (a)	917	2	Quanex Building Products Corp	4,480	53
Outdoor Channel Holdings Inc (a)	3,037	23	USG Corp (a)	20,678	292

World Wrestling Entertainment Inc	1,232	16			1,707

		960	Building Products - Air & Heating (0.03%)

Building - Heavy Construction (0.19%)			Comfort Systems USA Inc	5,906	70
Granite Construction Inc	4,666	158	Building Products - Cement & Aggregate (0.08%)
Sterling Construction Co Inc (a)	2,943	47	Texas Industries Inc	3,271	149
Tutor Perini Corp (a)	17,390	321	US Concrete Inc (a)	31,522	62

		526			211

Building - Maintenance & Service (0.04%)			Building Products - Doors & Windows (0.05%)
ABM Industries Inc	5,415	114	Apogee Enterprises Inc	7,985	116
Sunair Services Corp (a)	269	1	PGT Inc (a)	8,844	18

		115			134

Schedule of Investments SmallCap Value Fund II July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Light Fixtures (0.00%)			Chemicals - Specialty (continued)
LSI Industries Inc	269 $	2	Sensient Technologies Corp	14,906 $	375
			Stepan Co	151	7
Building Products - Wood (0.20%)			WR Grace & Co (a)	22,952	382

Universal Forest Products Inc	12,421	554			3,445

Cable/Satellite TV (0.01%)			Circuit Boards (0.10%)
Mediacom Communications Corp (a)	6,584	32	DDi Corp (a)	6,557	31
			Park Electrochemical Corp	1,878	44
Casino Hotels (0.10%)			TTM Technologies Inc (a)	20,129	199

Boyd Gaming Corp	23,376	215			274

Monarch Casino & Resort Inc (a)	514	5
			Coal (0.40%)
MTR Gaming Group Inc (a)	12,806	47	International Coal Group Inc (a)	40,050	124

		267	Patriot Coal Corp (a)	26,409	221

Cellular Telecommunications (0.57%)			Walter Energy Inc	14,650	723
iPCS Inc (a)	342	6	Westmoreland Coal Co (a)	1,852	15

Syniverse Holdings Inc (a)	85,895	1,506			1,083

Virgin Mobile USA Inc (a)	6,330	31

			Coffee (0.01%)
		1,543	Farmer Bros Co	1,659	37

Chemicals - Diversified (0.67%)
Aceto Corp	7,780	55	Collectibles (0.04%)
Huntsman Corp.	25,100	154	RC2 Corp (a)	6,447	98
Innophos Holdings Inc	2,748	51
Innospec Inc	11,376	136	Commercial Banks (8.14%)
Olin Corp	18,710	258	1st Source Corp	20,065	331
Rockwood Holdings Inc (a)	6,625	119	Ameris Bancorp	9,699	63
ShengdaTech Inc (a)	7,279	38	AmeriServ Financial Inc	22,099	39
Solutia Inc (a)	16,524	148	Ames National Corp	962	25
Westlake Chemical Corp	34,946	873	Arrow Financial Corp	869	24

		1,832	Bancfirst Corp	998	36

			Banco Latinoamericano de Comercio
Chemicals - Fibers (0.02%)			Exterior SA	4,283	55
Zoltek Cos Inc (a)	5,368	53	Bancorp Inc/DE (a)	2,818	20
			Bancorpsouth Inc	40,275	906
Chemicals - Plastics (0.43%)			BancTrust Financial Group Inc	7,702	21
PolyOne Corp (a)	75,994	326	Bank Mutual Corp	20,921	206
Schulman A Inc	18,170	387	Bank of Florida Corp (a)	6,269	21
Spartech Corp	37,185	465	Bank of Granite Corp	4,030	9

		1,178	Bank of the Ozarks Inc	1,810	46

Chemicals - Specialty (1.27%)			Banner Corp	32,580	131
American Pacific Corp (a)	4,299	35	Bryn Mawr Bank Corp	1,399	26
Arch Chemicals Inc	7,709	205	Cadence Financial Corp	5,692	9
Cabot Corp	8,239	151	Camden National Corp	1,168	39
Cytec Industries Inc	8,970	225	Capital City Bank Group Inc	2,899	46
HB Fuller Co	13,645	275	CapitalSource Inc	31,700	147
ICO Inc (a)	8,393	35	Capitol Bancorp Ltd	9,118	40
Minerals Technologies Inc	5,193	226	Cardinal Financial Corp	14,229	111
NewMarket Corp	12,545	949	Cascade Financial Corp	1,165	2
OM Group Inc (a)	15,030	506	Cathay General Bancorp	22,901	209
Penford Corp	4,182	27	Center Financial Corp	8,239	27
Quaker Chemical Corp	2,646	47	Centerstate Banks Inc	1,834	13

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Central Bancorp Inc/MA	538 $	3	Heartland Financial USA Inc	3,261 $	55
Central Pacific Financial Corp	80,742	175	Heritage Commerce Corp	4,926	20
Chemical Financial Corp	19,190	417	Home Bancshares Inc/Conway AR	2,071	45
Citizens & Northern Corp	2,384	49	Horizon Financial Corp	2,100	3
Citizens Republic Bancorp Inc (a)	35,479	20	Iberiabank Corp	2,514	118
City Holding Co	2,161	70	Independent Bank Corp/MI	9,045	16
Columbia Banking System Inc	18,288	222	Independent Bank Corp/Rockland MA	3,705	79
Community Bancorp/NV (a)	7,523	5	Integra Bank Corp	9,851	15
Community Bank System Inc	12,828	233	International Bancshares Corp	12,793	169
Community Trust Bancorp Inc	2,292	62	Intervest Bancshares Corp	1,702	5
Crescent Financial Corp (a)	3,633	15	Lakeland Bancorp Inc	9,988	90
Cullen/Frost Bankers Inc	25,550	1,227	Lakeland Financial Corp	1,833	36
CVB Financial Corp	10,666	80	LNB Bancorp Inc	1,971	15
Dearborn Bancorp Inc (a)	3,950	6	M&T Bank Corp	1,217	71
East West Bancorp Inc	21,367	189	Macatawa Bank Corp	7,447	21
Encore Bancshares Inc (a)	2,036	16	MainSource Financial Group Inc	18,363	123
Enterprise Financial Services Corp	1,530	16	MB Financial Inc	35,287	485
Farmers Capital Bank Corp	2,309	48	MBT Financial Corp	6,090	13
Fidelity Southern Corp (a)	549	1	Metro Bancorp Inc (a)	931	17
Financial Institutions Inc	5,195	77	Nara Bancorp Inc	6,451	38
First Bancorp Inc/ME	2,369	46	National Penn Bancshares Inc	49,755	248
First Bancorp/Puerto Rico	35,063	109	NBT Bancorp Inc	11,528	264
First Bancorp/Troy NC	2,900	53	NewBridge Bancorp	5,736	11
First Busey Corp	20,323	127	North Valley Bancorp	700	3
First Commonwealth Financial Corp	31,104	207	Northeast Bancorp	806	7
First Community Bancshares Inc/VA	2,394	33	Old National Bancorp/IN	22,184	251
First Financial Bancorp	26,999	233	Old Second Bancorp Inc	3,714	19
First Financial Bankshares Inc	4,455	235	Oriental Financial Group Inc	16,735	236
First Financial Corp/IN	1,766	57	Pacific Capital Bancorp NA	80,962	172
First Mariner Bancorp Inc (a)	2,150	3	Pacific Continental Corp	3,398	36
First Merchants Corp	15,515	123	Pacific Mercantile Bancorp (a)	3,550	11
First Midwest Bancorp Inc/IL	14,706	123	PacWest Bancorp	8,957	144
First Regional Bancorp/Los Angeles CA (a)	4,482	4	Park National Corp	1,553	99
First Security Group Inc/TN	4,926	19	Patriot National Bancorp Inc	2,329	7
First South Bancorp Inc/Washington NC	2,168	28	Peapack Gladstone Financial Corp	2,014	38
First State Bancorporation/NM (a)	7,881	8	Peoples Bancorp Inc/OH	10,132	185
FirstMerit Corp	55,606	1,039	Pinnacle Financial Partners Inc (a)	6,130	96
FNB Corp/PA	36,078	280	Preferred Bank/Los Angeles CA - Rights (a)	2,000	1
FNB United Corp	4,030	7	(b)(c)
Fulton Financial Corp	20,381	138	Preferred Bank/Los Angeles CA	1,791	7
German American Bancorp Inc	856	15	Premier Financial Bancorp Inc	627	4
Glacier Bancorp Inc	18,537	289	Premierwest Bancorp	6,514	23
Great Southern Bancorp Inc	448	9	PrivateBancorp Inc	33,990	844
Green Bankshares Inc	4,248	25	Prosperity Bancshares Inc	61,482	2,060
Guaranty Bancorp (a)	56,579	101	Renasant Corp	12,868	192
Hampton Roads Bankshares Inc	6,402	33	Republic Bancorp Inc/KY	2,144	52
Hancock Holding Co	9,441	381	Republic First Bancorp Inc (a)	247	2
Hanmi Financial Corp	7,433	13	S&T Bancorp Inc	8,750	120
Harleysville National Corp	25,443	139	Sandy Spring Bancorp Inc	6,956	113

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Santander BanCorp	1,206 $	7	Wintrust Financial Corp	15,281 $	400
SCBT Financial Corp	1,859	48	Yadkin Valley Financial Corp	8,894	61

Seacoast Banking Corp of Florida	8,866	19			22,109

Shore Bancshares Inc	2,393	47	Commercial Services (0.91%)
Sierra Bancorp	2,070	29	Collectors Universe	3,010	12
Signature Bank/New York NY (a)	1,659	49	Convergys Corp (a)	24,352	261
Simmons First National Corp	6,183	185	DynCorp International Inc (a)	3,156	64
Smithtown Bancorp Inc	3,863	45	First Advantage Corp (a)	2,193	36
South Financial Group Inc/The	46,358	75	Healthcare Services Group Inc	24,283	453
Southern Community Financial Corp/NC	13,075	39	ICT Group Inc (a)	7,896	82
Southern Connecticut Bancorp Inc (a)	896	5	Intersections Inc (a)	12,290	59
Southside Bancshares Inc	1,531	35	Live Nation Inc (a)	61,291	358
Southwest Bancorp Inc/Stillwater OK	9,713	98	Mac-Gray Corp (a)	13,523	166
State Bancorp Inc/NY	4,130	36	Perceptron Inc (a)	781	3
StellarOne Corp	10,624	157	PHH Corp (a)	44,561	817
Sterling Bancorp/NY	10,875	88	Standard Parking Corp (a)	1,526	26
Sterling Bancshares Inc/TX	29,344	237	StarTek Inc (a)	10,926	103
Sterling Financial Corp/WA	14,239	40	Steiner Leisure Ltd (a)	1,157	37

Suffolk Bancorp	775	23			2,477

Sun Bancorp Inc/NJ (a)	26,078	117
Superior Bancorp (a)	4,277	12	Commercial Services - Finance (0.19%)
Susquehanna Bancshares Inc	67,931	357	Advance America Cash Advance Centers Inc	1,138	6
SVB Financial Group (a)	8,292	292	Asset Acceptance Capital Corp (a)	10,905	85
SY Bancorp Inc	1,676	41	Deluxe Corp	3,725	58
Taylor Capital Group Inc (a)	9,025	62	Dollar Financial Corp (a)	886	14
Texas Capital Bancshares Inc (a)	4,820	80	Euronet Worldwide Inc (a)	7,603	160
TIB Financial Corp (a)	1,381	3	Global Cash Access Holdings Inc (a)	921	8
Tompkins Financial Corp	795	35	Heartland Payment Systems Inc	5,967	64
TowneBank/Portsmouth VA	3,122	41	Jackson Hewitt Tax Service Inc	14,736	89
Trico Bancshares	2,082	35	Track Data Corp (a)	1,120	3
Trustco Bank Corp NY	35,140	221	Tree.com Inc (a)	3,261	33

Trustmark Corp	15,578	310			520

UCBH Holdings Inc	39,053	47	Communications Software (0.15%)
UMB Financial Corp	4,846	202	Concurrent Computer Corp (a)	1,702	9
Umpqua Holdings Corp	53,481	519	Digi International Inc (a)	33,107	338
Union Bankshares Corp/VA	6,010	93	DivX Inc (a)	3,909	23
United Bankshares Inc	11,851	240	Seachange International Inc (a)	3,855	35

United Community Banks Inc/GA	39,934	269			405

Univest Corp of Pennsylvania	1,996	52	Computer Aided Design (0.02%)
Virginia Commerce Bancorp (a)	2,418	8	MSC.Software Corp (a)	6,792	50
Washington Banking Co	1,090	10
Washington Trust Bancorp Inc	2,199	40	Computer Data Security (0.01%)
Webster Financial Corp	31,649	358	SCM Microsystems Inc (a)	9,851	21
WesBanco Inc	11,195	187
West Bancorporation Inc	4,215	25	Computer Graphics (0.01%)
Westamerica Bancorporation	5,385	281	Monotype Imaging Holdings Inc (a)	5,578	41
Western Alliance Bancorp (a)	9,265	64
Whitney Holding Corp/LA	29,821	261	Computer Services (1.25%)
			Acorn Energy Inc (a)	448	2
Wilshire Bancorp Inc	4,703	35
			CACI International Inc (a)	23,744	1,097

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Computers - Peripheral Equipment (continued)
Ciber Inc (a)	113,954 $	377	Key Tronic Corp (a)	6,891 $	12
Computer Task Group Inc (a)	1,954	13	Planar Systems Inc (a)	19,539	23
COMSYS IT Partners Inc (a)	3,634	25	Qualstar Corp	717	2
Dynamics Research Corp (a)	4,188	52	Rimage Corp (a)	2,442	41

Insight Enterprises Inc (a)	38,733	399			383

Ness Technologies Inc (a)	9,484	50	Consulting Services (0.53%)
Perot Systems Corp (a)	20,229	323	CRA International Inc (a)	406	11
Pomeroy IT Solutions Inc (a)	10,500	63	Franklin Covey Co (a)	5,272	34
SRA International Inc (a)	41,979	827	Hackett Group Inc/The (a)	4,733	14
TechTeam Global Inc (a)	4,120	27	Hill International Inc (a)	657	3
Tier Technologies Inc (a)	6,179	46	LECG Corp (a)	2,597	10
Tripos Inc (a)(b)(c)	100	-	MAXIMUS Inc	350	15
Unisys Corp (a)	50,854	91	PDI Inc (a)	14,813	77
Virtusa Corp (a)	840	8	Watson Wyatt Worldwide Inc	34,072	1,272

		3,400			1,436

Computer Software (0.04%)			Consumer Products - Miscellaneous (1.49%)
Avid Technology Inc (a)	7,709	94	American Greetings Corp	42,866	676
Double-Take Software Inc (a)	369	3	Blyth Inc	3,857	164
Market Leader Inc (a)	2,508	5	Central Garden and Pet Co - A Shares (a)	9,485	107

		102	CSS Industries Inc	11,976	278

Computers (0.04%)			Helen of Troy Ltd (a)	23,128	503
Palm Inc (a)	2,087	33	Jarden Corp (a)	28,137	694
Silicon Graphics International Corp (a)	13,621	68	Prestige Brands Holdings Inc (a)	47,704	311

		101	Russ Berrie & Co Inc (a)	22,430	117

Computers - Integrated Systems (0.56%)			Scotts Miracle-Gro Co/The	29,625	1,157
Agilysys Inc	19,402	91	WD-40 Co	1,190	36

Cray Inc (a)	2,322	19			4,043

Integral Systems Inc/MD (a)	7,138	51	Containers - Metal & Glass (0.05%)
Mercury Computer Systems Inc (a)	10,746	124	Bway Holding Co (a)	2,517	40
Micros Systems Inc (a)	39,950	1,094	Silgan Holdings Inc	2,105	106

MTS Systems Corp	2,317	54			146

Netscout Systems Inc (a)	764	8	Containers - Paper & Plastic (0.57%)
PAR Technology Corp (a)	6,359	35	AEP Industries Inc (a)	88	3
Radisys Corp (a)	5,135	41	Graphic Packaging Holding Co (a)	249,850	532
Super Micro Computer Inc (a)	1,855	15	Mod-Pac Corp (a)	1,250	4

		1,532	Packaging Corp of America	36,975	727

Computers - Memory Devices (0.25%)			Rock-Tenn Co	1,135	51
Dataram Corp (a)	3,135	5	Temple-Inland Inc	14,295	224

Hutchinson Technology Inc (a)	19,075	62			1,541

Imation Corp	39,326	357	Cosmetics & Toiletries (0.07%)
Silicon Storage Technology Inc (a)	99,867	188	Chattem Inc (a)	279	18
Smart Modular Technologies WWH Inc (a)	19,396	58	Elizabeth Arden Inc (a)	11,394	109

		670	Inter Parfums Inc	2,739	28

Computers - Peripheral Equipment (0.14%)			Parlux Fragrances Inc (a)	12,179	22

Astro-Med Inc	7,443	41			177

Electronics for Imaging Inc (a)	21,998	251	Data Processing & Management (0.21%)
Franklin Electronic Publishers Inc (a)	6,000	13	Acxiom Corp	13,256	128

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Diversified Manufacturing Operations
Bowne & Co Inc	13,661 $	110	(continued)
CSG Systems International Inc (a)	3,509	59	AO Smith Corp	35,864 $	1,400
Fair Isaac Corp	10,426	200	AZZ Inc (a)	1,191	46
infoGROUP Inc	3,832	23	Barnes Group Inc	7,419	104
Schawk Inc	7,791	56	Blount International Inc (a)	3,971	37

		576	Colfax Corp (a)	4,181	40

			EnPro Industries Inc (a)	8,811	157
Dental Supplies & Equipment (0.62%)			Federal Signal Corp	16,744	148
Patterson Cos Inc (a)	66,475	1,686	GenTek Inc (a)	2,058	49
			GP Strategies Corp (a)	1,912	13
Derivatives (0.03%)
FCStone Group Inc (a)	15,091	84	Griffon Corp (a)	47,571	459
			Koppers Holdings Inc	10,747	300
Diagnostic Equipment (0.03%)			Lydall Inc (a)	13,931	45
Affymetrix Inc (a)	2,319	21	Park-Ohio Holdings Corp (a)	3,995	25
Immucor Inc (a)	3,259	54	Standex International Corp	12,053	151

		75	Synalloy Corp	580	5

			Teleflex Inc	22,625	1,085
Diagnostic Kits (0.00%)
			Tredegar Corp	23,910	350
OraSure Technologies Inc (a)	760	2
			Trinity Industries Inc	15,743	220

Direct Marketing (0.10%)					5,668

Harte-Hanks Inc	20,345	220	Diversified Minerals (0.03%)
Valuevision Media Inc (a)	17,821	55	AMCOL International Corp	4,392	82

		275	United States Lime & Minerals Inc (a)	96	4

Disposable Medical Products (0.00%)					86

Medical Action Industries Inc (a)	748	9	Diversified Operations (0.11%)
			Compass Diversified Holdings	12,242	110
Distribution & Wholesale (0.93%)			Resource America Inc	5,842	35
Beacon Roofing Supply Inc (a)	1,838	31	Zapata Corp (a)	20,139	153

BlueLinx Holdings Inc (a)	8,369	33			298

BMP Sunstone Corp (a)	700	3
Brightpoint Inc (a)	17,799	106	Diversified Operations & Commercial Services (0.11%)
Core-Mark Holding Co Inc (a)	6,370	171	Avalon Holdings Corp (a)	3,917	10
GTSI Corp (a)	6,697	43	Viad Corp	11,763	208
Houston Wire & Cable Co	2,472	27	Volt Information Sciences Inc (a)	9,492	76

Navarre Corp (a)	16,478	30			294

Owens & Minor Inc	10,183	451	Drug Delivery Systems (0.03%)
Pool Corp	3,287	78	I-Flow Corp (a)	2,985	23
Scansource Inc (a)	8,373	239	Noven Pharmaceuticals Inc (a)	3,397	56

School Specialty Inc (a)	18,952	424			79

Tech Data Corp (a)	14,866	519	Drug Detection Systems (0.01%)
Titan Machinery Inc (a)	3,778	47	Caliper Life Sciences Inc (a)	23,802	40
United Stationers Inc (a)	3,623	168
Watsco Inc	2,852	150	E-Commerce - Products (0.06%)

		2,520	1-800-Flowers.com Inc (a)	5,532	13

Diversified Manufacturing Operations (2.09%)			NutriSystem Inc	2,600	37
Actuant Corp	60,982	783	Shutterfly Inc (a)	2,921	47
Acuity Brands Inc	3,592	106	Stamps.com Inc (a)	7,157	62

American Biltrite Inc (a)	1	-			159

Ameron International Corp	1,938	145

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
E-Commerce - Services (0.04%)			Electronic Components - Miscellaneous
Internet Brands Inc (a)	13,170 $	99	(continued)
Orbitz Worldwide Inc (a)	6,377	16	Technitrol Inc	6,631 $	48

		115	Vishay Intertechnology Inc (a)	55,432	394

					2,745

Educational Software (0.05%)
PLATO Learning Inc (a)	34,319	149	Electronic Components - Semiconductors (2.08%)
			Actel Corp (a)	22,618	252
Electric - Integrated (1.49%)			Applied Micro Circuits Corp (a)	113,454	981
Allete Inc	8,924	285	AXT Inc (a)	17,552	34
Avista Corp	13,082	242	California Micro Devices Corp (a)	25,433	81
Black Hills Corp	12,712	331	Ceva Inc (a)	5,510	48
Central Vermont Public Service Corp	1,582	29	DSP Group Inc (a)	30,356	264
CH Energy Group Inc	2,731	135	Fairchild Semiconductor International Inc (a)	23,514	208
Cleco Corp	7,838	186	Ikanos Communications Inc (a)	10,164	18
El Paso Electric Co (a)	18,750	283	Integrated Silicon Solution Inc (a)	36,969	116
Empire District Electric Co/The	11,177	205	International Rectifier Corp (a)	9,314	154
IDACORP Inc	19,922	552	IXYS Corp	11,206	87
Maine & Maritimes Corp	1,756	63	Kopin Corp (a)	20,004	79
MGE Energy Inc	3,924	141	Lattice Semiconductor Corp (a)	136,841	302
NorthWestern Corp	14,025	340	Microsemi Corp (a)	86,350	1,179
Otter Tail Corp	8,797	205	Microtune Inc (a)	5,603	12
Pike Electric Corp (a)	2,134	23	Omnivision Technologies Inc (a)	18,333	243
PNM Resources Inc	11,738	143	QLogic Corp (a)	52,125	680
Portland General Electric Co	16,804	320	Richardson Electronics Ltd/United States	21,255	79
UIL Holdings Corp	11,428	279	Rovi Corp (a)	4,568	119
Unisource Energy Corp	9,735	269	Silicon Image Inc (a)	19,610	48
Unitil Corp	1,417	29	Skyworks Solutions Inc (a)	7,374	89

		4,060	Virage Logic Corp (a)	5,799	29

			Volterra Semiconductor Corp (a)	6,483	108
Electric Products - Miscellaneous (0.08%)
GrafTech International Ltd (a)	9,991	137	White Electronic Designs Corp (a)	32,513	149
Graham Corp	940	13	Zoran Corp (a)	25,481	294

Littelfuse Inc (a)	2,998	70			5,653

		220	Electronic Design Automation (0.10%)

			Cadence Design Systems Inc (a)	2,953	17
Electronic Components - Miscellaneous (1.01%)
AVX Corp	4,513	50	Cogo Group Inc (a)	14,330	94
Bel Fuse Inc	6,049	111	Mentor Graphics Corp (a)	23,226	161

Benchmark Electronics Inc (a)	60,076	949			272

Blonder Tongue Laboratories (a)	1,523	3	Electronic Measurement Instruments (0.10%)
CTS Corp	57,456	484	Analogic Corp	1,086	41
Daktronics Inc	6,039	51	Cyberoptics Corp (a)	7,092	48
IntriCon Corp (a)	448	1	FARO Technologies Inc (a)	401	7
LaBarge Inc (a)	673	7	Keithley Instruments Inc	2,956	16
Methode Electronics Inc	38,179	289	LeCroy Corp (a)	9,544	38
OSI Systems Inc (a)	777	15	Measurement Specialties Inc (a)	5,881	47
Plexus Corp (a)	4,113	106	Zygo Corp (a)	10,401	66

Rogers Corp (a)	5,029	126			263

Sparton Corp (a)	3,794	11	Electronic Parts Distribution (0.02%)
Stoneridge Inc (a)	4,846	22	NU Horizons Electronics Corp (a)	13,881	55
Sypris Solutions Inc	37,541	78

Schedule of Investments SmallCap Value Fund II July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Security Devices (0.01%)			E-Services - Consulting (0.09%)
LoJack Corp (a)	380 $	1	Keynote Systems Inc (a)	8,614 $		87
Vicon Industries Inc (a)	1,971	13	Perficient Inc (a)	19,994		147

		14				234

Electronics - Military (0.01%)			Fiduciary Banks (0.10%)
Arotech Corp (a)	9,039	14	Boston Private Financial Holdings Inc	40,220		184
Merrimac Industries Inc (a)	717	6	Wilmington Trust Corp	7,970		92

		20				276

E-Marketing & Information (0.02%)			Filtration & Separation Products (0.10%)
Digital River Inc (a)	1,174	42	CLARCOR Inc	6,739		223
Looksmart Ltd (a)	14,346	16	Mfri Inc (a)	5,284		32

		58	Polypore International Inc (a)	1,559		19

Energy - Alternate Sources (0.03%)						274

Headwaters Inc (a)	27,668	85	Finance - Auto Loans (0.33%)
Ocean Power Technologies Inc (a)	627	3	AmeriCredit Corp (a)	54,716		859

		88	Credit Acceptance Corp (a)	117		3

Engineering - Research & Development Services (0.10%)			United PanAm Financial Corp (a)	6,985		23

EMCOR Group Inc (a)	10,509	254				885

ENGlobal Corp (a)	276	1	Finance - Commercial (0.00%)
National Technical Systems Inc	5,105	22	NewStar Financial Inc (a)	1,688		5
Servidyne Inc	471	1
VSE Corp	201	6	Finance - Consumer Loans (0.25%)

		284	Asta Funding Inc	2,123		14

			Encore Capital Group Inc (a)	6,110		75
Engines - Internal Combustion (0.23%)			First Marblehead Corp/The (a)	6,806		12
Briggs & Stratton Corp	36,455	626	Firstcity Financial Corp (a)	7,911		44
Enterprise Software & Services (1.54%)			Nelnet Inc (a)	15,501		221
American Software Inc/Georgia	437	3	Ocwen Financial Corp (a)	5,878		84
Epicor Software Corp (a)	6,418	39	Portfolio Recovery Associates Inc (a)	1,100		51
JDA Software Group Inc (a)	6,670	138	Student Loan Corp	2,687		121

Lawson Software Inc (a)	12,206	73	World Acceptance Corp (a)	2,453		58

Mantech International Corp (a)	1,074	57				680

Omnicell Inc (a)	1,134	14	Finance - Credit Card (0.02%)
Open Text Corp (a)	3,690	139	CompuCredit Holdings Corp (a)	18,000		54
Pervasive Software Inc (a)	6,787	36
Sybase Inc (a)	56,400	2,019	Finance - Investment Banker & Broker (0.90%)
SYNNEX Corp (a)	26,018	739	Cowen Group Inc (a)	11,768		87
Tyler Technologies Inc (a)	59,500	916	Diamond Hill Investment Group Inc (a)	75		4

		4,173	E*Trade Financial Corp (a)	138,593		208

			Evercore Partners Inc - Class A	3,556		70
Entertainment Software (0.06%)			FBR Capital Markets Corp (a)	50,925		261
Glu Mobile Inc (a)	9,761	10	GFI Group Inc	8,574		55
Take-Two Interactive Software Inc (a)	16,762	160	International Assets Holding Corp (a)	136		2

		170	Investment Technology Group Inc (a)	2,908		65

Environmental Consulting & Engineering (0.02%)			KBW Inc (a)	2,810		82
TRC Cos Inc (a)	14,328	64	Knight Capital Group Inc (a)	15,584		289
			LaBranche & Co Inc (a)	33,265		126
Environmental Monitoring & Detection (0.07%)			MF Global Ltd (a)	38,031		243
Mine Safety Appliances Co	6,676	188	Oppenheimer Holdings Inc	1,359		38

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Food - Miscellaneous/Diversified (continued)
(continued)			Diamond Foods Inc	866 $	24
Penson Worldwide Inc (a)	12,451 $	145	Hain Celestial Group Inc (a)	15,514	258
Piper Jaffray Cos (a)	9,236	424	John B. Sanfilippo & Son Inc (a)	17,710	154
Sanders Morris Harris Group Inc	16,711	97	M&F Worldwide Corp (a)	15,611	310
Stifel Financial Corp (a)	1,211	61	Monterey Gourmet Foods Inc (a)	11,732	18
SWS Group Inc	9,739	134	Seaboard Corp	49	54
Thomas Weisel Partners Group Inc (a)	7,105	30	Smart Balance Inc (a)	9,732	60

TradeStation Group Inc (a)	3,846	29			1,563

		2,450

			Food - Retail (0.31%)
Finance - Leasing Company (0.09%)			Ingles Markets Inc	6,232	104
California First National Bancorp	986	12	Ruddick Corp	9,741	229
Financial Federal Corp	8,291	168	Village Super Market Inc	82	2
Marlin Business Services Corp (a)	5,732	39	Weis Markets Inc	1,331	44
MicroFinancial Inc	5,351	17	Winn-Dixie Stores Inc (a)	33,209	471

		236			850

Finance - Mortgage Loan/Banker (0.00%)			Food - Wholesale & Distribution (0.23%)
Delta Financial Corp (a)(b)	18,200	-	Fresh Del Monte Produce Inc (a)	16,905	362
Doral Financial Corp (a)	1,183	2	Nash Finch Co	3,788	116
Federal Agricultural Mortgage Corp	115	1	Spartan Stores Inc	10,835	140

		3			618

Finance - Other Services (0.01%)			Footwear & Related Apparel (0.27%)
BGC Partners Inc	6,377	29	CROCS Inc (a)	18,686	64
Financial Guarantee Insurance (0.44%)			Iconix Brand Group Inc (a)	16,371	287
Ambac Financial Group Inc	41,248	31	Lacrosse Footwear Inc	986	11
Assured Guaranty Ltd	28,391	397	Rocky Brands Inc (a)	3,672	14
MBIA Inc (a)	47,624	199	Skechers U.S.A. Inc (a)	8,834	122
MGIC Investment Corp	50,347	332	Timberland Co/The (a)	9,306	127
PMI Group Inc/The	15,224	35	Wolverine World Wide Inc	4,535	109

Primus Guaranty Ltd (a)	4,289	13			734

Radian Group Inc	60,524	202	Funeral Services & Related Items (0.13%)

		1,209	Carriage Services Inc (a)	21,003	77

Fisheries (0.00%)			Service Corp International/US	33,313	211
HQ Sustainable Maritime Industries Inc (a)	152	1	Stewart Enterprises Inc	14,787	72

					360

Food - Baking (0.06%)			Gambling (Non-Hotel) (0.16%)
Flowers Foods Inc	6,287	148	Lakes Entertainment Inc (a)	14,149	53
Tasty Baking Co	2,060	15	Pinnacle Entertainment Inc (a)	38,084	382

		163			435

Food - Canned (0.28%)			Gas - Distribution (0.95%)
Del Monte Foods Co	51,035	493	Chesapeake Utilities Corp	1,203	40
Seneca Foods Corp (a)	824	21	Laclede Group Inc/The	2,966	100
TreeHouse Foods Inc (a)	7,212	234	New Jersey Resources Corp	9,138	353

		748	Nicor Inc	10,140	369

Food - Miscellaneous/Diversified (0.58%)			Northwest Natural Gas Co	7,919	353
B&G Foods Inc	3,357	28	Piedmont Natural Gas Co Inc	20,540	506
Cal-Maine Foods Inc	2,260	67	South Jersey Industries Inc	7,201	266
Chiquita Brands International Inc (a)	48,180	590	Southwest Gas Corp	9,656	234

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Human Resources (continued)
WGL Holdings Inc	10,640 $	352	Korn/Ferry International (a)	9,557 $	133

		2,573	MPS Group Inc (a)	84,377	730

Gold Mining (0.04%)			On Assignment Inc (a)	12,239	52
US Gold Corp (a)	33,486	99	RCM Technologies Inc (a)	8,329	19
			Spherion Corp (a)	83,198	457
Golf (0.03%)			TrueBlue Inc (a)	11,245	143

Aldila Inc	959	3			2,658

Callaway Golf Co	10,288	66	Identification Systems - Development (0.38%)

		69	Brady Corp	13,695	403

Hazardous Waste Disposal (0.03%)			Checkpoint Systems Inc (a)	13,048	226
EnergySolutions Inc	10,248	88	Cogent Inc (a)	7,862	90
			L-1 Identity Solutions Inc (a)	41,104	323

Health Care Cost Containment (0.00%)					1,042

Prospect Medical Holdings Inc (a)	1,075	4
			Industrial Audio & Video Products (0.03%)
Heart Monitors (0.04%)			Ballantyne Strong Inc (a)	9,493	23
Cardiac Science Corp (a)	24,506	98	China Security & Surveillance Technology
			Inc (a)	5,252	46

Home Furnishings (0.47%)					69

American Woodmark Corp	1,602	38	Industrial Automation & Robots (0.30%)
Bassett Furniture Industries Inc	6,000	15	Cognex Corp	9,222	152
Ethan Allen Interiors Inc	3,292	42	Gerber Scientific Inc (a)	18,305	58
Flexsteel Industries	2,117	17	Hurco Cos Inc (a)	359	7
Furniture Brands International Inc	87,980	353	Nordson Corp	13,390	601

Hooker Furniture Corp	3,924	54			818

Kimball International Inc	35,455	241
			Industrial Gases (0.50%)
La-Z-Boy Inc	68,714	465	Airgas Inc	30,675	1,367
Sealy Corp (a)	9,469	24
Stanley Furniture Co Inc	3,403	37	Instruments - Controls (0.28%)

		1,286	Frequency Electronics Inc (a)	11,821	41

Hotels & Motels (0.29%)			Spectrum Control Inc (a)	14,239	140
Gaylord Entertainment Co (a)	13,609	194	Technology Research Corp	4,162	12
Lodgian Inc (a)	19,612	25	Watts Water Technologies Inc	20,224	533
Marcus Corp	5,255	67	Woodward Governor Co	1,793	35
Orient-Express Hotels Ltd	38,997	345	X-Rite Inc (a)	359	1

Red Lion Hotels Corp (a)	31,701	167			762

		798	Instruments - Scientific (0.07%)

Housewares (0.01%)			OI Corp	1,523	8
Lifetime Brands Inc	8,955	37	Varian Inc (a)	3,368	171

					179

Human Resources (0.98%)			Insurance Brokers (0.22%)
AMN Healthcare Services Inc (a)	2,587	19	Arthur J Gallagher & Co	21,425	491
Barrett Business Services Inc	3,493	35	Crawford & Co (a)	952	4
CDI Corp	11,986	152	eHealth Inc (a)	6,962	113

Cross Country Healthcare Inc (a)	30,731	257			608

Edgewater Technology Inc (a)	10,657	28
Heidrick & Struggles International Inc	5,698	117	Internet Application Software (0.09%)
Kelly Services Inc	29,881	351	Lionbridge Technologies Inc (a)	19,617	43
Kforce Inc (a)	16,977	165

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Application Software (continued)			Investment Companies (continued)
RealNetworks Inc (a)	66,464 $	193	American Capital Ltd	63,185 $	228

		236	Ampal American Israel (a)	5,922	16

Internet Connectivity Services (0.04%)			Apollo Investment Corp	33,386	238
Internap Network Services Corp (a)	27,048	82	Ares Capital Corp	24,555	222
PC-Tel Inc (a)	4,436	30	BlackRock Kelso Capital Corp	2,888	24

		112	Capital Southwest Corp	410	34

			Fifth Street Finance Corp	3,317	34
Internet Content - Entertainment (0.03%)			Harris & Harris Group Inc (a)	4,889	32
Alloy Inc (a)	10,433	67	Hercules Technology Growth Capital Inc	5,333	52
Atrinsic Inc (a)	6,388	7	MCG Capital Corp	86,825	298
Hollywood Media Corp (a)	3,985	6	Medallion Financial Corp	24,936	196
PlanetOut Inc (a)(b)	3,700	-	PennantPark Investment Corp	5,232	43

		80	Prospect Capital Corp	15,285	153

Internet Content - Information & News (0.08%)					1,675

Infospace Inc (a)	16,168	118	Investment Management & Advisory Services (0.56%)
LoopNet Inc (a)	8,816	71	Calamos Asset Management Inc	8,937	123
TechTarget Inc (a)	3,834	21	Cohen & Steers Inc	4,427	81
TheStreet.com Inc	6,538	14	Epoch Holding Corp	315	3

		224	GAMCO Investors Inc	2,082	95

Internet Financial Services (0.01%)			National Financial Partners Corp	24,403	183
Online Resources Corp (a)	4,173	28	Virtus Investment Partners Inc (a)	5,686	90
			Waddell & Reed Financial Inc	33,150	940
Internet Incubators (0.17%)			Westwood Holdings Group Inc	145	6

Internet Capital Group Inc (a)	27,403	205			1,521

ModusLink Global Solutions Inc (a)	35,549	253
Safeguard Scientifics Inc (a)	4,971	9	Lasers - Systems & Components (0.62%)

		467	Coherent Inc (a)	17,526	344

			Cymer Inc (a)	5,900	202
Internet Infrastructure Equipment (0.11%)			Electro Scientific Industries Inc (a)	27,400	359
Avocent Corp (a)	18,657	289	II-VI Inc (a)	1,990	48
			Newport Corp (a)	38,194	282
Internet Infrastructure Software (0.16%)
Openwave Systems Inc (a)	32,433	85	Rofin-Sinar Technologies Inc (a)	20,474	444

support.com Inc (a)	37,085	91			1,679

TIBCO Software Inc (a)	30,517	267	Leisure & Recreation Products (0.23%)

		443	Brunswick Corp/DE	71,730	515

			GameTech International Inc (a)	627	1
Internet Security (0.23%)
			Johnson Outdoors Inc	5,821	38
ActivIdentity Corp (a)	30,181	76
Blue Coat Systems Inc (a)	6,775	127	Marine Products Corp	2,610	15
Ipass Inc (a)	29,910	53	Multimedia Games Inc (a)	10,425	59

SonicWALL Inc (a)	41,613	316			628

VASCO Data Security International Inc (a)	8,560	64	Life & Health Insurance (0.65%)

		636	American Equity Investment Life Holding Co	38,757	281

			Conseco, Inc. (a)	28,272	88
Internet Telephony (0.01%)
			Delphi Financial Group Inc	16,069	383
Ibasis Inc (a)	5,600	11
j2 Global Communications Inc (a)	898	21	FBL Financial Group Inc	17,857	175

			Independence Holding Co	8,329	55
		32

			Kansas City Life Insurance Co	940	30
Investment Companies (0.62%)			National Western Life Insurance Co	372	49
Allied Capital Corp	26,363	105	Phoenix Cos Inc/The	127,721	281

Schedule of Investments SmallCap Value Fund II July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Machinery Tools & Related Products
Presidential Life Corp	30,649 $	274	(continued)
Universal American Corp/NY (a)	17,040	155	Lincoln Electric Holdings Inc	26,975 $	1,143

		1,771	LS Starrett Co	180	2

					1,284

Linen Supply & Related Items (0.20%)
G&K Services Inc	17,209	391	Marine Services (0.02%)
Unifirst Corp/MA	3,770	147	Great Lakes Dredge & Dock Corp	10,963	63

		538	Medical - Biomedical/Gene (0.21%)

Machinery - Construction & Mining (0.32%)			American Oriental Bioengineering Inc (a)	9,229	56
Astec Industries Inc (a)	2,459	66	Arqule Inc (a)	4,782	29
Bucyrus International Inc	27,575	813	Cambrex Corp (a)	572	3

		879	Celera Corp (a)	10,089	60

Machinery - Electrical (0.35%)			CuraGen Corp (a)	10,200	14
Baldor Electric Co	18,545	478	Enzo Biochem Inc (a)	12,630	64
Franklin Electric Co Inc	3,072	99	Geron Corp (a)	5,382	43
Regal-Beloit Corp	8,134	377	Martek Biosciences Corp (a)	7,727	180

		954	Maxygen Inc (a)	1,075	9

			Medicines Co/The (a)	3,672	30
Machinery - Farm (0.30%)			RTI Biologics Inc (a)	17,821	79

Alamo Group Inc	10,413	144			567

Lindsay Corp	18,600	660

		804	Medical - Drugs (0.22%)

			Adolor Corp (a)	5,176	9
Machinery - General Industry (0.57%)			Biodel Inc (a)	267	1
Albany International Corp	8,131	112	Hi-Tech Pharmacal Co Inc (a)	8,304	130
Altra Holdings Inc (a)	6,291	55	Infinity Pharmaceuticals Inc (a)	1,990	16
Applied Industrial Technologies Inc	7,251	160	KV Pharmaceutical Co (a)	9,624	22
Chart Industries Inc (a)	868	17	Lannett Co Inc (a)	4,209	37
DXP Enterprises Inc (a)	2,183	22	Medicis Pharmaceutical Corp	12,757	219
Gardner Denver Inc (a)	2,077	61	Progenics Pharmaceuticals Inc (a)	1,580	9
Gencor Industries Inc (a)	717	5	Viropharma Inc (a)	20,916	154

Intevac Inc (a)	2,150	25			597

Kadant Inc (a)	15,715	175
Robbins & Myers Inc	37,918	794	Medical - Generic Drugs (0.06%)
Twin Disc Inc	3,348	29	Caraco Pharmaceutical Laboratories Ltd (a)	1,735	5
Wabtec Corp	3,019	101	Par Pharmaceutical Cos Inc (a)	10,427	169

		1,556			174

Machinery - Material Handling (0.12%)			Medical - HMO (0.60%)
Cascade Corp	2,434	60	AMERIGROUP Corp (a)	1,674	42
Columbus McKinnon Corp/NY (a)	10,441	151	Centene Corp (a)	8,030	155
Key Technology Inc (a)	1,321	14	Healthspring Inc (a)	31,682	400
NACCO Industries Inc	2,399	101	Magellan Health Services Inc (a)	10,573	342

		326	Molina Healthcare Inc (a)	5,094	115

			Triple-S Management Corp (a)	6,278	107
Machinery - Pumps (0.04%)			WellCare Health Plans Inc (a)	20,521	457

Tecumseh Products Co (a)	13,994	114			1,618

Machinery Tools & Related Products (0.47%)			Medical - Hospitals (0.34%)
Hardinge Inc	6,000	24	Dynacq Healthcare Inc (a)	172	1
Kennametal Inc	4,836	103	LifePoint Hospitals Inc (a)	25,701	711
K-Tron International Inc (a)	138	12	Medcath Corp (a)	16,934	204

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Hospitals (continued)			Medical Products (continued)
SunLink Health Systems Inc (a)	100 $	-	Cantel Medical Corp (a)	5,138 $	80

		916	Cooper Cos Inc/The	17,821	489

Medical - Nursing Homes (0.33%)			Greatbatch Inc (a)	1,562	34
Assisted Living Concepts Inc (a)	3,373	48	Hanger Orthopedic Group Inc (a)	3,036	42
Kindred Healthcare Inc (a)	39,733	558	HealthTronics Inc (a)	32,418	70
National Healthcare Corp	1,102	41	Invacare Corp	12,874	263
Odyssey HealthCare Inc (a)	3,933	46	LeMaitre Vascular Inc (a)	3,493	12
Skilled Healthcare Group Inc (a)	8,455	70	Misonix Inc (a)	11,445	19
Sun Healthcare Group Inc (a)	12,453	121	Osteotech Inc (a)	24,298	120

		884	SRI/Surgical Express Inc (a)	3,941	10

			TomoTherapy Inc (a)	16,319	51
Medical - Outpatient & Home Medical Care (0.25%)			West Pharmaceutical Services Inc	25,550	933
Allied Healthcare International Inc (a)	60,993	152	Zoll Medical Corp (a)	26,219	483

Amedisys Inc (a)	374	17			2,663

American Shared Hospital Services (a)	1,075	2
Amsurg Corp (a)	6,574	135	Metal - Aluminum (0.17%)
Gentiva Health Services Inc (a)	5,173	110	Century Aluminum Co (a)	27,787	233
LHC Group Inc (a)	2,341	69	Kaiser Aluminum Corp	7,156	236

Res-Care Inc (a)	11,887	186			469

		671	Metal - Iron (0.17%)

Medical Imaging Systems (0.05%)			Cliffs Natural Resources Inc	16,925	464
Digirad Corp (a)	6,355	13
			Metal Processors & Fabrication (0.70%)
Merge Healthcare Inc (a)	14,954	56	Ampco-Pittsburgh Corp	1,114	25
Vital Images Inc (a)	5,955	80	CIRCOR International Inc	6,185	143

		149	Haynes International Inc (a)	4,170	96

Medical Information Systems (0.04%)			Kaydon Corp	29,454	962
AMICAS Inc (a)	38,776	114	Ladish Co Inc (a)	5,223	57
			LB Foster Co (a)	1,559	47
Medical Instruments (0.30%)			Mueller Industries Inc	7,824	186
Abaxis Inc (a)	3,283	88	NN Inc	12,179	30
Angiodynamics Inc (a)	20,443	255	RBC Bearings Inc (a)	269	6
Bruker BioSciences Corp (a)	10,366	104	RTI International Metals Inc (a)	11,752	209
Conmed Corp (a)	5,843	103	Worthington Industries Inc	11,048	146

CryoLife Inc (a)	584	3			1,907

ev3 Inc (a)	15,285	187
Natus Medical Inc (a)	1,739	24	Metal Products - Distribution (0.09%)
Symmetry Medical Inc (a)	4,230	36	AM Castle & Co	13,486	142
Urologix Inc (a)	6,896	9	Olympic Steel Inc	4,231	108

		809			250

Medical Laboratory & Testing Service (0.00%)			Metal Products - Fasteners (0.00%)
Orchid Cellmark Inc (a)	5,015	9	Chicago Rivet & Machine Co	269	4
			Eastern Co/The	538	9

Medical Laser Systems (0.02%)					13

Cutera Inc (a)	2,418	20	Miscellaneous Manufacturers (0.11%)
Cynosure Inc (a)	3,362	33	American Railcar Industries Inc	5,209	43
Iridex Corp (a)	996	2	FreightCar America Inc	1,601	32

		55	John Bean Technologies Corp	4,555	63

Medical Products (0.98%)			Movado Group Inc	7,791	112
American Medical Systems Holdings Inc (a)	3,746	57

Schedule of Investments SmallCap Value Fund II July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Miscellaneous Manufacturers (continued)			Non-Hazardous Waste Disposal (0.71%)
NL Industries Inc	5,425 $	37	Waste Connections Inc (a)	65,419 $	1,845

		287	Waste Services Inc (a)	18,528	89

Motion Pictures & Services (0.02%)					1,934

Ascent Media Corp (a)	2,202	61	Office Furnishings - Original (0.06%)
			HNI Corp	1,889	42
MRI - Medical Diagnostic Imaging (0.04%)			Kewaunee Scientific Corp	627	8
Alliance HealthCare Services Inc (a)	497	2	Steelcase Inc	13,256	97
Nighthawk Radiology Holdings Inc (a)	20,799	101	Virco Manufacturing	4,747	15

RadNet Inc (a)	607	2			162

		105

			Office Supplies & Forms (0.11%)
Multi-Line Insurance (0.46%)			ACCO Brands Corp (a)	1,727	8
Citizens Inc/TX (a)	2,106	15	Ennis Inc	17,446	257
Eastern Insurance Holdings Inc	4,301	41	Nashua Corp (a)	4,100	27
Horace Mann Educators Corp	49,407	561	Standard Register Co/The	1,135	4

National Security Group Inc	269	2			296

United Fire & Casualty Co	27,114	456
Unitrin Inc	13,146	173	Oil - Field Services (1.37%)

		1,248	Allis-Chalmers Energy Inc (a)	55,109	127

			Basic Energy Services Inc (a)	9,954	67
Multimedia (0.52%)			Cal Dive International Inc (a)	5,188	46
4Kids Entertainment Inc (a)	10,120	18	CARBO Ceramics Inc	367	15
EW Scripps Co	12,929	52	Exterran Holdings Inc (a)	10,030	175
Factset Research Systems Inc	21,625	1,226	Global Industries Ltd (a)	44,054	301
Journal Communications Inc	22,435	62	Helix Energy Solutions Group Inc (a)	26,340	276
Media General Inc	5,500	26	Hornbeck Offshore Services Inc (a)	9,927	216
Meredith Corp	319	8	Key Energy Services Inc (a)	120,639	837
WPT Enterprises Inc (a)	6,777	9	Matrix Service Co (a)	2,749	28

		1,401	Newpark Resources (a)	15,336	40

Networking Products (0.86%)			Oil States International Inc (a)	39,204	1,063
3Com Corp (a)	151,113	570	Omni Energy Services Corp (a)	90	-
Adaptec Inc (a)	114,093	303	SEACOR Holdings Inc (a)	1,971	157
Anixter International Inc (a)	6,771	232	Superior Energy Services Inc (a)	7,000	116
Black Box Corp	22,813	627	Superior Well Services Inc (a)	6,794	45
Extreme Networks (a)	21,919	50	Tetra Technologies Inc (a)	12,986	100
Hypercom Corp (a)	51,671	110	Trico Marine Services Inc/United States (a)	10,926	48
Netgear Inc (a)	13,649	232	Union Drilling Inc (a)	8,306	60

Performance Technologies Inc (a)	11,588	35			3,717

Polycom Inc (a)	7,672	182	Oil & Gas Drilling (0.84%)
Soapstone Networks Inc	6,090	3	Atlas America Inc	9,131	184

		2,344	Bronco Drilling Co Inc (a)	18,197	76

Night Clubs (0.00%)			Hercules Offshore Inc (a)	52,289	248
Rick's Cabaret International Inc (a)	1,606	12	Parker Drilling Co (a)	43,982	203
			Patterson-UTI Energy Inc	47,125	651
Non-Ferrous Metals (0.24%)			Pioneer Drilling Co (a)	35,366	155
Brush Engineered Materials Inc (a)	10,136	216	Unit Corp (a)	24,125	764

Horsehead Holding Corp (a)	6,582	70			2,281

USEC Inc (a)	96,817	375

		661	Oil Company - Exploration & Production (2.23%)

			Approach Resources Inc (a)	5,185	36

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Paper & Related Products (continued)
(continued)			Buckeye Technologies Inc (a)	36,794 $	234
Arena Resources Inc (a)	33,935 $	1,107	Clearwater Paper Corp (a)	1,422	57
ATP Oil & Gas Corp (a)	22,252	173	Domtar Corp (a)	5,857	111
Berry Petroleum Co	16,167	384	Glatfelter	20,765	215
Bill Barrett Corp (a)	14,283	451	KapStone Paper and Packaging Corp (a)	10,916	55
Clayton Williams Energy Inc (a)	1,413	27	Neenah Paper Inc	3,941	38
Concho Resources Inc/Midland TX (a)	34,950	1,073	Schweitzer-Mauduit International Inc	11,094	363
Delta Petroleum Corp (a)	43,907	84	Wausau Paper Corp	6,355	60

Endeavour International Corp (a)	2,135	3			1,142

EXCO Resources Inc (a)	5,766	79
GeoMet Inc (a)	16,119	20	Pharmacy Services (0.06%)
Georesources Inc (a)	1,858	20	BioScrip Inc (a)	28,126	166
Goodrich Petroleum Corp (a)	3,187	82
			Curative Health Services Inc (a)(b)(c)	4,500	-

Gran Tierra Energy Inc (a)	31,099	115
					166

Harvest Natural Resources Inc (a)	27,761	180
HKN Inc (a)	3,491	8	Photo Equipment & Supplies (0.06%)
Mariner Energy Inc (a)	14,694	176	Eastman Kodak Co	58,855	175
Oilsands Quest Inc (a)	33,469	28
Parallel Petroleum Corp (a)	43,100	86	Physical Therapy & Rehabilitation Centers (0.10%)
			Psychiatric Solutions Inc (a)	2,463	67
Penn Virginia Corp	6,975	134
			RehabCare Group Inc (a)	7,375	177
Petroleum Development Corp (a)	10,989	185
			US Physical Therapy Inc (a)	1,573	26

Petroquest Energy Inc (a)	40,849	137
					270

Rex Energy Corp (a)	8,200	49
Rosetta Resources Inc (a)	26,323	273	Physician Practice Management (0.40%)
St Mary Land & Exploration Co	9,891	236	American Dental Partners Inc (a)	2,702	35
Stone Energy Corp (a)	32,324	351	Healthways Inc (a)	5,145	76
Swift Energy Co (a)	25,741	507	Mednax Inc (a)	21,025	975
Vaalco Energy Inc (a)	7,924	35	OCA Inc (a)(b)(c)	1,600	-

Venoco Inc (a)	627	6			1,086

		6,045	Pipelines (0.07%)

Oil Field Machinery & Equipment (0.23%)			Crosstex Energy Inc	45,944	178
Bolt Technology Corp (a)	1,509	17
Complete Production Services Inc (a)	32,931	272	Platinum (0.05%)
Gulf Island Fabrication Inc	5,795	84	Stillwater Mining Co (a)	18,508	124
Lufkin Industries Inc	401	18	Power Converter & Supply Equipment (0.09%)
Mitcham Industries Inc (a)	1,806	8	Advanced Energy Industries Inc (a)	7,695	93
NATCO Group Inc (a)	2,524	91	C&D Technologies Inc (a)	4,488	9
Natural Gas Services Group Inc (a)	4,139	57	Espey Manufacturing & Electronics Corp	53	1
T-3 Energy Services Inc (a)	5,208	71	Evergreen Solar Inc (a)	18,396	39

		618	Magnetek Inc (a)	5,063	7

Oil Refining & Marketing (0.28%)			PowerSecure International Inc (a)	12,916	78
Alon USA Energy Inc	9,536	96	Vicor Corp	2,856	22

CVR Energy Inc (a)	24,698	211			249

Delek US Holdings Inc	21,725	185	Precious Metals (0.17%)
Holly Corp	6,717	143	Coeur d'Alene Mines Corp (a)	32,700	464
Western Refining Inc	19,894	129

		764	Printing - Commercial (0.06%)

Paper & Related Products (0.42%)			Champion Industries Inc/WV	10,371	18
Boise Inc (a)	3,848	9	Consolidated Graphics Inc (a)	5,426	100

Schedule of Investments SmallCap Value Fund II July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Printing - Commercial (continued)			Protection - Safety (0.02%)
Multi-Color Corp	234 $	4	Landauer Inc	565 $	38
Tufco Technologies Inc (a)	1,165	3	Mace Security International Inc (a)	10,657	10

Valassis Communications Inc (a)	2,207	25			48

		150	Publishing - Books (0.54%)

Private Corrections (0.03%)			Courier Corp	2,527	42
Cornell Cos Inc (a)	4,740	81	John Wiley & Sons Inc	19,700	628
			Scholastic Corp	34,929	788

Property & Casualty Insurance (3.56%)					1,458

21st Century Holding Co	3,672	14
Affirmative Insurance Holdings Inc	6,896	27	Publishing - Newspapers (0.01%)
American Physicians Capital Inc	1,144	51	AH Belo Corp	9,117	22
American Safety Insurance Holdings Ltd (a)	3,621	60	Publishing - Periodicals (0.00%)
Amerisafe Inc (a)	5,790	96	Primedia Inc	3,316	8
Amtrust Financial Services Inc	3,109	38
Baldwin & Lyons Inc	12,795	277	Quarrying (0.02%)
CNA Surety Corp (a)	33,866	532	Compass Minerals International Inc	1,033	55
Donegal Group Inc	17,959	283
EMC Insurance Group Inc	11,123	269	Racetracks (0.46%)
Employers Holdings Inc	13,745	191	Churchill Downs Inc	1,764	66
Enstar Group Ltd (a)	896	54	Dover Motorsports Inc	3,447	5
First Acceptance Corp (a)	24,051	63	International Speedway Corp	34,225	875
First Mercury Financial Corp	9,915	143	Speedway Motorsports Inc	18,593	297

FPIC Insurance Group Inc (a)	4,764	164			1,243

Hallmark Financial Services (a)	16,288	107	Radio (0.05%)
Hanover Insurance Group Inc/The	35,125	1,381	Beasley Broadcasting Group Inc	5,597	16
Harleysville Group Inc	4,210	131	Cumulus Media Inc (a)	15,248	10
HCC Insurance Holdings Inc	67,490	1,694	Entercom Communications Corp	29,283	80
Infinity Property & Casualty Corp	9,254	384	Saga Communications Inc (a)	3,426	19

Investors Title Co	627	20			125

Meadowbrook Insurance Group Inc	57,870	458
			Real Estate Management & Services (0.22%)
Mercer Insurance Group Inc	4,836	88
			Jones Lang LaSalle Inc	14,300	543
National Interstate Corp	1,455	26	United Capital Corp (a)	2,215	54

Navigators Group Inc (a)	1,912	94
					597

NYMAGIC Inc	7,791	135
OneBeacon Insurance Group Ltd	2,956	33	Real Estate Operator & Developer (0.28%)
PMA Capital Corp (a)	52,916	307	Avatar Holdings Inc (a)	6,000	129
ProAssurance Corp (a)	6,945	353	California Coastal Communities Inc (a)	9,672	13
RLI Corp	5,928	294	Consolidated-Tomoka Land Co	1,394	52
Safety Insurance Group Inc	12,123	391	Forest City Enterprises Inc	24,281	173
SeaBright Insurance Holdings Inc (a)	20,490	199	Forestar Group Inc (a)	9,869	129
Selective Insurance Group	18,622	278	Hilltop Holdings Inc (a)	21,705	260
Specialty Underwriters' Alliance Inc (a)	4,854	32	Stratus Properties Inc (a)	538	3

State Auto Financial Corp	27,367	473			759

Stewart Information Services Corp	12,193	168	Recreational Centers (0.05%)
Tower Group Inc	1,102	28	Life Time Fitness Inc (a)	5,589	142
Unico American Corp	5,796	46
United America Indemnity Ltd (a)	2,153	12	Recreational Vehicles (0.01%)
Zenith National Insurance Corp	12,208	291	Arctic Cat Inc	5,373	33

		9,685

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Recycling (0.00%)			REITS - Hotels (continued)
Metalico Inc (a)	2,329 $	11	Sunstone Hotel Investors Inc	17,002 $	95

					582

Reinsurance (1.71%)
Argo Group International Holdings Ltd (a)	12,582	423	REITS - Manufactured Homes (0.03%)
Aspen Insurance Holdings Ltd	40,075	997	Equity Lifestyle Properties Inc	1,200	50
Flagstone Reinsurance Holdings Ltd	21,477	217	Sun Communities Inc	2,512	38

Greenlight Capital Re Ltd (a)	3,819	70			88

IPC Holdings Ltd	56,491	1,635	REITS - Mortgage (1.39%)
Maiden Holdings Ltd	7,129	54	American Capital Agency Corp	1,596	36
Max Capital Group Ltd	12,883	257	Anworth Mortgage Asset Corp	34,956	264
Montpelier Re Holdings Ltd ADR	30,828	484	Capstead Mortgage Corp	8,463	113
Platinum Underwriters Holdings Ltd	13,193	445	Chimera Investment Corp	289,575	1,037
Validus Holdings Ltd	3,318	75	Hatteras Financial Corp	5,492	156

		4,657	iStar Financial Inc	45,730	111

			MFA Mortgage Investments Inc	240,687	1,781
REITS - Apartments (0.27%)
American Campus Communities Inc	9,442	216	NorthStar Realty Finance Corp	26,491	95
Associated Estates Realty Corp	3,257	19	Redwood Trust Inc	9,114	148
Education Realty Trust Inc	7,324	36	Walter Investment Management Corp	2,420	32

Home Properties Inc	6,426	229			3,773

Mid-America Apartment Communities Inc	2,107	84	REITS - Office Property (0.47%)
Post Properties Inc	9,822	139	BioMed Realty Trust Inc	27,526	321

		723	Franklin Street Properties Corp	22,743	324

			Highwoods Properties Inc	15,572	399
REITS - Diversified (0.37%)
Colonial Properties Trust	6,340	51	Kilroy Realty Corp	5,461	129
Cousins Properties Inc	4,949	43	Parkway Properties Inc/Md	7,190	102

Entertainment Properties Trust	9,355	255			1,275

Investors Real Estate Trust	17,700	165	REITS - Regional Malls (0.05%)
Lexington Realty Trust	20,610	88	CBL & Associates Properties Inc	9,834	58
Mission West Properties Inc	4,389	30	Pennsylvania Real Estate Investment Trust	13,604	72

Potlatch Corp	2,908	86			130

PS Business Parks Inc	1,549	80	REITS - Shopping Centers (0.47%)
Washington Real Estate Investment Trust	7,857	201	Acadia Realty Trust	4,693	64

		999	Cedar Shopping Centers Inc	12,233	65

REITS - Healthcare (0.49%)			Developers Diversified Realty Corp	44,032	247
Healthcare Realty Trust Inc	8,963	174	Equity One Inc	23,161	349
LTC Properties Inc	12,689	310	Inland Real Estate Corp	32,648	241
Medical Properties Trust Inc	30,071	210	Kite Realty Group Trust	31,597	101
National Health Investors Inc	3,816	119	Saul Centers Inc	594	20
Omega Healthcare Investors Inc	20,204	338	Tanger Factory Outlet Centers	2,644	94
Senior Housing Properties Trust	7,634	142	Urstadt Biddle Properties Inc	7,038	108

Universal Health Realty Income Trust	1,228	42			1,289

		1,335	REITS - Single Tenant (0.25%)

REITS - Hotels (0.21%)			Agree Realty Corp	1,751	34
Ashford Hospitality Trust Inc	13,395	40	Alexander's Inc	109	30
DiamondRock Hospitality Co	14,334	97	Getty Realty Corp	2,512	56
FelCor Lodging Trust Inc	16,911	40	National Retail Properties Inc	28,207	556

LaSalle Hotel Properties	16,363	244			676

Strategic Hotels & Resorts Inc	56,300	66

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Storage (0.19%)			Retail - Apparel & Shoe (continued)
Extra Space Storage Inc	28,841 $	253	DSW Inc (a)	2,708 $	37
Sovran Self Storage Inc	8,748	236	Finish Line Inc/The	36,034	313
U-Store-It Trust	6,449	31	Foot Locker Inc	17,631	195

		520	Genesco Inc (a)	11,183	243

REITS - Warehouse & Industrial (0.15%)			Gymboree Corp (a)	3,095	123
DCT Industrial Trust Inc	28,120	128	HOT Topic Inc (a)	4,334	34
EastGroup Properties Inc	4,408	153	Kenneth Cole Productions Inc	5,109	41
First Potomac Realty Trust	10,344	97	Liz Claiborne Inc	32,941	104
Monmouth Real Estate Investment Corp	5,063	33	Men's Wearhouse Inc	20,181	436

		411	New York & Co Inc (a)	14,630	53

			Pacific Sunwear Of California (a)	25,913	86
Rental - Auto & Equipment (1.04%)			Phillips-Van Heusen Corp	60,177	2,129
Aaron's Inc	24,750	680	Shoe Carnival Inc (a)	7,796	97
Avis Budget Group Inc (a)	52,671	450	Stage Stores Inc	49,980	624
Dollar Thrifty Automotive Group Inc (a)	29,898	495	Stein Mart Inc (a)	1,155	13
Electro Rent Corp	21,730	207	Syms Corp (a)	7,466	52
H&E Equipment Services Inc (a)	18,572	197	Tween Brands Inc (a)	15,565	113

Mcgrath Rentcorp	3,190	61			7,482

Rent-A-Center Inc/TX (a)	19,508	405
United Rentals Inc (a)	42,523	318	Retail - Appliances (0.04%)

		2,813	Conn's Inc (a)	8,451	107

Research & Development (0.05%)			Retail - Arts & Crafts (0.01%)
Albany Molecular Research Inc (a)	11,549	110	AC Moore Arts & Crafts Inc (a)	6,043	22
Kendle International Inc (a)	2,877	34

		144	Retail - Auto Parts (0.31%)

			Coast Distribution System/CA	2,597	5
Resorts & Theme Parks (0.13%)
			PEP Boys-Manny Moe & Jack	84,154	836

Bluegreen Corp (a)	33,402	93
					841

Great Wolf Resorts Inc (a)	46,009	124
Vail Resorts Inc (a)	4,516	129	Retail - Automobile (0.95%)

		346	America's Car-Mart Inc (a)	994	22

			Asbury Automotive Group Inc	26,853	376
Respiratory Products (0.01%)
			Group 1 Automotive Inc	20,003	589
Allied Healthcare Products (a)	5,732	23
			Lithia Motors Inc	17,599	211
Retail - Apparel & Shoe (2.75%)			Penske Auto Group Inc	26,807	555
Abercrombie & Fitch Co	24,450	699	Rush Enterprises Inc - Class A (a)	30,852	404
AnnTaylor Stores Corp (a)	7,968	96	Rush Enterprises Inc - Class B (a)	11,163	123
Brown Shoe Co Inc	35,733	277	Sonic Automotive Inc	24,980	307

Buckle Inc/The	497	15			2,587

Cache Inc (a)	2,329	10	Retail - Bookstore (0.03%)
Casual Male Retail Group Inc (a)	8,060	17	Books-A-Million Inc	802	7
Cato Corp/The	9,570	190	Borders Group Inc (a)	17,788	71

Charlotte Russe Holding Inc (a)	14,856	223			78

Charming Shoppes Inc (a)	96,757	467
			Retail - Computer Equipment (0.11%)
Childrens Place Retail Stores Inc/The (a)	3,679	121	PC Connection Inc (a)	30,488	175
Christopher & Banks Corp	24,931	197	PC Mall Inc (a)	3,813	33
Collective Brands Inc (a)	12,043	192	Systemax Inc (a)	6,160	80

dELiA*s Inc (a)	5,415	14			288

Destination Maternity Corp (a)	2,150	49
Dress Barn Inc (a)	14,221	222

Schedule of Investments SmallCap Value Fund II July 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Consumer Electronics (0.01%)				Retail - Office Supplies (continued)
Rex Stores Corp (a)	2,129 $		24	OfficeMax Inc	8,533 $	80

						255

Retail - Convenience Store (0.17%)
Casey's General Stores Inc	7,926		217	Retail - Pawn Shops (0.52%)
Pantry Inc/The (a)	12,668		222	Cash America International Inc	4,615	123
Susser Holdings Corp (a)	1,761		21	First Cash Financial Services Inc (a)	69,275	1,303

			460			1,426

Retail - Discount (0.13%)				Retail - Perfume & Cosmetics (0.03%)
99 Cents Only Stores (a)	1,374		20	Sally Beauty Holdings Inc (a)	10,692	75
Duckwall-ALCO Stores Inc (a)	5,911		101	Retail - Petroleum Products (0.06%)
Fred's Inc	11,356		153	World Fuel Services Corp	3,917	172
Tuesday Morning Corp (a)	19,631		91

			365	Retail - Regional Department Store (0.20%)

Retail - Drug Store (0.05%)				Bon-Ton Stores Inc/The	2,508	9
Allion Healthcare Inc (a)	18,642		138	Dillard's Inc	45,483	482
				Retail Ventures Inc (a)	17,971	60

Retail - Fabric Store (0.09%)						551

Jo-Ann Stores Inc (a)	10,084		235	Retail - Restaurants (0.70%)
				AFC Enterprises Inc (a)	5,778	43
Retail - Hair Salons (0.17%)
Regis Corp	33,179		453	Benihana Inc (a)	269	2
				Bob Evans Farms Inc	8,362	243
Retail - Home Furnishings (0.18%)				California Pizza Kitchen Inc (a)	6,170	102
Cost Plus Inc (a)	8,418		12	Cracker Barrel Old Country Store Inc	1,443	42
Haverty Furniture Cos Inc	16,113		173	DineEquity Inc	2,329	58
Kirkland's Inc (a)	15,133		209	Domino's Pizza Inc (a)	5,143	42
Pier 1 Imports Inc (a)	41,529		94	Einstein Noah Restaurant Group Inc (a)	83	1

			488	Frisch's Restaurants Inc	448	12

				J Alexander's Corp	4,747	19
Retail - Jewelry (0.09%)
				Landry's Restaurants Inc (a)	6,245	56
Lazare Kaplan International Inc (a)	8,585		22
				Luby's Inc (a)	21,761	99
Zale Corp (a)	36,358		215

				McCormick & Schmick's Seafood
			237	Restaurants Inc (a)	2,418	19

Retail - Leisure Products (0.13%)				Morton's Restaurant Group Inc (a)	6,704	24
MarineMax Inc (a)	19,342		130	O'Charleys Inc	21,827	227
Steinway Musical Instruments (a)	1,586		18	Papa John's International Inc (a)	981	25
West Marine Inc (a)	23,147		206	Red Robin Gourmet Burgers Inc (a)	1,708	32

			354	Ruby Tuesday Inc (a)	22,559	169

Retail - Mail Order (0.04%)				Ruth's Hospitality Group Inc (a)	859	3
Sport Supply Group Inc	9,862		97	Sonic Corp (a)	1,269	14
				Steak N Shake Co/The (a)	26,125	267
Retail - Major Department Store (0.10%)				Wendy's/Arby's Group Inc	88,051	403

Saks Inc (a)	51,479		264			1,902

				Retail - Sporting Goods (0.29%)
Retail - Miscellaneous/Diversified (0.00%)				Big 5 Sporting Goods Corp	704	9
Hastings Entertainment Inc/United States (a)	1,165		5
				Cabela's Inc (a)	42,845	695
Retail - Office Supplies (0.09%)				Gander Mountain Co (a)	12,179	72
Office Depot Inc (a)	38,495		175	Golfsmith International Holdings Inc (a)	479	1
				Sport Chalet Inc - Class A (a)	5,105	8
				Sport Chalet Inc - Class B (a)	717	2

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Sporting Goods (continued)			Savings & Loans - Thrifts (continued)
Zumiez Inc (a)	342 $	3	First Pactrust Bancorp Inc	180 $	1

		790	First Place Financial Corp/OH	17,717	49

Retail - Toy Store (0.02%)			Flushing Financial Corp	9,234	98
Build-A-Bear Workshop Inc (a)	9,600	46	Fox Chase Bancorp Inc (a)	1,455	14
			Hampden Bancorp Inc	448	5
Retirement & Aged Care (0.08%)			HF Financial Corp	4,179	50
Brookdale Senior Living Inc	14,675	157	HMN Financial Inc	180	1
Capital Senior Living Corp (a)	11,623	57	Home Federal Bancorp Inc/ID	13,620	155
Five Star Quality Care Inc (a)	806	2	Investors Bancorp Inc (a)	7,716	76
Sunrise Senior Living Inc (a)	4,120	10	Kearny Financial Corp	3,784	43

		226	Legacy Bancorp Inc/MA	6,627	88

Rubber - Tires (0.23%)			LSB Corp	4,695	51
Cooper Tire & Rubber Co	42,201	623	Meridian Interstate Bancorp Inc (a)	3,675	34
			Meta Financial Group Inc	3,224	72
Rubber & Plastic Products (0.07%)			MutualFirst Financial Inc	1,041	8
Myers Industries Inc	18,047	178	NASB Financial Inc	876	23
			New Hampshire Thrift Bancshares Inc	896	9
Satellite Telecommunications (0.12%)			NewAlliance Bancshares Inc	85,444	1,047
EchoStar Holding Corp (a)	8,877	131	Northeast Community Bancorp Inc	2,597	20
Loral Space & Communications Inc (a)	8,955	187	Northfield Bancorp Inc	2,990	36

		318	Northwest Bancorp Inc	4,950	101

Savings & Loans - Thrifts (2.49%)			OceanFirst Financial Corp	2,367	29
Abington Bancorp Inc	17,048	139	Oritani Financial Corp	493	7
Ameriana Bancorp	2,687	10	Pacific Premier Bancorp Inc (a)	4,978	21
Anchor Bancorp Wisconsin Inc	8,597	12	Parkvale Financial Corp	3,314	29
Astoria Financial Corp	12,796	124	Provident Financial Holdings Inc	5,194	39
B of I Holding Inc (a)	3,672	26	Provident Financial Services Inc	66,217	784
BankAtlantic Bancorp Inc	5,141	22	Provident New York Bancorp	27,817	270
BankFinancial Corp	15,803	168	Riverview Bancorp Inc	11,395	39
Beneficial Mutual Bancorp Inc (a)	4,979	44	Rockville Financial Inc	2,113	26
Berkshire Hills Bancorp Inc	8,252	189	Roma Financial Corp	1,313	17
Brookline Bancorp Inc	16,212	189	Rome Bancorp Inc	6,179	53
Brooklyn Federal Bancorp Inc	404	5	TF Financial Corp	1,165	20
Camco Financial Corp	7,465	15	TierOne Corp	1,604	4
Carver Bancorp Inc	359	2	Timberland Bancorp Inc/WA	7,281	38
CFS Bancorp Inc	11,190	44	United Community Financial Corp/OH	23,899	33
Citizens Community Bancorp Inc/WI	2,150	12	United Financial Bancorp Inc	11,528	153
Citizens South Banking Corp	7,821	39	United Western Bancorp Inc	3,403	27
Clifton Savings Bancorp Inc	2,182	23	Washington Federal Inc	77,460	1,079
Cooperative Bankshares Inc	250	-	Waterstone Financial Inc (a)	3,052	16
Danvers Bancorp Inc	31,741	398	Westfield Financial Inc	18,890	184
Dime Community Bancshares	8,868	107	WSFS Financial Corp	1,581	42

ESSA Bancorp Inc	6,986	94			6,766

First Defiance Financial Corp	6,806	104	Seismic Data Collection (0.11%)
First Federal Bancshares of Arkansas Inc	448	2	Dawson Geophysical Co (a)	2,127	65
First Financial Holdings Inc	2,847	41	Geokinetics Inc (a)	607	9
First Financial Northwest Inc	8,060	62	ION Geophysical Corp (a)	79,243	213

First Keystone Financial Inc (a)	90	1			287

First Niagara Financial Group Inc	269	3

Schedule of Investments

SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (0.66%)			Steel Pipe & Tube (continued)
Anadigics Inc (a)	717 $	3	Northwest Pipe Co (a)	1,353 $	47

Emulex Corp (a)	1,661	15			292

Exar Corp (a)	18,640	131	Storage & Warehousing (0.10%)
Integrated Device Technology Inc (a)	82,592	559	Mobile Mini Inc (a)	17,051	276
Micrel Inc	18,549	145

Pericom Semiconductor Corp (a)	13,030	124	Sugar (0.06%)
Sigma Designs Inc (a)	1,827	30	Imperial Sugar Co	12,392	165
Standard Microsystems Corp (a)	2,506	58
Techwell Inc (a)	332	3	Telecommunication Equipment (0.99%)
TriQuint Semiconductor Inc (a)	100,288	720	ADC Telecommunications Inc (a)	12,149	88

		1,788	Adtran Inc	5,940	143

			Anaren Inc (a)	4,129	74
Semiconductor Equipment (1.46%)			Arris Group Inc (a)	13,433	164
Aetrium Inc (a)	352	1
			Communications Systems Inc	6,806	81
Amtech Systems Inc (a)	3,045	17
			CPI International Inc (a)	4,165	40
ATMI Inc (a)	3,455	63
			Ditech Networks Inc (a)	25,522	35
Brooks Automation Inc (a)	53,600	318
			Nice Systems Ltd ADR (a)	44,225	1,211
Cabot Microelectronics Corp (a)	6,709	228
			Occam Networks Inc (a)	2,060	8
Cascade Microtech Inc (a)	7,781	31
			OpNext Inc (a)	8,060	16
Cohu Inc	13,812	168
			Plantronics Inc	8,965	212
Entegris Inc (a)	98,373	367
			Preformed Line Products Co	51	2
MKS Instruments Inc (a)	40,243	780
			Sonus Networks Inc (a)	30,415	58
Nanometrics Inc (a)	20,328	75
			Symmetricom Inc (a)	37,383	242
Photronics Inc (a)	37,043	189
			Tekelec (a)	6,777	125
Rudolph Technologies Inc (a)	21,658	177
			Tollgrade Communications Inc (a)	13,191	74
Semitool Inc (a)	9,534	56
			Utstarcom Inc (a)	57,789	99
Ultra Clean Holdings (a)	1,269	5
			XETA Technologies Inc (a)	7,545	16

Varian Semiconductor Equipment
Associates Inc (a)	44,075	1,412			2,688

Veeco Instruments Inc (a)	3,650	69	Telecommunication Equipment - Fiber Optics (0.31%)

		3,956	Ciena Corp (a)	8,779	98

Shipbuilding (0.03%)			Clearfield Inc (a)	1,467	3
Todd Shipyards Corp	4,844	81	Oplink Communications Inc (a)	9,497	121
			Optical Cable Corp (a)	5,568	19

Silver Mining (0.04%)			Sycamore Networks Inc (a)	174,255	592

Hecla Mining Co (a)	31,348	99			833

Steel - Producers (0.28%)			Telecommunication Services (0.19%)
Carpenter Technology Corp	11,900	223	Consolidated Communications Holdings Inc	2,770	35
Friedman Industries	2,777	15	Fairpoint Communications Inc	9,690	6
Shiloh Industries Inc (a)	17,081	84	Global Crossing Ltd (a)	1,000	11
Steel Dynamics Inc	26,300	430	Harris Stratex Networks Inc (a)	17,836	124

		752	Iowa Telecommunications Services Inc	12,772	156

			Knology Inc (a)	4,695	40
Steel - Specialty (0.00%)			MasTec Inc (a)	3,644	38
Universal Stainless & Alloy (a)	717	13	Orbcomm Inc (a)	1,717	4
			Premiere Global Services Inc (a)	3,445	33
Steel Pipe & Tube (0.11%)
			tw telecom inc (a)	5,947	59
Furmanite Corp (a)	3,135	14
			USA Mobility Inc	570	7

Mueller Water Products Inc - Class A	59,873	231
					513

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telephone - Integrated (0.27%)			Transport - Air Freight (0.08%)
Atlantic Tele-Network Inc	1,343 $	56	Atlas Air Worldwide Holdings Inc (a)	8,592 $	214
Cincinnati Bell Inc (a)	25,589	80
D&E Communications Inc	15,699	167	Transport - Equipment & Leasing (0.47%)
General Communication Inc (a)	19,022	130	Aircastle Ltd	32,370	235
IDT Corp - Class B (a)	41,939	109	Amerco Inc (a)	9,844	442
IDT Corp (a)	986	2	GATX Corp	11,829	298
SureWest Communications (a)	14,882	191	Greenbrier Cos Inc	14,584	153

		735	TAL International Group Inc	2,091	23

			Textainer Group Holdings Ltd	2,422	29
Television (0.11%)			Willis Lease Finance Corp (a)	7,612	110

Belo Corp	69,110	198			1,290

LIN TV Corp (a)	32,523	64
Sinclair Broadcast Group Inc	19,536	37	Transport - Marine (0.78%)

		299	Alexander & Baldwin Inc	7,827	229

			American Commercial Lines Inc (a)	7,920	124
Textile - Apparel (0.10%)			CAI International Inc (a)	3,423	22
Perry Ellis International Inc (a)	16,401	127	DHT Maritime Inc	7,767	39
Unifi Inc (a)	65,329	137	Eagle Bulk Shipping Inc	16,364	94

		264	Genco Shipping & Trading Ltd	11,725	280

Textile - Products (0.03%)			General Maritime Corp	7,235	60
Culp Inc (a)	8,016	53	Golar LNG Ltd (a)	8,767	86
Dixie Group Inc (a)	8,418	26	Gulfmark Offshore Inc (a)	7,204	231

		79	Horizon Lines Inc	11,256	56

Theaters (0.07%)			International Shipholding Corp	8,208	238
Carmike Cinemas Inc	6,433	61	Knightsbridge Tankers Ltd	2,649	42
Cinemark Holdings Inc	3,600	40	Nordic American Tanker Shipping	6,453	198
National CineMedia Inc	6,317	93	Overseas Shipholding Group Inc	5,868	202

		194	Ship Finance International Ltd	14,475	178

			TBS International Ltd (a)	3,340	27

Therapeutics (0.02%)					2,106

Anika Therapeutics Inc (a)	1,165	7
Nabi Biopharmaceuticals (a)	3,558	9	Transport - Rail (0.01%)
Theragenics Corp (a)	34,889	44	Providence and Worcester Railroad Co	3,224	35

		60

			Transport - Services (0.34%)
Tobacco (0.13%)			Bristow Group Inc (a)	12,050	399
Alliance One International Inc (a)	7,713	32	Dynamex Inc (a)	689	11
Universal Corp/VA	8,752	333	HUB Group Inc (a)	5,621	121

		365	Pacer International Inc	72,383	179

Tools - Hand Held (0.00%)			PHI Inc (a)	9,973	218

QEP Co Inc (a)	359	1			928

			Transport - Truck (0.93%)
Toys (0.13%)			Arkansas Best Corp	16,485	469
Jakks Pacific Inc (a)	30,712	354
			Covenant Transportation Group Inc (a)	1,438	7
Leapfrog Enterprises Inc (a)	3,200	9

			Forward Air Corp	2,009	46
		363	Frozen Food Express Industries	17,908	65

Transactional Software (0.00%)			Heartland Express Inc	2,906	45
Synchronoss Technologies Inc (a)	562	7	Knight Transportation Inc	1,898	34
VeriFone Holdings Inc (a)	717	6	Landstar System Inc	24,975	916

		13	Marten Transport Ltd (a)	4,986	88

			Old Dominion Freight Line Inc (a)	4,724	168

Schedule of Investments
SmallCap Value Fund II
July 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Transport - Truck (continued)			Wireless Equipment (continued)
PAM Transportation Services Inc (a)	9,796 $	68	WPCS International Inc (a)	1,509 $	4

Saia Inc (a)	11,604	210			504

USA Truck Inc (a)	2,412	35	TOTAL COMMON STOCKS	$ 263,748

Werner Enterprises Inc	14,279	258
YRC Worldwide Inc (a)	85,062	119		Principal

		2,528		Amount	Value

				(000's)	(000's)

Travel Services (0.00%)			REPURCHASE AGREEMENTS (1.51%)
Interval Leisure Group Inc (a)	588	6	Diversified Banking Institutions (1.51%)
			Investment in Joint Trading Account; Bank
Vitamins & Nutrition Products (0.05%)			of America Repurchase Agreement; 0.16%
Natural Alternatives International Inc (a)	1,459	9	dated 07/31/09 maturing 08/03/09
Nutraceutical International Corp (a)	1,881	24	(collateralized by Sovereign Agency
Omega Protein Corp (a)	7,112	28	Issues; $1,048,000; 0.00% - 6.08%; dated
			11/16/09 - 08/17/16)	$ 1,027 $	1,027
Schiff Nutrition International Inc (a)	2,470	14	Investment in Joint Trading Account; Credit
USANA Health Sciences Inc (a)	1,628	54	Suisse Repurchase Agreement; 0.19%

		129	dated 07/31/09 maturing 08/03/09

			(collateralized by US Treasury Notes;
Water (0.16%)			$1,048,000; 0.875% - 5.125%; dated
American States Water Co	2,378	86	12/31/10 - 05/15/16)	1,027	1,027
California Water Service Group	5,652	214	Investment in Joint Trading Account;
Pico Holdings Inc (a)	2,905	88	Deutsche Bank Repurchase Agreement;
SJW Corp	1,729	39	0.19% dated 07/31/09 maturing 08/03/09

			(collateralized by Sovereign Agency
		427	Issues; $1,048,000; 1.625% - 5.375%;

Web Hosting & Design (0.03%)			dated 10/16/09 - 05/28/19)	1,028	1,028
Web.com Group Inc (a)	15,355	94	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
			0.18% dated 07/31/09 maturing 08/03/09
Web Portals (0.15%)			(collateralized by Sovereign Agency Issue;
Earthlink Inc	14,377	121	$1,048,000; 1.625%; dated 04/26/2011)	1,028	1,028

United Online Inc	30,371	279			4,110

		400

			TOTAL REPURCHASE AGREEMENTS	$ 4,110

Wire & Cable Products (0.48%)			Total Investments	$ 267,858
Belden Inc	13,437	236	Other Assets in Excess of Liabilities, Net - 1.41%		3,833

Encore Wire Corp	6,342	137
Fushi Copperweld Inc (a)	3,991	35	TOTAL NET ASSETS - 100.00%	$ 271,691

General Cable Corp (a)	22,075	856
Insteel Industries Inc	5,198	53	(a) Non-Income Producing Security

		1,317	(b)	Market value is determined in accordance with procedures established in

Wireless Equipment (0.19%)			good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $1 or 0.00% of net assets.
Airvana Inc (a)	2,503	16	(c) Security is Illiquid
EndWave Corp (a)	8,508	20
Globecomm Systems Inc (a)	8,067	64	Unrealized Appreciation (Depreciation)
ID Systems Inc (a)	569	2	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Novatel Wireless Inc (a)	12,016	114	of investments held by the fund as of the period end were as follows:
Powerwave Technologies Inc (a)	18,262	23
Relm Wireless Corp (a)	806	1	Unrealized Appreciation	$ 27,021
RF Micro Devices Inc (a)	43,085	224	Unrealized Depreciation		(85,900)

Telular Corp (a)	3,801	10	Net Unrealized Appreciation (Depreciation)		(58,879)
Tessco Technologies Inc	1,702	26	Cost for federal income tax purposes		326,737
			All dollar amounts are shown in thousands (000's)

	Schedule of Investments
	SmallCap Value Fund II
	July 31, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.95%
Industrial	16.40%
Consumer, Cyclical	14.77%
Consumer, Non-cyclical	12.36%
Technology	8.74%
Communications	6.59%
Energy	5.54%
Basic Materials	4.53%
Utilities	2.60%
Diversified	0.11%
Other Assets in Excess of Liabilities, Net	1.41%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.94%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	145	$ 7,617	$ 7,992	$ 375
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (105.98%)			TAX-EXEMPT BONDS (continued)
Alabama (0.99%)			California (continued)
Auburn University			City of Vernon CA
5.00%, 6/ 1/2038	$ 1,500 $	1,493	5.13%, 8/ 1/2021	$ 1,000 $	976
Courtland Industrial Development Board/AL			Foothill Eastern Transportation Corridor
5.20%, 6/ 1/2025	1,250	960	Agency/CA MBIA

		2,453	0.00%, 1/15/2018 (b)	2,000	1,015

			Golden State Tobacco Securitization Corp/CA
Alaska (4.65%)			4.50%, 6/ 1/2027	1,240	1,037
Alaska International Airports System AMBAC			5.00%, 6/ 1/2045	1,000	802
5.25%, 10/ 1/2027	4,500	5,068	5.75%, 6/ 1/2047	1,660	992
Borough of Matanuska-Susitna AK
5.50%, 9/ 1/2023	1,500	1,643	Hesperia Public Financing Authority/CA XLCA
			5.00%, 9/ 1/2031	1,000	770
City of Anchorage AK
6.38%, 1/ 1/2020	2,000	2,105	Jurupa Unified School District FGIC
			5.13%, 8/ 1/2022	2,700	2,753
City of Anchorage AK MBIA
6.50%, 12/ 1/2013	1,235	1,449	Los Angeles Department of Water & Power
			5.25%, 7/ 1/2038 (a)	1,000	1,008
Northern TOB Securitization Corp/AK
4.63%, 6/ 1/2023	810	732	Los Angeles Unified School District/CA
			5.00%, 7/ 1/2029	1,000	987
5.00%, 6/ 1/2046	1,000	545	Morongo Band of Mission Indians

		11,542	6.50%, 3/ 1/2028 (c)(d)	500	406

Arizona (3.19%)			Poway Unified School District
Arizona State Transportation Board			0.00%, 8/ 1/2023 (b)	1,250	538
5.00%, 7/ 1/2026 (a)	1,500	1,610	0.00%, 8/ 1/2026 (b)	1,275	449
Arizona State University			Quechan Indian Tribe of Fort Yuma
5.25%, 9/ 1/2024	1,090	1,114	7.00%, 12/ 1/2027	300	210
Goodyear McDowell Road Commercial			Rancho Mirage Joint Powers Financing
Corridor Agency AMBAC			Authority/CA
5.25%, 1/ 1/2032	750	673	5.00%, 7/ 1/2047	1,000	827
Maricopa County Pollution Control Corp/AZ			Richmond Joint Powers Financing Authority/CA
6.00%, 5/ 1/2029	500	508	6.25%, 7/ 1/2024	1,000	996
Navajo County Pollution Control Corp/AZ			San Joaquin Hills Transportation Corridor
5.75%, 6/ 1/2034	1,000	1,009	Agency/CA MBIA
Phoenix Civic Improvement Corp			0.00%, 1/15/2034 (b)	7,000	1,002
5.00%, 7/ 1/2034	1,000	1,005	State of California
Pima County Industrial Development Authority			5.25%, 11/ 1/2025	2,000	2,021
6.25%, 6/ 1/2026	160	124	5.75%, 4/ 1/2031	675	692
6.00%, 6/ 1/2036	160	101	Tobacco Securitization Authority of Northern
5.75%, 7/ 1/2036	100	67	California/CA
			5.38%, 6/ 1/2038	1,000	626
6.55%, 12/ 1/2037	300	217
			Tobacco Securitization Authority of Southern
Salt River Project Agricultural Improvement &			California/CA
Power District			5.00%, 6/ 1/2037	1,000	601
5.00%, 1/ 1/2039	1,500	1,491

			University of California
		7,919	5.75%, 5/15/2023 (a)	930	1,057

California (10.63%)			5.75%, 5/15/2025 (a)	1,380	1,548

Bay Area Toll Authority					26,361

5.00%, 4/ 1/2039 (a)	1,000	967
			Colorado (2.65%)
Beverly Hills Unified School District/CA
0.00%, 8/ 1/2027 (b)	3,000	1,172	City & County of Denver CO
			0.30%, 12/ 1/2029	800	800
California State Public Works Board
5.00%, 4/ 1/2030	1,175	1,034	City of Colorado Springs CO FSA
			5.25%, 12/15/2022	3,000	3,147
California Statewide Communities
Development Authority			Colorado Health Facilities Authority FSA
6.63%, 8/ 1/2029	1,000	1,064	5.20%, 3/ 1/2031	1,000	996
5.00%, 3/ 1/2035	1,000	811

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Colorado (continued)			Florida (continued)
Lincoln Park Metropolitan District/CO			Orange County Housing Finance Authority
6.20%, 12/ 1/2037	$ 500 $	437	7.00%, 10/ 1/2025 (c)	$ 500 $	516
Platte River Power Authority/CO			Orlando Utilities Commission
5.00%, 6/ 1/2026	1,135	1,207	6.00%, 10/ 1/2010	5,000	5,297

		6,587	Seminole Indian Tribe of Florida

			5.75%, 10/ 1/2022 (c)(d)	250	233
Connecticut (0.47%)
			Tolomato Community Development District
State of Connecticut ACA			6.55%, 5/ 1/2027	300	218
6.60%, 7/ 1/2024	1,500	1,157
			6.65%, 5/ 1/2040	300	204

District of Columbia (2.15%)			Wentworth Estates Community Development
			District
District of Columbia Income Tax Revenue			5.63%, 5/ 1/2037	155	75
MBIA
5.00%, 12/ 1/2024 (a)	715	770	West Villages Improvement District
District of Columbia Income Tax Revenue			5.50%, 5/ 1/2037	160	75

MBIA-IBC					18,113

5.00%, 12/ 1/2023 (a)	1,785	1,937	Georgia (1.81%)
District of Columbia Water & Sewer Authority			City of Atlanta GA
FSA			6.00%, 11/ 1/2027	1,000	997
5.50%, 10/ 1/2017	500	583
			Monroe County Development Authority/GA
5.50%, 10/ 1/2041	2,000	2,054	MBIA

		5,344	6.75%, 1/ 1/2010	3,410	3,485

Florida (7.30%)					4,482

Amelia Walk Community Development District			Hawaii (0.90%)
5.50%, 5/ 1/2037	100	53	City & County of Honolulu HI
Bay Laurel Center Community Development			6.00%, 1/ 1/2012	1,270	1,417
District			6.00%, 1/ 1/2012	730	818

5.45%, 5/ 1/2037	475	295
City of Port St Lucie FL ASSURED GTY					2,235

5.00%, 9/ 1/2035	1,000	990	Idaho (1.48%)
City of Port St Lucie FL MBIA			Idaho Health Facilities Authority
5.00%, 7/ 1/2033	500	408	6.65%, 2/15/2021 (c)	2,000	2,636
County of Alachua FL			Idaho Housing & Finance Association/ID
5.88%, 11/15/2042	150	103	5.85%, 7/ 1/2036	1,000	1,030

County of Miami-Dade FL ASSURED GTY					3,666

5.25%, 10/ 1/2033	2,000	1,773
Escambia County Health Facilities Authority			Illinois (9.92%)
AMBAC			Chicago O'Hare International Airport/IL
5.95%, 7/ 1/2020	90	93	AGC-ICC MBIA
Florida Housing Finance Agency AMBAC			5.25%, 1/ 1/2025 (a)	2,250	2,295
6.50%, 7/ 1/2036	900	900	Chicago O'Hare International Airport/IL
			AMBAC
Florida State Board of Education FGIC			5.50%, 1/ 1/2017	965	997
5.25%, 7/ 1/2017	800	819
			Chicago O'Hare International Airport/IL FSA
Highlands County Health Facilities Authority			5.75%, 1/ 1/2020 (a)	5,230	5,310
5.00%, 11/15/2031	1,180	1,064
			City of Chicago IL
Hillsborough County Port District MBIA			7.46%, 2/15/2026	250	205
5.38%, 6/ 1/2027	1,000	949
			0.30%, 1/ 1/2034	750	750
Miami-Dade County Educational Facilities
Authority/FL			5.50%, 1/ 1/2038	1,000	1,052
5.50%, 4/ 1/2038	1,000	1,022	City of Chicago IL ASSURED GTY
Miami-Dade County School Board/FL			5.25%, 1/ 1/2025 (a)	2,000	2,113
ASSURED GTY			City of Chicago IL GNMA/FNMA/FHLMC
5.25%, 5/ 1/2028	2,000	2,022	6.30%, 9/ 1/2029	390	401
Orange County Health Facilities Authority			City of United City of Yorkville IL
6.00%, 11/15/2022	1,000	1,004	5.75%, 3/ 1/2028	500	355

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Illinois (continued)			Iowa (continued)
City of United City of Yorkville IL (continued)			Tobacco Settlement Authority of Iowa/IA
6.00%, 3/ 1/2036	$ 615 $	374	5.50%, 6/ 1/2042	$ 1,000 $	596

Gilberts Special Service Area No 19					3,662

5.38%, 3/ 1/2016	500	277
			Kansas (1.90%)
Huntley Special Service Area No 10/IL
ASSURED GTY			City of Lenexa KS
5.10%, 3/ 1/2029	1,000	982	5.50%, 5/15/2039	1,000	732
Illinois Finance Authority			City of Manhattan KS
5.38%, 8/15/2024	500	513	5.00%, 5/15/2024	500	387
6.00%, 5/15/2025	500	402	5.00%, 5/15/2036	300	201
5.00%, 8/15/2026	160	106	Kansas Development Finance Authority
5.75%, 8/15/2030	1,000	1,031	5.50%, 11/15/2029	1,000	1,004
			Sedgwick & Shawnee Counties KS
5.10%, 8/15/2031	505	315	GNMA/FNMA
5.50%, 8/ 1/2037	1,000	752	5.65%, 6/ 1/2037	1,350	1,360
5.75%, 11/15/2037	1,500	1,341	Wyandotte County-Kansas City Unified
6.00%, 3/ 1/2038	1,000	1,024	Government
6.50%, 11/ 1/2038	1,000	1,058	5.00%, 9/ 1/2029	1,000	1,032

7.25%, 11/ 1/2038	1,000	1,050			4,716

Illinois Health Facilities Authority			Kentucky (2.54%)
7.00%, 2/15/2018	720	870	City of Paducah KY
Pingree Grove Special Service Area No 7			5.25%, 10/ 1/2035	1,500	1,511
6.00%, 3/ 1/2036	142	90	Kentucky Economic Development Finance
Village of Bartlett IL			Authority/KY
5.60%, 1/ 1/2023	300	208	5.38%, 8/15/2024	1,000	1,052
Village of Bolingbrook IL			5.63%, 8/15/2027	1,000	1,048
6.25%, 1/ 1/2024 (e)	500	260	Kentucky Economic Development Finance
Village of Pingree Grove IL			Authority/KY ASSURED GTY
5.25%, 3/ 1/2015	400	322	6.00%, 12/ 1/2033	1,000	1,035
Volo Village Special Service Area No 3			Kentucky State Property & Buildings
6.00%, 3/ 1/2036	250	148	Commission/KY

		24,601	5.25%, 2/ 1/2025	1,000	1,073

			Louisville/Jefferson County Metropolitan
Indiana (3.76%)			Government
Hendricks County Building Facilities Corp			5.25%, 10/ 1/2036	665	579

5.50%, 7/15/2020	2,500	2,714			6,298

Indiana Finance Authority
5.38%, 11/ 1/2032	1,000	984	Louisiana (0.83%)
Indiana Municipal Power Agency/IN			Louisiana Public Facilities Authority
6.00%, 1/ 1/2039	1,000	1,038	0.00%, 12/ 1/2019 (b)	1,500	989
Indiana Municipal Power Agency/IN MBIA			New Orleans Aviation Board/LA
6.13%, 1/ 1/2013	4,230	4,599	6.00%, 1/ 1/2023	1,000	1,070

		9,335			2,059

Iowa (1.48%)			Maryland (1.56%)
City of Altoona IA			City of Baltimore MD
5.75%, 6/ 1/2031	1,200	1,137	6.50%, 10/ 1/2011	2,000	2,001
City of Sibley IA			County of Howard MD
6.00%, 12/ 1/2037	125	86	5.25%, 4/ 1/2037	500	306
County of Pottawattamie IA			County of Prince George's MD
5.75%, 5/15/2026	385	280	5.20%, 7/ 1/2034	600	421
			Maryland Community Development
Iowa Finance Authority			Administration
5.75%, 11/15/2024	400	297	5.05%, 9/ 1/2032	1,000	982
State of Iowa
5.00%, 6/ 1/2027	1,200	1,266

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Maryland (continued)			Mississippi (continued)
Maryland Health & Higher Educational			State of Mississippi FSA (continued)
Facilities Authority			5.75%, 12/ 1/2014	$ 205 $	210

5.25%, 1/ 1/2027	$ 250 $	161			549

		3,871

			Missouri (2.53%)
Massachusetts (2.53%)			Cape Girardeau County Industrial Development
Massachusetts Bay Transportation Authority			Authority/MO
5.25%, 7/ 1/2028	2,000	2,280	5.63%, 6/ 1/2027	160	145
Massachusetts Development Finance Agency			5.50%, 6/ 1/2034	1,000	973
6.38%, 7/ 1/2029	800	618	City of Carthage MO
5.75%, 11/15/2042	500	294	5.88%, 4/ 1/2030	160	115
5.75%, 12/ 1/2042	1,000	1,030	6.00%, 4/ 1/2038	750	508
Massachusetts Health & Educational Facilities			City of Fenton MO
Authority			7.00%, 10/ 1/2021	575	652
6.00%, 7/ 1/2031	200	226	City of Kansas City MO
6.00%, 7/ 1/2031	800	802	5.25%, 3/ 1/2018	200	170
Massachusetts State College Building Authority			5.40%, 6/ 1/2024	120	90
5.50%, 5/ 1/2039	1,000	1,026	City of Maryland Heights MO

		6,276	5.50%, 9/ 1/2018	240	212

Michigan (3.68%)			Missouri Joint Municipal Electric Utility
			Commission MBIA
City of Detroit MI			5.00%, 1/ 1/2024	1,500	1,389
5.00%, 7/ 1/2026	1,000	969
			Missouri State Health & Educational Facilities
7.00%, 7/ 1/2027	1,500	1,704	Authority/MO
Kent Hospital Finance Authority/MI			0.39%, 6/ 1/2026	1,635	1,635
5.25%, 7/ 1/2030	950	641	St Louis Industrial Development Authority
5.50%, 1/15/2047	500	516	6.38%, 12/ 1/2030	500	392

Michigan Strategic Fund					6,281

5.45%, 9/ 1/2029	2,000	1,895
Michigan Strategic Fund XLCA			Nebraska (1.90%)
5.45%, 12/15/2032	1,000	849	Municipal Energy Agency/NE
Michigan Tobacco Settlement Finance Authority			5.13%, 4/ 1/2029	1,000	1,043
6.00%, 6/ 1/2048	4,000	2,413	Omaha Public Power District
Summit Academy North			6.15%, 2/ 1/2012	1,510	1,616
5.00%, 11/ 1/2015	160	136	5.50%, 2/ 1/2039	1,000	1,037

		9,123	University of Nebraska

			5.25%, 7/ 1/2039	1,000	1,010

Minnesota (0.87%)					4,706

City of Inver Grove Heights MN
5.50%, 10/ 1/2033	500	373	Nevada (1.28%)
City of Minneapolis MN			City of Reno NV
6.75%, 11/15/2032	500	528	5.25%, 6/ 1/2037	1,260	1,024
6.50%, 11/15/2038	1,000	1,089	County of Clark NV
City of North Oaks MN			5.90%, 11/ 1/2032	160	135
6.00%, 10/ 1/2027	100	86	Nevada Housing Division/NV
			GNMA/FNMA/FHLMC
City of Pine City MN			5.88%, 4/ 1/2038	980	999
6.25%, 5/ 1/2035	100	75

			State of Nevada
		2,151	5.00%, 6/ 1/2022 (a)	1,000	1,019

Mississippi (0.22%)					3,177

Biloxi Housing Authority/MS HUD SECT 8			New Hampshire (1.13%)
6.25%, 9/ 1/2031	50	31
			New Hampshire Business Finance Authority/NH
State of Mississippi FSA			7.13%, 7/ 1/2027 (e)	750	771
5.75%, 12/ 1/2014	180	185
5.75%, 12/ 1/2014	120	123

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
New Hampshire (continued)			Ohio (continued)
New Hampshire Health & Education Facilities			Ohio Housing Finance Agency/OH
Authority FSA			GNMA/FNMA/FHLMC
5.50%, 8/ 1/2027	$ 2,000 $	2,031	5.40%, 3/ 1/2033	$ 630 $	622

		2,802	Ohio St Higher Educational Facility

			Commission
New Jersey (2.31%)			6.75%, 1/15/2039	1,000	1,027
New Jersey Economic Development Authority			Ohio State University
5.13%, 7/ 1/2025	160	110	5.13%, 12/ 1/2031	1,000	1,006

5.75%, 4/ 1/2031	1,000	710			9,126

5.50%, 6/15/2031	1,000	797
New Jersey Health Care Facilities Financing			Oklahoma (0.09%)
Authority			Oklahoma Housing Finance Agency GNMA
5.75%, 7/ 1/2037	1,750	1,423	8.00%, 8/ 1/2018	95	103
New Jersey St Housing & Mortgage Finance			Weatherford Hospital Authority
Agency			6.00%, 5/ 1/2025	160	122

6.38%, 10/ 1/2028	1,000	1,084			225

Tobacco Settlement Financing Corp/NJ
4.75%, 6/ 1/2034	1,000	581	Oregon (1.69%)
			City of Portland OR FSA
5.00%, 6/ 1/2041	1,895	1,022	5.25%, 6/ 1/2020	2,000	2,133

		5,727	Oregon State Department of Administrative

New York (4.24%)			Services/OR
East Rochester Housing Authority/NY			5.25%, 4/ 1/2026	1,500	1,629
5.50%, 8/ 1/2033	160	110	Oregon State Housing & Community Services
Metropolitan Transportation Authority			Department/OR
5.25%, 11/15/2030	1,500	1,540	5.65%, 7/ 1/2028	440	436

New York City Industrial Development Agency					4,198

6.25%, 3/ 1/2015	1,000	874	Pennsylvania (1.49%)
6.13%, 1/ 1/2029	1,000	1,104	Allegheny County Hospital Development
New York City Transitional Finance Authority			Authority
5.25%, 1/15/2039	1,000	998	5.00%, 11/15/2028	500	318
New York State Dormitory Authority			Fulton County Industrial Development Authority
5.00%, 10/ 1/2023	2,000	2,071	5.90%, 7/ 1/2040	160	107
New York State Thruway Authority			Pennsylvania Economic Development
5.00%, 3/15/2026 (a)	1,480	1,556	Financing Authority
Port Authority of New York & New Jersey			5.00%, 12/ 1/2042	750	756
FGIC			Pennsylvania Turnpike Commission
5.00%, 10/ 1/2035 (a)	2,250	2,273	5.00%, 6/ 1/2039	1,500	1,489

		10,526	Philadelphia Redevelopment Authority FGIC

			5.50%, 4/15/2017	1,000	1,032

Ohio (3.68%)					3,702

Adams County Hospital
6.25%, 9/ 1/2020	1,000	763	Puerto Rico (0.41%)
Buckeye Tobacco Settlement Financing			Puerto Rico Sales Tax Financing Corp
Authority			5.00%, 8/ 1/2039	1,000	1,016
5.38%, 6/ 1/2024	1,750	1,462
5.75%, 6/ 1/2034	500	322	South Carolina (0.92%)
5.88%, 6/ 1/2047	1,000	572	South Carolina Jobs-Economic Development
County of Cuyahoga OH			Authority AMBAC
7.50%, 1/ 1/2030	1,000	1,013	5.20%, 11/ 1/2027	1,000	1,008
			South Carolina Jobs-Economic Development
County of Montgomery OH			Authority ASSURED GTY
6.25%, 11/15/2033	1,310	1,335	5.38%, 2/ 1/2029	1,000	1,008
Ohio Housing Finance Agency/OH
5.20%, 9/ 1/2029	1,000	1,004

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
South Carolina (continued)			Texas (continued)
Tobacco Settlement Revenue Management			Sea Breeze Public Facility Corp
Authority			6.50%, 1/ 1/2046	$ 100 $	70
5.00%, 6/ 1/2018	$ 275 $	274	Spring Independent School District/TX

		2,290	5.00%, 8/15/2034	1,000	1,012

Tennessee (2.16%)			Tarrant County Cultural Education Facilities
			Finance Corp
Chattanooga Health Educational & Housing			6.25%, 7/ 1/2028	1,000	1,069
Facility Board/TN
5.50%, 10/ 1/2020	510	421	Texas A&M University
Johnson City Health & Educational Facilities			5.00%, 5/15/2027	1,000	1,067
Board			Texas State Transportation Commission
7.50%, 7/ 1/2033	1,000	1,139	5.00%, 4/ 1/2020	1,000	1,095

5.50%, 7/ 1/2036	375	295			18,307

Shelby County Health Educational & Housing			Utah (1.82%)
Facilities Board			Utah Housing Corp
5.63%, 9/ 1/2026	500	417	5.75%, 7/ 1/2036	965	970
Tennessee Housing Development Agency/TN			5.25%, 10/ 1/2039 (a)	4,000	3,557

GO OF AGY
5.70%, 7/ 1/2031	355	356			4,527

4.85%, 1/ 1/2032	2,965	2,727	Virginia (0.71%)

		5,355	Lexington Industrial Development Authority

Texas (7.38%)			5.38%, 1/ 1/2028	750	549
Austin TX Convention Enterprises Inc/TX			Washington County Industrial Development
			Authority/VA
5.75%, 1/ 1/2034 (c)(d)	500	347	7.50%, 7/ 1/2029	750	802
City of Houston TX AMBAC			White Oak Village Shops Community
5.75%, 9/ 1/2015	1,000	1,045	Development Authority
City of Houston TX FSA			5.30%, 3/ 1/2017	500	419

5.75%, 3/ 1/2015	85	89			1,770

County of Harris TX
5.00%, 8/15/2032 (a)	1,500	1,506	Washington (2.29%)
Dallas County Flood Control District			State of Washington
6.75%, 4/ 1/2016	230	238	6.40%, 6/ 1/2017	3,000	3,618
Dallas-Fort Worth International Airport			Washington Health Care Facilities Authority
BHAC-CR FGIC			FSA
5.50%, 11/ 1/2031	1,500	1,460	5.50%, 8/15/2038	1,000	994
Dallas-Fort Worth International Airport			Washington Health Care Facilities
Facilities Improvement Corp MBIA			Authority/WA
6.00%, 11/ 1/2023	500	501	7.38%, 3/ 1/2038	1,000	1,062

El Paso County Hospital District/TX					5,674

ASSURED GTY			West Virginia (1.08%)
5.00%, 8/15/2037	1,000	969
			Harrison County County Commission MBIA
McLennan County Public Facility Corp			6.88%, 4/15/2022	2,500	2,488
6.63%, 6/ 1/2035	1,000	1,037
			Ohio County Commission Sewage System
Metro Health Facilities Development Corp/TX			5.85%, 6/ 1/2034	250	187

7.20%, 1/ 1/2021	1,100	1,003
					2,675

North Central Texas Health Facility
Development Corp AMBAC			Wisconsin (3.36%)
5.25%, 8/15/2032	1,000	969	City of Superior WI
North Texas Health Facilities Development			5.38%, 11/ 1/2021	750	710
Corp/TX FSA			County of Milwaukee WI FSA
5.00%, 9/ 1/2024	1,000	1,010	5.25%, 12/ 1/2025	4,000	3,893
5.00%, 9/ 1/2032	2,000	1,880	State of Wisconsin
North Texas Tollway Authority			5.38%, 5/ 1/2025	1,000	1,064
5.63%, 1/ 1/2033	1,000	975
5.75%, 1/ 1/2033	1,000	965

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Revenue	57.68%

			Insured	29.33%
TAX-EXEMPT BONDS (continued)			Prerefunded	9.13%
Wisconsin (continued)			General Obligation	6.75%
Wisconsin Health & Educational Facilities			Revenue - Special Tax	1.54%
Authority			Tax Allocation	0.81%
6.00%, 8/15/2019	$ 600 $	529	Certificate Participation	0.74%
			Liability for Floating Rate Notes Issued	(7.04%)
6.38%, 2/15/2029	500	516	Other Assets in Excess of Liabilities, Net	1.06%

6.63%, 2/15/2039	720	744	TOTAL NET ASSETS	100.00%

Wisconsin Housing & Economic Development
Authority/WI GO OF AUTH
4.75%, 9/ 1/2033	1,000	882

		8,338

TOTAL TAX-EXEMPT BONDS	$ 262,922

Total Investments		262,922
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-7.04%)
Notes with interest rates ranging from 0.29%
to 0.84% at July 31, 2009 and contractual
maturity of collateral from 2014-2039. (f)	(17,454)	(17,454)

Total Net Investments	$ 245,468
Other Assets in Excess of Liabilities, Net - 1.06%		2,637

TOTAL NET ASSETS - 100.00%	$ 248,105

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.
(b) Non-Income Producing Security
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $986 or 0.40% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2009.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,000
Unrealized Depreciation		(17,510)

Net Unrealized Appreciation (Depreciation)		(8,510)
Cost for federal income tax purposes		253,996
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Ultra Short Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (30.75%)			BONDS (continued)
Airlines (0.16%)			Diversified Banking Institutions (2.30%)
Delta Air Lines Inc			JP Morgan Chase & Co
6.62%, 3/18/2011	$ 241 $	229	2.63%, 12/ 1/2010	$ 1,200 $	1,228
			Morgan Stanley
Asset Backed Securities (0.73%)			2.90%, 12/ 1/2010	2,000	2,053

CNH Equipment Trust					3,281

1.49%, 4/15/2011 (a)	121	121
Countrywide Asset-Backed Certificates			Diversified Financial Services (0.64%)
1.41%, 12/25/2032 (a)(b)	204	85	Capmark Financial Group Inc
6.50%, 1/25/2036 (c)	185	-	3.61%, 5/10/2010 (a)	475	161
			General Electric Capital Corp
First Horizon Asset Backed Trust			0.58%, 1/20/2010 (a)	750	750

0.42%, 10/25/2026 (a)	358	156
John Deere Owner Trust					911

1.13%, 7/ 2/2010	206	206	Electric - Generation (0.01%)
JP Morgan Mortgage Acquisition Corp			CE Casecnan Water & Energy
0.37%, 3/25/2037 (a)	121	95	11.95%, 11/15/2010	14	14
Lehman XS Trust
2.05%, 11/25/2035 (a)	455	262	Electric - Integrated (0.35%)
Long Beach Asset Holdings Corp			Georgia Power Co
5.93%, 10/25/2046 (b)(c)(d)	599	-	1.16%, 3/17/2010 (a)	500	502
Nomura Asset Acceptance Corp
0.51%, 1/25/2036 (a)(d)	542	117	Electronic Components - Miscellaneous (0.80%)
Sail Net Interest Margin Notes			Koninklijke Philips Electronics NV
0.00%, 6/27/2035 (b)(d)(e)	136	-	1.80%, 3/11/2011 (a)	1,000	1,005

		1,042	Sanmina-SCI Corp

			3.38%, 6/15/2010 (a)(d)	147	145

Automobile Sequential (0.80%)					1,150

Bank of America Auto Trust
0.67%, 7/15/2010 (d)	900	900	Fiduciary Banks (0.35%)
BMW Vehicle Lease Trust			Bank of New York Mellon Corp/The
0.79%, 6/15/2010	190	190	1.42%, 2/ 5/2010 (a)	500	500
Capital One Auto Finance Trust
0.30%, 7/15/2011 (a)	54	54	Finance - Investment Banker & Broker (0.73%)

		1,144	Bear Stearns Cos LLC/The

			0.85%, 11/28/2011 (a)	500	494
Cellular Telecommunications (0.27%)			Merrill Lynch & Co Inc
Vodafone Group PLC			0.87%, 6/ 5/2012 (a)	600	545

0.94%, 2/27/2012 (a)	400	390			1,039

Chemicals - Diversified (0.22%)			Finance - Mortgage Loan/Banker (9.18%)
Huntsman LLC			Fannie Mae
11.50%, 7/15/2012	300	309	5.38%, 8/15/2009	2,000	2,003
			6.63%, 9/15/2009	4,000	4,029
Commercial Banks (0.24%)			4.63%, 12/15/2009	3,000	3,047
M&I Marshall & Ilsley Bank			Federal Home Loan Banks
0.92%, 12/ 4/2012 (a)	500	338	4.50%, 10/ 9/2009	4,000	4,031

					13,110

Credit Card Asset Backed Securities (0.94%)
American Express Credit Account Master Trust			Home Equity - Other (0.09%)
0.57%, 3/15/2012 (a)	850	849	Asset Backed Funding Corp NIM Trust
Discover Card Master Trust I			0.00%, 7/26/2035 (b)(d)(e)	56	-
0.53%, 5/15/2012 (a)	500	491	Countrywide Asset-Backed Certificates

		1,340	4.93%, 5/25/2032 (a)	181	124

			JP Morgan Mortgage Acquisition Corp NIM
			5.80%, 4/25/2036 (b)(c)(d)	158	-

Schedule of Investments
Ultra Short Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Mortgage Backed Securities (continued)
Mastr Asset Backed NIM Trust			CS First Boston Mortgage Securities Corp
0.00%, 5/26/2035 (b)(c)(e)	$ 40 $	-	(continued)

		124	0.57%, 7/15/2036 (a)(d)	$ 4,450 $		51

			0.44%, 8/15/2036 (a)(d)	5,554		27
Home Equity - Sequential (0.13%)			0.95%, 1/15/2037 (a)(d)	4,699		66
Argent Securities Inc
4.60%, 1/25/2034 (a)	189	185	0.65%, 7/15/2037 (d)	18,280		295
			First Republic Mortgage Loan Trust
Merrill Lynch Mortgage Investors NIM Trust			0.59%, 8/15/2032 (a)	221		193
0.00%, 1/25/2035 (b)(c)(d)(e)	1,313	-	First Union National Bank Commercial

		185	Mortgage

			0.90%, 1/12/2043 (a)(d)	25,372		286
Medical Laboratory & Testing Service (0.28%)			Freddie Mac
Roche Holdings Inc			0.69%, 7/15/2023 (a)	615		605
1.66%, 8/25/2009 (a)(d)	400	400	6.00%, 3/15/2026	78		78
			Ginnie Mae
Medical Products (0.13%)			1.25%, 10/16/2012 (a)	5,131		152
Angiotech Pharmaceuticals Inc			1.06%, 2/16/2047 (a)	9,137		424
4.42%, 12/ 1/2013 (a)	225	179	0.82%, 3/16/2047 (a)	3,293		166
			GMAC Commercial Mortgage Securities Inc
Metal Processors & Fabrication (0.18%)			0.66%, 5/10/2043 (a)	10,198		131
Timken Co
5.75%, 2/15/2010	250	250	Greenwich Capital Commercial Funding Corp
			0.10%, 4/10/2037 (d)	24,074		57

Mortgage Backed Securities (8.52%)			0.30%, 12/10/2049 (a)(d)	16,870		182
ACT Depositor Corp			GS Mortgage Securities Corp II
0.59%, 9/22/2041 (a)(c)(d)	352	32	0.69%, 7/10/2039 (a)(d)	6,078		97
American Home Mortgage Assets			GSC Capital Corp Mortgage Trust
5.32%, 11/25/2035 (a)	207	82	0.55%, 2/25/2036 (a)(b)	205		50
Banc of America Commercial Mortgage Inc			Indymac Index Mortgage Loan Trust
0.23%, 7/10/2042	55,986	390	4.51%, 3/25/2035 (a)	393		104
0.64%, 7/10/2042 (a)	15,873	206	4.49%, 5/25/2035 (a)	634		118
0.13%, 7/10/2043 (a)(d)	6,119	46	3.69%, 6/25/2035 (a)	895		482
0.40%, 7/10/2046 (a)	7,143	92	JP Morgan Alternative Loan Trust
			5.40%, 12/25/2036	47		45
Banc of America Mortgage Securities Inc
4.17%, 8/25/2034 (a)	271	242	JP Morgan Chase Commercial Mortgage
			Securities Corp
Bear Stearns Adjustable Rate Mortgage Trust			0.22%, 7/12/2037 (d)	69,622		177
4.66%, 4/25/2034 (a)	86	55
			0.59%, 10/12/2037 (a)(d)	5,771		190
Chase Mortgage Finance Corp
5.81%, 3/25/2037 (a)	619	45	0.55%, 7/15/2042 (a)	18,116		226
Citicorp Mortgage Securities Inc			0.32%, 2/12/2051 (a)	39,107		408
5.50%, 12/25/2033	483	474	JP Morgan Mortgage Trust
Citigroup Commercial Mortgage Trust			4.89%, 4/25/2035 (a)	146		139
0.40%, 5/15/2043 (d)	27,407	329	6.02%, 10/25/2036 (a)	220		177
Countrywide Alternative Loan Trust			LB-UBS Commercial Mortgage Trust
0.70%, 12/25/2035 (a)(b)	1,297	349	1.04%, 2/15/2037 (a)(d)	15,231		127
6.00%, 5/25/2036	95	94	Mastr Seasoned Securities Trust
Countrywide Asset-Backed NIM Certificates			4.57%, 10/25/2032 (a)	81		72
0.00%, 11/ 8/2036 (b)(d)(e)	491	-	Merrill Lynch / Countrywide Commercial
			Mortgage Trust
Countrywide Home Loan Mortgage Pass			0.13%, 7/12/2046 (a)(d)	12,913		112
Through Trust
3.54%, 7/25/2034 (a)	516	467	MLCC Mortgage Investors Inc
5.49%, 3/20/2036 (a)	272	254	0.78%, 7/25/2029 (a)	697		434
CS First Boston Mortgage Securities Corp			Morgan Stanley Capital I
6.38%, 12/16/2035	174	179	0.99%, 1/13/2041 (a)(d)	18,133		334

Schedule of Investments
Ultra Short Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Rental - Auto & Equipment (0.35%)
Morgan Stanley Capital I (continued)			Erac USA Finance Co
0.66%, 8/25/2046 (a)(d)	$ 1,000 $	10	0.91%, 8/28/2009 (a)(d)	$ 500 $	498
Residential Accredit Loans Inc
0.79%, 2/25/2036 (a)	646	301	Retail - Drug Store (0.31%)
Residential Funding Mortgage Securities I			CVS Caremark Corp
0.88%, 7/25/2036 (a)	640	548	0.97%, 6/ 1/2010 (a)	450	449
Structured Adjustable Rate Mortgage Loan Trust
0.98%, 8/25/2034 (a)(b)	594	46	Rubber - Tires (0.17%)
Structured Asset Mortgage Investments Inc			Goodyear Tire & Rubber Co/The
4.63%, 8/25/2035 (a)	152	106	5.01%, 12/ 1/2009 (a)	250	249
4.50%, 5/25/2036 (a)	109	58
Wachovia Bank Commercial Mortgage Trust			Steel - Producers (0.22%)
0.43%, 6/15/2035 (d)	8,887	199	Ispat Inland ULC
WAMU Commercial Mortgage Securities Trust			9.75%, 4/ 1/2014	300	316
3.83%, 1/25/2035 (d)	171	170
			Telephone - Integrated (0.13%)
WaMu Mortgage Pass Through Certificates
0.92%, 12/25/2027 (a)	954	730	Telefonica Emisiones SAU
			1.35%, 2/ 4/2013 (a)	200	193
4.91%, 8/25/2035 (a)	324	283
0.53%, 11/25/2045 (a)	55	44	Transport - Rail (0.16%)
Wells Fargo Mortgage Backed Securities Trust			CSX Corp
5.24%, 4/25/2036 (a)	1,377	335	4.88%, 11/ 1/2009	225	226

		12,171	TOTAL BONDS	$ 43,926

Oil Company - Exploration & Production (0.59%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Pemex Project Funding Master Trust			OBLIGATIONS (52.51%)
2.31%, 10/15/2009 (a)(d)	500	501	Federal National Mortgage Association (FNMA) (4.37%)
1.93%, 6/15/2010 (a)(d)	350	348	4.24%, 2/ 1/2021 (a)	463	469

		849	3.17%, 6/ 1/2032 (a)	407	409

Quarrying (0.21%)			3.48%, 6/ 1/2032 (a)	114	115
Vulcan Materials Co			5.00%, 8/ 1/2032 (a)	417	434
1.88%, 12/15/2010 (a)	300	299	3.54%, 5/ 1/2033 (a)	641	643
			4.06%, 10/ 1/2033 (a)	99	100
Regional Banks (0.71%)			4.75%, 10/ 1/2033 (a)	76	77
Capital One Financial Corp			4.94%, 1/ 1/2034 (a)	232	236
0.93%, 9/10/2009 (a)	250	250	4.83%, 2/ 1/2034 (a)	128	132
US Bancorp			3.83%, 3/ 1/2034 (a)	402	408
1.42%, 2/ 4/2010 (a)	270	271
			3.47%, 4/ 1/2034 (a)	314	322
Wells Fargo & Co
0.93%, 1/29/2010 (a)	500	500	3.47%, 7/ 1/2034 (a)	666	670

		1,021	4.40%, 2/ 1/2035 (a)	252	258

			3.54%, 5/ 1/2035 (a)	379	381
Reinsurance (0.35%)			4.29%, 7/ 1/2035 (a)	814	829
Berkshire Hathaway Finance Corp			4.87%, 9/ 1/2035 (a)	563	580
0.81%, 1/11/2011 (a)	500	499
			5.65%, 1/ 1/2036 (a)	179	187

REITS - Mortgage (0.15%)					6,250

iStar Financial Inc			U.S. Treasury (25.76%)
8.00%, 3/15/2011 (d)	285	219	4.88%, 8/15/2009	9,000	9,013
			3.25%, 12/31/2009	23,000	23,278
REITS - Warehouse & Industrial (0.35%)
			0.88%, 2/28/2011	4,500	4,498

ProLogis
0.91%, 8/24/2009 (a)	500	500			36,789

			U.S. Treasury Bill (22.38%)
			0.29%, 11/19/2009 (f)	10,000	9,994

Schedule of Investments
Ultra Short Bond Fund
July 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			SHORT TERM INVESTMENTS (continued)
OBLIGATIONS (continued)			Commercial Paper (continued)
U.S. Treasury Bill (continued)			Westpac Banking Corp
0.24%, 1/ 7/2010 (f)	$ 15,000 $	14,986	0.62%, 8/17/2009	$ 500 $	500
0.46%, 4/ 8/2010 (f)	7,000	6,985	Yorktown Capital LLC

		31,965	0.40%, 9/21/2009 (d)	600	599

TOTAL U.S. GOVERNMENT & GOVERNMENT					15,086

AGENCY OBLIGATIONS	$ 75,004		TOTAL SHORT TERM INVESTMENTS		$ 15,086

SHORT TERM INVESTMENTS (10.56%)			REPURCHASE AGREEMENTS (5.85%)
Commercial Paper (10.56%)			Diversified Banking Institutions (5.85%)
Australia & New Zealand Banking Co
0.80%, 9/25/2009	$ 500 $	500	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.16%
BASF AG			dated 07/31/09 maturing 08/03/09
0.55%, 8/27/2009	500	500	(collateralized by Sovereign Agency
BASF SE			Issues; $2,128,000; 0.00% - 6.08%; dated
0.40%, 11/23/2009 (d)	500	499	11/16/09 - 08/17/16)	$ 2,087 $	2,087
BNP Paribas Finance			Investment in Joint Trading Account; Credit
0.48%, 11/10/2009	600	599	Suisse Repurchase Agreement; 0.19%
Calyon North America Inc			dated 07/31/09 maturing 08/03/09
			(collateralized by US Treasury Notes;
0.64%, 8/ 6/2009	600	600	$2,128,000; 0.875% - 5.125%; dated
CBA Delaware Finance Inc			12/31/10 - 05/15/16)	2,087	2,087
0.32%, 9/ 4/2009	600	600	Investment in Joint Trading Account;
Charta LLC			Deutsche Bank Repurchase Agreement;
0.34%, 8/21/2009	600	600	0.19% dated 07/31/09 maturing 08/03/09
Coca-Cola Co			(collateralized by Sovereign Agency
0.33%, 10/ 5/2009	500	500	Issues; $2,128,000; 1.625% - 5.375%;
CRC Funding LLC			dated 10/16/09 - 05/28/19)	2,086	2,086
0.32%, 9/14/2009 (d)	600	600	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Danske Corp			0.18% dated 07/31/09 maturing 08/03/09
(missing rate), 10/15/2009 (d)	600	599	(collateralized by Sovereign Agency Issue;
0.55%, 12/18/2009 (d)	600	598	$2,128,000; 1.625%; dated 04/26/2011)	2,086	2,086

DnB NOR Bank ASA					8,346

0.70%, 9/28/2009	600	600
E.ON AG			TOTAL REPURCHASE AGREEMENTS		$ 8,346

0.70%, 8/20/2009	600	600	Total Investments		$ 142,362
0.70%, 9/ 1/2009 (d)	500	500	Other Assets in Excess of Liabilities, Net - 0.33%		474

0.67%, 10/ 2/2009 (d)	500	500	TOTAL NET ASSETS - 100.00%		$ 142,836

Gemini Securitization Corp LLC
0.32%, 9/ 2/2009 (d)	600	600
0.30%, 10/21/2009 (d)	500	499	(a)	Variable Rate. Rate shown is in effect at July 31, 2009.
ING US Funding LLC			(b) Security is Illiquid
0.30%, 10/28/2009	600	599	(c)	Market value is determined in accordance with procedures established in
0.42%, 12/28/2009	500	499		good faith by the Board of Directors. At the end of the period, the value
JP Morgan Chase & Co				of these securities totaled $32 or 0.02% of net assets.
0.45%, 12/ 8/2009	600	598	(d)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
Pfizer Investment Capital				registration, normally to qualified institutional buyers. Unless otherwise
0.50%, 2/10/2010	600	598		indicated, these securities are not considered illiquid. At the end of the
Ranger Funding Co LLC				period, the value of these securities totaled $10,909 or 7.64% of net
0.50%, 8/ 7/2009	600	600	assets.
Societe Generale North America Inc			(e) Non-Income Producing Security
0.45%, 9/18/2009	500	500	(f) Rate shown is the discount rate.
0.67%, 10/ 6/2009	500	499
Toyota Motor Credit Corp
0.35%, 9/10/2009	600	600

Schedule of Investments Ultra Short Bond Fund July 31, 2009 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 203
Unrealized Depreciation	(13,199)

Net Unrealized Appreciation (Depreciation)	(12,996)
Cost for federal income tax purposes	155,358
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Government	57.31%
Financial	19.63%
Mortgage Securities	12.90%
Asset Backed Securities	2.69%
Consumer, Non-cyclical	1.52%
Utilities	1.48%
Basic Materials	1.35%
Industrial	1.14%
Consumer, Cyclical	0.65%
Energy	0.59%
Communications	0.41%
Other Assets in Excess of Liabilities, Net	0.33%

TOTAL NET ASSETS	100.00%

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Stock Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, Tax-Exempt Bond Fund, and Ultra Short Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective November 1, 2008, the Funds adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant Observable	Unobservable
Portfolio	Prices	Inputs	Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Equities
Communications	-	4,028	-	4,028
Financial	-	48,634	-	48,634
Utilities	-	7,115	-	7,115
Debt securities issued by the U.S. Treasury and other U.S.	-	839,294	2,871	842,165
government corporations and agencies
Debt securities issued by foreign governments	-	8,719	-	8,719
Corporate debt securities	-	874,185	15,128	889,313
Residential mortgage-backed securities	-	29,813	1,553	31,366
Commercial mortgage-backed securities	-	249,297	10,588	259,885
Other debt obligations	-	263,203	20,607	283,810

Total investments in securities	-	2,324,288	50,747	2,375,035
Credit Default Swaps*	-	(19,068)	-	(19,068)

California Municipal Fund
Debt securities issued by states of the U.S. and political	-	307,577	7,162	314,739
subdivisions of the states

Total investments in securities	-	307,577	7,162	314,739

Core Plus Bond Fund I
Equities
Financial	10	4,872	-	4,882
Debt securities issued by the U.S. Treasury and other U.S.	-	1,068,619	-	1,068,619
government corporations and agencies
Debt securities issued by states of the U.S. and political	-	14,903	-	14,903
subdivisions of the states
Debt securities issued by foreign governments	-	45,745	-	45,745
Corporate debt securities	-	474,021	20,773	494,794
Commercial mortgage-backed securities	-	9,314	-	9,314
Other debt obligations	-	20,521	19	20,540

Total investments in securities	10	1,637,995	20,792	1,658,797
Credit Default Swaps*	-	114	-	114
Foreign Currency Contracts*	-	809	-	809
Futures*	2,375		-	2,375
Interest Rate Swaps*	-	86	-	86
Interest Rate Swaptions*	-	154	-	154
Options*	39	-	-	39
Short Sales*	-	(5)	-	(5)

Disciplined LargeCap Blend Fund
Equities
Basic Materials	59,413	-	-	59,413
Communications	227,942	-	-	227,942
Consumer, Cyclical	207,970	-	-	207,970
Consumer, Non-cyclical	481,124	-	-	481,124
Energy	260,644	-	-	260,644
Financial	295,723	-	-	295,723
Industrial	220,811	-	-	220,811
Technology	267,981	-	-	267,981
Utilities	81,282	-	-	81,282
Other debt obligations	-	70,247	-	70,247

Total investments in securities	2,102,890	70,247	-	2,173,137
Futures*	2,922	-	-	2,922

Diversified International Fund
Equities
Basic Materials	7,134	151,362	-	158,496
Communications	7,135	92,518	-	99,653
Consumer, Cyclical	-	139,165	-	139,165
Consumer, Non-cyclical	3,248	203,836	-	207,084
Diversified	-	22,048	-	22,048
Energy	23,099	131,738	-	154,837
Financial	7,133	373,658	-	380,791
Industrial	-	115,254	1,159	116,413
Technology	3,448	65,190	-	68,638
Utilities	-	47,749	-	47,749
Other debt obligations	-	6,708	-	6,708

Total investments in securities	51,197	1,349,226	1,159	1,401,582

Equity Income Fund
Equities
Basic Materials	75,376	-	-	75,376
Communications	173,926	-	-	173,926
Consumer, Cyclical	232,593	-	-	232,593
Consumer, Non-cyclical	367,624	-	-	367,624
Energy	140,207	-	-	140,207
Financial	344,346	1,862	-	346,208
Industrial	217,848	-	-	217,848
Technology	163,175	-	-	163,175
Utilities	153,110	-	-	153,110
Debt securities issued by the U.S. Treasury and other U.S.	-	197	-	197
government corporations and agencies
Corporate debt securities	-	4,873	-	4,873
Other debt obligations	-	49,491	-	49,491

Total investments in securities	1,868,205	56,423	-	1,924,628

Global Diversified Income Fund
Equities
Basic Materials	-	436	-	436
Communications	420	1,119	-	1,539
Consumer, Cyclical	304	505	-	809
Consumer, Non-cyclical	944	516	-	1,460
Diversified	-	1	-	1
Energy	918	983	-	1,901
Financial	7,398	20,257	-	27,655
Industrial	374	548	-	922
Technology	252	86	-	338
Utilities	444	1,126	-	1,570
Debt securities issued by foreign governments	-	3,904	-	3,904
Corporate debt securities	-	21,193	237	21,430
Other debt obligations	-	9,036	-	9,036

Total investments in securities	11,054	59,710	237	71,001

Global Real Estate Securities Fund
Equities
Consumer, Cyclical	-	21	-	21
Diversified	-	24	-	24
Exchange Traded Funds	-	5	-	5
Financial	1,694	3,312	18	5,024
Funds	18	-	-	18
Corporate debt securities	-	19	-	19
Other debt obligations	-	46	-	46

Total investments in securities	1,712	3,427	18	5,157
Foreign Currency Contracts*	-	(2)	-	(2)

High Quality Intermediate-Term Bond Fund
Equities
Communications	-	231	-	231
Financial		1,475	-	1,475
Utilities	-	196	-	196
Debt securities issued by the U.S. Treasury and other U.S.	-	29,249	152	29,401
government corporations and agencies
Corporate debt securities	-	12,473	130	12,603
Residential mortgage-backed securities	-	2,881	6	2,887
Commercial mortgage-backed securities	-	6,312	-	6,312
Other debt obligations	-	12,808	1,585	14,393

Total investments in securities	-	65,625	1,873	67,498
Credit Default Swaps		83		83
Futures*	(27)		-	(27)

High Yield Fund
Equities
Communications	2,469	-	-	2,469
Consumer, Cyclical	1,976	26,959	943	29,878
Consumer, Non-cyclical	21,186	3,121	-	24,307
Financial	118	8,361	-	8,479
Government	-	1,703	-	1,703
Industrial	6,036	9,460	-	15,496
Technology	372	-	-	372
Debt securities issued by the U.S. Treasury and other U.S.	-	25,043	-	25,043
government corporations and agencies
Debt securities issued by foreign governments	-	22,731	39,344	62,075
Corporate debt securities	-	2,104,743	114,877	2,219,620
Commercial mortgage-backed securities	-	3,473	-	3,473
Other debt obligations	-	268,288	-	268,288

Total investments in securities	32,157	2,473,882	155,164	2,661,203
Credit Default Swaps*	-	3,793	-	3,793

High Yield Fund I
Equities
Consumer, Cyclical	-	115		115
Financial	-	196	-	196
Industrial	-	-	48	48
Corporate debt securities	-	771,205	18,004	789,209
Other debt obligations	-	110,632	213	110,845

Total investments in securities	-	882,148	18,265	900,413

Income Fund
Equities
Financial	-	8	-	8
Government	-	393	-	393
Debt securities issued by the U.S. Treasury and other U.S.	-	262,417	-	262,417
government corporations and agencies
Corporate debt securities	-	720,288	17,302	737,590
Other debt obligations	-	64,443	-	64,443

Total investments in securities	-	1,047,549	17,302	1,064,851

Inflation Protection Fund
Debt securities issued by the U.S. Treasury and other U.S.	-	365,701	171	365,872
government corporations and agencies
Corporate debt securities	-	16,857	1,857	18,714
Residential mortgage-backed securities	-	1,699	560	2,259
Commercial mortgage-backed securities	-	6,504	610	7,114
Other debt obligations	-	13,508	6,920	20,428

Total investments in securities	-	404,269	10,118	414,387
Futures*	195	-	-	195

International Emerging Markets Fund
Equities
Basic Materials	38,154	117,164	-	155,318
Communications	37,865	67,024	-	104,889
Consumer, Cyclical	-	71,542	-	71,542
Consumer, Non-cyclical	17,428	44,965	-	62,393
Diversified	-	21,948	-	21,948
Energy	83,243	82,663	-	165,906
Financial	15,037	305,943	-	320,980
Industrial	-	94,168	5,973	100,141
Technology	20,369	106,963	-	127,332
Utilities	3,455	14,061	-	17,516
Other debt obligations	-	4,338	-	4,338

Total investments in securities	215,551	930,779	5,973	1,152,303

International Fund I
Equities
Basic Materials	-	132,340	-	132,340
Communications	-	124,454	-	124,454
Consumer, Cyclical	-	153,614	-	153,614
Consumer, Non-cyclical	2	252,434	-	252,436
Diversified	-	14,134	-	14,134
Energy	-	121,021	-	121,021
Financial	-	346,948	-	346,948
Industrial	26	143,390	-	143,416
Technology	-	34,088	-	34,088
Utilities	-	77,565	-	77,565
Other debt obligations	-	2,672	-	2,672

Total investments in securities	28	1,402,660	-	1,402,688
Futures*	1,200	-	-	1,200

International Growth Fund
Equities
Basic Materials	-	142,450	-	142,450
Communications	-	91,809	-	91,809
Consumer, Cyclical	-	113,103	-	113,103
Consumer, Non-cyclical	78	362,787	-	362,865
Diversified	-	9,560	-	9,560
Energy	3,470	101,202	-	104,672
Financial	4,180	149,945	-	154,125
Industrial	-	152,749	-	152,749
Technology	-	49,031	-	49,031
Utilities	-	42,905	124	43,029
Other debt obligations	-	11,184	-	11,184

Total investments in securities	7,728	1,226,725	124	1,234,577

International Value Fund I
Equities
Basic Materials		-	71,695	-	71,695
Communications		-	109,718	-	109,718
Consumer, Cyclical		-	90,096	-	90,096
Consumer, Non-cyclical		-	75,680	-	75,680
Diversified		-	3,918	-	3,918
Energy		-	66,128	-	66,128
Financial		-	221,367	7,312	228,679
Industrial		28	120,801	-	120,829
Technology		-	27,951	-	27,951
Utilities		-	47,047	-	47,047
Other debt obligations		-	41,801	-	41,801

	Total investments in securities	28	876,202	7,312	883,542
Futures*		2,003	-	-	2,003

LargeCap Blend Fund I
Equities
Basic Materials		26,809	-	-	26,809
Communications		96,594	-	-	96,594
Consumer, Cyclical		77,229	-	-	77,229
Consumer, Non-cyclical		192,584	-	-	192,584
Energy		98,692	-	-	98,692
Financial		104,451	-	-	104,451
Industrial		79,014	-	-	79,014
Technology		112,403	-	-	112,403
Utilities		21,287	-	-	21,287
Other debt obligations		-	29,629	-	29,629

	Total investments in securities	809,063	29,629	-	838,692
Futures*		1,746	-	-	1,746

LargeCap Blend Fund II
Equities
Basic Materials		21,390	-	-	21,390
Communications		74,134	-	-	74,134
Consumer, Cyclical		55,998	-	-	55,998
Consumer, Non-cyclical		156,478	-	-	156,478
Energy		79,686	-	-	79,686
Financial		87,089	-	-	87,089
Industrial		64,423	-	-	64,423
Technology		83,194	-	-	83,194
Utilities		25,452	-	-	25,452
Other debt obligations		-	22,235	-	22,235

	Total investments in securities	647,844	22,235	-	670,079
Futures*		1,545	-	-	1,545

LargeCap Growth Fund
Equities
Basic Materials		88,018	-	-	88,018
Communications		405,635	-	-	405,635
Consumer, Cyclical		286,624	-	-	286,624
Consumer, Non-cyclical		477,808	-	-	477,808
Energy		102,227	-	-	102,227
Financial		258,651	-	-	258,651
Industrial		106,494	-	-	106,494
Technology		330,623	-	-	330,623
Other debt obligations		-	95,097	-	95,097

	Total investments in securities	2,056,080	95,097	-	2,151,177

LargeCap Growth Fund I
Equities
Basic Materials		29,652	-	-	29,652
Communications		210,883	-	-	210,883
Consumer, Cyclical		166,917	-	-	166,917
Consumer, Non-cyclical		368,905	-	-	368,905
Energy		105,163	-	-	105,163
Financial		97,768	-	-	97,768
Industrial		152,218	-	-	152,218
Technology		326,528	-	-	326,528
Utilities		11,819	-	-	11,819
Other debt obligations		-	57,132	-	57,132

	Total investments in securities	1,469,853	57,132	-	1,526,985
Futures*		5,121	-	-	5,121

LargeCap Growth Fund II
Equities
Basic Materials		35,802	-	-	35,802
Communications		185,046	-	-	185,046
Consumer, Cyclical		211,206	-	-	211,206
Consumer, Non-cyclical		457,075	-	-	457,075
Energy		94,813	-	-	94,813
Financial		77,641	-	-	77,641
Industrial		126,023	-	-	126,023
Technology		266,941	-	-	266,941
Utilities		6,833	-	-	6,833
Other debt obligations		-	47,125	-	47,125

	Total investments in securities	1,461,380	47,125	-	1,508,505
Foreign Currency Contracts*			(89)	-	(89)
Futures*		4,744			4,744

LargeCap S&P 500 Index Fund
Equities
Basic Materials		27,253	-	-	27,253
Communications		94,409	-	-	94,409
Consumer, Cyclical		70,902	-	-	70,902
Consumer, Non-cyclical		198,301	-	-	198,301
Diversified		423	-	-	423
Energy		100,466	-	-	100,466
Exchange Traded Funds		217	-	-	217
Financial		112,374	-	-	112,374
Industrial		83,640	-	-	83,640
Technology		105,673	-	-	105,673
Utilities		31,528	-	-	31,528
Other debt obligations		-	26,531	-	26,531

	Total investments in securities	825,186	26,531	-	851,717
Futures*		1,504	-	-	1,504

LargeCap Value Fund
Equities
Basic Materials		21,604	-	-	21,604
Communications		73,677	-	-	73,677
Consumer, Cyclical		39,884	-	-	39,884
Consumer, Non-cyclical		103,010	-	-	103,010
Energy		140,957	-	-	140,957
Financial		167,244	-	-	167,244
Industrial		77,553	-	-	77,553
Technology		38,106	-	-	38,106
Utilities		51,816	-	-	51,816
Other debt obligations		-	21,996	-	21,996

	Total investments in securities	713,851	21,996	-	735,847
Futures*		1,032	-	-	1,032

LargeCap Value Fund I
Equities
Basic Materials		19,930	-	-	19,930
Communications		120,454	-	-	120,454
Consumer, Cyclical		66,108	-	-	66,108
Consumer, Non-cyclical		173,634	-	-	173,634
Energy		232,258	-	-	232,258
Financial		231,908	-	-	231,908
Industrial		155,434	-	-	155,434
Technology		50,361	-	-	50,361
Utilities		94,231	-	-	94,231
Other debt obligations		-	37,378	-	37,378

	Total investments in securities	1,144,318	37,378	-	1,181,696
Futures*		2,729	-	-	2,729

LargeCap Value Fund III
Equities
Basic Materials		43,108	-	-	43,108
Communications		235,195	-	-	235,195
Consumer, Cyclical		142,138	-	-	142,138
Consumer, Non-cyclical		303,465	-	-	303,465
Energy		310,666	-	-	310,666
Financial		349,663	-	-	349,663
Industrial		174,208	-	-	174,208
Technology		94,913	-	-	94,913
Utilities		95,684	-	-	95,684
Other debt obligations		-	78,344	-	78,344

	Total investments in securities	1,749,040	78,344	-	1,827,384
Futures*		7,843	-	-	7,843

MidCap Blend Fund
Equities
Basic Materials		18,465	9,227	-	27,692
Communications		90,494	-	-	90,494
Consumer, Cyclical		55,301	-	-	55,301
Consumer, Non-cyclical		169,102	-	-	169,102
Diversified		8,124	-	-	8,124
Energy		96,202	-	-	96,202
Financial		84,957	-	-	84,957
Industrial		20,416	-	-	20,416
Technology		29,095	-	-	29,095
Utilities		43,319	-	-	43,319
Other debt obligations		-	22,889	-	22,889

	Total investments in securities	615,475	32,116	-	647,591

MidCap Growth Fund
Equities
Basic Materials		2,735	-	-	2,735
Communications		15,467	-	-	15,467
Consumer, Cyclical		14,390	-	-	14,390
Consumer, Non-cyclical		15,219	-	-	15,219
Energy		5,665	-	-	5,665
Financial		7,984	-	-	7,984
Industrial		6,854	-	-	6,854
Technology		14,235	-	-	14,235
Other debt obligations		-	612	-	612

	Total investments in securities	82,549	612	-	83,161

MidCap Growth Fund III
Equities
Basic Materials		54,477	-	-	54,477
Communications		82,444	-	-	82,444
Consumer, Cyclical		189,313	-	-	189,313
Consumer, Non-cyclical		240,951	-	-	240,951
Energy		68,716	-	-	68,716
Financial		91,603	-	-	91,603
Industrial		133,137	-	-	133,137
Technology		171,860	-	-	171,860
Utilities		25,414	-	-	25,414
Other debt obligations		-	4,123	-	4,123

	Total investments in securities	1,057,915	4,123	-	1,062,038
Futures*		1,788	-	-	1,788

MidCap S&P 400 Index Fund
Equities
Basic Materials		11,672	-	-	11,672
Communications		10,768	-	-	10,768
Consumer, Cyclical		30,502	-	-	30,502
Consumer, Non-cyclical		45,610	-	-	45,610
Energy		13,175	-	-	13,175
Exchange Traded Funds		3,704	-	-	3,704
Financial		37,140	-	-	37,140
Industrial		38,669	-	-	38,669
Technology		16,360	-	-	16,360
Utilities		13,788	-	-	13,788
Other debt obligations		-	5,627	-	5,627

	Total investments in securities	221,388	5,627	-	227,015
Futures*		371	-	-	371

MidCap Stock Fund
Equities
Basic Materials		22,196	-	-	22,196
Communications		1,397	-	-	1,397
Consumer, Cyclical		57,779	-	-	57,779
Consumer, Non-cyclical		72,208	-	-	72,208
Energy		24,149	-	-	24,149
Financial		58,646	-	-	58,646
Industrial		65,092	-	-	65,092
Technology		47,641	-	-	47,641
Utilities		30,490	-	-	30,490
Other debt obligations		-	14,774	-	14,774

	Total investments in securities	379,598	14,774	-	394,372

MidCap Value Fund I
Equities
Basic Materials		69,761	-	-	69,761
Communications		60,679	-	-	60,679
Consumer, Cyclical		106,805	-	-	106,805
Consumer, Non-cyclical		142,910	-	-	142,910
Diversified		433	-	-	433
Energy		107,338	-	-	107,338
Financial		255,002	-	-	255,002
Industrial		101,624	-	-	101,624
Technology		49,661	-	-	49,661
Utilities		116,305	-	-	116,305
Other debt obligations		-	65,877	-	65,877

	Total investments in securities	1,010,518	65,877	-	1,076,395
Futures*		4,229	-	-	4,229

MidCap Value Fund III
Equities
Basic Materials	2,638	-	-	2,638
Communications	2,964	-	-	2,964
Consumer, Cyclical	10,089	-	-	10,089
Consumer, Non-cyclical	12,221	-	-	12,221
Energy	5,919	-	-	5,919
Financial	19,303	-	-	19,303
Industrial	10,674	-	-	10,674
Technology	4,580	-	-	4,580
Utilities	9,325	-	-	9,325
Other debt obligations	-	584	-	584

Total investments in securities	77,713	584	-	78,297
Futures*	17	-	-	17

Money Market Fund
Debt securities issued by the U.S. Treasury and other U.S.	-	12,952	-	12,952
government corporations and agencies
Debt securities issued by states of the U.S. and political	-	120,905	-	120,905
subdivisions of the states
Corporate debt securities	-	158,695		158,695
Other debt obligations	-	2,311,046	-	2,311,046

Total investments in securities	-	2,603,598	-	2,603,598

Mortgage Securities Fund
Debt securities issued by the U.S. Treasury and other U.S.	-	1,062,252	-	1,062,252
government corporations and agencies
Corporate debt securities	-	2,698	-	2,698
Residential mortgage-backed securities	-	5,526	-	5,526
Other debt obligations	-	290,194	-	290,194

Total investments in securities	-	1,360,670	-	1,360,670

Preferred Securities Fund
Equities
Communications		79,791	-	79,791
Consumer, Non-cyclical	-	2,773	-	2,773
Energy	-	4,504	-	4,504
Exchange Traded Funds	8,286		-	8,286
Financial	3,863	1,159,374	3,103	1,166,340
Utilities	-	173,549		173,549
Corporate debt securities	-	568,272	21,476	589,748
Other debt obligations	-	95,797	-	95,797

Total investments in securities	12,149	2,084,060	24,579	2,120,788

Principal Capital Appreciation Fund
Equities
Basic Materials	32,345	-	-	32,345
Communications	78,850	-	-	78,850
Consumer, Cyclical	116,409	-	-	116,409
Consumer, Non-cyclical	173,062	-	-	173,062
Energy	91,690	-	-	91,690
Financial	109,545	-	-	109,545
Industrial	104,007	-	-	104,007
Technology	116,612	-	-	116,612
Utilities	28,697	-	-	28,697
Other debt obligations	-	13,804	-	13,804

Total investments in securities	851,217	13,804	-	865,021

Principal LifeTime 2010 Fund
Equities
Funds	1,547,874	-	-	1,547,874

Total investments in securities	1,547,874	-	-	1,547,874

Principal LifeTime 2015 Fund
Equities
Funds	284,346	-	-	284,346

Total investments in securities	284,346	-	-	284,346

Principal LifeTime 2020 Fund
Equities
Funds	3,759,660	-	-	3,759,660

Total investments in securities	3,759,660	-	-	3,759,660

Principal LifeTime 2025 Fund
Equities
Funds	291,400	-	-	291,400

Total investments in securities	291,400	-	-	291,400

Principal LifeTime 2030 Fund
Equities
Funds	3,332,233	-	-	3,332,233

Total investments in securities	3,332,233	-	-	3,332,233

Principal LifeTime 2035 Fund
Equities
Funds	176,919	-	-	176,919

Total investments in securities	176,919	-	-	176,919

Principal LifeTime 2040 Fund
Equities
Funds	1,874,880	-	-	1,874,880

Total investments in securities	1,874,880	-	-	1,874,880

Principal LifeTime 2045 Fund
Equities
Funds	68,490	-	-	68,490

Total investments in securities	68,490	-	-	68,490

Principal LifeTime 2050 Fund
Equities
Funds	769,946	-	-	769,946

Total investments in securities	769,946	-	-	769,946

Principal LifeTime 2055 Fund
Equities
Funds	8,304	-	-	8,304

Total investments in securities	8,304	-	-	8,304

Principal LifeTime Strategic Income Fund
Equities
Funds	516,399	-	-	516,399

Total investments in securities	516,399	-	-	516,399

Real Estate Securities Fund
Equities
Consumer, Cyclical	747	-	-	747
Financial	1,199,015	-	-	1,199,015
Corporate debt securities	-	6,930	-	6,930
Other debt obligations	-	36,502	-	36,502

Total investments in securities	1,199,762	43,432	-	1,243,194

SAM Balanced Portfolio
Equities
Funds	2,948,511	-	-	2,948,511

Total investments in securities	2,948,511	-	-	2,948,511

SAM Conservative Balanced Portfolio
Equities
Funds	635,190	-	-	635,190

Total investments in securities	635,190	-	-	635,190

SAM Conservative Growth Portfolio
Equities
Funds	2,207,340	-	-	2,207,340

Total investments in securities	2,207,340	-	-	2,207,340

SAM Flexible Income Portfolio
Equities
Funds	742,599	-	-	742,599

Total investments in securities	742,599	-	-	742,599

SAM Strategic Growth Portfolio
Equities
Funds	1,387,924	-	-	1,387,924

Total investments in securities	1,387,924	-	-	1,387,924

Short-Term Bond Fund
Debt securities issued by the U.S. Treasury and other U.S.	-	36,810	283	37,093
government corporations and agencies
Corporate debt securities	-	40,665	-	40,665
Residential mortgage-backed securities	-	5,951	10	5,961
Commercial mortgage-backed securities	-	17,589	1,552	19,141
Other debt obligations	-	28,124	1,471	29,595

Total investments in securities	-	129,139	3,316	132,455

Short-Term Income Fund
Debt securities issued by the U.S. Treasury and other U.S.	-	74,372	-	74,372
government corporations and agencies
Corporate debt securities	-	202,343	-	202,343
Other debt obligations	-	70,522	69	70,591

Total investments in securities	-	347,237	69	347,306
Futures*	(17)	-	-	(17)

SmallCap Blend Fund
Equities
Basic Materials	2,016	-	-	2,016
Communications	13,490	-	-	13,490
Consumer, Cyclical	22,342	-	-	22,342
Consumer, Non-cyclical	44,066	-	-	44,066
Diversified	299	-	-	299
Energy	7,081	-	-	7,081
Financial	28,778	-	-	28,778
Industrial	28,795	-	-	28,795
Technology	18,640	-	-	18,640
Utilities	5,882	-	-	5,882
Other debt obligations	-	9,634	-	9,634

Total investments in securities	171,389	9,634	-	181,023
Futures*	455	-	-	455

SmallCap Growth Fund
Equities
Basic Materials		740	-	-	740
Communications		20,803	-	-	20,803
Consumer, Cyclical		30,861	-	-	30,861
Consumer, Non-cyclical		84,357	-	-	84,357
Energy		10,597	-	-	10,597
Financial		10,806	-	-	10,806
Industrial		32,420	-	-	32,420
Technology		34,489	-	-	34,489
Utilities		855	-	-	855
Other debt obligations		-	4,982	-	4,982

	Total investments in securities	225,928	4,982	-	230,910

SmallCap Growth Fund I
Equities
Basic Materials		7,386	-	-	7,386
Communications		35,108	-	-	35,108
Consumer, Cyclical		52,391	-	-	52,391
Consumer, Non-cyclical		91,588	-	-	91,588
Diversified		12	-	-	12
Energy		15,986	-	-	15,986
Financial		22,983	-	-	22,983
Industrial		40,692	-	-	40,692
Technology		80,982	-	-	80,982
Utilities		3,269	-	-	3,269
Other debt obligations		-	33,468	-	33,468

	Total investments in securities	350,397	33,468	-	383,865
Futures*		2,631	-	-	2,631

SmallCap Growth Fund II
Equities
Basic Materials		5,681	-	-	5,681
Communications		49,037	1,263	-	50,300
Consumer, Cyclical		49,863	-	-	49,863
Consumer, Non-cyclical		97,538	-	-	97,538
Diversified		15	-	-	15
Energy		11,289	-	-	11,289
Financial		22,883	-	-	22,883
Industrial		42,573	-	-	42,573
Technology		64,666	-	-	64,666
Utilities		1,047	-	-	1,047
Other debt obligations		-	4,738	-	4,738

	Total investments in securities	344,592	6,001	-	350,593
Futures*		787	-	-	787

SmallCap S&P 600 Index Fund
Equities
Basic Materials		10,788	-	-	10,788
Communications		21,016	-	-	21,016
Consumer, Cyclical		61,546	-	-	61,546
Consumer, Non-cyclical		76,019	-	-	76,019
Energy		16,759	-	-	16,759
Exchange Traded Funds		2,901	-	-	2,901
Financial		70,024	-	-	70,024
Industrial		76,934	-	-	76,934
Technology		42,225	-	-	42,225
Utilities		17,639	-	-	17,639
Other debt obligations		-	13,095	-	13,095

	Total investments in securities	395,851	13,095	-	408,946
Futures*		836	-	-	836

SmallCap Value Fund
Equities
Basic Materials		11,032	-	-	11,032
Communications		16,089	-	-	16,089
Consumer, Cyclical		49,966	-	-	49,966
Consumer, Non-cyclical		48,699	-	-	48,699
Energy		18,641	-	-	18,641
Financial		123,127	-	-	123,127
Industrial		80,749	-	-	80,749
Technology		29,071	-	-	29,071
Utilities		25,825	-	-	25,825
Other debt obligations		-	13,335	-	13,335

	Total investments in securities	403,199	13,335	-	416,534

SmallCap Value Fund I
Equities
Basic Materials		12,575	-	-	12,575
Communications		18,331	-	-	18,331
Consumer, Cyclical		37,731	-	-	37,731
Consumer, Non-cyclical		40,199	-	-	40,199
Diversified		184	-	-	184
Energy		11,121	-	-	11,121
Exchange Traded Funds		114	-	-	114
Financial		94,328	-	-	94,328
Industrial		46,919	-	-	46,919
Technology		16,231	-	-	16,231
Utilities		17,753	-	-	17,753
Other debt obligations		-	7,306	-	7,306

	Total investments in securities	295,486	7,306	-	302,792
Futures*		692	-	-	692

SmallCap Value Fund II
Equities
Basic Materials	12,303	-	-	12,303
Communications	17,912	-	-	17,912
Consumer, Cyclical	40,133	-	-	40,133
Consumer, Non-cyclical	33,571	-	-	33,571
Diversified	298	-	-	298
Energy	15,061	-	-	15,061
Financial	69,110	-	1	69,111
Industrial	44,564	-	-	44,564
Technology	23,735	-	-	23,735
Utilities	7,060	-	-	7,060
Other debt obligations	-	4,110	-	4,110

Total investments in securities	263,747	4,110	1	267,858
Futures*	375	-	-	375

Tax Exempt Bond Fund
Debt securities issued by states of the U.S. and political	-	254,037	8,885	262,922
subdivisions of the states

Total investments in securities	-	254,037	8,885	262,922

Ultra Short Bond Fund
Debt securities issued by the U.S. Treasury and other U.S.	-	89,538	-	89,538
government corporations and agencies
Corporate debt securities	-	14,809	-	14,809
Residential mortgage-backed securities	-	309		309
Commercial mortgage-backed securities	-	4,387	32	4,419
Other debt obligations	-	32,756	531	33,287

Total investments in securities	-	141,799	563	142,362

*Futures, foreign currency contracts, written options and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

					Change in	Net	Transfers In
		Value October 31,	Accrued	Realized	Unrealized	Purchases/Sal and/or Out of		Value July
Portfolio		2008	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	es	Level 3	31, 2009

Bond & Mortgage Securities Fund
Debt securities issued by the U.S. Treasury and other U.S.
government corporations and agencies		2,642	(824)	-	(399)	(250)	1,702	2,871
Debt securities issued by foreign governments		-	-	-	-	-	-	-
Corporate debt securities		2,446	23	(417)	1,761	9,703	1,612	15,128
Residential mortgage-backed securities		-	-	-	(4,632)	(50)	6,235	1,553
Commercial mortgage-backed securities		3,141	193	(475)	(1,122)	4,818	4,033	10,588
Other debt obligations		1,773	-	(107)	(6,584)	1,620	23,905	20,607

	Total	10,002	(608)	(999)	(10,976)	15,841	37,487	50,747

California Municipal Bond Fund
Debt securities issued by states of the U.S. and political
subdivisions of the states		9,208	-	(4,874)	5,950	(6,325)	3,203	7,162

	Total	9,208	-	(4,874)	5,950	(6,325)	3,203	7,162

Core Plus Bond Fund I
Corporate debt securities		-	21	-	406	20,346	-	20,773
Other debt obligations		-	-	-	-	(9)	28	19

	Total	-	21	-	406	20,337	28	20,792

Diversified International Fund
Equities
Industrial		-	-	-	225	934	-	1,159

	Total	-	-	-	225	934	-	1,159

Global Diversified Income Fund
Corporate debt securities		-	-	-	6	231	-	237

	Total	-	-	-	6	231	-	237

Global Real Estate Securities Fund
Equities
Financial		-	-	-	12	6	-	18

	Total	-	-	-	12	6	-	18

High Quality Intermediate-Term Bond Fund
Debt securities issued by the U.S. Treasury and other U.S.
government corporations and agencies		-	-	-	4	(25)	173	152
Corporate debt securities		80	-	(29)	46	33	-	130
Residential mortgage-backed securities		-	-	-	-	(5)	11	6
Other debt obligations		162	-	(1)	(802)	812	1,414	1,585

	Total	242	-	(30)	(752)	815	1,598	1,873

High Yield Fund
Equities
Consumer, Cyclical		-	-	-	434	-	509	943
Financial		341	-	-	(341)	-	-	-
Debt securities issued by foreign governments		-	6	-	11,934	9,693	17,711	39,344
Corporate debt securities		76,527	3,141	(1,378)	5,648	31,126	(187)	114,877

	Total	76,868	3,147	(1,378)	17,675	40,819	18,033	155,164

HighYield Fund I
Equities
Industrial	-	-	-	8	40	-	48
Corporate debt securities	5,958	144	(437)	470	9,737	2,132	18,004
Other debt obligations	149	23	-	(132)	42	131	213

Total	6,107	167	(437)	346	9,819	2,263	18,265

Income Fund
Equities
Financial	92	-	-	(92)	-	-	-
Corporate debt securities	16,195	(24)	-	381	750	-	17,302

Total	16,287	(24)	-	289	750	-	17,302

Inflation Protection Fund
Debt securities issued by the U.S. Treasury and other U.S.
government corporations and agencies	-	-	-	2	(35)	204	171
Corporate debt securities	1,492	-	-	314	-	51	1,857
Residential mortgage-backed securities	-	-	-	(1,668)	(8)	2,236	560
Commercial mortgage-backed securities	-	19	-	(520)	-	1,111	610
Other debt obligations	-	-	-	(1,720)	(2,944)	11,584	6,920

Total	1,492	19	-	(3,592)	(2,987)	15,186	10,118

International Emerging Markets Fund
Equities
Industrial	-	-	-	1,160	4,813	-	5,973

Total	-	-	-	1,160	4,813	-	5,973

International Growth Fund
Equities	-	-	-	-	-	-	-
Utilities	-	-	(536)	23	637	-	124

Total	-	-	(536)	23	637	-	124

International Value Fund I
Equities
Financial	-	-	(91)	3,877	1,058	2,469	7,312

Total	-	-	(91)	3,877	1,058	2,469	7,312

Preferred Securities Fund
Equities
Financial	-	-	-	334	896	1,873	3,103
Corporate debt securities	1,611	(2)	(605)	1,462	1,817	17,193	21,476

Total	1,611	(2)	(605)	1,796	2,713	19,066	24,579

Short-Term Bond Fund
Debt securities issued by the U.S. Treasury and other U.S.
government corporations and agencies	-	-	-	9	(47)	321	283
Residential mortgage-backed securities	-	-	-	(62)	-	72	10
Commercial mortgage-backed securities	400	-	-	(96)	(2)	1,250	1,552
Collateralized debt obligations	-	-	-	-	-	-	-
Other debt obligations	-	-	-	(187)	(397)	2,055	1,471

Total	400	-	-	(336)	(446)	3,698	3,316

Short-Term Income Fund
Other debt obligations	-	-	-	(16)	-	85	69

Total	-	-	-	(16)	-	85	69

SmallCap Value Fund II
Equities	-	-	-	-	-	-	-
Communications	-	-	-	(6)	-	6	-
Consumer, Cyclical	20	-	-	-	-	(20)	-
Financial	-	-	-	1	-	-	1

Total	20	-	-	(5)	-	(14)	1

Tax-Exempt Bond Fund
Debt securities issued by states of the U.S. and political
subdivisions of the states	7,880	(5)	(1,493)	2,691	(1,159)	971	8,885

Total	7,880	(5)	(1,493)	2,691	(1,159)	971	8,885

Ultra Short Bond Fund
Corporate debt securities	1	-	-	(1)	-	-	-
Commercial mortgage-backed securities	356	-	-	(73)	(1)	(250)	32
Collateralized debt obligations	-	-	-	-	-	-	-
Other debt obligations	-	-	-	(611)	(198)	1,340	531

Total	357	-	-	(685)	(199)	1,090	563

The Funds’s schedules of investments as of July 31, 2009 have not been audited. This report is provided for the general information of the Funds’s shareholders. For more information regarding the Fund and its holdings, please see the Funds’s prospectus

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 09/18/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Chairman and CEO

Date 09/18/2009

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 09/18/2009